UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P Calamos, Sr., Founder, Chairman and Global Chief Investment Officer
Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	October 31, 2024

DATE OF REPORTING PERIOD:	November 1, 2023 through October 31, 2024

ITEM 1. REPORT TO SHAREHOLDERS.

TABLE OF CONTENTS

Calamos Convertible Fund Class A - CCVIX

Calamos Convertible Fund Class C - CCVCX

Calamos Convertible Fund Class I - CICVX

Calamos Dividend Growth Fund Class A - CADVX

Calamos Dividend Growth Fund Class C - CCDVX

Calamos Dividend Growth Fund Class I - CIDVX

Calamos Evolving World Growth Fund Class A - CNWGX

Calamos Evolving World Growth Fund Class C - CNWDX

Calamos Evolving World Growth Fund Class I - CNWIX

Calamos Global Convertible Fund Class A - CAGCX

Calamos Global Convertible Fund Class C - CCGCX

Calamos Global Convertible Fund Class I - CXGCX

Calamos Global Equity Fund Class A - CAGEX

Calamos Global Equity Fund Class C - CCGEX

Calamos Global Equity Fund Class I - CIGEX

Calamos Global Equity Fund Class R6 - CGEOX

Calamos Global Opportunities Fund Class A - CVLOX

Calamos Global Opportunities Fund Class C - CVLCX

Calamos Global Opportunities Fund Class I - CGCIX

Calamos Growth and Income Fund Class A - CVTRX

Calamos Growth and Income Fund Class C - CVTCX

Calamos Growth and Income Fund Class I - CGIIX

Calamos Growth and Income Fund Class R6 - CGIOX

Calamos Growth Fund Class A - CVGRX

Calamos Growth Fund Class C - CVGCX

Calamos Growth Fund Class I - CGRIX

Calamos High Income Opportunities Fund Class A - CHYDX

Calamos High Income Opportunities Fund Class C - CCHYX

Calamos High Income Opportunities Fund Class I - CIHYX

Calamos International Growth Fund Class A - CIGRX

Calamos International Growth Fund Class C - CIGCX

Calamos International Growth Fund Class I - CIGIX

Calamos International Growth Fund Class R6 - CIGOX

Calamos International Small Cap Growth Fund Class A - CAISX

Calamos International Small Cap Growth Fund Class C - CCISX

Calamos International Small Cap Growth Fund Class I - CSGIX

Calamos International Small Cap Growth Fund Class R6 - CISOX

Calamos Market Neutral Income Fund Class A - CVSIX

Calamos Market Neutral Income Fund Class C - CVSCX

Calamos Market Neutral Income Fund Class I - CMNIX

Calamos Market Neutral Income Fund Class R6 - CVSOX

Calamos Phineus Long/Short Fund Class A - CPLSX

Calamos Phineus Long/Short Fund Class C - CPCLX

Calamos Phineus Long/Short Fund Class I - CPLIX

Calamos Select Fund Class A - CVAAX

Calamos Select Fund Class C - CVACX

Calamos Select Fund Class I - CVAIX

Calamos Timpani Small Cap Growth Fund Class A - CTASX

Calamos Timpani Small Cap Growth Fund Class C - CTCSX

Calamos Timpani Small Cap Growth Fund Class I - CTSIX

Calamos Timpani Small Cap Growth Fund Class R6 - CTSOX

Calamos Timpani SMID Growth Fund Class A - CTAGX

Calamos Timpani SMID Growth Fund Class I - CTIGX

Calamos Timpani SMID Growth Fund Class R6 - CTOGX

Calamos Hedged Equity Fund Class A - CAHEX

Calamos Hedged Equity Fund Class C - CCHEX

Calamos Hedged Equity Fund Class I - CIHEX

Calamos Merger Arbitrage Fund Class A - CMRAX

Calamos Merger Arbitrage Fund Class C - CMRCX

Calamos Merger Arbitrage Fund Class I - CMRGX

Calamos Short-Term Bond Fund Class A - CSTBX

Calamos Short-Term Bond Fund Class I - CSTIX

Calamos Total Return Bond Fund Class A - CTRAX

Calamos Total Return Bond Fund Class C - CTRCX

Calamos Total Return Bond Fund Class I - CTRIX

Calamos Convertible Fund

Class A: CCVIX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$124	1.13%

HOW THE FUND PERFORMED

Against a backdrop of resilient economic growth and a Federal Reserve that pivoted to lower rates as inflation abated, the Fund made gains for the 12 months ended October 31, 2024 (“annual period”). As equities advanced, interest rates declined, and credit spreads narrowed, the Fund benefited from its emphasis on total-return-oriented convertibles and underweight in more credit-sensitive convertibles. The Fund’s underweight and selection in the materials sector as well as favorable selection in the industrials sector supported the result. The Fund’s underweight allocation and lagging selection in the communication services sector in addition to the trailing selection within the health care sector held back the result.

GROWTH OF $10,000

	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/14	$9,524	$9,999
11/30/14	$9,575	$10,070
12/31/14	$9,485	$10,080
1/31/15	$9,360	$10,291
2/28/15	$9,712	$10,194
3/31/15	$9,610	$10,242
4/30/15	$9,676	$10,205
5/31/15	$9,877	$10,180
6/30/15	$9,628	$10,069
7/31/15	$9,644	$10,139
8/31/15	$9,270	$10,125
9/30/15	$8,919	$10,193
10/31/15	$9,209	$10,195
11/30/15	$9,225	$10,168
12/31/15	$9,122	$10,135
1/31/16	$8,495	$10,275
2/29/16	$8,432	$10,348
3/31/16	$8,816	$10,443
4/30/16	$8,897	$10,483
5/31/16	$9,093	$10,485
6/30/16	$9,011	$10,674
7/31/16	$9,405	$10,741
8/31/16	$9,423	$10,729
9/30/16	$9,548	$10,723
10/31/16	$9,331	$10,641
11/30/16	$9,478	$10,389
12/31/16	$9,523	$10,404
1/31/17	$9,783	$10,424
2/28/17	$9,925	$10,494
3/31/17	$10,035	$10,489
4/30/17	$10,160	$10,570
5/31/17	$10,284	$10,651
6/30/17	$10,373	$10,640
7/31/17	$10,511	$10,686
8/31/17	$10,558	$10,782
9/30/17	$10,667	$10,730
10/31/17	$10,906	$10,737
11/30/17	$10,912	$10,723
12/31/17	$10,887	$10,772
1/31/18	$11,208	$10,648
2/28/18	$11,146	$10,547
3/31/18	$11,177	$10,615
4/30/18	$11,183	$10,536
5/31/18	$11,499	$10,611
6/30/18	$11,567	$10,598
7/31/18	$11,567	$10,600
8/31/18	$11,989	$10,669
9/30/18	$11,910	$10,600
10/31/18	$11,281	$10,516
11/30/18	$11,411	$10,579
12/31/18	$10,942	$10,773
1/31/19	$11,613	$10,888
2/28/19	$11,945	$10,881
3/31/19	$11,887	$11,090
4/30/19	$12,205	$11,093
5/31/19	$11,802	$11,290
6/30/19	$12,282	$11,432
7/31/19	$12,537	$11,457
8/31/19	$12,353	$11,754
9/30/19	$12,254	$11,691
10/31/19	$12,411	$11,727
11/30/19	$12,781	$11,721
12/31/19	$13,041	$11,712
1/31/20	$13,355	$11,938
2/29/20	$12,884	$12,153
3/31/20	$11,441	$12,081
4/30/20	$12,960	$12,296
5/31/20	$14,156	$12,353
6/30/20	$14,904	$12,431
7/31/20	$15,864	$12,617
8/31/20	$16,824	$12,515
9/30/20	$16,473	$12,508
10/31/20	$16,330	$12,452
11/30/20	$18,344	$12,574
12/31/20	$19,359	$12,592
1/31/21	$19,534	$12,501
2/28/21	$20,334	$12,321
3/31/21	$19,641	$12,167
4/30/21	$20,151	$12,263
5/31/21	$19,778	$12,303
6/30/21	$20,151	$12,390
7/31/21	$20,075	$12,528
8/31/21	$20,425	$12,504
9/30/21	$20,174	$12,396
10/31/21	$20,753	$12,393
11/30/21	$20,204	$12,429
12/31/21	$20,369	$12,397
1/31/22	$18,867	$12,130
2/28/22	$18,771	$11,995
3/31/22	$18,893	$11,662
4/30/22	$17,530	$11,219
5/31/22	$16,922	$11,292
6/30/22	$15,790	$11,114
7/31/22	$16,755	$11,386
8/31/22	$16,737	$11,064
9/30/22	$15,632	$10,586
10/31/22	$16,127	$10,449
11/30/22	$16,553	$10,833
12/31/22	$16,044	$10,785
1/31/23	$16,795	$11,116
2/28/23	$16,472	$10,829
3/31/23	$16,549	$11,104
4/30/23	$16,260	$11,171
5/31/23	$16,339	$11,050
6/30/23	$17,186	$11,010
7/31/23	$17,667	$11,003
8/31/23	$17,107	$10,932
9/30/23	$16,713	$10,654
10/31/23	$15,925	$10,486
11/30/23	$16,871	$10,961
12/31/23	$17,743	$11,381
1/31/24	$17,583	$11,349
2/29/24	$17,806	$11,189
3/31/24	$18,191	$11,292
4/30/24	$17,674	$11,007
5/31/24	$17,924	$11,194
6/30/24	$18,329	$11,300
7/31/24	$18,419	$11,564
8/31/24	$18,606	$11,730
9/30/24	$19,031	$11,887
10/31/24	$19,165	$11,592

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	20.35	9.08	7.24
Class A with sales charge	17.63	8.59	6.72
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$871,208,892	91	54%	$6,255,523

Calamos Convertible Fund

Class A: CCVIX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund invests primarily in convertible securities of US companies and some foreign firms diversified across market sectors and credit quality. Although the Fund can invest across the convertible universe, it emphasizes convertibles with attractive risk-reward profiles issued by midsize companies with higher-quality balance sheets.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	36.3
Consumer Discretionary	16.0
Health Care	10.9
Industrials	9.2
Utilities	8.5
Financials	5.6
Communication Services	5.1
Consumer Staples	2.3
Real Estate	1.4
Energy	1.1

TOP 10 HOLDINGS

% OF NET ASSETS

Boeing Company, 6.000%, 10/15/27	3.2
Shift4 Payments, Inc., 0.000%, 12/15/25	3.1
ON Semiconductor Corp., 0.500%, 03/01/29	2.2
Royal Caribbean Cruises, Ltd., 6.000%, 08/15/25	2.2
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	2.1
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	2.0
Booking Holdings, Inc., 0.750%, 05/01/25	1.9
Palo Alto Networks, Inc., 0.375%, 06/01/25	1.9
MicroStrategy, Inc., 0.625%, 03/15/30	1.8
Southern Company, 3.875%, 12/15/25	1.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | CVTTSRA-A 24

Calamos Convertible Fund

Class C: CCVCX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$206	1.88%

HOW THE FUND PERFORMED

Against a backdrop of resilient economic growth and a Federal Reserve that pivoted to lower rates as inflation abated, the Fund made gains for the 12 months ended October 31, 2024 (“annual period”). As equities advanced, interest rates declined, and credit spreads narrowed, the Fund benefited from its emphasis on total-return-oriented convertibles and underweight in more credit-sensitive convertibles. The Fund’s underweight and selection in the materials sector as well as favorable selection in the industrials sector supported the result. The Fund’s underweight allocation and lagging selection in the communication services sector in addition to the trailing selection within the health care sector held back the result.

GROWTH OF $10,000

	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/14	$10,000	$9,999
11/30/14	$10,054	$10,070
12/31/14	$9,951	$10,080
1/31/15	$9,814	$10,291
2/28/15	$10,180	$10,194
3/31/15	$10,059	$10,242
4/30/15	$10,123	$10,205
5/31/15	$10,330	$10,180
6/30/15	$10,064	$10,069
7/31/15	$10,076	$10,139
8/31/15	$9,676	$10,125
9/30/15	$9,306	$10,193
10/31/15	$9,599	$10,195
11/30/15	$9,610	$10,168
12/31/15	$9,495	$10,135
1/31/16	$8,843	$10,275
2/29/16	$8,770	$10,348
3/31/16	$9,162	$10,443
4/30/16	$9,241	$10,483
5/31/16	$9,440	$10,485
6/30/16	$9,349	$10,674
7/31/16	$9,749	$10,741
8/31/16	$9,761	$10,729
9/30/16	$9,885	$10,723
10/31/16	$9,658	$10,641
11/30/16	$9,805	$10,389
12/31/16	$9,845	$10,404
1/31/17	$10,104	$10,424
2/28/17	$10,246	$10,494
3/31/17	$10,353	$10,489
4/30/17	$10,470	$10,570
5/31/17	$10,600	$10,651
6/30/17	$10,676	$10,640
7/31/17	$10,818	$10,686
8/31/17	$10,856	$10,782
9/30/17	$10,961	$10,730
10/31/17	$11,202	$10,737
11/30/17	$11,202	$10,723
12/31/17	$11,168	$10,772
1/31/18	$11,494	$10,648
2/28/18	$11,417	$10,547
3/31/18	$11,447	$10,615
4/30/18	$11,441	$10,536
5/31/18	$11,754	$10,611
6/30/18	$11,823	$10,598
7/31/18	$11,816	$10,600
8/31/18	$12,239	$10,669
9/30/18	$12,147	$10,600
10/31/18	$11,499	$10,516
11/30/18	$11,627	$10,579
12/31/18	$11,138	$10,773
1/31/19	$11,814	$10,888
2/28/19	$12,148	$10,881
3/31/19	$12,083	$11,090
4/30/19	$12,395	$11,093
5/31/19	$11,981	$11,290
6/30/19	$12,453	$11,432
7/31/19	$12,708	$11,457
8/31/19	$12,519	$11,754
9/30/19	$12,405	$11,691
10/31/19	$12,558	$11,727
11/30/19	$12,922	$11,721
12/31/19	$13,183	$11,712
1/31/20	$13,489	$11,938
2/29/20	$13,001	$12,153
3/31/20	$11,542	$12,081
4/30/20	$13,060	$12,296
5/31/20	$14,264	$12,353
6/30/20	$15,008	$12,431
7/31/20	$15,964	$12,617
8/31/20	$16,920	$12,515
9/30/20	$16,555	$12,508
10/31/20	$16,402	$12,452
11/30/20	$18,415	$12,574
12/31/20	$19,415	$12,592
1/31/21	$19,585	$12,501
2/28/21	$20,375	$12,321
3/31/21	$19,663	$12,167
4/30/21	$20,166	$12,263
5/31/21	$19,779	$12,303
6/30/21	$20,135	$12,390
7/31/21	$20,050	$12,528
8/31/21	$20,383	$12,504
9/30/21	$20,119	$12,396
10/31/21	$20,692	$12,393
11/30/21	$20,127	$12,429
12/31/21	$20,277	$12,397
1/31/22	$18,773	$12,130
2/28/22	$18,666	$11,995
3/31/22	$18,773	$11,662
4/30/22	$17,409	$11,219
5/31/22	$16,799	$11,292
6/30/22	$15,657	$11,114
7/31/22	$16,613	$11,386
8/31/22	$16,586	$11,064
9/30/22	$15,480	$10,586
10/31/22	$15,958	$10,449
11/30/22	$16,365	$10,833
12/31/22	$15,851	$10,785
1/31/23	$16,588	$11,116
2/28/23	$16,251	$10,829
3/31/23	$16,322	$11,104
4/30/23	$16,029	$11,171
5/31/23	$16,100	$11,050
6/30/23	$16,917	$11,010
7/31/23	$17,378	$11,003
8/31/23	$16,819	$10,932
9/30/23	$16,428	$10,654
10/31/23	$15,638	$10,486
11/30/23	$16,561	$10,961
12/31/23	$17,403	$11,381
1/31/24	$17,232	$11,349
2/29/24	$17,439	$11,189
3/31/24	$17,808	$11,292
4/30/24	$17,295	$11,007
5/31/24	$17,520	$11,194
6/30/24	$17,907	$11,300
7/31/24	$17,988	$11,564
8/31/24	$18,159	$11,730
9/30/24	$18,555	$11,887
10/31/24	$18,682	$11,592

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	19.46	8.27	6.45
Class C with sales charge	18.46	8.27	6.45
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$871,208,892	91	54%	$6,255,523

Calamos Convertible Fund

Class C: CCVCX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund invests primarily in convertible securities of US companies and some foreign firms diversified across market sectors and credit quality. Although the Fund can invest across the convertible universe, it emphasizes convertibles with attractive risk-reward profiles issued by midsize companies with higher-quality balance sheets.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	36.3
Consumer Discretionary	16.0
Health Care	10.9
Industrials	9.2
Utilities	8.5
Financials	5.6
Communication Services	5.1
Consumer Staples	2.3
Real Estate	1.4
Energy	1.1

TOP 10 HOLDINGS

% OF NET ASSETS

Boeing Company, 6.000%, 10/15/27	3.2
Shift4 Payments, Inc., 0.000%, 12/15/25	3.1
ON Semiconductor Corp., 0.500%, 03/01/29	2.2
Royal Caribbean Cruises, Ltd., 6.000%, 08/15/25	2.2
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	2.1
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	2.0
Booking Holdings, Inc., 0.750%, 05/01/25	1.9
Palo Alto Networks, Inc., 0.375%, 06/01/25	1.9
MicroStrategy, Inc., 0.625%, 03/15/30	1.8
Southern Company, 3.875%, 12/15/25	1.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | CVTTSRA-C 24

Calamos Convertible Fund

Class I: CICVX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$97	0.88%

HOW THE FUND PERFORMED

Against a backdrop of resilient economic growth and a Federal Reserve that pivoted to lower rates as inflation abated, the Fund made gains for the 12 months ended October 31, 2024 (“annual period”). As equities advanced, interest rates declined, and credit spreads narrowed, the Fund benefited from its emphasis on total-return-oriented convertibles and underweight in more credit-sensitive convertibles. The Fund’s underweight and selection in the materials sector as well as favorable selection in the industrials sector supported the result. The Fund’s underweight allocation and lagging selection in the communication services sector in addition to the trailing selection within the health care sector held back the result.

GROWTH OF $1,000,000

	Class I	Bloomberg U.S. Aggregate Bond Index
10/31/14	$1,000,000	$1,000,001
11/30/14	$1,005,875	$1,007,097
12/31/14	$996,222	$1,008,039
1/31/15	$983,730	$1,029,175
2/28/15	$1,021,206	$1,019,500
3/31/15	$1,010,146	$1,024,232
4/30/15	$1,017,073	$1,020,558
5/31/15	$1,038,485	$1,018,099
6/30/15	$1,012,833	$1,006,997
7/31/15	$1,014,741	$1,013,998
8/31/15	$975,297	$1,012,540
9/30/15	$938,555	$1,019,389
10/31/15	$968,852	$1,019,563
11/30/15	$970,786	$1,016,867
12/31/15	$960,192	$1,013,583
1/31/16	$895,287	$1,027,528
2/29/16	$888,596	$1,034,819
3/31/16	$929,308	$1,044,310
4/30/16	$938,037	$1,048,321
5/31/16	$958,852	$1,048,590
6/30/16	$950,013	$1,067,431
7/31/16	$991,965	$1,074,180
8/31/16	$993,995	$1,072,953
9/30/16	$1,007,353	$1,072,321
10/31/16	$984,755	$1,064,120
11/30/16	$1,000,505	$1,038,951
12/31/16	$1,005,804	$1,040,415
1/31/17	$1,032,819	$1,042,457
2/28/17	$1,048,058	$1,049,464
3/31/17	$1,060,243	$1,048,911
4/30/17	$1,073,487	$1,057,008
5/31/17	$1,087,428	$1,065,141
6/30/17	$1,096,465	$1,064,072
7/31/17	$1,111,169	$1,068,652
8/31/17	$1,116,770	$1,078,233
9/30/17	$1,128,292	$1,073,100
10/31/17	$1,153,537	$1,073,722
11/30/17	$1,154,939	$1,072,342
12/31/17	$1,152,852	$1,077,264
1/31/18	$1,187,038	$1,064,857
2/28/18	$1,179,764	$1,054,765
3/31/18	$1,184,208	$1,061,530
4/30/18	$1,184,208	$1,053,633
5/31/18	$1,217,813	$1,061,150
6/30/18	$1,225,952	$1,059,845
7/31/18	$1,226,686	$1,060,098
8/31/18	$1,271,439	$1,066,920
9/30/18	$1,262,953	$1,060,050
10/31/18	$1,196,598	$1,051,675
11/30/18	$1,210,607	$1,057,950
12/31/18	$1,161,156	$1,077,385
1/31/19	$1,232,507	$1,088,830
2/28/19	$1,268,182	$1,088,198
3/31/19	$1,261,852	$1,109,092
4/30/19	$1,295,956	$1,109,376
5/31/19	$1,254,178	$1,129,070
6/30/19	$1,304,426	$1,143,247
7/31/19	$1,331,761	$1,145,763
8/31/19	$1,312,968	$1,175,454
9/30/19	$1,302,849	$1,169,194
10/31/19	$1,320,014	$1,172,716
11/30/19	$1,359,494	$1,172,116
12/31/19	$1,387,633	$1,171,300
1/31/20	$1,421,247	$1,193,842
2/29/20	$1,371,257	$1,215,330
3/31/20	$1,217,849	$1,208,176
4/30/20	$1,379,940	$1,229,655
5/31/20	$1,507,359	$1,235,377
6/30/20	$1,587,468	$1,243,163
7/31/20	$1,689,829	$1,261,730
8/31/20	$1,793,058	$1,251,543
9/30/20	$1,756,022	$1,250,859
10/31/20	$1,741,258	$1,245,274
11/30/20	$1,955,767	$1,257,492
12/31/20	$2,064,381	$1,259,224
1/31/21	$2,083,935	$1,250,196
2/28/21	$2,169,602	$1,232,145
3/31/21	$2,096,040	$1,216,757
4/30/21	$2,150,979	$1,226,370
5/31/21	$2,111,870	$1,230,376
6/30/21	$2,150,979	$1,239,020
7/31/21	$2,143,529	$1,252,875
8/31/21	$2,181,707	$1,250,490
9/30/21	$2,154,993	$1,239,662
10/31/21	$2,218,321	$1,239,320
11/30/21	$2,159,650	$1,242,989
12/31/21	$2,177,013	$1,239,809
1/31/22	$2,017,719	$1,213,098
2/28/22	$2,007,966	$1,199,564
3/31/22	$2,020,970	$1,166,236
4/30/22	$1,875,764	$1,121,979
5/31/22	$1,811,829	$1,129,212
6/30/22	$1,690,457	$1,111,498
7/31/22	$1,793,533	$1,138,656
8/31/22	$1,792,448	$1,106,486
9/30/22	$1,674,016	$1,058,676
10/31/22	$1,728,332	$1,044,963
11/30/22	$1,773,957	$1,083,392
12/31/22	$1,719,288	$1,078,507
1/31/23	$1,801,315	$1,111,687
2/28/23	$1,766,317	$1,082,945
3/31/23	$1,775,093	$1,110,450
4/30/23	$1,744,431	$1,117,183
5/31/23	$1,753,192	$1,105,018
6/30/23	$1,844,249	$1,101,075
7/31/23	$1,895,844	$1,100,311
8/31/23	$1,836,565	$1,093,284
9/30/23	$1,795,086	$1,065,499
10/31/23	$1,710,339	$1,048,685
11/30/23	$1,812,695	$1,096,174
12/31/23	$1,907,085	$1,138,135
1/31/24	$1,889,146	$1,135,008
2/29/24	$1,913,812	$1,118,973
3/31/24	$1,955,927	$1,129,307
4/30/24	$1,900,910	$1,100,780
5/31/24	$1,927,857	$1,119,442
6/30/24	$1,971,510	$1,130,044
7/31/24	$1,981,643	$1,156,439
8/31/24	$2,003,036	$1,173,053
9/30/24	$2,048,040	$1,188,762
10/31/24	$2,063,846	$1,159,282

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	20.67	9.35	7.51
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$871,208,892	91	54%	$6,255,523

Calamos Convertible Fund

Class I: CICVX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund invests primarily in convertible securities of US companies and some foreign firms diversified across market sectors and credit quality. Although the Fund can invest across the convertible universe, it emphasizes convertibles with attractive risk-reward profiles issued by midsize companies with higher-quality balance sheets.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	36.3
Consumer Discretionary	16.0
Health Care	10.9
Industrials	9.2
Utilities	8.5
Financials	5.6
Communication Services	5.1
Consumer Staples	2.3
Real Estate	1.4
Energy	1.1

TOP 10 HOLDINGS

% OF NET ASSETS

Boeing Company, 6.000%, 10/15/27	3.2
Shift4 Payments, Inc., 0.000%, 12/15/25	3.1
ON Semiconductor Corp., 0.500%, 03/01/29	2.2
Royal Caribbean Cruises, Ltd., 6.000%, 08/15/25	2.2
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	2.1
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	2.0
Booking Holdings, Inc., 0.750%, 05/01/25	1.9
Palo Alto Networks, Inc., 0.375%, 06/01/25	1.9
MicroStrategy, Inc., 0.625%, 03/15/30	1.8
Southern Company, 3.875%, 12/15/25	1.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | CVTTSRA-I 24

Calamos Dividend Growth Fund

Class A: CADVX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Dividend Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$158	1.35%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated robust returns as the portfolio’s growth stocks were strongly in favor. During the period, investors broadly benefited from resilient economic growth in the US and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The largest stocks by market capitalization in the US equity market received much attention and made impressive gains during the period. AI-related names saw significant growth in cash flows and earnings, and the Fund was marginally overweight those securities. Holdings in information technology and consumer staples notably contributed to performance, while holdings in industrials were a drag on performance.

GROWTH OF $10,000

	Class A with sales charge	S&P 500 Total Return Index
10/31/14	$9,523	$9,999
11/30/14	$9,541	$10,267
12/31/14	$9,398	$10,242
1/31/15	$9,307	$9,934
2/28/15	$9,652	$10,505
3/31/15	$9,470	$10,339
4/30/15	$9,606	$10,438
5/31/15	$9,733	$10,572
6/30/15	$9,452	$10,368
7/31/15	$9,661	$10,585
8/31/15	$9,053	$9,946
9/30/15	$8,845	$9,700
10/31/15	$9,543	$10,518
11/30/15	$9,534	$10,550
12/31/15	$9,394	$10,383
1/31/16	$8,909	$9,868
2/29/16	$8,862	$9,855
3/31/16	$9,427	$10,523
4/30/16	$9,446	$10,564
5/31/16	$9,586	$10,754
6/30/16	$9,567	$10,782
7/31/16	$9,876	$11,179
8/31/16	$9,876	$11,195
9/30/16	$9,872	$11,197
10/31/16	$9,750	$10,993
11/30/16	$10,079	$11,400
12/31/16	$10,284	$11,625
1/31/17	$10,462	$11,846
2/28/17	$10,867	$12,316
3/31/17	$10,870	$12,330
4/30/17	$11,030	$12,457
5/31/17	$11,190	$12,632
6/30/17	$11,218	$12,711
7/31/17	$11,473	$12,972
8/31/17	$11,501	$13,012
9/30/17	$11,707	$13,281
10/31/17	$12,009	$13,591
11/30/17	$12,310	$14,007
12/31/17	$12,436	$14,163
1/31/18	$13,121	$14,974
2/28/18	$12,661	$14,422
3/31/18	$12,322	$14,056
4/30/18	$12,373	$14,109
5/31/18	$12,659	$14,449
6/30/18	$12,660	$14,538
7/31/18	$13,162	$15,079
8/31/18	$13,530	$15,571
9/30/18	$13,583	$15,659
10/31/18	$12,641	$14,589
11/30/18	$12,938	$14,886
12/31/18	$11,817	$13,542
1/31/19	$12,695	$14,627
2/28/19	$13,102	$15,097
3/31/19	$13,354	$15,390
4/30/19	$13,890	$16,013
5/31/19	$13,033	$14,996
6/30/19	$13,922	$16,053
7/31/19	$14,115	$16,283
8/31/19	$13,890	$16,025
9/30/19	$14,096	$16,325
10/31/19	$14,364	$16,679
11/30/19	$14,848	$17,284
12/31/19	$15,289	$17,806
1/31/20	$15,253	$17,799
2/29/20	$13,991	$16,334
3/31/20	$12,272	$14,316
4/30/20	$13,870	$16,152
5/31/20	$14,568	$16,921
6/30/20	$14,820	$17,257
7/31/20	$15,566	$18,231
8/31/20	$16,805	$19,541
9/30/20	$16,143	$18,798
10/31/20	$15,686	$18,299
11/30/20	$17,466	$20,302
12/31/20	$18,166	$21,082
1/31/21	$17,840	$20,869
2/28/21	$18,531	$21,445
3/31/21	$19,236	$22,384
4/30/21	$20,266	$23,579
5/31/21	$20,448	$23,743
6/30/21	$20,827	$24,298
7/31/21	$21,257	$24,875
8/31/21	$21,870	$25,631
9/30/21	$20,853	$24,439
10/31/21	$22,339	$26,151
11/30/21	$22,118	$25,970
12/31/21	$23,107	$27,134
1/31/22	$22,017	$25,730
2/28/22	$21,338	$24,959
3/31/22	$21,961	$25,886
4/30/22	$20,106	$23,629
5/31/22	$20,134	$23,672
6/30/22	$18,520	$21,718
7/31/22	$20,021	$23,721
8/31/22	$19,270	$22,753
9/30/22	$17,529	$20,658
10/31/22	$18,987	$22,330
11/30/22	$19,992	$23,578
12/31/22	$18,901	$22,220
1/31/23	$19,953	$23,616
2/28/23	$19,427	$23,040
3/31/23	$20,124	$23,886
4/30/23	$20,564	$24,258
5/31/23	$20,607	$24,364
6/30/23	$21,929	$25,974
7/31/23	$22,511	$26,808
8/31/23	$22,113	$26,381
9/30/23	$21,033	$25,123
10/31/23	$20,621	$24,595
11/30/23	$22,426	$26,841
12/31/23	$23,299	$28,061
1/31/24	$23,758	$28,532
2/29/24	$25,019	$30,056
3/31/24	$25,761	$31,023
4/30/24	$24,767	$29,756
5/31/24	$25,938	$31,231
6/30/24	$26,843	$32,352
7/31/24	$26,873	$32,746
8/31/24	$27,481	$33,540
9/30/24	$28,000	$34,256
10/31/24	$27,777	$33,945

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	34.70	14.10	11.30
Class A with sales charge	28.34	12.99	10.76
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$20,644,697	114	24%	$190,896

Calamos Dividend Growth Fund

Class A: CADVX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund is broadly diversified by sector, favoring investments in dividend-paying equities and high-cash-generating businesses. Our preference for companies with stronger cash flows, improving or superior fundamentals, and upside intrinsic values worked well over the year. Dividend-paying equities often provide a sense of stability, and “quality” was a favored attribute.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.5
Financials	15.2
Consumer Discretionary	10.8
Health Care	9.7
Communication Services	8.4
Industrials	7.4
Consumer Staples	5.5
Utilities	3.6
Energy	3.4
Materials	2.7
Real Estate	1.3
Other	1.2

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.2
Apple, Inc.	6.9
Microsoft Corp.	6.5
Alphabet, Inc. - Class C	3.8
Amazon.com, Inc.	3.7
Meta Platforms, Inc. - Class A	2.5
Broadcom, Inc.	2.3
JPMorgan Chase & Company	1.9
Eli Lilly & Company	1.8
Mastercard, Inc. - Class A	1.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | DVGTSRA-A 24

Calamos Dividend Growth Fund

Class C: CCDVX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Dividend Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$245	2.10%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated robust returns as the portfolio’s growth stocks were strongly in favor. During the period, investors broadly benefited from resilient economic growth in the US and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The largest stocks by market capitalization in the US equity market received much attention and made impressive gains during the period. AI-related names saw significant growth in cash flows and earnings, and the Fund was marginally overweight those securities. Holdings in information technology and consumer staples notably contributed to performance, while holdings in industrials were a drag on performance.

GROWTH OF $10,000

	Class C with sales charge	S&P 500 Total Return Index
10/31/14	$10,000	$9,999
11/30/14	$10,000	$10,267
12/31/14	$9,841	$10,242
1/31/15	$9,746	$9,934
2/28/15	$10,108	$10,505
3/31/15	$9,908	$10,339
4/30/15	$10,041	$10,438
5/31/15	$10,175	$10,572
6/30/15	$9,870	$10,368
7/31/15	$10,080	$10,585
8/31/15	$9,450	$9,946
9/30/15	$9,221	$9,700
10/31/15	$9,937	$10,518
11/30/15	$9,917	$10,550
12/31/15	$9,775	$10,383
1/31/16	$9,265	$9,868
2/29/16	$9,207	$9,855
3/31/16	$9,783	$10,523
4/30/16	$9,803	$10,564
5/31/16	$9,940	$10,754
6/30/16	$9,925	$10,782
7/31/16	$10,229	$11,179
8/31/16	$10,229	$11,195
9/30/16	$10,216	$11,197
10/31/16	$10,078	$10,993
11/30/16	$10,412	$11,400
12/31/16	$10,621	$11,625
1/31/17	$10,798	$11,846
2/28/17	$11,211	$12,316
3/31/17	$11,201	$12,330
4/30/17	$11,358	$12,457
5/31/17	$11,516	$12,632
6/30/17	$11,544	$12,711
7/31/17	$11,800	$12,972
8/31/17	$11,820	$13,012
9/30/17	$12,026	$13,281
10/31/17	$12,322	$13,591
11/30/17	$12,627	$14,007
12/31/17	$12,744	$14,163
1/31/18	$13,448	$14,974
2/28/18	$12,958	$14,422
3/31/18	$12,606	$14,056
4/30/18	$12,659	$14,109
5/31/18	$12,936	$14,449
6/30/18	$12,936	$14,538
7/31/18	$13,426	$15,079
8/31/18	$13,799	$15,571
9/30/18	$13,853	$15,659
10/31/18	$12,883	$14,589
11/30/18	$13,171	$14,886
12/31/18	$12,024	$13,542
1/31/19	$12,913	$14,627
2/28/19	$13,313	$15,097
3/31/19	$13,557	$15,390
4/30/19	$14,102	$16,013
5/31/19	$13,224	$14,996
6/30/19	$14,113	$16,053
7/31/19	$14,291	$16,283
8/31/19	$14,057	$16,025
9/30/19	$14,257	$16,325
10/31/19	$14,524	$16,679
11/30/19	$15,002	$17,284
12/31/19	$15,439	$17,806
1/31/20	$15,389	$17,799
2/29/20	$14,110	$16,334
3/31/20	$12,371	$14,316
4/30/20	$13,973	$16,152
5/31/20	$14,669	$16,921
6/30/20	$14,917	$17,257
7/31/20	$15,650	$18,231
8/31/20	$16,880	$19,541
9/30/20	$16,209	$18,798
10/31/20	$15,737	$18,299
11/30/20	$17,513	$20,302
12/31/20	$18,200	$21,082
1/31/21	$17,876	$20,869
2/28/21	$18,565	$21,445
3/31/21	$19,239	$22,384
4/30/21	$20,264	$23,579
5/31/21	$20,426	$23,743
6/30/21	$20,804	$24,298
7/31/21	$21,222	$24,875
8/31/21	$21,803	$25,631
9/30/21	$20,777	$24,439
10/31/21	$22,248	$26,151
11/30/21	$22,018	$25,970
12/31/21	$22,988	$27,134
1/31/22	$21,886	$25,730
2/28/22	$21,210	$24,959
3/31/22	$21,798	$25,886
4/30/22	$19,960	$23,629
5/31/22	$19,960	$23,672
6/30/22	$18,343	$21,718
7/31/22	$19,828	$23,721
8/31/22	$19,078	$22,753
9/30/22	$17,344	$20,658
10/31/22	$18,770	$22,330
11/30/22	$19,740	$23,578
12/31/22	$18,662	$22,220
1/31/23	$19,693	$23,616
2/28/23	$19,162	$23,040
3/31/23	$19,825	$23,886
4/30/23	$20,252	$24,258
5/31/23	$20,282	$24,364
6/30/23	$21,563	$25,974
7/31/23	$22,123	$26,808
8/31/23	$21,725	$26,381
9/30/23	$20,650	$25,123
10/31/23	$20,238	$24,595
11/30/23	$21,990	$26,841
12/31/23	$22,826	$28,061
1/31/24	$23,256	$28,532
2/29/24	$24,487	$30,056
3/31/24	$25,194	$31,023
4/30/24	$24,195	$29,756
5/31/24	$25,333	$31,231
6/30/24	$26,209	$32,352
7/31/24	$26,225	$32,746
8/31/24	$26,794	$33,540
9/30/24	$27,286	$34,256
10/31/24	$27,055	$33,945

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	33.69	13.25	10.47
Class C with sales charge	32.69	13.25	10.47
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$20,644,697	114	24%	$190,896

Calamos Dividend Growth Fund

Class C: CCDVX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund is broadly diversified by sector, favoring investments in dividend-paying equities and high-cash-generating businesses. Our preference for companies with stronger cash flows, improving or superior fundamentals, and upside intrinsic values worked well over the year. Dividend-paying equities often provide a sense of stability, and “quality” was a favored attribute.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.5
Financials	15.2
Consumer Discretionary	10.8
Health Care	9.7
Communication Services	8.4
Industrials	7.4
Consumer Staples	5.5
Utilities	3.6
Energy	3.4
Materials	2.7
Real Estate	1.3
Other	1.2

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.2
Apple, Inc.	6.9
Microsoft Corp.	6.5
Alphabet, Inc. - Class C	3.8
Amazon.com, Inc.	3.7
Meta Platforms, Inc. - Class A	2.5
Broadcom, Inc.	2.3
JPMorgan Chase & Company	1.9
Eli Lilly & Company	1.8
Mastercard, Inc. - Class A	1.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | DVGTSRA-C 24

Calamos Dividend Growth Fund

Class I: CIDVX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Dividend Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$129	1.10%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated robust returns as the portfolio’s growth stocks were strongly in favor. During the period, investors broadly benefited from resilient economic growth in the US and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The largest stocks by market capitalization in the US equity market received much attention and made impressive gains during the period. AI-related names saw significant growth in cash flows and earnings, and the Fund was marginally overweight those securities. Holdings in information technology and consumer staples notably contributed to performance, while holdings in industrials were a drag on performance.

GROWTH OF $1,000,000

	Class I	S&P 500 Total Return Index
10/31/14	$1,000,000	$1,000,000
11/30/14	$1,001,854	$1,026,895
12/31/14	$986,583	$1,024,308
1/31/15	$978,013	$993,558
2/28/15	$1,014,200	$1,050,661
3/31/15	$996,106	$1,034,044
4/30/15	$1,009,439	$1,043,965
5/31/15	$1,023,723	$1,057,389
6/30/15	$994,202	$1,036,919
7/31/15	$1,016,105	$1,058,645
8/31/15	$953,253	$994,772
9/30/15	$931,350	$970,158
10/31/15	$1,004,677	$1,051,995
11/30/15	$1,003,725	$1,055,123
12/31/15	$989,302	$1,038,482
1/31/16	$938,266	$986,949
2/29/16	$934,341	$985,617
3/31/16	$993,402	$1,052,479
4/30/16	$995,371	$1,056,560
5/31/16	$1,010,139	$1,075,533
6/30/16	$1,008,778	$1,078,321
7/31/16	$1,042,339	$1,118,077
8/31/16	$1,042,339	$1,119,648
9/30/16	$1,041,607	$1,119,857
10/31/16	$1,028,736	$1,099,430
11/30/16	$1,063,390	$1,140,148
12/31/16	$1,086,585	$1,162,683
1/31/17	$1,104,463	$1,184,735
2/28/17	$1,148,165	$1,231,778
3/31/17	$1,148,160	$1,233,213
4/30/17	$1,166,054	$1,245,879
5/31/17	$1,182,953	$1,263,412
6/30/17	$1,186,603	$1,271,298
7/31/17	$1,213,526	$1,297,439
8/31/17	$1,216,517	$1,301,412
9/30/17	$1,239,119	$1,328,257
10/31/17	$1,270,097	$1,359,252
11/30/17	$1,303,074	$1,400,939
12/31/17	$1,316,211	$1,416,515
1/31/18	$1,389,875	$1,497,616
2/28/18	$1,341,127	$1,442,420
3/31/18	$1,304,838	$1,405,763
4/30/18	$1,311,346	$1,411,157
5/31/18	$1,341,716	$1,445,140
6/30/18	$1,342,630	$1,454,035
7/31/18	$1,394,771	$1,508,146
8/31/18	$1,434,963	$1,557,288
9/30/18	$1,441,427	$1,566,152
10/31/18	$1,341,343	$1,459,105
11/30/18	$1,372,892	$1,488,839
12/31/18	$1,254,819	$1,354,412
1/31/19	$1,348,191	$1,462,948
2/28/19	$1,391,460	$1,509,921
3/31/19	$1,417,761	$1,539,260
4/30/19	$1,475,885	$1,601,584
5/31/19	$1,384,710	$1,499,806
6/30/19	$1,479,056	$1,605,508
7/31/19	$1,499,598	$1,628,584
8/31/19	$1,476,773	$1,602,785
9/30/19	$1,498,395	$1,632,774
10/31/19	$1,528,134	$1,668,138
11/30/19	$1,579,606	$1,728,690
12/31/19	$1,626,373	$1,780,867
1/31/20	$1,622,531	$1,780,169
2/29/20	$1,489,348	$1,633,628
3/31/20	$1,305,667	$1,431,852
4/30/20	$1,477,364	$1,615,407
5/31/20	$1,551,681	$1,692,345
6/30/20	$1,579,479	$1,726,003
7/31/20	$1,659,030	$1,823,324
8/31/20	$1,791,188	$1,954,384
9/30/20	$1,720,235	$1,880,123
10/31/20	$1,672,736	$1,830,125
11/30/20	$1,862,732	$2,030,458
12/31/20	$1,937,840	$2,108,526
1/31/21	$1,904,429	$2,087,238
2/28/21	$1,978,212	$2,144,792
3/31/21	$2,053,386	$2,238,725
4/30/21	$2,163,364	$2,358,203
5/31/21	$2,182,854	$2,374,673
6/30/21	$2,224,618	$2,430,111
7/31/21	$2,271,950	$2,487,837
8/31/21	$2,335,988	$2,563,481
9/30/21	$2,227,402	$2,444,255
10/31/21	$2,387,497	$2,615,503
11/30/21	$2,365,223	$2,597,381
12/31/21	$2,471,241	$2,713,786
1/31/22	$2,354,645	$2,573,356
2/28/22	$2,283,475	$2,496,304
3/31/22	$2,348,588	$2,588,992
4/30/22	$2,151,736	$2,363,228
5/31/22	$2,154,765	$2,367,562
6/30/22	$1,982,141	$2,172,135
7/31/22	$2,144,165	$2,372,415
8/31/22	$2,063,910	$2,275,665
9/30/22	$1,877,659	$2,066,077
10/31/22	$2,035,140	$2,233,350
11/30/22	$2,142,651	$2,358,160
12/31/22	$2,027,198	$2,222,295
1/31/23	$2,139,735	$2,361,931
2/28/23	$2,083,467	$2,304,301
3/31/23	$2,157,985	$2,388,902
4/30/23	$2,205,129	$2,426,190
5/31/23	$2,211,212	$2,436,736
6/30/23	$2,354,165	$2,597,745
7/31/23	$2,416,517	$2,681,196
8/31/23	$2,373,935	$2,638,508
9/30/23	$2,259,877	$2,512,709
10/31/23	$2,215,774	$2,459,875
11/30/23	$2,408,913	$2,684,525
12/31/23	$2,503,721	$2,806,485
1/31/24	$2,552,939	$2,853,645
2/29/24	$2,689,476	$3,006,018
3/31/24	$2,770,446	$3,102,735
4/30/24	$2,662,486	$2,976,004
5/31/24	$2,789,498	$3,123,570
6/30/24	$2,887,932	$3,235,649
7/31/24	$2,892,695	$3,275,035
8/31/24	$2,957,789	$3,354,475
9/30/24	$3,014,944	$3,426,117
10/31/24	$2,992,717	$3,395,049

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	35.06	14.39	11.59
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$20,644,697	114	24%	$190,896

Calamos Dividend Growth Fund

Class I: CIDVX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund is broadly diversified by sector, favoring investments in dividend-paying equities and high-cash-generating businesses. Our preference for companies with stronger cash flows, improving or superior fundamentals, and upside intrinsic values worked well over the year. Dividend-paying equities often provide a sense of stability, and “quality” was a favored attribute.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.5
Financials	15.2
Consumer Discretionary	10.8
Health Care	9.7
Communication Services	8.4
Industrials	7.4
Consumer Staples	5.5
Utilities	3.6
Energy	3.4
Materials	2.7
Real Estate	1.3
Other	1.2

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.2
Apple, Inc.	6.9
Microsoft Corp.	6.5
Alphabet, Inc. - Class C	3.8
Amazon.com, Inc.	3.7
Meta Platforms, Inc. - Class A	2.5
Broadcom, Inc.	2.3
JPMorgan Chase & Company	1.9
Eli Lilly & Company	1.8
Mastercard, Inc. - Class A	1.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | DVGTSRA-I 24

Calamos Evolving World Growth Fund

Class A: CNWGX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$151	1.30%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated strong returns in emerging markets. The Fund’s investments in companies with higher growth and quality characteristics and a wider universe of equities and convertible securities supported the Fund’s returns over the period. Fund holdings in consumer discretionary and industrials performed well, reflecting large addressable markets, rising earnings, and healthy balance sheets, while holdings in health care and financials lagged over the period. From a geographic view, holdings in India and Korea contributed to outperformance, while positions in China and the Philippines trailed.

GROWTH OF $10,000

	Class A with sales charge	MSCI Emerging Markets Gross Total Return Index
10/31/14	$9,528	$10,001
11/30/14	$9,521	$9,895
12/31/14	$9,137	$9,444
1/31/15	$9,208	$9,501
2/28/15	$9,414	$9,797
3/31/15	$9,414	$9,659
4/30/15	$9,877	$10,405
5/31/15	$9,677	$9,990
6/30/15	$9,471	$9,738
7/31/15	$9,001	$9,069
8/31/15	$8,311	$8,252
9/30/15	$8,119	$8,007
10/31/15	$8,617	$8,578
11/30/15	$8,567	$8,244
12/31/15	$8,346	$8,065
1/31/16	$7,841	$7,543
2/29/16	$7,670	$7,531
3/31/16	$8,289	$8,529
4/30/16	$8,325	$8,578
5/31/16	$8,282	$8,259
6/30/16	$8,389	$8,597
7/31/16	$8,660	$9,035
8/31/16	$8,717	$9,263
9/30/16	$8,824	$9,384
10/31/16	$8,624	$9,408
11/30/16	$8,054	$8,975
12/31/16	$7,955	$9,001
1/31/17	$8,396	$9,494
2/28/17	$8,539	$9,786
3/31/17	$8,816	$10,035
4/30/17	$9,066	$10,257
5/31/17	$9,244	$10,562
6/30/17	$9,358	$10,676
7/31/17	$9,977	$11,321
8/31/17	$10,291	$11,577
9/30/17	$10,312	$11,534
10/31/17	$10,561	$11,939
11/30/17	$10,632	$11,964
12/31/17	$10,862	$12,399
1/31/18	$11,660	$13,434
2/28/18	$11,197	$12,816
3/31/18	$11,176	$12,581
4/30/18	$10,848	$12,528
5/31/18	$10,528	$12,087
6/30/18	$10,129	$11,593
7/31/18	$10,157	$11,858
8/31/18	$9,858	$11,540
9/30/18	$9,801	$11,483
10/31/18	$8,932	$10,484
11/30/18	$9,188	$10,917
12/31/18	$8,911	$10,634
1/31/19	$9,587	$11,566
2/28/19	$9,680	$11,593
3/31/19	$9,865	$11,693
4/30/19	$10,043	$11,941
5/31/19	$9,530	$11,078
6/30/19	$10,150	$11,779
7/31/19	$10,036	$11,645
8/31/19	$9,780	$11,080
9/30/19	$9,723	$11,295
10/31/19	$10,057	$11,773
11/30/19	$10,114	$11,757
12/31/19	$10,733	$12,642
1/31/20	$10,496	$12,053
2/29/20	$10,266	$11,419
3/31/20	$8,961	$9,663
4/30/20	$10,015	$10,549
5/31/20	$10,582	$10,633
6/30/20	$11,701	$11,420
7/31/20	$13,179	$12,450
8/31/20	$13,832	$12,729
9/30/20	$13,660	$12,528
10/31/20	$14,062	$12,788
11/30/20	$15,166	$13,971
12/31/20	$16,521	$15,005
1/31/21	$17,202	$15,469
2/28/21	$17,311	$15,588
3/31/21	$16,469	$15,356
4/30/21	$16,806	$15,741
5/31/21	$17,026	$16,109
6/30/21	$17,150	$16,143
7/31/21	$16,140	$15,066
8/31/21	$16,784	$15,465
9/30/21	$16,074	$14,856
10/31/21	$16,294	$15,004
11/30/21	$15,400	$14,394
12/31/21	$15,367	$14,671
1/31/22	$15,037	$14,395
2/28/22	$14,559	$13,966
3/31/22	$14,397	$13,655
4/30/22	$13,398	$12,898
5/31/22	$13,207	$12,958
6/30/22	$12,310	$12,108
7/31/22	$11,972	$12,088
8/31/22	$11,943	$12,143
9/30/22	$10,980	$10,725
10/31/22	$10,664	$10,394
11/30/22	$11,957	$11,937
12/31/22	$11,589	$11,776
1/31/23	$12,669	$12,707
2/28/23	$11,715	$11,884
3/31/23	$12,159	$12,249
4/30/23	$11,744	$12,112
5/31/23	$11,367	$11,912
6/30/23	$11,848	$12,376
7/31/23	$12,529	$13,155
8/31/23	$11,996	$12,348
9/30/23	$11,478	$12,030
10/31/23	$11,004	$11,564
11/30/23	$11,959	$12,492
12/31/23	$12,328	$12,985
1/31/24	$12,210	$12,383
2/29/24	$12,900	$12,974
3/31/24	$13,137	$13,301
4/30/24	$13,085	$13,363
5/31/24	$13,776	$13,443
6/30/24	$14,681	$13,982
7/31/24	$14,213	$14,033
8/31/24	$14,043	$14,264
9/30/24	$14,867	$15,223
10/31/24	$14,555	$14,565

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	32.27	7.67	4.33
Class A with sales charge	26.00	6.64	3.82
MSCI Emerging Markets Gross Total Return Index	25.95	4.35	3.83

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$396,642,147	69	140%	$4,181,196

Calamos Evolving World Growth Fund

Class A: CNWGX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund employs an active, risk-managed strategy to invest in emerging market growth opportunities. The Fund invests in common stocks and draws on our experience in convertible securities to actively manage risk. The Fund invests in emerging markets and developed-market domiciled companies with significant revenue exposure to emerging markets.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Consumer Discretionary	31.7
Information Technology	22.3
Financials	15.7
Industrials	10.0
Consumer Staples	5.9
Real Estate	3.5
Communication Services	3.4
Health Care	3.4
Materials	3.0
Energy	2.0

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	11.7
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	4.7
Trip.com Group, Ltd., 0.750%, 06/15/29	3.6
Tencent Holdings, Ltd.	3.1
NU Holdings Ltd. - Class A	3.0
JD.com, Inc., 0.250%, 06/01/29	2.6
Amber Enterprises India, Ltd.	2.4
Meritz Financial Group, Inc.	2.3
Hon Hai Precision Industry Company, Ltd., 0.000%, 08/05/26	2.3
Hanwha Aerospace Company, Ltd.	2.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | EWGTSRA-A 24

Calamos Evolving World Growth Fund

Class C: CNWDX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$237	2.05%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated strong returns in emerging markets. The Fund’s investments in companies with higher growth and quality characteristics and a wider universe of equities and convertible securities supported the Fund’s returns over the period. Fund holdings in consumer discretionary and industrials performed well, reflecting large addressable markets, rising earnings, and healthy balance sheets, while holdings in health care and financials lagged over the period. From a geographic view, holdings in India and Korea contributed to outperformance, while positions in China and the Philippines trailed.

GROWTH OF $10,000

	Class C with sales charge	MSCI Emerging Markets Gross Total Return Index
10/31/14	$10,000	$10,001
11/30/14	$9,985	$9,895
12/31/14	$9,569	$9,444
1/31/15	$9,647	$9,501
2/28/15	$9,855	$9,797
3/31/15	$9,847	$9,659
4/30/15	$10,326	$10,405
5/31/15	$10,110	$9,990
6/30/15	$9,886	$9,738
7/31/15	$9,392	$9,069
8/31/15	$8,666	$8,252
9/30/15	$8,465	$8,007
10/31/15	$8,975	$8,578
11/30/15	$8,913	$8,244
12/31/15	$8,681	$8,065
1/31/16	$8,148	$7,543
2/29/16	$7,971	$7,531
3/31/16	$8,604	$8,529
4/30/16	$8,635	$8,578
5/31/16	$8,588	$8,259
6/30/16	$8,689	$8,597
7/31/16	$8,967	$9,035
8/31/16	$9,021	$9,263
9/30/16	$9,129	$9,384
10/31/16	$8,921	$9,408
11/30/16	$8,318	$8,975
12/31/16	$8,210	$9,001
1/31/17	$8,666	$9,494
2/28/17	$8,805	$9,786
3/31/17	$9,090	$10,035
4/30/17	$9,338	$10,257
5/31/17	$9,515	$10,562
6/30/17	$9,623	$10,676
7/31/17	$10,249	$11,321
8/31/17	$10,573	$11,577
9/30/17	$10,581	$11,534
10/31/17	$10,836	$11,939
11/30/17	$10,905	$11,964
12/31/17	$11,129	$12,399
1/31/18	$11,940	$13,434
2/28/18	$11,454	$12,816
3/31/18	$11,431	$12,581
4/30/18	$11,091	$12,528
5/31/18	$10,759	$12,087
6/30/18	$10,342	$11,593
7/31/18	$10,357	$11,858
8/31/18	$10,056	$11,540
9/30/18	$9,994	$11,483
10/31/18	$9,098	$10,484
11/30/18	$9,353	$10,917
12/31/18	$9,060	$10,634
1/31/19	$9,747	$11,566
2/28/19	$9,832	$11,593
3/31/19	$10,017	$11,693
4/30/19	$10,187	$11,941
5/31/19	$9,662	$11,078
6/30/19	$10,288	$11,779
7/31/19	$10,164	$11,645
8/31/19	$9,901	$11,080
9/30/19	$9,832	$11,295
10/31/19	$10,164	$11,773
11/30/19	$10,218	$11,757
12/31/19	$10,836	$12,642
1/31/20	$10,589	$12,053
2/29/20	$10,349	$11,419
3/31/20	$9,029	$9,663
4/30/20	$10,079	$10,549
5/31/20	$10,651	$10,633
6/30/20	$11,770	$11,420
7/31/20	$13,246	$12,450
8/31/20	$13,894	$12,729
9/30/20	$13,709	$12,528
10/31/20	$14,103	$12,788
11/30/20	$15,200	$13,971
12/31/20	$16,549	$15,005
1/31/21	$17,220	$15,469
2/28/21	$17,323	$15,588
3/31/21	$16,470	$15,356
4/30/21	$16,794	$15,741
5/31/21	$17,007	$16,109
6/30/21	$17,118	$16,143
7/31/21	$16,099	$15,066
8/31/21	$16,731	$15,465
9/30/21	$16,012	$14,856
10/31/21	$16,225	$15,004
11/30/21	$15,325	$14,394
12/31/21	$15,278	$14,671
1/31/22	$14,946	$14,395
2/28/22	$14,457	$13,966
3/31/22	$14,291	$13,655
4/30/22	$13,296	$12,898
5/31/22	$13,091	$12,958
6/30/22	$12,199	$12,108
7/31/22	$11,851	$12,088
8/31/22	$11,812	$12,143
9/30/22	$10,856	$10,725
10/31/22	$10,541	$10,394
11/30/22	$11,812	$11,937
12/31/22	$11,441	$11,776
1/31/23	$12,499	$12,707
2/28/23	$11,543	$11,884
3/31/23	$11,978	$12,249
4/30/23	$11,567	$12,112
5/31/23	$11,180	$11,912
6/30/23	$11,646	$12,376
7/31/23	$12,317	$13,155
8/31/23	$11,780	$12,348
9/30/23	$11,267	$12,030
10/31/23	$10,793	$11,564
11/30/23	$11,725	$12,492
12/31/23	$12,080	$12,985
1/31/24	$11,954	$12,383
2/29/24	$12,617	$12,974
3/31/24	$12,846	$13,301
4/30/24	$12,783	$13,363
5/31/24	$13,446	$13,443
6/30/24	$14,331	$13,982
7/31/24	$13,865	$14,033
8/31/24	$13,691	$14,264
9/30/24	$14,481	$15,223
10/31/24	$14,165	$14,565

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	31.24	6.86	3.54
Class C with sales charge	30.24	6.86	3.54
MSCI Emerging Markets Gross Total Return Index	25.95	4.35	3.83

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$396,642,147	69	140%	$4,181,196

Calamos Evolving World Growth Fund

Class C: CNWDX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund employs an active, risk-managed strategy to invest in emerging market growth opportunities. The Fund invests in common stocks and draws on our experience in convertible securities to actively manage risk. The Fund invests in emerging markets and developed-market domiciled companies with significant revenue exposure to emerging markets.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Consumer Discretionary	31.7
Information Technology	22.3
Financials	15.7
Industrials	10.0
Consumer Staples	5.9
Real Estate	3.5
Communication Services	3.4
Health Care	3.4
Materials	3.0
Energy	2.0

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	11.7
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	4.7
Trip.com Group, Ltd., 0.750%, 06/15/29	3.6
Tencent Holdings, Ltd.	3.1
NU Holdings Ltd. - Class A	3.0
JD.com, Inc., 0.250%, 06/01/29	2.6
Amber Enterprises India, Ltd.	2.4
Meritz Financial Group, Inc.	2.3
Hon Hai Precision Industry Company, Ltd., 0.000%, 08/05/26	2.3
Hanwha Aerospace Company, Ltd.	2.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | EWGTSRA-C 24

Calamos Evolving World Growth Fund

Class I: CNWIX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$122	1.05%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated strong returns in emerging markets. The Fund’s investments in companies with higher growth and quality characteristics and a wider universe of equities and convertible securities supported the Fund’s returns over the period. Fund holdings in consumer discretionary and industrials performed well, reflecting large addressable markets, rising earnings, and healthy balance sheets, while holdings in health care and financials lagged over the period. From a geographic view, holdings in India and Korea contributed to outperformance, while positions in China and the Philippines trailed.

GROWTH OF $1,000,000

	Class I	MSCI Emerging Markets Gross Total Return Index
10/31/14	$1,000,000	$1,000,000
11/30/14	$999,277	$989,483
12/31/14	$959,313	$944,348
1/31/15	$967,494	$950,085
2/28/15	$989,059	$979,620
3/31/15	$989,059	$965,883
4/30/15	$1,037,397	$1,040,420
5/31/15	$1,017,318	$998,953
6/30/15	$995,752	$973,774
7/31/15	$946,671	$906,867
8/31/15	$874,537	$825,162
9/30/15	$854,458	$800,632
10/31/15	$906,514	$857,799
11/30/15	$901,308	$824,395
12/31/15	$878,613	$806,488
1/31/16	$825,613	$754,213
2/29/16	$807,697	$753,058
3/31/16	$872,641	$852,897
4/30/16	$877,120	$857,705
5/31/16	$872,641	$825,879
6/30/16	$883,839	$859,697
7/31/16	$912,952	$903,455
8/31/16	$918,924	$926,210
9/30/16	$930,867	$938,393
10/31/16	$909,966	$940,714
11/30/16	$849,500	$897,467
12/31/16	$839,050	$900,073
1/31/17	$886,825	$949,372
2/28/17	$901,754	$978,504
3/31/17	$931,614	$1,003,451
4/30/17	$956,994	$1,025,631
5/31/17	$976,403	$1,056,163
6/30/17	$988,347	$1,067,511
7/31/17	$1,054,037	$1,132,004
8/31/17	$1,088,376	$1,157,679
9/30/17	$1,089,869	$1,153,337
10/31/17	$1,116,742	$1,193,841
11/30/17	$1,124,954	$1,196,304
12/31/17	$1,149,268	$1,239,866
1/31/18	$1,233,983	$1,343,299
2/28/18	$1,185,253	$1,281,536
3/31/18	$1,183,004	$1,258,039
4/30/18	$1,148,518	$1,252,709
5/31/18	$1,115,532	$1,208,616
6/30/18	$1,073,550	$1,159,208
7/31/18	$1,075,799	$1,185,694
8/31/18	$1,045,062	$1,153,981
9/30/18	$1,039,064	$1,148,239
10/31/18	$946,853	$1,048,341
11/30/18	$974,591	$1,091,623
12/31/18	$945,354	$1,063,361
1/31/19	$1,017,323	$1,156,548
2/28/19	$1,027,069	$1,159,252
3/31/19	$1,047,311	$1,169,208
4/30/19	$1,066,053	$1,194,043
5/31/19	$1,012,076	$1,107,779
6/30/19	$1,078,048	$1,177,818
7/31/19	$1,066,053	$1,164,390
8/31/19	$1,039,064	$1,107,951
9/30/19	$1,033,067	$1,129,467
10/31/19	$1,069,052	$1,177,213
11/30/19	$1,075,799	$1,175,669
12/31/19	$1,141,583	$1,264,155
1/31/20	$1,116,585	$1,205,277
2/29/20	$1,092,344	$1,141,788
3/31/20	$953,718	$966,212
4/30/20	$1,065,831	$1,054,880
5/31/20	$1,127,190	$1,063,209
6/30/20	$1,246,121	$1,141,911
7/31/20	$1,403,685	$1,244,975
8/31/20	$1,473,377	$1,272,803
9/30/20	$1,455,196	$1,252,684
10/31/20	$1,498,375	$1,278,689
11/30/20	$1,615,790	$1,397,029
12/31/20	$1,760,834	$1,500,393
1/31/21	$1,833,525	$1,546,782
2/28/21	$1,846,672	$1,558,700
3/31/21	$1,756,967	$1,535,543
4/30/21	$1,792,540	$1,573,981
5/31/21	$1,817,286	$1,610,847
6/30/21	$1,830,432	$1,614,166
7/31/21	$1,723,715	$1,506,480
8/31/21	$1,791,766	$1,546,389
9/30/21	$1,716,755	$1,485,476
10/31/21	$1,740,728	$1,500,349
11/30/21	$1,645,610	$1,439,328
12/31/21	$1,641,965	$1,467,033
1/31/22	$1,607,709	$1,439,372
2/28/22	$1,556,325	$1,396,523
3/31/22	$1,539,197	$1,365,464
4/30/22	$1,433,314	$1,289,717
5/31/22	$1,413,071	$1,295,715
6/30/22	$1,317,309	$1,210,686
7/31/22	$1,280,718	$1,208,724
8/31/22	$1,278,382	$1,214,221
9/30/22	$1,175,613	$1,072,482
10/31/22	$1,142,135	$1,039,324
11/30/22	$1,280,718	$1,193,635
12/31/22	$1,241,965	$1,177,503
1/31/23	$1,357,515	$1,270,591
2/28/23	$1,255,328	$1,188,300
3/31/23	$1,303,277	$1,224,802
4/30/23	$1,259,258	$1,211,153
5/31/23	$1,219,169	$1,191,161
6/30/23	$1,270,263	$1,237,516
7/31/23	$1,344,152	$1,315,397
8/31/23	$1,287,556	$1,234,748
9/30/23	$1,231,746	$1,202,957
10/31/23	$1,181,439	$1,156,346
11/30/23	$1,284,412	$1,249,085
12/31/23	$1,323,815	$1,298,375
1/31/24	$1,311,960	$1,238,205
2/29/24	$1,385,461	$1,297,328
3/31/24	$1,411,542	$1,330,034
4/30/24	$1,406,800	$1,336,268
5/31/24	$1,481,092	$1,344,209
6/30/24	$1,579,093	$1,398,081
7/31/24	$1,529,302	$1,403,219
8/31/24	$1,511,124	$1,426,342
9/30/24	$1,599,642	$1,522,189
10/31/24	$1,566,448	$1,456,379

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	32.59	7.94	4.59
MSCI Emerging Markets Gross Total Return Index	25.95	4.35	3.83

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$396,642,147	69	140%	$4,181,196

Calamos Evolving World Growth Fund

Class I: CNWIX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund employs an active, risk-managed strategy to invest in emerging market growth opportunities. The Fund invests in common stocks and draws on our experience in convertible securities to actively manage risk. The Fund invests in emerging markets and developed-market domiciled companies with significant revenue exposure to emerging markets.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Consumer Discretionary	31.7
Information Technology	22.3
Financials	15.7
Industrials	10.0
Consumer Staples	5.9
Real Estate	3.5
Communication Services	3.4
Health Care	3.4
Materials	3.0
Energy	2.0

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	11.7
Alibaba Group Holding, Ltd., 0.500%, 06/01/31	4.7
Trip.com Group, Ltd., 0.750%, 06/15/29	3.6
Tencent Holdings, Ltd.	3.1
NU Holdings Ltd. - Class A	3.0
JD.com, Inc., 0.250%, 06/01/29	2.6
Amber Enterprises India, Ltd.	2.4
Meritz Financial Group, Inc.	2.3
Hon Hai Precision Industry Company, Ltd., 0.000%, 08/05/26	2.3
Hanwha Aerospace Company, Ltd.	2.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | EWGTSRA-I 24

Calamos Global Convertible Fund

Class A: CAGCX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$148	1.35%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund performed well while navigating global challenges, including wars in Ukraine and the Middle East in addition to US election uncertainty. Thanks to resilient economic growth and a Federal Reserve that pivoted to lower rates as inflation abated, the convertible market made gains as equities advanced, interest rates declined, and credit spreads narrowed. The Fund’s overweight and selection in the consumer discretionary sector as well as an overweight and selection in information technology added value. Conversely, the Fund’s overweight and selection in the energy sector along with an underweight and selection in industrials detracted from returns. Regionally, the Fund benefited most from its selections in Japan and Emerging Asia, whereas European and the United States holdings lagged.

GROWTH OF $10,000

	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
12/31/14	$9,524	$9,999
1/31/15	$9,514	$10,209
2/28/15	$9,857	$10,113
3/31/15	$9,838	$10,160
4/30/15	$9,914	$10,124
5/31/15	$9,924	$10,099
6/30/15	$9,728	$9,989
7/31/15	$9,651	$10,059
8/31/15	$9,403	$10,044
9/30/15	$9,169	$10,112
10/31/15	$9,524	$10,114
11/30/15	$9,457	$10,087
12/31/15	$9,383	$10,054
1/31/16	$8,901	$10,193
2/29/16	$8,853	$10,265
3/31/16	$9,305	$10,359
4/30/16	$9,392	$10,399
5/31/16	$9,469	$10,402
6/30/16	$9,354	$10,589
7/31/16	$9,703	$10,656
8/31/16	$9,762	$10,643
9/30/16	$9,849	$10,637
10/31/16	$9,645	$10,556
11/30/16	$9,654	$10,306
12/31/16	$9,719	$10,321
1/31/17	$9,935	$10,341
2/28/17	$10,004	$10,410
3/31/17	$10,123	$10,405
4/30/17	$10,339	$10,485
5/31/17	$10,575	$10,566
6/30/17	$10,593	$10,555
7/31/17	$10,760	$10,601
8/31/17	$10,800	$10,696
9/30/17	$10,930	$10,645
10/31/17	$11,078	$10,651
11/30/17	$11,137	$10,637
12/31/17	$11,090	$10,686
1/31/18	$11,425	$10,563
2/28/18	$11,313	$10,463
3/31/18	$11,284	$10,530
4/30/18	$11,314	$10,452
5/31/18	$11,396	$10,526
6/30/18	$11,371	$10,513
7/31/18	$11,371	$10,516
8/31/18	$11,555	$10,584
9/30/18	$11,498	$10,515
10/31/18	$11,068	$10,432
11/30/18	$11,109	$10,495
12/31/18	$10,759	$10,687
1/31/19	$11,274	$10,801
2/28/19	$11,521	$10,795
3/31/19	$11,453	$11,002
4/30/19	$11,711	$11,005
5/31/19	$11,357	$11,200
6/30/19	$11,732	$11,341
7/31/19	$11,840	$11,366
8/31/19	$11,807	$11,660
9/30/19	$11,749	$11,598
10/31/19	$11,943	$11,633
11/30/19	$12,115	$11,627
12/31/19	$12,361	$11,619
1/31/20	$12,657	$11,843
2/29/20	$12,459	$12,056
3/31/20	$11,375	$11,985
4/30/20	$12,416	$12,198
5/31/20	$13,018	$12,255
6/30/20	$13,593	$12,332
7/31/20	$14,196	$12,516
8/31/20	$14,998	$12,415
9/30/20	$14,756	$12,408
10/31/20	$14,800	$12,353
11/30/20	$16,217	$12,474
12/31/20	$17,075	$12,491
1/31/21	$17,158	$12,402
2/28/21	$17,774	$12,223
3/31/21	$17,153	$12,070
4/30/21	$17,449	$12,165
5/31/21	$17,260	$12,205
6/30/21	$17,580	$12,291
7/31/21	$17,426	$12,428
8/31/21	$17,698	$12,404
9/30/21	$17,319	$12,297
10/31/21	$17,591	$12,294
11/30/21	$17,082	$12,330
12/31/21	$16,996	$12,299
1/31/22	$16,032	$12,034
2/28/22	$15,774	$11,899
3/31/22	$15,692	$11,569
4/30/22	$14,619	$11,130
5/31/22	$14,116	$11,201
6/30/22	$13,192	$11,026
7/31/22	$13,695	$11,295
8/31/22	$13,614	$10,976
9/30/22	$12,839	$10,502
10/31/22	$13,016	$10,366
11/30/22	$13,423	$10,747
12/31/22	$13,219	$10,698
1/31/23	$14,048	$11,028
2/28/23	$13,736	$10,742
3/31/23	$13,885	$11,015
4/30/23	$13,777	$11,082
5/31/23	$13,804	$10,961
6/30/23	$14,395	$10,922
7/31/23	$14,816	$10,915
8/31/23	$14,463	$10,845
9/30/23	$14,210	$10,569
10/31/23	$13,638	$10,403
11/30/23	$14,346	$10,874
12/31/23	$14,959	$11,290
1/31/24	$14,919	$11,259
2/29/24	$15,246	$11,100
3/31/24	$15,627	$11,202
4/30/24	$15,164	$10,919
5/31/24	$15,409	$11,105
6/30/24	$15,491	$11,210
7/31/24	$15,818	$11,472
8/31/24	$15,981	$11,636
9/30/24	$16,526	$11,792
10/31/24	$16,349	$11,500

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 12/31/14
Class A without sales charge	19.88	6.48	5.65
Class A with sales charge	17.19	5.99	5.13
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.44

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$127,805,713	111	40%	$1,062,873

Calamos Global Convertible Fund

Class A: CAGCX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund invests in global convertible securities, striving to balance risk-reward while providing growth and income. The active strategy provides broadly diversified exposure to the global convertible bond universe by blending global investment themes and fundamental research.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Consumer Discretionary	28.1
Information Technology	27.7
Health Care	8.9
Industrials	7.9
Financials	6.2
Energy	4.2
Utilities	3.7
Materials	3.4
Consumer Staples	2.1
Communication Services	2.0
Real Estate	0.9

TOP 10 HOLDINGS

% OF NET ASSETS

Alibaba Group Holding, Ltd., 0.500%, 06/01/31	4.6
JD.com, Inc., 0.250%, 06/01/29	3.4
Boeing Company, 6.000%, 10/15/27	3.2
U.S. Treasury Note, 1.750%, 03/15/25	2.8
Trip.com Group, Ltd., 0.750%, 06/15/29	2.3
NCL Corp., Ltd., 1.125%, 02/15/27	2.2
MakeMyTrip, Ltd., 0.000%, 02/15/28	2.2
Eni SpA, 2.950%, 09/14/30	2.0
Apollo Global Management, Inc., 6.750%, 07/31/26	2.0
Rivian Automotive, Inc., 4.625%, 03/15/29	1.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GCVTSRA-A 24

Calamos Global Convertible Fund

Class C: CCGCX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$230	2.10%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund performed well while navigating global challenges, including wars in Ukraine and the Middle East in addition to US election uncertainty. Thanks to resilient economic growth and a Federal Reserve that pivoted to lower rates as inflation abated, the convertible market made gains as equities advanced, interest rates declined, and credit spreads narrowed. The Fund’s overweight and selection in the consumer discretionary sector as well as an overweight and selection in information technology added value. Conversely, the Fund’s overweight and selection in the energy sector along with an underweight and selection in industrials detracted from returns. Regionally, the Fund benefited most from its selections in Japan and Emerging Asia, whereas European and the United States holdings lagged.

GROWTH OF $10,000

	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
12/31/14	$10,000	$9,999
1/31/15	$9,980	$10,209
2/28/15	$10,340	$10,113
3/31/15	$10,310	$10,160
4/30/15	$10,390	$10,124
5/31/15	$10,390	$10,099
6/30/15	$10,178	$9,989
7/31/15	$10,098	$10,059
8/31/15	$9,827	$10,044
9/30/15	$9,576	$10,112
10/31/15	$9,948	$10,114
11/30/15	$9,867	$10,087
12/31/15	$9,780	$10,054
1/31/16	$9,276	$10,193
2/29/16	$9,216	$10,265
3/31/16	$9,681	$10,359
4/30/16	$9,762	$10,399
5/31/16	$9,843	$10,402
6/30/16	$9,724	$10,589
7/31/16	$10,078	$10,656
8/31/16	$10,119	$10,643
9/30/16	$10,210	$10,637
10/31/16	$9,997	$10,556
11/30/16	$9,997	$10,306
12/31/16	$10,055	$10,321
1/31/17	$10,279	$10,341
2/28/17	$10,341	$10,410
3/31/17	$10,453	$10,405
4/30/17	$10,667	$10,485
5/31/17	$10,912	$10,566
6/30/17	$10,921	$10,555
7/31/17	$11,085	$10,601
8/31/17	$11,115	$10,696
9/30/17	$11,248	$10,645
10/31/17	$11,392	$10,651
11/30/17	$11,443	$10,637
12/31/17	$11,392	$10,686
1/31/18	$11,730	$10,563
2/28/18	$11,603	$10,463
3/31/18	$11,565	$10,530
4/30/18	$11,596	$10,452
5/31/18	$11,670	$10,526
6/30/18	$11,639	$10,513
7/31/18	$11,628	$10,516
8/31/18	$11,807	$10,584
9/30/18	$11,737	$10,515
10/31/18	$11,304	$10,432
11/30/18	$11,336	$10,495
12/31/18	$10,963	$10,687
1/31/19	$11,493	$10,801
2/28/19	$11,726	$10,795
3/31/19	$11,659	$11,002
4/30/19	$11,913	$11,005
5/31/19	$11,538	$11,200
6/30/19	$11,913	$11,341
7/31/19	$12,013	$11,366
8/31/19	$11,980	$11,660
9/30/19	$11,908	$11,598
10/31/19	$12,096	$11,633
11/30/19	$12,262	$11,627
12/31/19	$12,503	$11,619
1/31/20	$12,795	$11,843
2/29/20	$12,593	$12,056
3/31/20	$11,492	$11,985
4/30/20	$12,526	$12,198
5/31/20	$13,132	$12,255
6/30/20	$13,698	$12,332
7/31/20	$14,305	$12,516
8/31/20	$15,103	$12,415
9/30/20	$14,844	$12,408
10/31/20	$14,889	$12,353
11/30/20	$16,294	$12,474
12/31/20	$17,149	$12,491
1/31/21	$17,222	$12,402
2/28/21	$17,829	$12,223
3/31/21	$17,197	$12,070
4/30/21	$17,489	$12,165
5/31/21	$17,282	$12,205
6/30/21	$17,598	$12,291
7/31/21	$17,428	$12,428
8/31/21	$17,683	$12,404
9/30/21	$17,295	$12,297
10/31/21	$17,562	$12,294
11/30/21	$17,040	$12,330
12/31/21	$16,945	$12,299
1/31/22	$15,967	$12,034
2/28/22	$15,715	$11,899
3/31/22	$15,617	$11,569
4/30/22	$14,542	$11,130
5/31/22	$14,039	$11,201
6/30/22	$13,103	$11,026
7/31/22	$13,592	$11,295
8/31/22	$13,494	$10,976
9/30/22	$12,726	$10,502
10/31/22	$12,894	$10,366
11/30/22	$13,285	$10,747
12/31/22	$13,075	$10,698
1/31/23	$13,885	$11,028
2/28/23	$13,578	$10,742
3/31/23	$13,718	$11,015
4/30/23	$13,606	$11,082
5/31/23	$13,606	$10,961
6/30/23	$14,193	$10,922
7/31/23	$14,598	$10,915
8/31/23	$14,235	$10,845
9/30/23	$13,969	$10,569
10/31/23	$13,410	$10,403
11/30/23	$14,109	$10,874
12/31/23	$14,682	$11,290
1/31/24	$14,640	$11,259
2/29/24	$14,961	$11,100
3/31/24	$15,310	$11,202
4/30/24	$14,849	$10,919
5/31/24	$15,087	$11,105
6/30/24	$15,157	$11,210
7/31/24	$15,464	$11,472
8/31/24	$15,617	$11,636
9/30/24	$16,134	$11,792
10/31/24	$15,953	$11,500

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 12/31/14
Class C without sales charge	18.96	5.69	4.86
Class C with sales charge	17.96	5.69	4.86
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.44

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$127,805,713	111	40%	$1,062,873

Calamos Global Convertible Fund

Class C: CCGCX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund invests in global convertible securities, striving to balance risk-reward while providing growth and income. The active strategy provides broadly diversified exposure to the global convertible bond universe by blending global investment themes and fundamental research.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Consumer Discretionary	28.1
Information Technology	27.7
Health Care	8.9
Industrials	7.9
Financials	6.2
Energy	4.2
Utilities	3.7
Materials	3.4
Consumer Staples	2.1
Communication Services	2.0
Real Estate	0.9

TOP 10 HOLDINGS

% OF NET ASSETS

Alibaba Group Holding, Ltd., 0.500%, 06/01/31	4.6
JD.com, Inc., 0.250%, 06/01/29	3.4
Boeing Company, 6.000%, 10/15/27	3.2
U.S. Treasury Note, 1.750%, 03/15/25	2.8
Trip.com Group, Ltd., 0.750%, 06/15/29	2.3
NCL Corp., Ltd., 1.125%, 02/15/27	2.2
MakeMyTrip, Ltd., 0.000%, 02/15/28	2.2
Eni SpA, 2.950%, 09/14/30	2.0
Apollo Global Management, Inc., 6.750%, 07/31/26	2.0
Rivian Automotive, Inc., 4.625%, 03/15/29	1.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GCVTSRA-C 24

Calamos Global Convertible Fund

Class I: CXGCX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$121	1.10%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund performed well while navigating global challenges, including wars in Ukraine and the Middle East in addition to US election uncertainty. Thanks to resilient economic growth and a Federal Reserve that pivoted to lower rates as inflation abated, the convertible market made gains as equities advanced, interest rates declined, and credit spreads narrowed. The Fund’s overweight and selection in the consumer discretionary sector as well as an overweight and selection in information technology added value. Conversely, the Fund’s overweight and selection in the energy sector along with an underweight and selection in industrials detracted from returns. Regionally, the Fund benefited most from its selections in Japan and Emerging Asia, whereas European and the United States holdings lagged.

GROWTH OF $1,000,000

	Class I	Bloomberg U.S. Aggregate Bond Index
12/31/14	$1,000,000	$1,000,001
1/31/15	$999,000	$1,020,968
2/28/15	$1,036,000	$1,011,370
3/31/15	$1,033,000	$1,016,064
4/30/15	$1,043,000	$1,012,419
5/31/15	$1,044,000	$1,009,980
6/30/15	$1,022,776	$998,967
7/31/15	$1,015,764	$1,005,912
8/31/15	$989,718	$1,004,466
9/30/15	$964,625	$1,011,260
10/31/15	$1,002,928	$1,011,432
11/30/15	$995,872	$1,008,758
12/31/15	$988,547	$1,005,500
1/31/16	$937,904	$1,019,334
2/29/16	$932,839	$1,026,566
3/31/16	$979,866	$1,035,982
4/30/16	$990,041	$1,039,962
5/31/16	$998,181	$1,040,228
6/30/16	$986,693	$1,058,919
7/31/16	$1,023,426	$1,065,613
8/31/16	$1,029,548	$1,064,397
9/30/16	$1,039,484	$1,063,770
10/31/16	$1,018,940	$1,055,634
11/30/16	$1,018,940	$1,030,666
12/31/16	$1,025,321	$1,032,118
1/31/17	$1,049,142	$1,034,144
2/28/17	$1,057,427	$1,041,095
3/31/17	$1,069,551	$1,040,547
4/30/17	$1,092,351	$1,048,578
5/31/17	$1,117,225	$1,056,647
6/30/17	$1,119,683	$1,055,587
7/31/17	$1,138,414	$1,060,130
8/31/17	$1,141,536	$1,069,635
9/30/17	$1,155,922	$1,064,543
10/31/17	$1,171,556	$1,065,159
11/30/17	$1,178,852	$1,063,791
12/31/17	$1,173,467	$1,068,674
1/31/18	$1,208,994	$1,056,365
2/28/18	$1,198,228	$1,046,354
3/31/18	$1,194,716	$1,053,064
4/30/18	$1,199,033	$1,045,231
5/31/18	$1,207,667	$1,052,688
6/30/18	$1,204,634	$1,051,393
7/31/18	$1,204,634	$1,051,644
8/31/18	$1,225,180	$1,058,412
9/30/18	$1,218,908	$1,051,597
10/31/18	$1,174,407	$1,043,288
11/30/18	$1,178,748	$1,049,513
12/31/18	$1,141,445	$1,068,794
1/31/19	$1,197,209	$1,080,147
2/28/19	$1,223,384	$1,079,520
3/31/19	$1,215,790	$1,100,248
4/30/19	$1,244,276	$1,100,530
5/31/19	$1,206,675	$1,120,066
6/30/19	$1,246,238	$1,134,130
7/31/19	$1,257,650	$1,136,626
8/31/19	$1,255,368	$1,166,080
9/30/19	$1,248,765	$1,159,871
10/31/19	$1,269,387	$1,163,364
11/30/19	$1,287,718	$1,162,769
12/31/19	$1,314,722	$1,161,960
1/31/20	$1,346,192	$1,184,321
2/29/20	$1,326,377	$1,205,639
3/31/20	$1,210,671	$1,198,542
4/30/20	$1,321,474	$1,219,849
5/31/20	$1,386,790	$1,225,525
6/30/20	$1,447,524	$1,233,249
7/31/20	$1,513,002	$1,251,668
8/31/20	$1,598,356	$1,241,563
9/30/20	$1,572,804	$1,240,884
10/31/20	$1,578,650	$1,235,343
11/30/20	$1,729,499	$1,247,464
12/31/20	$1,821,511	$1,249,182
1/31/21	$1,830,347	$1,240,226
2/28/21	$1,895,987	$1,222,319
3/31/21	$1,830,859	$1,207,054
4/30/21	$1,862,448	$1,216,590
5/31/21	$1,843,495	$1,220,564
6/30/21	$1,877,610	$1,229,139
7/31/21	$1,861,184	$1,242,884
8/31/21	$1,890,246	$1,240,518
9/30/21	$1,849,637	$1,229,776
10/31/21	$1,879,980	$1,229,437
11/30/21	$1,825,616	$1,233,077
12/31/21	$1,817,375	$1,229,922
1/31/22	$1,714,231	$1,203,425
2/28/22	$1,688,081	$1,189,998
3/31/22	$1,679,365	$1,156,936
4/30/22	$1,564,599	$1,113,032
5/31/22	$1,512,300	$1,120,207
6/30/22	$1,412,061	$1,102,634
7/31/22	$1,465,813	$1,129,576
8/31/22	$1,457,096	$1,097,663
9/30/22	$1,374,290	$1,050,234
10/31/22	$1,394,628	$1,036,630
11/30/22	$1,438,211	$1,074,753
12/31/22	$1,416,419	$1,069,906
1/31/23	$1,505,036	$1,102,822
2/28/23	$1,473,076	$1,074,309
3/31/23	$1,489,056	$1,101,595
4/30/23	$1,478,887	$1,108,274
5/31/23	$1,480,340	$1,096,206
6/30/23	$1,544,452	$1,092,294
7/31/23	$1,591,033	$1,091,537
8/31/23	$1,553,186	$1,084,565
9/30/23	$1,525,690	$1,057,002
10/31/23	$1,464,429	$1,040,322
11/30/23	$1,541,734	$1,087,432
12/31/23	$1,607,371	$1,129,059
1/31/24	$1,602,995	$1,125,957
2/29/24	$1,639,460	$1,110,050
3/31/24	$1,678,842	$1,120,301
4/30/24	$1,629,250	$1,092,002
5/31/24	$1,658,422	$1,110,515
6/30/24	$1,667,174	$1,121,032
7/31/24	$1,702,180	$1,147,217
8/31/24	$1,719,683	$1,163,699
9/30/24	$1,779,485	$1,179,282
10/31/24	$1,760,524	$1,150,037

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 12/31/14
Class I	20.22	6.76	5.92
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.44

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$127,805,713	111	40%	$1,062,873

Calamos Global Convertible Fund

Class I: CXGCX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund invests in global convertible securities, striving to balance risk-reward while providing growth and income. The active strategy provides broadly diversified exposure to the global convertible bond universe by blending global investment themes and fundamental research.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Consumer Discretionary	28.1
Information Technology	27.7
Health Care	8.9
Industrials	7.9
Financials	6.2
Energy	4.2
Utilities	3.7
Materials	3.4
Consumer Staples	2.1
Communication Services	2.0
Real Estate	0.9

TOP 10 HOLDINGS

% OF NET ASSETS

Alibaba Group Holding, Ltd., 0.500%, 06/01/31	4.6
JD.com, Inc., 0.250%, 06/01/29	3.4
Boeing Company, 6.000%, 10/15/27	3.2
U.S. Treasury Note, 1.750%, 03/15/25	2.8
Trip.com Group, Ltd., 0.750%, 06/15/29	2.3
NCL Corp., Ltd., 1.125%, 02/15/27	2.2
MakeMyTrip, Ltd., 0.000%, 02/15/28	2.2
Eni SpA, 2.950%, 09/14/30	2.0
Apollo Global Management, Inc., 6.750%, 07/31/26	2.0
Rivian Automotive, Inc., 4.625%, 03/15/29	1.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GCVTSRA-I 24

Calamos Global Equity Fund

Class A: CAGEX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959. This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$171	1.39%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated strong returns in its portfolio of global equities. The Fund’s emphasis on higher-quality growth businesses benefited returns, and companies with exposure to our key secular themes, leading earnings growth, and attractive momentum characteristics outperformed. Security selection within technology and industrials contributed the most to Fund returns, as holdings in semiconductors and aerospace & defense outperformed. Security selection within financials and materials lagged the index and detracted value. From a geographic view, holdings in the US and India contributed to outperformance, whereas positions in Canada and China trailed the benchmark.

GROWTH OF $10,000

	Class A with sales charge	MSCI ACWI Gross Total Return Index
10/31/14	$9,526	$10,000
11/30/14	$9,660	$10,171
12/31/14	$9,379	$9,979
1/31/15	$9,371	$9,826
2/28/15	$10,041	$10,377
3/31/15	$10,003	$10,223
4/30/15	$10,185	$10,524
5/31/15	$10,086	$10,519
6/30/15	$10,018	$10,276
7/31/15	$10,162	$10,369
8/31/15	$9,508	$9,662
9/30/15	$9,219	$9,316
10/31/15	$10,033	$10,050
11/30/15	$10,071	$9,971
12/31/15	$9,847	$9,796
1/31/16	$9,148	$9,207
2/29/16	$8,791	$9,149
3/31/16	$9,435	$9,833
4/30/16	$9,373	$9,984
5/31/16	$9,614	$10,005
6/30/16	$9,420	$9,950
7/31/16	$10,002	$10,382
8/31/16	$9,955	$10,422
9/30/16	$10,204	$10,490
10/31/16	$9,886	$10,315
11/30/16	$9,715	$10,398
12/31/16	$9,746	$10,627
1/31/17	$10,136	$10,920
2/28/17	$10,388	$11,231
3/31/17	$10,607	$11,376
4/30/17	$10,908	$11,558
5/31/17	$11,200	$11,824
6/30/17	$11,298	$11,883
7/31/17	$11,785	$12,219
8/31/17	$12,004	$12,272
9/30/17	$12,256	$12,513
10/31/17	$12,695	$12,776
11/30/17	$12,906	$13,029
12/31/17	$13,100	$13,244
1/31/18	$14,017	$13,994
2/28/18	$13,456	$13,411
3/31/18	$13,243	$13,132
4/30/18	$13,127	$13,265
5/31/18	$13,358	$13,293
6/30/18	$13,082	$13,226
7/31/18	$13,251	$13,630
8/31/18	$13,643	$13,743
9/30/18	$13,572	$13,808
10/31/18	$12,112	$12,777
11/30/18	$12,050	$12,969
12/31/18	$11,073	$12,061
1/31/19	$12,141	$13,017
2/28/19	$12,439	$13,371
3/31/19	$12,806	$13,548
4/30/19	$13,345	$14,012
5/31/19	$12,646	$13,193
6/30/19	$13,426	$14,063
7/31/19	$13,449	$14,109
8/31/19	$13,265	$13,781
9/30/19	$13,047	$14,077
10/31/19	$13,357	$14,466
11/30/19	$13,908	$14,825
12/31/19	$14,294	$15,354
1/31/20	$14,306	$15,188
2/29/20	$13,577	$13,967
3/31/20	$11,821	$12,090
4/30/20	$13,416	$13,391
5/31/20	$14,677	$13,982
6/30/20	$15,543	$14,434
7/31/20	$16,829	$15,204
8/31/20	$17,954	$16,140
9/30/20	$17,620	$15,625
10/31/20	$17,373	$15,249
11/30/20	$19,413	$17,135
12/31/20	$20,577	$17,936
1/31/21	$20,682	$17,859
2/28/21	$21,607	$18,278
3/31/21	$21,356	$18,776
4/30/21	$22,334	$19,605
5/31/21	$22,519	$19,921
6/30/21	$22,797	$20,190
7/31/21	$22,955	$20,335
8/31/21	$23,933	$20,850
9/30/21	$22,942	$19,998
10/31/21	$24,303	$21,023
11/30/21	$23,656	$20,523
12/31/21	$23,961	$21,351
1/31/22	$21,752	$20,306
2/28/22	$21,095	$19,788
3/31/22	$21,423	$20,228
4/30/22	$19,199	$18,617
5/31/22	$19,169	$18,652
6/30/22	$17,497	$17,087
7/31/22	$18,706	$18,286
8/31/22	$17,766	$17,620
9/30/22	$16,153	$15,941
10/31/22	$17,168	$16,907
11/30/22	$18,378	$18,226
12/31/22	$17,334	$17,516
1/31/23	$18,643	$18,776
2/28/23	$18,020	$18,245
3/31/23	$18,784	$18,820
4/30/23	$19,064	$19,099
5/31/23	$19,189	$18,908
6/30/23	$20,202	$20,014
7/31/23	$20,763	$20,753
8/31/23	$20,436	$20,181
9/30/23	$19,267	$19,354
10/31/23	$18,830	$18,776
11/30/23	$20,763	$20,518
12/31/23	$21,543	$21,511
1/31/24	$22,525	$21,642
2/29/24	$24,473	$22,579
3/31/24	$25,642	$23,288
4/30/24	$24,879	$22,541
5/31/24	$26,734	$23,471
6/30/24	$27,731	$24,002
7/31/24	$27,123	$24,396
8/31/24	$27,871	$25,024
9/30/24	$28,012	$25,615
10/31/24	$27,404	$25,048

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	45.53	15.46	11.15
Class A with sales charge	38.64	14.34	10.61
MSCI ACWI Gross Total Return Index	33.41	11.61	9.62

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$133,580,281	60	78%	$1,199,907

Calamos Global Equity Fund

Class A: CAGEX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in global companies demonstrating compelling growth and quality characteristics, including attractive earnings growth and cash flow generation, strong balance sheets, and high returns on invested capital.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	31.9
Industrials	14.5
Communication Services	10.8
Consumer Discretionary	10.3
Health Care	10.2
Financials	6.3
Consumer Staples	5.5
Energy	3.5
Materials	3.2
Real Estate	1.0
Utilities	1.0
Other	0.3

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	9.7
Microsoft Corp.	4.5
Apple, Inc.	4.3
Amazon.com, Inc.	3.5
Eli Lilly & Company	3.1
Spotify Technology, SA	2.8
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8
Novo Nordisk, A/S (ADR)	2.7
Canadian Natural Resources Ltd.	2.4
WiseTech Global, Ltd.	2.3

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since October 31, 2024.

Effective October 31, 2024, the Fund’s principal investment strategy was revised to address the Fund’s level of investments in foreign issuers when the Adviser deems market conditions to be unfavorable. The relevant language of the Fund’s principal investment strategy now states: “the Fund anticipates that the investment adviser’s process will result in the Fund investing in a globally diversified manner. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.”

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GEQTSRA-A 24

Calamos Global Equity Fund

Class C: CCGEX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959. This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$261	2.14%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated strong returns in its portfolio of global equities. The Fund’s emphasis on higher-quality growth businesses benefited returns, and companies with exposure to our key secular themes, leading earnings growth, and attractive momentum characteristics outperformed. Security selection within technology and industrials contributed the most to Fund returns, as holdings in semiconductors and aerospace & defense outperformed. Security selection within financials and materials lagged the index and detracted value. From a geographic view, holdings in the US and India contributed to outperformance, whereas positions in Canada and China trailed the benchmark.

GROWTH OF $10,000

	Class C with sales charge	MSCI ACWI Gross Total Return Index
10/31/14	$10,000	$10,000
11/30/14	$10,133	$10,171
12/31/14	$9,839	$9,979
1/31/15	$9,822	$9,826
2/28/15	$10,522	$10,377
3/31/15	$10,472	$10,223
4/30/15	$10,657	$10,524
5/31/15	$10,548	$10,519
6/30/15	$10,463	$10,276
7/31/15	$10,607	$10,369
8/31/15	$9,923	$9,662
9/30/15	$9,620	$9,316
10/31/15	$10,455	$10,050
11/30/15	$10,489	$9,971
12/31/15	$10,248	$9,796
1/31/16	$9,515	$9,207
2/29/16	$9,136	$9,149
3/31/16	$9,800	$9,833
4/30/16	$9,731	$9,984
5/31/16	$9,972	$10,005
6/30/16	$9,765	$9,950
7/31/16	$10,360	$10,382
8/31/16	$10,308	$10,422
9/30/16	$10,558	$10,490
10/31/16	$10,222	$10,315
11/30/16	$10,041	$10,398
12/31/16	$10,067	$10,627
1/31/17	$10,466	$10,920
2/28/17	$10,710	$11,231
3/31/17	$10,936	$11,376
4/30/17	$11,244	$11,558
5/31/17	$11,534	$11,824
6/30/17	$11,624	$11,883
7/31/17	$12,122	$12,219
8/31/17	$12,340	$12,272
9/30/17	$12,584	$12,513
10/31/17	$13,037	$12,776
11/30/17	$13,245	$13,029
12/31/17	$13,425	$13,244
1/31/18	$14,365	$13,994
2/28/18	$13,785	$13,411
3/31/18	$13,545	$13,132
4/30/18	$13,435	$13,265
5/31/18	$13,655	$13,293
6/30/18	$13,365	$13,226
7/31/18	$13,535	$13,630
8/31/18	$13,915	$13,743
9/30/18	$13,835	$13,808
10/31/18	$12,344	$12,777
11/30/18	$12,274	$12,969
12/31/18	$11,266	$12,061
1/31/19	$12,356	$13,017
2/28/19	$12,636	$13,371
3/31/19	$13,008	$13,548
4/30/19	$13,553	$14,012
5/31/19	$12,822	$13,193
6/30/19	$13,620	$14,063
7/31/19	$13,620	$14,109
8/31/19	$13,434	$13,781
9/30/19	$13,207	$14,077
10/31/19	$13,500	$14,466
11/30/19	$14,059	$14,825
12/31/19	$14,440	$15,354
1/31/20	$14,440	$15,188
2/29/20	$13,700	$13,967
3/31/20	$11,917	$12,090
4/30/20	$13,526	$13,391
5/31/20	$14,773	$13,982
6/30/20	$15,643	$14,434
7/31/20	$16,933	$15,204
8/31/20	$18,035	$16,140
9/30/20	$17,702	$15,625
10/31/20	$17,441	$15,249
11/30/20	$19,470	$17,135
12/31/20	$20,631	$17,936
1/31/21	$20,725	$17,859
2/28/21	$21,650	$18,278
3/31/21	$21,352	$18,776
4/30/21	$22,324	$19,605
5/31/21	$22,496	$19,921
6/30/21	$22,763	$20,190
7/31/21	$22,904	$20,335
8/31/21	$23,876	$20,850
9/30/21	$22,873	$19,998
10/31/21	$24,221	$21,023
11/30/21	$23,547	$20,523
12/31/21	$23,847	$21,351
1/31/22	$21,613	$20,306
2/28/22	$20,959	$19,788
3/31/22	$21,286	$20,228
4/30/22	$19,052	$18,617
5/31/22	$19,016	$18,652
6/30/22	$17,345	$17,087
7/31/22	$18,525	$18,286
8/31/22	$17,581	$17,620
9/30/22	$15,983	$15,941
10/31/22	$16,963	$16,907
11/30/22	$18,162	$18,226
12/31/22	$17,109	$17,516
1/31/23	$18,393	$18,776
2/28/23	$17,780	$18,245
3/31/23	$18,508	$18,820
4/30/23	$18,776	$19,099
5/31/23	$18,891	$18,908
6/30/23	$19,868	$20,014
7/31/23	$20,405	$20,753
8/31/23	$20,079	$20,181
9/30/23	$18,910	$19,354
10/31/23	$18,489	$18,776
11/30/23	$20,366	$20,518
12/31/23	$21,095	$21,511
1/31/24	$22,053	$21,642
2/29/24	$23,949	$22,579
3/31/24	$25,080	$23,288
4/30/24	$24,313	$22,541
5/31/24	$26,114	$23,471
6/30/24	$27,072	$24,002
7/31/24	$26,459	$24,396
8/31/24	$27,187	$25,024
9/30/24	$27,302	$25,615
10/31/24	$26,689	$25,048

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	44.35	14.60	10.31
Class C with sales charge	43.35	14.60	10.31
MSCI ACWI Gross Total Return Index	33.41	11.61	9.62

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$133,580,281	60	78%	$1,199,907

Calamos Global Equity Fund

Class C: CCGEX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in global companies demonstrating compelling growth and quality characteristics, including attractive earnings growth and cash flow generation, strong balance sheets, and high returns on invested capital.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	31.9
Industrials	14.5
Communication Services	10.8
Consumer Discretionary	10.3
Health Care	10.2
Financials	6.3
Consumer Staples	5.5
Energy	3.5
Materials	3.2
Real Estate	1.0
Utilities	1.0
Other	0.3

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	9.7
Microsoft Corp.	4.5
Apple, Inc.	4.3
Amazon.com, Inc.	3.5
Eli Lilly & Company	3.1
Spotify Technology, SA	2.8
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8
Novo Nordisk, A/S (ADR)	2.7
Canadian Natural Resources Ltd.	2.4
WiseTech Global, Ltd.	2.3

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since October 31, 2024.

Effective October 31, 2024, the Fund’s principal investment strategy was revised to address the Fund’s level of investments in foreign issuers when the Adviser deems market conditions to be unfavorable. The relevant language of the Fund’s principal investment strategy now states: “the Fund anticipates that the investment adviser’s process will result in the Fund investing in a globally diversified manner. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.”

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GEQTSRA-C 24

Calamos Global Equity Fund

Class I: CIGEX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959. This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$140	1.14%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated strong returns in its portfolio of global equities. The Fund’s emphasis on higher-quality growth businesses benefited returns, and companies with exposure to our key secular themes, leading earnings growth, and attractive momentum characteristics outperformed. Security selection within technology and industrials contributed the most to Fund returns, as holdings in semiconductors and aerospace & defense outperformed. Security selection within financials and materials lagged the index and detracted value. From a geographic view, holdings in the US and India contributed to outperformance, whereas positions in Canada and China trailed the benchmark.

GROWTH OF $1,000,000

	Class I	MSCI ACWI Gross Total Return Index
10/31/14	$1,000,000	$1,000,000
11/30/14	$1,014,548	$1,017,160
12/31/14	$985,350	$997,959
1/31/15	$985,350	$982,580
2/28/15	$1,055,619	$1,037,726
3/31/15	$1,051,671	$1,022,269
4/30/15	$1,071,410	$1,052,430
5/31/15	$1,061,146	$1,051,871
6/30/15	$1,054,040	$1,027,573
7/31/15	$1,069,041	$1,036,868
8/31/15	$1,000,351	$966,212
9/30/15	$970,348	$931,645
10/31/15	$1,056,409	$1,005,005
11/30/15	$1,060,356	$997,153
12/31/15	$1,037,062	$979,590
1/31/16	$963,791	$920,738
2/29/16	$925,948	$914,927
3/31/16	$994,388	$983,360
4/30/16	$987,946	$998,453
5/31/16	$1,013,712	$1,000,559
6/30/16	$992,777	$995,021
7/31/16	$1,054,775	$1,038,207
8/31/16	$1,050,750	$1,042,198
9/30/16	$1,076,515	$1,049,050
10/31/16	$1,042,698	$1,031,486
11/30/16	$1,025,789	$1,039,832
12/31/16	$1,029,060	$1,062,713
1/31/17	$1,070,323	$1,091,989
2/28/17	$1,097,271	$1,123,112
3/31/17	$1,120,850	$1,137,607
4/30/17	$1,152,850	$1,155,859
5/31/17	$1,184,008	$1,182,405
6/30/17	$1,194,114	$1,188,268
7/31/17	$1,246,325	$1,221,913
8/31/17	$1,269,904	$1,227,191
9/30/17	$1,296,009	$1,251,358
10/31/17	$1,343,167	$1,277,632
11/30/17	$1,365,904	$1,302,943
12/31/17	$1,386,719	$1,324,393
1/31/18	$1,483,531	$1,399,391
2/28/18	$1,424,522	$1,341,151
3/31/18	$1,402,393	$1,313,252
4/30/18	$1,391,329	$1,326,538
5/31/18	$1,416,224	$1,329,333
6/30/18	$1,385,797	$1,322,664
7/31/18	$1,405,159	$1,362,978
8/31/18	$1,446,650	$1,374,301
9/30/18	$1,439,274	$1,380,840
10/31/18	$1,284,375	$1,277,671
11/30/18	$1,278,843	$1,296,963
12/31/18	$1,175,052	$1,206,131
1/31/19	$1,288,424	$1,301,747
2/28/19	$1,320,310	$1,337,147
3/31/19	$1,359,281	$1,354,801
4/30/19	$1,417,148	$1,401,263
5/31/19	$1,342,748	$1,319,310
6/30/19	$1,426,596	$1,406,307
7/31/19	$1,428,958	$1,410,923
8/31/19	$1,410,063	$1,378,084
9/30/19	$1,386,443	$1,407,724
10/31/19	$1,419,510	$1,446,608
11/30/19	$1,478,558	$1,482,541
12/31/19	$1,520,646	$1,535,373
1/31/20	$1,521,915	$1,518,798
2/29/20	$1,444,487	$1,396,713
3/31/20	$1,259,166	$1,208,991
4/30/20	$1,427,986	$1,339,123
5/31/20	$1,562,534	$1,398,169
6/30/20	$1,655,194	$1,443,449
7/31/20	$1,792,281	$1,520,371
8/31/20	$1,912,866	$1,613,998
9/30/20	$1,878,595	$1,562,557
10/31/20	$1,851,939	$1,524,960
11/30/20	$2,068,993	$1,713,489
12/31/20	$2,193,433	$1,793,674
1/31/21	$2,205,611	$1,785,952
2/28/21	$2,305,743	$1,827,851
3/31/21	$2,278,680	$1,877,642
4/30/21	$2,382,872	$1,960,518
5/31/21	$2,403,169	$1,992,083
6/30/21	$2,432,938	$2,018,980
7/31/21	$2,451,881	$2,033,488
8/31/21	$2,556,073	$2,085,008
9/30/21	$2,451,881	$1,999,779
10/31/21	$2,598,020	$2,102,363
11/30/21	$2,527,657	$2,052,377
12/31/21	$2,561,647	$2,135,124
1/31/22	$2,324,485	$2,030,667
2/28/22	$2,256,073	$1,978,835
3/31/22	$2,292,560	$2,022,854
4/30/22	$2,053,878	$1,861,704
5/31/22	$2,050,837	$1,865,201
6/30/22	$1,872,966	$1,708,744
7/31/22	$2,002,189	$1,828,670
8/31/22	$1,901,852	$1,762,057
9/30/22	$1,730,062	$1,594,121
10/31/22	$1,839,521	$1,690,725
11/30/22	$1,968,743	$1,822,638
12/31/22	$1,858,020	$1,751,644
1/31/23	$1,999,236	$1,877,642
2/28/23	$1,932,595	$1,824,484
3/31/23	$2,015,103	$1,881,997
4/30/23	$2,045,250	$1,909,947
5/31/23	$2,057,944	$1,890,850
6/30/23	$2,167,426	$2,001,469
7/31/23	$2,227,720	$2,075,336
8/31/23	$2,194,399	$2,018,174
9/30/23	$2,069,051	$1,935,428
10/31/23	$2,023,036	$1,877,668
11/30/23	$2,230,893	$2,051,870
12/31/23	$2,314,004	$2,151,153
1/31/24	$2,420,413	$2,164,218
2/29/24	$2,630,055	$2,257,897
3/31/24	$2,757,111	$2,328,800
4/30/24	$2,674,525	$2,254,153
5/31/24	$2,874,638	$2,347,130
6/30/24	$2,982,635	$2,400,249
7/31/24	$2,917,519	$2,439,627
8/31/24	$3,000,105	$2,502,418
9/30/24	$3,014,399	$2,561,490
10/31/24	$2,949,283	$2,504,849

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	45.79	15.75	11.42
MSCI ACWI Gross Total Return Index	33.41	11.61	9.62

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$133,580,281	60	78%	$1,199,907

Calamos Global Equity Fund

Class I: CIGEX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in global companies demonstrating compelling growth and quality characteristics, including attractive earnings growth and cash flow generation, strong balance sheets, and high returns on invested capital.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	31.9
Industrials	14.5
Communication Services	10.8
Consumer Discretionary	10.3
Health Care	10.2
Financials	6.3
Consumer Staples	5.5
Energy	3.5
Materials	3.2
Real Estate	1.0
Utilities	1.0
Other	0.3

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	9.7
Microsoft Corp.	4.5
Apple, Inc.	4.3
Amazon.com, Inc.	3.5
Eli Lilly & Company	3.1
Spotify Technology, SA	2.8
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8
Novo Nordisk, A/S (ADR)	2.7
Canadian Natural Resources Ltd.	2.4
WiseTech Global, Ltd.	2.3

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since October 31, 2024.

Effective October 31, 2024, the Fund’s principal investment strategy was revised to address the Fund’s level of investments in foreign issuers when the Adviser deems market conditions to be unfavorable. The relevant language of the Fund’s principal investment strategy now states: “the Fund anticipates that the investment adviser’s process will result in the Fund investing in a globally diversified manner. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.”

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GEQTSRA-I 24

Calamos Global Equity Fund

Class R6: CGEOX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959. This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$132	1.07%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated strong returns in its portfolio of global equities. The Fund’s emphasis on higher-quality growth businesses benefited returns, and companies with exposure to our key secular themes, leading earnings growth, and attractive momentum characteristics outperformed. Security selection within technology and industrials contributed the most to Fund returns, as holdings in semiconductors and aerospace & defense outperformed. Security selection within financials and materials lagged the index and detracted value. From a geographic view, holdings in the US and India contributed to outperformance, whereas positions in Canada and China trailed the benchmark.

GROWTH OF $10,000

	Class R6	MSCI ACWI Gross Total Return Index
6/23/20	$10,000	$10,000
6/30/20	$9,886	$9,848
7/31/20	$10,705	$10,372
8/31/20	$11,425	$11,011
9/30/20	$11,221	$10,660
10/31/20	$11,061	$10,404
11/30/20	$12,365	$11,690
12/31/20	$13,109	$12,237
1/31/21	$13,174	$12,184
2/28/21	$13,772	$12,470
3/31/21	$13,610	$12,810
4/30/21	$14,241	$13,375
5/31/21	$14,362	$13,590
6/30/21	$14,540	$13,774
7/31/21	$14,645	$13,873
8/31/21	$15,275	$14,224
9/30/21	$14,653	$13,643
10/31/21	$15,526	$14,343
11/30/21	$15,114	$14,002
12/31/21	$15,318	$14,566
1/31/22	$13,901	$13,854
2/28/22	$13,492	$13,500
3/31/22	$13,701	$13,800
4/30/22	$12,285	$12,701
5/31/22	$12,267	$12,725
6/30/22	$11,204	$11,657
7/31/22	$11,967	$12,476
8/31/22	$11,368	$12,021
9/30/22	$10,342	$10,875
10/31/22	$10,996	$11,534
11/30/22	$11,776	$12,434
12/31/22	$11,104	$11,950
1/31/23	$11,948	$12,810
2/28/23	$11,549	$12,447
3/31/23	$12,052	$12,839
4/30/23	$12,232	$13,030
5/31/23	$12,308	$12,900
6/30/23	$12,962	$13,654
7/31/23	$13,323	$14,158
8/31/23	$13,124	$13,768
9/30/23	$12,374	$13,204
10/31/23	$12,099	$12,810
11/30/23	$13,342	$13,998
12/31/23	$13,844	$14,676
1/31/24	$14,470	$14,765
2/29/24	$15,733	$15,404
3/31/24	$16,493	$15,888
4/30/24	$16,008	$15,378
5/31/24	$17,205	$16,013
6/30/24	$17,841	$16,375
7/31/24	$17,461	$16,644
8/31/24	$17,955	$17,072
9/30/24	$18,040	$17,475
10/31/24	$17,651	$17,089

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 6/23/20
Class R6	45.88	13.93
MSCI ACWI Gross Total Return Index	33.41	13.09

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$133,580,281	60	78%	$1,199,907

Calamos Global Equity Fund

Class R6: CGEOX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in global companies demonstrating compelling growth and quality characteristics, including attractive earnings growth and cash flow generation, strong balance sheets, and high returns on invested capital.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	31.9
Industrials	14.5
Communication Services	10.8
Consumer Discretionary	10.3
Health Care	10.2
Financials	6.3
Consumer Staples	5.5
Energy	3.5
Materials	3.2
Real Estate	1.0
Utilities	1.0
Other	0.3

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	9.7
Microsoft Corp.	4.5
Apple, Inc.	4.3
Amazon.com, Inc.	3.5
Eli Lilly & Company	3.1
Spotify Technology, SA	2.8
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8
Novo Nordisk, A/S (ADR)	2.7
Canadian Natural Resources Ltd.	2.4
WiseTech Global, Ltd.	2.3

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since October 31, 2024.

Effective October 31, 2024, the Fund’s principal investment strategy was revised to address the Fund’s level of investments in foreign issuers when the Adviser deems market conditions to be unfavorable. The relevant language of the Fund’s principal investment strategy now states: “the Fund anticipates that the investment adviser’s process will result in the Fund investing in a globally diversified manner. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.”

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GEQTSRA-R6 24

Calamos Global Opportunities Fund

Class A: CVLOX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959. This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$144	1.22%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund pursued its risk-managed equity objective and generated strong returns. The Fund’s emphasis on higher-quality growth businesses benefited returns, and companies with exposure to our key secular themes, strong earnings, and healthy balance sheets delivered leading returns. The Fund benefited from security selection and an average overweight allocation in industrials, as holdings in aerospace & defense added to relative returns. Security selection and an average underweight allocation within the financials sector held back returns, as holdings rose but lagged the MSCI ACWI Index. From a geographic view, holdings in the US and India contributed to outperformance, whereas positions in Canada and Italy trailed the benchmark.

GROWTH OF $10,000

	Class A with sales charge	MSCI ACWI Gross Total Return Index
10/31/14	$9,525	$10,000
11/30/14	$9,655	$10,171
12/31/14	$9,480	$9,979
1/31/15	$9,413	$9,826
2/28/15	$9,875	$10,377
3/31/15	$9,807	$10,223
4/30/15	$9,976	$10,524
5/31/15	$9,908	$10,519
6/30/15	$9,762	$10,276
7/31/15	$9,796	$10,369
8/31/15	$9,357	$9,662
9/30/15	$9,143	$9,316
10/31/15	$9,717	$10,050
11/30/15	$9,694	$9,971
12/31/15	$9,545	$9,796
1/31/16	$9,032	$9,207
2/29/16	$8,861	$9,149
3/31/16	$9,351	$9,833
4/30/16	$9,408	$9,984
5/31/16	$9,500	$10,005
6/30/16	$9,443	$9,950
7/31/16	$9,785	$10,382
8/31/16	$9,751	$10,422
9/30/16	$9,865	$10,490
10/31/16	$9,659	$10,315
11/30/16	$9,523	$10,398
12/31/16	$9,610	$10,627
1/31/17	$9,828	$10,920
2/28/17	$9,988	$11,231
3/31/17	$10,103	$11,376
4/30/17	$10,333	$11,558
5/31/17	$10,471	$11,824
6/30/17	$10,536	$11,883
7/31/17	$10,835	$12,219
8/31/17	$10,881	$12,272
9/30/17	$11,007	$12,513
10/31/17	$11,317	$12,776
11/30/17	$11,478	$13,029
12/31/17	$11,537	$13,244
1/31/18	$12,219	$13,994
2/28/18	$11,793	$13,411
3/31/18	$11,609	$13,132
4/30/18	$11,585	$13,265
5/31/18	$11,682	$13,293
6/30/18	$11,563	$13,226
7/31/18	$11,673	$13,630
8/31/18	$11,856	$13,743
9/30/18	$11,795	$13,808
10/31/18	$10,988	$12,777
11/30/18	$11,061	$12,969
12/31/18	$10,406	$12,061
1/31/19	$11,078	$13,017
2/28/19	$11,270	$13,371
3/31/19	$11,398	$13,548
4/30/19	$11,783	$14,012
5/31/19	$11,316	$13,193
6/30/19	$11,817	$14,063
7/31/19	$11,830	$14,109
8/31/19	$11,679	$13,781
9/30/19	$11,556	$14,077
10/31/19	$11,721	$14,466
11/30/19	$12,038	$14,825
12/31/19	$12,308	$15,354
1/31/20	$12,294	$15,188
2/29/20	$11,626	$13,967
3/31/20	$10,250	$12,090
4/30/20	$11,418	$13,391
5/31/20	$12,113	$13,982
6/30/20	$12,761	$14,434
7/31/20	$13,568	$15,204
8/31/20	$14,583	$16,140
9/30/20	$14,293	$15,625
10/31/20	$13,958	$15,249
11/30/20	$15,449	$17,135
12/31/20	$16,217	$17,936
1/31/21	$16,350	$17,859
2/28/21	$16,955	$18,278
3/31/21	$16,821	$18,776
4/30/21	$17,486	$19,605
5/31/21	$17,590	$19,921
6/30/21	$17,607	$20,190
7/31/21	$17,784	$20,335
8/31/21	$18,391	$20,850
9/30/21	$17,697	$19,998
10/31/21	$18,821	$21,023
11/30/21	$18,451	$20,523
12/31/21	$18,776	$21,351
1/31/22	$17,556	$20,306
2/28/22	$17,165	$19,788
3/31/22	$17,352	$20,228
4/30/22	$15,850	$18,617
5/31/22	$15,803	$18,652
6/30/22	$14,567	$17,087
7/31/22	$15,412	$18,286
8/31/22	$14,739	$17,620
9/30/22	$13,628	$15,941
10/31/22	$14,317	$16,907
11/30/22	$15,240	$18,226
12/31/22	$14,614	$17,516
1/31/23	$15,475	$18,776
2/28/23	$14,990	$18,245
3/31/23	$15,506	$18,820
4/30/23	$15,553	$19,099
5/31/23	$15,443	$18,908
6/30/23	$16,054	$20,014
7/31/23	$16,367	$20,753
8/31/23	$16,116	$20,181
9/30/23	$15,358	$19,354
10/31/23	$15,028	$18,776
11/30/23	$16,112	$20,518
12/31/23	$16,643	$21,511
1/31/24	$17,179	$21,642
2/29/24	$18,297	$22,579
3/31/24	$19,012	$23,288
4/30/24	$18,555	$22,541
5/31/24	$19,547	$23,471
6/30/24	$20,195	$24,002
7/31/24	$20,005	$24,396
8/31/24	$20,573	$25,024
9/30/24	$20,732	$25,615
10/31/24	$20,495	$25,048

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	36.38	11.83	7.96
Class A with sales charge	29.87	10.75	7.44
MSCI ACWI Gross Total Return Index	33.41	11.61	9.62

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$279,401,506	83	87%	$2,440,783

Calamos Global Opportunities Fund

Class A: CVLOX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund invests primarily in global equity and convertible securities, aiming to actively manage the risk-reward profile while seeking an attractive total return. The strategy favors higher-quality growth businesses, emphasizing companies with higher earnings growth and free cash flow, strong balance sheets, and attractive returns on invested capital.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.4
Consumer Discretionary	12.3
Industrials	11.2
Health Care	6.8
Financials	6.7
Communication Services	6.1
Consumer Staples	5.8
Utilities	4.8
Energy	4.1
Materials	3.4
Real Estate	0.6
Other	0.6

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	5.4
Apple, Inc.	3.7
Microsoft Corp.	3.3
Southern Company, 4.500%, 06/15/27	2.7
Taiwan Semiconductor Manufacturing Company, Ltd.	2.5
Amazon.com, Inc.	2.2
Eni S.p.A, 2.950%, 09/14/30	2.2
Novo Nordisk, A/S (ADR)	2.2
Boeing Company, 6.000%, 10/15/27	2.2
Eli Lilly & Company	2.1

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since October 31, 2024.

Effective October 31, 2024, the Fund’s principal investment strategy was revised to address the Fund’s level of investments in foreign issuers when the Adviser deems market conditions to be unfavorable. The relevant language of the Fund’s principal investment strategy now states: “[t]he Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.”

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GLOTSRA-A 24

Calamos Global Opportunities Fund

Class C: CVLCX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959. This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$232	1.97%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund pursued its risk-managed equity objective and generated strong returns. The Fund’s emphasis on higher-quality growth businesses benefited returns, and companies with exposure to our key secular themes, strong earnings, and healthy balance sheets delivered leading returns. The Fund benefited from security selection and an average overweight allocation in industrials, as holdings in aerospace & defense added to relative returns. Security selection and an average underweight allocation within the financials sector held back returns, as holdings rose but lagged the MSCI ACWI Index. From a geographic view, holdings in the US and India contributed to outperformance, whereas positions in Canada and Italy trailed the benchmark.

GROWTH OF $10,000

	Class C with sales charge	MSCI ACWI Gross Total Return Index
10/31/14	$10,000	$10,000
11/30/14	$10,126	$10,171
12/31/14	$9,939	$9,979
1/31/15	$9,849	$9,826
2/28/15	$10,338	$10,377
3/31/15	$10,261	$10,223
4/30/15	$10,428	$10,524
5/31/15	$10,351	$10,519
6/30/15	$10,184	$10,276
7/31/15	$10,222	$10,369
8/31/15	$9,759	$9,662
9/30/15	$9,541	$9,316
10/31/15	$10,119	$10,050
11/30/15	$10,094	$9,971
12/31/15	$9,936	$9,796
1/31/16	$9,389	$9,207
2/29/16	$9,206	$9,149
3/31/16	$9,715	$9,833
4/30/16	$9,767	$9,984
5/31/16	$9,845	$10,005
6/30/16	$9,793	$9,950
7/31/16	$10,145	$10,382
8/31/16	$10,093	$10,422
9/30/16	$10,197	$10,490
10/31/16	$9,975	$10,315
11/30/16	$9,845	$10,398
12/31/16	$9,931	$10,627
1/31/17	$10,141	$10,920
2/28/17	$10,299	$11,231
3/31/17	$10,417	$11,376
4/30/17	$10,640	$11,558
5/31/17	$10,785	$11,824
6/30/17	$10,837	$11,883
7/31/17	$11,139	$12,219
8/31/17	$11,179	$12,272
9/30/17	$11,297	$12,513
10/31/17	$11,612	$12,776
11/30/17	$11,770	$13,029
12/31/17	$11,824	$13,244
1/31/18	$12,511	$13,994
2/28/18	$12,062	$13,411
3/31/18	$11,880	$13,132
4/30/18	$11,838	$13,265
5/31/18	$11,936	$13,293
6/30/18	$11,810	$13,226
7/31/18	$11,908	$13,630
8/31/18	$12,090	$13,743
9/30/18	$12,020	$13,808
10/31/18	$11,193	$12,777
11/30/18	$11,263	$12,969
12/31/18	$10,593	$12,061
1/31/19	$11,261	$13,017
2/28/19	$11,452	$13,371
3/31/19	$11,579	$13,548
4/30/19	$11,960	$14,012
5/31/19	$11,467	$13,193
6/30/19	$11,976	$14,063
7/31/19	$11,976	$14,109
8/31/19	$11,817	$13,781
9/30/19	$11,690	$14,077
10/31/19	$11,849	$14,466
11/30/19	$12,167	$14,825
12/31/19	$12,431	$15,354
1/31/20	$12,399	$15,188
2/29/20	$11,740	$13,967
3/31/20	$10,325	$12,090
4/30/20	$11,499	$13,391
5/31/20	$12,206	$13,982
6/30/20	$12,834	$14,434
7/31/20	$13,654	$15,204
8/31/20	$14,651	$16,140
9/30/20	$14,345	$15,625
10/31/20	$14,008	$15,249
11/30/20	$15,503	$17,135
12/31/20	$16,249	$17,936
1/31/21	$16,387	$17,859
2/28/21	$16,987	$18,278
3/31/21	$16,833	$18,776
4/30/21	$17,485	$19,605
5/31/21	$17,571	$19,921
6/30/21	$17,588	$20,190
7/31/21	$17,742	$20,335
8/31/21	$18,343	$20,850
9/30/21	$17,639	$19,998
10/31/21	$18,737	$21,023
11/30/21	$18,360	$20,523
12/31/21	$18,666	$21,351
1/31/22	$17,457	$20,306
2/28/22	$17,054	$19,788
3/31/22	$17,219	$20,228
4/30/22	$15,736	$18,617
5/31/22	$15,681	$18,652
6/30/22	$14,435	$17,087
7/31/22	$15,259	$18,286
8/31/22	$14,600	$17,620
9/30/22	$13,482	$15,941
10/31/22	$14,160	$16,907
11/30/22	$15,058	$18,226
12/31/22	$14,435	$17,516
1/31/23	$15,259	$18,776
2/28/23	$14,783	$18,245
3/31/23	$15,296	$18,820
4/30/23	$15,314	$19,099
5/31/23	$15,204	$18,908
6/30/23	$15,802	$20,014
7/31/23	$16,095	$20,753
8/31/23	$15,838	$20,181
9/30/23	$15,088	$19,354
10/31/23	$14,758	$18,776
11/30/23	$15,803	$20,518
12/31/23	$16,306	$21,511
1/31/24	$16,820	$21,642
2/29/24	$17,903	$22,579
3/31/24	$18,601	$23,288
4/30/24	$18,142	$22,541
5/31/24	$19,097	$23,471
6/30/24	$19,721	$24,002
7/31/24	$19,519	$24,396
8/31/24	$20,070	$25,024
9/30/24	$20,199	$25,615
10/31/24	$19,960	$25,048

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	35.25	10.99	7.16
Class C with sales charge	34.25	10.99	7.16
MSCI ACWI Gross Total Return Index	33.41	11.61	9.62

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$279,401,506	83	87%	$2,440,783

Calamos Global Opportunities Fund

Class C: CVLCX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund invests primarily in global equity and convertible securities, aiming to actively manage the risk-reward profile while seeking an attractive total return. The strategy favors higher-quality growth businesses, emphasizing companies with higher earnings growth and free cash flow, strong balance sheets, and attractive returns on invested capital.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.4
Consumer Discretionary	12.3
Industrials	11.2
Health Care	6.8
Financials	6.7
Communication Services	6.1
Consumer Staples	5.8
Utilities	4.8
Energy	4.1
Materials	3.4
Real Estate	0.6
Other	0.6

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	5.4
Apple, Inc.	3.7
Microsoft Corp.	3.3
Southern Company, 4.500%, 06/15/27	2.7
Taiwan Semiconductor Manufacturing Company, Ltd.	2.5
Amazon.com, Inc.	2.2
Eni S.p.A, 2.950%, 09/14/30	2.2
Novo Nordisk, A/S (ADR)	2.2
Boeing Company, 6.000%, 10/15/27	2.2
Eli Lilly & Company	2.1

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since October 31, 2024.

Effective October 31, 2024, the Fund’s principal investment strategy was revised to address the Fund’s level of investments in foreign issuers when the Adviser deems market conditions to be unfavorable. The relevant language of the Fund’s principal investment strategy now states: “[t]he Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.”

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GLOTSRA-C 24

Calamos Global Opportunities Fund

Class I: CGCIX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959. This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$115	0.97%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund pursued its risk-managed equity objective and generated strong returns. The Fund’s emphasis on higher-quality growth businesses benefited returns, and companies with exposure to our key secular themes, strong earnings, and healthy balance sheets delivered leading returns. The Fund benefited from security selection and an average overweight allocation in industrials, as holdings in aerospace & defense added to relative returns. Security selection and an average underweight allocation within the financials sector held back returns, as holdings rose but lagged the MSCI ACWI Index. From a geographic view, holdings in the US and India contributed to outperformance, whereas positions in Canada and Italy trailed the benchmark.

GROWTH OF $1,000,000

	Class I	MSCI ACWI Gross Total Return Index
10/31/14	$1,000,000	$1,000,000
11/30/14	$1,013,423	$1,017,160
12/31/14	$995,696	$997,959
1/31/15	$988,757	$982,580
2/28/15	$1,037,328	$1,037,726
3/31/15	$1,030,389	$1,022,269
4/30/15	$1,047,736	$1,052,430
5/31/15	$1,041,954	$1,051,871
6/30/15	$1,025,764	$1,027,573
7/31/15	$1,030,389	$1,036,868
8/31/15	$984,132	$966,212
9/30/15	$962,159	$931,645
10/31/15	$1,022,294	$1,005,005
11/30/15	$1,021,138	$997,153
12/31/15	$1,005,825	$979,590
1/31/16	$951,962	$920,738
2/29/16	$933,227	$914,927
3/31/16	$985,919	$983,360
4/30/16	$991,774	$998,453
5/31/16	$1,001,141	$1,000,559
6/30/16	$996,457	$995,021
7/31/16	$1,032,756	$1,038,207
8/31/16	$1,028,072	$1,042,198
9/30/16	$1,039,782	$1,049,050
10/31/16	$1,018,705	$1,031,486
11/30/16	$1,005,825	$1,039,832
12/31/16	$1,014,569	$1,062,713
1/31/17	$1,038,218	$1,091,989
2/28/17	$1,054,773	$1,123,112
3/31/17	$1,067,780	$1,137,607
4/30/17	$1,092,612	$1,155,859
5/31/17	$1,106,802	$1,182,405
6/30/17	$1,112,972	$1,188,268
7/31/17	$1,146,124	$1,221,913
8/31/17	$1,150,860	$1,227,191
9/30/17	$1,163,884	$1,251,358
10/31/17	$1,197,037	$1,277,632
11/30/17	$1,214,797	$1,302,943
12/31/17	$1,220,894	$1,324,393
1/31/18	$1,293,596	$1,399,391
2/28/18	$1,248,471	$1,341,151
3/31/18	$1,230,340	$1,313,252
4/30/18	$1,226,574	$1,326,538
5/31/18	$1,237,873	$1,329,333
6/30/18	$1,225,084	$1,322,664
7/31/18	$1,237,662	$1,362,978
8/31/18	$1,257,786	$1,374,301
9/30/18	$1,249,751	$1,380,840
10/31/18	$1,165,342	$1,277,671
11/30/18	$1,174,161	$1,296,963
12/31/18	$1,104,976	$1,206,131
1/31/19	$1,175,537	$1,301,747
2/28/19	$1,196,705	$1,337,147
3/31/19	$1,210,326	$1,354,801
4/30/19	$1,251,282	$1,401,263
5/31/19	$1,201,852	$1,319,310
6/30/19	$1,255,502	$1,406,307
7/31/19	$1,256,918	$1,410,923
8/31/19	$1,241,348	$1,378,084
9/30/19	$1,229,374	$1,407,724
10/31/19	$1,246,390	$1,446,608
11/30/19	$1,280,421	$1,482,541
12/31/19	$1,308,226	$1,535,373
1/31/20	$1,308,226	$1,518,798
2/29/20	$1,238,092	$1,396,713
3/31/20	$1,090,936	$1,208,991
4/30/20	$1,215,492	$1,339,123
5/31/20	$1,289,939	$1,398,169
6/30/20	$1,358,746	$1,443,449
7/31/20	$1,446,176	$1,520,371
8/31/20	$1,553,672	$1,613,998
9/30/20	$1,523,147	$1,562,557
10/31/20	$1,487,257	$1,524,960
11/30/20	$1,646,606	$1,713,489
12/31/20	$1,729,552	$1,793,674
1/31/21	$1,743,230	$1,785,952
2/28/21	$1,808,582	$1,827,851
3/31/21	$1,795,769	$1,877,642
4/30/21	$1,867,295	$1,960,518
5/31/21	$1,877,948	$1,992,083
6/30/21	$1,880,829	$2,018,980
7/31/21	$1,899,119	$2,033,488
8/31/21	$1,964,658	$2,085,008
9/30/21	$1,891,224	$1,999,779
10/31/21	$2,010,188	$2,102,363
11/30/21	$1,972,059	$2,052,377
12/31/21	$2,006,353	$2,135,124
1/31/22	$1,877,534	$2,030,667
2/28/22	$1,835,668	$1,978,835
3/31/22	$1,854,991	$2,022,854
4/30/22	$1,695,577	$1,861,704
5/31/22	$1,690,747	$1,865,201
6/30/22	$1,558,707	$1,708,744
7/31/22	$1,650,491	$1,828,670
8/31/22	$1,579,640	$1,762,057
9/30/22	$1,458,873	$1,594,121
10/31/22	$1,534,554	$1,690,725
11/30/22	$1,632,778	$1,822,638
12/31/22	$1,566,759	$1,751,644
1/31/23	$1,658,542	$1,877,642
2/28/23	$1,607,014	$1,824,484
3/31/23	$1,663,373	$1,881,997
4/30/23	$1,668,203	$1,909,947
5/31/23	$1,656,932	$1,890,850
6/30/23	$1,723,988	$2,001,469
7/31/23	$1,756,272	$2,075,336
8/31/23	$1,730,445	$2,018,174
9/30/23	$1,648,517	$1,935,428
10/31/23	$1,614,544	$1,877,668
11/30/23	$1,731,024	$2,051,870
12/31/23	$1,786,827	$2,151,153
1/31/24	$1,845,252	$2,164,218
2/29/24	$1,965,347	$2,257,897
3/31/24	$2,043,452	$2,328,800
4/30/24	$1,996,345	$2,254,153
5/31/24	$2,101,929	$2,347,130
6/30/24	$2,173,198	$2,400,249
7/31/24	$2,153,678	$2,439,627
8/31/24	$2,213,864	$2,502,418
9/30/24	$2,231,591	$2,561,490
10/31/24	$2,207,158	$2,504,849

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	36.70	12.11	8.24
MSCI ACWI Gross Total Return Index	33.41	11.61	9.62

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$279,401,506	83	87%	$2,440,783

Calamos Global Opportunities Fund

Class I: CGCIX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund invests primarily in global equity and convertible securities, aiming to actively manage the risk-reward profile while seeking an attractive total return. The strategy favors higher-quality growth businesses, emphasizing companies with higher earnings growth and free cash flow, strong balance sheets, and attractive returns on invested capital.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.4
Consumer Discretionary	12.3
Industrials	11.2
Health Care	6.8
Financials	6.7
Communication Services	6.1
Consumer Staples	5.8
Utilities	4.8
Energy	4.1
Materials	3.4
Real Estate	0.6
Other	0.6

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	5.4
Apple, Inc.	3.7
Microsoft Corp.	3.3
Southern Company, 4.500%, 06/15/27	2.7
Taiwan Semiconductor Manufacturing Company, Ltd.	2.5
Amazon.com, Inc.	2.2
Eni S.p.A, 2.950%, 09/14/30	2.2
Novo Nordisk, A/S (ADR)	2.2
Boeing Company, 6.000%, 10/15/27	2.2
Eli Lilly & Company	2.1

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since October 31, 2024.

Effective October 31, 2024, the Fund’s principal investment strategy was revised to address the Fund’s level of investments in foreign issuers when the Adviser deems market conditions to be unfavorable. The relevant language of the Fund’s principal investment strategy now states: “[t]he Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of foreign issuers.”

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GLOTSRA-I 24

Calamos Growth and Income Fund

Class A: CVTRX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$121	1.05%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated robust returns as its combination of securities provided a significant portion of the all-equity benchmark’s returns, while taking on less equity market risk. Investors broadly benefited from resilient economic growth in the US and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The largest US stocks by market capitalization received much attention and made impressive gains during the period. AI-related names especially saw significant growth in cash flows and earnings. The Fund was marginally underweight in those highly priced names to manage risk, which detracted from performance. Equity holdings in large-cap growth names boosted performance, while convertible securities issued by mid- and smaller-cap companies as well as US Treasuries delivered lower performance.

GROWTH OF $10,000

	Class A with sales charge	S&P 500 Total Return Index
10/31/14	$9,524	$9,999
11/30/14	$9,657	$10,267
12/31/14	$9,580	$10,242
1/31/15	$9,328	$9,934
2/28/15	$9,796	$10,505
3/31/15	$9,639	$10,339
4/30/15	$9,724	$10,438
5/31/15	$9,913	$10,572
6/30/15	$9,732	$10,368
7/31/15	$9,907	$10,585
8/31/15	$9,452	$9,946
9/30/15	$9,257	$9,700
10/31/15	$9,858	$10,518
11/30/15	$9,848	$10,550
12/31/15	$9,739	$10,383
1/31/16	$9,273	$9,868
2/29/16	$9,198	$9,855
3/31/16	$9,683	$10,523
4/30/16	$9,746	$10,564
5/31/16	$9,897	$10,754
6/30/16	$9,841	$10,782
7/31/16	$10,126	$11,179
8/31/16	$10,165	$11,195
9/30/16	$10,201	$11,197
10/31/16	$10,080	$10,993
11/30/16	$10,291	$11,400
12/31/16	$10,442	$11,625
1/31/17	$10,583	$11,846
2/28/17	$10,921	$12,316
3/31/17	$10,931	$12,330
4/30/17	$11,066	$12,457
5/31/17	$11,218	$12,632
6/30/17	$11,234	$12,711
7/31/17	$11,462	$12,972
8/31/17	$11,483	$13,012
9/30/17	$11,608	$13,281
10/31/17	$11,833	$13,591
11/30/17	$12,061	$14,007
12/31/17	$12,152	$14,163
1/31/18	$12,857	$14,974
2/28/18	$12,478	$14,422
3/31/18	$12,228	$14,056
4/30/18	$12,240	$14,109
5/31/18	$12,498	$14,449
6/30/18	$12,504	$14,538
7/31/18	$12,885	$15,079
8/31/18	$13,228	$15,571
9/30/18	$13,252	$15,659
10/31/18	$12,449	$14,589
11/30/18	$12,663	$14,886
12/31/18	$11,682	$13,542
1/31/19	$12,505	$14,627
2/28/19	$12,831	$15,097
3/31/19	$13,020	$15,390
4/30/19	$13,508	$16,013
5/31/19	$12,826	$14,996
6/30/19	$13,542	$16,053
7/31/19	$13,712	$16,283
8/31/19	$13,521	$16,025
9/30/19	$13,629	$16,325
10/31/19	$13,882	$16,679
11/30/19	$14,285	$17,284
12/31/19	$14,715	$17,806
1/31/20	$14,702	$17,799
2/29/20	$13,712	$16,334
3/31/20	$12,319	$14,316
4/30/20	$13,687	$16,152
5/31/20	$14,408	$16,921
6/30/20	$14,782	$17,257
7/31/20	$15,517	$18,231
8/31/20	$16,540	$19,541
9/30/20	$15,948	$18,798
10/31/20	$15,608	$18,299
11/30/20	$17,257	$20,302
12/31/20	$18,016	$21,082
1/31/21	$17,782	$20,869
2/28/21	$18,444	$21,445
3/31/21	$18,809	$22,384
4/30/21	$19,768	$23,579
5/31/21	$19,795	$23,743
6/30/21	$20,139	$24,298
7/31/21	$20,449	$24,875
8/31/21	$20,896	$25,631
9/30/21	$20,070	$24,439
10/31/21	$21,332	$26,151
11/30/21	$21,075	$25,970
12/31/21	$21,819	$27,134
1/31/22	$20,717	$25,730
2/28/22	$20,198	$24,959
3/31/22	$20,713	$25,886
4/30/22	$19,058	$23,629
5/31/22	$19,044	$23,672
6/30/22	$17,625	$21,718
7/31/22	$18,926	$23,721
8/31/22	$18,318	$22,753
9/30/22	$16,858	$20,658
10/31/22	$17,969	$22,330
11/30/22	$18,766	$23,578
12/31/22	$17,785	$22,220
1/31/23	$18,772	$23,616
2/28/23	$18,286	$23,040
3/31/23	$18,844	$23,886
4/30/23	$19,141	$24,258
5/31/23	$19,175	$24,364
6/30/23	$20,199	$25,974
7/31/23	$20,690	$26,808
8/31/23	$20,350	$26,381
9/30/23	$19,558	$25,123
10/31/23	$19,202	$24,595
11/30/23	$20,621	$26,841
12/31/23	$21,400	$28,061
1/31/24	$21,673	$28,532
2/29/24	$22,584	$30,056
3/31/24	$23,168	$31,023
4/30/24	$22,342	$29,756
5/31/24	$23,224	$31,231
6/30/24	$23,972	$32,352
7/31/24	$24,028	$32,746
8/31/24	$24,484	$33,540
9/30/24	$25,033	$34,256
10/31/24	$24,896	$33,945

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	29.65	12.39	10.09
Class A with sales charge	23.50	11.30	9.55
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,832,964,424	150	28%	$18,052,995

Calamos Growth and Income Fund

Class A: CVTRX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund pursued lower-volatility equity participation through a multi-asset-class portfolio consisting largely of stocks and convertible securities as well as US Treasuries, cash, and options. We believe the best positioning for this environment is a neutral risk posture, focusing on areas with growth tailwinds, companies with improving returns on capital, and valuations at favorable expected risk-adjusted returns.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	28.8
Financials	12.7
Consumer Discretionary	11.2
Communication Services	10.2
Industrials	8.2
Health Care	7.7
Consumer Staples	5.3
Utilities	4.4
Energy	3.0
Materials	2.2
Real Estate	1.9
Other	0.4

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	6.0
Apple, Inc.	5.8
Microsoft Corp.	5.8
Alphabet, Inc. - Class A	4.6
Amazon.com, Inc.	3.9
Meta Platforms, Inc. - Class A	2.2
Broadcom, Inc.	1.7
Exxon Mobil Corp.	1.4
Boeing Company, 6.000%, 10/15/27	1.4
JPMorgan Chase & Company	1.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GNITSRA-A 24

Calamos Growth and Income Fund

Class C: CVTCX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$206	1.80%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated robust returns as its combination of securities provided a significant portion of the all-equity benchmark’s returns, while taking on less equity market risk. Investors broadly benefited from resilient economic growth in the US and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The largest US stocks by market capitalization received much attention and made impressive gains during the period. AI-related names especially saw significant growth in cash flows and earnings. The Fund was marginally underweight in those highly priced names to manage risk, which detracted from performance. Equity holdings in large-cap growth names boosted performance, while convertible securities issued by mid- and smaller-cap companies as well as US Treasuries delivered lower performance.

GROWTH OF $10,000

	Class C with sales charge	S&P 500 Total Return Index
10/31/14	$10,000	$9,999
11/30/14	$10,133	$10,267
12/31/14	$10,048	$10,242
1/31/15	$9,775	$9,934
2/28/15	$10,261	$10,505
3/31/15	$10,088	$10,339
4/30/15	$10,174	$10,438
5/31/15	$10,364	$10,572
6/30/15	$10,169	$10,368
7/31/15	$10,345	$10,585
8/31/15	$9,862	$9,946
9/30/15	$9,653	$9,700
10/31/15	$10,273	$10,518
11/30/15	$10,257	$10,550
12/31/15	$10,137	$10,383
1/31/16	$9,638	$9,868
2/29/16	$9,553	$9,855
3/31/16	$10,054	$10,523
4/30/16	$10,111	$10,564
5/31/16	$10,261	$10,754
6/30/16	$10,197	$10,782
7/31/16	$10,484	$11,179
8/31/16	$10,522	$11,195
9/30/16	$10,547	$11,197
10/31/16	$10,416	$10,993
11/30/16	$10,630	$11,400
12/31/16	$10,778	$11,625
1/31/17	$10,916	$11,846
2/28/17	$11,259	$12,316
3/31/17	$11,264	$12,330
4/30/17	$11,394	$12,457
5/31/17	$11,543	$12,632
6/30/17	$11,556	$12,711
7/31/17	$11,782	$12,972
8/31/17	$11,797	$13,012
9/30/17	$11,916	$13,281
10/31/17	$12,139	$13,591
11/30/17	$12,365	$14,007
12/31/17	$12,448	$14,163
1/31/18	$13,163	$14,974
2/28/18	$12,769	$14,422
3/31/18	$12,506	$14,056
4/30/18	$12,510	$14,109
5/31/18	$12,765	$14,449
6/30/18	$12,763	$14,538
7/31/18	$13,146	$15,079
8/31/18	$13,483	$15,571
9/30/18	$13,501	$15,659
10/31/18	$12,676	$14,589
11/30/18	$12,885	$14,886
12/31/18	$11,879	$13,542
1/31/19	$12,711	$14,627
2/28/19	$13,032	$15,097
3/31/19	$13,219	$15,390
4/30/19	$13,706	$16,013
5/31/19	$13,003	$14,996
6/30/19	$13,722	$16,053
7/31/19	$13,889	$16,283
8/31/19	$13,681	$16,025
9/30/19	$13,784	$16,325
10/31/19	$14,029	$16,679
11/30/19	$14,433	$17,284
12/31/19	$14,856	$17,806
1/31/20	$14,830	$17,799
2/29/20	$13,822	$16,334
3/31/20	$12,409	$14,316
4/30/20	$13,784	$16,152
5/31/20	$14,499	$16,921
6/30/20	$14,867	$17,257
7/31/20	$15,600	$18,231
8/31/20	$16,614	$19,541
9/30/20	$16,011	$18,798
10/31/20	$15,659	$18,299
11/30/20	$17,299	$20,302
12/31/20	$18,049	$21,082
1/31/21	$17,804	$20,869
2/28/21	$18,460	$21,445
3/31/21	$18,810	$22,384
4/30/21	$19,760	$23,579
5/31/21	$19,773	$23,743
6/30/21	$20,106	$24,298
7/31/21	$20,399	$24,875
8/31/21	$20,836	$25,631
9/30/21	$19,996	$24,439
10/31/21	$21,243	$26,151
11/30/21	$20,972	$25,970
12/31/21	$21,698	$27,134
1/31/22	$20,589	$25,730
2/28/22	$20,059	$24,959
3/31/22	$20,561	$25,886
4/30/22	$18,908	$23,629
5/31/22	$18,880	$23,672
6/30/22	$17,462	$21,718
7/31/22	$18,737	$23,721
8/31/22	$18,125	$22,753
9/30/22	$16,670	$20,658
10/31/22	$17,757	$22,330
11/30/22	$18,535	$23,578
12/31/22	$17,556	$22,220
1/31/23	$18,518	$23,616
2/28/23	$18,027	$23,040
3/31/23	$18,565	$23,886
4/30/23	$18,846	$24,258
5/31/23	$18,870	$24,364
6/30/23	$19,865	$25,974
7/31/23	$20,336	$26,808
8/31/23	$19,984	$26,381
9/30/23	$19,194	$25,123
10/31/23	$18,837	$24,595
11/30/23	$20,217	$26,841
12/31/23	$20,965	$28,061
1/31/24	$21,217	$28,532
2/29/24	$22,096	$30,056
3/31/24	$22,653	$31,023
4/30/24	$21,839	$29,756
5/31/24	$22,678	$31,231
6/30/24	$23,399	$32,352
7/31/24	$23,438	$32,746
8/31/24	$23,868	$33,540
9/30/24	$24,386	$34,256
10/31/24	$24,243	$33,945

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	28.70	11.56	9.26
Class C with sales charge	27.70	11.56	9.26
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,832,964,424	150	28%	$18,052,995

Calamos Growth and Income Fund

Class C: CVTCX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund pursued lower-volatility equity participation through a multi-asset-class portfolio consisting largely of stocks and convertible securities as well as US Treasuries, cash, and options. We believe the best positioning for this environment is a neutral risk posture, focusing on areas with growth tailwinds, companies with improving returns on capital, and valuations at favorable expected risk-adjusted returns.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	28.8
Financials	12.7
Consumer Discretionary	11.2
Communication Services	10.2
Industrials	8.2
Health Care	7.7
Consumer Staples	5.3
Utilities	4.4
Energy	3.0
Materials	2.2
Real Estate	1.9
Other	0.4

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	6.0
Apple, Inc.	5.8
Microsoft Corp.	5.8
Alphabet, Inc. - Class A	4.6
Amazon.com, Inc.	3.9
Meta Platforms, Inc. - Class A	2.2
Broadcom, Inc.	1.7
Exxon Mobil Corp.	1.4
Boeing Company, 6.000%, 10/15/27	1.4
JPMorgan Chase & Company	1.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GNITSRA-C 24

Calamos Growth and Income Fund

Class I: CGIIX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$92	0.80%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated robust returns as its combination of securities provided a significant portion of the all-equity benchmark’s returns, while taking on less equity market risk. Investors broadly benefited from resilient economic growth in the US and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The largest US stocks by market capitalization received much attention and made impressive gains during the period. AI-related names especially saw significant growth in cash flows and earnings. The Fund was marginally underweight in those highly priced names to manage risk, which detracted from performance. Equity holdings in large-cap growth names boosted performance, while convertible securities issued by mid- and smaller-cap companies as well as US Treasuries delivered lower performance.

GROWTH OF $1,000,000

	Class I	S&P 500 Total Return Index
10/31/14	$1,000,000	$1,000,000
11/30/14	$1,014,294	$1,026,895
12/31/14	$1,006,702	$1,024,308
1/31/15	$980,045	$993,558
2/28/15	$1,029,410	$1,050,661
3/31/15	$1,013,118	$1,034,044
4/30/15	$1,022,373	$1,043,965
5/31/15	$1,042,536	$1,057,389
6/30/15	$1,023,863	$1,036,919
7/31/15	$1,042,540	$1,058,645
8/31/15	$994,515	$994,772
9/30/15	$974,340	$970,158
10/31/15	$1,037,877	$1,051,995
11/30/15	$1,036,863	$1,055,123
12/31/15	$1,025,659	$1,038,482
1/31/16	$976,359	$986,949
2/29/16	$968,499	$985,617
3/31/16	$1,020,207	$1,052,479
4/30/16	$1,027,020	$1,056,560
5/31/16	$1,043,157	$1,075,533
6/30/16	$1,037,381	$1,078,321
7/31/16	$1,067,341	$1,118,077
8/31/16	$1,072,033	$1,119,648
9/30/16	$1,075,881	$1,119,857
10/31/16	$1,063,116	$1,099,430
11/30/16	$1,085,728	$1,140,148
12/31/16	$1,102,228	$1,162,683
1/31/17	$1,117,263	$1,184,735
2/28/17	$1,153,118	$1,231,778
3/31/17	$1,154,198	$1,233,213
4/30/17	$1,168,936	$1,245,879
5/31/17	$1,185,225	$1,263,412
6/30/17	$1,187,332	$1,271,298
7/31/17	$1,211,523	$1,297,439
8/31/17	$1,213,865	$1,301,412
9/30/17	$1,227,543	$1,328,257
10/31/17	$1,251,428	$1,359,252
11/30/17	$1,275,705	$1,400,939
12/31/17	$1,285,659	$1,416,515
1/31/18	$1,360,329	$1,497,616
2/28/18	$1,320,699	$1,442,420
3/31/18	$1,294,502	$1,405,763
4/30/18	$1,296,175	$1,411,157
5/31/18	$1,323,789	$1,445,140
6/30/18	$1,324,791	$1,454,035
7/31/18	$1,365,115	$1,508,146
8/31/18	$1,401,658	$1,557,288
9/30/18	$1,404,436	$1,566,152
10/31/18	$1,319,638	$1,459,105
11/30/18	$1,342,841	$1,488,839
12/31/18	$1,238,976	$1,354,412
1/31/19	$1,326,498	$1,462,948
2/28/19	$1,361,142	$1,509,921
3/31/19	$1,381,853	$1,539,260
4/30/19	$1,434,015	$1,601,584
5/31/19	$1,361,720	$1,499,806
6/30/19	$1,438,235	$1,605,508
7/31/19	$1,456,585	$1,628,584
8/31/19	$1,436,399	$1,602,785
9/30/19	$1,447,874	$1,632,774
10/31/19	$1,475,514	$1,668,138
11/30/19	$1,518,817	$1,728,690
12/31/19	$1,564,819	$1,780,867
1/31/20	$1,563,396	$1,780,169
2/29/20	$1,458,537	$1,633,628
3/31/20	$1,310,496	$1,431,852
4/30/20	$1,457,008	$1,615,407
5/31/20	$1,533,843	$1,692,345
6/30/20	$1,573,601	$1,726,003
7/31/20	$1,652,545	$1,823,324
8/31/20	$1,761,630	$1,954,384
9/30/20	$1,699,190	$1,880,123
10/31/20	$1,663,221	$1,830,125
11/30/20	$1,839,231	$2,030,458
12/31/20	$1,920,211	$2,108,526
1/31/21	$1,895,555	$2,087,238
2/28/21	$1,967,058	$2,144,792
3/31/21	$2,006,074	$2,238,725
4/30/21	$2,109,216	$2,358,203
5/31/21	$2,112,670	$2,374,673
6/30/21	$2,149,593	$2,430,111
7/31/21	$2,182,710	$2,487,837
8/31/21	$2,231,148	$2,563,481
9/30/21	$2,143,760	$2,444,255
10/31/21	$2,278,952	$2,615,503
11/30/21	$2,251,715	$2,597,381
12/31/21	$2,331,540	$2,713,786
1/31/22	$2,214,098	$2,573,356
2/28/22	$2,159,047	$2,496,304
3/31/22	$2,214,653	$2,588,992
4/30/22	$2,038,278	$2,363,228
5/31/22	$2,037,229	$2,367,562
6/30/22	$1,886,103	$2,172,135
7/31/22	$2,025,522	$2,372,415
8/31/22	$1,960,810	$2,275,665
9/30/22	$1,804,826	$2,066,077
10/31/22	$1,924,515	$2,233,350
11/30/22	$2,009,932	$2,358,160
12/31/22	$1,905,130	$2,222,295
1/31/23	$2,011,397	$2,361,931
2/28/23	$1,959,907	$2,304,301
3/31/23	$2,020,161	$2,388,902
4/30/23	$2,051,931	$2,426,190
5/31/23	$2,056,313	$2,436,736
6/30/23	$2,166,587	$2,597,745
7/31/23	$2,219,832	$2,681,196
8/31/23	$2,183,603	$2,638,508
9/30/23	$2,098,979	$2,512,709
10/31/23	$2,061,557	$2,459,875
11/30/23	$2,214,550	$2,684,525
12/31/23	$2,298,412	$2,806,485
1/31/24	$2,328,217	$2,853,645
2/29/24	$2,426,229	$3,006,018
3/31/24	$2,489,872	$3,102,735
4/30/24	$2,402,095	$2,976,004
5/31/24	$2,496,756	$3,123,570
6/30/24	$2,577,449	$3,235,649
7/31/24	$2,584,344	$3,275,035
8/31/24	$2,634,330	$3,354,475
9/30/24	$2,693,761	$3,426,117
10/31/24	$2,679,941	$3,395,049

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	30.00	12.68	10.36
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,832,964,424	150	28%	$18,052,995

Calamos Growth and Income Fund

Class I: CGIIX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund pursued lower-volatility equity participation through a multi-asset-class portfolio consisting largely of stocks and convertible securities as well as US Treasuries, cash, and options. We believe the best positioning for this environment is a neutral risk posture, focusing on areas with growth tailwinds, companies with improving returns on capital, and valuations at favorable expected risk-adjusted returns.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	28.8
Financials	12.7
Consumer Discretionary	11.2
Communication Services	10.2
Industrials	8.2
Health Care	7.7
Consumer Staples	5.3
Utilities	4.4
Energy	3.0
Materials	2.2
Real Estate	1.9
Other	0.4

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	6.0
Apple, Inc.	5.8
Microsoft Corp.	5.8
Alphabet, Inc. - Class A	4.6
Amazon.com, Inc.	3.9
Meta Platforms, Inc. - Class A	2.2
Broadcom, Inc.	1.7
Exxon Mobil Corp.	1.4
Boeing Company, 6.000%, 10/15/27	1.4
JPMorgan Chase & Company	1.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GNITSRA-I 24

Calamos Growth and Income Fund

Class R6: CGIOX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$84	0.73%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated robust returns as its combination of securities provided a significant portion of the all-equity benchmark’s returns, while taking on less equity market risk. Investors broadly benefited from resilient economic growth in the US and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The largest US stocks by market capitalization received much attention and made impressive gains during the period. AI-related names especially saw significant growth in cash flows and earnings. The Fund was marginally underweight in those highly priced names to manage risk, which detracted from performance. Equity holdings in large-cap growth names boosted performance, while convertible securities issued by mid- and smaller-cap companies as well as US Treasuries delivered lower performance.

GROWTH OF $10,000

	Class R6	S&P 500 Total Return Index
6/23/20	$10,000	$9,999
6/30/20	$9,898	$9,902
7/31/20	$10,394	$10,461
8/31/20	$11,080	$11,212
9/30/20	$10,689	$10,786
10/31/20	$10,463	$10,500
11/30/20	$11,570	$11,649
12/31/20	$12,082	$12,097
1/31/21	$11,930	$11,975
2/28/21	$12,379	$12,305
3/31/21	$12,624	$12,844
4/30/21	$13,273	$13,529
5/31/21	$13,295	$13,624
6/30/21	$13,529	$13,942
7/31/21	$13,741	$14,273
8/31/21	$14,046	$14,707
9/30/21	$13,495	$14,023
10/31/21	$14,349	$15,005
11/30/21	$14,178	$14,901
12/31/21	$14,683	$15,569
1/31/22	$13,944	$14,764
2/28/22	$13,597	$14,322
3/31/22	$13,947	$14,853
4/30/22	$12,836	$13,558
5/31/22	$12,833	$13,583
6/30/22	$11,881	$12,462
7/31/22	$12,759	$13,611
8/31/22	$12,351	$13,056
9/30/22	$11,372	$11,853
10/31/22	$12,125	$12,813
11/30/22	$12,664	$13,529
12/31/22	$12,006	$12,750
1/31/23	$12,679	$13,551
2/28/23	$12,351	$13,220
3/31/23	$12,734	$13,705
4/30/23	$12,934	$13,919
5/31/23	$12,965	$13,980
6/30/23	$13,659	$14,904
7/31/23	$13,995	$15,382
8/31/23	$13,766	$15,137
9/30/23	$13,235	$14,416
10/31/23	$13,000	$14,113
11/30/23	$13,964	$15,401
12/31/23	$14,495	$16,101
1/31/24	$14,683	$16,372
2/29/24	$15,304	$17,246
3/31/24	$15,705	$17,801
4/30/24	$15,151	$17,074
5/31/24	$15,748	$17,920
6/30/24	$16,263	$18,563
7/31/24	$16,307	$18,789
8/31/24	$16,618	$19,245
9/30/24	$16,996	$19,656
10/31/24	$16,909	$19,478

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 6/23/20
Class R6	30.07	12.82
S&P 500 Total Return Index	38.06	16.54

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,832,964,424	150	28%	$18,052,995

Calamos Growth and Income Fund

Class R6: CGIOX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund pursued lower-volatility equity participation through a multi-asset-class portfolio consisting largely of stocks and convertible securities as well as US Treasuries, cash, and options. We believe the best positioning for this environment is a neutral risk posture, focusing on areas with growth tailwinds, companies with improving returns on capital, and valuations at favorable expected risk-adjusted returns.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	28.8
Financials	12.7
Consumer Discretionary	11.2
Communication Services	10.2
Industrials	8.2
Health Care	7.7
Consumer Staples	5.3
Utilities	4.4
Energy	3.0
Materials	2.2
Real Estate	1.9
Other	0.4

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	6.0
Apple, Inc.	5.8
Microsoft Corp.	5.8
Alphabet, Inc. - Class A	4.6
Amazon.com, Inc.	3.9
Meta Platforms, Inc. - Class A	2.2
Broadcom, Inc.	1.7
Exxon Mobil Corp.	1.4
Boeing Company, 6.000%, 10/15/27	1.4
JPMorgan Chase & Company	1.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GNITSRA-R6 24

Calamos Growth Fund

Class A: CVGRX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$156	1.29%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated robust returns as the portfolio’s growth stocks were strongly in favor for the period. During the period, investors broadly benefited from resilient economic growth in the US and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The largest stocks by market capitalization in the US equity market received much attention and made impressive gains during the period. AI-related names especially saw significant growth in cash flows and earnings. The Fund was wisely positioned in those names and received an added boost from favorable sector allocations.

GROWTH OF $10,000

	Class A with sales charge	S&P 500 Total Return Index
10/31/14	$9,525	$9,999
11/30/14	$9,801	$10,267
12/31/14	$9,672	$10,242
1/31/15	$9,520	$9,934
2/28/15	$10,180	$10,505
3/31/15	$10,118	$10,339
4/30/15	$10,123	$10,438
5/31/15	$10,260	$10,572
6/30/15	$10,215	$10,368
7/31/15	$10,528	$10,585
8/31/15	$9,905	$9,946
9/30/15	$9,570	$9,700
10/31/15	$10,149	$10,518
11/30/15	$10,146	$10,550
12/31/15	$9,964	$10,383
1/31/16	$9,229	$9,868
2/29/16	$9,031	$9,855
3/31/16	$9,579	$10,523
4/30/16	$9,502	$10,564
5/31/16	$9,733	$10,754
6/30/16	$9,493	$10,782
7/31/16	$9,942	$11,179
8/31/16	$9,791	$11,195
9/30/16	$9,862	$11,197
10/31/16	$9,666	$10,993
11/30/16	$9,753	$11,400
12/31/16	$9,752	$11,625
1/31/17	$10,183	$11,846
2/28/17	$10,496	$12,316
3/31/17	$10,630	$12,330
4/30/17	$10,847	$12,457
5/31/17	$11,054	$12,632
6/30/17	$11,124	$12,711
7/31/17	$11,341	$12,972
8/31/17	$11,415	$13,012
9/30/17	$11,582	$13,281
10/31/17	$11,869	$13,591
11/30/17	$12,186	$14,007
12/31/17	$12,345	$14,163
1/31/18	$13,250	$14,974
2/28/18	$12,900	$14,422
3/31/18	$12,607	$14,056
4/30/18	$12,695	$14,109
5/31/18	$13,086	$14,449
6/30/18	$13,079	$14,538
7/31/18	$13,436	$15,079
8/31/18	$13,911	$15,571
9/30/18	$13,782	$15,659
10/31/18	$12,596	$14,589
11/30/18	$12,733	$14,886
12/31/18	$11,621	$13,542
1/31/19	$12,725	$14,627
2/28/19	$13,153	$15,097
3/31/19	$13,447	$15,390
4/30/19	$14,061	$16,013
5/31/19	$13,438	$14,996
6/30/19	$14,222	$16,053
7/31/19	$14,498	$16,283
8/31/19	$14,253	$16,025
9/30/19	$14,164	$16,325
10/31/19	$14,355	$16,679
11/30/19	$15,032	$17,284
12/31/19	$15,235	$17,806
1/31/20	$15,573	$17,799
2/29/20	$14,458	$16,334
3/31/20	$12,399	$14,316
4/30/20	$14,115	$16,152
5/31/20	$15,338	$16,921
6/30/20	$16,033	$17,257
7/31/20	$16,840	$18,231
8/31/20	$18,420	$19,541
9/30/20	$17,603	$18,798
10/31/20	$17,099	$18,299
11/30/20	$19,266	$20,302
12/31/20	$20,252	$21,082
1/31/21	$20,214	$20,869
2/28/21	$20,867	$21,445
3/31/21	$20,861	$22,384
4/30/21	$22,097	$23,579
5/31/21	$21,678	$23,743
6/30/21	$22,902	$24,298
7/31/21	$23,311	$24,875
8/31/21	$24,181	$25,631
9/30/21	$22,979	$24,439
10/31/21	$24,965	$26,151
11/30/21	$24,785	$25,970
12/31/21	$24,964	$27,134
1/31/22	$22,467	$25,730
2/28/22	$21,614	$24,959
3/31/22	$22,399	$25,886
4/30/22	$19,441	$23,629
5/31/22	$18,736	$23,672
6/30/22	$17,238	$21,718
7/31/22	$19,104	$23,721
8/31/22	$18,245	$22,753
9/30/22	$16,490	$20,658
10/31/22	$17,330	$22,330
11/30/22	$18,048	$23,578
12/31/22	$16,643	$22,220
1/31/23	$17,956	$23,616
2/28/23	$17,649	$23,040
3/31/23	$18,723	$23,886
4/30/23	$18,981	$24,258
5/31/23	$19,865	$24,364
6/30/23	$21,196	$25,974
7/31/23	$21,743	$26,808
8/31/23	$21,485	$26,381
9/30/23	$20,239	$25,123
10/31/23	$19,926	$24,595
11/30/23	$22,019	$26,841
12/31/23	$22,896	$28,061
1/31/24	$23,576	$28,532
2/29/24	$25,211	$30,056
3/31/24	$25,749	$31,023
4/30/24	$24,762	$29,756
5/31/24	$26,115	$31,231
6/30/24	$27,730	$32,352
7/31/24	$27,070	$32,746
8/31/24	$27,718	$33,540
9/30/24	$28,416	$34,256
10/31/24	$28,384	$33,945

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	42.45	14.61	11.54
Class A with sales charge	35.68	13.50	11.00
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,534,971,811	167	42%	$13,107,782

Calamos Growth Fund

Class A: CVGRX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund favored high-quality growth stocks, particularly those well-positioned to capitalize on the ongoing AI revolution as it transitions from its nascent stage to having a broader societal and economic impact. The Fund also owned more defensive, high-quality stocks that may help provide stability in periods of volatility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	42.9
Consumer Discretionary	16.1
Communication Services	14.9
Health Care	11.0
Financials	6.3
Industrials	4.2
Materials	1.7
Consumer Staples	1.4
Energy	0.7
Real Estate	0.2
Other	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	11.5
Microsoft Corp.	9.5
Apple, Inc.	7.8
Amazon.com, Inc.	7.7
Alphabet, Inc. - Class A	7.4
Meta Platforms, Inc. - Class A	3.9
Visa, Inc. - Class A	2.9
Eli Lilly & Company	2.5
Broadcom, Inc.	2.4
Netflix, Inc.	2.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GROTSRA-A 24

Calamos Growth Fund

Class C: CVGCX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$246	2.04%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated robust returns as the portfolio’s growth stocks were strongly in favor for the period. During the period, investors broadly benefited from resilient economic growth in the US and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The largest stocks by market capitalization in the US equity market received much attention and made impressive gains during the period. AI-related names especially saw significant growth in cash flows and earnings. The Fund was wisely positioned in those names and received an added boost from favorable sector allocations.

GROWTH OF $10,000

	Class C with sales charge	S&P 500 Total Return Index
10/31/14	$10,000	$9,999
11/30/14	$10,283	$10,267
12/31/14	$10,142	$10,242
1/31/15	$9,978	$9,934
2/28/15	$10,660	$10,505
3/31/15	$10,590	$10,339
4/30/15	$10,590	$10,438
5/31/15	$10,726	$10,572
6/30/15	$10,672	$10,368
7/31/15	$10,991	$10,585
8/31/15	$10,334	$9,946
9/30/15	$9,978	$9,700
10/31/15	$10,575	$10,518
11/30/15	$10,568	$10,550
12/31/15	$10,373	$10,383
1/31/16	$9,599	$9,868
2/29/16	$9,386	$9,855
3/31/16	$9,950	$10,523
4/30/16	$9,865	$10,564
5/31/16	$10,097	$10,754
6/30/16	$9,841	$10,782
7/31/16	$10,301	$11,179
8/31/16	$10,140	$11,195
9/30/16	$10,207	$11,197
10/31/16	$9,998	$10,993
11/30/16	$10,083	$11,400
12/31/16	$10,072	$11,625
1/31/17	$10,509	$11,846
2/28/17	$10,831	$12,316
3/31/17	$10,961	$12,330
4/30/17	$11,177	$12,457
5/31/17	$11,383	$12,632
6/30/17	$11,449	$12,711
7/31/17	$11,665	$12,972
8/31/17	$11,735	$13,012
9/30/17	$11,896	$13,281
10/31/17	$12,182	$13,591
11/30/17	$12,504	$14,007
12/31/17	$12,656	$14,163
1/31/18	$13,579	$14,974
2/28/18	$13,212	$14,422
3/31/18	$12,907	$14,056
4/30/18	$12,986	$14,109
5/31/18	$13,377	$14,449
6/30/18	$13,359	$14,538
7/31/18	$13,713	$15,079
8/31/18	$14,196	$15,571
9/30/18	$14,055	$15,659
10/31/18	$12,833	$14,589
11/30/18	$12,968	$14,886
12/31/18	$11,820	$13,542
1/31/19	$12,942	$14,627
2/28/19	$13,371	$15,097
3/31/19	$13,658	$15,390
4/30/19	$14,278	$16,013
5/31/19	$13,634	$14,996
6/30/19	$14,429	$16,053
7/31/19	$14,692	$16,283
8/31/19	$14,437	$16,025
9/30/19	$14,334	$16,325
10/31/19	$14,525	$16,679
11/30/19	$15,201	$17,284
12/31/19	$15,396	$17,806
1/31/20	$15,727	$17,799
2/29/20	$14,584	$16,334
3/31/20	$12,506	$14,316
4/30/20	$14,225	$16,152
5/31/20	$15,453	$16,921
6/30/20	$16,143	$17,257
7/31/20	$16,945	$18,231
8/31/20	$18,523	$19,541
9/30/20	$17,682	$18,798
10/31/20	$17,172	$18,299
11/30/20	$19,335	$20,302
12/31/20	$20,312	$21,082
1/31/21	$20,265	$20,869
2/28/21	$20,899	$21,445
3/31/21	$20,887	$22,384
4/30/21	$22,108	$23,579
5/31/21	$21,673	$23,743
6/30/21	$22,882	$24,298
7/31/21	$23,281	$24,875
8/31/21	$24,126	$25,631
9/30/21	$22,917	$24,439
10/31/21	$24,889	$26,151
11/30/21	$24,689	$25,970
12/31/21	$24,852	$27,134
1/31/22	$22,350	$25,730
2/28/22	$21,495	$24,959
3/31/22	$22,257	$25,886
4/30/22	$19,304	$23,629
5/31/22	$18,589	$23,672
6/30/22	$17,097	$21,718
7/31/22	$18,931	$23,721
8/31/22	$18,076	$22,753
9/30/22	$16,320	$20,658
10/31/22	$17,143	$22,330
11/30/22	$17,843	$23,578
12/31/22	$16,444	$22,220
1/31/23	$17,734	$23,616
2/28/23	$17,407	$23,040
3/31/23	$18,464	$23,886
4/30/23	$18,713	$24,258
5/31/23	$19,568	$24,364
6/30/23	$20,858	$25,974
7/31/23	$21,386	$26,808
8/31/23	$21,122	$26,381
9/30/23	$19,879	$25,123
10/31/23	$19,568	$24,595
11/30/23	$21,604	$26,841
12/31/23	$22,457	$28,061
1/31/24	$23,104	$28,532
2/29/24	$24,695	$30,056
3/31/24	$25,201	$31,023
4/30/24	$24,223	$29,756
5/31/24	$25,533	$31,231
6/30/24	$27,089	$32,352
7/31/24	$26,425	$32,746
8/31/24	$27,054	$33,540
9/30/24	$27,700	$34,256
10/31/24	$27,666	$33,945

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	41.38	13.75	10.71
Class C with sales charge	40.38	13.75	10.71
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,534,971,811	167	42%	$13,107,782

Calamos Growth Fund

Class C: CVGCX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund favored high-quality growth stocks, particularly those well-positioned to capitalize on the ongoing AI revolution as it transitions from its nascent stage to having a broader societal and economic impact. The Fund also owned more defensive, high-quality stocks that may help provide stability in periods of volatility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	42.9
Consumer Discretionary	16.1
Communication Services	14.9
Health Care	11.0
Financials	6.3
Industrials	4.2
Materials	1.7
Consumer Staples	1.4
Energy	0.7
Real Estate	0.2
Other	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	11.5
Microsoft Corp.	9.5
Apple, Inc.	7.8
Amazon.com, Inc.	7.7
Alphabet, Inc. - Class A	7.4
Meta Platforms, Inc. - Class A	3.9
Visa, Inc. - Class A	2.9
Eli Lilly & Company	2.5
Broadcom, Inc.	2.4
Netflix, Inc.	2.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GROTSRA-C 24

Calamos Growth Fund

Class I: CGRIX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$126	1.04%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated robust returns as the portfolio’s growth stocks were strongly in favor for the period. During the period, investors broadly benefited from resilient economic growth in the US and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The largest stocks by market capitalization in the US equity market received much attention and made impressive gains during the period. AI-related names especially saw significant growth in cash flows and earnings. The Fund was wisely positioned in those names and received an added boost from favorable sector allocations.

GROWTH OF $1,000,000

	Class I	S&P 500 Total Return Index
10/31/14	$1,000,000	$1,000,000
11/30/14	$1,028,998	$1,026,895
12/31/14	$1,015,907	$1,024,308
1/31/15	$1,000,152	$993,558
2/28/15	$1,069,475	$1,050,661
3/31/15	$1,063,173	$1,034,044
4/30/15	$1,064,013	$1,043,965
5/31/15	$1,078,718	$1,057,389
6/30/15	$1,074,307	$1,036,919
7/31/15	$1,107,288	$1,058,645
8/31/15	$1,041,956	$994,772
9/30/15	$1,006,874	$970,158
10/31/15	$1,068,005	$1,051,995
11/30/15	$1,068,005	$1,055,123
12/31/15	$1,049,188	$1,038,482
1/31/16	$971,919	$986,949
2/29/16	$951,188	$985,617
3/31/16	$1,009,342	$1,052,479
4/30/16	$1,001,265	$1,056,560
5/31/16	$1,025,765	$1,075,533
6/30/16	$1,000,727	$1,078,321
7/31/16	$1,048,380	$1,118,077
8/31/16	$1,032,765	$1,119,648
9/30/16	$1,040,303	$1,119,857
10/31/16	$1,019,842	$1,099,430
11/30/16	$1,029,265	$1,140,148
12/31/16	$1,029,188	$1,162,683
1/31/17	$1,074,756	$1,184,735
2/28/17	$1,108,377	$1,231,778
3/31/17	$1,122,548	$1,233,213
4/30/17	$1,145,888	$1,245,879
5/31/17	$1,167,839	$1,263,412
6/30/17	$1,175,897	$1,271,298
7/31/17	$1,198,681	$1,297,439
8/31/17	$1,206,739	$1,301,412
9/30/17	$1,224,522	$1,328,257
10/31/17	$1,255,364	$1,359,252
11/30/17	$1,289,263	$1,400,939
12/31/17	$1,306,069	$1,416,515
1/31/18	$1,402,212	$1,497,616
2/28/18	$1,365,659	$1,442,420
3/31/18	$1,334,942	$1,405,763
4/30/18	$1,344,157	$1,411,157
5/31/18	$1,386,239	$1,445,140
6/30/18	$1,385,625	$1,454,035
7/31/18	$1,423,713	$1,508,146
8/31/18	$1,474,703	$1,557,288
9/30/18	$1,461,187	$1,566,152
10/31/18	$1,335,864	$1,459,105
11/30/18	$1,350,301	$1,488,839
12/31/18	$1,232,460	$1,354,412
1/31/19	$1,350,380	$1,462,948
2/28/19	$1,396,027	$1,509,921
3/31/19	$1,427,150	$1,539,260
4/30/19	$1,492,853	$1,601,584
5/31/19	$1,426,804	$1,499,806
6/30/19	$1,510,490	$1,605,508
7/31/19	$1,540,229	$1,628,584
8/31/19	$1,514,293	$1,602,785
9/30/19	$1,505,302	$1,632,774
10/31/19	$1,526,051	$1,668,138
11/30/19	$1,598,325	$1,728,690
12/31/19	$1,619,959	$1,780,867
1/31/20	$1,656,583	$1,780,169
2/29/20	$1,537,833	$1,633,628
3/31/20	$1,319,199	$1,431,852
4/30/20	$1,502,688	$1,615,407
5/31/20	$1,632,907	$1,692,345
6/30/20	$1,707,264	$1,726,003
7/31/20	$1,793,460	$1,823,324
8/31/20	$1,962,151	$1,954,384
9/30/20	$1,875,216	$1,880,123
10/31/20	$1,821,945	$1,830,125
11/30/20	$2,053,526	$2,030,458
12/31/20	$2,159,196	$2,108,526
1/31/21	$2,155,609	$2,087,238
2/28/21	$2,225,762	$2,144,792
3/31/21	$2,225,363	$2,238,725
4/30/21	$2,358,096	$2,358,203
5/31/21	$2,313,453	$2,374,673
6/30/21	$2,444,591	$2,430,111
7/31/21	$2,488,835	$2,487,837
8/31/21	$2,582,107	$2,563,481
9/30/21	$2,454,158	$2,444,255
10/31/21	$2,667,407	$2,615,503
11/30/21	$2,648,673	$2,597,381
12/31/21	$2,668,176	$2,713,786
1/31/22	$2,401,574	$2,573,356
2/28/22	$2,310,835	$2,496,304
3/31/22	$2,395,525	$2,588,992
4/30/22	$2,080,097	$2,363,228
5/31/22	$2,004,913	$2,367,562
6/30/22	$1,845,038	$2,172,135
7/31/22	$2,045,097	$2,372,415
8/31/22	$1,953,061	$2,275,665
9/30/22	$1,765,965	$2,066,077
10/31/22	$1,855,840	$2,233,350
11/30/22	$1,933,617	$2,358,160
12/31/22	$1,783,249	$2,222,295
1/31/23	$1,924,111	$2,361,931
2/28/23	$1,891,704	$2,304,301
3/31/23	$2,007,073	$2,388,902
4/30/23	$2,035,591	$2,426,190
5/31/23	$2,130,220	$2,436,736
6/30/23	$2,274,107	$2,597,745
7/31/23	$2,332,871	$2,681,196
8/31/23	$2,306,082	$2,638,508
9/30/23	$2,172,565	$2,512,709
10/31/23	$2,139,294	$2,459,875
11/30/23	$2,364,414	$2,684,525
12/31/23	$2,459,019	$2,806,485
1/31/24	$2,532,821	$2,853,645
2/29/24	$2,709,323	$3,006,018
3/31/24	$2,767,119	$3,102,735
4/30/24	$2,661,752	$2,976,004
5/31/24	$2,808,466	$3,123,570
6/30/24	$2,982,300	$3,235,649
7/31/24	$2,912,055	$3,275,035
8/31/24	$2,982,300	$3,354,475
9/30/24	$3,057,880	$3,426,117
10/31/24	$3,055,657	$3,395,049

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	42.83	14.90	11.82
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,534,971,811	167	42%	$13,107,782

Calamos Growth Fund

Class I: CGRIX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund favored high-quality growth stocks, particularly those well-positioned to capitalize on the ongoing AI revolution as it transitions from its nascent stage to having a broader societal and economic impact. The Fund also owned more defensive, high-quality stocks that may help provide stability in periods of volatility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	42.9
Consumer Discretionary	16.1
Communication Services	14.9
Health Care	11.0
Financials	6.3
Industrials	4.2
Materials	1.7
Consumer Staples	1.4
Energy	0.7
Real Estate	0.2
Other	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	11.5
Microsoft Corp.	9.5
Apple, Inc.	7.8
Amazon.com, Inc.	7.7
Alphabet, Inc. - Class A	7.4
Meta Platforms, Inc. - Class A	3.9
Visa, Inc. - Class A	2.9
Eli Lilly & Company	2.5
Broadcom, Inc.	2.4
Netflix, Inc.	2.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | GROTSRA-I 24

Calamos High Income Opportunities Fund

Class A: CHYDX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$108	1.00%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund delivered well above carry, mid double-digit returns. While trailing the Bloomberg US High Yield 2% Issuer Capped Index, performance bested the peer median and averages. Credit spreads are near recent tights, and the team has been migrating credit quality higher because further progress on spreads will become more difficult, meaning lower quality holdings have less total-return opportunity, in our view. The underweight to CCCs weighed on returns during the year, as did security selection in consumer cyclical industries. Security selection in communications and energy-related businesses supported performance. Our fundamental research continues to identify high-yield issuers and industries where investors are well compensated for risk, and all-in yields in the asset class continue to be attractive given underlying Treasury yields.

GROWTH OF $10,000

	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/14	$9,526	$9,999
11/30/14	$9,452	$10,070
12/31/14	$9,242	$10,080
1/31/15	$9,249	$10,291
2/28/15	$9,503	$10,194
3/31/15	$9,457	$10,242
4/30/15	$9,592	$10,205
5/31/15	$9,633	$10,180
6/30/15	$9,477	$10,069
7/31/15	$9,369	$10,139
8/31/15	$9,188	$10,125
9/30/15	$8,970	$10,193
10/31/15	$9,217	$10,195
11/30/15	$9,030	$10,168
12/31/15	$8,812	$10,135
1/31/16	$8,615	$10,275
2/29/16	$8,669	$10,348
3/31/16	$8,914	$10,443
4/30/16	$9,155	$10,483
5/31/16	$9,173	$10,485
6/30/16	$9,224	$10,674
7/31/16	$9,468	$10,741
8/31/16	$9,618	$10,729
9/30/16	$9,676	$10,723
10/31/16	$9,701	$10,641
11/30/16	$9,686	$10,389
12/31/16	$9,864	$10,404
1/31/17	$9,990	$10,424
2/28/17	$10,098	$10,494
3/31/17	$10,024	$10,489
4/30/17	$10,185	$10,570
5/31/17	$10,237	$10,651
6/30/17	$10,253	$10,640
7/31/17	$10,354	$10,686
8/31/17	$10,365	$10,782
9/30/17	$10,433	$10,730
10/31/17	$10,460	$10,737
11/30/17	$10,412	$10,723
12/31/17	$10,460	$10,772
1/31/18	$10,545	$10,648
2/28/18	$10,428	$10,547
3/31/18	$10,313	$10,615
4/30/18	$10,390	$10,536
5/31/18	$10,409	$10,611
6/30/18	$10,452	$10,598
7/31/18	$10,563	$10,600
8/31/18	$10,642	$10,669
9/30/18	$10,719	$10,600
10/31/18	$10,487	$10,516
11/30/18	$10,341	$10,579
12/31/18	$10,009	$10,773
1/31/19	$10,524	$10,888
2/28/19	$10,726	$10,881
3/31/19	$10,799	$11,090
4/30/19	$10,974	$11,093
5/31/19	$10,813	$11,290
6/30/19	$11,037	$11,432
7/31/19	$11,078	$11,457
8/31/19	$11,067	$11,754
9/30/19	$11,074	$11,691
10/31/19	$11,100	$11,727
11/30/19	$11,143	$11,721
12/31/19	$11,439	$11,712
1/31/20	$11,452	$11,938
2/29/20	$11,267	$12,153
3/31/20	$9,702	$12,081
4/30/20	$10,062	$12,296
5/31/20	$10,543	$12,353
6/30/20	$10,687	$12,431
7/31/20	$11,127	$12,617
8/31/20	$11,299	$12,515
9/30/20	$11,201	$12,508
10/31/20	$11,226	$12,452
11/30/20	$11,742	$12,574
12/31/20	$11,986	$12,592
1/31/21	$12,069	$12,501
2/28/21	$12,180	$12,321
3/31/21	$12,247	$12,167
4/30/21	$12,383	$12,263
5/31/21	$12,429	$12,303
6/30/21	$12,577	$12,390
7/31/21	$12,623	$12,528
8/31/21	$12,676	$12,504
9/30/21	$12,674	$12,396
10/31/21	$12,672	$12,393
11/30/21	$12,552	$12,429
12/31/21	$12,758	$12,397
1/31/22	$12,474	$12,130
2/28/22	$12,342	$11,995
3/31/22	$12,271	$11,662
4/30/22	$11,885	$11,219
5/31/22	$11,840	$11,292
6/30/22	$11,135	$11,114
7/31/22	$11,686	$11,386
8/31/22	$11,478	$11,064
9/30/22	$11,022	$10,586
10/31/22	$11,320	$10,449
11/30/22	$11,503	$10,833
12/31/22	$11,437	$10,785
1/31/23	$11,855	$11,116
2/28/23	$11,707	$10,829
3/31/23	$11,728	$11,104
4/30/23	$11,864	$11,171
5/31/23	$11,751	$11,050
6/30/23	$11,967	$11,010
7/31/23	$12,155	$11,003
8/31/23	$12,220	$10,932
9/30/23	$12,088	$10,654
10/31/23	$11,911	$10,486
11/30/23	$12,375	$10,961
12/31/23	$12,838	$11,381
1/31/24	$12,859	$11,349
2/29/24	$12,907	$11,189
3/31/24	$13,046	$11,292
4/30/24	$12,934	$11,007
5/31/24	$13,072	$11,194
6/30/24	$13,164	$11,300
7/31/24	$13,404	$11,564
8/31/24	$13,574	$11,730
9/30/24	$13,769	$11,887
10/31/24	$13,719	$11,592

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	15.18	4.33	3.71
Class A with sales charge	12.53	3.86	3.21
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$37,435,590	490	42%	$215,383

Calamos High Income Opportunities Fund

Class A: CHYDX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests mainly in below-investment-grade bonds and loans from US issuers with the goal of generating a high level of current income and total return in excess of the benchmark index over full market cycles.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Consumer Discretionary	19.6
Financials	15.7
Energy	13.6
Industrials	11.5
Communication Services	9.5
Consumer Staples	5.3
Health Care	5.0
Materials	4.9
Information Technology	4.2
Airlines	1.5
Special Purpose Acquisition Companies	0.8
Utilities	0.8
Real Estate	0.6
Other	0.5

TOP 10 HOLDINGS

% OF NET ASSETS

Amneal Pharmaceuticals, LLC, 10.185%, 05/04/28	0.8
Jefferies Finance, LLC / JFIN Co-Issuer Corp., 5.000%, 08/15/28	0.6
Burford Capital Global Financial, LLC, 6.875%, 04/15/30	0.5
Tenet Healthcare Corp., 6.250%, 02/01/27	0.5
OCI, NV, 6.700%, 03/16/33	0.5
Jazz Securities DAC, 4.375%, 01/15/29	0.5
Jefferies Finance, LLC / JFIN Co-Issuer Corp., 6.625%, 10/15/31	0.5
Ford Motor Credit Company, LLC, 5.113%, 05/03/29	0.5
Aptiv, PLC / Aptiv Global Financing DAC, 6.875%, 12/15/54 (5 yr. CMT + 3.390%)	0.5
Iron Mountain, Inc., 5.250%, 03/15/28	0.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HIOTSRA-A 24

Calamos High Income Opportunities Fund

Class C: CCHYX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$188	1.75%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund delivered well above carry, mid double-digit returns. While trailing the Bloomberg US High Yield 2% Issuer Capped Index, performance bested the peer median and averages. Credit spreads are near recent tights, and the team has been migrating credit quality higher because further progress on spreads will become more difficult, meaning lower quality holdings have less total-return opportunity, in our view. The underweight to CCCs weighed on returns during the year, as did security selection in consumer cyclical industries. Security selection in communications and energy-related businesses supported performance. Our fundamental research continues to identify high-yield issuers and industries where investors are well compensated for risk, and all-in yields in the asset class continue to be attractive given underlying Treasury yields.

GROWTH OF $10,000

	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/14	$10,000	$9,999
11/30/14	$9,911	$10,070
12/31/14	$9,683	$10,080
1/31/15	$9,693	$10,291
2/28/15	$9,953	$10,194
3/31/15	$9,891	$10,242
4/30/15	$10,030	$10,205
5/31/15	$10,064	$10,180
6/30/15	$9,891	$10,069
7/31/15	$9,777	$10,139
8/31/15	$9,590	$10,125
9/30/15	$9,356	$10,193
10/31/15	$9,606	$10,195
11/30/15	$9,405	$10,168
12/31/15	$9,171	$10,135
1/31/16	$8,958	$10,275
2/29/16	$9,007	$10,348
3/31/16	$9,264	$10,443
4/30/16	$9,498	$10,483
5/31/16	$9,510	$10,485
6/30/16	$9,566	$10,674
7/31/16	$9,802	$10,741
8/31/16	$9,954	$10,729
9/30/16	$10,016	$10,723
10/31/16	$10,024	$10,641
11/30/16	$10,004	$10,389
12/31/16	$10,183	$10,404
1/31/17	$10,301	$10,424
2/28/17	$10,412	$10,494
3/31/17	$10,320	$10,489
4/30/17	$10,484	$10,570
5/31/17	$10,539	$10,651
6/30/17	$10,535	$10,640
7/31/17	$10,639	$10,686
8/31/17	$10,654	$10,782
9/30/17	$10,714	$10,730
10/31/17	$10,723	$10,737
11/30/17	$10,669	$10,723
12/31/17	$10,710	$10,772
1/31/18	$10,798	$10,648
2/28/18	$10,666	$10,547
3/31/18	$10,546	$10,615
4/30/18	$10,627	$10,536
5/31/18	$10,638	$10,611
6/30/18	$10,672	$10,598
7/31/18	$10,785	$10,600
8/31/18	$10,854	$10,669
9/30/18	$10,910	$10,600
10/31/18	$10,678	$10,516
11/30/18	$10,520	$10,579
12/31/18	$10,180	$10,773
1/31/19	$10,694	$10,888
2/28/19	$10,895	$10,881
3/31/19	$10,955	$11,090
4/30/19	$11,140	$11,093
5/31/19	$10,965	$11,290
6/30/19	$11,186	$11,432
7/31/19	$11,230	$11,457
8/31/19	$11,199	$11,754
9/30/19	$11,198	$11,691
10/31/19	$11,216	$11,727
11/30/19	$11,251	$11,721
12/31/19	$11,551	$11,712
1/31/20	$11,555	$11,938
2/29/20	$11,373	$12,153
3/31/20	$9,786	$12,081
4/30/20	$10,134	$12,296
5/31/20	$10,608	$12,353
6/30/20	$10,751	$12,431
7/31/20	$11,187	$12,617
8/31/20	$11,357	$12,515
9/30/20	$11,243	$12,508
10/31/20	$11,259	$12,452
11/30/20	$11,782	$12,574
12/31/20	$12,016	$12,592
1/31/21	$12,087	$12,501
2/28/21	$12,198	$12,321
3/31/21	$12,252	$12,167
4/30/21	$12,371	$12,263
5/31/21	$12,421	$12,303
6/30/21	$12,566	$12,390
7/31/21	$12,601	$12,528
8/31/21	$12,629	$12,504
9/30/21	$12,632	$12,396
10/31/21	$12,622	$12,393
11/30/21	$12,504	$12,429
12/31/21	$12,688	$12,397
1/31/22	$12,401	$12,130
2/28/22	$12,257	$11,995
3/31/22	$12,169	$11,662
4/30/22	$11,787	$11,219
5/31/22	$11,738	$11,292
6/30/22	$11,033	$11,114
7/31/22	$11,580	$11,386
8/31/22	$11,365	$11,064
9/30/22	$10,907	$10,586
10/31/22	$11,190	$10,449
11/30/22	$11,353	$10,833
12/31/22	$11,285	$10,785
1/31/23	$11,693	$11,116
2/28/23	$11,535	$10,829
3/31/23	$11,561	$11,104
4/30/23	$11,680	$11,171
5/31/23	$11,569	$11,050
6/30/23	$11,774	$11,010
7/31/23	$11,939	$11,003
8/31/23	$11,990	$10,932
9/30/23	$11,862	$10,654
10/31/23	$11,676	$10,486
11/30/23	$12,141	$10,961
12/31/23	$12,570	$11,381
1/31/24	$12,581	$11,349
2/29/24	$12,617	$11,189
3/31/24	$12,767	$11,292
4/30/24	$12,640	$11,007
5/31/24	$12,758	$11,194
6/30/24	$12,849	$11,300
7/31/24	$13,058	$11,564
8/31/24	$13,220	$11,730
9/30/24	$13,420	$11,887
10/31/24	$13,349	$11,592

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	14.32	3.54	2.93
Class C with sales charge	13.32	3.54	2.93
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$37,435,590	490	42%	$215,383

Calamos High Income Opportunities Fund

Class C: CCHYX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests mainly in below-investment-grade bonds and loans from US issuers with the goal of generating a high level of current income and total return in excess of the benchmark index over full market cycles.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Consumer Discretionary	19.6
Financials	15.7
Energy	13.6
Industrials	11.5
Communication Services	9.5
Consumer Staples	5.3
Health Care	5.0
Materials	4.9
Information Technology	4.2
Airlines	1.5
Special Purpose Acquisition Companies	0.8
Utilities	0.8
Real Estate	0.6
Other	0.5

TOP 10 HOLDINGS

% OF NET ASSETS

Amneal Pharmaceuticals, LLC, 10.185%, 05/04/28	0.8
Jefferies Finance, LLC / JFIN Co-Issuer Corp., 5.000%, 08/15/28	0.6
Burford Capital Global Financial, LLC, 6.875%, 04/15/30	0.5
Tenet Healthcare Corp., 6.250%, 02/01/27	0.5
OCI, NV, 6.700%, 03/16/33	0.5
Jazz Securities DAC, 4.375%, 01/15/29	0.5
Jefferies Finance, LLC / JFIN Co-Issuer Corp., 6.625%, 10/15/31	0.5
Ford Motor Credit Company, LLC, 5.113%, 05/03/29	0.5
Aptiv, PLC / Aptiv Global Financing DAC, 6.875%, 12/15/54 (5 yr. CMT + 3.390%)	0.5
Iron Mountain, Inc., 5.250%, 03/15/28	0.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HIOTSRA-C 24

Calamos High Income Opportunities Fund

Class I: CIHYX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$81	0.75%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund delivered well above carry, mid double-digit returns. While trailing the Bloomberg US High Yield 2% Issuer Capped Index, performance bested the peer median and averages. Credit spreads are near recent tights, and the team has been migrating credit quality higher because further progress on spreads will become more difficult, meaning lower quality holdings have less total-return opportunity, in our view. The underweight to CCCs weighed on returns during the year, as did security selection in consumer cyclical industries. Security selection in communications and energy-related businesses supported performance. Our fundamental research continues to identify high-yield issuers and industries where investors are well compensated for risk, and all-in yields in the asset class continue to be attractive given underlying Treasury yields.

GROWTH OF $1,000,000

	Class I	Bloomberg U.S. Aggregate Bond Index
10/31/14	$1,000,000	$1,000,001
11/30/14	$992,408	$1,007,097
12/31/14	$970,590	$1,008,039
1/31/15	$971,493	$1,029,175
2/28/15	$998,412	$1,019,500
3/31/15	$993,811	$1,024,232
4/30/15	$1,008,225	$1,020,558
5/31/15	$1,012,694	$1,018,099
6/30/15	$996,542	$1,006,997
7/31/15	$985,425	$1,013,998
8/31/15	$966,558	$1,012,540
9/30/15	$943,817	$1,019,389
10/31/15	$970,025	$1,019,563
11/30/15	$950,530	$1,016,867
12/31/15	$927,858	$1,013,583
1/31/16	$907,274	$1,027,528
2/29/16	$913,127	$1,034,819
3/31/16	$939,075	$1,044,310
4/30/16	$964,644	$1,048,321
5/31/16	$966,779	$1,048,590
6/30/16	$972,459	$1,067,431
7/31/16	$997,261	$1,074,180
8/31/16	$1,014,408	$1,072,953
9/30/16	$1,020,758	$1,072,321
10/31/16	$1,022,466	$1,064,120
11/30/16	$1,022,234	$1,038,951
12/31/16	$1,041,191	$1,040,415
1/31/17	$1,054,765	$1,042,457
2/28/17	$1,066,297	$1,049,464
3/31/17	$1,057,519	$1,048,911
4/30/17	$1,074,778	$1,057,008
5/31/17	$1,081,711	$1,065,141
6/30/17	$1,083,595	$1,064,072
7/31/17	$1,094,470	$1,068,652
8/31/17	$1,095,940	$1,078,233
9/30/17	$1,103,290	$1,073,100
10/31/17	$1,105,196	$1,073,722
11/30/17	$1,101,511	$1,072,342
12/31/17	$1,106,863	$1,077,264
1/31/18	$1,116,099	$1,064,857
2/28/18	$1,103,961	$1,054,765
3/31/18	$1,091,968	$1,061,530
4/30/18	$1,100,362	$1,053,633
5/31/18	$1,102,586	$1,061,150
6/30/18	$1,107,360	$1,059,845
7/31/18	$1,119,348	$1,060,098
8/31/18	$1,128,006	$1,066,920
9/30/18	$1,135,087	$1,060,050
10/31/18	$1,111,994	$1,051,675
11/30/18	$1,096,783	$1,057,950
12/31/18	$1,061,733	$1,077,385
1/31/19	$1,116,626	$1,088,830
2/28/19	$1,138,326	$1,088,198
3/31/19	$1,146,224	$1,109,092
4/30/19	$1,165,045	$1,109,376
5/31/19	$1,148,250	$1,129,070
6/30/19	$1,172,222	$1,143,247
7/31/19	$1,176,861	$1,145,763
8/31/19	$1,175,948	$1,175,454
9/30/19	$1,176,894	$1,169,194
10/31/19	$1,179,971	$1,172,716
11/30/19	$1,184,727	$1,172,116
12/31/19	$1,216,430	$1,171,300
1/31/20	$1,218,051	$1,193,842
2/29/20	$1,200,089	$1,215,330
3/31/20	$1,032,445	$1,208,176
4/30/20	$1,070,940	$1,229,655
5/31/20	$1,122,302	$1,235,377
6/30/20	$1,137,856	$1,243,163
7/31/20	$1,184,993	$1,261,730
8/31/20	$1,205,046	$1,251,543
9/30/20	$1,193,328	$1,250,859
10/31/20	$1,196,276	$1,245,274
11/30/20	$1,251,524	$1,257,492
12/31/20	$1,277,751	$1,259,224
1/31/21	$1,286,845	$1,250,196
2/28/21	$1,298,944	$1,232,145
3/31/21	$1,306,361	$1,216,757
4/30/21	$1,321,143	$1,226,370
5/31/21	$1,326,313	$1,230,376
6/30/21	$1,342,430	$1,239,020
7/31/21	$1,349,234	$1,252,875
8/31/21	$1,353,534	$1,250,490
9/30/21	$1,353,628	$1,239,662
10/31/21	$1,353,696	$1,239,320
11/30/21	$1,342,702	$1,242,989
12/31/21	$1,363,400	$1,239,809
1/31/22	$1,333,351	$1,213,098
2/28/22	$1,321,031	$1,199,564
3/31/22	$1,312,190	$1,166,236
4/30/22	$1,271,125	$1,121,979
5/31/22	$1,266,599	$1,129,212
6/30/22	$1,191,458	$1,111,498
7/31/22	$1,250,718	$1,138,656
8/31/22	$1,230,272	$1,106,486
9/30/22	$1,180,163	$1,058,676
10/31/22	$1,212,271	$1,044,963
11/30/22	$1,232,023	$1,083,392
12/31/22	$1,225,297	$1,078,507
1/31/23	$1,270,278	$1,111,687
2/28/23	$1,254,706	$1,082,945
3/31/23	$1,257,183	$1,110,450
4/30/23	$1,273,793	$1,117,183
5/31/23	$1,260,246	$1,105,018
6/30/23	$1,283,613	$1,101,075
7/31/23	$1,304,041	$1,100,311
8/31/23	$1,311,290	$1,093,284
9/30/23	$1,297,394	$1,065,499
10/31/23	$1,278,643	$1,048,685
11/30/23	$1,330,485	$1,096,174
12/31/23	$1,378,666	$1,138,135
1/31/24	$1,381,240	$1,135,008
2/29/24	$1,386,655	$1,118,973
3/31/24	$1,403,638	$1,129,307
4/30/24	$1,390,090	$1,100,780
5/31/24	$1,405,258	$1,119,442
6/30/24	$1,417,276	$1,130,044
7/31/24	$1,441,544	$1,156,439
8/31/24	$1,460,156	$1,173,053
9/30/24	$1,481,433	$1,188,762
10/31/24	$1,476,297	$1,159,282

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	15.46	4.58	3.97
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$37,435,590	490	42%	$215,383

Calamos High Income Opportunities Fund

Class I: CIHYX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests mainly in below-investment-grade bonds and loans from US issuers with the goal of generating a high level of current income and total return in excess of the benchmark index over full market cycles.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Consumer Discretionary	19.6
Financials	15.7
Energy	13.6
Industrials	11.5
Communication Services	9.5
Consumer Staples	5.3
Health Care	5.0
Materials	4.9
Information Technology	4.2
Airlines	1.5
Special Purpose Acquisition Companies	0.8
Utilities	0.8
Real Estate	0.6
Other	0.5

TOP 10 HOLDINGS

% OF NET ASSETS

Amneal Pharmaceuticals, LLC, 10.185%, 05/04/28	0.8
Jefferies Finance, LLC / JFIN Co-Issuer Corp., 5.000%, 08/15/28	0.6
Burford Capital Global Financial, LLC, 6.875%, 04/15/30	0.5
Tenet Healthcare Corp., 6.250%, 02/01/27	0.5
OCI, NV, 6.700%, 03/16/33	0.5
Jazz Securities DAC, 4.375%, 01/15/29	0.5
Jefferies Finance, LLC / JFIN Co-Issuer Corp., 6.625%, 10/15/31	0.5
Ford Motor Credit Company, LLC, 5.113%, 05/03/29	0.5
Aptiv, PLC / Aptiv Global Financing DAC, 6.875%, 12/15/54 (5 yr. CMT + 3.390%)	0.5
Iron Mountain, Inc., 5.250%, 03/15/28	0.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HIOTSRA-I 24

Calamos International Growth Fund

Class A: CIGRX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$141	1.20%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the fund generated strong returns in its portfolio of international equities. The Fund’s emphasis on higher-quality growth businesses benefited returns, and companies with exposure to our key secular themes, leading earnings, and attractive momentum characteristics outperformed. Security selection within technology and industrials contributed the most to Fund returns, notably in semiconductors and aerospace & defense industries. Conversely, security selection within financials and materials detracted value. From a geographic view, holdings in Japan and India contributed strong results, while positions in Switzerland and France trailed the index during the period.

GROWTH OF $10,000

	Class A with sales charge	MSCI ACWI ex-US Gross Total Return Index
10/31/14	$9,525	$10,000
11/30/14	$9,609	$10,073
12/31/14	$9,236	$9,714
1/31/15	$9,314	$9,701
2/28/15	$9,882	$10,221
3/31/15	$9,888	$10,063
4/30/15	$10,144	$10,578
5/31/15	$10,138	$10,422
6/30/15	$9,977	$10,136
7/31/15	$9,988	$10,110
8/31/15	$9,348	$9,339
9/30/15	$9,036	$8,909
10/31/15	$9,615	$9,574
11/30/15	$9,648	$9,377
12/31/15	$9,494	$9,203
1/31/16	$8,775	$8,579
2/29/16	$8,424	$8,483
3/31/16	$9,054	$9,179
4/30/16	$9,082	$9,429
5/31/16	$9,255	$9,279
6/30/16	$9,065	$9,142
7/31/16	$9,472	$9,596
8/31/16	$9,411	$9,659
9/30/16	$9,645	$9,782
10/31/16	$9,282	$9,642
11/30/16	$8,898	$9,421
12/31/16	$8,909	$9,665
1/31/17	$9,355	$10,008
2/28/17	$9,438	$10,169
3/31/17	$9,734	$10,436
4/30/17	$10,074	$10,666
5/31/17	$10,498	$11,023
6/30/17	$10,531	$11,062
7/31/17	$11,050	$11,473
8/31/17	$11,312	$11,535
9/30/17	$11,596	$11,754
10/31/17	$12,014	$11,976
11/30/17	$12,181	$12,075
12/31/17	$12,400	$12,349
1/31/18	$13,217	$13,038
2/28/18	$12,516	$12,425
3/31/18	$12,412	$12,216
4/30/18	$12,273	$12,421
5/31/18	$12,348	$12,147
6/30/18	$11,931	$11,924
7/31/18	$11,989	$12,212
8/31/18	$12,105	$11,959
9/30/18	$12,000	$12,019
10/31/18	$10,488	$11,042
11/30/18	$10,384	$11,149
12/31/18	$9,788	$10,648
1/31/19	$10,599	$11,454
2/28/19	$10,836	$11,680
3/31/19	$11,133	$11,759
4/30/19	$11,483	$12,079
5/31/19	$10,981	$11,443
6/30/19	$11,766	$12,138
7/31/19	$11,681	$11,995
8/31/19	$11,615	$11,627
9/30/19	$11,516	$11,932
10/31/19	$11,859	$12,350
11/30/19	$12,103	$12,461
12/31/19	$12,657	$13,004
1/31/20	$12,479	$12,657
2/29/20	$11,964	$11,658
3/31/20	$10,401	$9,979
4/30/20	$11,496	$10,742
5/31/20	$12,505	$11,099
6/30/20	$13,442	$11,605
7/31/20	$14,543	$12,128
8/31/20	$15,361	$12,649
9/30/20	$15,156	$12,343
10/31/20	$15,150	$12,080
11/30/20	$17,095	$13,706
12/31/20	$18,299	$14,451
1/31/21	$18,362	$14,485
2/28/21	$18,878	$14,774
3/31/21	$18,571	$14,971
4/30/21	$19,213	$15,421
5/31/21	$19,638	$15,914
6/30/21	$19,450	$15,816
7/31/21	$19,583	$15,560
8/31/21	$20,231	$15,859
9/30/21	$19,220	$15,361
10/31/21	$20,113	$15,731
11/30/21	$19,052	$15,025
12/31/21	$19,539	$15,650
1/31/22	$17,938	$15,075
2/28/22	$17,054	$14,779
3/31/22	$17,104	$14,815
4/30/22	$15,602	$13,894
5/31/22	$15,577	$14,008
6/30/22	$14,132	$12,809
7/31/22	$14,421	$13,252
8/31/22	$13,604	$12,829
9/30/22	$12,308	$11,554
10/31/22	$12,737	$11,901
11/30/22	$14,107	$13,308
12/31/22	$13,538	$13,214
1/31/23	$14,941	$14,288
2/28/23	$14,215	$13,788
3/31/23	$14,842	$14,139
4/30/23	$14,809	$14,395
5/31/23	$14,355	$13,886
6/30/23	$14,842	$14,516
7/31/23	$15,148	$15,111
8/31/23	$14,594	$14,432
9/30/23	$13,777	$13,982
10/31/23	$13,414	$13,408
11/30/23	$14,925	$14,617
12/31/23	$15,575	$15,355
1/31/24	$15,897	$15,205
2/29/24	$17,103	$15,593
3/31/24	$17,689	$16,071
4/30/24	$16,896	$15,818
5/31/24	$17,970	$16,292
6/30/24	$18,490	$16,283
7/31/24	$18,473	$16,665
8/31/24	$18,928	$17,143
9/30/24	$19,068	$17,613
10/31/24	$18,118	$16,757

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	35.07	8.85	6.64
Class A with sales charge	28.66	7.79	6.12
MSCI ACWI ex-US Gross Total Return Index	24.98	6.29	5.30

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$242,480,525	66	127%	$2,367,965

Calamos International Growth Fund

Class A: CIGRX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in international companies across a broad universe of developed and emerging markets. Our process emphasizes companies demonstrating compelling growth and quality characteristics, including higher earnings growth and cash flow generation, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	23.0
Industrials	17.7
Consumer Discretionary	13.5
Financials	12.6
Health Care	9.0
Communication Services	8.2
Consumer Staples	7.4
Materials	5.3
Real Estate	2.5
Energy	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	4.1
Hitachi, Ltd.	3.9
Novo Nordisk AS - Class B	3.6
WiseTech Global, Ltd.	3.6
Spotify Technology, SA	3.4
Advantest Corp.	3.2
Rolls-Royce Holdings, PLC	3.1
SAP, SE	2.7
Deutsche Telekom, AG	2.7
Unilever, PLC	2.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | IGRTSRA-A 24

Calamos International Growth Fund

Class C: CIGCX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$228	1.95%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the fund generated strong returns in its portfolio of international equities. The Fund’s emphasis on higher-quality growth businesses benefited returns, and companies with exposure to our key secular themes, leading earnings, and attractive momentum characteristics outperformed. Security selection within technology and industrials contributed the most to Fund returns, notably in semiconductors and aerospace & defense industries. Conversely, security selection within financials and materials detracted value. From a geographic view, holdings in Japan and India contributed strong results, while positions in Switzerland and France trailed the index during the period.

GROWTH OF $10,000

	Class C with sales charge	MSCI ACWI ex-US Gross Total Return Index
10/31/14	$10,000	$10,000
11/30/14	$10,077	$10,073
12/31/14	$9,684	$9,714
1/31/15	$9,759	$9,701
2/28/15	$10,352	$10,221
3/31/15	$10,346	$10,063
4/30/15	$10,608	$10,578
5/31/15	$10,596	$10,422
6/30/15	$10,421	$10,136
7/31/15	$10,427	$10,110
8/31/15	$9,753	$9,339
9/30/15	$9,416	$8,909
10/31/15	$10,015	$9,574
11/30/15	$10,046	$9,377
12/31/15	$9,880	$9,203
1/31/16	$9,123	$8,579
2/29/16	$8,760	$8,483
3/31/16	$9,404	$9,179
4/30/16	$9,429	$9,429
5/31/16	$9,598	$9,279
6/30/16	$9,398	$9,142
7/31/16	$9,817	$9,596
8/31/16	$9,748	$9,659
9/30/16	$9,980	$9,782
10/31/16	$9,598	$9,642
11/30/16	$9,192	$9,421
12/31/16	$9,198	$9,665
1/31/17	$9,654	$10,008
2/28/17	$9,736	$10,169
3/31/17	$10,036	$10,436
4/30/17	$10,380	$10,666
5/31/17	$10,811	$11,023
6/30/17	$10,836	$11,062
7/31/17	$11,361	$11,473
8/31/17	$11,624	$11,535
9/30/17	$11,905	$11,754
10/31/17	$12,331	$11,976
11/30/17	$12,493	$12,075
12/31/17	$12,714	$12,349
1/31/18	$13,542	$13,038
2/28/18	$12,818	$12,425
3/31/18	$12,700	$12,216
4/30/18	$12,550	$12,421
5/31/18	$12,616	$12,147
6/30/18	$12,185	$11,924
7/31/18	$12,237	$12,212
8/31/18	$12,348	$11,959
9/30/18	$12,231	$12,019
10/31/18	$10,685	$11,042
11/30/18	$10,567	$11,149
12/31/18	$9,954	$10,648
1/31/19	$10,776	$11,454
2/28/19	$11,009	$11,680
3/31/19	$11,303	$11,759
4/30/19	$11,657	$12,079
5/31/19	$11,145	$11,443
6/30/19	$11,929	$12,138
7/31/19	$11,838	$11,995
8/31/19	$11,755	$11,627
9/30/19	$11,650	$11,932
10/31/19	$11,989	$12,350
11/30/19	$12,230	$12,461
12/31/19	$12,780	$13,004
1/31/20	$12,592	$12,657
2/29/20	$12,064	$11,658
3/31/20	$10,489	$9,979
4/30/20	$11,582	$10,742
5/31/20	$12,592	$11,099
6/30/20	$13,526	$11,605
7/31/20	$14,626	$12,128
8/31/20	$15,440	$12,649
9/30/20	$15,222	$12,343
10/31/20	$15,207	$12,080
11/30/20	$17,151	$13,706
12/31/20	$18,345	$14,451
1/31/21	$18,401	$14,485
2/28/21	$18,899	$14,774
3/31/21	$18,578	$14,971
4/30/21	$19,213	$15,421
5/31/21	$19,622	$15,914
6/30/21	$19,421	$15,816
7/31/21	$19,542	$15,560
8/31/21	$20,177	$15,859
9/30/21	$19,156	$15,361
10/31/21	$20,040	$15,731
11/30/21	$18,971	$15,025
12/31/21	$19,442	$15,650
1/31/22	$17,837	$15,075
2/28/22	$16,946	$14,779
3/31/22	$16,985	$14,815
4/30/22	$15,487	$13,894
5/31/22	$15,448	$14,008
6/30/22	$14,009	$12,809
7/31/22	$14,283	$13,252
8/31/22	$13,470	$12,829
9/30/22	$12,178	$11,554
10/31/22	$12,589	$11,901
11/30/22	$13,940	$13,308
12/31/22	$13,372	$13,214
1/31/23	$14,743	$14,288
2/28/23	$14,019	$13,788
3/31/23	$14,626	$14,139
4/30/23	$14,586	$14,395
5/31/23	$14,136	$13,886
6/30/23	$14,596	$14,516
7/31/23	$14,890	$15,111
8/31/23	$14,342	$14,432
9/30/23	$13,529	$13,982
10/31/23	$13,157	$13,408
11/30/23	$14,635	$14,617
12/31/23	$15,262	$15,355
1/31/24	$15,575	$15,205
2/29/24	$16,740	$15,593
3/31/24	$17,298	$16,071
4/30/24	$16,515	$15,818
5/31/24	$17,553	$16,292
6/30/24	$18,062	$16,283
7/31/24	$18,032	$16,665
8/31/24	$18,453	$17,143
9/30/24	$18,590	$17,613
10/31/24	$17,651	$16,757

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	34.15	8.04	5.85
Class C with sales charge	33.15	8.04	5.85
MSCI ACWI ex-US Gross Total Return Index	24.98	6.29	5.30

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$242,480,525	66	127%	$2,367,965

Calamos International Growth Fund

Class C: CIGCX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in international companies across a broad universe of developed and emerging markets. Our process emphasizes companies demonstrating compelling growth and quality characteristics, including higher earnings growth and cash flow generation, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	23.0
Industrials	17.7
Consumer Discretionary	13.5
Financials	12.6
Health Care	9.0
Communication Services	8.2
Consumer Staples	7.4
Materials	5.3
Real Estate	2.5
Energy	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	4.1
Hitachi, Ltd.	3.9
Novo Nordisk AS - Class B	3.6
WiseTech Global, Ltd.	3.6
Spotify Technology, SA	3.4
Advantest Corp.	3.2
Rolls-Royce Holdings, PLC	3.1
SAP, SE	2.7
Deutsche Telekom, AG	2.7
Unilever, PLC	2.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | IGRTSRA-C 24

Calamos International Growth Fund

Class I: CIGIX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$112	0.95%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the fund generated strong returns in its portfolio of international equities. The Fund’s emphasis on higher-quality growth businesses benefited returns, and companies with exposure to our key secular themes, leading earnings, and attractive momentum characteristics outperformed. Security selection within technology and industrials contributed the most to Fund returns, notably in semiconductors and aerospace & defense industries. Conversely, security selection within financials and materials detracted value. From a geographic view, holdings in Japan and India contributed strong results, while positions in Switzerland and France trailed the index during the period.

GROWTH OF $1,000,000

	Class I	MSCI ACWI ex-US Gross Total Return Index
10/31/14	$1,000,000	$1,000,000
11/30/14	$1,009,231	$1,007,365
12/31/14	$970,611	$971,394
1/31/15	$978,108	$970,072
2/28/15	$1,038,663	$1,022,076
3/31/15	$1,039,240	$1,006,316
4/30/15	$1,066,346	$1,057,833
5/31/15	$1,066,346	$1,042,248
6/30/15	$1,049,044	$1,013,603
7/31/15	$1,050,774	$1,010,999
8/31/15	$983,299	$933,907
9/30/15	$950,426	$890,959
10/31/15	$1,011,558	$957,383
11/30/15	$1,016,171	$937,735
12/31/15	$999,615	$920,362
1/31/16	$924,542	$857,864
2/29/16	$887,584	$848,323
3/31/16	$953,994	$917,933
4/30/16	$956,881	$942,905
5/31/16	$975,360	$927,883
6/30/16	$955,726	$914,221
7/31/16	$999,037	$959,637
8/31/16	$992,685	$965,894
9/30/16	$1,017,516	$978,234
10/31/16	$979,403	$964,262
11/30/16	$938,979	$942,088
12/31/16	$940,134	$966,516
1/31/17	$987,488	$1,000,835
2/28/17	$996,727	$1,016,946
3/31/17	$1,028,488	$1,043,666
4/30/17	$1,064,292	$1,066,617
5/31/17	$1,109,335	$1,102,336
6/30/17	$1,113,378	$1,106,222
7/31/17	$1,168,238	$1,147,285
8/31/17	$1,195,957	$1,153,542
9/30/17	$1,225,986	$1,175,385
10/31/17	$1,271,029	$1,197,637
11/30/17	$1,288,931	$1,207,528
12/31/17	$1,312,171	$1,234,890
1/31/18	$1,399,129	$1,303,781
2/28/18	$1,325,365	$1,242,528
3/31/18	$1,314,570	$1,221,578
4/30/18	$1,300,177	$1,242,100
5/31/18	$1,307,973	$1,214,680
6/30/18	$1,264,194	$1,192,370
7/31/18	$1,270,791	$1,221,248
8/31/18	$1,283,385	$1,195,927
9/30/18	$1,272,590	$1,201,873
10/31/18	$1,112,467	$1,104,260
11/30/18	$1,101,072	$1,114,890
12/31/18	$1,038,133	$1,064,810
1/31/19	$1,124,531	$1,145,458
2/28/19	$1,149,702	$1,167,981
3/31/19	$1,181,676	$1,175,930
4/30/19	$1,219,773	$1,207,878
5/31/19	$1,166,710	$1,144,350
6/30/19	$1,250,386	$1,213,825
7/31/19	$1,241,542	$1,199,522
8/31/19	$1,234,059	$1,162,715
9/30/19	$1,223,854	$1,193,206
10/31/19	$1,260,591	$1,235,007
11/30/19	$1,287,122	$1,246,084
12/31/19	$1,346,308	$1,300,458
1/31/20	$1,327,260	$1,265,673
2/29/20	$1,272,836	$1,165,805
3/31/20	$1,106,843	$997,920
4/30/20	$1,223,854	$1,074,196
5/31/20	$1,331,341	$1,109,895
6/30/20	$1,431,345	$1,160,538
7/31/20	$1,549,036	$1,212,795
8/31/20	$1,636,795	$1,264,954
9/30/20	$1,615,025	$1,234,366
10/31/20	$1,614,345	$1,208,014
11/30/20	$1,822,516	$1,370,671
12/31/20	$1,951,712	$1,445,159
1/31/21	$1,958,896	$1,448,540
2/28/21	$2,013,489	$1,477,418
3/31/21	$1,981,164	$1,497,162
4/30/21	$2,050,124	$1,542,151
5/31/21	$2,096,097	$1,591,453
6/30/21	$2,076,702	$1,581,658
7/31/21	$2,091,069	$1,556,045
8/31/21	$2,160,747	$1,585,914
9/30/21	$2,052,997	$1,536,107
10/31/21	$2,149,254	$1,573,147
11/30/21	$2,036,476	$1,502,526
12/31/21	$2,088,937	$1,565,024
1/31/22	$1,917,824	$1,507,520
2/28/22	$1,823,796	$1,477,885
3/31/22	$1,828,879	$1,481,538
4/30/22	$1,668,778	$1,389,444
5/31/22	$1,666,237	$1,400,831
6/30/22	$1,512,065	$1,280,928
7/31/22	$1,544,255	$1,325,255
8/31/22	$1,457,004	$1,282,949
9/30/22	$1,318,080	$1,155,369
10/31/22	$1,363,824	$1,190,077
11/30/22	$1,511,218	$1,330,794
12/31/22	$1,451,074	$1,321,388
1/31/23	$1,601,010	$1,428,777
2/28/23	$1,523,925	$1,378,813
3/31/23	$1,590,845	$1,413,910
4/30/23	$1,588,304	$1,439,562
5/31/23	$1,540,019	$1,388,627
6/30/23	$1,592,539	$1,451,669
7/31/23	$1,625,576	$1,511,135
8/31/23	$1,566,279	$1,443,196
9/30/23	$1,479,029	$1,398,266
10/31/23	$1,440,062	$1,340,782
11/30/23	$1,602,705	$1,461,735
12/31/23	$1,673,458	$1,535,563
1/31/24	$1,708,286	$1,520,521
2/29/24	$1,837,405	$1,559,291
3/31/24	$1,901,116	$1,607,136
4/30/24	$1,816,169	$1,581,853
5/31/24	$1,931,697	$1,629,251
6/30/24	$1,989,461	$1,628,337
7/31/24	$1,987,762	$1,666,563
8/31/24	$2,036,182	$1,714,369
9/30/24	$2,052,322	$1,761,300
10/31/24	$1,950,385	$1,675,755

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	35.44	9.12	6.91
MSCI ACWI ex-US Gross Total Return Index	24.98	6.29	5.30

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$242,480,525	66	127%	$2,367,965

Calamos International Growth Fund

Class I: CIGIX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in international companies across a broad universe of developed and emerging markets. Our process emphasizes companies demonstrating compelling growth and quality characteristics, including higher earnings growth and cash flow generation, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	23.0
Industrials	17.7
Consumer Discretionary	13.5
Financials	12.6
Health Care	9.0
Communication Services	8.2
Consumer Staples	7.4
Materials	5.3
Real Estate	2.5
Energy	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	4.1
Hitachi, Ltd.	3.9
Novo Nordisk AS - Class B	3.6
WiseTech Global, Ltd.	3.6
Spotify Technology, SA	3.4
Advantest Corp.	3.2
Rolls-Royce Holdings, PLC	3.1
SAP, SE	2.7
Deutsche Telekom, AG	2.7
Unilever, PLC	2.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | IGRTSRA-I 24

Calamos International Growth Fund

Class R6: CIGOX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$101	0.86%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the fund generated strong returns in its portfolio of international equities. The Fund’s emphasis on higher-quality growth businesses benefited returns, and companies with exposure to our key secular themes, leading earnings, and attractive momentum characteristics outperformed. Security selection within technology and industrials contributed the most to Fund returns, notably in semiconductors and aerospace & defense industries. Conversely, security selection within financials and materials detracted value. From a geographic view, holdings in Japan and India contributed strong results, while positions in Switzerland and France trailed the index during the period.

GROWTH OF $10,000

	Class R6	MSCI ACWI ex-US Gross Total Return Index
9/17/18	$10,000	$10,000
9/30/18	$10,220	$10,200
10/31/18	$8,933	$9,371
11/30/18	$8,846	$9,461
12/31/18	$8,340	$9,036
1/31/19	$9,034	$9,721
2/28/19	$9,235	$9,912
3/31/19	$9,495	$9,979
4/30/19	$9,799	$10,251
5/31/19	$9,376	$9,711
6/30/19	$10,049	$10,301
7/31/19	$9,978	$10,180
8/31/19	$9,924	$9,867
9/30/19	$9,843	$10,126
10/31/19	$10,130	$10,481
11/30/19	$10,342	$10,575
12/31/19	$10,819	$11,036
1/31/20	$10,673	$10,741
2/29/20	$10,233	$9,894
3/31/20	$8,904	$8,469
4/30/20	$9,843	$9,116
5/31/20	$10,705	$9,419
6/30/20	$11,514	$9,849
7/31/20	$12,463	$10,292
8/31/20	$13,169	$10,735
9/30/20	$12,995	$10,475
10/31/20	$12,990	$10,252
11/30/20	$14,666	$11,632
12/31/20	$15,703	$12,264
1/31/21	$15,760	$12,293
2/28/21	$16,207	$12,538
3/31/21	$15,944	$12,706
4/30/21	$16,500	$13,087
5/31/21	$16,872	$13,506
6/30/21	$16,717	$13,423
7/31/21	$16,832	$13,205
8/31/21	$17,394	$13,459
9/30/21	$16,528	$13,036
10/31/21	$17,308	$13,350
11/30/21	$16,396	$12,751
12/31/21	$16,824	$13,282
1/31/22	$15,447	$12,794
2/28/22	$14,690	$12,542
3/31/22	$14,737	$12,573
4/30/22	$13,447	$11,791
5/31/22	$13,427	$11,888
6/30/22	$12,184	$10,871
7/31/22	$12,441	$11,247
8/31/22	$11,739	$10,888
9/30/22	$10,624	$9,805
10/31/22	$10,996	$10,100
11/30/22	$12,184	$11,294
12/31/22	$11,698	$11,214
1/31/23	$12,914	$12,125
2/28/23	$12,292	$11,701
3/31/23	$12,833	$11,999
4/30/23	$12,812	$12,217
5/31/23	$12,421	$11,785
6/30/23	$12,846	$12,320
7/31/23	$13,116	$12,824
8/31/23	$12,637	$12,248
9/30/23	$11,934	$11,866
10/31/23	$11,624	$11,378
11/30/23	$12,934	$12,405
12/31/23	$13,505	$13,031
1/31/24	$13,790	$12,904
2/29/24	$14,834	$13,233
3/31/24	$15,349	$13,639
4/30/24	$14,664	$13,424
5/31/24	$15,600	$13,827
6/30/24	$16,061	$13,819
7/31/24	$16,054	$14,143
8/31/24	$16,447	$14,549
9/30/24	$16,576	$14,947
10/31/24	$15,756	$14,221

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 9/17/18
Class R6	35.55	9.24	7.71
MSCI ACWI ex-US Gross Total Return Index	24.98	6.29	5.92

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$242,480,525	66	127%	$2,367,965

Calamos International Growth Fund

Class R6: CIGOX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in international companies across a broad universe of developed and emerging markets. Our process emphasizes companies demonstrating compelling growth and quality characteristics, including higher earnings growth and cash flow generation, attractive returns on invested capital, and exposure to our key secular themes.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	23.0
Industrials	17.7
Consumer Discretionary	13.5
Financials	12.6
Health Care	9.0
Communication Services	8.2
Consumer Staples	7.4
Materials	5.3
Real Estate	2.5
Energy	0.1

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	4.1
Hitachi, Ltd.	3.9
Novo Nordisk AS - Class B	3.6
WiseTech Global, Ltd.	3.6
Spotify Technology, SA	3.4
Advantest Corp.	3.2
Rolls-Royce Holdings, PLC	3.1
SAP, SE	2.7
Deutsche Telekom, AG	2.7
Unilever, PLC	2.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | IGRTSRA-R6 24

Calamos International Small Cap Growth Fund

Class A: CAISX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$157	1.35%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated strong returns in its portfolio of international small-cap equities. The Fund’s emphasis on higher growth businesses benefited returns, and companies with exposure to key secular themes, rising earnings, and attractive momentum characteristics outperformed. Security selection within consumer discretionary and industrials contributed the most to Fund returns. Notably, holdings within the travel industry and an overweight stance in aerospace & defense boosted results. Although holdings within health care and consumer staples delivered gains, they trailed the index return. From a geographic view, holdings in India and Canada contributed the most to the results, whereas positions in France and Denmark lagged the index on a relative basis.

GROWTH OF $10,000

	Class A with sales charge	MSCI ACWI ex-US Gross Total Return Index
3/31/22	$9,524	$10,000
4/30/22	$8,610	$9,378
5/31/22	$8,533	$9,455
6/30/22	$7,590	$8,646
7/31/22	$7,924	$8,945
8/31/22	$7,590	$8,660
9/30/22	$7,019	$7,798
10/31/22	$7,286	$8,033
11/30/22	$7,743	$8,983
12/31/22	$7,596	$8,919
1/31/23	$7,970	$9,644
2/28/23	$7,768	$9,307
3/31/23	$7,826	$9,544
4/30/23	$7,740	$9,717
5/31/23	$7,462	$9,373
6/30/23	$7,721	$9,798
7/31/23	$8,037	$10,200
8/31/23	$7,845	$9,741
9/30/23	$7,472	$9,438
10/31/23	$7,222	$9,050
11/30/23	$8,085	$9,866
12/31/23	$8,602	$10,365
1/31/24	$8,678	$10,263
2/29/24	$9,224	$10,525
3/31/24	$9,435	$10,848
4/30/24	$9,215	$10,677
5/31/24	$9,770	$10,997
6/30/24	$10,019	$10,991
7/31/24	$10,163	$11,249
8/31/24	$10,048	$11,572
9/30/24	$10,134	$11,888
10/31/24	$9,531	$11,311

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 3/31/22
Class A without sales charge	31.96	0.03
Class A with sales charge	25.63	-1.84
MSCI ACWI ex-US Gross Total Return Index	24.98	4.50

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,719,979	61	117%	$37,884

Calamos International Small Cap Growth Fund

Class A: CAISX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in compelling international small-cap companies with exposure to our key secular themes, superior earnings growth potential, and financial flexibility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Industrials	15.8
Information Technology	13.2
Consumer Staples	12.9
Health Care	11.0
Consumer Discretionary	10.9
Materials	8.5
Communication Services	8.5
Financials	7.1
Real Estate	3.9
Energy	3.5

TOP 10 HOLDINGS

% OF NET ASSETS

Amber Enterprises India, Ltd.	3.6
Ypsomed Holding, AG	3.2
Trustpilot Group, PLC	2.7
Gillette India, Ltd.	2.7
Hemnet Group, AB	2.6
Cranswick, PLC	2.6
CES Energy Solutions Corp.	2.5
Munters Group, AB	2.5
Sobha, Ltd.	2.3
Kobe Bussan Company, Ltd.	2.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | ISGTSRA-A 24

Calamos International Small Cap Growth Fund

Class C: CCISX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$242	2.10%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated strong returns in its portfolio of international small-cap equities. The Fund’s emphasis on higher growth businesses benefited returns, and companies with exposure to key secular themes, rising earnings, and attractive momentum characteristics outperformed. Security selection within consumer discretionary and industrials contributed the most to Fund returns. Notably, holdings within the travel industry and an overweight stance in aerospace & defense boosted results. Although holdings within health care and consumer staples delivered gains, they trailed the index return. From a geographic view, holdings in India and Canada contributed the most to the results, whereas positions in France and Denmark lagged the index on a relative basis.

GROWTH OF $10,000

	Class C with sales charge	MSCI ACWI ex-US Gross Total Return Index
3/31/22	$10,000	$10,000
4/30/22	$9,040	$9,378
5/31/22	$8,950	$9,455
6/30/22	$7,960	$8,646
7/31/22	$8,300	$8,945
8/31/22	$7,950	$8,660
9/30/22	$7,340	$7,798
10/31/22	$7,620	$8,033
11/30/22	$8,080	$8,983
12/31/22	$7,929	$8,919
1/31/23	$8,311	$9,644
2/28/23	$8,089	$9,307
3/31/23	$8,150	$9,544
4/30/23	$8,059	$9,717
5/31/23	$7,768	$9,373
6/30/23	$8,029	$9,798
7/31/23	$8,351	$10,200
8/31/23	$8,150	$9,741
9/30/23	$7,748	$9,438
10/31/23	$7,497	$9,050
11/30/23	$8,381	$9,866
12/31/23	$8,903	$10,365
1/31/24	$8,984	$10,263
2/29/24	$9,547	$10,525
3/31/24	$9,758	$10,848
4/30/24	$9,526	$10,677
5/31/24	$10,089	$10,997
6/30/24	$10,340	$10,991
7/31/24	$10,481	$11,249
8/31/24	$10,350	$11,572
9/30/24	$10,441	$11,888
10/31/24	$9,808	$11,311

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 3/31/22
Class C without sales charge	30.83	-0.75
Class C with sales charge	29.83	-0.75
MSCI ACWI ex-US Gross Total Return Index	24.98	4.50

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,719,979	61	117%	$37,884

Calamos International Small Cap Growth Fund

Class C: CCISX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in compelling international small-cap companies with exposure to our key secular themes, superior earnings growth potential, and financial flexibility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Industrials	15.8
Information Technology	13.2
Consumer Staples	12.9
Health Care	11.0
Consumer Discretionary	10.9
Materials	8.5
Communication Services	8.5
Financials	7.1
Real Estate	3.9
Energy	3.5

TOP 10 HOLDINGS

% OF NET ASSETS

Amber Enterprises India, Ltd.	3.6
Ypsomed Holding, AG	3.2
Trustpilot Group, PLC	2.7
Gillette India, Ltd.	2.7
Hemnet Group, AB	2.6
Cranswick, PLC	2.6
CES Energy Solutions Corp.	2.5
Munters Group, AB	2.5
Sobha, Ltd.	2.3
Kobe Bussan Company, Ltd.	2.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | ISGTSRA-C 24

Calamos International Small Cap Growth Fund

Class I: CSGIX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$128	1.10%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated strong returns in its portfolio of international small-cap equities. The Fund’s emphasis on higher growth businesses benefited returns, and companies with exposure to key secular themes, rising earnings, and attractive momentum characteristics outperformed. Security selection within consumer discretionary and industrials contributed the most to Fund returns. Notably, holdings within the travel industry and an overweight stance in aerospace & defense boosted results. Although holdings within health care and consumer staples delivered gains, they trailed the index return. From a geographic view, holdings in India and Canada contributed the most to the results, whereas positions in France and Denmark lagged the index on a relative basis.

GROWTH OF $1,000,000

	Class I	MSCI ACWI ex-US Gross Total Return Index
3/31/22	$1,000,000	$1,000,000
4/30/22	$904,000	$937,839
5/31/22	$897,000	$945,525
6/30/22	$797,000	$864,593
7/31/22	$833,000	$894,513
8/31/22	$798,000	$865,957
9/30/22	$737,000	$779,844
10/31/22	$766,000	$803,271
11/30/22	$814,000	$898,251
12/31/22	$798,545	$891,903
1/31/23	$838,825	$964,387
2/28/23	$816,671	$930,664
3/31/23	$823,720	$954,353
4/30/23	$814,657	$971,667
5/31/23	$786,461	$937,288
6/30/23	$813,650	$979,839
7/31/23	$846,881	$1,019,977
8/31/23	$826,741	$974,120
9/30/23	$787,468	$943,794
10/31/23	$762,293	$904,994
11/30/23	$852,923	$986,634
12/31/23	$907,300	$1,036,465
1/31/24	$916,363	$1,026,313
2/29/24	$973,762	$1,052,481
3/31/24	$995,916	$1,084,775
4/30/24	$972,755	$1,067,710
5/31/24	$1,032,167	$1,099,702
6/30/24	$1,057,342	$1,099,086
7/31/24	$1,073,454	$1,124,887
8/31/24	$1,061,370	$1,157,155
9/30/24	$1,071,440	$1,188,832
10/31/24	$1,006,992	$1,131,091

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 3/31/22
Class I	32.10	0.27
MSCI ACWI ex-US Gross Total Return Index	24.98	4.50

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,719,979	61	117%	$37,884

Calamos International Small Cap Growth Fund

Class I: CSGIX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in compelling international small-cap companies with exposure to our key secular themes, superior earnings growth potential, and financial flexibility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Industrials	15.8
Information Technology	13.2
Consumer Staples	12.9
Health Care	11.0
Consumer Discretionary	10.9
Materials	8.5
Communication Services	8.5
Financials	7.1
Real Estate	3.9
Energy	3.5

TOP 10 HOLDINGS

% OF NET ASSETS

Amber Enterprises India, Ltd.	3.6
Ypsomed Holding, AG	3.2
Trustpilot Group, PLC	2.7
Gillette India, Ltd.	2.7
Hemnet Group, AB	2.6
Cranswick, PLC	2.6
CES Energy Solutions Corp.	2.5
Munters Group, AB	2.5
Sobha, Ltd.	2.3
Kobe Bussan Company, Ltd.	2.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | ISGTSRA-I 24

Calamos International Small Cap Growth Fund

Class R6: CISOX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$125	1.08%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated strong returns in its portfolio of international small-cap equities. The Fund’s emphasis on higher growth businesses benefited returns, and companies with exposure to key secular themes, rising earnings, and attractive momentum characteristics outperformed. Security selection within consumer discretionary and industrials contributed the most to Fund returns. Notably, holdings within the travel industry and an overweight stance in aerospace & defense boosted results. Although holdings within health care and consumer staples delivered gains, they trailed the index return. From a geographic view, holdings in India and Canada contributed the most to the results, whereas positions in France and Denmark lagged the index on a relative basis.

GROWTH OF $10,000

	Class R6	MSCI ACWI ex-US Gross Total Return Index
3/31/22	$10,000	$10,000
4/30/22	$9,040	$9,378
5/31/22	$8,970	$9,455
6/30/22	$7,970	$8,646
7/31/22	$8,330	$8,945
8/31/22	$7,980	$8,660
9/30/22	$7,380	$7,798
10/31/22	$7,660	$8,033
11/30/22	$8,140	$8,983
12/31/22	$7,986	$8,919
1/31/23	$8,388	$9,644
2/28/23	$8,167	$9,307
3/31/23	$8,237	$9,544
4/30/23	$8,147	$9,717
5/31/23	$7,875	$9,373
6/30/23	$8,137	$9,798
7/31/23	$8,469	$10,200
8/31/23	$8,268	$9,741
9/30/23	$7,875	$9,438
10/31/23	$7,623	$9,050
11/30/23	$8,529	$9,866
12/31/23	$9,073	$10,365
1/31/24	$9,164	$10,263
2/29/24	$9,738	$10,525
3/31/24	$9,959	$10,848
4/30/24	$9,728	$10,677
5/31/24	$10,322	$10,997
6/30/24	$10,584	$10,991
7/31/24	$10,735	$11,249
8/31/24	$10,614	$11,572
9/30/24	$10,715	$11,888
10/31/24	$10,070	$11,311

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 3/31/22
Class R6	32.10	0.27
MSCI ACWI ex-US Gross Total Return Index	24.98	4.50

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,719,979	61	117%	$37,884

Calamos International Small Cap Growth Fund

Class R6: CISOX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund seeks long-term capital appreciation by investing in compelling international small-cap companies with exposure to our key secular themes, superior earnings growth potential, and financial flexibility.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Industrials	15.8
Information Technology	13.2
Consumer Staples	12.9
Health Care	11.0
Consumer Discretionary	10.9
Materials	8.5
Communication Services	8.5
Financials	7.1
Real Estate	3.9
Energy	3.5

TOP 10 HOLDINGS

% OF NET ASSETS

Amber Enterprises India, Ltd.	3.6
Ypsomed Holding, AG	3.2
Trustpilot Group, PLC	2.7
Gillette India, Ltd.	2.7
Hemnet Group, AB	2.6
Cranswick, PLC	2.6
CES Energy Solutions Corp.	2.5
Munters Group, AB	2.5
Sobha, Ltd.	2.3
Kobe Bussan Company, Ltd.	2.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | ISGTSRA-R6 24

Calamos Market Neutral Income Fund

Class A: CVSIX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$125	1.20%

HOW THE FUND PERFORMED

As US economic growth remained resilient and the Federal Reserve began to lower interest rates, the Fund posted a positive return and outperformed the bond market for the 12 months ended October 31, 2024 (“annual period”). All of the Fund’s investment strategies delivered positive returns during the period. The robust performance of the S&P 500 Index supported the hedged equity strategy, while the higher interest rate environment and lower volatility through much of the period contributed to the strategy’s option premium capture. Convertible arbitrage was supported by the upward-trending equity market, narrowing credit spreads, and trade rebalancing generated by individual name volatility. The merger arbitrage strategy contributed despite several deal breaks in January.

GROWTH OF $10,000

	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/14	$9,528	$9,999
11/30/14	$9,565	$10,070
12/31/14	$9,529	$10,080
1/31/15	$9,448	$10,291
2/28/15	$9,617	$10,194
3/31/15	$9,579	$10,242
4/30/15	$9,675	$10,205
5/31/15	$9,727	$10,180
6/30/15	$9,660	$10,069
7/31/15	$9,712	$10,139
8/31/15	$9,535	$10,125
9/30/15	$9,451	$10,193
10/31/15	$9,681	$10,195
11/30/15	$9,651	$10,168
12/31/15	$9,627	$10,135
1/31/16	$9,454	$10,275
2/29/16	$9,431	$10,348
3/31/16	$9,643	$10,443
4/30/16	$9,726	$10,483
5/31/16	$9,779	$10,485
6/30/16	$9,808	$10,674
7/31/16	$9,929	$10,741
8/31/16	$9,952	$10,729
9/30/16	$9,980	$10,723
10/31/16	$9,987	$10,641
11/30/16	$10,048	$10,389
12/31/16	$10,081	$10,404
1/31/17	$10,135	$10,424
2/28/17	$10,244	$10,494
3/31/17	$10,256	$10,489
4/30/17	$10,279	$10,570
5/31/17	$10,302	$10,651
6/30/17	$10,352	$10,640
7/31/17	$10,398	$10,686
8/31/17	$10,398	$10,782
9/30/17	$10,429	$10,730
10/31/17	$10,460	$10,737
11/30/17	$10,499	$10,723
12/31/17	$10,543	$10,772
1/31/18	$10,678	$10,648
2/28/18	$10,670	$10,547
3/31/18	$10,676	$10,615
4/30/18	$10,732	$10,536
5/31/18	$10,764	$10,611
6/30/18	$10,763	$10,598
7/31/18	$10,835	$10,600
8/31/18	$10,891	$10,669
9/30/18	$10,905	$10,600
10/31/18	$10,857	$10,516
11/30/18	$10,889	$10,579
12/31/18	$10,705	$10,773
1/31/19	$10,913	$10,888
2/28/19	$10,963	$10,881
3/31/19	$11,005	$11,090
4/30/19	$11,080	$11,093
5/31/19	$11,030	$11,290
6/30/19	$11,159	$11,432
7/31/19	$11,209	$11,457
8/31/19	$11,251	$11,754
9/30/19	$11,267	$11,691
10/31/19	$11,326	$11,727
11/30/19	$11,343	$11,721
12/31/19	$11,388	$11,712
1/31/20	$11,413	$11,938
2/29/20	$11,261	$12,153
3/31/20	$10,950	$12,081
4/30/20	$11,297	$12,296
5/31/20	$11,373	$12,353
6/30/20	$11,500	$12,431
7/31/20	$11,636	$12,617
8/31/20	$11,738	$12,515
9/30/20	$11,747	$12,508
10/31/20	$11,696	$12,452
11/30/20	$11,908	$12,574
12/31/20	$11,978	$12,592
1/31/21	$11,953	$12,501
2/28/21	$12,046	$12,321
3/31/21	$12,131	$12,167
4/30/21	$12,208	$12,263
5/31/21	$12,259	$12,303
6/30/21	$12,283	$12,390
7/31/21	$12,317	$12,528
8/31/21	$12,385	$12,504
9/30/21	$12,347	$12,396
10/31/21	$12,475	$12,393
11/30/21	$12,441	$12,429
12/31/21	$12,541	$12,397
1/31/22	$12,447	$12,130
2/28/22	$12,328	$11,995
3/31/22	$12,371	$11,662
4/30/22	$12,080	$11,219
5/31/22	$11,995	$11,292
6/30/22	$11,657	$11,114
7/31/22	$11,938	$11,386
8/31/22	$11,904	$11,064
9/30/22	$11,619	$10,586
10/31/22	$11,824	$10,449
11/30/22	$11,995	$10,833
12/31/22	$11,978	$10,785
1/31/23	$12,236	$11,116
2/28/23	$12,202	$10,829
3/31/23	$12,349	$11,104
4/30/23	$12,426	$11,171
5/31/23	$12,469	$11,050
6/30/23	$12,678	$11,010
7/31/23	$12,738	$11,003
8/31/23	$12,773	$10,932
9/30/23	$12,768	$10,654
10/31/23	$12,742	$10,486
11/30/23	$12,941	$10,961
12/31/23	$13,046	$11,381
1/31/24	$13,092	$11,349
2/29/24	$13,191	$11,189
3/31/24	$13,280	$11,292
4/30/24	$13,261	$11,007
5/31/24	$13,389	$11,194
6/30/24	$13,472	$11,300
7/31/24	$13,545	$11,564
8/31/24	$13,691	$11,730
9/30/24	$13,802	$11,887
10/31/24	$13,839	$11,592

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	8.61	4.09	3.80
Class A with sales charge	6.15	3.62	3.30
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$15,075,236,249	793	35%	$94,602,852

Calamos Market Neutral Income Fund

Class A: CVSIX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund combined two core strategies, hedged equity and convertible arbitrage, with small allocations to merger arbitrage and special purpose acquisition company (SPAC) arbitrage. Hedged equity represented 52% of the Fund’s allocation on average during the annual period, followed by convertible arbitrage (43%), merger arbitrage (4%), and SPAC arbitrage (1%).

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	34.9
Consumer Discretionary	13.3
Health Care	10.2
Financials	9.9
Communication Services	7.8
Industrials	7.7
Utilities	5.1
Consumer Staples	4.1
Energy	2.6
Other	2.5
Materials	1.8
Real Estate	1.7
Special Purpose Acquisition Companies	0.5
Airlines	0.0

TOP 10 HOLDINGS

% OF NET ASSETS

Apple, Inc.	3.9
NVIDIA Corp.	3.9
Microsoft Corp.	3.5
Palo Alto Networks, Inc., 0.375%, 06/01/25	2.4
Calamos Short-Term Bond Fund - Class I	2.2
Amazon.com, Inc.	2.0
Meta Platforms, Inc. - Class A	1.5
Alphabet, Inc. - Class C	1.2
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.1
Alphabet, Inc. - Class A	1.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MNITSRA-A 24

Calamos Market Neutral Income Fund

Class C: CVSCX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$203	1.95%

HOW THE FUND PERFORMED

As US economic growth remained resilient and the Federal Reserve began to lower interest rates, the Fund posted a positive return and outperformed the bond market for the 12 months ended October 31, 2024 (“annual period”). All of the Fund’s investment strategies delivered positive returns during the period. The robust performance of the S&P 500 Index supported the hedged equity strategy, while the higher interest rate environment and lower volatility through much of the period contributed to the strategy’s option premium capture. Convertible arbitrage was supported by the upward-trending equity market, narrowing credit spreads, and trade rebalancing generated by individual name volatility. The merger arbitrage strategy contributed despite several deal breaks in January.

GROWTH OF $10,000

	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/14	$10,000	$9,999
11/30/14	$10,030	$10,070
12/31/14	$9,990	$10,080
1/31/15	$9,899	$10,291
2/28/15	$10,074	$10,194
3/31/15	$10,031	$10,242
4/30/15	$10,122	$10,205
5/31/15	$10,167	$10,180
6/30/15	$10,091	$10,069
7/31/15	$10,137	$10,139
8/31/15	$9,955	$10,125
9/30/15	$9,858	$10,193
10/31/15	$10,086	$10,195
11/30/15	$10,056	$10,168
12/31/15	$10,020	$10,135
1/31/16	$9,835	$10,275
2/29/16	$9,804	$10,348
3/31/16	$10,018	$10,443
4/30/16	$10,103	$10,483
5/31/16	$10,149	$10,485
6/30/16	$10,174	$10,674
7/31/16	$10,290	$10,741
8/31/16	$10,306	$10,729
9/30/16	$10,329	$10,723
10/31/16	$10,329	$10,641
11/30/16	$10,384	$10,389
12/31/16	$10,413	$10,404
1/31/17	$10,468	$10,424
2/28/17	$10,571	$10,494
3/31/17	$10,580	$10,489
4/30/17	$10,595	$10,570
5/31/17	$10,611	$10,651
6/30/17	$10,658	$10,640
7/31/17	$10,698	$10,686
8/31/17	$10,690	$10,782
9/30/17	$10,717	$10,730
10/31/17	$10,740	$10,737
11/30/17	$10,772	$10,723
12/31/17	$10,811	$10,772
1/31/18	$10,948	$10,648
2/28/18	$10,924	$10,547
3/31/18	$10,924	$10,615
4/30/18	$10,980	$10,536
5/31/18	$11,004	$10,611
6/30/18	$11,000	$10,598
7/31/18	$11,065	$10,600
8/31/18	$11,113	$10,669
9/30/18	$11,122	$10,600
10/31/18	$11,066	$10,516
11/30/18	$11,090	$10,579
12/31/18	$10,890	$10,773
1/31/19	$11,098	$10,888
2/28/19	$11,149	$10,881
3/31/19	$11,184	$11,090
4/30/19	$11,251	$11,093
5/31/19	$11,192	$11,290
6/30/19	$11,316	$11,432
7/31/19	$11,366	$11,457
8/31/19	$11,400	$11,754
9/30/19	$11,401	$11,691
10/31/19	$11,460	$11,727
11/30/19	$11,460	$11,721
12/31/19	$11,507	$11,712
1/31/20	$11,524	$11,938
2/29/20	$11,356	$12,153
3/31/20	$11,042	$12,081
4/30/20	$11,386	$12,296
5/31/20	$11,454	$12,353
6/30/20	$11,574	$12,431
7/31/20	$11,708	$12,617
8/31/20	$11,801	$12,515
9/30/20	$11,801	$12,508
10/31/20	$11,742	$12,452
11/30/20	$11,952	$12,574
12/31/20	$12,011	$12,592
1/31/21	$11,977	$12,501
2/28/21	$12,069	$12,321
3/31/21	$12,137	$12,167
4/30/21	$12,212	$12,263
5/31/21	$12,254	$12,303
6/30/21	$12,264	$12,390
7/31/21	$12,289	$12,528
8/31/21	$12,356	$12,504
9/30/21	$12,306	$12,396
10/31/21	$12,432	$12,393
11/30/21	$12,382	$12,429
12/31/21	$12,482	$12,397
1/31/22	$12,382	$12,130
2/28/22	$12,256	$11,995
3/31/22	$12,289	$11,662
4/30/22	$11,995	$11,219
5/31/22	$11,903	$11,292
6/30/22	$11,558	$11,114
7/31/22	$11,827	$11,386
8/31/22	$11,785	$11,064
9/30/22	$11,500	$10,586
10/31/22	$11,693	$10,449
11/30/22	$11,852	$10,833
12/31/22	$11,829	$10,785
1/31/23	$12,083	$11,116
2/28/23	$12,040	$10,829
3/31/23	$12,175	$11,104
4/30/23	$12,243	$11,171
5/31/23	$12,277	$11,050
6/30/23	$12,474	$11,010
7/31/23	$12,524	$11,003
8/31/23	$12,558	$10,932
9/30/23	$12,537	$10,654
10/31/23	$12,503	$10,486
11/30/23	$12,689	$10,961
12/31/23	$12,793	$11,381
1/31/24	$12,828	$11,349
2/29/24	$12,917	$11,189
3/31/24	$12,996	$11,292
4/30/24	$12,970	$11,007
5/31/24	$13,085	$11,194
6/30/24	$13,158	$11,300
7/31/24	$13,220	$11,564
8/31/24	$13,353	$11,730
9/30/24	$13,461	$11,887
10/31/24	$13,479	$11,592

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	7.80	3.30	3.03
Class C with sales charge	6.80	3.30	3.03
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$15,075,236,249	793	35%	$94,602,852

Calamos Market Neutral Income Fund

Class C: CVSCX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund combined two core strategies, hedged equity and convertible arbitrage, with small allocations to merger arbitrage and special purpose acquisition company (SPAC) arbitrage. Hedged equity represented 52% of the Fund’s allocation on average during the annual period, followed by convertible arbitrage (43%), merger arbitrage (4%), and SPAC arbitrage (1%).

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	34.9
Consumer Discretionary	13.3
Health Care	10.2
Financials	9.9
Communication Services	7.8
Industrials	7.7
Utilities	5.1
Consumer Staples	4.1
Energy	2.6
Other	2.5
Materials	1.8
Real Estate	1.7
Special Purpose Acquisition Companies	0.5
Airlines	0.0

TOP 10 HOLDINGS

% OF NET ASSETS

Apple, Inc.	3.9
NVIDIA Corp.	3.9
Microsoft Corp.	3.5
Palo Alto Networks, Inc., 0.375%, 06/01/25	2.4
Calamos Short-Term Bond Fund - Class I	2.2
Amazon.com, Inc.	2.0
Meta Platforms, Inc. - Class A	1.5
Alphabet, Inc. - Class C	1.2
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.1
Alphabet, Inc. - Class A	1.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MNITSRA-C 24

Calamos Market Neutral Income Fund

Class I: CMNIX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$99	0.95%

HOW THE FUND PERFORMED

As US economic growth remained resilient and the Federal Reserve began to lower interest rates, the Fund posted a positive return and outperformed the bond market for the 12 months ended October 31, 2024 (“annual period”). All of the Fund’s investment strategies delivered positive returns during the period. The robust performance of the S&P 500 Index supported the hedged equity strategy, while the higher interest rate environment and lower volatility through much of the period contributed to the strategy’s option premium capture. Convertible arbitrage was supported by the upward-trending equity market, narrowing credit spreads, and trade rebalancing generated by individual name volatility. The merger arbitrage strategy contributed despite several deal breaks in January.

GROWTH OF $1,000,000

	Class I	Bloomberg U.S. Aggregate Bond Index
10/31/14	$1,000,000	$1,000,001
11/30/14	$1,004,619	$1,007,097
12/31/14	$1,000,772	$1,008,039
1/31/15	$992,185	$1,029,175
2/28/15	$1,010,920	$1,019,500
3/31/15	$1,006,759	$1,024,232
4/30/15	$1,016,944	$1,020,558
5/31/15	$1,023,212	$1,018,099
6/30/15	$1,015,984	$1,006,997
7/31/15	$1,021,480	$1,013,998
8/31/15	$1,003,421	$1,012,540
9/30/15	$994,448	$1,019,389
10/31/15	$1,018,857	$1,019,563
11/30/15	$1,016,495	$1,016,867
12/31/15	$1,013,786	$1,013,583
1/31/16	$996,113	$1,027,528
2/29/16	$993,703	$1,034,819
3/31/16	$1,016,116	$1,044,310
4/30/16	$1,024,980	$1,048,321
5/31/16	$1,031,426	$1,048,590
6/30/16	$1,034,281	$1,067,431
7/31/16	$1,047,220	$1,074,180
8/31/16	$1,049,646	$1,072,953
9/30/16	$1,053,313	$1,072,321
10/31/16	$1,053,313	$1,064,120
11/30/16	$1,060,616	$1,038,951
12/31/16	$1,064,831	$1,040,415
1/31/17	$1,070,623	$1,042,457
2/28/17	$1,082,206	$1,049,464
3/31/17	$1,084,189	$1,048,911
4/30/17	$1,086,679	$1,057,008
5/31/17	$1,089,170	$1,065,141
6/30/17	$1,094,435	$1,064,072
7/31/17	$1,099,428	$1,068,652
8/31/17	$1,099,428	$1,078,233
9/30/17	$1,103,427	$1,073,100
10/31/17	$1,106,766	$1,073,722
11/30/17	$1,110,939	$1,072,342
12/31/17	$1,115,435	$1,077,264
1/31/18	$1,130,796	$1,064,857
2/28/18	$1,129,943	$1,054,765
3/31/18	$1,130,417	$1,061,530
4/30/18	$1,137,257	$1,053,633
5/31/18	$1,140,678	$1,061,150
6/30/18	$1,141,312	$1,059,845
7/31/18	$1,148,172	$1,060,098
8/31/18	$1,154,174	$1,066,920
9/30/18	$1,156,419	$1,060,050
10/31/18	$1,151,248	$1,051,675
11/30/18	$1,154,695	$1,057,950
12/31/18	$1,135,528	$1,077,385
1/31/19	$1,157,933	$1,088,830
2/28/19	$1,164,207	$1,088,198
3/31/19	$1,168,446	$1,109,092
4/30/19	$1,176,535	$1,109,376
5/31/19	$1,172,041	$1,129,070
6/30/19	$1,185,734	$1,143,247
7/31/19	$1,191,144	$1,145,763
8/31/19	$1,196,554	$1,175,454
9/30/19	$1,198,085	$1,169,194
10/31/19	$1,204,424	$1,172,716
11/30/19	$1,206,235	$1,172,116
12/31/19	$1,211,920	$1,171,300
1/31/20	$1,214,651	$1,193,842
2/29/20	$1,198,262	$1,215,330
3/31/20	$1,165,473	$1,208,176
4/30/20	$1,202,951	$1,229,655
5/31/20	$1,211,178	$1,235,377
6/30/20	$1,224,701	$1,243,163
7/31/20	$1,239,368	$1,261,730
8/31/20	$1,251,285	$1,251,543
9/30/20	$1,252,202	$1,250,859
10/31/20	$1,246,702	$1,245,274
11/30/20	$1,269,619	$1,257,492
12/31/20	$1,276,785	$1,259,224
1/31/21	$1,274,946	$1,250,196
2/28/21	$1,285,977	$1,232,145
3/31/21	$1,294,250	$1,216,757
4/30/21	$1,303,442	$1,226,370
5/31/21	$1,308,957	$1,230,376
6/30/21	$1,311,432	$1,239,020
7/31/21	$1,315,118	$1,252,875
8/31/21	$1,322,491	$1,250,490
9/30/21	$1,319,162	$1,239,662
10/31/21	$1,332,999	$1,239,320
11/30/21	$1,329,309	$1,242,989
12/31/21	$1,340,942	$1,239,809
1/31/22	$1,330,783	$1,213,098
2/28/22	$1,318,778	$1,199,564
3/31/22	$1,322,780	$1,166,236
4/30/22	$1,293,221	$1,121,979
5/31/22	$1,283,984	$1,129,212
6/30/22	$1,247,242	$1,111,498
7/31/22	$1,277,752	$1,138,656
8/31/22	$1,274,979	$1,106,486
9/30/22	$1,244,883	$1,058,676
10/31/22	$1,266,186	$1,044,963
11/30/22	$1,285,638	$1,083,392
12/31/22	$1,283,775	$1,078,507
1/31/23	$1,311,764	$1,111,687
2/28/23	$1,308,032	$1,082,945
3/31/23	$1,323,941	$1,110,450
4/30/23	$1,333,284	$1,117,183
5/31/23	$1,337,956	$1,105,018
6/30/23	$1,360,549	$1,101,075
7/31/23	$1,367,108	$1,100,311
8/31/23	$1,371,793	$1,093,284
9/30/23	$1,370,272	$1,065,499
10/31/23	$1,368,388	$1,048,685
11/30/23	$1,390,049	$1,096,174
12/31/23	$1,401,445	$1,138,135
1/31/24	$1,407,375	$1,135,008
2/29/24	$1,418,246	$1,118,973
3/31/24	$1,427,771	$1,129,307
4/30/24	$1,425,791	$1,100,780
5/31/24	$1,440,643	$1,119,442
6/30/24	$1,449,689	$1,130,044
7/31/24	$1,457,638	$1,156,439
8/31/24	$1,472,542	$1,173,053
9/30/24	$1,485,618	$1,188,762
10/31/24	$1,489,606	$1,159,282

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	8.86	4.34	4.07
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$15,075,236,249	793	35%	$94,602,852

Calamos Market Neutral Income Fund

Class I: CMNIX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund combined two core strategies, hedged equity and convertible arbitrage, with small allocations to merger arbitrage and special purpose acquisition company (SPAC) arbitrage. Hedged equity represented 52% of the Fund’s allocation on average during the annual period, followed by convertible arbitrage (43%), merger arbitrage (4%), and SPAC arbitrage (1%).

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	34.9
Consumer Discretionary	13.3
Health Care	10.2
Financials	9.9
Communication Services	7.8
Industrials	7.7
Utilities	5.1
Consumer Staples	4.1
Energy	2.6
Other	2.5
Materials	1.8
Real Estate	1.7
Special Purpose Acquisition Companies	0.5
Airlines	0.0

TOP 10 HOLDINGS

% OF NET ASSETS

Apple, Inc.	3.9
NVIDIA Corp.	3.9
Microsoft Corp.	3.5
Palo Alto Networks, Inc., 0.375%, 06/01/25	2.4
Calamos Short-Term Bond Fund - Class I	2.2
Amazon.com, Inc.	2.0
Meta Platforms, Inc. - Class A	1.5
Alphabet, Inc. - Class C	1.2
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.1
Alphabet, Inc. - Class A	1.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MNITSRA-I 24

Calamos Market Neutral Income Fund

Class R6: CVSOX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$90	0.86%

HOW THE FUND PERFORMED

As US economic growth remained resilient and the Federal Reserve began to lower interest rates, the Fund posted a positive return and outperformed the bond market for the 12 months ended October 31, 2024 (“annual period”). All of the Fund’s investment strategies delivered positive returns during the period. The robust performance of the S&P 500 Index supported the hedged equity strategy, while the higher interest rate environment and lower volatility through much of the period contributed to the strategy’s option premium capture. Convertible arbitrage was supported by the upward-trending equity market, narrowing credit spreads, and trade rebalancing generated by individual name volatility. The merger arbitrage strategy contributed despite several deal breaks in January.

GROWTH OF $10,000

	Class R6	Bloomberg U.S. Aggregate Bond Index
6/23/20	$10,000	$10,001
6/30/20	$10,007	$10,027
7/31/20	$10,135	$10,177
8/31/20	$10,225	$10,095
9/30/20	$10,232	$10,089
10/31/20	$10,195	$10,044
11/30/20	$10,382	$10,143
12/31/20	$10,444	$10,157
1/31/21	$10,422	$10,084
2/28/21	$10,512	$9,938
3/31/21	$10,587	$9,814
4/30/21	$10,662	$9,892
5/31/21	$10,707	$9,924
6/30/21	$10,729	$9,994
7/31/21	$10,760	$10,105
8/31/21	$10,820	$10,086
9/30/21	$10,795	$9,999
10/31/21	$10,908	$9,996
11/30/21	$10,878	$10,026
12/31/21	$10,967	$10,000
1/31/22	$10,892	$9,784
2/28/22	$10,793	$9,675
3/31/22	$10,828	$9,407
4/30/22	$10,579	$9,050
5/31/22	$10,503	$9,108
6/30/22	$10,212	$8,965
7/31/22	$10,462	$9,184
8/31/22	$10,439	$8,925
9/30/22	$10,195	$8,539
10/31/22	$10,369	$8,428
11/30/22	$10,528	$8,738
12/31/22	$10,516	$8,699
1/31/23	$10,745	$8,967
2/28/23	$10,714	$8,735
3/31/23	$10,847	$8,957
4/30/23	$10,923	$9,011
5/31/23	$10,962	$8,913
6/30/23	$11,149	$8,881
7/31/23	$11,203	$8,875
8/31/23	$11,233	$8,818
9/30/23	$11,231	$8,594
10/31/23	$11,207	$8,458
11/30/23	$11,385	$8,841
12/31/23	$11,488	$9,180
1/31/24	$11,529	$9,155
2/29/24	$11,618	$9,025
3/31/24	$11,698	$9,109
4/30/24	$11,690	$8,879
5/31/24	$11,804	$9,029
6/30/24	$11,880	$9,115
7/31/24	$11,954	$9,327
8/31/24	$12,076	$9,461
9/30/24	$12,185	$9,588
10/31/24	$12,210	$9,350

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 6/23/20
Class R6	8.94	4.69
Bloomberg U.S. Aggregate Bond Index	10.55	-1.53

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$15,075,236,249	793	35%	$94,602,852

Calamos Market Neutral Income Fund

Class R6: CVSOX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund combined two core strategies, hedged equity and convertible arbitrage, with small allocations to merger arbitrage and special purpose acquisition company (SPAC) arbitrage. Hedged equity represented 52% of the Fund’s allocation on average during the annual period, followed by convertible arbitrage (43%), merger arbitrage (4%), and SPAC arbitrage (1%).

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	34.9
Consumer Discretionary	13.3
Health Care	10.2
Financials	9.9
Communication Services	7.8
Industrials	7.7
Utilities	5.1
Consumer Staples	4.1
Energy	2.6
Other	2.5
Materials	1.8
Real Estate	1.7
Special Purpose Acquisition Companies	0.5
Airlines	0.0

TOP 10 HOLDINGS

% OF NET ASSETS

Apple, Inc.	3.9
NVIDIA Corp.	3.9
Microsoft Corp.	3.5
Palo Alto Networks, Inc., 0.375%, 06/01/25	2.4
Calamos Short-Term Bond Fund - Class I	2.2
Amazon.com, Inc.	2.0
Meta Platforms, Inc. - Class A	1.5
Alphabet, Inc. - Class C	1.2
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.1
Alphabet, Inc. - Class A	1.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MNITSRA-R6 24

Calamos Phineus Long/Short Fund

Class A (With Predecessor): CPLSX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$262	2.43%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund delivered strong, double-digit returns as equity markets rallied. During the period, investors broadly saw resilient economic growth in the US, and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The largest US stocks by market capitalization received much of the attention and provided a significant portion of market gains during the period. In efforts to manage risk around extreme valuations, narrow markets, and exceedingly high expectations for AI-related market leaders, the Fund maintained a low net equity exposure of 19% for the period but managed to capture nearly six points of alpha. Our view that the US was not headed to an imminent recession, discussed at the beginning of the period, was rewarded.

GROWTH OF $10,000

	Class A with sales charge	S&P 500 Total Return Index
10/31/14	$9,527	$9,999
11/30/14	$9,768	$10,267
12/31/14	$9,212	$10,242
1/31/15	$9,128	$9,934
2/28/15	$9,917	$10,505
3/31/15	$9,694	$10,339
4/30/15	$9,981	$10,438
5/31/15	$10,093	$10,572
6/30/15	$10,445	$10,368
7/31/15	$10,538	$10,585
8/31/15	$10,278	$9,946
9/30/15	$9,963	$9,700
10/31/15	$10,334	$10,518
11/30/15	$9,972	$10,550
12/31/15	$9,647	$10,383
1/31/16	$9,054	$9,868
2/29/16	$9,184	$9,855
3/31/16	$9,583	$10,523
4/30/16	$9,731	$10,564
5/31/16	$9,740	$10,754
6/30/16	$9,054	$10,782
7/31/16	$9,471	$11,179
8/31/16	$9,759	$11,195
9/30/16	$9,796	$11,197
10/31/16	$9,991	$10,993
11/30/16	$10,705	$11,400
12/31/16	$10,852	$11,625
1/31/17	$10,862	$11,846
2/28/17	$11,030	$12,316
3/31/17	$11,161	$12,330
4/30/17	$11,245	$12,457
5/31/17	$11,086	$12,632
6/30/17	$11,535	$12,711
7/31/17	$11,517	$12,972
8/31/17	$11,348	$13,012
9/30/17	$11,582	$13,281
10/31/17	$11,535	$13,591
11/30/17	$11,610	$14,007
12/31/17	$11,817	$14,163
1/31/18	$12,092	$14,974
2/28/18	$11,988	$14,422
3/31/18	$12,026	$14,056
4/30/18	$12,045	$14,109
5/31/18	$11,893	$14,449
6/30/18	$11,808	$14,538
7/31/18	$11,950	$15,079
8/31/18	$11,865	$15,571
9/30/18	$11,571	$15,659
10/31/18	$11,496	$14,589
11/30/18	$11,581	$14,886
12/31/18	$11,090	$13,542
1/31/19	$11,592	$14,627
2/28/19	$11,582	$15,097
3/31/19	$11,454	$15,390
4/30/19	$11,631	$16,013
5/31/19	$11,631	$14,996
6/30/19	$11,690	$16,053
7/31/19	$11,779	$16,283
8/31/19	$11,552	$16,025
9/30/19	$11,464	$16,325
10/31/19	$11,444	$16,679
11/30/19	$11,631	$17,284
12/31/19	$11,505	$17,806
1/31/20	$11,456	$17,799
2/29/20	$11,180	$16,334
3/31/20	$10,175	$14,316
4/30/20	$11,032	$16,152
5/31/20	$11,328	$16,921
6/30/20	$11,416	$17,257
7/31/20	$11,003	$18,231
8/31/20	$11,426	$19,541
9/30/20	$11,042	$18,798
10/31/20	$11,013	$18,299
11/30/20	$13,120	$20,302
12/31/20	$13,751	$21,082
1/31/21	$12,933	$20,869
2/28/21	$14,667	$21,445
3/31/21	$15,455	$22,384
4/30/21	$15,898	$23,579
5/31/21	$16,036	$23,743
6/30/21	$15,278	$24,298
7/31/21	$14,992	$24,875
8/31/21	$15,150	$25,631
9/30/21	$15,356	$24,439
10/31/21	$15,219	$26,151
11/30/21	$14,362	$25,970
12/31/21	$14,746	$27,134
1/31/22	$15,839	$25,730
2/28/22	$15,967	$24,959
3/31/22	$15,829	$25,886
4/30/22	$15,209	$23,629
5/31/22	$15,169	$23,672
6/30/22	$14,066	$21,718
7/31/22	$14,706	$23,721
8/31/22	$14,480	$22,753
9/30/22	$13,613	$20,658
10/31/22	$14,391	$22,330
11/30/22	$15,199	$23,578
12/31/22	$14,578	$22,220
1/31/23	$15,494	$23,616
2/28/23	$15,327	$23,040
3/31/23	$14,874	$23,886
4/30/23	$15,012	$24,258
5/31/23	$14,815	$24,364
6/30/23	$15,622	$25,974
7/31/23	$15,701	$26,808
8/31/23	$15,297	$26,381
9/30/23	$15,081	$25,123
10/31/23	$14,696	$24,595
11/30/23	$15,278	$26,841
12/31/23	$15,699	$28,061
1/31/24	$16,020	$28,532
2/29/24	$16,160	$30,056
3/31/24	$16,611	$31,023
4/30/24	$16,811	$29,756
5/31/24	$16,791	$31,231
6/30/24	$16,641	$32,352
7/31/24	$16,891	$32,746
8/31/24	$16,901	$33,540
9/30/24	$16,841	$34,256
10/31/24	$17,021	$33,945

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	15.82	8.26	5.98
Class A with sales charge	10.34	7.21	5.46
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,043,829,683	41	342%	$12,381,860

Calamos Phineus Long/Short Fund

Class A (With Predecessor): CPLSX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

While the Fund invested in the mega-cap, AI-related market leaders, it was to a lesser extent, and the Fund owned a more diversified portfolio than the more narrowly focused equity indices. Fund holdings in industrials and consumer discretionary were strong contributors, and while the market hedges detracted, good selection offset much of the technology underweight.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Industrials	29.5
Information Technology	21.0
Health Care	12.3
Consumer Discretionary	9.6
Communication Services	6.7
Financials	6.3
Other	3.1

TOP 10 HOLDINGS

% OF NET ASSETS

United Airlines Holdings, Inc.	6.0
Oracle Corp.	4.7
Microsoft Corp.	4.5
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	4.4
L3Harris Technologies, Inc.	4.1
Alphabet, Inc. - Class A	4.0
Zimmer Biomet Holdings, Inc.	3.6
Morgan Stanley	3.5
Delta Air Lines, Inc.	3.5
Merck & Company, Inc.	3.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | PLSTSRA-A 24

Calamos Phineus Long/Short Fund

Class C (With Predecessor): CPCLX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$341	3.17%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund delivered strong, double-digit returns as equity markets rallied. During the period, investors broadly saw resilient economic growth in the US, and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The largest US stocks by market capitalization received much of the attention and provided a significant portion of market gains during the period. In efforts to manage risk around extreme valuations, narrow markets, and exceedingly high expectations for AI-related market leaders, the Fund maintained a low net equity exposure of 19% for the period but managed to capture nearly six points of alpha. Our view that the US was not headed to an imminent recession, discussed at the beginning of the period, was rewarded.

GROWTH OF $10,000

	Class C with sales charge	S&P 500 Total Return Index
10/31/14	$10,000	$9,999
11/30/14	$10,250	$10,267
12/31/14	$9,657	$10,242
1/31/15	$9,566	$9,934
2/28/15	$10,382	$10,505
3/31/15	$10,142	$10,339
4/30/15	$10,435	$10,438
5/31/15	$10,553	$10,572
6/30/15	$10,912	$10,368
7/31/15	$10,996	$10,585
8/31/15	$10,726	$9,946
9/30/15	$10,385	$9,700
10/31/15	$10,765	$10,518
11/30/15	$10,385	$10,550
12/31/15	$10,035	$10,383
1/31/16	$9,414	$9,868
2/29/16	$9,541	$9,855
3/31/16	$9,948	$10,523
4/30/16	$10,105	$10,564
5/31/16	$10,105	$10,754
6/30/16	$9,393	$10,782
7/31/16	$9,816	$11,179
8/31/16	$10,105	$11,195
9/30/16	$10,144	$11,197
10/31/16	$10,337	$10,993
11/30/16	$11,069	$11,400
12/31/16	$11,212	$11,625
1/31/17	$11,212	$11,846
2/28/17	$11,377	$12,316
3/31/17	$11,504	$12,330
4/30/17	$11,591	$12,457
5/31/17	$11,416	$12,632
6/30/17	$11,863	$12,711
7/31/17	$11,853	$12,972
8/31/17	$11,669	$13,012
9/30/17	$11,892	$13,281
10/31/17	$11,844	$13,591
11/30/17	$11,912	$14,007
12/31/17	$12,117	$14,163
1/31/18	$12,393	$14,974
2/28/18	$12,275	$14,422
3/31/18	$12,304	$14,056
4/30/18	$12,324	$14,109
5/31/18	$12,157	$14,449
6/30/18	$12,058	$14,538
7/31/18	$12,196	$15,079
8/31/18	$12,098	$15,571
9/30/18	$11,793	$15,659
10/31/18	$11,714	$14,589
11/30/18	$11,793	$14,886
12/31/18	$11,293	$13,542
1/31/19	$11,784	$14,627
2/28/19	$11,774	$15,097
3/31/19	$11,631	$15,390
4/30/19	$11,805	$16,013
5/31/19	$11,794	$14,996
6/30/19	$11,856	$16,053
7/31/19	$11,927	$16,283
8/31/19	$11,702	$16,025
9/30/19	$11,600	$16,325
10/31/19	$11,580	$16,679
11/30/19	$11,754	$17,284
12/31/19	$11,621	$17,806
1/31/20	$11,559	$17,799
2/29/20	$11,273	$16,334
3/31/20	$10,260	$14,316
4/30/20	$11,109	$16,152
5/31/20	$11,406	$16,921
6/30/20	$11,488	$17,257
7/31/20	$11,058	$18,231
8/31/20	$11,477	$19,541
9/30/20	$11,089	$18,798
10/31/20	$11,048	$18,299
11/30/20	$13,165	$20,302
12/31/20	$13,779	$21,082
1/31/21	$12,961	$20,869
2/28/21	$14,689	$21,445
3/31/21	$15,467	$22,384
4/30/21	$15,907	$23,579
5/31/21	$16,029	$23,743
6/30/21	$15,252	$24,298
7/31/21	$14,966	$24,875
8/31/21	$15,109	$25,631
9/30/21	$15,313	$24,439
10/31/21	$15,170	$26,151
11/30/21	$14,301	$25,970
12/31/21	$14,679	$27,134
1/31/22	$15,753	$25,730
2/28/22	$15,866	$24,959
3/31/22	$15,723	$25,886
4/30/22	$15,099	$23,629
5/31/22	$15,047	$23,672
6/30/22	$13,943	$21,718
7/31/22	$14,567	$23,721
8/31/22	$14,342	$22,753
9/30/22	$13,472	$20,658
10/31/22	$14,229	$22,330
11/30/22	$15,027	$23,578
12/31/22	$14,393	$22,220
1/31/23	$15,293	$23,616
2/28/23	$15,119	$23,040
3/31/23	$14,669	$23,886
4/30/23	$14,792	$24,258
5/31/23	$14,587	$24,364
6/30/23	$15,375	$25,974
7/31/23	$15,436	$26,808
8/31/23	$15,027	$26,381
9/30/23	$14,812	$25,123
10/31/23	$14,423	$24,595
11/30/23	$14,986	$26,841
12/31/23	$15,387	$28,061
1/31/24	$15,697	$28,532
2/29/24	$15,821	$30,056
3/31/24	$16,255	$31,023
4/30/24	$16,441	$29,756
5/31/24	$16,410	$31,231
6/30/24	$16,244	$32,352
7/31/24	$16,482	$32,746
8/31/24	$16,482	$33,540
9/30/24	$16,420	$34,256
10/31/24	$16,575	$33,945

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	14.92	7.44	5.18
Class C with sales charge	13.92	7.44	5.18
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,043,829,683	41	342%	$12,381,860

Calamos Phineus Long/Short Fund

Class C (With Predecessor): CPCLX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

While the Fund invested in the mega-cap, AI-related market leaders, it was to a lesser extent, and the Fund owned a more diversified portfolio than the more narrowly focused equity indices. Fund holdings in industrials and consumer discretionary were strong contributors, and while the market hedges detracted, good selection offset much of the technology underweight.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Industrials	29.5
Information Technology	21.0
Health Care	12.3
Consumer Discretionary	9.6
Communication Services	6.7
Financials	6.3
Other	3.1

TOP 10 HOLDINGS

% OF NET ASSETS

United Airlines Holdings, Inc.	6.0
Oracle Corp.	4.7
Microsoft Corp.	4.5
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	4.4
L3Harris Technologies, Inc.	4.1
Alphabet, Inc. - Class A	4.0
Zimmer Biomet Holdings, Inc.	3.6
Morgan Stanley	3.5
Delta Air Lines, Inc.	3.5
Merck & Company, Inc.	3.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | PLSTSRA-C 24

Calamos Phineus Long/Short Fund

Class I (With Predecessor): CPLIX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$236	2.18%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund delivered strong, double-digit returns as equity markets rallied. During the period, investors broadly saw resilient economic growth in the US, and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The largest US stocks by market capitalization received much of the attention and provided a significant portion of market gains during the period. In efforts to manage risk around extreme valuations, narrow markets, and exceedingly high expectations for AI-related market leaders, the Fund maintained a low net equity exposure of 19% for the period but managed to capture nearly six points of alpha. Our view that the US was not headed to an imminent recession, discussed at the beginning of the period, was rewarded.

GROWTH OF $1,000,000

	Class I	S&P 500 Total Return Index
10/31/14	$1,000,000	$1,000,000
11/30/14	$1,025,837	$1,026,895
12/31/14	$967,343	$1,024,308
1/31/15	$959,076	$993,558
2/28/15	$1,041,604	$1,050,661
3/31/15	$1,018,433	$1,034,044
4/30/15	$1,048,681	$1,043,965
5/31/15	$1,061,382	$1,057,389
6/30/15	$1,098,429	$1,036,919
7/31/15	$1,107,810	$1,058,645
8/31/15	$1,081,525	$994,772
9/30/15	$1,047,991	$970,158
10/31/15	$1,087,280	$1,051,995
11/30/15	$1,049,741	$1,055,123
12/31/15	$1,015,318	$1,038,482
1/31/16	$953,326	$986,949
2/29/16	$966,903	$985,617
3/31/16	$1,008,980	$1,052,479
4/30/16	$1,025,124	$1,056,560
5/31/16	$1,027,078	$1,075,533
6/30/16	$954,763	$1,078,321
7/31/16	$999,716	$1,118,077
8/31/16	$1,030,010	$1,119,648
9/30/16	$1,033,919	$1,119,857
10/31/16	$1,055,418	$1,099,430
11/30/16	$1,130,666	$1,140,148
12/31/16	$1,146,180	$1,162,683
1/31/17	$1,147,165	$1,184,735
2/28/17	$1,164,905	$1,231,778
3/31/17	$1,178,703	$1,233,213
4/30/17	$1,188,558	$1,245,879
5/31/17	$1,171,804	$1,263,412
6/30/17	$1,219,110	$1,271,298
7/31/17	$1,218,124	$1,297,439
8/31/17	$1,200,384	$1,301,412
9/30/17	$1,225,023	$1,328,257
10/31/17	$1,221,081	$1,359,252
11/30/17	$1,228,965	$1,400,939
12/31/17	$1,251,812	$1,416,515
1/31/18	$1,280,738	$1,497,616
2/28/18	$1,269,766	$1,442,420
3/31/18	$1,273,756	$1,405,763
4/30/18	$1,275,751	$1,411,157
5/31/18	$1,259,792	$1,445,140
6/30/18	$1,250,814	$1,454,035
7/31/18	$1,266,774	$1,508,146
8/31/18	$1,257,797	$1,557,288
9/30/18	$1,226,875	$1,566,152
10/31/18	$1,219,893	$1,459,105
11/30/18	$1,228,870	$1,488,839
12/31/18	$1,177,473	$1,354,412
1/31/19	$1,230,335	$1,462,948
2/28/19	$1,229,298	$1,509,921
3/31/19	$1,215,824	$1,539,260
4/30/19	$1,235,517	$1,601,584
5/31/19	$1,235,517	$1,499,806
6/30/19	$1,242,773	$1,605,508
7/31/19	$1,252,101	$1,628,584
8/31/19	$1,228,262	$1,602,785
9/30/19	$1,218,933	$1,632,774
10/31/19	$1,217,897	$1,668,138
11/30/19	$1,237,590	$1,728,690
12/31/19	$1,224,194	$1,780,867
1/31/20	$1,218,990	$1,780,169
2/29/20	$1,189,842	$1,633,628
3/31/20	$1,083,662	$1,431,852
4/30/20	$1,174,227	$1,615,407
5/31/20	$1,206,498	$1,692,345
6/30/20	$1,215,867	$1,726,003
7/31/20	$1,172,145	$1,823,324
8/31/20	$1,217,949	$1,954,384
9/30/20	$1,176,309	$1,880,123
10/31/20	$1,173,186	$1,830,125
11/30/20	$1,400,120	$2,030,458
12/31/20	$1,466,743	$2,108,526
1/31/21	$1,380,342	$2,087,238
2/28/21	$1,565,636	$2,144,792
3/31/21	$1,649,956	$2,238,725
4/30/21	$1,697,841	$2,358,203
5/31/21	$1,712,415	$2,374,673
6/30/21	$1,631,218	$2,430,111
7/31/21	$1,601,030	$2,487,837
8/31/21	$1,618,727	$2,563,481
9/30/21	$1,640,587	$2,444,255
10/31/21	$1,627,054	$2,615,503
11/30/21	$1,535,448	$2,597,381
12/31/21	$1,577,087	$2,713,786
1/31/22	$1,693,677	$2,573,356
2/28/22	$1,708,251	$2,496,304
3/31/22	$1,693,677	$2,588,992
4/30/22	$1,627,054	$2,363,228
5/31/22	$1,623,931	$2,367,562
6/30/22	$1,506,301	$2,172,135
7/31/22	$1,575,005	$2,372,415
8/31/22	$1,551,063	$2,275,665
9/30/22	$1,458,415	$2,066,077
10/31/22	$1,541,694	$2,233,350
11/30/22	$1,629,136	$2,358,160
12/31/22	$1,561,969	$2,222,295
1/31/23	$1,661,935	$2,361,931
2/28/23	$1,644,233	$2,304,301
3/31/23	$1,596,333	$2,388,902
4/30/23	$1,610,911	$2,426,190
5/31/23	$1,590,085	$2,436,736
6/30/23	$1,677,555	$2,597,745
7/31/23	$1,685,885	$2,681,196
8/31/23	$1,642,150	$2,638,508
9/30/23	$1,619,241	$2,512,709
10/31/23	$1,578,630	$2,459,875
11/30/23	$1,641,109	$2,684,525
12/31/23	$1,687,500	$2,806,485
1/31/24	$1,722,502	$2,853,645
2/29/24	$1,737,351	$3,006,018
3/31/24	$1,786,141	$3,102,735
4/30/24	$1,808,415	$2,976,004
5/31/24	$1,806,293	$3,123,570
6/30/24	$1,790,384	$3,235,649
7/31/24	$1,817,961	$3,275,035
8/31/24	$1,819,021	$3,354,475
9/30/24	$1,813,718	$3,426,117
10/31/24	$1,832,810	$3,395,049

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	16.10	8.52	6.25
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,043,829,683	41	342%	$12,381,860

Calamos Phineus Long/Short Fund

Class I (With Predecessor): CPLIX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

While the Fund invested in the mega-cap, AI-related market leaders, it was to a lesser extent, and the Fund owned a more diversified portfolio than the more narrowly focused equity indices. Fund holdings in industrials and consumer discretionary were strong contributors, and while the market hedges detracted, good selection offset much of the technology underweight.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Industrials	29.5
Information Technology	21.0
Health Care	12.3
Consumer Discretionary	9.6
Communication Services	6.7
Financials	6.3
Other	3.1

TOP 10 HOLDINGS

% OF NET ASSETS

United Airlines Holdings, Inc.	6.0
Oracle Corp.	4.7
Microsoft Corp.	4.5
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	4.4
L3Harris Technologies, Inc.	4.1
Alphabet, Inc. - Class A	4.0
Zimmer Biomet Holdings, Inc.	3.6
Morgan Stanley	3.5
Delta Air Lines, Inc.	3.5
Merck & Company, Inc.	3.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | PLSTSRA-I 24

Calamos Select Fund

Class A: CVAAX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$136	1.15%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated robust returns as the portfolio’s growth stocks were strongly in favor. During the period, investors broadly benefited from resilient economic growth in the US and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The largest US stocks by market capitalization received much attention and made impressive gains during the period. AI-related names especially saw significant growth in cash flows and earnings. The Fund was wisely positioned in five of those top-six names. The Fund’s sector allocations were also additive, with a slight underweight to energy providing the most lift. An overweight to health care was a slight drag, as was selection among consumer discretionary names.

GROWTH OF $10,000

	Class A with sales charge	S&P 500 Total Return Index
10/31/14	$9,526	$9,999
11/30/14	$9,513	$10,267
12/31/14	$9,455	$10,242
1/31/15	$9,100	$9,934
2/28/15	$9,551	$10,505
3/31/15	$9,414	$10,339
4/30/15	$9,517	$10,438
5/31/15	$9,626	$10,572
6/30/15	$9,442	$10,368
7/31/15	$9,503	$10,585
8/31/15	$8,929	$9,946
9/30/15	$8,696	$9,700
10/31/15	$9,305	$10,518
11/30/15	$9,318	$10,550
12/31/15	$9,077	$10,383
1/31/16	$8,586	$9,868
2/29/16	$8,534	$9,855
3/31/16	$9,085	$10,523
4/30/16	$9,219	$10,564
5/31/16	$9,308	$10,754
6/30/16	$9,293	$10,782
7/31/16	$9,516	$11,179
8/31/16	$9,583	$11,195
9/30/16	$9,539	$11,197
10/31/16	$9,375	$10,993
11/30/16	$9,881	$11,400
12/31/16	$10,123	$11,625
1/31/17	$10,123	$11,846
2/28/17	$10,475	$12,316
3/31/17	$10,348	$12,330
4/30/17	$10,392	$12,457
5/31/17	$10,505	$12,632
6/30/17	$10,580	$12,711
7/31/17	$10,782	$12,972
8/31/17	$10,842	$13,012
9/30/17	$11,097	$13,281
10/31/17	$11,397	$13,591
11/30/17	$11,719	$14,007
12/31/17	$11,858	$14,163
1/31/18	$12,393	$14,974
2/28/18	$11,928	$14,422
3/31/18	$11,657	$14,056
4/30/18	$11,765	$14,109
5/31/18	$11,975	$14,449
6/30/18	$11,882	$14,538
7/31/18	$12,269	$15,079
8/31/18	$12,618	$15,571
9/30/18	$12,672	$15,659
10/31/18	$11,913	$14,589
11/30/18	$12,192	$14,886
12/31/18	$11,062	$13,542
1/31/19	$11,865	$14,627
2/28/19	$12,188	$15,097
3/31/19	$12,280	$15,390
4/30/19	$12,705	$16,013
5/31/19	$11,846	$14,996
6/30/19	$12,687	$16,053
7/31/19	$12,917	$16,283
8/31/19	$12,687	$16,025
9/30/19	$12,927	$16,325
10/31/19	$13,121	$16,679
11/30/19	$13,508	$17,284
12/31/19	$13,925	$17,806
1/31/20	$13,758	$17,799
2/29/20	$12,597	$16,334
3/31/20	$10,720	$14,316
4/30/20	$12,086	$16,152
5/31/20	$12,959	$16,921
6/30/20	$13,135	$17,257
7/31/20	$13,888	$18,231
8/31/20	$14,891	$19,541
9/30/20	$14,269	$18,798
10/31/20	$13,869	$18,299
11/30/20	$15,467	$20,302
12/31/20	$16,200	$21,082
1/31/21	$15,947	$20,869
2/28/21	$16,580	$21,445
3/31/21	$17,009	$22,384
4/30/21	$18,072	$23,579
5/31/21	$18,081	$23,743
6/30/21	$18,617	$24,298
7/31/21	$19,046	$24,875
8/31/21	$19,563	$25,631
9/30/21	$18,647	$24,439
10/31/21	$19,963	$26,151
11/30/21	$19,573	$25,970
12/31/21	$20,236	$27,134
1/31/22	$19,065	$25,730
2/28/22	$18,612	$24,959
3/31/22	$19,287	$25,886
4/30/22	$17,547	$23,629
5/31/22	$17,346	$23,672
6/30/22	$16,123	$21,718
7/31/22	$17,568	$23,721
8/31/22	$16,988	$22,753
9/30/22	$15,522	$20,658
10/31/22	$16,724	$22,330
11/30/22	$17,515	$23,578
12/31/22	$16,418	$22,220
1/31/23	$17,350	$23,616
2/28/23	$16,851	$23,040
3/31/23	$17,458	$23,886
4/30/23	$17,848	$24,258
5/31/23	$18,043	$24,364
6/30/23	$19,126	$25,974
7/31/23	$19,656	$26,808
8/31/23	$19,364	$26,381
9/30/23	$18,400	$25,123
10/31/23	$18,162	$24,595
11/30/23	$19,906	$26,841
12/31/23	$20,757	$28,061
1/31/24	$21,231	$28,532
2/29/24	$22,426	$30,056
3/31/24	$22,934	$31,023
4/30/24	$22,144	$29,756
5/31/24	$23,171	$31,231
6/30/24	$24,333	$32,352
7/31/24	$24,107	$32,746
8/31/24	$24,615	$33,540
9/30/24	$25,032	$34,256
10/31/24	$24,795	$33,945

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	36.52	13.58	10.04
Class A with sales charge	30.01	12.47	9.51
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$56,097,236	49	33%	$524,530

Calamos Select Fund

Class A: CVAAX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund owns a more focused portfolio of approximately 50 stocks at any given time, looking for quality growth companies, exemplified by superior balance sheets and steady, potentially improving free cash flows.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.8
Consumer Discretionary	12.9
Financials	11.4
Health Care	11.2
Communication Services	11.0
Industrials	7.7
Consumer Staples	3.3
Energy	3.3
Materials	3.2
Utilities	1.5
Real Estate	1.5

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.2
Apple, Inc.	6.9
Microsoft Corp.	6.2
Alphabet, Inc. - Class A	5.7
Amazon.com, Inc.	5.6
Broadcom, Inc.	2.7
Home Depot, Inc.	2.5
Netflix, Inc.	2.5
Eli Lilly & Company	2.3
Visa, Inc. - Class A	2.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SELTSRA-A 24

Calamos Select Fund

Class C: CVACX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$224	1.90%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated robust returns as the portfolio’s growth stocks were strongly in favor. During the period, investors broadly benefited from resilient economic growth in the US and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The largest US stocks by market capitalization received much attention and made impressive gains during the period. AI-related names especially saw significant growth in cash flows and earnings. The Fund was wisely positioned in five of those top-six names. The Fund’s sector allocations were also additive, with a slight underweight to energy providing the most lift. An overweight to health care was a slight drag, as was selection among consumer discretionary names.

GROWTH OF $10,000

	Class C with sales charge	S&P 500 Total Return Index
10/31/14	$10,000	$9,999
11/30/14	$9,985	$10,267
12/31/14	$9,918	$10,242
1/31/15	$9,542	$9,934
2/28/15	$10,004	$10,505
3/31/15	$9,855	$10,339
4/30/15	$9,957	$10,438
5/31/15	$10,067	$10,572
6/30/15	$9,871	$10,368
7/31/15	$9,926	$10,585
8/31/15	$9,315	$9,946
9/30/15	$9,072	$9,700
10/31/15	$9,699	$10,518
11/30/15	$9,706	$10,550
12/31/15	$9,448	$10,383
1/31/16	$8,929	$9,868
2/29/16	$8,869	$9,855
3/31/16	$9,431	$10,523
4/30/16	$9,567	$10,564
5/31/16	$9,661	$10,754
6/30/16	$9,636	$10,782
7/31/16	$9,865	$11,179
8/31/16	$9,925	$11,195
9/30/16	$9,874	$11,197
10/31/16	$9,695	$10,993
11/30/16	$10,214	$11,400
12/31/16	$10,458	$11,625
1/31/17	$10,458	$11,846
2/28/17	$10,808	$12,316
3/31/17	$10,671	$12,330
4/30/17	$10,714	$12,457
5/31/17	$10,816	$12,632
6/30/17	$10,893	$12,711
7/31/17	$11,089	$12,972
8/31/17	$11,148	$13,012
9/30/17	$11,395	$13,281
10/31/17	$11,702	$13,591
11/30/17	$12,017	$14,007
12/31/17	$12,160	$14,163
1/31/18	$12,698	$14,974
2/28/18	$12,213	$14,422
3/31/18	$11,931	$14,056
4/30/18	$12,037	$14,109
5/31/18	$12,239	$14,449
6/30/18	$12,134	$14,538
7/31/18	$12,530	$15,079
8/31/18	$12,874	$15,571
9/30/18	$12,918	$15,659
10/31/18	$12,142	$14,589
11/30/18	$12,416	$14,886
12/31/18	$11,256	$13,542
1/31/19	$12,062	$14,627
2/28/19	$12,395	$15,097
3/31/19	$12,480	$15,390
4/30/19	$12,899	$16,013
5/31/19	$12,019	$14,996
6/30/19	$12,867	$16,053
7/31/19	$13,093	$16,283
8/31/19	$12,846	$16,025
9/30/19	$13,082	$16,325
10/31/19	$13,275	$16,679
11/30/19	$13,651	$17,284
12/31/19	$14,070	$17,806
1/31/20	$13,887	$17,799
2/29/20	$12,706	$16,334
3/31/20	$10,816	$14,316
4/30/20	$12,180	$16,152
5/31/20	$13,050	$16,921
6/30/20	$13,222	$17,257
7/31/20	$13,973	$18,231
8/31/20	$14,972	$19,541
9/30/20	$14,339	$18,798
10/31/20	$13,920	$18,299
11/30/20	$15,520	$20,302
12/31/20	$16,249	$21,082
1/31/21	$15,988	$20,869
2/28/21	$16,613	$21,445
3/31/21	$17,033	$22,384
4/30/21	$18,089	$23,579
5/31/21	$18,077	$23,743
6/30/21	$18,600	$24,298
7/31/21	$19,020	$24,875
8/31/21	$19,520	$25,631
9/30/21	$18,600	$24,439
10/31/21	$19,894	$26,151
11/30/21	$19,497	$25,970
12/31/21	$20,143	$27,134
1/31/22	$18,972	$25,730
2/28/22	$18,511	$24,959
3/31/22	$19,171	$25,886
4/30/22	$17,427	$23,629
5/31/22	$17,215	$23,672
6/30/22	$15,995	$21,718
7/31/22	$17,415	$23,721
8/31/22	$16,829	$22,753
9/30/22	$15,372	$20,658
10/31/22	$16,543	$22,330
11/30/22	$17,315	$23,578
12/31/22	$16,231	$22,220
1/31/23	$17,132	$23,616
2/28/23	$16,630	$23,040
3/31/23	$17,222	$23,886
4/30/23	$17,595	$24,258
5/31/23	$17,775	$24,364
6/30/23	$18,829	$25,974
7/31/23	$19,344	$26,808
8/31/23	$19,048	$26,381
9/30/23	$18,083	$25,123
10/31/23	$17,826	$24,595
11/30/23	$19,537	$26,841
12/31/23	$20,354	$28,061
1/31/24	$20,814	$28,532
2/29/24	$21,963	$30,056
3/31/24	$22,449	$31,023
4/30/24	$21,665	$29,756
5/31/24	$22,652	$31,231
6/30/24	$23,774	$32,352
7/31/24	$23,544	$32,746
8/31/24	$24,017	$33,540
9/30/24	$24,409	$34,256
10/31/24	$24,166	$33,945

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	35.56	12.73	9.22
Class C with sales charge	34.56	12.73	9.22
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$56,097,236	49	33%	$524,530

Calamos Select Fund

Class C: CVACX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund owns a more focused portfolio of approximately 50 stocks at any given time, looking for quality growth companies, exemplified by superior balance sheets and steady, potentially improving free cash flows.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.8
Consumer Discretionary	12.9
Financials	11.4
Health Care	11.2
Communication Services	11.0
Industrials	7.7
Consumer Staples	3.3
Energy	3.3
Materials	3.2
Utilities	1.5
Real Estate	1.5

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.2
Apple, Inc.	6.9
Microsoft Corp.	6.2
Alphabet, Inc. - Class A	5.7
Amazon.com, Inc.	5.6
Broadcom, Inc.	2.7
Home Depot, Inc.	2.5
Netflix, Inc.	2.5
Eli Lilly & Company	2.3
Visa, Inc. - Class A	2.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SELTSRA-C 24

Calamos Select Fund

Class I: CVAIX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$107	0.90%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated robust returns as the portfolio’s growth stocks were strongly in favor. During the period, investors broadly benefited from resilient economic growth in the US and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The largest US stocks by market capitalization received much attention and made impressive gains during the period. AI-related names especially saw significant growth in cash flows and earnings. The Fund was wisely positioned in five of those top-six names. The Fund’s sector allocations were also additive, with a slight underweight to energy providing the most lift. An overweight to health care was a slight drag, as was selection among consumer discretionary names.

GROWTH OF $1,000,000

	Class I	S&P 500 Total Return Index
10/31/14	$1,000,000	$1,000,000
11/30/14	$999,352	$1,026,895
12/31/14	$993,270	$1,024,308
1/31/15	$956,093	$993,558
2/28/15	$1,003,792	$1,050,661
3/31/15	$989,061	$1,034,044
4/30/15	$1,000,285	$1,043,965
5/31/15	$1,012,210	$1,057,389
6/30/15	$993,270	$1,036,919
7/31/15	$999,583	$1,058,645
8/31/15	$939,258	$994,772
9/30/15	$915,408	$970,158
10/31/15	$979,241	$1,051,995
11/30/15	$980,644	$1,055,123
12/31/15	$955,935	$1,038,482
1/31/16	$903,974	$986,949
2/29/16	$898,625	$985,617
3/31/16	$956,699	$1,052,479
4/30/16	$971,218	$1,056,560
5/31/16	$981,152	$1,075,533
6/30/16	$979,623	$1,078,321
7/31/16	$1,003,312	$1,118,077
8/31/16	$1,010,953	$1,119,648
9/30/16	$1,006,368	$1,119,857
10/31/16	$988,793	$1,099,430
11/30/16	$1,043,047	$1,140,148
12/31/16	$1,068,237	$1,162,683
1/31/17	$1,069,009	$1,184,735
2/28/17	$1,106,031	$1,231,778
3/31/17	$1,092,919	$1,233,213
4/30/17	$1,098,318	$1,245,879
5/31/17	$1,109,887	$1,263,412
6/30/17	$1,118,371	$1,271,298
7/31/17	$1,139,967	$1,297,439
8/31/17	$1,146,138	$1,301,412
9/30/17	$1,173,133	$1,328,257
10/31/17	$1,205,527	$1,359,252
11/30/17	$1,239,464	$1,400,939
12/31/17	$1,255,132	$1,416,515
1/31/18	$1,311,893	$1,497,616
2/28/18	$1,262,327	$1,442,420
3/31/18	$1,234,347	$1,405,763
4/30/18	$1,246,338	$1,411,157
5/31/18	$1,267,923	$1,445,140
6/30/18	$1,258,330	$1,454,035
7/31/18	$1,299,901	$1,508,146
8/31/18	$1,337,475	$1,557,288
9/30/18	$1,343,072	$1,566,152
10/31/18	$1,263,127	$1,459,105
11/30/18	$1,292,706	$1,488,839
12/31/18	$1,173,500	$1,354,412
1/31/19	$1,258,412	$1,462,948
2/28/19	$1,293,712	$1,509,921
3/31/19	$1,303,253	$1,539,260
4/30/19	$1,348,094	$1,601,584
5/31/19	$1,258,412	$1,499,806
6/30/19	$1,347,140	$1,605,508
7/31/19	$1,372,900	$1,628,584
8/31/19	$1,348,094	$1,602,785
9/30/19	$1,373,854	$1,632,774
10/31/19	$1,394,843	$1,668,138
11/30/19	$1,435,868	$1,728,690
12/31/19	$1,481,285	$1,780,867
1/31/20	$1,463,009	$1,780,169
2/29/20	$1,339,889	$1,633,628
3/31/20	$1,140,782	$1,431,852
4/30/20	$1,286,986	$1,615,407
5/31/20	$1,379,326	$1,692,345
6/30/20	$1,398,564	$1,726,003
7/31/20	$1,478,399	$1,823,324
8/31/20	$1,586,129	$1,954,384
9/30/20	$1,519,760	$1,880,123
10/31/20	$1,477,437	$1,830,125
11/30/20	$1,648,651	$2,030,458
12/31/20	$1,726,479	$2,108,526
1/31/21	$1,700,274	$2,087,238
2/28/21	$1,767,801	$2,144,792
3/31/21	$1,814,163	$2,238,725
4/30/21	$1,928,052	$2,358,203
5/31/21	$1,929,060	$2,374,673
6/30/21	$1,986,509	$2,430,111
7/31/21	$2,032,870	$2,487,837
8/31/21	$2,088,303	$2,563,481
9/30/21	$1,990,540	$2,444,255
10/31/21	$2,131,642	$2,615,503
11/30/21	$2,090,319	$2,597,381
12/31/21	$2,162,945	$2,713,786
1/31/22	$2,037,762	$2,573,356
2/28/22	$1,989,866	$2,496,304
3/31/22	$2,061,710	$2,588,992
4/30/22	$1,876,657	$2,363,228
5/31/22	$1,854,886	$2,367,562
6/30/22	$1,725,349	$2,172,135
7/31/22	$1,879,923	$2,372,415
8/31/22	$1,818,964	$2,275,665
9/30/22	$1,662,213	$2,066,077
10/31/22	$1,790,662	$2,233,350
11/30/22	$1,875,568	$2,358,160
12/31/22	$1,759,103	$2,222,295
1/31/23	$1,858,506	$2,361,931
2/28/23	$1,806,012	$2,304,301
3/31/23	$1,870,792	$2,388,902
4/30/23	$1,914,351	$2,426,190
5/31/23	$1,934,455	$2,436,736
6/30/23	$2,050,611	$2,597,745
7/31/23	$2,108,690	$2,681,196
8/31/23	$2,078,534	$2,638,508
9/30/23	$1,974,663	$2,512,709
10/31/23	$1,948,974	$2,459,875
11/30/23	$2,137,729	$2,684,525
12/31/23	$2,229,322	$2,806,485
1/31/24	$2,280,437	$2,853,645
2/29/24	$2,409,387	$3,006,018
3/31/24	$2,463,987	$3,102,735
4/30/24	$2,380,344	$2,976,004
5/31/24	$2,490,706	$3,123,570
6/30/24	$2,616,171	$3,235,649
7/31/24	$2,592,937	$3,275,035
8/31/24	$2,647,537	$3,354,475
9/30/24	$2,692,844	$3,426,117
10/31/24	$2,668,448	$3,395,049

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	36.92	13.85	10.31
S&P 500 Total Return Index	38.06	15.27	13.00

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$56,097,236	49	33%	$524,530

Calamos Select Fund

Class I: CVAIX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund owns a more focused portfolio of approximately 50 stocks at any given time, looking for quality growth companies, exemplified by superior balance sheets and steady, potentially improving free cash flows.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.8
Consumer Discretionary	12.9
Financials	11.4
Health Care	11.2
Communication Services	11.0
Industrials	7.7
Consumer Staples	3.3
Energy	3.3
Materials	3.2
Utilities	1.5
Real Estate	1.5

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.2
Apple, Inc.	6.9
Microsoft Corp.	6.2
Alphabet, Inc. - Class A	5.7
Amazon.com, Inc.	5.6
Broadcom, Inc.	2.7
Home Depot, Inc.	2.5
Netflix, Inc.	2.5
Eli Lilly & Company	2.3
Visa, Inc. - Class A	2.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SELTSRA-I 24

Calamos Timpani Small Cap Growth Fund

Class A: CTASX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$166	1.30%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated impressive returns as the portfolio’s growth stocks were strongly in favor for the period, outperforming benchmarks and peer group averages. During the period, investors broadly benefited from resilient economic growth in the US and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The Fund’s outperformance was derived from security selection in multiple sectors, most significantly industrials and health care names. Although small caps did not lead the market over the annual period, our stock picking carried the day.

GROWTH OF $10,000

	Class A with sales charge	Russell 3000 Total Return Index
10/31/14	$9,528	$10,000
11/30/14	$9,673	$10,242
12/31/14	$9,903	$10,242
1/31/15	$9,546	$9,957
2/28/15	$10,630	$10,533
3/31/15	$10,581	$10,426
4/30/15	$10,291	$10,473
5/31/15	$10,654	$10,618
6/30/15	$11,187	$10,441
7/31/15	$11,581	$10,615
8/31/15	$10,442	$9,974
9/30/15	$9,788	$9,684
10/31/15	$10,006	$10,449
11/30/15	$10,151	$10,507
12/31/15	$9,600	$10,291
1/31/16	$8,468	$9,710
2/29/16	$8,346	$9,707
3/31/16	$8,777	$10,391
4/30/16	$8,843	$10,455
5/31/16	$8,928	$10,642
6/30/16	$8,855	$10,664
7/31/16	$9,394	$11,087
8/31/16	$9,316	$11,115
9/30/16	$9,570	$11,133
10/31/16	$8,879	$10,892
11/30/16	$9,534	$11,380
12/31/16	$9,461	$11,602
1/31/17	$9,637	$11,820
2/28/17	$9,885	$12,260
3/31/17	$10,339	$12,268
4/30/17	$10,624	$12,398
5/31/17	$10,957	$12,525
6/30/17	$11,230	$12,638
7/31/17	$11,478	$12,876
8/31/17	$11,623	$12,901
9/30/17	$11,914	$13,216
10/31/17	$12,308	$13,504
11/30/17	$12,810	$13,914
12/31/17	$12,829	$14,053
1/31/18	$13,307	$14,794
2/28/18	$13,234	$14,248
3/31/18	$13,525	$13,962
4/30/18	$13,580	$14,016
5/31/18	$14,979	$14,411
6/30/18	$15,154	$14,505
7/31/18	$15,130	$14,987
8/31/18	$17,002	$15,513
9/30/18	$16,735	$15,539
10/31/18	$14,434	$14,395
11/30/18	$14,367	$14,683
12/31/18	$12,770	$13,316
1/31/19	$14,121	$14,459
2/28/19	$15,114	$14,968
3/31/19	$14,933	$15,186
4/30/19	$15,303	$15,793
5/31/19	$14,621	$14,771
6/30/19	$15,803	$15,808
7/31/19	$15,952	$16,043
8/31/19	$15,322	$15,716
9/30/19	$14,270	$15,992
10/31/19	$14,497	$16,336
11/30/19	$15,166	$16,957
12/31/19	$15,356	$17,447
1/31/20	$15,752	$17,428
2/29/20	$15,185	$16,001
3/31/20	$12,589	$13,801
4/30/20	$14,181	$15,628
5/31/20	$16,291	$16,464
6/30/20	$17,726	$16,841
7/31/20	$19,160	$17,797
8/31/20	$19,693	$19,086
9/30/20	$19,577	$18,391
10/31/20	$19,939	$17,994
11/30/20	$22,535	$20,183
12/31/20	$25,015	$21,091
1/31/21	$26,823	$20,998
2/28/21	$28,879	$21,654
3/31/21	$27,510	$22,430
4/30/21	$28,850	$23,586
5/31/21	$27,262	$23,694
6/30/21	$28,765	$24,278
7/31/21	$27,929	$24,689
8/31/21	$28,461	$25,393
9/30/21	$27,503	$24,253
10/31/21	$29,992	$25,894
11/30/21	$28,127	$25,499
12/31/21	$27,227	$26,504
1/31/22	$22,278	$24,944
2/28/22	$22,306	$24,316
3/31/22	$22,412	$25,105
4/30/22	$19,371	$22,852
5/31/22	$18,974	$22,821
6/30/22	$17,024	$20,912
7/31/22	$18,917	$22,874
8/31/22	$18,938	$22,020
9/30/22	$17,293	$19,978
10/31/22	$18,683	$21,617
11/30/22	$18,321	$22,745
12/31/22	$17,024	$21,413
1/31/23	$17,449	$22,888
2/28/23	$17,563	$22,353
3/31/23	$17,938	$22,951
4/30/23	$17,428	$23,195
5/31/23	$17,669	$23,285
6/30/23	$19,087	$24,875
7/31/23	$19,264	$25,767
8/31/23	$18,690	$25,270
9/30/23	$17,073	$24,066
10/31/23	$15,740	$23,428
11/30/23	$16,861	$25,613
12/31/23	$18,272	$26,971
1/31/24	$18,555	$27,270
2/29/24	$20,916	$28,746
3/31/24	$21,760	$29,674
4/30/24	$20,597	$28,368
5/31/24	$22,420	$29,708
6/30/24	$22,441	$30,628
7/31/24	$22,958	$31,197
8/31/24	$23,795	$31,876
9/30/24	$24,532	$32,536
10/31/24	$24,483	$32,297

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	55.54	11.05	9.90
Class A with sales charge	48.13	9.98	9.37
Russell 3000 Total Return Index	37.85	14.60	12.44

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$347,372,636	104	229%	$2,629,099

Calamos Timpani Small Cap Growth Fund

Class A: CTASX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. While the skeptics will say that a significant percentage of small-cap companies are currently unprofitable businesses, our approach focuses on those that are either generating profits or have tremendous growth potential that leads to profitability near term.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Health Care	30.9
Information Technology	24.7
Industrials	18.9
Consumer Discretionary	10.6
Financials	6.2
Consumer Staples	4.1
Materials	2.2
Real Estate	1.5
Communication Services	0.4
Energy	0.3

TOP 10 HOLDINGS

% OF NET ASSETS

Sterling Infrastructure, Inc.	3.4
RadNet, Inc.	3.2
ADMA Biologics, Inc.	3.2
GeneDx Holdings Corp.	2.9
FTAI Aviation, Ltd.	2.9
Axon Enterprise, Inc.	2.6
Piper Sandler Companies	2.2
Zeta Global Holdings Corp. - Class A	2.1
Rush Street Interactive, Inc.	2.1
Stride, Inc.	2.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SCGTSRA-A 24

Calamos Timpani Small Cap Growth Fund

Class C: CTCSX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$261	2.05%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated impressive returns as the portfolio’s growth stocks were strongly in favor for the period, outperforming benchmarks and peer group averages. During the period, investors broadly benefited from resilient economic growth in the US and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The Fund’s outperformance was derived from security selection in multiple sectors, most significantly industrials and health care names. Although small caps did not lead the market over the annual period, our stock picking carried the day.

GROWTH OF $10,000

	Class C with sales charge	Russell 3000 Total Return Index
6/25/21	$10,000	$10,004
6/30/21	$9,976	$10,024
7/31/21	$9,680	$10,194
8/31/21	$9,859	$10,484
9/30/21	$9,520	$10,014
10/31/21	$10,375	$10,691
11/30/21	$9,726	$10,529
12/31/21	$9,408	$10,943
1/31/22	$7,695	$10,299
2/28/22	$7,697	$10,040
3/31/22	$7,731	$10,365
4/30/22	$6,679	$9,435
5/31/22	$6,538	$9,423
6/30/22	$5,860	$8,634
7/31/22	$6,507	$9,444
8/31/22	$6,512	$9,092
9/30/22	$5,941	$8,249
10/31/22	$6,414	$8,925
11/30/22	$6,285	$9,391
12/31/22	$5,839	$8,841
1/31/23	$5,982	$9,450
2/28/23	$6,015	$9,229
3/31/23	$6,139	$9,476
4/30/23	$5,963	$9,577
5/31/23	$6,042	$9,614
6/30/23	$6,521	$10,271
7/31/23	$6,578	$10,639
8/31/23	$6,378	$10,434
9/30/23	$5,822	$9,937
10/31/23	$5,364	$9,673
11/30/23	$5,743	$10,575
12/31/23	$6,218	$11,136
1/31/24	$6,311	$11,260
2/29/24	$7,110	$11,869
3/31/24	$7,394	$12,252
4/30/24	$6,994	$11,713
5/31/24	$7,607	$12,266
6/30/24	$7,609	$12,646
7/31/24	$7,781	$12,881
8/31/24	$8,060	$13,161
9/30/24	$8,304	$13,434
10/31/24	$8,282	$13,335

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 6/25/21
Class C without sales charge	54.40	-5.48
Class C with sales charge	53.40	-5.48
Russell 3000 Total Return Index	37.85	8.98

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$347,372,636	104	229%	$2,629,099

Calamos Timpani Small Cap Growth Fund

Class C: CTCSX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. While the skeptics will say that a significant percentage of small-cap companies are currently unprofitable businesses, our approach focuses on those that are either generating profits or have tremendous growth potential that leads to profitability near term.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Health Care	30.9
Information Technology	24.7
Industrials	18.9
Consumer Discretionary	10.6
Financials	6.2
Consumer Staples	4.1
Materials	2.2
Real Estate	1.5
Communication Services	0.4
Energy	0.3

TOP 10 HOLDINGS

% OF NET ASSETS

Sterling Infrastructure, Inc.	3.4
RadNet, Inc.	3.2
ADMA Biologics, Inc.	3.2
GeneDx Holdings Corp.	2.9
FTAI Aviation, Ltd.	2.9
Axon Enterprise, Inc.	2.6
Piper Sandler Companies	2.2
Zeta Global Holdings Corp. - Class A	2.1
Rush Street Interactive, Inc.	2.1
Stride, Inc.	2.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SCGTSRA-C 24

Calamos Timpani Small Cap Growth Fund

Class I: CTSIX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$134	1.05%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated impressive returns as the portfolio’s growth stocks were strongly in favor for the period, outperforming benchmarks and peer group averages. During the period, investors broadly benefited from resilient economic growth in the US and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The Fund’s outperformance was derived from security selection in multiple sectors, most significantly industrials and health care names. Although small caps did not lead the market over the annual period, our stock picking carried the day.

GROWTH OF $1,000,000

	Class I	Russell 3000 Total Return Index
10/31/14	$1,000,000	$999,997
11/30/14	$1,015,209	$1,024,232
12/31/14	$1,039,924	$1,024,219
1/31/15	$1,003,169	$995,715
2/28/15	$1,116,603	$1,053,367
3/31/15	$1,112,167	$1,042,657
4/30/15	$1,081,749	$1,047,374
5/31/15	$1,121,039	$1,061,862
6/30/15	$1,177,440	$1,044,095
7/31/15	$1,218,631	$1,061,558
8/31/15	$1,099,493	$997,473
9/30/15	$1,031,052	$968,406
10/31/15	$1,053,866	$1,044,896
11/30/15	$1,069,708	$1,050,689
12/31/15	$1,012,041	$1,029,122
1/31/16	$892,902	$971,055
2/29/16	$880,228	$970,742
3/31/16	$926,489	$1,039,088
4/30/16	$933,460	$1,045,528
5/31/16	$942,332	$1,064,233
6/30/16	$935,995	$1,066,421
7/31/16	$993,029	$1,108,744
8/31/16	$984,791	$1,111,572
9/30/16	$1,012,041	$1,113,320
10/31/16	$939,163	$1,089,232
11/30/16	$1,008,872	$1,137,977
12/31/16	$1,001,267	$1,160,183
1/31/17	$1,020,279	$1,182,020
2/28/17	$1,046,895	$1,225,981
3/31/17	$1,095,057	$1,226,816
4/30/17	$1,126,109	$1,239,819
5/31/17	$1,161,597	$1,252,507
6/30/17	$1,191,381	$1,263,810
7/31/17	$1,217,997	$1,287,640
8/31/17	$1,233,207	$1,290,121
9/30/17	$1,264,892	$1,321,583
10/31/17	$1,306,717	$1,350,424
11/30/17	$1,360,583	$1,391,429
12/31/17	$1,363,118	$1,405,336
1/31/18	$1,414,449	$1,479,413
2/28/18	$1,406,844	$1,424,881
3/31/18	$1,438,530	$1,396,278
4/30/18	$1,444,867	$1,401,586
5/31/18	$1,594,423	$1,441,153
6/30/18	$1,614,068	$1,450,578
7/31/18	$1,611,534	$1,498,717
8/31/18	$1,811,153	$1,551,348
9/30/18	$1,783,904	$1,553,916
10/31/18	$1,538,657	$1,439,496
11/30/18	$1,532,319	$1,468,328
12/31/18	$1,362,017	$1,331,672
1/31/19	$1,506,565	$1,445,975
2/28/19	$1,613,789	$1,496,828
3/31/19	$1,594,788	$1,518,684
4/30/19	$1,634,148	$1,579,328
5/31/19	$1,562,213	$1,477,128
6/30/19	$1,689,118	$1,580,876
7/31/19	$1,705,405	$1,604,375
8/31/19	$1,638,220	$1,571,670
9/30/19	$1,526,246	$1,599,253
10/31/19	$1,550,677	$1,633,680
11/30/19	$1,622,612	$1,695,781
12/31/19	$1,643,748	$1,744,743
1/31/20	$1,685,804	$1,742,837
2/29/20	$1,625,928	$1,600,145
3/31/20	$1,347,931	$1,380,098
4/30/20	$1,519,006	$1,562,877
5/31/20	$1,745,681	$1,646,458
6/30/20	$1,899,649	$1,684,100
7/31/20	$2,053,616	$1,779,728
8/31/20	$2,110,641	$1,908,659
9/30/20	$2,099,236	$1,839,163
10/31/20	$2,138,441	$1,799,468
11/30/20	$2,417,151	$2,018,379
12/31/20	$2,683,770	$2,109,182
1/31/21	$2,878,900	$2,099,800
2/28/21	$3,099,899	$2,165,434
3/31/21	$2,954,291	$2,243,050
4/30/21	$3,098,420	$2,358,678
5/31/21	$2,928,421	$2,369,444
6/30/21	$3,090,290	$2,427,873
7/31/21	$3,000,856	$2,468,930
8/31/21	$3,059,247	$2,539,337
9/30/21	$2,956,508	$2,425,404
10/31/21	$3,224,811	$2,589,419
11/30/21	$3,025,247	$2,550,005
12/31/21	$2,928,421	$2,650,421
1/31/22	$2,396,989	$2,494,480
2/28/22	$2,399,945	$2,431,646
3/31/22	$2,412,510	$2,510,521
4/30/22	$2,085,816	$2,285,219
5/31/22	$2,042,947	$2,282,156
6/30/22	$1,833,774	$2,091,233
7/31/22	$2,037,773	$2,287,429
8/31/22	$2,040,730	$2,202,064
9/30/22	$1,864,078	$1,997,869
10/31/22	$2,013,382	$2,161,706
11/30/22	$1,974,947	$2,274,539
12/31/22	$1,835,991	$2,141,357
1/31/23	$1,882,556	$2,288,837
2/28/23	$1,895,122	$2,235,342
3/31/23	$1,935,034	$2,295,113
4/30/23	$1,881,078	$2,319,565
5/31/23	$1,907,687	$2,328,591
6/30/23	$2,060,686	$2,487,599
7/31/23	$2,080,642	$2,576,771
8/31/23	$2,019,295	$2,527,030
9/30/23	$1,844,861	$2,406,658
10/31/23	$1,700,731	$2,342,860
11/30/23	$1,822,687	$2,561,328
12/31/23	$1,974,947	$2,697,185
1/31/24	$2,006,730	$2,727,078
2/29/24	$2,262,468	$2,874,696
3/31/24	$2,354,119	$2,967,426
4/30/24	$2,228,468	$2,836,854
5/31/24	$2,426,554	$2,970,886
6/30/24	$2,428,771	$3,062,858
7/31/24	$2,485,684	$3,119,792
8/31/24	$2,576,597	$3,187,706
9/30/24	$2,657,161	$3,253,646
10/31/24	$2,651,988	$3,229,753

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	55.93	11.33	10.24
Russell 3000 Total Return Index	37.85	14.60	12.44

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$347,372,636	104	229%	$2,629,099

Calamos Timpani Small Cap Growth Fund

Class I: CTSIX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. While the skeptics will say that a significant percentage of small-cap companies are currently unprofitable businesses, our approach focuses on those that are either generating profits or have tremendous growth potential that leads to profitability near term.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Health Care	30.9
Information Technology	24.7
Industrials	18.9
Consumer Discretionary	10.6
Financials	6.2
Consumer Staples	4.1
Materials	2.2
Real Estate	1.5
Communication Services	0.4
Energy	0.3

TOP 10 HOLDINGS

% OF NET ASSETS

Sterling Infrastructure, Inc.	3.4
RadNet, Inc.	3.2
ADMA Biologics, Inc.	3.2
GeneDx Holdings Corp.	2.9
FTAI Aviation, Ltd.	2.9
Axon Enterprise, Inc.	2.6
Piper Sandler Companies	2.2
Zeta Global Holdings Corp. - Class A	2.1
Rush Street Interactive, Inc.	2.1
Stride, Inc.	2.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SCGTSRA-I 24

Calamos Timpani Small Cap Growth Fund

Class R6: CTSOX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$122	0.95%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated impressive returns as the portfolio’s growth stocks were strongly in favor for the period, outperforming benchmarks and peer group averages. During the period, investors broadly benefited from resilient economic growth in the US and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The Fund’s outperformance was derived from security selection in multiple sectors, most significantly industrials and health care names. Although small caps did not lead the market over the annual period, our stock picking carried the day.

GROWTH OF $10,000

	Class R6	Russell 3000 Total Return Index
6/3/19	$10,000	$10,002
6/30/19	$10,812	$10,704
7/31/19	$10,921	$10,863
8/31/19	$10,491	$10,642
9/30/19	$9,774	$10,829
10/31/19	$9,930	$11,062
11/30/19	$10,391	$11,482
12/31/19	$10,526	$11,814
1/31/20	$10,800	$11,801
2/29/20	$10,412	$10,835
3/31/20	$8,633	$9,345
4/30/20	$9,732	$10,582
5/31/20	$11,183	$11,148
6/30/20	$12,169	$11,403
7/31/20	$13,159	$12,051
8/31/20	$13,524	$12,924
9/30/20	$13,451	$12,453
10/31/20	$13,702	$12,184
11/30/20	$15,490	$13,667
12/31/20	$17,202	$14,281
1/31/21	$18,455	$14,218
2/28/21	$19,870	$14,662
3/31/21	$18,938	$15,188
4/30/21	$19,865	$15,971
5/31/21	$18,777	$16,044
6/30/21	$19,813	$16,439
7/31/21	$19,245	$16,717
8/31/21	$19,619	$17,194
9/30/21	$18,961	$16,423
10/31/21	$20,683	$17,533
11/30/21	$19,401	$17,266
12/31/21	$18,786	$17,946
1/31/22	$15,375	$16,890
2/28/22	$15,399	$16,465
3/31/22	$15,479	$16,999
4/30/22	$13,384	$15,473
5/31/22	$13,114	$15,453
6/30/22	$11,770	$14,160
7/31/22	$13,081	$15,488
8/31/22	$13,100	$14,910
9/30/22	$11,964	$13,528
10/31/22	$12,925	$14,637
11/30/22	$12,679	$15,401
12/31/22	$11,789	$14,499
1/31/23	$12,087	$15,498
2/28/23	$12,173	$15,136
3/31/23	$12,433	$15,540
4/30/23	$12,087	$15,706
5/31/23	$12,258	$15,767
6/30/23	$13,242	$16,844
7/31/23	$13,369	$17,447
8/31/23	$12,977	$17,111
9/30/23	$11,856	$16,296
10/31/23	$10,933	$15,864
11/30/23	$11,718	$17,343
12/31/23	$12,698	$18,263
1/31/24	$12,901	$18,465
2/29/24	$14,547	$19,465
3/31/24	$15,144	$20,093
4/30/24	$14,335	$19,208
5/31/24	$15,607	$20,116
6/30/24	$15,626	$20,739
7/31/24	$15,990	$21,124
8/31/24	$16,577	$21,584
9/30/24	$17,097	$22,031
10/31/24	$17,064	$21,869

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 6/3/19
Class R6	56.08	11.44	10.37
Russell 3000 Total Return Index	37.85	14.60	15.55

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$347,372,636	104	229%	$2,629,099

Calamos Timpani Small Cap Growth Fund

Class R6: CTSOX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. While the skeptics will say that a significant percentage of small-cap companies are currently unprofitable businesses, our approach focuses on those that are either generating profits or have tremendous growth potential that leads to profitability near term.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Health Care	30.9
Information Technology	24.7
Industrials	18.9
Consumer Discretionary	10.6
Financials	6.2
Consumer Staples	4.1
Materials	2.2
Real Estate	1.5
Communication Services	0.4
Energy	0.3

TOP 10 HOLDINGS

% OF NET ASSETS

Sterling Infrastructure, Inc.	3.4
RadNet, Inc.	3.2
ADMA Biologics, Inc.	3.2
GeneDx Holdings Corp.	2.9
FTAI Aviation, Ltd.	2.9
Axon Enterprise, Inc.	2.6
Piper Sandler Companies	2.2
Zeta Global Holdings Corp. - Class A	2.1
Rush Street Interactive, Inc.	2.1
Stride, Inc.	2.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SCGTSRA-R6 24

Calamos Timpani SMID Growth Fund

Class A: CTAGX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$172	1.35%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated impressive returns as the portfolio’s growth stocks were strongly in favor for the period, outperforming benchmarks and peer group averages. During the period, investors broadly benefited from resilient economic growth in the US and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The Fund’s outperformance was derived from security selection in multiple sectors, most significantly industrials and health care names. Although small- to mid-cap stocks did not lead the market over the annual period, our stock picking carried the day.

GROWTH OF $10,000

	Class A with sales charge	Russell 3000 Total Return Index
7/31/19	$9,524	$9,997
8/31/19	$9,162	$9,793
9/30/19	$8,495	$9,965
10/31/19	$8,581	$10,179
11/30/19	$9,114	$10,566
12/31/19	$9,152	$10,871
1/31/20	$9,419	$10,860
2/29/20	$9,029	$9,970
3/31/20	$7,619	$8,599
4/30/20	$8,562	$9,738
5/31/20	$9,733	$10,259
6/30/20	$10,476	$10,494
7/31/20	$11,200	$11,089
8/31/20	$11,581	$11,893
9/30/20	$11,600	$11,460
10/31/20	$11,762	$11,212
11/30/20	$13,048	$12,576
12/31/20	$14,505	$13,142
1/31/21	$15,076	$13,084
2/28/21	$16,190	$13,493
3/31/21	$15,333	$13,976
4/30/21	$16,000	$14,697
5/31/21	$14,981	$14,764
6/30/21	$15,829	$15,128
7/31/21	$15,638	$15,384
8/31/21	$16,286	$15,823
9/30/21	$15,648	$15,113
10/31/21	$17,295	$16,135
11/30/21	$16,286	$15,889
12/31/21	$15,606	$16,515
1/31/22	$12,912	$15,543
2/28/22	$12,902	$15,152
3/31/22	$13,041	$15,643
4/30/22	$11,420	$14,239
5/31/22	$11,195	$14,220
6/30/22	$10,047	$13,030
7/31/22	$11,120	$14,253
8/31/22	$11,206	$13,721
9/30/22	$10,229	$12,449
10/31/22	$10,884	$13,470
11/30/22	$10,927	$14,173
12/31/22	$10,143	$13,343
1/31/23	$10,465	$14,262
2/28/23	$10,422	$13,928
3/31/23	$10,680	$14,301
4/30/23	$10,444	$14,453
5/31/23	$10,487	$14,509
6/30/23	$11,345	$15,500
7/31/23	$11,485	$16,056
8/31/23	$11,259	$15,746
9/30/23	$10,390	$14,996
10/31/23	$9,757	$14,598
11/30/23	$10,572	$15,960
12/31/23	$11,345	$16,806
1/31/24	$11,678	$16,992
2/29/24	$13,277	$17,912
3/31/24	$13,642	$18,490
4/30/24	$12,762	$17,676
5/31/24	$13,717	$18,512
6/30/24	$13,792	$19,085
7/31/24	$13,921	$19,439
8/31/24	$14,533	$19,863
9/30/24	$15,102	$20,273
10/31/24	$15,091	$20,125

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 7/31/19
Class A without sales charge	54.68	11.95	9.16
Class A with sales charge	47.38	10.87	8.15
Russell 3000 Total Return Index	37.85	14.60	14.24

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$26,249,395	108	220%	$211,704

Calamos Timpani SMID Growth Fund

Class A: CTAGX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. While skeptics will say that a significant percentage of small-cap companies are currently unprofitable businesses, our approach has been to focus on those that are either generating profits or have tremendous growth potential that leads to profitability in the near term.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	28.6
Health Care	25.1
Industrials	19.4
Consumer Discretionary	12.1
Financials	6.3
Consumer Staples	3.3
Real Estate	2.4
Materials	2.2
Communication Services	0.2

TOP 10 HOLDINGS

% OF NET ASSETS

Axon Enterprise, Inc.	3.6
Sterling Infrastructure, Inc.	3.1
ADMA Biologics, Inc.	3.1
RadNet, Inc.	3.1
FTAI Aviation, Ltd.	2.5
Fair Isaac Corp.	2.3
AppLovin Corp. - Class A	2.1
Descartes Systems Group, Inc.	2.1
GoDaddy, Inc. - Class A	2.1
Natera, Inc.	1.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SMIDTSRA-A 24

Calamos Timpani SMID Growth Fund

Class I: CTIGX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$140	1.10%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated impressive returns as the portfolio’s growth stocks were strongly in favor for the period, outperforming benchmarks and peer group averages. During the period, investors broadly benefited from resilient economic growth in the US and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The Fund’s outperformance was derived from security selection in multiple sectors, most significantly industrials and health care names. Although small- to mid-cap stocks did not lead the market over the annual period, our stock picking carried the day.

GROWTH OF $1,000,000

	Class I	Russell 3000 Total Return Index
7/31/19	$1,000,000	$1,000,000
8/31/19	$962,000	$979,615
9/30/19	$893,000	$996,808
10/31/19	$902,000	$1,018,266
11/30/19	$958,000	$1,056,973
12/31/19	$962,000	$1,087,491
1/31/20	$990,000	$1,086,303
2/29/20	$950,000	$997,364
3/31/20	$801,000	$860,209
4/30/20	$901,000	$974,134
5/31/20	$1,024,000	$1,026,230
6/30/20	$1,102,000	$1,049,692
7/31/20	$1,179,000	$1,109,297
8/31/20	$1,220,000	$1,189,659
9/30/20	$1,222,000	$1,146,342
10/31/20	$1,239,000	$1,121,601
11/30/20	$1,375,000	$1,258,047
12/31/20	$1,529,000	$1,314,644
1/31/21	$1,589,000	$1,308,796
2/28/21	$1,707,000	$1,349,706
3/31/21	$1,617,000	$1,398,083
4/30/21	$1,688,000	$1,470,154
5/31/21	$1,580,000	$1,476,864
6/30/21	$1,670,000	$1,513,283
7/31/21	$1,651,000	$1,538,873
8/31/21	$1,719,000	$1,582,758
9/30/21	$1,653,000	$1,511,744
10/31/21	$1,827,000	$1,613,974
11/30/21	$1,720,000	$1,589,407
12/31/21	$1,649,710	$1,651,996
1/31/22	$1,364,811	$1,554,798
2/28/22	$1,363,685	$1,515,634
3/31/22	$1,379,450	$1,564,797
4/30/22	$1,208,286	$1,424,367
5/31/22	$1,184,638	$1,422,458
6/30/22	$1,063,021	$1,303,457
7/31/22	$1,177,882	$1,425,744
8/31/22	$1,186,890	$1,372,537
9/30/22	$1,083,291	$1,245,263
10/31/22	$1,151,982	$1,347,382
11/30/22	$1,157,612	$1,417,710
12/31/22	$1,074,282	$1,334,698
1/31/23	$1,109,191	$1,426,622
2/28/23	$1,104,686	$1,393,279
3/31/23	$1,131,712	$1,430,534
4/30/23	$1,108,065	$1,445,775
5/31/23	$1,112,569	$1,451,400
6/30/23	$1,203,782	$1,550,509
7/31/23	$1,218,421	$1,606,090
8/31/23	$1,194,773	$1,575,087
9/30/23	$1,102,434	$1,500,059
10/31/23	$1,035,995	$1,460,294
11/30/23	$1,122,704	$1,596,464
12/31/23	$1,206,034	$1,681,143
1/31/24	$1,240,942	$1,699,776
2/29/24	$1,410,981	$1,791,785
3/31/24	$1,450,394	$1,849,584
4/30/24	$1,358,055	$1,768,199
5/31/24	$1,458,276	$1,851,740
6/30/24	$1,467,285	$1,909,066
7/31/24	$1,480,798	$1,944,553
8/31/24	$1,546,111	$1,986,883
9/30/24	$1,608,045	$2,027,984
10/31/24	$1,606,919	$2,013,091

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 7/31/19
Class I	55.11	12.24	9.45
Russell 3000 Total Return Index	37.85	14.60	14.24

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$26,249,395	108	220%	$211,704

Calamos Timpani SMID Growth Fund

Class I: CTIGX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. While skeptics will say that a significant percentage of small-cap companies are currently unprofitable businesses, our approach has been to focus on those that are either generating profits or have tremendous growth potential that leads to profitability in the near term.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	28.6
Health Care	25.1
Industrials	19.4
Consumer Discretionary	12.1
Financials	6.3
Consumer Staples	3.3
Real Estate	2.4
Materials	2.2
Communication Services	0.2

TOP 10 HOLDINGS

% OF NET ASSETS

Axon Enterprise, Inc.	3.6
Sterling Infrastructure, Inc.	3.1
ADMA Biologics, Inc.	3.1
RadNet, Inc.	3.1
FTAI Aviation, Ltd.	2.5
Fair Isaac Corp.	2.3
AppLovin Corp. - Class A	2.1
Descartes Systems Group, Inc.	2.1
GoDaddy, Inc. - Class A	2.1
Natera, Inc.	1.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SMIDTSRA-I 24

Calamos Timpani SMID Growth Fund

Class R6: CTOGX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$136	1.07%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated impressive returns as the portfolio’s growth stocks were strongly in favor for the period, outperforming benchmarks and peer group averages. During the period, investors broadly benefited from resilient economic growth in the US and a Federal Reserve that pivoted from interest rate hikes to lowering rates as inflation was largely tamed. The Fund’s outperformance was derived from security selection in multiple sectors, most significantly industrials and health care names. Although small- to mid-cap stocks did not lead the market over the annual period, our stock picking carried the day.

GROWTH OF $10,000

	Class R6	Russell 3000 Total Return Index
7/31/19	$10,000	$9,997
8/31/19	$9,620	$9,793
9/30/19	$8,930	$9,965
10/31/19	$9,020	$10,179
11/30/19	$9,570	$10,566
12/31/19	$9,620	$10,871
1/31/20	$9,900	$10,860
2/29/20	$9,500	$9,970
3/31/20	$8,010	$8,599
4/30/20	$9,000	$9,738
5/31/20	$10,240	$10,259
6/30/20	$11,020	$10,494
7/31/20	$11,790	$11,089
8/31/20	$12,200	$11,893
9/30/20	$12,220	$11,460
10/31/20	$12,390	$11,212
11/30/20	$13,750	$12,576
12/31/20	$15,290	$13,142
1/31/21	$15,890	$13,084
2/28/21	$17,070	$13,493
3/31/21	$16,170	$13,976
4/30/21	$16,880	$14,697
5/31/21	$15,800	$14,764
6/30/21	$16,700	$15,128
7/31/21	$16,510	$15,384
8/31/21	$17,190	$15,823
9/30/21	$16,530	$15,113
10/31/21	$18,270	$16,135
11/30/21	$17,200	$15,889
12/31/21	$16,486	$16,515
1/31/22	$13,648	$15,543
2/28/22	$13,637	$15,152
3/31/22	$13,795	$15,643
4/30/22	$12,083	$14,239
5/31/22	$11,846	$14,220
6/30/22	$10,630	$13,030
7/31/22	$11,779	$14,253
8/31/22	$11,869	$13,721
9/30/22	$10,833	$12,449
10/31/22	$11,520	$13,470
11/30/22	$11,576	$14,173
12/31/22	$10,754	$13,343
1/31/23	$11,092	$14,262
2/28/23	$11,047	$13,928
3/31/23	$11,317	$14,301
4/30/23	$11,081	$14,453
5/31/23	$11,137	$14,509
6/30/23	$12,049	$15,500
7/31/23	$12,184	$16,056
8/31/23	$11,948	$15,746
9/30/23	$11,036	$14,996
10/31/23	$10,371	$14,598
11/30/23	$11,238	$15,960
12/31/23	$12,060	$16,806
1/31/24	$12,409	$16,992
2/29/24	$14,121	$17,912
3/31/24	$14,504	$18,490
4/30/24	$13,581	$17,676
5/31/24	$14,594	$18,512
6/30/24	$14,684	$19,085
7/31/24	$14,819	$19,439
8/31/24	$15,472	$19,863
9/30/24	$16,092	$20,273
10/31/24	$16,080	$20,125

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 7/31/19
Class R6	55.05	12.26	9.47
Russell 3000 Total Return Index	37.85	14.60	14.24

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$26,249,395	108	220%	$211,704

Calamos Timpani SMID Growth Fund

Class R6: CTOGX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

We carefully pick stocks with specific characteristics: most importantly, sustainably fast and underestimated growth. While skeptics will say that a significant percentage of small-cap companies are currently unprofitable businesses, our approach has been to focus on those that are either generating profits or have tremendous growth potential that leads to profitability in the near term.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	28.6
Health Care	25.1
Industrials	19.4
Consumer Discretionary	12.1
Financials	6.3
Consumer Staples	3.3
Real Estate	2.4
Materials	2.2
Communication Services	0.2

TOP 10 HOLDINGS

% OF NET ASSETS

Axon Enterprise, Inc.	3.6
Sterling Infrastructure, Inc.	3.1
ADMA Biologics, Inc.	3.1
RadNet, Inc.	3.1
FTAI Aviation, Ltd.	2.5
Fair Isaac Corp.	2.3
AppLovin Corp. - Class A	2.1
Descartes Systems Group, Inc.	2.1
GoDaddy, Inc. - Class A	2.1
Natera, Inc.	1.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | SMIDTSRA-R6 24

Calamos Hedged Equity Fund

Class A: CAHEX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$127	1.15%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund captured close to 60% of the upside of the S&P 500 Index. The Fund’s investment strategy in 2024 focused on a 65/35 option trade, which aimed to capture 65% of the market’s upside while limiting downside exposure to 35%. Throughout the year, the Fund actively traded puts around this core hedge to capitalize on short-term market volatility, making incremental adjustments to maintain upside potential. The Fund’s performance highlighted its ability to mitigate risk in the equity basket without sacrificing significant market returns, even in a concentrated leadership environment. This “threading the needle” suggests that the Fund’s active strategy approach is effective, particularly if the long-term uptrend continues and a broader base of participants drives the S&P 500 upwards.

GROWTH OF $10,000

	Class A with sales charge	S&P 500 Total Return Index
12/31/14	$9,524	$10,000
1/31/15	$9,257	$9,700
2/28/15	$9,581	$10,258
3/31/15	$9,467	$10,095
4/30/15	$9,562	$10,192
5/31/15	$9,667	$10,323
6/30/15	$9,584	$10,123
7/31/15	$9,670	$10,336
8/31/15	$9,364	$9,712
9/30/15	$9,175	$9,472
10/31/15	$9,587	$10,271
11/30/15	$9,606	$10,301
12/31/15	$9,569	$10,139
1/31/16	$9,276	$9,636
2/29/16	$9,247	$9,623
3/31/16	$9,540	$10,275
4/30/16	$9,569	$10,315
5/31/16	$9,657	$10,500
6/30/16	$9,686	$10,528
7/31/16	$9,843	$10,916
8/31/16	$9,853	$10,931
9/30/16	$9,884	$10,933
10/31/16	$9,854	$10,734
11/30/16	$9,982	$11,131
12/31/16	$10,068	$11,351
1/31/17	$10,137	$11,567
2/28/17	$10,364	$12,026
3/31/17	$10,380	$12,040
4/30/17	$10,410	$12,164
5/31/17	$10,459	$12,335
6/30/17	$10,479	$12,412
7/31/17	$10,558	$12,667
8/31/17	$10,568	$12,706
9/30/17	$10,639	$12,968
10/31/17	$10,718	$13,270
11/30/17	$10,847	$13,677
12/31/17	$10,875	$13,829
1/31/18	$11,350	$14,621
2/28/18	$11,330	$14,082
3/31/18	$11,245	$13,724
4/30/18	$11,254	$13,777
5/31/18	$11,354	$14,109
6/30/18	$11,337	$14,196
7/31/18	$11,545	$14,724
8/31/18	$11,704	$15,204
9/30/18	$11,688	$15,290
10/31/18	$11,370	$14,245
11/30/18	$11,460	$14,536
12/31/18	$10,940	$13,223
1/31/19	$11,387	$14,283
2/28/19	$11,519	$14,741
3/31/19	$11,630	$15,028
4/30/19	$11,833	$15,636
5/31/19	$11,518	$14,643
6/30/19	$11,861	$15,675
7/31/19	$11,933	$15,900
8/31/19	$11,892	$15,648
9/30/19	$11,973	$15,941
10/31/19	$12,126	$16,286
11/30/19	$12,320	$16,877
12/31/19	$12,493	$17,387
1/31/20	$12,503	$17,380
2/29/20	$12,031	$15,949
3/31/20	$11,325	$13,979
4/30/20	$12,115	$15,771
5/31/20	$12,320	$16,522
6/30/20	$12,544	$16,851
7/31/20	$12,739	$17,801
8/31/20	$13,160	$19,081
9/30/20	$12,959	$18,356
10/31/20	$12,722	$17,868
11/30/20	$13,422	$19,823
12/31/20	$13,653	$20,586
1/31/21	$13,519	$20,378
2/28/21	$13,788	$20,940
3/31/21	$14,118	$21,857
4/30/21	$14,418	$23,023
5/31/21	$14,501	$23,184
6/30/21	$14,626	$23,725
7/31/21	$14,761	$24,289
8/31/21	$15,009	$25,027
9/30/21	$14,658	$23,863
10/31/21	$15,165	$25,535
11/30/21	$15,082	$25,358
12/31/21	$15,433	$26,495
1/31/22	$15,101	$25,124
2/28/22	$14,769	$24,371
3/31/22	$14,915	$25,276
4/30/22	$14,148	$23,072
5/31/22	$14,085	$23,115
6/30/22	$13,381	$21,207
7/31/22	$14,003	$23,162
8/31/22	$13,702	$22,217
9/30/22	$13,032	$20,171
10/31/22	$13,571	$21,804
11/30/22	$14,049	$23,023
12/31/22	$13,689	$21,696
1/31/23	$14,127	$23,060
2/28/23	$13,960	$22,497
3/31/23	$14,294	$23,323
4/30/23	$14,450	$23,687
5/31/23	$14,534	$23,790
6/30/23	$15,049	$25,362
7/31/23	$15,227	$26,177
8/31/23	$15,122	$25,760
9/30/23	$14,785	$24,532
10/31/23	$14,670	$24,016
11/30/23	$15,380	$26,209
12/31/23	$15,820	$27,400
1/31/24	$15,956	$27,860
2/29/24	$16,438	$29,348
3/31/24	$16,742	$30,292
4/30/24	$16,406	$29,055
5/31/24	$16,815	$30,495
6/30/24	$17,182	$31,590
7/31/24	$17,350	$31,974
8/31/24	$17,643	$32,750
9/30/24	$17,931	$33,449
10/31/24	$17,816	$33,146

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 12/31/14
Class A without sales charge	21.45	8.00	6.57
Class A with sales charge	15.68	6.96	6.05
S&P 500 Total Return Index	38.06	15.27	12.84

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$697,196,380	262	20%	$4,793,750

Calamos Hedged Equity Fund

Class A: CAHEX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund’s strategic approach is designed to balance risk and reward, ensuring participation in market gains while managing downside exposure. The Fund’s equity basket sector allocation closely mirrors the S&P 500 Index.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.5
Financials	12.9
Health Care	11.4
Consumer Discretionary	10.0
Communication Services	9.3
Industrials	8.7
Consumer Staples	5.8
Other	4.9
Energy	3.4
Utilities	2.1
Materials	2.0
Real Estate	2.0

TOP 10 HOLDINGS

% OF NET ASSETS

Apple, Inc.	6.9
NVIDIA Corp.	6.7
Microsoft Corp.	6.2
Amazon.com, Inc.	3.5
S&P 500 Index, Strike Price $5,600, 12/19/25	3.3
Meta Platforms, Inc. - Class A	2.7
Alphabet, Inc. - Class C	2.1
Alphabet, Inc. - Class A	1.9
Broadcom, Inc.	1.6
SPDR® S&P 500® ETF Trust	1.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HEQTSRA-A 24

Calamos Hedged Equity Fund

Class C: CCHEX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$210	1.90%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund captured close to 60% of the upside of the S&P 500 Index. The Fund’s investment strategy in 2024 focused on a 65/35 option trade, which aimed to capture 65% of the market’s upside while limiting downside exposure to 35%. Throughout the year, the Fund actively traded puts around this core hedge to capitalize on short-term market volatility, making incremental adjustments to maintain upside potential. The Fund’s performance highlighted its ability to mitigate risk in the equity basket without sacrificing significant market returns, even in a concentrated leadership environment. This “threading the needle” suggests that the Fund’s active strategy approach is effective, particularly if the long-term uptrend continues and a broader base of participants drives the S&P 500 upwards.

GROWTH OF $10,000

	Class C with sales charge	S&P 500 Total Return Index
12/31/14	$10,000	$10,000
1/31/15	$9,710	$9,700
2/28/15	$10,040	$10,258
3/31/15	$9,920	$10,095
4/30/15	$10,020	$10,192
5/31/15	$10,120	$10,323
6/30/15	$10,024	$10,123
7/31/15	$10,115	$10,336
8/31/15	$9,784	$9,712
9/30/15	$9,578	$9,472
10/31/15	$10,009	$10,271
11/30/15	$10,019	$10,301
12/31/15	$9,973	$10,139
1/31/16	$9,667	$9,636
2/29/16	$9,627	$9,623
3/31/16	$9,928	$10,275
4/30/16	$9,948	$10,315
5/31/16	$10,040	$10,500
6/30/16	$10,056	$10,528
7/31/16	$10,209	$10,916
8/31/16	$10,219	$10,931
9/30/16	$10,242	$10,933
10/31/16	$10,201	$10,734
11/30/16	$10,323	$11,131
12/31/16	$10,414	$11,351
1/31/17	$10,475	$11,567
2/28/17	$10,700	$12,026
3/31/17	$10,710	$12,040
4/30/17	$10,741	$12,164
5/31/17	$10,782	$12,335
6/30/17	$10,801	$12,412
7/31/17	$10,872	$12,667
8/31/17	$10,872	$12,706
9/30/17	$10,944	$12,968
10/31/17	$11,026	$13,270
11/30/17	$11,148	$13,677
12/31/17	$11,169	$13,829
1/31/18	$11,649	$14,621
2/28/18	$11,619	$14,082
3/31/18	$11,527	$13,724
4/30/18	$11,537	$13,777
5/31/18	$11,629	$14,109
6/30/18	$11,609	$14,196
7/31/18	$11,803	$14,724
8/31/18	$11,967	$15,204
9/30/18	$11,948	$15,290
10/31/18	$11,611	$14,245
11/30/18	$11,703	$14,536
12/31/18	$11,162	$13,223
1/31/19	$11,602	$14,283
2/28/19	$11,738	$14,741
3/31/19	$11,843	$15,028
4/30/19	$12,042	$15,636
5/31/19	$11,718	$14,643
6/30/19	$12,053	$15,675
7/31/19	$12,126	$15,900
8/31/19	$12,074	$15,648
9/30/19	$12,147	$15,941
10/31/19	$12,294	$16,286
11/30/19	$12,483	$16,877
12/31/19	$12,650	$17,387
1/31/20	$12,660	$17,380
2/29/20	$12,177	$15,949
3/31/20	$11,462	$13,979
4/30/20	$12,250	$15,771
5/31/20	$12,450	$16,522
6/30/20	$12,660	$16,851
7/31/20	$12,860	$17,801
8/31/20	$13,270	$19,081
9/30/20	$13,062	$18,356
10/31/20	$12,810	$17,868
11/30/20	$13,514	$19,823
12/31/20	$13,736	$20,586
1/31/21	$13,589	$20,378
2/28/21	$13,863	$20,940
3/31/21	$14,179	$21,857
4/30/21	$14,464	$23,023
5/31/21	$14,548	$23,184
6/30/21	$14,664	$23,725
7/31/21	$14,791	$24,289
8/31/21	$15,023	$25,027
9/30/21	$14,664	$23,863
10/31/21	$15,170	$25,535
11/30/21	$15,075	$25,358
12/31/21	$15,423	$26,495
1/31/22	$15,075	$25,124
2/28/22	$14,738	$24,371
3/31/22	$14,875	$25,276
4/30/22	$14,095	$23,072
5/31/22	$14,032	$23,115
6/30/22	$13,315	$21,207
7/31/22	$13,926	$23,162
8/31/22	$13,620	$22,217
9/30/22	$12,946	$20,171
10/31/22	$13,473	$21,804
11/30/22	$13,937	$23,023
12/31/22	$13,576	$21,696
1/31/23	$13,989	$23,060
2/28/23	$13,830	$22,497
3/31/23	$14,137	$23,323
4/30/23	$14,295	$23,687
5/31/23	$14,359	$23,790
6/30/23	$14,866	$25,362
7/31/23	$15,036	$26,177
8/31/23	$14,919	$25,760
9/30/23	$14,581	$24,532
10/31/23	$14,454	$24,016
11/30/23	$15,152	$26,209
12/31/23	$15,571	$27,400
1/31/24	$15,698	$27,860
2/29/24	$16,153	$29,348
3/31/24	$16,439	$30,292
4/30/24	$16,111	$29,055
5/31/24	$16,492	$30,495
6/30/24	$16,852	$31,590
7/31/24	$17,001	$31,974
8/31/24	$17,276	$32,750
9/30/24	$17,541	$33,449
10/31/24	$17,424	$33,146

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 12/31/14
Class C without sales charge	20.55	7.22	5.81
Class C with sales charge	19.55	7.22	5.81
S&P 500 Total Return Index	38.06	15.27	12.84

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$697,196,380	262	20%	$4,793,750

Calamos Hedged Equity Fund

Class C: CCHEX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund’s strategic approach is designed to balance risk and reward, ensuring participation in market gains while managing downside exposure. The Fund’s equity basket sector allocation closely mirrors the S&P 500 Index.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.5
Financials	12.9
Health Care	11.4
Consumer Discretionary	10.0
Communication Services	9.3
Industrials	8.7
Consumer Staples	5.8
Other	4.9
Energy	3.4
Utilities	2.1
Materials	2.0
Real Estate	2.0

TOP 10 HOLDINGS

% OF NET ASSETS

Apple, Inc.	6.9
NVIDIA Corp.	6.7
Microsoft Corp.	6.2
Amazon.com, Inc.	3.5
S&P 500 Index, Strike Price $5,600, 12/19/25	3.3
Meta Platforms, Inc. - Class A	2.7
Alphabet, Inc. - Class C	2.1
Alphabet, Inc. - Class A	1.9
Broadcom, Inc.	1.6
SPDR® S&P 500® ETF Trust	1.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HEQTSRA-C 24

Calamos Hedged Equity Fund

Class I: CIHEX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$100	0.90%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund captured close to 60% of the upside of the S&P 500 Index. The Fund’s investment strategy in 2024 focused on a 65/35 option trade, which aimed to capture 65% of the market’s upside while limiting downside exposure to 35%. Throughout the year, the Fund actively traded puts around this core hedge to capitalize on short-term market volatility, making incremental adjustments to maintain upside potential. The Fund’s performance highlighted its ability to mitigate risk in the equity basket without sacrificing significant market returns, even in a concentrated leadership environment. This “threading the needle” suggests that the Fund’s active strategy approach is effective, particularly if the long-term uptrend continues and a broader base of participants drives the S&P 500 upwards.

GROWTH OF $1,000,000

	Class I	S&P 500 Total Return Index
12/31/14	$1,000,000	$999,999
1/31/15	$972,000	$969,978
2/28/15	$1,006,000	$1,025,726
3/31/15	$995,000	$1,009,504
4/30/15	$1,005,000	$1,019,190
5/31/15	$1,016,000	$1,032,295
6/30/15	$1,007,892	$1,012,311
7/31/15	$1,016,926	$1,033,521
8/31/15	$984,802	$971,164
9/30/15	$964,561	$947,134
10/31/15	$1,008,909	$1,027,029
11/30/15	$1,010,925	$1,030,083
12/31/15	$1,007,610	$1,013,836
1/31/16	$976,827	$963,526
2/29/16	$973,749	$962,226
3/31/16	$1,005,004	$1,027,501
4/30/16	$1,008,093	$1,031,486
5/31/16	$1,018,390	$1,050,009
6/30/16	$1,021,000	$1,052,730
7/31/16	$1,037,517	$1,091,542
8/31/16	$1,038,550	$1,093,076
9/30/16	$1,042,474	$1,093,280
10/31/16	$1,039,368	$1,073,338
11/30/16	$1,052,826	$1,113,089
12/31/16	$1,062,534	$1,135,090
1/31/17	$1,069,812	$1,156,618
2/28/17	$1,093,724	$1,202,546
3/31/17	$1,095,191	$1,203,946
4/30/17	$1,099,356	$1,216,311
5/31/17	$1,104,561	$1,233,428
6/30/17	$1,108,125	$1,241,127
7/31/17	$1,116,480	$1,266,648
8/31/17	$1,117,524	$1,270,526
9/30/17	$1,124,739	$1,296,734
10/31/17	$1,134,156	$1,326,994
11/30/17	$1,147,757	$1,367,692
12/31/17	$1,151,477	$1,382,898
1/31/18	$1,201,815	$1,462,074
2/28/18	$1,199,717	$1,408,189
3/31/18	$1,191,739	$1,372,401
4/30/18	$1,192,789	$1,377,667
5/31/18	$1,204,339	$1,410,844
6/30/18	$1,202,158	$1,419,527
7/31/18	$1,224,245	$1,472,354
8/31/18	$1,242,125	$1,520,330
9/30/18	$1,240,187	$1,528,983
10/31/18	$1,206,469	$1,424,477
11/30/18	$1,217,006	$1,453,506
12/31/18	$1,161,766	$1,322,269
1/31/19	$1,209,362	$1,428,229
2/28/19	$1,224,506	$1,474,087
3/31/19	$1,235,861	$1,502,730
4/30/19	$1,258,607	$1,563,575
5/31/19	$1,225,030	$1,464,213
6/30/19	$1,261,004	$1,567,406
7/31/19	$1,269,679	$1,589,934
8/31/19	$1,265,342	$1,564,747
9/30/19	$1,273,698	$1,594,025
10/31/19	$1,291,101	$1,628,550
11/30/19	$1,310,679	$1,687,665
12/31/19	$1,329,831	$1,738,603
1/31/20	$1,330,924	$1,737,921
2/29/20	$1,281,752	$1,594,858
3/31/20	$1,206,288	$1,397,871
4/30/20	$1,290,575	$1,577,070
5/31/20	$1,313,562	$1,652,182
6/30/20	$1,337,082	$1,685,041
7/31/20	$1,359,019	$1,780,052
8/31/20	$1,403,991	$1,908,002
9/30/20	$1,382,157	$1,835,503
10/31/20	$1,356,867	$1,786,692
11/30/20	$1,432,737	$1,982,270
12/31/20	$1,458,265	$2,058,486
1/31/21	$1,442,799	$2,037,703
2/28/21	$1,472,627	$2,093,891
3/31/21	$1,509,083	$2,185,595
4/30/21	$1,540,016	$2,302,238
5/31/21	$1,549,959	$2,318,317
6/30/21	$1,564,265	$2,372,439
7/31/21	$1,578,636	$2,428,795
8/31/21	$1,604,062	$2,502,644
9/30/21	$1,567,430	$2,386,247
10/31/21	$1,622,777	$2,553,431
11/30/21	$1,613,922	$2,535,739
12/31/21	$1,652,396	$2,649,382
1/31/22	$1,616,885	$2,512,285
2/28/22	$1,581,373	$2,437,061
3/31/22	$1,598,019	$2,527,549
4/30/22	$1,515,899	$2,307,143
5/31/22	$1,509,240	$2,311,374
6/30/22	$1,433,778	$2,120,585
7/31/22	$1,500,362	$2,316,112
8/31/22	$1,469,290	$2,221,658
9/30/22	$1,398,443	$2,017,045
10/31/22	$1,455,137	$2,180,347
11/30/22	$1,506,272	$2,302,195
12/31/22	$1,468,735	$2,169,555
1/31/23	$1,515,681	$2,305,878
2/28/23	$1,498,915	$2,249,615
3/31/23	$1,534,024	$2,332,208
4/30/23	$1,553,032	$2,368,611
5/31/23	$1,560,859	$2,378,907
6/30/23	$1,617,179	$2,536,094
7/31/23	$1,637,324	$2,617,565
8/31/23	$1,626,132	$2,575,891
9/30/23	$1,589,817	$2,453,077
10/31/23	$1,577,484	$2,401,496
11/30/23	$1,654,844	$2,620,815
12/31/23	$1,701,928	$2,739,880
1/31/24	$1,717,686	$2,785,922
2/29/24	$1,768,339	$2,934,678
3/31/24	$1,802,716	$3,029,101
4/30/24	$1,766,684	$2,905,377
5/31/24	$1,810,598	$3,049,440
6/30/24	$1,851,168	$3,158,860
7/31/24	$1,869,195	$3,197,311
8/31/24	$1,901,869	$3,274,866
9/30/24	$1,932,914	$3,344,807
10/31/24	$1,920,509	$3,314,477

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 12/31/14
Class I	21.75	8.27	6.86
S&P 500 Total Return Index	38.06	15.27	12.84

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$697,196,380	262	20%	$4,793,750

Calamos Hedged Equity Fund

Class I: CIHEX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund’s strategic approach is designed to balance risk and reward, ensuring participation in market gains while managing downside exposure. The Fund’s equity basket sector allocation closely mirrors the S&P 500 Index.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	30.5
Financials	12.9
Health Care	11.4
Consumer Discretionary	10.0
Communication Services	9.3
Industrials	8.7
Consumer Staples	5.8
Other	4.9
Energy	3.4
Utilities	2.1
Materials	2.0
Real Estate	2.0

TOP 10 HOLDINGS

% OF NET ASSETS

Apple, Inc.	6.9
NVIDIA Corp.	6.7
Microsoft Corp.	6.2
Amazon.com, Inc.	3.5
S&P 500 Index, Strike Price $5,600, 12/19/25	3.3
Meta Platforms, Inc. - Class A	2.7
Alphabet, Inc. - Class C	2.1
Alphabet, Inc. - Class A	1.9
Broadcom, Inc.	1.6
SPDR® S&P 500® ETF Trust	1.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | HEQTSRA-I 24

Calamos Merger Arbitrage Fund

Class A: CMRAX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$219	2.16%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund posted a positive result despite a challenging environment for merger arbitrage, which faced volatile antitrust and regulatory headwinds as the presidential administration took a more holistic approach to identifying harms. During the annual period, government agencies broke up the merger deals of two popular brands, and another high-profile handbag deal looks headed for the same fate. Although discouraged by these outcomes, we believe these are temporary setbacks and expect regulation will swing back to focusing on traditional antitrust theory and case law. Sustained economic growth and a more stable rate environment should also provide catalysts for companies to enter mergers. We believe many companies are simply waiting for rates to stabilize before entering into agreements.

GROWTH OF $10,000

	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
9/29/23	$9,728	$10,001
10/31/23	$9,465	$9,843
11/30/23	$9,854	$10,289
12/31/23	$10,115	$10,682
1/31/24	$9,616	$10,653
2/29/24	$9,586	$10,503
3/31/24	$9,665	$10,600
4/30/24	$9,449	$10,332
5/31/24	$9,518	$10,507
6/30/24	$9,498	$10,606
7/31/24	$9,762	$10,854
8/31/24	$9,792	$11,010
9/30/24	$9,890	$11,158
10/31/24	$9,723	$10,881

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 9/29/23
Class A without sales charge	2.73	-0.04
Class A with sales charge	-0.14	-2.55
Bloomberg U.S. Aggregate Bond Index	10.55	8.07

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,096,979	39	136%	$21,209

Calamos Merger Arbitrage Fund

Class A: CMRAX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund seeks to capture the completion risk premium—the difference between a company's stock price and the announced acquisition price. In addition to stocks, the Fund can hold convertible bonds and high-yield debt.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	35.4
Energy	13.4
Consumer Staples	10.8
Communication Services	10.6
Health Care	7.6
Special Purpose Acquisition Companies	7.4
Materials	6.7
Consumer Discretionary	4.1

TOP 10 HOLDINGS

% OF NET ASSETS

Albertsons Companies, Inc. - Class A	9.4
Juniper Networks, Inc.	9.3
Hess Corp.	7.6
Perficient, Inc., 0.125%, 11/15/26	6.3
Amedisys, Inc.	6.3
ChampionX Corp.	5.3
United States Steel Corp.	4.9
Ansys, Inc.	4.7
Everest Consolidator Acquisition Corp.	4.3
Shift4 Payments, Inc., 0.500%, 08/01/27	4.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MARTSRA-A 24

Calamos Merger Arbitrage Fund

Class C: CMRCX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$294	2.91%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund posted a positive result despite a challenging environment for merger arbitrage, which faced volatile antitrust and regulatory headwinds as the presidential administration took a more holistic approach to identifying harms. During the annual period, government agencies broke up the merger deals of two popular brands, and another high-profile handbag deal looks headed for the same fate. Although discouraged by these outcomes, we believe these are temporary setbacks and expect regulation will swing back to focusing on traditional antitrust theory and case law. Sustained economic growth and a more stable rate environment should also provide catalysts for companies to enter mergers. We believe many companies are simply waiting for rates to stabilize before entering into agreements.

GROWTH OF $10,000

	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
9/29/23	$10,000	$10,001
10/31/23	$9,720	$9,843
11/30/23	$10,120	$10,289
12/31/23	$10,384	$10,682
1/31/24	$9,862	$10,653
2/29/24	$9,832	$10,503
3/31/24	$9,892	$10,600
4/30/24	$9,681	$10,332
5/31/24	$9,731	$10,507
6/30/24	$9,711	$10,606
7/31/24	$9,972	$10,854
8/31/24	$9,992	$11,010
9/30/24	$10,093	$11,158
10/31/24	$9,912	$10,881

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 9/29/23
Class C without sales charge	1.98	-0.81
Class C with sales charge	0.98	-0.81
Bloomberg U.S. Aggregate Bond Index	10.55	8.07

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,096,979	39	136%	$21,209

Calamos Merger Arbitrage Fund

Class C: CMRCX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund seeks to capture the completion risk premium—the difference between a company's stock price and the announced acquisition price. In addition to stocks, the Fund can hold convertible bonds and high-yield debt.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	35.4
Energy	13.4
Consumer Staples	10.8
Communication Services	10.6
Health Care	7.6
Special Purpose Acquisition Companies	7.4
Materials	6.7
Consumer Discretionary	4.1

TOP 10 HOLDINGS

% OF NET ASSETS

Albertsons Companies, Inc. - Class A	9.4
Juniper Networks, Inc.	9.3
Hess Corp.	7.6
Perficient, Inc., 0.125%, 11/15/26	6.3
Amedisys, Inc.	6.3
ChampionX Corp.	5.3
United States Steel Corp.	4.9
Ansys, Inc.	4.7
Everest Consolidator Acquisition Corp.	4.3
Shift4 Payments, Inc., 0.500%, 08/01/27	4.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MARTSRA-C 24

Calamos Merger Arbitrage Fund

Class I: CMRGX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$194	1.91%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund posted a positive result despite a challenging environment for merger arbitrage, which faced volatile antitrust and regulatory headwinds as the presidential administration took a more holistic approach to identifying harms. During the annual period, government agencies broke up the merger deals of two popular brands, and another high-profile handbag deal looks headed for the same fate. Although discouraged by these outcomes, we believe these are temporary setbacks and expect regulation will swing back to focusing on traditional antitrust theory and case law. Sustained economic growth and a more stable rate environment should also provide catalysts for companies to enter mergers. We believe many companies are simply waiting for rates to stabilize before entering into agreements.

GROWTH OF $1,000,000

	Class I	Bloomberg U.S. Aggregate Bond Index
9/29/23	$1,000,000	$999,999
10/31/23	$973,000	$984,219
11/30/23	$1,014,000	$1,028,789
12/31/23	$1,041,071	$1,068,171
1/31/24	$988,766	$1,065,236
2/29/24	$986,754	$1,050,187
3/31/24	$994,801	$1,059,885
4/30/24	$973,678	$1,033,112
5/31/24	$979,713	$1,050,626
6/30/24	$978,707	$1,060,577
7/31/24	$1,005,866	$1,085,349
8/31/24	$1,008,883	$1,100,942
9/30/24	$1,018,942	$1,115,685
10/31/24	$1,002,848	$1,088,017

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 9/29/23
Class I	3.07	0.26
Bloomberg U.S. Aggregate Bond Index	10.55	8.07

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,096,979	39	136%	$21,209

Calamos Merger Arbitrage Fund

Class I: CMRGX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

The Fund seeks to capture the completion risk premium—the difference between a company's stock price and the announced acquisition price. In addition to stocks, the Fund can hold convertible bonds and high-yield debt.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents, securities sold short or written options.

SECTOR WEIGHTINGS

% OF NET ASSETS

Information Technology	35.4
Energy	13.4
Consumer Staples	10.8
Communication Services	10.6
Health Care	7.6
Special Purpose Acquisition Companies	7.4
Materials	6.7
Consumer Discretionary	4.1

TOP 10 HOLDINGS

% OF NET ASSETS

Albertsons Companies, Inc. - Class A	9.4
Juniper Networks, Inc.	9.3
Hess Corp.	7.6
Perficient, Inc., 0.125%, 11/15/26	6.3
Amedisys, Inc.	6.3
ChampionX Corp.	5.3
United States Steel Corp.	4.9
Ansys, Inc.	4.7
Everest Consolidator Acquisition Corp.	4.3
Shift4 Payments, Inc., 0.500%, 08/01/27	4.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | MARTSRA-I 24

Calamos Short-Term Bond Fund

Class A: CSTBX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Short-Term Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959. This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$65	0.63%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund delivered, high single-digit returns, as healthy starting levels of interest combined with positive price return drove performance. While the Fund outperformed the Bloomberg US Govt/Credit 1-3 Year Index, it lagged the peer group average. Although spreads are near the post-GFC tights, we feel the risk of materially wider spreads is modest given the strong economic backdrop. Additionally, we increased our allocation to below-investment-grade credit in an effort to boost yield. The Fund’s duration and security selection among utility companies underperformed. Security selection among non-financial corporate credits and the underweight allocation to Treasuries supported performance. We continue to apply fundamental research to identify issuers and industries where shareholders are well compensated for the risks taken.

GROWTH OF $10,000

	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
9/19/18	$9,775	$10,000
9/30/18	$9,777	$10,018
10/31/18	$9,787	$9,939
11/30/18	$9,796	$9,998
12/31/18	$9,843	$10,182
1/31/19	$9,903	$10,290
2/28/19	$9,924	$10,284
3/31/19	$9,985	$10,481
4/30/19	$10,016	$10,484
5/31/19	$10,077	$10,670
6/30/19	$10,137	$10,804
7/31/19	$10,149	$10,828
8/31/19	$10,220	$11,109
9/30/19	$10,218	$11,049
10/31/19	$10,261	$11,083
11/30/19	$10,261	$11,077
12/31/19	$10,282	$11,069
1/31/20	$10,352	$11,282
2/29/20	$10,403	$11,485
3/31/20	$10,157	$11,418
4/30/20	$10,289	$11,621
5/31/20	$10,370	$11,675
6/30/20	$10,472	$11,749
7/31/20	$10,552	$11,924
8/31/20	$10,580	$11,828
9/30/20	$10,576	$11,821
10/31/20	$10,593	$11,768
11/30/20	$10,640	$11,884
12/31/20	$10,683	$11,900
1/31/21	$10,702	$11,815
2/28/21	$10,695	$11,644
3/31/21	$10,676	$11,499
4/30/21	$10,700	$11,590
5/31/21	$10,724	$11,628
6/30/21	$10,715	$11,709
7/31/21	$10,738	$11,840
8/31/21	$10,739	$11,818
9/30/21	$10,728	$11,715
10/31/21	$10,684	$11,712
11/30/21	$10,670	$11,747
12/31/21	$10,668	$11,717
1/31/22	$10,579	$11,464
2/28/22	$10,535	$11,336
3/31/22	$10,404	$11,022
4/30/22	$10,327	$10,603
5/31/22	$10,371	$10,672
6/30/22	$10,252	$10,504
7/31/22	$10,365	$10,761
8/31/22	$10,292	$10,457
9/30/22	$10,166	$10,005
10/31/22	$10,151	$9,875
11/30/22	$10,270	$10,239
12/31/22	$10,307	$10,192
1/31/23	$10,428	$10,506
2/28/23	$10,352	$10,234
3/31/23	$10,453	$10,494
4/30/23	$10,512	$10,558
5/31/23	$10,483	$10,443
6/30/23	$10,477	$10,406
7/31/23	$10,528	$10,398
8/31/23	$10,568	$10,332
9/30/23	$10,540	$10,069
10/31/23	$10,536	$9,911
11/30/23	$10,702	$10,359
12/31/23	$10,865	$10,756
1/31/24	$10,897	$10,726
2/29/24	$10,873	$10,575
3/31/24	$10,930	$10,673
4/30/24	$10,897	$10,403
5/31/24	$10,982	$10,579
6/30/24	$11,045	$10,679
7/31/24	$11,180	$10,929
8/31/24	$11,279	$11,086
9/30/24	$11,368	$11,234
10/31/24	$11,303	$10,956

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 9/19/18
Class A without sales charge	7.28	1.95	2.40
Class A with sales charge	4.92	1.50	2.02
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.50

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$367,051,856	483	41%	$1,094,050

Calamos Short-Term Bond Fund

Class A: CSTBX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests predominantly across government, corporate, and securitized asset classes of US issuers with a dollar-weighted-average portfolio duration of three years or less. The goal is to generate a high level of current income and total return.

Asset allocation weightings and top 10 holdings exclude, if any, cash or cash equivalents.

ASSET ALLOCATION

% OF NET ASSETS

Corporate Bonds	58.0
Asset Backed Securities	19.9
Bank Loans	9.2
U.S. Government and Agency Securities	5.1
Municipal Obligations	3.6
Sovereign Bonds	1.7
Residential Mortgage Backed Securities	0.9

TOP 10 HOLDINGS

% OF NET ASSETS

U.S. Treasury Note, 4.250%, 02/28/29	3.3
U.S. Treasury Note, 3.500%, 09/30/29	0.8
MMAF Equipment Finance LLC - Class A3, Series 2023-A, 5.540%, 12/13/29	0.6
Credit Acceptance Auto Loan Trust - Class A, Series 2024-1A, 5.680%, 03/15/34	0.6
Porsche Financial Auto Securitization Trust - Class A3, Series 2023-2A, 5.790%, 01/22/29	0.6
Toyota Auto Loan Extended Note Trust - Class A, Series 2023-1A, 4.930%, 06/25/36	0.5
USAA Auto Owner Trust - Class A3, Series 2024-A, 5.030%, 03/15/29	0.5
Ford Credit Auto Owner Trust - Class A, Series 2024-1, 4.870%, 08/15/36	0.5
DLLAD LLC - Class A3, Series 2023-1A, 4.790%, 01/20/28	0.5
Capital One Multi-Asset Execution Trust - Class A3, Series 2021-A3, 1.040%, 11/15/26	0.5

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since October 31, 2024.

Effective August 1, 2024, the Fund’s 80% investment policy was revised to reference a dollar weighted average portfolio duration instead of a dollar weighted average maturity and to remove references to “investment grade.” As revised, “[t]he Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of debt securities that have a dollar weighted average portfolio duration of three years or less.” In addition, the Fund’s principal investment strategy was modified to permit the Fund to invest up to 25% of its net assets in below investment grade debt securities, which are sometimes referred to as high yield or “junk” bonds, which include bonds, bank loans and preferred securities. Prior to this date, the Fund was limited to investing up to 20% of its net assets in such securities.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | STBTSRA-A 24

Calamos Short-Term Bond Fund

Class I: CSTIX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Short-Term Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959. This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$39	0.38%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund delivered, high single-digit returns, as healthy starting levels of interest combined with positive price return drove performance. While the Fund outperformed the Bloomberg US Govt/Credit 1-3 Year Index, it lagged the peer group average. Although spreads are near the post-GFC tights, we feel the risk of materially wider spreads is modest given the strong economic backdrop. Additionally, we increased our allocation to below-investment-grade credit in an effort to boost yield. The Fund’s duration and security selection among utility companies underperformed. Security selection among non-financial corporate credits and the underweight allocation to Treasuries supported performance. We continue to apply fundamental research to identify issuers and industries where shareholders are well compensated for the risks taken.

GROWTH OF $1,000,000

	Class I	Bloomberg U.S. Aggregate Bond Index
9/19/18	$1,000,000	$999,999
9/30/18	$1,000,296	$1,001,761
10/31/18	$1,001,581	$993,846
11/30/18	$1,002,657	$999,776
12/31/18	$1,007,678	$1,018,143
1/31/19	$1,014,044	$1,028,958
2/28/19	$1,016,383	$1,028,361
3/31/19	$1,023,834	$1,048,106
4/30/19	$1,026,209	$1,048,374
5/31/19	$1,032,632	$1,066,985
6/30/19	$1,039,068	$1,080,382
7/31/19	$1,040,418	$1,082,760
8/31/19	$1,047,931	$1,110,818
9/30/19	$1,047,927	$1,104,903
10/31/19	$1,052,608	$1,108,231
11/30/19	$1,053,847	$1,107,664
12/31/19	$1,056,249	$1,106,893
1/31/20	$1,062,653	$1,128,195
2/29/20	$1,069,049	$1,148,502
3/31/20	$1,044,056	$1,141,741
4/30/20	$1,056,819	$1,162,039
5/31/20	$1,065,363	$1,167,446
6/30/20	$1,077,040	$1,174,804
7/31/20	$1,084,453	$1,192,350
8/31/20	$1,087,561	$1,182,724
9/30/20	$1,087,429	$1,182,077
10/31/20	$1,089,377	$1,176,799
11/30/20	$1,095,533	$1,188,345
12/31/20	$1,099,069	$1,189,982
1/31/21	$1,100,163	$1,181,450
2/28/21	$1,099,669	$1,164,392
3/31/21	$1,097,970	$1,149,850
4/30/21	$1,100,678	$1,158,934
5/31/21	$1,103,366	$1,162,720
6/30/21	$1,102,667	$1,170,889
7/31/21	$1,105,227	$1,183,983
8/31/21	$1,105,548	$1,181,729
9/30/21	$1,104,713	$1,171,496
10/31/21	$1,101,455	$1,171,172
11/30/21	$1,099,199	$1,174,640
12/31/21	$1,099,209	$1,171,635
1/31/22	$1,091,403	$1,146,393
2/28/22	$1,085,918	$1,133,603
3/31/22	$1,072,596	$1,102,107
4/30/22	$1,064,932	$1,060,284
5/31/22	$1,069,641	$1,067,119
6/30/22	$1,057,631	$1,050,379
7/31/22	$1,069,264	$1,076,044
8/31/22	$1,061,989	$1,045,643
9/30/22	$1,049,187	$1,000,462
10/31/22	$1,048,930	$987,503
11/30/22	$1,060,261	$1,023,819
12/31/22	$1,064,313	$1,019,202
1/31/23	$1,077,114	$1,050,558
2/28/23	$1,069,424	$1,023,396
3/31/23	$1,081,284	$1,049,389
4/30/23	$1,086,446	$1,055,752
5/31/23	$1,083,682	$1,044,255
6/30/23	$1,083,264	$1,040,529
7/31/23	$1,088,689	$1,039,808
8/31/23	$1,093,090	$1,033,166
9/30/23	$1,090,449	$1,006,909
10/31/23	$1,090,202	$991,020
11/30/23	$1,107,610	$1,035,898
12/31/23	$1,124,745	$1,075,552
1/31/24	$1,129,520	$1,072,597
2/29/24	$1,126,003	$1,057,443
3/31/24	$1,132,233	$1,067,209
4/30/24	$1,128,962	$1,040,251
5/31/24	$1,138,043	$1,057,886
6/30/24	$1,144,833	$1,067,905
7/31/24	$1,159,056	$1,092,849
8/31/24	$1,169,624	$1,108,550
9/30/24	$1,179,036	$1,123,394
10/31/24	$1,172,577	$1,095,536

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	SINCE INCEPTION 9/19/18
Class I	7.56	2.18	2.64
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.50

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$367,051,856	483	41%	$1,094,050

Calamos Short-Term Bond Fund

Class I: CSTIX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests predominantly across government, corporate, and securitized asset classes of US issuers with a dollar-weighted-average portfolio duration of three years or less. The goal is to generate a high level of current income and total return.

Asset allocation weightings and top 10 holdings exclude, if any, cash or cash equivalents.

ASSET ALLOCATION

% OF NET ASSETS

Corporate Bonds	58.0
Asset Backed Securities	19.9
Bank Loans	9.2
U.S. Government and Agency Securities	5.1
Municipal Obligations	3.6
Sovereign Bonds	1.7
Residential Mortgage Backed Securities	0.9

TOP 10 HOLDINGS

% OF NET ASSETS

U.S. Treasury Note, 4.250%, 02/28/29	3.3
U.S. Treasury Note, 3.500%, 09/30/29	0.8
MMAF Equipment Finance LLC - Class A3, Series 2023-A, 5.540%, 12/13/29	0.6
Credit Acceptance Auto Loan Trust - Class A, Series 2024-1A, 5.680%, 03/15/34	0.6
Porsche Financial Auto Securitization Trust - Class A3, Series 2023-2A, 5.790%, 01/22/29	0.6
Toyota Auto Loan Extended Note Trust - Class A, Series 2023-1A, 4.930%, 06/25/36	0.5
USAA Auto Owner Trust - Class A3, Series 2024-A, 5.030%, 03/15/29	0.5
Ford Credit Auto Owner Trust - Class A, Series 2024-1, 4.870%, 08/15/36	0.5
DLLAD LLC - Class A3, Series 2023-1A, 4.790%, 01/20/28	0.5
Capital One Multi-Asset Execution Trust - Class A3, Series 2021-A3, 1.040%, 11/15/26	0.5

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since October 31, 2024.

Effective August 1, 2024, the Fund’s 80% investment policy was revised to reference a dollar weighted average portfolio duration instead of a dollar weighted average maturity and to remove references to “investment grade.” As revised, “[t]he Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of debt securities that have a dollar weighted average portfolio duration of three years or less.” In addition, the Fund’s principal investment strategy was modified to permit the Fund to invest up to 25% of its net assets in below investment grade debt securities, which are sometimes referred to as high yield or “junk” bonds, which include bonds, bank loans and preferred securities. Prior to this date, the Fund was limited to investing up to 20% of its net assets in such securities.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | STBTSRA-I 24

Calamos Total Return Bond Fund

Class A: CTRAX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$95	0.90%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated low double-digit returns, as high coupons and positive price returns delivered strong total returns. While the Fund outperformed the Bloomberg US Aggregate Bond Index, it trailed the peer group average during the reporting period. Credit spreads are trading near post-GFC tights. The team has been migrating credit quality higher as we view the risks skewed to wider spreads. The underweight allocation and security selection in Treasuries supported returns. Security selection among non-financial companies and the overweight allocation to asset-backed securities depressed returns. The team continues to apply its fundamental research to identify issuers and industries where investors are well compensated for the risks taken.

GROWTH OF $10,000

	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/14	$9,622	$9,999
11/30/14	$9,662	$10,070
12/31/14	$9,622	$10,080
1/31/15	$9,807	$10,291
2/28/15	$9,782	$10,194
3/31/15	$9,820	$10,242
4/30/15	$9,822	$10,205
5/31/15	$9,813	$10,180
6/30/15	$9,704	$10,069
7/31/15	$9,742	$10,139
8/31/15	$9,706	$10,125
9/30/15	$9,735	$10,193
10/31/15	$9,819	$10,195
11/30/15	$9,783	$10,168
12/31/15	$9,733	$10,135
1/31/16	$9,771	$10,275
2/29/16	$9,857	$10,348
3/31/16	$10,011	$10,443
4/30/16	$10,087	$10,483
5/31/16	$10,067	$10,485
6/30/16	$10,221	$10,674
7/31/16	$10,305	$10,741
8/31/16	$10,294	$10,729
9/30/16	$10,304	$10,723
10/31/16	$10,246	$10,641
11/30/16	$10,031	$10,389
12/31/16	$10,055	$10,404
1/31/17	$10,073	$10,424
2/28/17	$10,151	$10,494
3/31/17	$10,140	$10,489
4/30/17	$10,227	$10,570
5/31/17	$10,283	$10,651
6/30/17	$10,271	$10,640
7/31/17	$10,318	$10,686
8/31/17	$10,405	$10,782
9/30/17	$10,343	$10,730
10/31/17	$10,340	$10,737
11/30/17	$10,318	$10,723
12/31/17	$10,352	$10,772
1/31/18	$10,239	$10,648
2/28/18	$10,147	$10,547
3/31/18	$10,177	$10,615
4/30/18	$10,109	$10,536
5/31/18	$10,160	$10,611
6/30/18	$10,154	$10,598
7/31/18	$10,165	$10,600
8/31/18	$10,239	$10,669
9/30/18	$10,180	$10,600
10/31/18	$10,103	$10,516
11/30/18	$10,116	$10,579
12/31/18	$10,212	$10,773
1/31/19	$10,370	$10,888
2/28/19	$10,404	$10,881
3/31/19	$10,594	$11,090
4/30/19	$10,609	$11,093
5/31/19	$10,770	$11,290
6/30/19	$10,890	$11,432
7/31/19	$10,924	$11,457
8/31/19	$11,178	$11,754
9/30/19	$11,118	$11,691
10/31/19	$11,137	$11,727
11/30/19	$11,135	$11,721
12/31/19	$11,127	$11,712
1/31/20	$11,358	$11,938
2/29/20	$11,537	$12,153
3/31/20	$11,249	$12,081
4/30/20	$11,463	$12,296
5/31/20	$11,546	$12,353
6/30/20	$11,650	$12,431
7/31/20	$11,862	$12,617
8/31/20	$11,774	$12,515
9/30/20	$11,772	$12,508
10/31/20	$11,714	$12,452
11/30/20	$11,849	$12,574
12/31/20	$11,873	$12,592
1/31/21	$11,811	$12,501
2/28/21	$11,652	$12,321
3/31/21	$11,495	$12,167
4/30/21	$11,600	$12,263
5/31/21	$11,640	$12,303
6/30/21	$11,724	$12,390
7/31/21	$11,851	$12,528
8/31/21	$11,825	$12,504
9/30/21	$11,732	$12,396
10/31/21	$11,715	$12,393
11/30/21	$11,721	$12,429
12/31/21	$11,714	$12,397
1/31/22	$11,453	$12,130
2/28/22	$11,325	$11,995
3/31/22	$11,065	$11,662
4/30/22	$10,681	$11,219
5/31/22	$10,673	$11,292
6/30/22	$10,413	$11,114
7/31/22	$10,735	$11,386
8/31/22	$10,480	$11,064
9/30/22	$10,034	$10,586
10/31/22	$9,943	$10,449
11/30/22	$10,268	$10,833
12/31/22	$10,226	$10,785
1/31/23	$10,588	$11,116
2/28/23	$10,359	$10,829
3/31/23	$10,506	$11,104
4/30/23	$10,583	$11,171
5/31/23	$10,461	$11,050
6/30/23	$10,456	$11,010
7/31/23	$10,485	$11,003
8/31/23	$10,409	$10,932
9/30/23	$10,143	$10,654
10/31/23	$9,960	$10,486
11/30/23	$10,431	$10,961
12/31/23	$10,832	$11,381
1/31/24	$10,815	$11,349
2/29/24	$10,676	$11,189
3/31/24	$10,768	$11,292
4/30/24	$10,499	$11,007
5/31/24	$10,689	$11,194
6/30/24	$10,794	$11,300
7/31/24	$11,023	$11,564
8/31/24	$11,179	$11,730
9/30/24	$11,322	$11,887
10/31/24	$11,059	$11,592

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	11.03	-0.14	1.40
Class A with sales charge	8.57	-0.59	1.01
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$30,230,197	197	66%	$165,496

Calamos Total Return Bond Fund

Class A: CTRAX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests predominantly across government, corporate, and securitized asset classes with the goal of generating a high level of current income and total return in excess of the benchmark over full market cycles.

Asset allocation weightings and top 10 holdings exclude, if any, cash or cash equivalents.

ASSET ALLOCATION

% OF NET ASSETS

Corporate Bonds	44.8
U.S. Government and Agency Securities	42.5
Bank Loans	5.7
Asset Backed Securities	4.7
Residential Mortgage Backed Securities	0.3

TOP 10 HOLDINGS

% OF NET ASSETS

Federal National Mortgage Association, 6.000%, 03/01/54	3.0
Federal National Mortgage Association, 6.000%, 09/01/53	2.5
Federal National Mortgage Association, 5.500%, 08/01/53	2.4
Federal National Mortgage Association, 4.500%, 02/01/53	2.1
U.S. Treasury Note, 3.875%, 08/15/34	2.1
Federal National Mortgage Association, 2.500%, 07/01/51	2.0
Federal National Mortgage Association, 4.500%, 06/01/52	1.7
Federal National Mortgage Association, 2.500%, 04/01/50	1.5
Federal National Mortgage Association, 4.000%, 11/01/52	1.5
Federal National Mortgage Association, 2.000%, 01/01/52	1.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | TRBTSRA-A 24

Calamos Total Return Bond Fund

Class C: CTRCX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$173	1.65%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated low double-digit returns, as high coupons and positive price returns delivered strong total returns. While the Fund outperformed the Bloomberg US Aggregate Bond Index, it trailed the peer group average during the reporting period. Credit spreads are trading near post-GFC tights. The team has been migrating credit quality higher as we view the risks skewed to wider spreads. The underweight allocation and security selection in Treasuries supported returns. Security selection among non-financial companies and the overweight allocation to asset-backed securities depressed returns. The team continues to apply its fundamental research to identify issuers and industries where investors are well compensated for the risks taken.

GROWTH OF $10,000

	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/14	$10,000	$9,999
11/30/14	$10,035	$10,070
12/31/14	$9,987	$10,080
1/31/15	$10,164	$10,291
2/28/15	$10,141	$10,194
3/31/15	$10,165	$10,242
4/30/15	$10,169	$10,205
5/31/15	$10,145	$10,180
6/30/15	$10,035	$10,069
7/31/15	$10,068	$10,139
8/31/15	$10,025	$10,125
9/30/15	$10,048	$10,193
10/31/15	$10,128	$10,195
11/30/15	$10,085	$10,168
12/31/15	$10,027	$10,135
1/31/16	$10,060	$10,275
2/29/16	$10,143	$10,348
3/31/16	$10,295	$10,443
4/30/16	$10,357	$10,483
5/31/16	$10,340	$10,485
6/30/16	$10,481	$10,674
7/31/16	$10,561	$10,741
8/31/16	$10,553	$10,729
9/30/16	$10,546	$10,723
10/31/16	$10,490	$10,641
11/30/16	$10,254	$10,389
12/31/16	$10,272	$10,404
1/31/17	$10,294	$10,424
2/28/17	$10,358	$10,494
3/31/17	$10,350	$10,489
4/30/17	$10,432	$10,570
5/31/17	$10,483	$10,651
6/30/17	$10,464	$10,640
7/31/17	$10,516	$10,686
8/31/17	$10,588	$10,782
9/30/17	$10,518	$10,730
10/31/17	$10,508	$10,737
11/30/17	$10,479	$10,723
12/31/17	$10,517	$10,772
1/31/18	$10,396	$10,648
2/28/18	$10,296	$10,547
3/31/18	$10,311	$10,615
4/30/18	$10,245	$10,536
5/31/18	$10,281	$10,611
6/30/18	$10,268	$10,598
7/31/18	$10,283	$10,600
8/31/18	$10,341	$10,669
9/30/18	$10,275	$10,600
10/31/18	$10,190	$10,516
11/30/18	$10,198	$10,579
12/31/18	$10,288	$10,773
1/31/19	$10,441	$10,888
2/28/19	$10,469	$10,881
3/31/19	$10,654	$11,090
4/30/19	$10,662	$11,093
5/31/19	$10,817	$11,290
6/30/19	$10,930	$11,432
7/31/19	$10,958	$11,457
8/31/19	$11,205	$11,754
9/30/19	$11,139	$11,691
10/31/19	$11,151	$11,727
11/30/19	$11,142	$11,721
12/31/19	$11,127	$11,712
1/31/20	$11,351	$11,938
2/29/20	$11,523	$12,153
3/31/20	$11,228	$12,081
4/30/20	$11,434	$12,296
5/31/20	$11,499	$12,353
6/30/20	$11,607	$12,431
7/31/20	$11,811	$12,617
8/31/20	$11,716	$12,515
9/30/20	$11,706	$12,508
10/31/20	$11,641	$12,452
11/30/20	$11,758	$12,574
12/31/20	$11,784	$12,592
1/31/21	$11,704	$12,501
2/28/21	$11,551	$12,321
3/31/21	$11,388	$12,167
4/30/21	$11,474	$12,263
5/31/21	$11,506	$12,303
6/30/21	$11,593	$12,390
7/31/21	$11,700	$12,528
8/31/21	$11,678	$12,504
9/30/21	$11,579	$12,396
10/31/21	$11,555	$12,393
11/30/21	$11,543	$12,429
12/31/21	$11,540	$12,397
1/31/22	$11,275	$12,130
2/28/22	$11,143	$11,995
3/31/22	$10,869	$11,662
4/30/22	$10,496	$11,219
5/31/22	$10,482	$11,292
6/30/22	$10,220	$11,114
7/31/22	$10,529	$11,386
8/31/22	$10,261	$11,064
9/30/22	$9,818	$10,586
10/31/22	$9,734	$10,449
11/30/22	$10,046	$10,833
12/31/22	$9,998	$10,785
1/31/23	$10,346	$11,116
2/28/23	$10,105	$10,829
3/31/23	$10,254	$11,104
4/30/23	$10,311	$11,171
5/31/23	$10,197	$11,050
6/30/23	$10,185	$11,010
7/31/23	$10,196	$11,003
8/31/23	$10,127	$10,932
9/30/23	$9,862	$10,654
10/31/23	$9,678	$10,486
11/30/23	$10,118	$10,961
12/31/23	$10,501	$11,381
1/31/24	$10,489	$11,349
2/29/24	$10,336	$11,189
3/31/24	$10,431	$11,292
4/30/24	$10,164	$11,007
5/31/24	$10,341	$11,194
6/30/24	$10,425	$11,300
7/31/24	$10,651	$11,564
8/31/24	$10,795	$11,730
9/30/24	$10,927	$11,887
10/31/24	$10,666	$11,592

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	10.21	-0.88	0.65
Class C with sales charge	9.21	-0.88	0.65
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$30,230,197	197	66%	$165,496

Calamos Total Return Bond Fund

Class C: CTRCX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests predominantly across government, corporate, and securitized asset classes with the goal of generating a high level of current income and total return in excess of the benchmark over full market cycles.

Asset allocation weightings and top 10 holdings exclude, if any, cash or cash equivalents.

ASSET ALLOCATION

% OF NET ASSETS

Corporate Bonds	44.8
U.S. Government and Agency Securities	42.5
Bank Loans	5.7
Asset Backed Securities	4.7
Residential Mortgage Backed Securities	0.3

TOP 10 HOLDINGS

% OF NET ASSETS

Federal National Mortgage Association, 6.000%, 03/01/54	3.0
Federal National Mortgage Association, 6.000%, 09/01/53	2.5
Federal National Mortgage Association, 5.500%, 08/01/53	2.4
Federal National Mortgage Association, 4.500%, 02/01/53	2.1
U.S. Treasury Note, 3.875%, 08/15/34	2.1
Federal National Mortgage Association, 2.500%, 07/01/51	2.0
Federal National Mortgage Association, 4.500%, 06/01/52	1.7
Federal National Mortgage Association, 2.500%, 04/01/50	1.5
Federal National Mortgage Association, 4.000%, 11/01/52	1.5
Federal National Mortgage Association, 2.000%, 01/01/52	1.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | TRBTSRA-C 24

Calamos Total Return Bond Fund

Class I: CTRIX

Annual Shareholder Report  - October 31, 2024

This annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$69	0.65%

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2024 (“annual period”), the Fund generated low double-digit returns, as high coupons and positive price returns delivered strong total returns. While the Fund outperformed the Bloomberg US Aggregate Bond Index, it trailed the peer group average during the reporting period. Credit spreads are trading near post-GFC tights. The team has been migrating credit quality higher as we view the risks skewed to wider spreads. The underweight allocation and security selection in Treasuries supported returns. Security selection among non-financial companies and the overweight allocation to asset-backed securities depressed returns. The team continues to apply its fundamental research to identify issuers and industries where investors are well compensated for the risks taken.

GROWTH OF $1,000,000

	Class I	Bloomberg U.S. Aggregate Bond Index
10/31/14	$1,000,000	$1,000,001
11/30/14	$1,004,290	$1,007,097
12/31/14	$1,000,344	$1,008,039
1/31/15	$1,018,888	$1,029,175
2/28/15	$1,017,418	$1,019,500
3/31/15	$1,020,628	$1,024,232
4/30/15	$1,021,956	$1,020,558
5/31/15	$1,021,292	$1,018,099
6/30/15	$1,010,103	$1,006,997
7/31/15	$1,014,328	$1,013,998
8/31/15	$1,010,781	$1,012,540
9/30/15	$1,014,004	$1,019,389
10/31/15	$1,022,962	$1,019,563
11/30/15	$1,019,394	$1,016,867
12/31/15	$1,014,439	$1,013,583
1/31/16	$1,018,630	$1,027,528
2/29/16	$1,027,826	$1,034,819
3/31/16	$1,044,053	$1,044,310
4/30/16	$1,051,212	$1,048,321
5/31/16	$1,050,372	$1,048,590
6/30/16	$1,065,560	$1,067,431
7/31/16	$1,075,619	$1,074,180
8/31/16	$1,074,705	$1,072,953
9/30/16	$1,074,892	$1,072,321
10/31/16	$1,070,067	$1,064,120
11/30/16	$1,047,829	$1,038,951
12/31/16	$1,049,539	$1,040,415
1/31/17	$1,052,730	$1,042,457
2/28/17	$1,060,056	$1,049,464
3/31/17	$1,060,152	$1,048,911
4/30/17	$1,069,424	$1,057,008
5/31/17	$1,075,559	$1,065,141
6/30/17	$1,074,477	$1,064,072
7/31/17	$1,080,682	$1,068,652
8/31/17	$1,089,002	$1,078,233
9/30/17	$1,082,734	$1,073,100
10/31/17	$1,082,656	$1,073,722
11/30/17	$1,080,531	$1,072,342
12/31/17	$1,084,316	$1,077,264
1/31/18	$1,072,721	$1,064,857
2/28/18	$1,063,249	$1,054,765
3/31/18	$1,066,653	$1,061,530
4/30/18	$1,060,765	$1,053,633
5/31/18	$1,065,351	$1,061,150
6/30/18	$1,064,924	$1,059,845
7/31/18	$1,067,391	$1,060,098
8/31/18	$1,074,300	$1,066,920
9/30/18	$1,068,282	$1,060,050
10/31/18	$1,060,385	$1,051,675
11/30/18	$1,061,998	$1,057,950
12/31/18	$1,072,368	$1,077,385
1/31/19	$1,089,147	$1,088,830
2/28/19	$1,092,916	$1,088,198
3/31/19	$1,113,150	$1,109,092
4/30/19	$1,114,899	$1,109,376
5/31/19	$1,132,078	$1,129,070
6/30/19	$1,144,891	$1,143,247
7/31/19	$1,148,738	$1,145,763
8/31/19	$1,175,674	$1,175,454
9/30/19	$1,169,653	$1,169,194
10/31/19	$1,173,004	$1,172,716
11/30/19	$1,171,940	$1,172,116
12/31/19	$1,171,323	$1,171,300
1/31/20	$1,197,036	$1,193,842
2/29/20	$1,214,958	$1,215,330
3/31/20	$1,184,902	$1,208,176
4/30/20	$1,207,618	$1,229,655
5/31/20	$1,216,656	$1,235,377
6/30/20	$1,227,862	$1,243,163
7/31/20	$1,250,479	$1,261,730
8/31/20	$1,241,467	$1,251,543
9/30/20	$1,241,470	$1,250,859
10/31/20	$1,236,756	$1,245,274
11/30/20	$1,250,162	$1,257,492
12/31/20	$1,252,928	$1,259,224
1/31/21	$1,246,603	$1,250,196
2/28/21	$1,230,142	$1,232,145
3/31/21	$1,213,809	$1,216,757
4/30/21	$1,225,121	$1,226,370
5/31/21	$1,229,575	$1,230,376
6/30/21	$1,238,688	$1,239,020
7/31/21	$1,252,386	$1,252,875
8/31/21	$1,251,055	$1,250,490
9/30/21	$1,241,498	$1,239,662
10/31/21	$1,238,829	$1,239,320
11/30/21	$1,239,741	$1,242,989
12/31/21	$1,239,207	$1,239,809
1/31/22	$1,213,038	$1,213,098
2/28/22	$1,199,754	$1,199,564
3/31/22	$1,171,259	$1,166,236
4/30/22	$1,132,071	$1,121,979
5/31/22	$1,131,481	$1,129,212
6/30/22	$1,104,221	$1,111,498
7/31/22	$1,137,313	$1,138,656
8/31/22	$1,110,522	$1,106,486
9/30/22	$1,063,461	$1,058,676
10/31/22	$1,054,049	$1,044,963
11/30/22	$1,088,789	$1,083,392
12/31/22	$1,085,737	$1,078,507
1/31/23	$1,123,209	$1,111,687
2/28/23	$1,099,119	$1,082,945
3/31/23	$1,116,191	$1,110,450
4/30/23	$1,123,358	$1,117,183
5/31/23	$1,111,883	$1,105,018
6/30/23	$1,111,533	$1,101,075
7/31/23	$1,113,610	$1,100,311
8/31/23	$1,106,997	$1,093,284
9/30/23	$1,078,991	$1,065,499
10/31/23	$1,059,805	$1,048,685
11/30/23	$1,108,811	$1,096,174
12/31/23	$1,151,637	$1,138,135
1/31/24	$1,150,046	$1,135,008
2/29/24	$1,135,516	$1,118,973
3/31/24	$1,145,557	$1,129,307
4/30/24	$1,117,130	$1,100,780
5/31/24	$1,138,889	$1,119,442
6/30/24	$1,149,043	$1,130,044
7/31/24	$1,174,887	$1,156,439
8/31/24	$1,191,782	$1,173,053
9/30/24	$1,207,288	$1,188,762
10/31/24	$1,178,231	$1,159,282

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	5 YEARS	10 YEARS
Class I	11.17	0.09	1.65
Bloomberg U.S. Aggregate Bond Index	10.55	-0.23	1.49

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/funds/mutual/ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$30,230,197	197	66%	$165,496

Calamos Total Return Bond Fund

Class I: CTRIX

Annual Shareholder Report  - October 31, 2024

WHAT DID THE FUND INVEST IN?

Through its multi-sector fixed-income strategy, the Fund invests predominantly across government, corporate, and securitized asset classes with the goal of generating a high level of current income and total return in excess of the benchmark over full market cycles.

Asset allocation weightings and top 10 holdings exclude, if any, cash or cash equivalents.

ASSET ALLOCATION

% OF NET ASSETS

Corporate Bonds	44.8
U.S. Government and Agency Securities	42.5
Bank Loans	5.7
Asset Backed Securities	4.7
Residential Mortgage Backed Securities	0.3

TOP 10 HOLDINGS

% OF NET ASSETS

Federal National Mortgage Association, 6.000%, 03/01/54	3.0
Federal National Mortgage Association, 6.000%, 09/01/53	2.5
Federal National Mortgage Association, 5.500%, 08/01/53	2.4
Federal National Mortgage Association, 4.500%, 02/01/53	2.1
U.S. Treasury Note, 3.875%, 08/15/34	2.1
Federal National Mortgage Association, 2.500%, 07/01/51	2.0
Federal National Mortgage Association, 4.500%, 06/01/52	1.7
Federal National Mortgage Association, 2.500%, 04/01/50	1.5
Federal National Mortgage Association, 4.000%, 11/01/52	1.5
Federal National Mortgage Association, 2.000%, 01/01/52	1.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 800-582-6959.

©2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 800-582-6959 | www.calamos.com | TRBTSRA-I 24

Item 1(b). Not applicable.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or person performing similar functions.

(b) No response required.

(c) The registrant has not amended its Code of Ethics as it relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2 during the period covered by this report.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by this report.

(e) Not applicable.

(f) (1) The registrant’s Code of Ethics is attached as an Exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that, it has five audit committee financial experts serving on its audit committee, each of whom is an independent Trustee for purpose of this N-CSR item: John E. Neal, William R. Rybak, Virginia G. Breen, Karen L. Stuckey and Christopher M. Toub. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert pursuant to this Item. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert pursuant to this Item does not affect the duties, obligations, or liabilities of any other member of the audit committee or board of trustees.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fiscal Years Ended	10/31/2023	10/31/2024
Audit Fees(a)	$569,521	$586,120
Audit-Related Fees(b)	$166,914	$182,816
Tax Fees(c)	$-	$-
All Other Fees(d)	$-	$-
Total	$736,435	$768,936

(a) Audit fees are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-related fees are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax fees are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

(d) All other fees are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraph (a)-(c) of this Item 4.

(e) (1) Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant, including the fees and other compensation to be paid to the principal accountants; provided that the pre-approval of non-audit services is waived if (i) the services were not recognized by management at the time of the engagement as non-audit services,(ii) the aggregate fees for all non-audit services provided to the registrant are less than 5% of the total fees paid by the registrant to its principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant, including the fees and other compensation to be paid to the principal accountants; provided that pre-approval of non-audit services to the adviser or an affiliate of the adviser is not required if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the adviser and all entities controlling, controlled by or under common control with the adviser are less than 5% of the total fees for non-audit services requiring pre-approval under paragraph (e)(1)of this Item 4 paid by the registrant, the adviser or its affiliates to the registrant’s principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

(e)(2) No percentage of the principal accountant’s fees or services described in each of paragraphs (b)—(d) of this Item were approved pursuant to the waiver provision paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The following table presents the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant and the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser or any entity controlling, controlled by or under common control of the adviser.

Fiscal Years Ended	10/31/2023	10/31/2024
Registrant	$-	$-
Investment Adviser	$120	$-

(h) No disclosures are required by this Item 4(h).

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of the N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

TIMELY INFORMATION INSIDE

Family of Funds

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION OCTOBER 31, 2024

Alternative

Calamos Market Neutral Income Fund

Calamos Hedged Equity Fund

Calamos Phineus Long/Short Fund

Calamos Merger Arbitrage Fund

Convertible

Calamos Convertible Fund

Calamos Global Convertible Fund

US Equity

Calamos Timpani Small Cap Growth Fund

Calamos Timpani SMID Growth Fund

Calamos Growth Fund

Calamos Growth and Income Fund

Calamos Dividend Growth Fund

Calamos Select Fund

Global Equity

Calamos International Growth Fund

Calamos Evolving World Growth Fund

Calamos Global Equity Fund

Calamos Global Opportunities Fund

Calamos International Small Cap Growth Fund

Fixed Income

Calamos Total Return Bond Fund

Calamos High Income Opportunities Fund

Calamos Short-Term Bond Fund

Visit www.calamos.com/paperless to enroll. You can view shareholder communications, including fund prospectuses, annual reports and other shareholder materials online long before the printed publications arrive by traditional mail.

TABLE OF CONTENTS

The Funds	1
Statements of Assets and Liabilities	2
Statements of Operations	7
Statements of Changes In Net Assets	11
Financial Highlights	18
Schedules of Investments	83
Notes to Financial Statements	175
Report of Independent Registered Public Accounting Firm	213
Statement Regarding Basis for Approval of Investment Advisory Contract	215
Tax Information	220

The Funds

Fund	Class A	Class C	Class I	Class R6
Calamos Market Neutral Income Fund	CVSIX	CVSCX	CMNIX	CVSOX
Calamos Hedged Equity Fund	CAHEX	CCHEX	CIHEX
Calamos Phineus Long/Short Fund	CPLSX	CPCLX	CPLIX
Calamos Merger Arbitrage Fund	CMRAX	CMRCX	CMRGX
Calamos Convertible Fund	CCVIX	CCVCX	CICVX
Calamos Global Convertible Fund	CAGCX	CCGCX	CXGCX
Calamos Timpani Small Cap Growth Fund	CTASX	CTCSX	CTSIX	CTSOX
Calamos Timpani SMID Growth Fund	CTAGX		CTIGX	CTOGX
Calamos Growth Fund	CVGRX	CVGCX	CGRIX
Calamos Growth and Income Fund	CVTRX	CVTCX	CGIIX	CGIOX
Calamos Dividend Growth Fund	CADVX	CCDVX	CIDVX
Calamos Select Fund	CVAAX	CVACX	CVAIX
Calamos International Growth Fund	CIGRX	CIGCX	CIGIX	CIGOX
Calamos Evolving World Growth Fund	CNWGX	CNWDX	CNWIX
Calamos Global Equity Fund	CAGEX	CCGEX	CIGEX	CGEOX
Calamos Global Opportunities Fund	CVLOX	CVLCX	CGCIX
Calamos International Small Cap Growth Fund	CAISX	CCISX	CSGIX	CISOX
Calamos Total Return Bond Fund	CTRAX	CTRCX	CTRIX
Calamos High Income Opportunities Fund	CHYDX	CCHYX	CIHYX
Calamos Short-Term Bond Fund	CSTBX		CSTIX

www.calamos.com

Statements of Assets and Liabilities October 31, 2024

	MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND	CONVERTIBLE FUND
ASSETS
Investments in securities, at cost	$11,352,123,065	$453,325,129	$815,121,936	$2,087,048	$799,148,695
Investments in affiliated funds, at cost	350,000,000	—	—	—	—
Investment in securities, at value*	$15,290,974,923	$718,815,008	$939,516,949	$2,013,782	$904,119,102
Investments in affiliated funds, at value	334,315,266	—	—	—	—
Cash with custodian	348,567,095	4,096,787	80,764,032	109,320	33,063,702
Cash held at broker	60,765,548	30	133,891	—	91
Collateral for short positions domestic	1,180,279,493	—	—	—	—
Collateral for short positions foreign	33,518,733	—	—	—	—
Cash collateral segregated for over-the-counter derivatives	2,010,000	—	—	—	—
Restricted cash for short positions	1,624,333,167	—	847,858,994	302,231	—
Restricted cash for open forward foreign currency contracts	170,000	—	—	—	320,000
Restricted foreign currency for short positions (cost $91,907,554 and $102)	91,907,554	—	102	—	—
Cash collateral held	2,030,000	—	—	—	—
Foreign currencies held at broker (cost $35,707,130)	35,707,130	—	—	—	—
Unrealized appreciation on total return swaps	99,960	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	449,015	—	—	—	45,307
Receivables:
Investments sold	38,057,719	—	71,526,423	13,598	—
Accrued interest and dividends	29,600,985	372,403	580,547	2,235	2,562,239
Fund shares sold	24,239,328	551,590	1,456,126	—	462,781
Prepaid expenses	226,266	21,841	30,760	30,686	48,209
Other assets	5,009,020	—	2,994,728	1,018	193,933
Total assets	19,102,261,202	723,857,659	1,944,862,552	2,472,870	940,815,364
LIABILITIES
Due to Investment advisor	—	—	—	929	—
Cash due to custodian	11,541	—	—	—	—
Cash due to broker	707,147	—	557,697	—	—
Restricted cash for short positions due to broker	37,527	—	—	—	—
Cash collateral segregated for over-the-counter derivatives—received	2,010,000	—	—	—	—
Restrcited cash for open foreign forward currency contracts—received	170,000	—	—	—	—
Foreign currency due to broker (cost $23,526,930 and $303)	23,508,996	—	291	—	—
Collateral for securities loaned	231,428,967	441,669	15,524,550	—	64,401,143
Securities sold short, at value (proceeds $2,570,288,853, $838,659,430, and $305,532)	2,891,335,672	—	819,766,622	289,244	—
Options written, at value (premium $745,346,888, $24,114,418, $20,967,001, and $2,961)	824,890,625	25,118,500	20,590,738	3,150	—
Unrealized depreciation on forward foreign currency contracts	1,905,296	—	—	—	292,737
Payables:
Investments purchased	29,513,173	—	42,898,738	—	3,011,418
Open swap contracts	544,904	—	—	—	—
Fund shares redeemed	9,035,682	508,546	424,442	—	984,824
Affiliates:
Investment advisory fees	8,250,800	437,483	1,072,663	1,814	539,799
Distribution fees	24,182	1,073	2,676	7	5,046
Deferred compensation to trustees	188,856	—	—	—	193,933
Trustees' fees and officer compensation	47,621	2,998	4,246	896	3,924
Other accounts payable and accrued liabilities	3,413,964	151,010	190,206	79,851	173,648
Total liabilities	4,027,024,953	26,661,279	901,032,869	375,891	69,606,472
NET ASSETS	$15,075,236,249	$697,196,380	$1,043,829,683	$2,096,979	$871,208,892
COMPOSITION OF NET ASSETS
Paid in capital	$13,593,083,769	$515,971,813	$914,157,596	$2,101,786	$771,902,425
Accumulated distributable earnings (loss)	1,482,152,480	181,224,567	129,672,087	(4,807)	99,306,467
NET ASSETS	$15,075,236,249	$697,196,380	$1,043,829,683	$2,096,979	$871,208,892

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statements of Assets and Liabilities October 31, 2024

	MARKET NEUTRAL INCOME FUND		HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND		CONVERTIBLE FUND
CLASS A SHARES†
Net assets applicable to shares outstanding	$905,711,735		$30,130,459	$67,242,573	$122,943		$248,572,961
Shares outstanding	59,809,721		1,772,669	3,957,650	12,360		11,587,156
Net asset value and redemption price per share	$15.14		$17.00	$16.99	$9.95		$21.45
Maximum offering price per share (Net asset value, plus 4.75% of offering price)	$15.57	#	$17.85	$17.85	$10.23	#	$21.94	#
CLASS C SHARES†**
Net assets applicable to shares outstanding	$215,590,637		$11,877,292	$32,321,955	$99,209		$29,466,146
Shares outstanding	14,168,652		722,168	2,014,194	10,043		1,420,090
Net asset value and redemption price per share	$15.22		$16.45	$16.05	$9.88		$20.75
CLASS I SHARES†
Net assets applicable to shares outstanding	$13,793,265,171		$655,188,629	$944,265,155	$1,874,827		$593,169,785
Shares outstanding	922,856,376		38,473,555	54,668,910	188,045		32,449,276
Net asset value and redemption price per share	$14.95		$17.03	$17.27	$9.97		$18.28
CLASS R6 SHARES†
Net assets applicable to shares outstanding	$160,668,706		$—	$—	$—		$—
Shares outstanding	10,746,269		—	—	—		—
Net asset value and redemption price per share	$14.95		$—	$—	$—		$—
* Includes securities on loan	$290,335,321		$1,710,593	$15,281,332	$—		$78,305,851

#  For Market Neutral Income Fund and Merger Arbitrage Fund maximum offering price per share is Net asset value plus 2.75% of offering price. For Convertible Fund maximum offering price per share is Net asset value plus 2.25% of offering price.

†  No par value; unlimited number of shares authorized.

**  Redemption price may be reduced by contingent deferred sales charge.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Assets and Liabilities October 31, 2024

	GLOBAL CONVERTIBLE FUND		TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND	GROWTH FUND	GROWTH AND INCOME FUND
ASSETS
Investments in securities, at cost	$132,757,925		$256,895,573	$19,357,776	$748,615,961	$1,473,987,857
Investment in securities, at value*	$137,218,144		$346,612,949	$26,154,755	$1,545,847,163	$2,841,009,414
Cash with custodian	2,728,880		542,455	158,323	7,256,082	71,116,215
Cash held at broker	279		—	—	2,226,313	—
Restricted cash for short positions	—		—	—	—	8,399
Foreign currencies held by broker (cost $54)	54		—	—	—	—
Receivables:
Investments sold	—		3,007,261	207,965	882,922	2,362,379
Accrued interest	400,220		2,464	109	299,037	3,857,338
Fund shares sold	168,277		947,311	5,164	44,036	1,930,016
Due from Investment advisor	—		4,747	10,170	—	—
Prepaid expenses	13,281		27,513	24,433	36,923	57,681
Other assets	—		—	—	940,007	405,896
Total assets	140,529,135		351,144,700	26,560,919	1,557,532,483	2,920,747,338
LIABILITIES
Due to Investment advisor	58		—	—	—	—
Collateral for securities loaned	12,132,958		—	—	18,550,892	56,537,968
Foreign currency due to broker (cost $54 and $55)	54		—	—	—	55
Options written, at value (premium $1,227,647 and $691,874)	—		—	—	29,625	376,058
Payables:
Investments purchased	441,018		3,236,891	261,961	1,105,606	27,142,906
Fund shares redeemed	6,566		167,152	5,819	434,490	1,159,091
Affiliates:
Investment advisory fees	92,830		266,825	21,343	1,184,754	1,646,423
Distribution fees	227		666	4	17,039	25,219
Deferred compensation to trustees	—		—	—	940,007	405,896
Trustees' fees and officer compensation	1,464		1,905	1,121	5,342	9,023
Other accounts payable and accrued liabilities	48,247		98,625	21,276	292,917	480,275
Total liabilities	12,723,422		3,772,064	311,524	22,560,672	87,782,914
NET ASSETS	$127,805,713		$347,372,636	$26,249,395	$1,534,971,811	$2,832,964,424
COMPOSITION OF NET ASSETS
Paid in capital	$131,183,649		$344,275,864	$19,261,072	$669,086,381	$1,391,161,938
Accumulated distributable earnings (loss)	(3,377,936)		3,096,772	6,988,323	865,885,430	1,441,802,486
NET ASSETS	$127,805,713		$347,372,636	$26,249,395	$1,534,971,811	$2,832,964,424
CLASS A SHARES†
Net assets applicable to shares outstanding	$8,122,088		$27,306,200	$293,122	$1,168,907,822	$1,387,945,654
Shares outstanding	676,618		791,121	20,847	26,400,949	28,291,011
Net asset value and redemption price per share	$12.00		$34.52	$14.06	$44.28	$49.06
Maximum offering price per share (Net asset value, plus 4.75% of offering price)	$12.28	#	$36.24	$14.76	$46.49	$51.51
CLASS C SHARES†**
Net assets applicable to shares outstanding	$2,085,627		$5,035,346	$—	$10,535,440	$106,421,233
Shares outstanding	182,550		145,135	—	665,555	2,166,991
Net asset value and redemption price per share	$11.42		$34.69	$—	$15.83	$49.11
CLASS I SHARES†
Net assets applicable to shares outstanding	$117,597,998		$285,865,732	$25,447,908	$355,528,549	$1,301,172,074
Shares outstanding	9,741,153		7,969,386	1,783,336	5,172,919	27,957,781
Net asset value and redemption price per share	$12.07		$35.87	$14.27	$68.73	$46.54
CLASS R6 SHARES†
Net assets applicable to shares outstanding	$—		$29,165,358	$508,365	$—	$37,425,463
Shares outstanding	—		808,753	35,598	—	803,712
Net asset value and redemption price per share	$—		$36.06	$14.28	$—	$46.57
* Includes securities on loan	$11,892,290		$—	$—	$30,531,641	$75,174,189

#  For Global Convertible Fund, maximum offering price per share is Net asset value plus 2.25% of offering price.

†  No par value; unlimited number of shares authorized.

**  Redemption price may be reduced by contingent deferred sales charge.

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statements of Assets and Liabilities October 31, 2024

	DIVIDEND GROWTH FUND	SELECT FUND	INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND
ASSETS
Investments in securities, at cost	$10,642,023	$32,355,681	$193,434,706	$309,346,421	$80,693,626
Investment in securities, at value*	$21,114,944	$54,842,627	$251,333,112	$410,065,061	$133,134,818
Cash with custodian	80,848	1,301,302	5,223,750	—	830,319
Cash held at broker	—	—	1,500	54	—
Foreign currencies held at broker (cost $252)	—	—	250	—	—
Restricted cash for open forward foreign currency contracts	—	—	580,000	1,190,000	—
Receivables:
Investments sold	—	—	3,151,172	3,944,803	2,436,245
Accrued dividends	7,878	13,639	485,321	290,252	85,164
Fund shares sold	—	12,583	76,910	225,847	219,184
Due from Investment advisor	10,041	17,663	57,084	106,747	12,277
Prepaid expenses	24,785	12,020	28,975	35,013	31,464
Other assets	—	100,775	63,431	18,691	32,535
Total assets	21,238,496	56,300,609	261,001,505	415,876,468	136,782,006
LIABILITIES
Cash due to custodian	—	—	—	856,982	—
Cash due to broker	—	—	—	28	—
Collateral for securities loaned	522,246	—	10,466,462	9,933,581	1,529,569
Foreign currency due to broker (cost $1)	—	—	—	—	1
Unrealized depreciation on forward foreign currency contracts	—	—	629,005	1,202,567	—
Payables:
Investments purchased	31,428	—	5,608,771	2,090,260	734,860
Fund shares redeemed	—	27,955	88,292	285,931	120,278
Affiliates:
Investment advisory fees	17,731	48,444	201,507	381,649	112,398
Distribution fees	249	219	778	794	469
Deferred compensation to trustees	—	100,775	63,431	18,691	32,535
Trustees' fees and officer compensation	1,118	1,216	1,748	2,310	1,383
Other accounts payable and accrued liabilities	21,027	24,764	1,460,986	4,461,528	670,232
Total liabilities	593,799	203,373	18,520,980	19,234,321	3,201,725
NET ASSETS	$20,644,697	$56,097,236	$242,480,525	$396,642,147	$133,580,281
COMPOSITION OF NET ASSETS
Paid in capital	$9,679,729	$29,744,734	$176,038,893	$392,319,749	$72,185,030
Accumulated distributable earnings (loss)	10,964,968	26,352,502	66,441,632	4,322,398	61,395,251
NET ASSETS	$20,644,697	$56,097,236	$242,480,525	$396,642,147	$133,580,281
CLASS A SHARES†
Net assets applicable to shares outstanding	$7,128,076	$14,300,512	$50,314,267	$42,336,413	$28,482,438
Shares outstanding	380,487	650,607	2,293,374	2,159,132	1,620,496
Net asset value and redemption price per share	$18.73	$21.98	$21.94	$19.61	$17.58
Maximum offering price per share (Net asset value, plus 4.75% of offering price)	$19.66	$23.08	$23.03	$20.59	$18.46
CLASS C SHARES†**
Net assets applicable to shares outstanding	$2,695,503	$347,407	$1,451,527	$3,708,853	$1,268,286
Shares outstanding	153,252	19,429	80,532	206,705	91,075
Net asset value and redemption price per share	$17.59	$17.88	$18.02	$17.94	$13.93
CLASS I SHARES†
Net assets applicable to shares outstanding	$10,821,118	$41,449,317	$184,336,464	$350,596,881	$103,750,659
Shares outstanding	574,197	1,804,515	8,028,746	17,688,341	5,586,326
Net asset value and redemption price per share	$18.85	$22.97	$22.96	$19.82	$18.57
CLASS R6 SHARES†
Net assets applicable to shares outstanding	$—	$—	$6,378,267	$—	$78,898
Shares outstanding	—	—	274,508	—	4,244
Net asset value and redemption price per share	$—	$—	$23.24	$—	$18.59
* Includes securities on loan	$501,442	$—	$14,120,236	$12,724,787	$3,195,355

†  No par value; unlimited number of shares authorized.

**  Redemption price may be reduced by contingent deferred sales charge.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Assets and Liabilities October 31, 2024

	GLOBAL OPPORTUNITIES FUND	INTERNATIONAL SMALL CAP GROWTH FUND	TOTAL RETURN BOND FUND		HIGH INCOME OPPORTUNITIES FUND		SHORT-TERM BOND FUND
ASSETS
Investments in securities, at cost	$194,513,995	$4,866,872	$33,128,631		$38,192,797		$373,994,177
Investment in securities, at value*	$267,533,786	$5,448,297	$30,628,139		$36,851,476		$373,730,062
Cash with custodian	9,156,180	261,473	367,739		1,863,964		4,694,253
Restricted cash for futures	—	—	28,600		—		357,500
Variation margin on open futures contracts	—	—	52,885		—		597,397
Receivables:
Investments sold	4,196,707	59,506	25,226		295,574		191,248
Accrued interest and dividends	718,965	5,457	228,828		498,874		2,950,946
Fund shares sold	655,117	51,997	17,811		248,856		139,926
Due from Investment advisor	51,863	9,855	6,714		11,506		—
Prepaid expenses	25,970	22,178	21,599		22,156		23,956
Other assets	152,650	—	36,610		111,054		—
Total assets	282,491,238	5,858,763	31,414,151		39,903,460		382,685,288
LIABILITIES
Cash due to custodian	30	—	—		—		—
Collateral for securities loaned	581,900	—	990,975		1,853,285		12,451,990
Variation margin on open futures contracts	—	—	51,406		—		578,911
Foreign currency due to broker (cost $1)	—	1	—		—		—
Payables:
Investments purchased	1,808,783	86,836	—		346,345		1,000,500
Fund shares redeemed	62,164	—	50,892		98,299		27,413
Dividends payable	—	—	13,392		5,290		1,421,495
Affiliates:
Investment advisory fees	238,639	4,668	11,746		19,017		93,537
Distribution fees	2,034	7	168		397		52
Deferred compensation to trustees	152,650	—	36,610		111,054		—
Trustees' fees and officer compensation	1,756	1,071	1,167		1,180		2,260
Other accounts payable and accrued liabilities	241,776	46,201	27,598		33,003		57,274
Total liabilities	3,089,732	138,784	1,183,954		2,467,870		15,633,432
NET ASSETS	$279,401,506	$5,719,979	$30,230,197		$37,435,590		$367,051,856
COMPOSITION OF NET ASSETS
Paid in capital	$189,009,982	$5,461,999	$35,703,075		$51,600,992		$383,896,303
Accumulated distributable earnings (loss)	90,391,524	257,980	(5,472,878)		(14,165,402)		(16,844,447)
NET ASSETS	$279,401,506	$5,719,979	$30,230,197		$37,435,590		$367,051,856
CLASS A SHARES†
Net assets applicable to shares outstanding	$98,639,537	$433,106	$11,500,209		$27,553,656		$3,824,746
Shares outstanding	7,590,452	43,519	1,283,485		3,531,073		401,375
Net asset value and redemption price per share	$13.00	$9.95	$8.96		$7.80		$9.53
Maximum offering price per share (Net asset value, plus 4.75% of offering price)	$13.65	$10.45	$9.17	#	$7.98	#	$9.75	#
CLASS C SHARES†**
Net assets applicable to shares outstanding	$12,172,550	$9,813	$200,192		$378,800		$—
Shares outstanding	1,119,326	1,005	22,354		45,053		—
Net asset value and redemption price per share	$10.87	$9.76	$8.96		$8.41		$—
CLASS I SHARES†
Net assets applicable to shares outstanding	$168,589,419	$5,266,982	$18,529,796		$9,503,134		$363,227,110
Shares outstanding	12,440,123	526,410	2,066,819		1,217,526		38,152,127
Net asset value and redemption price per share	$13.55	$10.01	$8.97		$7.81		$9.52
CLASS R6 SHARES†
Net assets applicable to shares outstanding	$—	$10,078	$—		$—		$—
Shares outstanding	—	1,007	—		—		—
Net asset value and redemption price per share	$—	$10.01	$—		$—		$—
* Includes securities on loan	$566,462	$—	$1,139,471		$1,829,883		$37,923,792

#  For Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund, maximum offering price per share is Net asset value plus 2.25% of offering price.

†  No par value; unlimited number of shares authorized.

**  Redemption price may be reduced by contingent deferred sales charge.

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statements of Operations Year Ended October 31, 2024

	MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND	CONVERTIBLE FUND
INVESTMENT INCOME
Interest	$95,042,406	$216,471	$4,069,786	$14,700	$11,307,277
Interest on short sales	133,539,972	—	32,716,812	24,475	337
(Amortization)/accretion of investment securities	(69,712,219)	—	—	10,041	(7,485,652)
Net interest	158,870,159	216,471	36,786,598	49,216	3,821,962
Dividends	129,584,406	9,410,051	13,175,369	19,261	1,795,694
Dividends from affiliated funds	16,134,168	—	—	—	—
Dividend taxes withheld	(142,495)	(3,421)	(196,323)	(254)	—
Securities lending income, net of rebates received or paid to borrowers	268,239	6,050	47,328	—	49,320
Total investment income	304,714,477	9,629,151	49,812,972	68,223	5,666,976
EXPENSES
Investment advisory fees	94,602,852	4,793,750	12,381,860	21,209	6,255,523
Distribution fees
Class A	2,357,118	70,705	178,948	337	631,346
Class C	2,335,542	106,638	331,529	992	309,729
Dividend or interest expense on short positions	25,204,578	—	8,058,374	13,932	—
Transfer agent fees	13,081,730	691,025	954,047	8,163	828,381
Fund administration fees	843,962	34,427	58,310	1,464	53,930
Accounting fees	773,669	48,869	63,487	14,868	55,317
Printing and mailing fees	717,471	42,353	72,377	7,775	56,966
Tax fees	591,054	26,202	29,868	619	33,513
Trustees' fees and officer compensation	570,195	37,264	51,281	11,412	44,091
Legal fees	447,006	26,575	37,158	13,542	38,834
Audit fees	381,160	26,401	34,613	13,564	29,981
Custodian fees	293,355	10,210	163,902	4,640	16,592
Registration fees	220,339	68,245	75,119	13,226	68,831
Offering costs	—	—	—	118,379	—
Other	534,045	39,754	52,390	18,219	41,264
Total expenses	142,954,076	6,022,418	22,543,263	262,341	8,464,298
Less expense reductions	(997,595)	—	—	(220,569)	—
Net expenses	141,956,481	6,022,418	22,543,263	41,772	8,464,298
NET INVESTMENT INCOME (LOSS)	162,757,996	3,606,733	27,269,709	26,451	(2,797,322)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	690,454,600	28,205,588	217,337,547	29,038	19,468,845
Purchased options	(243,122,320)	(29,594,043)	(58,999,508)	(3,217)	2,962,032
Foreign currency transactions	(261,580)	—	41,411	117	(21,384)
Forward foreign currency contracts	(1,690,558)	—	—	—	643,891
Written options	(1,305,090,277)	(31,398,384)	20,363,161	3,988	—
Short positions	(177,094,383)	—	(165,790,113)	4,625	—
Total return swaps	(7,139,390)	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	2,764,551,280	165,155,954	115,427,186	(3,588)	140,376,271
Affiliated funds	8,076,944	—	—	—	—
Purchased options	(85,462,046)	(5,616,435)	5,222,051	—	419,880
Foreign currency translations	8,060,848	—	(3,497)	1	—
Forward foreign currency contracts	(1,385,561)	—	—	—	(318,182)
Written options	(198,179,585)	(6,876,965)	(865,940)	(189)	—
Short positions	(397,532,729)	—	(14,282,993)	2,835	—
Total return swaps	(128,900)	—	—	—	—
NET GAIN (LOSS)	1,054,056,343	119,875,715	118,449,305	33,610	163,531,353
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,216,814,339	$123,482,448	$145,719,014	$60,061	$160,734,031

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Operations Year Ended October 31, 2024

	GLOBAL CONVERTIBLE FUND	TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND	GROWTH FUND	GROWTH AND INCOME FUND
INVESTMENT INCOME
Interest	$1,466,770	$59,019	$5,598	$977,657	$16,426,212
Interest on short sales	279	—	—	106,923	8,400
(Amortization)/accretion of investment securities	(621,738)	—	—	—	(10,276,606)
Net interest	845,311	59,019	5,598	1,084,580	6,158,006
Dividends	164,174	543,104	37,993	7,558,395	26,512,575
Dividend taxes withheld	—	—	—	(72,202)	(2,192)
Securities lending income, net of rebates received or paid to borrowers	31,890	—	—	46,956	179,560
Total investment income	1,041,375	602,123	43,591	8,617,729	32,847,949
EXPENSES
Investment advisory fees	1,062,873	2,629,099	211,704	13,107,782	18,052,995
Distribution fees
Class A	21,778	61,522	677	2,787,819	3,347,941
Class C	21,506	45,412	—	105,782	984,997
Dividend or interest expense on short positions	—	—	—	28,288	—
Transfer agent fees	148,361	301,292	16,419	1,307,826	2,226,904
Fund administration fees	7,686	16,311	1,053	75,620	141,831
Accounting fees	22,685	32,690	13,561	84,678	142,223
Printing and mailing fees	16,258	25,263	9,978	65,075	104,131
Tax fees	4,928	12,687	897	63,561	101,790
Trustees' fees and officer compensation	16,552	23,191	12,802	67,472	113,039
Legal fees	14,044	16,920	9,666	48,285	94,559
Audit fees	12,515	16,708	9,984	45,473	76,791
Custodian fees	6,776	23,050	8,335	40,212	45,347
Registration fees	46,574	63,565	43,663	56,096	91,094
Other	14,281	19,192	9,357	55,966	98,115
Total expenses	1,416,817	3,286,902	348,096	17,939,935	25,621,757
Less expense reductions	(110)	(145,220)	(102,438)	—	—
Net expenses	1,416,707	3,141,682	245,658	17,939,935	25,621,757
NET INVESTMENT INCOME (LOSS)	(375,332)	(2,539,559)	(202,067)	(9,322,206)	7,226,192
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	4,733,138	59,919,290	4,075,185	113,101,294	136,053,665
Purchased options	(1,306,234)	—	—	(5,734,835)	(13,345,465)
Foreign currency transactions	1,591	—	—	—	11,954
Written options	324,786	—	—	(2,057,637)	3,727,191
Futures contracts	—	—	—	(302,604)	—
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	20,206,987	64,459,005	5,125,958	395,895,715	531,947,069
Purchased options	(849,591)	—	—	(2,073,860)	1,341,596
Foreign currency translations	4,107	—	—	719	97
Written options	(81,735)	—	—	1,201,044	315,817
Futures contracts	—	—	—	145,915	—
NET GAIN (LOSS)	23,033,049	124,378,295	9,201,143	500,175,751	660,051,924
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,657,717	$121,838,736	$8,999,076	$490,853,545	$667,278,116

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statements of Operations Year Ended October 31, 2024

	DIVIDEND GROWTH FUND	SELECT FUND	INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND
INVESTMENT INCOME
Interest	$12,571	$69,724	$101,772	$463,536	$123,226
Interest on short sales	—	—	—	5,472	—
(Amortization)/accretion of investment securities	—	—	—	(788,328)	—
Net interest	12,571	69,724	101,772	(319,320)	123,226
Dividends	242,114	487,535	2,543,976	4,561,008	1,021,890
Dividend taxes withheld	(103)	(335)	(343,188)	(691,160)	(86,981)
Securities lending income, net of rebates received or paid to borrowers	833	493	22,066	16,785	8,384
Total investment income	255,415	557,417	2,324,626	3,567,313	1,066,519
EXPENSES
Investment advisory fees	190,896	524,530	2,367,965	4,181,196	1,199,907
Performance fees	—	—	(245,028)	—	(79,062)
Distribution fees
Class A	16,396	34,512	125,662	102,198	66,388
Class C	26,900	1,922	15,012	36,946	9,361
Transfer agent fees	24,330	30,810	251,523	492,674	90,748
Fund administration fees	1,108	2,717	11,852	23,456	5,685
Accounting fees	16,280	16,172	28,394	32,327	22,548
Printing and mailing fees	9,262	8,446	16,949	47,695	10,241
Tax fees	753	1,994	23,178	38,708	18,131
Trustees' fees and officer compensation	13,142	14,372	20,710	26,971	15,647
Legal fees	9,635	10,524	36,275	22,611	13,451
Audit fees	9,901	10,731	15,410	18,317	12,711
Custodian fees	3,445	2,109	108,916	352,433	23,457
Registration fees	43,133	43,703	59,997	64,164	60,164
Other	9,969	10,230	20,245	25,171	12,789
Total expenses	375,150	712,772	2,857,060	5,464,867	1,482,166
Less expense reductions	(121,868)	(204,261)	(480,565)	(1,342,263)	(42,946)
Net expenses	253,282	508,511	2,376,495	4,122,604	1,439,220
NET INVESTMENT INCOME (LOSS)	2,133	48,906	(51,869)	(555,291)	(372,701)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	623,817	4,194,477	29,334,136 (a)	20,303,682 (a)	12,907,410 (a)
Purchased options	(5,802)	—	(1,779,148)	(1,139,550)	(1,315,536)
Foreign currency transactions	(402)	—	(481,244)	(917,402)	(11,517)
Forward foreign currency contracts	—	—	550,256	1,195,475	—
Written options	5,641	—	—	(144,560)	61,601
Change in net unrealized appreciation/(depreciation) on:
Investments	4,726,623	11,344,630	38,072,414 (b)	83,116,974 (b)	28,323,931 (b)
Purchased options	—	—	875,171	5,092,289	214,005
Foreign currency translations	—	—	4,137	(8,397)	2,374
Forward foreign currency contracts	—	—	(588,107)	(1,411,259)	—
NET GAIN (LOSS)	5,349,877	15,539,107	65,987,615	106,087,252	40,182,268
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,352,010	$15,588,013	$65,935,746	$105,531,961	$39,809,567

(a)  Net of foreign capital gains tax of $2,202,932, $6,522,474, and $160,357, respectively.

(b)  Net of change of $(1,128,364), (2,284,458), and (567,516), respectively in deferred capital gains tax.
See accompanying Notes to Financial Statements

www.calamos.com

Statements of Operations Year Ended October 31, 2024

	GLOBAL OPPORTUNITIES FUND	INTERNATIONAL SMALL CAP GROWTH FUND	TOTAL RETURN BOND FUND	HIGH INCOME OPPORTUNITIES FUND	SHORT-TERM BOND FUND
INVESTMENT INCOME
Interest	$2,157,898	$4,130	$1,629,703	$2,414,300	$15,589,149
Interest on short sales	69	—	—	—	—
(Amortization)/accretion of investment securities	(1,169,499)	—	(2,386)	145,411	721,857
Net interest	988,468	4,130	1,627,317	2,559,711	16,311,006
Dividends	1,678,624	36,563	—	33,535	—
Dividend taxes withheld	(119,641)	(4,780)	—	—	—
Securities lending income, net of rebates received or paid to borrowers	13,975	—	5,327	16,953	40,211
Total investment income	2,561,426	35,913	1,632,644	2,610,199	16,351,217
EXPENSES
Investment advisory fees	2,440,783	37,884	165,496	215,383	1,094,050
Distribution fees
Class A	236,352	314	29,240	66,981	9,031
Class C	98,385	96	2,632	4,164	—
Transfer agent fees	241,418	8,603	43,315	39,489	58,469
Fund administration fees	12,375	147	1,960	2,077	22,080
Accounting fees	26,438	8,195	20,538	27,351	40,752
Printing and mailing fees	19,333	7,643	10,342	10,521	12,284
Tax fees	20,831	13,813	1,780	1,427	13,892
Trustees' fees and officer compensation	21,652	13,005	13,223	14,541	25,718
Legal fees	35,688	9,856	10,184	10,104	22,920
Audit fees	15,635	9,515	10,241	10,317	18,550
Custodian fees	27,503	13,050	2,596	3,717	8,760
Registration fees	49,091	56,952	44,295	45,329	35,847
Interest expense on uncommitted credit facility	—	—	7,459	—	—
Other	16,830	9,284	12,543	21,635	28,208
Total expenses	3,262,314	188,357	375,844	473,036	1,390,561
Less expense reductions	(560,017)	(144,112)	(97,464)	(132,664)	—
Net expenses	2,702,297	44,245	278,380	340,372	1,390,561
NET INVESTMENT INCOME (LOSS)	(140,871)	(8,332)	1,354,264	2,269,827	14,960,656
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	37,430,650 (a)	314,912 (a)	(1,022,512)	(800,021)	(1,370,617)
Purchased options	(3,242,131)	(10,886)	—	—	—
Foreign currency transactions	52,755	(6,998)	—	—	—
Forward foreign currency contracts	—	29	—	—	—
Written options	165,649	—	—	—	—
Futures contracts	—	—	32,811	—	263,680
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	36,021,651 (b)	454,555 (b)	2,690,666	3,570,925	12,565,468
Purchased options	683,527	(285)	—	—	—
Foreign currency translations	6,810	(193)	—	—	—
Futures contracts	—	—	(14,767)	—	(31,851)
NET GAIN (LOSS)	71,118,911	751,134	1,686,198	2,770,904	11,426,680
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70,978,040	$742,802	$3,040,462	$5,040,731	$26,387,336

(a)  Net of foreign capital gains tax of $30,647 and $46,977, respectively.

(b)  Net of change of $(142,228) and $(24,207), respectively in deferred capital gains tax.

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statements of Changes in Net Assets

	MARKET NEUTRAL INCOME FUND		HEDGED EQUITY FUND		PHINEUS LONG/SHORT FUND
	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023
OPERATIONS
Net investment income (loss)	$162,757,996	$40,375,378	$3,606,733	$4,394,317	$27,269,709	$13,173,074
Net realized gain (loss)	(1,043,943,908)	692,476,533	(32,786,839)	14,531,487	12,952,498	(11,277,824)
Change in unrealized appreciation/(depreciation)	2,098,000,251	421,007,207	152,662,554	25,605,802	105,496,807	14,298,404
Net increase (decrease) in net assets resulting from operations	1,216,814,339	1,153,859,118	123,482,448	44,531,606	145,719,014	16,193,654
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(51,746,743)	(15,497,256)	(101,872)	(195,091)	(1,127,444)	—
Class C	(11,368,494)	(2,020,518)	(16,785)	(22,845)	(317,398)	—
Class I	(722,761,391)	(222,576,278)	(3,460,430)	(4,621,754)	(16,078,836)	(229,407)
Class R6	(5,223,949)	(814,421)	—	—	—	—
Total distributions	(791,100,577)	(240,908,473)	(3,579,087)	(4,839,690)	(17,523,678)	(229,407)
CAPITAL SHARE TRANSACTIONS	715,035,765	(3,042,937,950)	16,412,446	(67,675,834)	(20,261,932)	135,307,620
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,140,749,527	(2,129,987,305)	136,315,807	(27,983,918)	107,933,404	151,271,867
NET ASSETS
Beginning of year	$13,934,486,722	$16,064,474,027	$560,880,573	$588,864,491	$935,896,279	$784,624,412
End of year	$15,075,236,249	$13,934,486,722	$697,196,380	$560,880,573	$1,043,829,683	$935,896,279

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	MERGER ARBITRAGE FUND		CONVERTIBLE FUND		GLOBAL CONVERTIBLE FUND
	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023(a)	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023
OPERATIONS
Net investment income (loss)	$26,451	$1,494	$(2,797,322)	$(2,837,135)	$(375,332)	$(1,620,030)
Net realized gain (loss)	34,551	2,908	23,053,384	24,280,554	3,753,281	(5,794,012)
Change in unrealized appreciation/(depreciation)	(941)	(56,226)	140,477,969	(27,235,822)	19,279,768	13,327,423
Net increase (decrease) in net assets resulting from operations	60,061	(51,824)	160,734,031	(5,792,403)	22,657,717	5,913,381
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(864)	—	(4,991,529)	(2,369,927)	—	(25,216)
Class C	(440)	—	(457,686)	(135,629)	—	—
Class I	(11,740)	—	(14,883,387)	(8,355,601)	—	(474,967)
Class R6	—	—	—	—	—	—
Total distributions	(13,044)	—	(20,332,602)	(10,861,157)	—	(500,183)
CAPITAL SHARE TRANSACTIONS	(8,682)	2,110,468	(104,387,833)	(164,628,325)	(15,240,434)	(16,914,443)
TOTAL INCREASE (DECREASE) IN NET ASSETS	38,335	2,058,644	36,013,596	(181,281,885)	7,417,283	(11,501,245)
NET ASSETS
Beginning of year	$2,058,644	$—	$835,195,296	$1,016,477,181	$120,388,430	$131,889,675
End of year	$2,096,979	$2,058,644	$871,208,892	$835,195,296	$127,805,713	$120,388,430

(a)  Calamos Merger Arbitrage Fund commenced operations on September 29, 2023.

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statements of Changes in Net Assets

	TIMPANI SMALL CAP GROWTH FUND		TIMPANI SMID GROWTH FUND		GROWTH FUND
	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023
OPERATIONS
Net investment income (loss)	$(2,539,559)	$(2,430,769)	$(202,067)	$(141,277)	$(9,322,206)	$(4,616,398)
Net realized gain (loss)	59,919,290	(15,959,746)	4,075,185	(1,063,992)	105,006,218	58,089,443
Change in unrealized appreciation/(depreciation)	64,459,005	(28,976,215)	5,125,958	(604,298)	395,169,533	113,924,834
Net increase (decrease) in net assets resulting from operations	121,838,736	(47,366,730)	8,999,076	(1,809,567)	490,853,545	167,397,879
DISTRIBUTIONS TO SHAREHOLDERS
Class A	—	—	—	—	(44,789,321)	—
Class C	—	—	—	—	(1,169,236)	—
Class I	—	—	—	—	(8,400,902)	—
Class R6	—	—	—	—	—	—
Total distributions	—	—	—	—	(54,359,459)	—
CAPITAL SHARE TRANSACTIONS	(12,726,825)	(56,927,569)	1,094,630	806,907	(99,204,528)	(128,729,370)
TOTAL INCREASE (DECREASE) IN NET ASSETS	109,111,911	(104,294,299)	10,093,706	(1,002,660)	337,289,558	38,668,509
NET ASSETS
Beginning of year	$238,260,725	$342,555,024	$16,155,689	$17,158,349	$1,197,682,253	$1,159,013,744
End of year	$347,372,636	$238,260,725	$26,249,395	$16,155,689	$1,534,971,811	$1,197,682,253

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	GROWTH AND INCOME FUND		DIVIDEND GROWTH FUND		SELECT FUND
	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023
OPERATIONS
Net investment income (loss)	$7,226,192	$13,001,357	$2,133	$54,612	$48,906	$148,202
Net realized gain (loss)	126,447,345	96,697,010	623,254	926,669	4,194,477	1,968,869
Change in unrealized appreciation/(depreciation)	533,604,579	44,937,566	4,726,623	279,558	11,344,630	1,474,054
Net increase (decrease) in net assets resulting from operations	667,278,116	154,635,933	5,352,010	1,260,839	15,588,013	3,591,125
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(51,839,834)	(45,490,533)	(249,190)	(20,668)	(520,261)	(301,604)
Class C	(3,121,424)	(2,715,457)	(109,241)	(4,734)	(6,362)	(4,429)
Class I	(49,754,222)	(40,538,603)	(358,151)	(41,829)	(1,384,807)	(747,170)
Class R6	(1,424,653)	(774,460)	—	—	—	—
Total distributions	(106,140,133)	(89,519,053)	(716,582)	(67,231)	(1,911,430)	(1,053,203)
CAPITAL SHARE TRANSACTIONS	2,715,738	(74,053,714)	777,586	(3,540,025)	(895,481)	(1,679,203)
TOTAL INCREASE (DECREASE) IN NET ASSETS	563,853,721	(8,936,834)	5,413,014	(2,346,417)	12,781,102	858,719
NET ASSETS
Beginning of year	$2,269,110,703	$2,278,047,537	$15,231,683	$17,578,100	$43,316,134	$42,457,415
End of year	$2,832,964,424	$2,269,110,703	$20,644,697	$15,231,683	$56,097,236	$43,316,134

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statements of Changes in Net Assets

	INTERNATIONAL GROWTH FUND		EVOLVING WORLD GROWTH FUND		GLOBAL EQUITY FUND
	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023
OPERATIONS
Net investment income (loss)	$(51,869)	$962,484	$(555,291)	$1,337,925	$(372,701)	$165,369
Net realized gain (loss)	27,624,000	(5,526,414)	19,297,645	(27,545,373)	11,641,958	(241,991)
Change in unrealized appreciation/(depreciation)	38,363,615	15,599,473	86,789,607	36,235,155	28,540,310	6,428,619
Net increase (decrease) in net assets resulting from operations	65,935,746	11,035,543	105,531,961	10,027,707	39,809,567	6,351,997
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(19,035)	—	(117,314)	(273,392)	—	(892,677)
Class C	—	—	—	—	—	(36,318)
Class I	(472,228)	—	(1,785,077)	(3,280,771)	(71,037)	(2,193,473)
Class R6	(21,914)	—	—	—	(193)	(477)
Total distributions	(513,177)	—	(1,902,391)	(3,554,163)	(71,230)	(3,122,945)
CAPITAL SHARE TRANSACTIONS	(12,523,357)	4,712,379	(68,369,607)	(3,991,771)	6,494,691	10,701,040
TOTAL INCREASE (DECREASE) IN NET ASSETS	52,899,212	15,747,922	35,259,963	2,481,773	46,233,028	13,930,092
NET ASSETS
Beginning of year	$189,581,313	$173,833,391	$361,382,184	$358,900,411	$87,347,253	$73,417,161
End of year	$242,480,525	$189,581,313	$396,642,147	$361,382,184	$133,580,281	$87,347,253

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	GLOBAL OPPORTUNITIES FUND		INTERNATIONAL SMALL CAP GROWTH FUND		TOTAL RETURN BOND FUND
	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023
OPERATIONS
Net investment income (loss)	$(140,871)	$125,988	$(8,332)	$3,820	$1,354,264	$1,171,064
Net realized gain (loss)	34,406,923	(4,398,037)	297,057	(352,518)	(989,701)	(1,142,910)
Change in unrealized appreciation/(depreciation)	36,711,988	15,913,561	454,077	298,871	2,675,899	204,471
Net increase (decrease) in net assets resulting from operations	70,978,040	11,641,512	742,802	(49,827)	3,040,462	232,625
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(436,600)	(328,166)	—	(77)	(443,589)	(492,871)
Class C	(13,157)	(6,784)	—	(182)	(8,203)	(12,234)
Class I	(921,904)	(565,211)	—	(14,635)	(1,013,778)	(755,052)
Class R6	—	—	—	(56)	—	—
Total distributions	(1,371,661)	(900,161)	—	(14,950)	(1,465,570)	(1,260,157)
CAPITAL SHARE TRANSACTIONS	13,459,575	(26,126,629)	2,615,155	658,512	(2,668,246)	(1,481,529)
TOTAL INCREASE (DECREASE) IN NET ASSETS	83,065,954	(15,385,278)	3,357,957	593,735	(1,093,354)	(2,509,061)
NET ASSETS
Beginning of year	$196,335,552	$211,720,830	$2,362,022	$1,768,287	$31,323,551	$33,832,612
End of year	$279,401,506	$196,335,552	$5,719,979	$2,362,022	$30,230,197	$31,323,551

See accompanying Notes to Financial Statements

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statements of Changes in Net Assets

	HIGH INCOME OPPORTUNITIES FUND		SHORT-TERM BOND FUND
	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023	YEAR ENDED OCTOBER 31, 2024	YEAR ENDED OCTOBER 31, 2023
OPERATIONS
Net investment income (loss)	$2,269,827	$2,173,903	$14,960,656	$11,692,368
Net realized gain (loss)	(800,021)	(857,251)	(1,106,937)	(3,915,440)
Change in unrealized appreciation/(depreciation)	3,570,925	500,890	12,533,617	6,757,549
Net increase (decrease) in net assets resulting from operations	5,040,731	1,817,542	26,387,336	14,534,477
DISTRIBUTIONS TO SHAREHOLDERS
Class A	(1,717,866)	(1,629,693)	(166,086)	(124,683)
Class C	(21,770)	(25,964)	—	—
Class I	(570,665)	(529,918)	(17,520,565)	(13,801,746)
Class R6	—	—	—	—
Total distributions	(2,310,301)	(2,185,575)	(17,686,651)	(13,926,429)
CAPITAL SHARE TRANSACTIONS	1,228,142	(2,550,728)	718,730	(2,011,700)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,958,572	(2,918,761)	9,419,415	(1,403,652)
NET ASSETS
Beginning of year	$33,477,018	$36,395,779	$357,632,441	$359,036,093
End of year	$37,435,590	$33,477,018	$367,051,856	$357,632,441

See accompanying Notes to Financial Statements

www.calamos.com

Calamos Market Neutral Income Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$14.72		$13.84		$14.63		$13.77		$13.47
Income from investment operations:
Net investment income (loss)(a)	0.13		0.01		(0.04)		(0.45)		0.19
Net realized and unrealized gain (loss)	1.08		1.07		(0.72)		1.37		0.24
Total from investment operations	1.21		1.08		(0.76)		0.92		0.43
Distributions:
Dividends from net investment income	(0.28)		(0.20)		(0.03)		(0.06)		(0.13)
Dividends from net realized gains	(0.51)		—		—		—		—
Total distributions**	(0.79)		(0.20)		(0.03)		(0.06)		(0.13)
Net asset value, end of year	$15.14		$14.72		$13.84		$14.63		$13.77
Ratios and supplemental data:
Total return(b)	8.61%		7.76%		(5.22%)		6.67%		3.27%
Net assets, end of year (000)	$905,712		$1,009,976		$1,244,117		$1,334,984		$817,405
Ratio of net expenses to average net assets	1.20	%(c)	1.20	%(d)	1.16	%(e)	1.14	%(f)	1.20	%(g)
Ratio of gross expenses to average net assets prior to expense reductions	1.21%		1.21%		1.17%		1.14%		1.21%
Ratio of net investment income (loss) to average net assets	0.91%		0.06%		(1.12%)		(3.15%)		1.43%
	Year Ended October 31,
	2024		2023		2022		2021		2020
Portfolio turnover rate	35%		28%		41%		49%		77%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.02% for the year ended October 31, 2024.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.03% for the year ended October 31, 2023.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.01% for the year ended October 31, 2022.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.03% for the year ended October 31, 2021.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.05% for the year ended October 31, 2020.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Market Neutral Income Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$14.79		$13.92		$14.80		$13.98		$13.70
Income from investment operations:
Net investment income (loss)(a)	0.02		(0.10)		(0.27)		(0.57)		0.10
Net realized and unrealized gain (loss)	1.10		1.07		(0.61)		1.39		0.24
Total from investment operations	1.12		0.97		(0.88)		0.82		0.34
Distributions:
Dividends from net investment income	(0.18)		(0.10)		—		(0.00	)*	(0.06)
Dividends from net realized gains	(0.51)		—		—		—		—
Total distributions**	(0.69)		(0.10)		—		(0.00	)*	(0.06)
Net asset value, end of year	$15.22		$14.79		$13.92		$14.80		$13.98
Ratios and supplemental data:
Total return(b)	7.80%		6.93%		(5.95%)		5.88%		2.46%
Net assets, end of year (000)	$215,591		$254,478		$306,312		$322,432		$252,490
Ratio of net expenses to average net assets	1.95	%(c)	1.95	%(d)	1.91	%(e)	1.89	%(f)	1.95	%(g)
Ratio of gross expenses to average net assets prior to expense reductions	1.96%		1.96%		1.92%		1.89%		1.96%
Ratio of net investment income (loss) to average net assets	0.16%		(0.69%)		(1.87%)		(3.92%)		0.70%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.78% for the year ended October 31, 2024.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.77% for the year ended October 31, 2023.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.76% for the year ended October 31, 2022.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.78% for the year ended October 31, 2021.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.80% for the year ended October 31, 2020.

www.calamos.com

Calamos Market Neutral Income Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$14.54		$13.68		$14.45		$13.60		$13.30
Income from investment operations:
Net investment income (loss)(a)	0.17		0.04		(0.12)		(0.41)		0.22
Net realized and unrealized gain (loss)	1.07		1.06		(0.59)		1.35		0.24
Total from investment operations	1.24		1.10		(0.71)		0.94		0.46
Distributions:
Dividends from net investment income	(0.32)		(0.24)		(0.06)		(0.09)		(0.16)
Dividends from net realized gains	(0.51)		—		—		—		—
Total distributions**	(0.83)		(0.24)		(0.06)		(0.09)		(0.16)
Net asset value, end of year	$14.95		$14.54		$13.68		$14.45		$13.60
Ratios and supplemental data:
Total return(b)	8.86%		8.07%		(5.01%)		6.92%		3.51%
Net assets, end of year (000)	$13,793,265		$12,620,874		$14,470,090		$14,780,637		$9,207,961
Ratio of net expenses to average net assets	0.95	%(c)	0.95	%(d)	0.91	%(e)	0.89	%(f)	0.95	%(g)
Ratio of gross expenses to average net assets prior to expense reductions	0.96%		0.95%		0.92%		0.89%		0.96%
Ratio of net investment income (loss) to average net assets	1.16%		0.31%		(0.87%)		(2.90%)		1.66%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.78% for the year ended October 31, 2024.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.77% for the year ended October 31, 2023.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.76% for the year ended October 31, 2022.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.78% for the year ended October 31, 2021.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.80% for the year ended October 31, 2020.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Market Neutral Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS R6
	Year Ended October 31,								June 23, 2020• through October 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of period	$14.54		$13.68		$14.46		$13.61		$13.35
Income from investment operations:
Net investment income (loss)(a)	0.18		0.06		(0.11)		(0.38)		0.05
Net realized and unrealized gain (loss)	1.07		1.05		(0.60)		1.33		0.21
Total from investment operations	1.25		1.11		(0.71)		0.95		0.26
Distributions:
Dividends from net investment income	(0.33)		(0.25)		(0.07)		(0.10)		—
Dividends from net realized gains	(0.51)		—		—		—		—
Total distributions**	(0.84)		(0.25)		(0.07)		(0.10)		—
Net asset value, end of period	$14.95		$14.54		$13.68		$14.46		$13.61
Ratios and supplemental data:
Total return(b)	8.94%		8.08%		(4.94%)		6.99%		1.95%
Net assets, end of year (000)	$160,669		$49,159		$43,956		$8,846		$10
Ratio of net expenses to average net assets	0.86	%(c)	0.86	%(d)	0.86	%(e)	0.82	%(f)	0.77	%(g)(h)
Ratio of gross expenses to average net assets prior to expense reductions	0.86%		0.87%		0.87%		0.83%		0.77	%(h)
Ratio of net investment income (loss) to average net assets	1.24%		0.40%		(0.82%)		(2.64%)		1.06	%(h)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.69% for the year ended October 31, 2024.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.69% for the year ended October 31, 2023.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.69% for the year ended October 31, 2022.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.70% for the year ended October 31, 2021.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 0.66% for the year ended October 31, 2020.

(h)  Annualized.

www.calamos.com

Calamos Hedged Equity Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.05	$13.08	$14.66	$12.35	$11.88
Income from investment operations:
Net investment income (loss)(a)	0.05	0.08	0.06	0.06	0.10
Net realized and unrealized gain (loss)	2.96	0.98	(1.60)	2.32	0.47
Total from investment operations	3.01	1.06	(1.54)	2.38	0.57
Distributions:
Dividends from net investment income	(0.06)	(0.09)	(0.04)	(0.07)	(0.10)
Dividends from net realized gains	—	—	—	—	—
Total distributions**	(0.06)	(0.09)	(0.04)	(0.07)	(0.10)
Net asset value, end of year	$17.00	$14.05	$13.08	$14.66	$12.35
Ratios and supplemental data:
Total return(b)	21.45%	8.10%	(10.51%)	19.20%	4.92%
Net assets, end of year (000)	$30,130	$24,754	$33,814	$34,309	$15,782
Ratio of net expenses to average net assets	1.15%	1.17%	1.16%	1.17%	1.15%
Ratio of gross expenses to average net assets prior to expense reductions	1.15%	1.17%	1.16%	1.17%	1.20%
Ratio of net investment income (loss) to average net assets	0.34%	0.58%	0.42%	0.44%	0.84%
	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	20%	19%	32%	39%	57%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Hedged Equity Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.67	$12.78	$14.39	$12.18	$11.72
Income from investment operations:
Net investment income (loss)(a)	(0.07)	(0.03)	(0.04)	(0.04)	0.01
Net realized and unrealized gain (loss)	2.88	0.96	(1.57)	2.28	0.48
Total from investment operations	2.81	0.93	(1.61)	2.24	0.49
Distributions:
Dividends from net investment income	(0.03)	(0.04)	—	(0.03)	(0.03)
Dividends from net realized gains	—	—	—	—	—
Total distributions**	(0.03)	(0.04)	—	(0.03)	(0.03)
Net asset value, end of year	$16.45	$13.67	$12.78	$14.39	$12.18
Ratios and supplemental data:
Total return(b)	20.55%	7.28%	(11.19%)	18.43%	4.19%
Net assets, end of year (000)	$11,877	$8,703	$7,884	$6,960	$3,429
Ratio of net expenses to average net assets	1.90%	1.92%	1.91%	1.92%	1.90%
Ratio of gross expenses to average net assets prior to expense reductions	1.90%	1.92%	1.91%	1.92%	1.95%
Ratio of net investment income (loss) to average net assets	(0.42%)	(0.20%)	(0.31%)	(0.30%)	0.08%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Hedged Equity Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.07	$13.09	$14.66	$12.34	$11.87
Income from investment operations:
Net investment income (loss)(a)	0.09	0.11	0.10	0.10	0.13
Net realized and unrealized gain (loss)	2.96	0.99	(1.61)	2.31	0.47
Total from investment operations	3.05	1.10	(1.51)	2.41	0.60
Distributions:
Dividends from net investment income	(0.09)	(0.12)	(0.06)	(0.09)	(0.13)
Dividends from net realized gains	—	—	—	—	—
Total distributions**	(0.09)	(0.12)	(0.06)	(0.09)	(0.13)
Net asset value, end of year	$17.03	$14.07	$13.09	$14.66	$12.34
Ratios and supplemental data:
Total return(b)	21.75%	8.41%	(10.33%)	19.60%	5.09%
Net assets, end of year (000)	$655,189	$527,423	$547,166	$514,903	$342,851
Ratio of net expenses to average net assets	0.90%	0.92%	0.91%	0.92%	0.90%
Ratio of gross expenses to average net assets prior to expense reductions	0.90%	0.92%	0.91%	0.92%	0.95%
Ratio of net investment income (loss) to average net assets	0.58%	0.81%	0.69%	0.73%	1.09%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Phineus Long/Short Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$14.93		$14.60		$15.46		$11.18		$11.63
Income from investment operations:
Net investment income (loss)(a)	0.41		0.19		(0.06)		(0.13)		(0.08)
Net realized and unrealized gain (loss)	1.91		0.14		(0.80)		4.41		(0.36)
Total from investment operations	2.32		0.33		(0.86)		4.28		(0.44)
Distributions:
Dividends from net investment income	(0.26)		—		—		—		(0.01)
Dividends from net realized gains	—		—		—		—		—
Return of capital	—		—		—		—		(0.00	)*
Total distributions**	(0.26)		—		—		—		(0.01)
Net asset value, end of year	$16.99		$14.93		$14.60		$15.46		$11.18
Ratios and supplemental data:
Total return(b)	15.82%		2.12%		(5.44%)		38.19%		(3.77%)
Net assets, end of year (000)	$67,243		$65,214		$55,800		$51,971		$40,748
Ratio of net expenses to average net assets	2.43	%(c)	2.38	%(d)	2.38	%(e)	2.34	%(f)	2.91	%(g)
Ratio of gross expenses to average net assets prior to expense reductions	2.43%		2.38%		2.38%		2.34%		2.92%
Ratio of net investment income (loss) to average net assets	2.49%		1.21%		(0.43%)		(0.88%)		(0.68%)
	Year Ended October 31,
	2024		2023		2022		2021		2020
Portfolio turnover rate	342%		194%		214%		211%		206%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.63% for the year ended October 31, 2024.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.64% for the year ended October 31, 2023.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.64% for the year ended October 31, 2022.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.67% for the year ended October 31, 2021.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.71% for the year ended October 31, 2020.

www.calamos.com

Calamos Phineus Long/Short Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$14.11		$13.90		$14.83		$10.80		$11.32
Income from investment operations:
Net investment income (loss)(a)	0.28		0.07		(0.17)		(0.24)		(0.16)
Net realized and unrealized gain (loss)	1.80		0.14		(0.76)		4.27		(0.36)
Total from investment operations	2.08		0.21		(0.93)		4.03		(0.52)
Distributions:
Dividends from net investment income	(0.14)		—		—		—		—
Dividends from net realized gains	—		—		—		—		—
Return of capital	—		—		—		—		(0.00	)*
Total distributions**	(0.14)		—		—		—		(0.00	)*
Net asset value, end of year	$16.05		$14.11		$13.90		$14.83		$10.80
Ratios and supplemental data:
Total return(b)	14.92%		1.37%		(6.20%)		37.31%		(4.59%)
Net assets, end of year (000)	$32,322		$32,461		$31,352		$29,980		$22,528
Ratio of net expenses to average net assets	3.17	%(c)	3.13	%(d)	3.12	%(e)	3.09	%(f)	3.65	%(g)
Ratio of gross expenses to average net assets prior to expense reductions	3.17%		3.13%		3.12%		3.09%		3.65%
Ratio of net investment income (loss) to average net assets	1.74%		0.46%		(1.19%)		(1.63%)		(1.43%)

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.38% for the year ended October 31, 2024.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.39% for the year ended October 31, 2023.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.39% for the year ended October 31, 2022.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.42% for the year ended October 31, 2021.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.46% for the year ended October 31, 2020.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Phineus Long/Short Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2024		2023		2022		2021		2020
Net asset value, beginning of year	$15.17		$14.81		$15.64		$11.28		$11.75
Income from investment operations:
Net investment income (loss)(a)	0.46		0.23		(0.02)		(0.10)		(0.05)
Net realized and unrealized gain (loss)	1.94		0.13		(0.81)		4.46		(0.37)
Total from investment operations	2.40		0.36		(0.83)		4.36		(0.42)
Distributions:
Dividends from net investment income	(0.30)		(0.00	)*	—		—		(0.02)
Dividends from net realized gains	—		—		—		—		—
Return of capital	—		—		—		—		(0.03)
Total distributions**	(0.30)		(0.00	)*	—		—		(0.05)
Net asset value, end of year	$17.27		$15.17		$14.81		$15.64		$11.28
Ratios and supplemental data:
Total return(b)	16.10%		2.40%		(5.25%)		38.69%		(3.67%)
Net assets, end of year (000)	$944,265		$838,221		$697,472		$476,965		$344,843
Ratio of net expenses to average net assets	2.18	%(c)	2.13	%(d)	2.14	%(e)	2.09	%(f)	2.64	%(g)
Ratio of gross expenses to average net assets prior to expense reductions	2.18%		2.13%		2.14%		2.09%		2.65%
Ratio of net investment income (loss) to average net assets	2.75%		1.48%		(0.12%)		(0.63%)		(0.42%)

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.38% for the year ended October 31, 2024.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.39% for the year ended October 31, 2023.

(e)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.38% for the year ended October 31, 2022.

(f)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.42% for the year ended October 31, 2021.

(g)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.46% for the year ended October 31, 2020.
www.calamos.com

Calamos Merger Arbitrage Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31, 2024		September 29, 2023• through October 31, 2023
Net asset value, beginning of year	$9.73		$10.00
Income from investment operations:
Net investment income (loss)(a)	0.11		0.00
Net realized and unrealized gain (loss)	0.16		(0.27)
Total from investment operations	0.27		(0.27)
Distributions:
Dividends from net investment income	(0.04)		—
Dividends from net realized gains	(0.01)		—
Total distributions**	(0.05)		—
Net asset value, end of year	$9.95		$9.73
Ratios and supplemental data:
Total return(b)	2.73%		(2.70%)
Net assets, end of year (000)	$123		$97
Ratio of net expenses to average net assets	2.16	%(d)	1.50	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	12.56%		6.06	%(c)
Ratio of net investment income (loss) to average net assets	1.11%		0.52	%(c)
	Year Ended October 31, 2024		September 29, 2023• through October 31, 2023
Portfolio turnover rate	136%		13	%(e)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.50% for the period ended October 31, 2024.

(e)  Not annualized.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Merger Arbitrage Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31, 2024		September 29, 2023• through October 31, 2023
Net asset value, beginning of year	$9.72		$10.00
Income from investment operations:
Net investment income (loss)(a)	0.03		0.00
Net realized and unrealized gain (loss)	0.17		(0.28)
Total from investment operations	0.20		(0.28)
Distributions:
Dividends from net investment income	(0.03)		—
Dividends from net realized gains	(0.01)		—
Total distributions**	(0.04)		—
Net asset value, end of year	$9.88		$9.72
Ratios and supplemental data:
Total return(b)	1.98%		(2.80%)
Net assets, end of year (000)	$99		$97
Ratio of net expenses to average net assets	2.91	%(d)	2.25	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	13.31%		6.81	%(c)
Ratio of net investment income (loss) to average net assets	0.31%		(0.23	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 2.25% for the period ended October 31, 2024.

www.calamos.com

Calamos Merger Arbitrage Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31, 2024		September 29, 2023• through October 31, 2023
Net asset value, beginning of year	$9.73		$10.00
Income from investment operations:
Net investment income (loss)(a)	0.13		0.01
Net realized and unrealized gain (loss)	0.17		(0.28)
Total from investment operations	0.30		(0.27)
Distributions:
Dividends from net investment income	(0.05)		—
Dividends from net realized gains	(0.01)		—
Total distributions**	(0.06)		—
Net asset value, end of year	$9.97		$9.73
Ratios and supplemental data:
Total return(b)	3.07%		(2.70%)
Net assets, end of year (000)	$1,875		$1,864
Ratio of net expenses to average net assets	1.91	%(d)	1.25	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	12.31%		5.81	%(c)
Ratio of net investment income (loss) to average net assets	1.31%		1.13	%(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Ratio of net expenses, excluding dividend expense on short positions, to average net assets was 1.25% for the period ended October 31, 2024.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$18.18	$18.57	$27.25	$22.78	$17.45
Income from investment operations:
Net investment income (loss)(a)	(0.09)	(0.08)	(0.27)	(0.61)	0.47
Net realized and unrealized gain (loss)	3.75	(0.15)	(5.20)	6.68	4.99
Total from investment operations	3.66	(0.23)	(5.47)	6.07	5.46
Distributions:
Dividends from net investment income	(0.17)	(0.16)	(0.02)	(0.06)	(0.13)
Dividends from net realized gains	(0.22)	—	(3.19)	(1.54)	—
Total distributions**	(0.39)	(0.16)	(3.21)	(1.60)	(0.13)
Net asset value, end of year	$21.45	$18.18	$18.57	$27.25	$22.78
Ratios and supplemental data:
Total return(b)	20.35%	(1.26%)	(22.29%)	27.09%	31.58%
Net assets, end of year (000)	$248,573	$243,516	$294,233	$422,476	$333,481
Ratio of net expenses to average net assets	1.13%	1.13%	1.10%	1.08%	1.13%
Ratio of gross expenses to average net assets prior to expense reductions	1.13%	1.13%	1.10%	1.08%	1.13%
Ratio of net investment income (loss) to average net assets	(0.47%)	(0.44%)	(1.30%)	(2.35%)	2.37%
	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	54%	40%	39%	41%	71%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$17.62	$18.03	$26.73	$22.48	$17.27
Income from investment operations:
Net investment income (loss)(a)	(0.24)	(0.22)	(0.42)	(0.80)	0.32
Net realized and unrealized gain (loss)	3.64	(0.13)	(5.09)	6.59	4.93
Total from investment operations	3.40	(0.35)	(5.51)	5.79	5.25
Distributions:
Dividends from net investment income	(0.05)	(0.06)	—	—	(0.04)
Dividends from net realized gains	(0.22)	—	(3.19)	(1.54)	—
Total distributions**	(0.27)	(0.06)	(3.19)	(1.54)	(0.04)
Net asset value, end of year	$20.75	$17.62	$18.03	$26.73	$22.48
Ratios and supplemental data:
Total return(b)	19.46%	(2.01%)	(22.88%)	26.16%	30.53%
Net assets, end of year (000)	$29,466	$31,773	$41,804	$71,925	$56,935
Ratio of net expenses to average net assets	1.88%	1.88%	1.85%	1.83%	1.88%
Ratio of gross expenses to average net assets prior to expense reductions	1.88%	1.88%	1.85%	1.83%	1.88%
Ratio of net investment income (loss) to average net assets	(1.22%)	(1.19%)	(2.04%)	(3.10%)	1.65%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.55	$15.91	$23.82	$20.05	$15.38
Income from investment operations:
Net investment income (loss)(a)	(0.04)	(0.03)	(0.19)	(0.48)	0.46
Net realized and unrealized gain (loss)	3.21	(0.12)	(4.49)	5.86	4.39
Total from investment operations	3.17	(0.15)	(4.68)	5.38	4.85
Distributions:
Dividends from net investment income	(0.22)	(0.21)	(0.04)	(0.07)	(0.18)
Dividends from net realized gains	(0.22)	—	(3.19)	(1.54)	—
Total distributions**	(0.44)	(0.21)	(3.23)	(1.61)	(0.18)
Net asset value, end of year	$18.28	$15.55	$15.91	$23.82	$20.05
Ratios and supplemental data:
Total return(b)	20.67%	(1.04%)	(22.09%)	27.40%	31.91%
Net assets, end of year (000)	$593,170	$559,907	$680,441	$1,161,030	$773,460
Ratio of net expenses to average net assets	0.88%	0.88%	0.85%	0.83%	0.88%
Ratio of gross expenses to average net assets prior to expense reductions	0.88%	0.88%	0.85%	0.83%	0.88%
Ratio of net investment income (loss) to average net assets	(0.22%)	(0.19%)	(1.04%)	(2.09%)	2.60%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Global Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.01	$9.59	$14.85	$13.48	$11.08
Income from investment operations:
Net investment income (loss)(a)	(0.06)	(0.15)	(0.01)	(0.44)	0.24
Net realized and unrealized gain (loss)	2.05	0.60	(3.45)	2.95	2.37
Total from investment operations	1.99	0.45	(3.46)	2.51	2.61
Distributions:
Dividends from net investment income	—	(0.03)	(0.01)	(0.01)	(0.06)
Dividends from net realized gains	—	—	(1.79)	(1.13)	(0.15)
Total distributions**	—	(0.03)	(1.80)	(1.14)	(0.21)
Net asset value, end of year	$12.00	$10.01	$9.59	$14.85	$13.48
Ratios and supplemental data:
Total return(b)	19.88%	4.78%	(26.01%)	18.86%	23.93%
Net assets, end of year (000)	$8,122	$8,455	$10,698	$17,865	$11,231
Ratio of net expenses to average net assets	1.35%	1.34%	1.28%	1.25%	1.33%
Ratio of gross expenses to average net assets prior to expense reductions	1.35%	1.34%	1.28%	1.25%	1.34%
Ratio of net investment income (loss) to average net assets	(0.52%)	(1.48%)	(0.11%)	(2.96%)	1.96%
	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	40%	27%	31%	35%	48%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Global Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.60	$9.23	$14.47	$13.25	$10.93
Income from investment operations:
Net investment income (loss)(a)	(0.14)	(0.22)	(0.09)	(0.54)	0.14
Net realized and unrealized gain (loss)	1.96	0.59	(3.36)	2.89	2.35
Total from investment operations	1.82	0.37	(3.45)	2.35	2.49
Distributions:
Dividends from net investment income	—	—	—	—	(0.02)
Dividends from net realized gains	—	—	(1.79)	(1.13)	(0.15)
Total distributions**	—	—	(1.79)	(1.13)	(0.17)
Net asset value, end of year	$11.42	$9.60	$9.23	$14.47	$13.25
Ratios and supplemental data:
Total return(b)	18.96%	4.01%	(26.58%)	17.95%	23.09%
Net assets, end of year (000)	$2,086	$2,615	$3,425	$5,448	$4,824
Ratio of net expenses to average net assets	2.10%	2.09%	2.03%	2.00%	2.08%
Ratio of gross expenses to average net assets prior to expense reductions	2.10%	2.09%	2.03%	2.00%	2.09%
Ratio of net investment income (loss) to average net assets	(1.28%)	(2.23%)	(0.85%)	(3.72%)	1.21%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Global Convertible Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.04	$9.60	$14.87	$13.50	$11.08
Income from investment operations:
Net investment income (loss)(a)	(0.03)	(0.13)	0.01	(0.40)	0.26
Net realized and unrealized gain (loss)	2.06	0.61	(3.46)	2.94	2.39
Total from investment operations	2.03	0.48	(3.45)	2.54	2.65
Distributions:
Dividends from net investment income	—	(0.04)	(0.03)	(0.04)	(0.08)
Dividends from net realized gains	—	—	(1.79)	(1.13)	(0.15)
Total distributions**	—	(0.04)	(1.82)	(1.17)	(0.23)
Net asset value, end of year	$12.07	$10.04	$9.60	$14.87	$13.50
Ratios and supplemental data:
Total return(b)	20.22%	5.00%	(25.82%)	19.09%	24.36%
Net assets, end of year (000)	$117,598	$109,319	$117,766	$260,688	$192,475
Ratio of net expenses to average net assets	1.10%	1.09%	1.03%	1.00%	1.08%
Ratio of gross expenses to average net assets prior to expense reductions	1.10%	1.09%	1.03%	1.00%	1.09%
Ratio of net investment income (loss) to average net assets	(0.27%)	(1.23%)	0.13%	(2.71%)	2.19%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Timpani Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$22.20	$26.35	$42.31	$29.18	$22.31
Income from investment operations:
Net investment income (loss)(a)	(0.33)	(0.26)	(0.24)	(0.45)	(0.28)
Net realized and unrealized gain (loss)	12.65	(3.89)	(15.72)	14.95	8.29
Total from investment operations	12.32	(4.15)	(15.96)	14.50	8.01
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	(1.37)	(1.14)
Return of capital	—	—	—	(0.00)*	—
Total distributions**	—	—	—	(1.37)	(1.14)
Net asset value, end of year	$34.52	$22.20	$26.35	$42.31	$29.18
Ratios and supplemental data:
Total return(b)	55.54%	(15.75%)	(37.71%)	50.42%	37.60%
Net assets, end of year (000)	$27,306	$18,283	$23,762	$35,274	$9,313
Ratio of net expenses to average net assets	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of gross expenses to average net assets prior to expense reductions	1.35%	1.37%	1.37%	1.37%	1.40%
Ratio of net investment income (loss) to average net assets	(1.09%)	(1.03%)	(0.78%)	(1.15%)	(1.16%)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	229%	215%	197%	165%	181%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Timpani Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,			June 25, 2021• through October 31,
	2024	2023	2022	2021
Net asset value, beginning of year	$22.48	$26.88	$43.50	$41.91
Income from investment operations:
Net investment income (loss)(a)	(0.55)	(0.45)	(0.45)	(0.82)
Net realized and unrealized gain (loss)	12.76	(3.95)	(16.17)	2.41
Total from investment operations	12.21	(4.40)	(16.62)	1.59
Distributions:
Dividends from net investment income	—	—	—	—
Dividends from net realized gains	—	—	—	—
Total distributions**	—	—	—	—
Net asset value, end of year	$34.69	$22.48	$26.88	$43.50
Ratios and supplemental data:
Total return(b)	54.40%	(16.37%)	(38.18%)	3.75%
Net assets, end of year (000)	$5,035	$3,648	$4,425	$3,165
Ratio of net expenses to average net assets	2.05%	2.05%	2.05%	2.05	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	2.10%	2.12%	2.12%	2.06	%(c)
Ratio of net investment income (loss) to average net assets	(1.84%)	(1.79%)	(1.50%)	(2.00	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Timpani Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$23.01	$27.24	$43.65	$29.99	$22.85
Income from investment operations:
Net investment income (loss)(a)	(0.26)	(0.20)	(0.16)	(0.36)	(0.23)
Net realized and unrealized gain (loss)	13.12	(4.03)	(16.25)	15.39	8.51
Total from investment operations	12.86	(4.23)	(16.41)	15.03	8.28
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	(1.37)	(1.14)
Return of capital	—	—	—	(0.00)*	—
Total distributions**	—	—	—	(1.37)	(1.14)
Net asset value, end of year	$35.87	$23.01	$27.24	$43.65	$29.99
Ratios and supplemental data:
Total return(b)	55.93%	(15.53%)	(37.57%)	50.80%	37.90%
Net assets, end of year (000)	$285,866	$191,831	$292,187	$387,149	$124,867
Ratio of net expenses to average net assets	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of gross expenses to average net assets prior to expense reductions	1.10%	1.12%	1.12%	1.11%	1.16%
Ratio of net investment income (loss) to average net assets	(0.84%)	(0.78%)	(0.52%)	(0.90%)	(0.92%)

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Timpani Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS R6
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$23.11	$27.33	$43.74	$30.02	$22.86
Income from investment operations:
Net investment income (loss)(a)	(0.23)	(0.17)	(0.11)	(0.32)	(0.21)
Net realized and unrealized gain (loss)	13.18	(4.05)	(16.30)	15.41	8.51
Total from investment operations	12.95	(4.22)	(16.41)	15.09	8.30
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	(1.37)	(1.14)
Total distributions**	—	—	—	(1.37)	(1.14)
Net asset value, end of year	$36.06	$23.11	$27.33	$43.74	$30.02
Ratios and supplemental data:
Total return(b)	56.08%	(15.41%)	(37.51%)	50.96%	37.98%
Net assets, end of year (000)	$29,165	$24,499	$22,181	$29,120	$1,562
Ratio of net expenses to average net assets	0.95%	0.92%	0.93%	0.96%	0.98%
Ratio of gross expenses to average net assets prior to expense reductions	1.00%	0.99%	1.00%	1.02%	1.09%
Ratio of net investment income (loss) to average net assets	(0.74%)	(0.67%)	(0.37%)	(0.80%)	(0.84%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Timpani SMID Growth Fund   Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.09	$10.14	$18.17	$12.34	$9.01
Income from investment operations:
Net investment income (loss)(a)	(0.14)	(0.10)	(0.08)	(0.20)	(0.13)
Net realized and unrealized gain (loss)	5.11	(0.95)	(6.23)	6.03	3.46
Total from investment operations	4.97	(1.05)	(6.31)	5.83	3.33
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	(1.72)	—	—
Total distributions**	—	—	(1.72)	—	—
Net asset value, end of year	$14.06	$9.09	$10.14	$18.17	$12.34
Ratios and supplemental data:
Total return(b)	54.68%	(10.36%)	(37.07%)	47.04%	36.96%
Net assets, end of year (000)	$293	$341	$305	$162	$182
Ratio of net expenses to average net assets	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of gross expenses to average net assets prior to expense reductions	1.83%	1.98%	1.93%	1.79%	2.45%
Ratio of net investment income (loss) to average net assets	(1.14%)	(1.06%)	(0.68%)	(1.22%)	(1.21%)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	220%	231%	205%	188%	201%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares.

www.calamos.com

Calamos Timpani SMID Growth Fund   Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.20	$10.23	$18.28	$12.38	$9.02
Income from investment operations:
Net investment income (loss)(a)	(0.11)	(0.08)	(0.06)	(0.16)	(0.10)
Net realized and unrealized gain (loss)	5.18	(0.95)	(6.27)	6.06	3.46
Total from investment operations	5.07	(1.03)	(6.33)	5.90	3.36
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	(1.72)	—	—
Total distributions**	—	—	(1.72)	—	—
Net asset value, end of year	$14.27	$9.20	$10.23	$18.28	$12.38
Ratios and supplemental data:
Total return(b)	55.11%	(10.07%)	(36.95%)	47.46%	37.25%
Net assets, end of year (000)	$25,448	$15,495	$16,497	$25,793	$16,877
Ratio of net expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of gross expenses to average net assets prior to expense reductions	1.56%	1.73%	1.65%	1.55%	2.25%
Ratio of net investment income (loss) to average net assets	(0.90%)	(0.80%)	(0.48%)	(0.98%)	(0.94%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Timpani SMID Growth Fund   Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS R6
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.21	$10.23	$18.28	$12.38	$9.02
Income from investment operations:
Net investment income (loss)(a)	(0.11)	(0.08)	(0.05)	(0.18)	(0.09)
Net realized and unrealized gain (loss)	5.18	(0.94)	(6.28)	6.08	3.45
Total from investment operations	5.07	(1.02)	(6.33)	5.90	3.36
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	(1.72)	—	—
Total distributions**	—	—	(1.72)	—	—
Net asset value, end of year	$14.28	$9.21	$10.23	$18.28	$12.38
Ratios and supplemental data:
Total return(b)	55.05%	(9.97%)	(36.95%)	47.46%	37.25%
Net assets, end of year (000)	$508	$320	$355	$499	$12
Ratio of net expenses to average net assets	1.07%	1.07%	1.07%	1.08%	1.06%
Ratio of gross expenses to average net assets prior to expense reductions	1.53%	1.70%	1.63%	1.48%	2.25%
Ratio of net investment income (loss) to average net assets	(0.87%)	(0.77%)	(0.43%)	(1.04%)	(0.90%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year.

www.calamos.com

Calamos Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$32.47	$28.24	$45.88	$34.96	$32.23
Income from investment operations:
Net investment income (loss)(a)	(0.28)	(0.13)	(0.22)	(0.33)	(0.14)
Net realized and unrealized gain (loss)	13.69	4.36	(12.47)	15.44	5.90
Total from investment operations	13.41	4.23	(12.69)	15.11	5.76
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	(1.60)	—	(4.95)	(4.19)	(3.03)
Total distributions**	(1.60)	—	(4.95)	(4.19)	(3.03)
Net asset value, end of year	$44.28	$32.47	$28.24	$45.88	$34.96
Ratios and supplemental data:
Total return(b)	42.45%	14.98%	(30.58%)	46.00%	19.11%
Net assets, end of year (000)	$1,168,908	$925,437	$900,167	$1,436,709	$1,093,909
Ratio of net expenses to average net assets	1.29%	1.32%	1.30%	1.28%	1.34%
Ratio of gross expenses to average net assets prior to expense reductions	1.29%	1.32%	1.30%	1.28%	1.34%
Ratio of net investment income (loss) to average net assets	(0.69%)	(0.43%)	(0.64%)	(0.80%)	(0.45%)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	42%	57%	42%	45%	115%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.59	$11.03	$21.21	$18.18	$18.26
Income from investment operations:
Net investment income (loss)(a)	(0.21)	(0.14)	(0.19)	(0.29)	(0.20)
Net realized and unrealized gain (loss)	5.05	1.70	(5.04)	7.51	3.15
Total from investment operations	4.84	1.56	(5.23)	7.22	2.95
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	(1.60)	—	(4.95)	(4.19)	(3.03)
Total distributions**	(1.60)	—	(4.95)	(4.19)	(3.03)
Net asset value, end of year	$15.83	$12.59	$11.03	$21.21	$18.18
Ratios and supplemental data:
Total return(b)	41.38%	14.14%	(31.12%)	44.94%	18.23%
Net assets, end of year (000)	$10,535	$9,493	$12,281	$25,965	$35,843
Ratio of net expenses to average net assets	2.04%	2.08%	2.05%	2.04%	2.09%
Ratio of gross expenses to average net assets prior to expense reductions	2.04%	2.08%	2.05%	2.04%	2.10%
Ratio of net investment income (loss) to average net assets	(1.44%)	(1.16%)	(1.39%)	(1.53%)	(1.17%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$49.51	$42.95	$66.93	$49.25	$44.13
Income from investment operations:
Net investment income (loss)(a)	(0.28)	(0.09)	(0.20)	(0.33)	(0.09)
Net realized and unrealized gain (loss)	21.10	6.65	(18.83)	22.20	8.24
Total from investment operations	20.82	6.56	(19.03)	21.87	8.15
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	(1.60)	—	(4.95)	(4.19)	(3.03)
Total distributions**	(1.60)	—	(4.95)	(4.19)	(3.03)
Net asset value, end of year	$68.73	$49.51	$42.95	$66.93	$49.25
Ratios and supplemental data:
Total return(b)	42.83%	15.27%	(30.43%)	46.40%	19.39%
Net assets, end of year (000)	$355,529	$262,752	$246,566	$395,431	$291,027
Ratio of net expenses to average net assets	1.04%	1.07%	1.05%	1.03%	1.09%
Ratio of gross expenses to average net assets prior to expense reductions	1.04%	1.07%	1.05%	1.03%	1.09%
Ratio of net investment income (loss) to average net assets	(0.44%)	(0.18%)	(0.39%)	(0.56%)	(0.20%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Growth and Income Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$39.42	$38.33	$48.18	$36.26	$33.43
Income from investment operations:
Net investment income (loss)(a)	0.08	0.19	0.08	0.07	0.30
Net realized and unrealized gain (loss)	11.32	2.38	(7.32)	13.01	3.74
Total from investment operations	11.40	2.57	(7.24)	13.08	4.04
Distributions:
Dividends from net investment income	(0.26)	(0.44)	(0.24)	(0.27)	(0.41)
Dividends from net realized gains	(1.50)	(1.04)	(2.37)	(0.89)	(0.80)
Total distributions**	(1.76)	(1.48)	(2.61)	(1.16)	(1.21)
Net asset value, end of year	$49.06	$39.42	$38.33	$48.18	$36.26
Ratios and supplemental data:
Total return(b)	29.65%	6.86%	(15.77%)	36.68%	12.43%
Net assets, end of year (000)	$1,387,946	$1,182,667	$1,199,491	$1,531,445	$1,163,876
Ratio of net expenses to average net assets	1.05%	1.06%	1.05%	1.06%	1.08%
Ratio of gross expenses to average net assets prior to expense reductions	1.05%	1.06%	1.05%	1.06%	1.08%
Ratio of net investment income (loss) to average net assets	0.18%	0.48%	0.19%	0.15%	0.86%
	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	28%	20%	24%	18%	35%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Growth and Income Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$39.57	$38.57	$48.55	$36.57	$33.68
Income from investment operations:
Net investment income (loss)(a)	(0.26)	(0.11)	(0.24)	(0.25)	0.04
Net realized and unrealized gain (loss)	11.36	2.38	(7.37)	13.12	3.79
Total from investment operations	11.10	2.27	(7.61)	12.87	3.83
Distributions:
Dividends from net investment income	(0.06)	(0.23)	—	—	(0.14)
Dividends from net realized gains	(1.50)	(1.04)	(2.37)	(0.89)	(0.80)
Total distributions**	(1.56)	(1.27)	(2.37)	(0.89)	(0.94)
Net asset value, end of year	$49.11	$39.57	$38.57	$48.55	$36.57
Ratios and supplemental data:
Total return(b)	28.70%	6.08%	(16.41%)	35.66%	11.62%
Net assets, end of year (000)	$106,421	$79,895	$84,104	$98,647	$101,490
Ratio of net expenses to average net assets	1.80%	1.81%	1.80%	1.81%	1.84%
Ratio of gross expenses to average net assets prior to expense reductions	1.80%	1.81%	1.80%	1.81%	1.84%
Ratio of net investment income (loss) to average net assets	(0.57%)	(0.27%)	(0.56%)	(0.57%)	0.13%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Growth and Income Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$37.47	$36.50	$46.02	$34.68	$32.03
Income from investment operations:
Net investment income (loss)(a)	0.19	0.27	0.17	0.17	0.36
Net realized and unrealized gain (loss)	10.75	2.25	(6.97)	12.44	3.58
Total from investment operations	10.94	2.52	(6.80)	12.61	3.94
Distributions:
Dividends from net investment income	(0.37)	(0.51)	(0.35)	(0.38)	(0.49)
Dividends from net realized gains	(1.50)	(1.04)	(2.37)	(0.89)	(0.80)
Total distributions**	(1.87)	(1.55)	(2.72)	(1.27)	(1.29)
Net asset value, end of year	$46.54	$37.47	$36.50	$46.02	$34.68
Ratios and supplemental data:
Total return(b)	30.00%	7.12%	(15.55%)	37.02%	12.72%
Net assets, end of year (000)	$1,301,172	$978,583	$977,765	$1,211,985	$818,641
Ratio of net expenses to average net assets	0.80%	0.81%	0.80%	0.81%	0.83%
Ratio of gross expenses to average net assets prior to expense reductions	0.80%	0.81%	0.80%	0.81%	0.83%
Ratio of net investment income (loss) to average net assets	0.43%	0.73%	0.44%	0.40%	1.11%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Growth and Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS R6
	Year Ended October 31,				June 23, 2020• through October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$37.49	$36.51	$46.04	$34.69	$33.24
Income from investment operations:
Net investment income (loss)(a)	0.22	0.30	0.21	0.16	0.12
Net realized and unrealized gain (loss)	10.76	2.26	(6.99)	12.49	1.42
Total from investment operations	10.98	2.56	(6.78)	12.65	1.54
Distributions:
Dividends from net investment income	(0.40)	(0.54)	(0.38)	(0.41)	(0.09)
Dividends from net realized gains	(1.50)	(1.04)	(2.37)	(0.89)	—
Total distributions**	(1.90)	(1.58)	(2.75)	(1.30)	(0.09)
Net asset value, end of period	$46.57	$37.49	$36.51	$46.04	$34.69
Ratios and supplemental data:
Total return(b)	30.07%	7.21%	(15.50%)	37.14%	4.63%
Net assets, end of year (000)	$37,425	$27,965	$16,688	$5,968	$15
Ratio of net expenses to average net assets	0.73%	0.71%	0.73%	0.73%	0.71	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	0.73%	0.71%	0.73%	0.73%	0.71	%(c)
Ratio of net investment income (loss) to average net assets	0.51%	0.78%	0.55%	0.38%	0.99	%(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.
CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Dividend Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.51	$13.41	$17.13	$13.04	$13.37
Income from investment operations:
Net investment income (loss)(a)	0.00 *	0.04	0.03	0.00 *	0.05
Net realized and unrealized gain (loss)	4.90	1.11	(2.41)	5.24	1.13
Total from investment operations	4.90	1.15	(2.38)	5.24	1.18
Distributions:
Dividends from net investment income	(0.04)	(0.05)	—	(0.02)	(0.06)
Dividends from net realized gains	(0.64)	—	(1.34)	(1.13)	(1.45)
Total distributions**	(0.68)	(0.05)	(1.34)	(1.15)	(1.51)
Net asset value, end of year	$18.73	$14.51	$13.41	$17.13	$13.04
Ratios and supplemental data:
Total return(b)	34.70%	8.61%	(15.01%)	42.42%	9.20%
Net assets, end of year (000)	$7,128	$5,250	$5,181	$5,139	$3,534
Ratio of net expenses to average net assets	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of gross expenses to average net assets prior to expense reductions	1.99%	2.09%	2.03%	2.04%	2.15%
Ratio of net investment income (loss) to average net assets	(0.01%)	0.29%	0.23%	0.02%	0.40%
	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	24%	28%	25%	20%	22%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Dividend Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2024	2023		2022	2021	2020
Net asset value, beginning of year	$13.74	$12.77		$16.49	$12.67	$13.07
Income from investment operations:
Net investment income (loss)(a)	(0.12)	(0.06	)(b)	(0.07)	(0.11)	(0.04)
Net realized and unrealized gain (loss)	4.62	1.06		(2.31)	5.07	1.09
Total from investment operations	4.50	1.00		(2.38)	4.96	1.05
Distributions:
Dividends from net investment income	(0.01)	(0.03)		—	(0.01)	—
Dividends from net realized gains	(0.64)	—		(1.34)	(1.13)	(1.45)
Total distributions**	(0.65)	(0.03)		(1.34)	(1.14)	(1.45)
Net asset value, end of year	$17.59	$13.74		$12.77	$16.49	$12.67
Ratios and supplemental data:
Total return(c)	33.69%	7.82%		(15.63%)	41.37%	8.35%
Net assets, end of year (000)	$2,696	$2,342		$2,202	$2,017	$685
Ratio of net expenses to average net assets	2.10%	2.10%		2.10%	2.10%	2.11%
Ratio of gross expenses to average net assets prior to expense reductions	2.74%	2.85%		2.78%	2.78%	2.91%
Ratio of net investment income (loss) to average net assets	(0.75%)	(0.46%)		(0.51%)	(0.74%)	(0.36%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Dividend Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.57	$13.44	$17.15	$13.03	$13.36
Income from investment operations:
Net investment income (loss)(a)	0.04	0.08	0.07	0.04	0.08
Net realized and unrealized gain (loss)	4.93	1.11	(2.41)	5.23	1.12
Total from investment operations	4.97	1.19	(2.34)	5.27	1.20
Distributions:
Dividends from net investment income	(0.05)	(0.06)	(0.03)	(0.02)	(0.08)
Dividends from net realized gains	(0.64)	—	(1.34)	(1.13)	(1.45)
Total distributions**	(0.69)	(0.06)	(1.37)	(1.15)	(1.53)
Net asset value, end of year	$18.85	$14.57	$13.44	$17.15	$13.03
Ratios and supplemental data:
Total return(b)	35.06%	8.88%	(14.76%)	42.73%	9.46%
Net assets, end of year (000)	$10,821	$7,639	$10,195	$10,373	$8,974
Ratio of net expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of gross expenses to average net assets prior to expense reductions	1.74%	1.84%	1.78%	1.80%	1.88%
Ratio of net investment income (loss) to average net assets	0.23%	0.56%	0.48%	0.28%	0.67%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Select Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024		2023	2022	2021	2020
Net asset value, beginning of year	$16.77		$15.86	$20.48	$14.93	$14.21
Income from investment operations:
Net investment income (loss)(a)	(0.02	)(b)	0.03	0.00	(0.03)	0.07
Net realized and unrealized gain (loss)	5.99		1.29	(3.12)	6.39	0.74
Total from investment operations	5.97		1.32	(3.12)	6.36	0.81
Distributions:
Dividends from net investment income	—		—	—	—	(0.09)
Dividends from net realized gains	(0.76)		(0.41)	(1.50)	(0.81)	—
Total distributions**	(0.76)		(0.41)	(1.50)	(0.81)	(0.09)
Net asset value, end of year	$21.98		$16.77	$15.86	$20.48	$14.93
Ratios and supplemental data:
Total return(c)	36.52%		8.60%	(16.22%)	43.93%	5.71%
Net assets, end of year (000)	$14,301		$11,533	$11,628	$14,211	$10,595
Ratio of net expenses to average net assets	1.15%		1.15%	1.15%	1.15%	1.15%
Ratio of gross expenses to average net assets prior to expense reductions	1.54%		1.62%	1.57%	1.57%	1.64%
Ratio of net investment income (loss) to average net assets	(0.09%)		0.16%	0.00%	(0.19%)	0.49%
	Year Ended October 31,
	2024		2023	2022	2021	2020
Portfolio turnover rate	33%		55%	34%	25%	136%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Select Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2024		2023	2022	2021	2020
Net asset value, beginning of year	$13.86		$13.28	$17.52	$12.97	$12.36
Income from investment operations:
Net investment income (loss)(a)	(0.14	)(b)	(0.08)	(0.12)	(0.14)	(0.01)
Net realized and unrealized gain (loss)	4.92		1.07	(2.62)	5.50	0.62
Total from investment operations	4.78		0.99	(2.74)	5.36	0.61
Distributions:
Dividends from net investment income	—		—	—	—	—
Dividends from net realized gains	(0.76)		(0.41)	(1.50)	(0.81)	—
Total distributions**	(0.76)		(0.41)	(1.50)	(0.81)	—
Net asset value, end of year	$17.88		$13.86	$13.28	$17.52	$12.97
Ratios and supplemental data:
Total return(c)	35.56%		7.76%	(16.85%)	42.92%	4.85%
Net assets, end of year (000)	$347		$120	$170	$887	$1,056
Ratio of net expenses to average net assets	1.90%		1.90%	1.91%	1.90%	1.90%
Ratio of gross expenses to average net assets prior to expense reductions	2.29%		2.36%	2.33%	2.33%	2.40%
Ratio of net investment income (loss) to average net assets	(0.83%)		(0.57%)	(0.77%)	(0.92%)	(0.11%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Select Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$17.45	$16.45	$21.15	$15.36	$14.62
Income from investment operations:
Net investment income (loss)(a)	0.03	0.07	0.05	0.01	0.10
Net realized and unrealized gain (loss)	6.25	1.34	(3.23)	6.59	0.76
Total from investment operations	6.28	1.41	(3.18)	6.60	0.86
Distributions:
Dividends from net investment income	(0.00)*	—	(0.02)	—	(0.12)
Dividends from net realized gains	(0.76)	(0.41)	(1.50)	(0.81)	—
Total distributions**	(0.76)	(0.41)	(1.52)	(0.81)	(0.12)
Net asset value, end of year	$22.97	$17.45	$16.45	$21.15	$15.36
Ratios and supplemental data:
Total return(b)	36.92%	8.84%	(16.00%)	44.28%	5.92%
Net assets, end of year (000)	$41,449	$31,663	$30,660	$38,585	$36,075
Ratio of net expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of gross expenses to average net assets prior to expense reductions	1.29%	1.37%	1.32%	1.32%	1.39%
Ratio of net investment income (loss) to average net assets	0.16%	0.41%	0.25%	0.07%	0.69%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos International Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$16.25	$15.43	$28.83	$22.96	$17.97
Income from investment operations:
Net investment income (loss)(a)	(0.04)	0.05	0.21	0.05	(0.04)
Net realized and unrealized gain (loss)	5.74	0.77	(9.48)	7.29	5.03
Total from investment operations	5.70	0.82	(9.27)	7.34	4.99
Distributions:
Dividends from net investment income	(0.01)	—	(0.00)*	—	—
Dividends from net realized gains	—	—	(4.13)	(1.47)	—
Total distributions**	(0.01)	—	(4.13)	(1.47)	—
Net asset value, end of year	$21.94	$16.25	$15.43	$28.83	$22.96
Ratios and supplemental data:
Total return(b)	35.07%	5.31%	(36.67%)	32.76%	27.82%
Net assets, end of year (000)	$50,314	$41,631	$46,993	$79,503	$60,527
Ratio of net expenses to average net assets	1.20%	1.16%	1.10%	1.10%	1.10%
Ratio of gross expenses to average net assets prior to expense reductions	1.40%	1.49%	1.64%	1.56%	1.52%
Ratio of net investment income (loss) to average net assets	(0.21%)	0.27%	1.04%	0.19%	(0.20%)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	127%	131%	129%	99%	85%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos International Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.44	$12.86	$24.94	$20.17	$15.91
Income from investment operations:
Net investment income (loss)(a)	(0.17)	(0.07)	0.05	(0.16)	(0.16)
Net realized and unrealized gain (loss)	4.75	0.65	(8.00)	6.40	4.42
Total from investment operations	4.58	0.58	(7.95)	6.24	4.26
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	(4.13)	(1.47)	—
Total distributions**	—	—	(4.13)	(1.47)	—
Net asset value, end of year	$18.02	$13.44	$12.86	$24.94	$20.17
Ratios and supplemental data:
Total return(b)	34.15%	4.51%	(37.18%)	31.79%	26.84%
Net assets, end of year (000)	$1,452	$1,339	$1,989	$3,953	$6,344
Ratio of net expenses to average net assets	1.95%	1.91%	1.85%	1.85%	1.85%
Ratio of gross expenses to average net assets prior to expense reductions	2.15%	2.24%	2.39%	2.31%	2.27%
Ratio of net investment income (loss) to average net assets	(0.97%)	(0.48%)	0.27%	(0.69%)	(0.95%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos International Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$17.00	$16.10	$29.92	$23.73	$18.53
Income from investment operations:
Net investment income (loss)(a)	0.01 (b)	0.09	0.27	0.12	0.01
Net realized and unrealized gain (loss)	6.00	0.81	(9.88)	7.54	5.19
Total from investment operations	6.01	0.90	(9.61)	7.66	5.20
Distributions:
Dividends from net investment income	(0.05)	—	(0.08)	(0.00)*	—
Dividends from net realized gains	—	—	(4.13)	(1.47)	—
Total distributions**	(0.05)	—	(4.21)	(1.47)	—
Net asset value, end of year	$22.96	$17.00	$16.10	$29.92	$23.73
Ratios and supplemental data:
Total return(c)	35.44%	5.59%	(36.54%)	33.13%	28.06%
Net assets, end of year (000)	$184,336	$141,782	$120,520	$216,723	$156,321
Ratio of net expenses to average net assets	0.95%	0.91%	0.85%	0.85%	0.85%
Ratio of gross expenses to average net assets prior to expense reductions	1.15%	1.24%	1.39%	1.31%	1.28%
Ratio of net investment income (loss) to average net assets	0.03%	0.52%	1.28%	0.43%	0.05%

*  Amounts are less than $0.005.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos International Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS R6
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$17.21	$16.28	$30.20	$23.93	$18.67
Income from investment operations:
Net investment income (loss)(a)	0.03 (b)	0.11	0.31	0.15	0.05
Net realized and unrealized gain (loss)	6.07	0.82	(10.00)	7.61	5.21
Total from investment operations	6.10	0.93	(9.69)	7.76	5.26
Distributions:
Dividends from net investment income	(0.07)	—	(0.10)	(0.02)	—
Dividends from net realized gains	—	—	(4.13)	(1.47)	—
Total distributions**	(0.07)	—	(4.23)	(1.49)	—
Net asset value, end of year	$23.24	$17.21	$16.28	$30.20	$23.93
Ratios and supplemental data:
Total return(c)	35.55%	5.71%	(36.47%)	33.24%	28.23%
Net assets, end of year (000)	$6,378	$4,829	$4,332	$1,921	$1,012
Ratio of net expenses to average net assets	0.86%	0.81%	0.75%	0.77%	0.76%
Ratio of gross expenses to average net assets prior to expense reductions	1.06%	1.13%	1.28%	1.22%	1.17%
Ratio of net investment income (loss) to average net assets	0.14%	0.61%	1.59%	0.51%	0.24%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Evolving World Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.87	$14.51	$22.25	$19.60	$14.12
Income from investment operations:
Net investment income (loss)(a)	(0.06)	0.01	0.12	(0.05)	(0.07)
Net realized and unrealized gain (loss)	4.85	0.46	(7.79)	3.15	5.66
Total from investment operations	4.79	0.47	(7.67)	3.10	5.59
Distributions:
Dividends from net investment income	(0.05)	(0.11)	(0.07)	—	(0.11)
Dividends from net realized gains	—	—	—	(0.45)	—
Total distributions**	(0.05)	(0.11)	(0.07)	(0.45)	(0.11)
Net asset value, end of year	$19.61	$14.87	$14.51	$22.25	$19.60
Ratios and supplemental data:
Total return(b)	32.27%	3.19%	(34.55%)	15.87%	39.81%
Net assets, end of year (000)	$42,336	$36,830	$36,890	$54,731	$31,015
Ratio of net expenses to average net assets	1.30%	1.29%	1.30%	1.30%	1.56%
Ratio of gross expenses to average net assets prior to expense reductions	1.65%	1.63%	1.63%	1.60%	1.64%
Ratio of net investment income (loss) to average net assets	(0.36%)	0.09%	0.67%	(0.21%)	(0.47%)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	140%	137%	132%	140%	125%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Evolving World Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.67	$13.34	$20.55	$18.26	$13.16
Income from investment operations:
Net investment income (loss)(a)	(0.18)	(0.09)	(0.03)	(0.22)	(0.18)
Net realized and unrealized gain (loss)	4.45	0.42	(7.18)	2.96	5.28
Total from investment operations	4.27	0.33	(7.21)	2.74	5.10
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	—	—	(0.45)	—
Total distributions**	—	—	—	(0.45)	—
Net asset value, end of year	$17.94	$13.67	$13.34	$20.55	$18.26
Ratios and supplemental data:
Total return(b)	31.24%	2.40%	(35.04%)	15.05%	38.75%
Net assets, end of year (000)	$3,709	$3,930	$6,153	$16,050	$13,183
Ratio of net expenses to average net assets	2.05%	2.04%	2.05%	2.05%	2.32%
Ratio of gross expenses to average net assets prior to expense reductions	2.40%	2.38%	2.39%	2.34%	2.39%
Ratio of net investment income (loss) to average net assets	(1.11%)	(0.63%)	(0.16%)	(1.04%)	(1.23%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Evolving World Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.03	$14.67	$22.51	$19.78	$14.26
Income from investment operations:
Net investment income (loss)(a)	(0.02)	0.06	0.17	0.01	(0.03)
Net realized and unrealized gain (loss)	4.90	0.45	(7.87)	3.18	5.71
Total from investment operations	4.88	0.51	(7.70)	3.19	5.68
Distributions:
Dividends from net investment income	(0.09)	(0.15)	(0.14)	(0.01)	(0.16)
Dividends from net realized gains	—	—	—	(0.45)	—
Total distributions**	(0.09)	(0.15)	(0.14)	(0.46)	(0.16)
Net asset value, end of year	$19.82	$15.03	$14.67	$22.51	$19.78
Ratios and supplemental data:
Total return(b)	32.59%	3.44%	(34.39%)	16.17%	40.16%
Net assets, end of year (000)	$350,597	$320,622	$315,858	$509,216	$193,243
Ratio of net expenses to average net assets	1.05%	1.04%	1.05%	1.05%	1.30%
Ratio of gross expenses to average net assets prior to expense reductions	1.40%	1.38%	1.38%	1.35%	1.39%
Ratio of net investment income (loss) to average net assets	(0.11%)	0.35%	0.90%	0.04%	(0.22%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Global Equity Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.08	$11.50	$18.40	$14.05	$11.64
Income from investment operations:
Net investment income (loss)(a)	(0.08)	0.01	0.02	(0.08)	(0.07)
Net realized and unrealized gain (loss)	5.58	1.07	(4.94)	5.49	3.37
Total from investment operations	5.50	1.08	(4.92)	5.41	3.30
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	(0.50)	(1.98)	(1.06)	(0.89)
Total distributions**	—	(0.50)	(1.98)	(1.06)	(0.89)
Net asset value, end of year	$17.58	$12.08	$11.50	$18.40	$14.05
Ratios and supplemental data:
Total return(b)	45.53%	9.68%	(29.36%)	39.89%	30.07%
Net assets, end of year (000)	$28,482	$20,462	$21,143	$32,511	$21,814
Ratio of net expenses to average net assets	1.39%	1.41%	1.40%	1.40%	1.40%
Ratio of gross expenses to average net assets prior to expense reductions	1.42%	1.52%	1.61%	1.58%	1.65%
Ratio of net investment income (loss) to average net assets	(0.49%)	0.04%	0.17%	(0.48%)	(0.59%)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	78%	90%	77%	72%	71%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Global Equity Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.64	$9.35	$15.45	$12.03	$10.15
Income from investment operations:
Net investment income (loss)(a)	(0.16)	(0.07)	(0.07)	(0.18)	(0.14)
Net realized and unrealized gain (loss)	4.45	0.86	(4.05)	4.66	2.91
Total from investment operations	4.29	0.79	(4.12)	4.48	2.77
Distributions:
Dividends from net investment income	—	—	—	—	—
Dividends from net realized gains	—	(0.50)	(1.98)	(1.06)	(0.89)
Total distributions**	—	(0.50)	(1.98)	(1.06)	(0.89)
Net asset value, end of year	$13.93	$9.64	$9.35	$15.45	$12.03
Ratios and supplemental data:
Total return(b)	44.35%	8.99%	(29.96%)	38.88%	29.19%
Net assets, end of year (000)	$1,268	$611	$726	$1,492	$4,635
Ratio of net expenses to average net assets	2.14%	2.16%	2.15%	2.15%	2.15%
Ratio of gross expenses to average net assets prior to expense reductions	2.18%	2.28%	2.37%	2.33%	2.40%
Ratio of net investment income (loss) to average net assets	(1.25%)	(0.71%)	(0.59%)	(1.32%)	(1.31%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Global Equity Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.75	$12.10	$19.20	$14.59	$12.02
Income from investment operations:
Net investment income (loss)(a)	(0.04)	0.04	0.05	(0.04)	(0.04)
Net realized and unrealized gain (loss)	5.87	1.13	(5.17)	5.71	3.50
Total from investment operations	5.83	1.17	(5.12)	5.67	3.46
Distributions:
Dividends from net investment income	(0.01)	(0.02)	—	—	—
Dividends from net realized gains	—	(0.50)	(1.98)	(1.06)	(0.89)
Total distributions**	(0.01)	(0.52)	(1.98)	(1.06)	(0.89)
Net asset value, end of year	$18.57	$12.75	$12.10	$19.20	$14.59
Ratios and supplemental data:
Total return(b)	45.79%	9.98%	(29.20%)	40.29%	30.46%
Net assets, end of year (000)	$103,751	$66,181	$51,538	$103,256	$65,062
Ratio of net expenses to average net assets	1.14%	1.15%	1.15%	1.15%	1.15%
Ratio of gross expenses to average net assets prior to expense reductions	1.17%	1.25%	1.36%	1.33%	1.40%
Ratio of net investment income (loss) to average net assets	(0.25%)	0.28%	0.37%	(0.23%)	(0.34%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) calculated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Global Equity Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS R6
	Year Ended October 31,				June 23, 2020• through October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.76	$12.11	$19.21	$14.59	$13.19
Income from investment operations:
Net investment income (loss)(a)	(0.03)	0.05	(0.02)	(0.03)	(0.02)
Net realized and unrealized gain (loss)	5.88	1.13	(5.10)	5.71	1.42
Total from investment operations	5.85	1.18	(5.12)	5.68	1.40
Distributions:
Dividends from net investment income	(0.02)	(0.03)	—	—	—
Dividends from net realized gains	—	(0.50)	(1.98)	(1.06)	—
Total distributions**	(0.02)	(0.53)	(1.98)	(1.06)	—
Net asset value, end of period	$18.59	$12.76	$12.11	$19.21	$14.59
Ratios and supplemental data:
Total return(b)	45.88%	10.04%	(29.18%)	40.36%	10.61%
Net assets, end of year (000)	$79	$93	$11	$168	$120
Ratio of net expenses to average net assets	1.07%	1.06%	1.12%	1.09%	1.09	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	1.11%	1.14%	1.35%	1.27%	1.36	%(c)
Ratio of net investment income (loss) to average net assets	(0.16%)	0.35%	(0.12%)	(0.18%)	(0.45	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos Global Opportunities Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.57	$9.15	$12.72	$10.02	$8.51
Income from investment operations:
Net investment income (loss)(a)	(0.02)	0.00	(0.03)	(0.04)	0.07
Net realized and unrealized gain (loss)	3.50	0.46	(2.88)	3.42	1.55
Total from investment operations	3.48	0.46	(2.91)	3.38	1.62
Distributions:
Dividends from net investment income	(0.05)	(0.04)	—	(0.05)	(0.02)
Dividends from net realized gains	—	—	(0.66)	(0.63)	(0.09)
Total distributions**	(0.05)	(0.04)	(0.66)	(0.68)	(0.11)
Net asset value, end of year	$13.00	$9.57	$9.15	$12.72	$10.02
Ratios and supplemental data:
Total return(b)	36.38%	4.97%	(23.93%)	34.84%	19.09%
Net assets, end of year (000)	$98,640	$81,821	$86,403	$119,261	$88,618
Ratio of net expenses to average net assets	1.22%	1.22%	1.22%	1.31%	1.53%
Ratio of gross expenses to average net assets prior to expense reductions	1.45%	1.49%	1.46%	1.45%	1.53%
Ratio of net investment income (loss) to average net assets	(0.17%)	(0.05%)	(0.28%)	(0.33%)	0.78%
	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	87%	81%	92%	82%	119%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Global Opportunities Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.05	$7.73	$10.92	$8.71	$7.45
Income from investment operations:
Net investment income (loss)(a)	(0.09)	(0.07)	(0.09)	(0.11)	0.00
Net realized and unrealized gain (loss)	2.92	0.40	(2.44)	2.95	1.35
Total from investment operations	2.83	0.33	(2.53)	2.84	1.35
Distributions:
Dividends from net investment income	(0.01)	(0.01)	—	—	—
Dividends from net realized gains	—	—	(0.66)	(0.63)	(0.09)
Total distributions**	(0.01)	(0.01)	(0.66)	(0.63)	(0.09)
Net asset value, end of year	$10.87	$8.05	$7.73	$10.92	$8.71
Ratios and supplemental data:
Total return(b)	35.25%	4.22%	(24.43%)	33.77%	18.22%
Net assets, end of year (000)	$12,173	$7,317	$7,528	$10,032	$8,946
Ratio of net expenses to average net assets	1.97%	1.97%	1.97%	2.07%	2.28%
Ratio of gross expenses to average net assets prior to expense reductions	2.20%	2.24%	2.21%	2.20%	2.28%
Ratio of net investment income (loss) to average net assets	(0.92%)	(0.80%)	(1.03%)	(1.09%)	0.01%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Global Opportunities Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.98	$9.53	$13.18	$10.36	$8.79
Income from investment operations:
Net investment income (loss)(a)	0.01 (b)	0.02	(0.02)	(0.01)	0.09
Net realized and unrealized gain (loss)	3.64	0.48	(2.96)	3.54	1.60
Total from investment operations	3.65	0.50	(2.98)	3.53	1.69
Distributions:
Dividends from net investment income	(0.08)	(0.05)	(0.01)	(0.08)	(0.03)
Dividends from net realized gains	—	—	(0.66)	(0.63)	(0.09)
Total distributions**	(0.08)	(0.05)	(0.67)	(0.71)	(0.12)
Net asset value, end of year	$13.55	$9.98	$9.53	$13.18	$10.36
Ratios and supplemental data:
Total return(c)	36.70%	5.21%	(23.66%)	35.16%	19.33%
Net assets, end of year (000)	$168,589	$107,198	$117,790	$152,596	$65,909
Ratio of net expenses to average net assets	0.97%	0.97%	0.97%	1.04%	1.28%
Ratio of gross expenses to average net assets prior to expense reductions	1.20%	1.24%	1.21%	1.20%	1.28%
Ratio of net investment income (loss) to average net assets	0.08%	0.20%	(0.14%)	(0.09%)	1.01%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.

(c)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos International Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,		March 31, 2022• through October 31,
	2024	2023	2022
Net asset value, beginning of year	$7.54	$7.65	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.05)	0.00 *	0.05
Net realized and unrealized gain (loss)	2.46	(0.06)	(2.40)
Total from investment operations	2.41	(0.06)	(2.35)
Distributions:
Dividends from net investment income	—	(0.05)	—
Dividends from net realized gains	—	—	—
Total distributions**	—	(0.05)	—
Net asset value, end of year	$9.95	$7.54	$7.65
Ratios and supplemental data:
Total return(b)	31.96%	(0.87%)	(23.50%)
Net assets, end of year (000)	$433	$20	$13
Ratio of net expenses to average net assets	1.35%	1.35%	2.66	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	4.96%	9.06%	11.03	%(c)
Ratio of net investment income (loss) to average net assets	(0.46%)	(0.04%)	(9.66	%)(c)
	Year Ended October 31,		March 31, 2022• through October 31,
	2024	2023	2022
Portfolio turnover rate	117%	126%	64	%(d)

*  Amounts are less than $0.005.

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.
www.calamos.com

Calamos International Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,		March 31, 2022• through October 31,
	2024	2023	2022
Net asset value, beginning of year	$7.46	$7.62	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.12)	(0.07)	0.01
Net realized and unrealized gain (loss)	2.42	(0.05)	(2.39)
Total from investment operations	2.30	(0.12)	(2.38)
Distributions:
Dividends from net investment income	—	(0.04)	—
Dividends from net realized gains	—	—	—
Total distributions**	—	(0.04)	—
Net asset value, end of year	$9.76	$7.46	$7.62
Ratios and supplemental data:
Total return(b)	30.83%	(1.62%)	(23.80%)
Net assets, end of year (000)	$10	$7	$8
Ratio of net expenses to average net assets	2.10%	2.09%	2.67	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	5.71%	9.79%	11.03	%(c)
Ratio of net investment income (loss) to average net assets	(1.22%)	(0.92%)	(9.66	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos International Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,		March 31, 2022• through October 31,
	2024	2023	2022
Net asset value, beginning of year	$7.56	$7.66	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.02)	0.01	0.06
Net realized and unrealized gain (loss)	2.47	(0.05)	(2.40)
Total from investment operations	2.45	(0.04)	(2.34)
Distributions:
Dividends from net investment income	—	(0.06)	—
Dividends from net realized gains	—	—	—
Total distributions**	—	(0.06)	—
Net asset value, end of year	$10.01	$7.56	$7.66
Ratios and supplemental data:
Total return(b)	32.10%	(0.48%)	(23.40%)
Net assets, end of year (000)	$5,267	$2,327	$1,740
Ratio of net expenses to average net assets	1.10%	1.10%	2.67	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	4.71%	8.80%	11.03	%(c)
Ratio of net investment income (loss) to average net assets	(0.20%)	0.17%	(9.66	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

www.calamos.com

Calamos International Small Cap Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS R6
	Year Ended October 31,		March 31, 2022• through October 31,
	2024	2023	2022
Net asset value, beginning of year	$7.56	$7.66	$10.00
Income from investment operations:
Net investment income (loss)(a)	(0.02)	0.01	0.06
Net realized and unrealized gain (loss)	2.47	(0.05)	(2.40)
Total from investment operations	2.45	(0.04)	(2.34)
Distributions:
Dividends from net investment income	—	(0.06)	—
Dividends from net realized gains	—	—	—
Total distributions**	—	(0.06)	—
Net asset value, end of year	$10.01	$7.56	$7.66
Ratios and supplemental data:
Total return(b)	32.10%	(0.48%)	(23.40%)
Net assets, end of year (000)	$10	$8	$8
Ratio of net expenses to average net assets	1.08%	1.07%	2.67	%(c)
Ratio of gross expenses to average net assets prior to expense reductions	4.71%	8.78%	11.03	%(c)
Ratio of net investment income (loss) to average net assets	(0.19%)	0.19%	(9.66	%)(c)

•  Commencement of operations.

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Total Return Bond Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.38	$8.67	$10.61	$10.85	$10.53
Income from investment operations:
Net investment income (loss)(a)	0.32	0.30	0.24	0.19	0.21
Net realized and unrealized gain (loss)	0.60	(0.27)	(1.81)	(0.19)	0.33
Total from investment operations	0.92	0.03	(1.57)	—	0.54
Distributions:
Dividends from net investment income	(0.34)	(0.32)	(0.24)	(0.23)	(0.22)
Dividends from net realized gains	—	—	(0.13)	(0.01)	—
Total distributions**	(0.34)	(0.32)	(0.37)	(0.24)	(0.22)
Net asset value, end of year	$8.96	$8.38	$8.67	$10.61	$10.85
Ratios and supplemental data:
Total return(b)	11.03%	0.18%	(15.13%)	0.01%	5.18%
Net assets, end of year (000)	$11,500	$11,764	$14,662	$22,394	$24,376
Ratio of net expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of gross expenses to average net assets prior to expense reductions	1.21%	1.24%	1.15%	1.01%	1.03%
Ratio of net investment income (loss) to average net assets	3.54%	3.36%	2.48%	1.77%	2.00%
	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	66%	41%	28%	51%	61%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Total Return Bond Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.38	$8.67	$10.61	$10.85	$10.53
Income from investment operations:
Net investment income (loss)(a)	0.25	0.23	0.17	0.11	0.14
Net realized and unrealized gain (loss)	0.60	(0.27)	(1.81)	(0.19)	0.32
Total from investment operations	0.85	(0.04)	(1.64)	(0.08)	0.46
Distributions:
Dividends from net investment income	(0.27)	(0.25)	(0.17)	(0.15)	(0.14)
Dividends from net realized gains	—	—	(0.13)	(0.01)	—
Total distributions**	(0.27)	(0.25)	(0.30)	(0.16)	(0.14)
Net asset value, end of year	$8.96	$8.38	$8.67	$10.61	$10.85
Ratios and supplemental data:
Total return(b)	10.21%	(0.57%)	(15.76%)	(0.74%)	4.40%
Net assets, end of year (000)	$200	$323	$549	$800	$1,777
Ratio of net expenses to average net assets	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of gross expenses to average net assets prior to expense reductions	1.95%	1.99%	1.90%	1.76%	1.77%
Ratio of net investment income (loss) to average net assets	2.80%	2.60%	1.72%	1.02%	1.28%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Total Return Bond Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.39	$8.68	$10.61	$10.85	$10.54
Income from investment operations:
Net investment income (loss)(a)	0.33	0.32	0.26	0.22	0.24
Net realized and unrealized gain (loss)	0.61	(0.27)	(1.79)	(0.20)	0.32
Total from investment operations	0.94	0.05	(1.53)	0.02	0.56
Distributions:
Dividends from net investment income	(0.36)	(0.34)	(0.27)	(0.25)	(0.25)
Dividends from net realized gains	—	—	(0.13)	(0.01)	—
Total distributions**	(0.36)	(0.34)	(0.40)	(0.26)	(0.25)
Net asset value, end of year	$8.97	$8.39	$8.68	$10.61	$10.85
Ratios and supplemental data:
Total return(b)	11.17%	0.55%	(14.92%)	0.17%	5.34%
Net assets, end of year (000)	$18,530	$19,236	$18,622	$43,979	$60,602
Ratio of net expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of gross expenses to average net assets prior to expense reductions	0.92%	0.99%	0.88%	0.76%	0.77%
Ratio of net investment income (loss) to average net assets	3.76%	3.61%	2.65%	2.02%	2.21%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos High Income Opportunities Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.22	$7.30	$8.58	$7.96	$8.34
Income from investment operations:
Net investment income (loss)(a)	0.48	0.45	0.37	0.35	0.43
Net realized and unrealized gain (loss)	0.59	(0.07)	(1.27)	0.66	(0.35)
Total from investment operations	1.07	0.38	(0.90)	1.01	0.08
Distributions:
Dividends from net investment income	(0.49)	(0.46)	(0.38)	(0.27)	(0.46)
Dividends from net realized gains	—	—	—	—	—
Return of capital	—	—	—	(0.12)	—
Total distributions**	(0.49)	(0.46)	(0.38)	(0.39)	(0.46)
Net asset value, end of year	$7.80	$7.22	$7.30	$8.58	$7.96
Ratios and supplemental data:
Total return(b)	15.18%	5.22%	(10.67%)	12.88%	1.13%
Net assets, end of year (000)	$27,554	$25,252	$26,775	$34,550	$30,580
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets prior to expense reductions	1.37%	1.43%	1.40%	1.33%	1.37%
Ratio of net investment income (loss) to average net assets	6.27%	6.12%	4.71%	4.10%	5.34%
	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	42%	25%	30%	49%	52%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos High Income Opportunities Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS C
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.74	$7.80	$9.14	$8.45	$8.82
Income from investment operations:
Net investment income (loss)(a)	0.45	0.43	0.33	0.31	0.40
Net realized and unrealized gain (loss)	0.65	(0.09)	(1.35)	0.71	(0.38)
Total from investment operations	1.10	0.34	(1.02)	1.02	0.02
Distributions:
Dividends from net investment income	(0.43)	(0.40)	(0.32)	(0.21)	(0.39)
Dividends from net realized gains	—	—	—	—	—
Return of capital	—	—	—	(0.12)	—
Total distributions**	(0.43)	(0.40)	(0.32)	(0.33)	(0.39)
Net asset value, end of year	$8.41	$7.74	$7.80	$9.14	$8.45
Ratios and supplemental data:
Total return(b)	14.32%	4.35%	(11.35%)	12.11%	0.38%
Net assets, end of year (000)	$379	$438	$471	$677	$981
Ratio of net expenses to average net assets	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of gross expenses to average net assets prior to expense reductions	2.12%	2.18%	2.15%	2.08%	2.11%
Ratio of net investment income (loss) to average net assets	5.52%	5.37%	3.95%	3.38%	4.67%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos High Income Opportunities Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.22	$7.30	$8.58	$7.96	$8.34
Income from investment operations:
Net investment income (loss)(a)	0.50	0.47	0.39	0.37	0.44
Net realized and unrealized gain (loss)	0.60	(0.07)	(1.27)	0.67	(0.34)
Total from investment operations	1.10	0.40	(0.88)	1.04	0.10
Distributions:
Dividends from net investment income	(0.51)	(0.48)	(0.40)	(0.30)	(0.48)
Dividends from net realized gains	—	—	—	—	—
Return of capital	—	—	—	(0.12)	—
Total distributions**	(0.51)	(0.48)	(0.40)	(0.42)	(0.48)
Net asset value, end of year	$7.81	$7.22	$7.30	$8.58	$7.96
Ratios and supplemental data:
Total return(b)	15.46%	5.48%	(10.45%)	13.16%	1.38%
Net assets, end of year (000)	$9,503	$7,786	$9,150	$9,267	$6,716
Ratio of net expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of gross expenses to average net assets prior to expense reductions	1.12%	1.18%	1.15%	1.08%	1.12%
Ratio of net investment income (loss) to average net assets	6.52%	6.36%	4.98%	4.34%	5.56%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Calamos Short-Term Bond Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.30	$9.28	$9.91	$10.23	$10.20
Income from investment operations:
Net investment income (loss)(a)	0.37	0.28	0.13	0.15	0.21
Net realized and unrealized gain (loss)	0.30	0.07	(0.62)	(0.07)	0.12
Total from investment operations	0.67	0.35	(0.49)	0.08	0.33
Distributions:
Dividends from net investment income	(0.44)	(0.33)	(0.14)	(0.31)	(0.25)
Dividends from net realized gains	—	—	—	(0.09)	(0.05)
Total distributions**	(0.44)	(0.33)	(0.14)	(0.40)	(0.30)
Net asset value, end of year	$9.53	$9.30	$9.28	$9.91	$10.23
Ratios and supplemental data:
Total return(b)	7.28%	3.79%	(4.99%)	0.85%	3.24%
Net assets, end of year (000)	$3,825	$3,523	$2,128	$2,661	$3,225
Ratio of net expenses to average net assets	0.63%	0.63%	0.63%	0.65%	0.65%
Ratio of gross expenses to average net assets prior to expense reductions	0.63%	0.63%	0.63%	0.65%	0.68%
Ratio of net investment income (loss) to average net assets	3.86%	2.94%	1.36%	1.51%	2.12%
	Year Ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate	41%	41%	48%	44%	41%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

www.calamos.com

Calamos Short-Term Bond Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.29	$9.28	$9.91	$10.23	$10.20
Income from investment operations:
Net investment income (loss)(a)	0.39	0.30	0.15	0.17	0.25
Net realized and unrealized gain (loss)	0.30	0.06	(0.62)	(0.06)	0.10
Total from investment operations	0.69	0.36	(0.47)	0.11	0.35
Distributions:
Dividends from net investment income	(0.46)	(0.35)	(0.16)	(0.34)	(0.27)
Dividends from net realized gains	—	—	—	(0.09)	(0.05)
Total distributions**	(0.46)	(0.35)	(0.16)	(0.43)	(0.32)
Net asset value, end of year	$9.52	$9.29	$9.28	$9.91	$10.23
Ratios and supplemental data:
Total return(b)	7.56%	3.93%	(4.77%)	1.11%	3.49%
Net assets, end of year (000)	$363,227	$354,109	$356,908	$306,398	$176,439
Ratio of net expenses to average net assets	0.38%	0.39%	0.38%	0.40%	0.40%
Ratio of gross expenses to average net assets prior to expense reductions	0.38%	0.39%	0.38%	0.40%	0.42%
Ratio of net investment income (loss) to average net assets	4.10%	3.17%	1.58%	1.73%	2.44%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Market Neutral Income Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (37.1%)
	Communication Services (2.5%)
7,500,000	Bandwidth, Inc.~ 0.500%, 04/01/28	$5,949,150
15,000,000	Live Nation Entertainment, Inc.~^ 3.125%, 01/15/29	19,096,650
8,000,000	Lyft, Inc.~ 1.500%, 05/15/25	7,836,640
6,000,000	0.625%, 03/01/29*	5,841,660
15,000,000	Match Group Financeco 2, Inc.~* 0.875%, 06/15/26	14,033,100
15,000,000	Match Group Financeco 3, Inc.~* 2.000%, 01/15/30	13,321,650
43,589,000	Perficient, Inc. 0.125%, 11/15/26	43,511,847
80,040,000	Sea, Ltd.~ 0.250%, 09/15/26	72,139,252
9,614,000	1.000%, 12/01/24	18,065,379
60,897,000	Snap, Inc. 0.000%, 05/01/27~^	52,374,465
40,000,000	0.125%, 03/01/28~	32,400,400
8,952,000	0.500%, 05/01/30^*	8,015,800
4,000,000	0.250%, 05/01/25	3,919,640
7,500,000	Sphere Entertainment Company~* 3.500%, 12/01/28	10,439,400
23,479,000	TechTarget, Inc. 0.000%, 12/15/26	23,113,901
15,000,000	TripAdvisor, Inc.~ 0.250%, 04/01/26	14,119,050
4,000,000	Weibo Corp.* 1.375%, 12/01/30	4,336,280
20,000,000	Ziff Davis, Inc.~ 1.750%, 11/01/26	18,621,000
6,000,000	Zillow Group, Inc.~ 1.375%, 09/01/26	8,199,000
		375,334,264
	Consumer Discretionary (7.1%)
116,893,000	Airbnb, Inc.~ 0.000%, 03/15/26	108,923,235
150,000,000	Alibaba Group Holding, Ltd.~^* 0.500%, 06/01/31	173,019,000
12,800,000	Booking Holdings, Inc.~ 0.750%, 05/01/25	31,856,768
20,000,000	Carnival Corp.~ 5.750%, 12/01/27	36,617,200
12,500,000	Cracker Barrel Old Country Store, Inc.~ 0.625%, 06/15/26	11,530,625
PRINCIPAL AMOUNT			VALUE
25,000,000	EUR	Delivery Hero, SE 1.500%, 01/15/28	$23,785,827
50,000,000		DraftKings Holdings, Inc.~ 0.000%, 03/15/28	42,355,000
50,000,000		Etsy, Inc.~ 0.250%, 06/15/28	40,883,000
30,000,000		0.125%, 10/01/26	28,949,400
18,500,000		Farfetch, Ltd.@ 3.750%, 05/01/27	387,020
30,000,000		Fiverr International, Ltd.~ 0.000%, 11/01/25	28,353,000
12,500,000		Ford Motor Company~ 0.000%, 03/15/26	12,159,250
6,500,000		Groupon, Inc.~ 1.125%, 03/15/26	5,899,985
15,000,000		Guess?, Inc.~ 3.750%, 04/15/28	15,202,500
20,000,000		JD.com, Inc.^* 0.250%, 06/01/29	22,836,600
15,000,000		Li Auto, Inc.~ 0.250%, 05/01/28	17,656,350
10,000,000		Liberty Broadband Corp.~* 3.125%, 03/31/53	9,936,700
40,000,000		Lucid Group, Inc.~^* 1.250%, 12/15/26	29,536,400
13,000,000		Luminar Technologies, Inc.~* 1.250%, 12/15/26	6,145,490
10,000,000		Marriott Vacations Worldwide Corp.~^ 3.250%, 12/15/27	9,230,600
7,000,000		0.000%, 01/15/26	6,535,060
20,000,000		Meituan 0.000%, 04/27/27	19,571,400
5,000,000		Meritage Homes Corp.~^* 1.750%, 05/15/28	5,310,800
25,000,000		NIO, Inc. 3.875%, 10/15/29~	20,426,500
15,000,000		4.625%, 10/15/30	11,566,950
20,000,000	GBP	Ocado Group, PLC 0.750%, 01/18/27	21,884,816
12,500,000		Peloton Interactive, Inc.* 5.500%, 12/01/29	26,235,625
5,000,000		Porch Group, Inc.~* 0.750%, 09/15/26	2,612,950
47,500,000		Rivian Automotive, Inc.~ 4.625%, 03/15/29	41,381,050
45,000,000		3.625%, 10/15/30	34,561,800
10,245,000		Shake Shack, Inc.~ 0.000%, 03/01/28	10,250,430
25,833,000		Stride, Inc.~^ 1.125%, 09/01/27	47,116,034
25,000,000		Trip.com Group, Ltd.~* 0.750%, 06/15/29	29,476,750

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT			VALUE
7,500,000		Vail Resorts, Inc.~ 0.000%, 01/01/26	$7,038,975
57,500,000		Wayfair, Inc. 3.500%, 11/15/28~	70,773,300
35,555,000		3.250%, 09/15/27~	37,445,459
12,500,000		1.000%, 08/15/26	11,451,875
5,000,000		Winnebago Industries, Inc.~* 3.250%, 01/15/30	4,827,300
7,029,000		Wynn Macau, Ltd.^* 4.500%, 03/07/29	7,223,914
			1,070,954,938
		Consumer Staples (0.3%)
36,755,000		Beyond Meat, Inc.~ 0.000%, 03/15/27	6,110,519
8,000,000		Freshpet, Inc.~ 3.000%, 04/01/28	16,162,640
15,000,000		Post Holdings, Inc.~ 2.500%, 08/15/27	17,180,850
7,000,000		Spectrum Brands, Inc.* 3.375%, 06/01/29	7,094,920
			46,548,929
		Energy (0.1%)
15,000,000		Chesapeake Energy Corp. 0.000%, 09/15/26	337,500
5,000,000		Northern Oil & Gas, Inc.~^ 3.625%, 04/15/29	5,772,950
6,000,000		World Kinect Corp. 3.250%, 07/01/28	6,588,600
			12,699,050
		Financials (1.4%)
30,056,000		Affirm Holdings, Inc.~ 0.000%, 11/15/26	26,671,093
37,500,000		BofA Finance, LLC~ 0.600%, 05/25/27	39,093,000
45,468,000		Coinbase Global, Inc.~ 0.250%, 04/01/30*	41,410,891
30,000,000		0.500%, 06/01/26	29,409,300
11,000,000		Federal Realty OP, LP~* 3.250%, 01/15/29	11,320,760
75,000,000	HKD	Link CB, Ltd. 4.500%, 12/12/27	9,799,848
7,500,000		Rexford Industrial Realty, LP* 4.375%, 03/15/27~	7,485,900
7,500,000		4.125%, 03/15/29	7,533,825
10,000,000		SoFi Technologies, Inc.~* 0.000%, 10/15/26	9,477,500
5,000,000		Starwood Property Trust, Inc.~ 6.750%, 07/15/27	5,311,300
15,000,000		Ventas Realty, LP 3.750%, 06/01/26	18,620,250
4,000,000		WisdomTree, Inc.* 3.250%, 08/15/29	4,277,400
			210,411,067
PRINCIPAL AMOUNT		VALUE
	Health Care (3.1%)
30,000,000	Alnylam Pharmaceuticals, Inc.~^ 1.000%, 09/15/27	$34,261,200
10,000,000	Amphastar Pharmaceuticals, Inc. 2.000%, 03/15/29	10,727,700
10,000,000	Bridgebio Pharma, Inc.~ 2.500%, 03/15/27^	10,040,700
10,000,000	2.250%, 02/01/29	8,255,200
3,759,000	Coherus Biosciences, Inc.~ 1.500%, 04/15/26	2,938,410
27,500,000	CONMED Corp.~ 2.250%, 06/15/27	25,331,350
30,000,000	Dexcom, Inc.~ 0.375%, 05/15/28	26,470,200
9,000,000	Envista Holdings Corp. 1.750%, 08/15/28	8,160,660
15,000,000	Haemonetics Corp.~^* 2.500%, 06/01/29	14,393,550
37,000,000	Halozyme Therapeutics, Inc.~ 1.000%, 08/15/28	40,904,980
10,000,000	Innoviva, Inc.~ 2.125%, 03/15/28	9,760,800
9,000,000	Insmed, Inc.~ 0.750%, 06/01/28	19,126,890
27,500,000	Insulet Corp.~ 0.375%, 09/01/26	32,452,750
8,501,000	Integer Holdings Corp.~ 2.125%, 02/15/28	12,934,016
17,366,000	Ionis Pharmaceuticals, Inc.~ 1.750%, 06/15/28	17,647,677
5,000,000	iRhythm Technologies, Inc.* 1.500%, 09/01/29	4,579,700
15,000,000	Jazz Investments I, Ltd.^ 2.000%, 06/15/26~	14,862,150
12,500,000	3.125%, 09/15/30*	12,880,875
5,000,000	Lantheus Holdings, Inc.~ 2.625%, 12/15/27	7,758,450
7,250,000	Livongo Health, Inc.~ 0.875%, 06/01/25	7,055,990
10,000,000	Merit Medical Systems, Inc.~^* 3.000%, 02/01/29	13,009,900
5,000,000	Mesa Laboratories, Inc. 1.375%, 08/15/25	4,726,800
10,000,000	NeoGenomics, Inc.~ 0.250%, 01/15/28	8,250,400
12,500,000	Omnicell, Inc.~ 0.250%, 09/15/25	12,073,625
6,500,000	Pacira BioSciences, Inc.* 2.125%, 05/15/29	5,232,695
10,000,000	QIAGEN, NV 0.000%, 12/17/27	9,429,700
5,000,000	1.000%, 11/13/24	4,991,400

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Market Neutral Income Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT			VALUE
45,000,000		Sarepta Therapeutics, Inc.~ 1.250%, 09/15/27	$51,018,750
12,500,000		SmileDirectClub, Inc.*@!! 0.000%, 02/01/26	28,125
10,000,000		Tandem Diabetes Care, Inc.* 1.500%, 03/15/29	11,730,300
16,250,000		Teladoc Health, Inc.~^ 1.250%, 06/01/27	13,989,300
10,500,000		Veradigm, Inc. 0.875%, 01/01/27	11,502,855
			466,527,098
		Industrials (2.0%)
5,000,000		Air Transport Services Group, Inc. 3.875%, 08/15/29	4,776,200
17,500,000		American Airlines Group, Inc.~ 6.500%, 07/01/25	18,490,150
20,000,000		Axon Enterprise, Inc.~ 0.500%, 12/15/27	37,899,000
11,000,000		Bloom Energy Corp.~ 3.000%, 06/01/28	9,631,380
15,000,000		Chart Industries, Inc. 1.000%, 11/15/24	30,851,550
12,500,000		Fluor Corp.^ 1.125%, 08/15/29	16,392,125
7,000,000		Granite Construction, Inc.~^ 3.750%, 05/15/28	13,312,110
6,600,000		Greenbrier Companies, Inc.~ 2.875%, 04/15/28	7,947,456
20,000,000		John Bean Technologies Corp.~^ 0.250%, 05/15/26	19,251,400
16,467,000		Middleby Corp.~ 1.000%, 09/01/25	18,130,002
20,000,000	EUR	Rheinmetall, AG Series A 1.875%, 02/07/28	34,577,175
20,000,000	SGD	Singapore Airlines, Ltd. 1.625%, 12/03/25	19,774,328
4,000,000		Stem, Inc.~* 0.500%, 12/01/28	1,240,320
7,500,000		Tetra Tech, Inc.~^ 2.250%, 08/15/28	10,124,325
32,000,000		Uber Technologies, Inc.~^* 0.875%, 12/01/28	38,550,080
20,000,000		Upwork, Inc.~ 0.250%, 08/15/26	18,344,200
15,000,000		Virgin Galactic Holdings, Inc.~* 2.500%, 02/01/27	5,337,900
			304,629,701
		Information Technology (16.5%)
5,000,000		Advanced Energy Industries, Inc. 2.500%, 09/15/28	5,310,250
PRINCIPAL AMOUNT		VALUE
55,000,000	Akamai Technologies, Inc.~ 0.125%, 05/01/25^	$61,405,850
48,500,000	0.375%, 09/01/27	49,994,770
45,000,000	1.125%, 02/15/29	45,717,750
20,000,000	Alarm.com Holdings, Inc.~* 2.250%, 06/01/29	18,838,000
10,000,000	Altair Engineering, Inc.~ 1.750%, 06/15/27	14,953,900
16,398,000	Bentley Systems, Inc.~ 0.125%, 01/15/26	16,197,452
20,000,000	BILL Holdings, Inc.~ 0.000%, 04/01/27	17,659,400
29,947,000	BlackLine, Inc.~* 1.000%, 06/01/29	31,246,700
60,000,000	Block, Inc.~ 0.125%, 03/01/25^	59,043,000
20,000,000	0.250%, 11/01/27	17,218,000
17,000,000	0.000%, 05/01/26	15,670,940
12,000,000	Box, Inc. 0.000%, 01/15/26~	15,359,760
11,951,000	1.500%, 09/15/29*	11,739,826
60,000,000	Cloudflare, Inc.~ 0.000%, 08/15/26	55,830,600
55,000,000	Confluent, Inc.~ 0.000%, 01/15/27	49,144,150
10,000,000	CSG Systems International, Inc. 3.875%, 09/15/28	9,895,200
15,000,000	CyberArk Software, Ltd. 0.000%, 11/15/24	26,407,500
50,000,000	DigitalOcean Holdings, Inc.~ 0.000%, 12/01/26	44,400,000
27,750,000	Dropbox, Inc.~ 0.000%, 03/01/28	26,884,477
23,000,000	0.000%, 03/01/26	22,302,410
16,000,000	Enphase Energy, Inc.~ 0.000%, 03/01/28^	13,454,400
10,000,000	0.000%, 03/01/26	9,333,600
36,932,000	Envestnet, Inc.~ 0.750%, 08/15/25	36,455,208
10,000,000	2.625%, 12/01/27	10,633,500
10,000,000	Evolent Health, Inc.~* 3.500%, 12/01/29	10,142,800
29,528,000	Five9, Inc.~ 1.000%, 03/15/29*	25,172,029
15,000,000	0.500%, 06/01/25	14,571,000
21,115,000	Guidewire Software, Inc. 1.250%, 03/15/25~	34,454,824
15,000,000	1.250%, 11/01/29^*	15,273,600
11,457,000	Infinera Corp. 3.750%, 08/01/28	13,656,057
13,000,000	Insight Enterprises, Inc.~^ 0.750%, 02/15/25	33,340,970
10,000,000	Interdigital, Inc.~ 3.500%, 06/01/27	19,567,500

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
15,000,000	Itron, Inc. 1.375%, 07/15/30^*	$16,371,600
10,800,000	0.000%, 03/15/26~	11,467,332
15,000,000	Jamf Holding Corp.~ 0.125%, 09/01/26	13,636,500
8,000,000	Lenovo Group, Ltd. 2.500%, 08/26/29	10,558,400
17,500,000	LivePerson, Inc. 0.000%, 12/15/26	7,939,750
50,500,000	Lumentum Holdings, Inc. 0.500%, 12/15/26~^	49,892,990
12,500,000	0.500%, 06/15/28~	10,914,125
10,000,000	1.500%, 12/15/29	11,597,300
10,000,000	MARA Holdings, Inc. 1.000%, 12/01/26~	8,941,000
7,000,000	2.125%, 09/01/31*	8,312,220
20,000,000	Microchip Technology, Inc.~^* 0.750%, 06/01/30	19,334,800
50,000,000	MicroStrategy, Inc.~ 0.625%, 03/15/30^*	91,907,500
30,000,000	0.875%, 03/15/31^*	40,411,500
24,523,000	0.000%, 02/15/27	44,461,670
20,000,000	2.250%, 06/15/32*	29,484,000
15,000,000	MKS Instruments, Inc.~^* 1.250%, 06/01/30	14,450,400
65,500,000	MongoDB, Inc.~ 0.250%, 01/15/26	87,646,860
40,000,000	NCL Corp., Ltd.~ 1.125%, 02/15/27	41,302,000
10,000,000	Nova, Ltd.~ 0.000%, 10/15/25	24,794,500
8,960,000	Nutanix, Inc.~^ 0.250%, 10/01/27	11,033,613
22,500,000	Okta, Inc.~ 0.125%, 09/01/25	21,541,725
45,000,000	ON Semiconductor Corp.~ 0.000%, 05/01/27	64,368,450
40,000,000	0.500%, 03/01/29	39,945,200
5,000,000	OSI Systems, Inc.* 2.250%, 08/01/29	4,885,600
10,000,000	PagerDuty, Inc. 1.500%, 10/15/28	9,877,500
100,000,000	Palo Alto Networks, Inc.~ 0.375%, 06/01/25	361,923,000
11,000,000	Parsons Corp.~* 2.625%, 03/01/29	14,258,970
22,500,000	Pegasystems, Inc.~ 0.750%, 03/01/25	22,139,550
12,500,000	Progress Software Corp.~ 1.000%, 04/15/26	14,977,000
10,000,000	3.500%, 03/01/30*	11,769,700
5,000,000	PROS Holdings, Inc.~ 2.250%, 09/15/27	4,658,600
30,625,000	Q2 Holdings, Inc.~ 0.125%, 11/15/25	29,524,644
PRINCIPAL AMOUNT			VALUE
19,500,000		Rapid7, Inc. 0.250%, 03/15/27~	$18,334,290
10,000,000		1.250%, 03/15/29	9,540,400
41,100,000		RingCentral, Inc. 0.000%, 03/15/26~	37,984,620
2,353,000		0.000%, 03/01/25	2,306,505
20,000,000		Seagate HDD Cayman~^ 3.500%, 06/01/28	26,779,600
23,932,000		Shift4 Payments, Inc. 0.500%, 08/01/27	24,601,857
12,500,000		0.000%, 12/15/25~	15,290,750
15,000,000		Shopify, Inc.~ 0.125%, 11/01/25	14,426,700
30,000,000		Snowflake, Inc.* 0.000%, 10/01/27~	30,824,700
15,000,000		0.000%, 10/01/29	15,319,500
75,000,000		Spotify USA, Inc.~ 0.000%, 03/15/26	75,574,500
45,000,000		Super Micro Computer, Inc.~^* 0.000%, 03/01/29	35,045,550
35,336,000		Unity Software, Inc.~ 0.000%, 11/15/26	31,533,493
5,000,000		Varonis Systems, Inc. 1.000%, 09/15/29^*	5,060,150
3,000,000		1.250%, 08/15/25	4,954,590
5,000,000		Veritone, Inc. 1.750%, 11/15/26	2,357,500
5,000,000		Vertex, Inc.* 0.750%, 05/01/29	6,594,850
10,000,000		Vishay Intertechnology, Inc. 2.250%, 09/15/30	8,769,700
45,000,000		Western Digital Corp.* 3.000%, 11/15/28	64,438,650
22,473,000		Wolfspeed, Inc.~ 0.250%, 02/15/28	13,296,375
20,000,000		1.875%, 12/01/29	10,058,200
17,862,000		Workiva, Inc. 1.250%, 08/15/28	16,895,666
7,516,000		1.125%, 08/15/26	8,788,759
7,200,000		Xerox Holdings Corp.~* 3.750%, 03/15/30	5,178,672
			2,489,558,999
		Materials (0.2%)
15,000,000		Amyris, Inc.@ 0.000%, 11/15/26	231,750
3,124,000		Lithium Americas Corp.^ 1.750%, 01/15/27	2,466,742
10,000,000		MP Materials Corp.~* 3.000%, 03/01/30	11,039,300
10,000,000	EUR	POSCO Holdings, Inc. 0.000%, 09/01/26	10,526,373
			24,264,165

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Market Neutral Income Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
	Real Estate (0.5%)
35,000,000	Redfin Corp.~ 0.500%, 04/01/27	$25,351,200
18,082,000	Welltower OP, LLC^* 3.125%, 07/15/29	21,606,905
15,000,000	2.750%, 05/15/28~	21,548,100
		68,506,205
	Utilities (3.4%)
25,000,000	Alliant Energy Corp.~ 3.875%, 03/15/26	25,992,250
50,000,000	American Water Capital Corp.~^ 3.625%, 06/15/26	50,491,500
25,000,000	CenterPoint Energy, Inc.~ 4.250%, 08/15/26	25,205,000
15,040,000	CMS Energy Corp.~ 3.375%, 05/01/28	15,956,387
40,000,000	Duke Energy Corp.~^ 4.125%, 04/15/26	42,237,200
22,500,000	Evergy, Inc.~* 4.500%, 12/15/27	24,340,725
30,000,000	FirstEnergy Corp.~ 4.000%, 05/01/26	30,595,800
25,000,000	NextEra Energy Capital Holdings, Inc.~^* 3.000%, 03/01/27	31,042,250
22,752,000	PG&E Corp.~* 4.250%, 12/01/27	24,847,687
10,000,000	Pinnacle West Capital Corp.* 4.750%, 06/15/27	10,715,500
21,922,000	PPL Capital Funding, Inc.~ 2.875%, 03/15/28	22,938,742
60,000,000	Southern Company~ 4.500%, 06/15/27*	65,516,400
60,000,000	3.875%, 12/15/25^	66,999,000
8,000,000	Sunnova Energy International, Inc.~ 2.625%, 02/15/28	4,342,080
40,000,000	WEC Energy Group, Inc.~* 4.375%, 06/01/29	43,614,000
30,000,000	4.375%, 06/01/27	32,245,500
		517,080,021
	TOTAL CONVERTIBLE BONDS (Cost $5,143,192,309)	5,586,514,437
CORPORATE BONDS (1.3%)
	Airlines (0.0%)
1,650,000	Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets, Ltd.~* 6.500%, 06/20/27	1,670,509
PRINCIPAL AMOUNT		VALUE
	Communication Services (0.1%)
3,257,000	Comcast Corp.~ 3.375%, 08/15/25	$3,225,114
3,214,000	Netflix, Inc.~* 3.625%, 06/15/25	3,190,698
2,500,000	Verizon Communications, Inc. 1.450%, 03/20/26	2,395,075
		8,810,887
	Consumer Discretionary (0.1%)
5,000,000	American Honda Finance Corp.~^ 4.750%, 01/12/26	5,009,400
5,000,000	AutoZone, Inc.~ 5.050%, 07/15/26	5,040,350
5,000,000	Cargill, Inc.~^* 4.875%, 10/10/25	5,016,350
5,000,000	General Motors Financial Company, Inc.~ 1.250%, 01/08/26	4,791,550
5,000,000	Lowe's Companies, Inc.~ 4.400%, 09/08/25	4,989,700
1,859,000	VF Corp.~ 2.400%, 04/23/25	1,835,558
		26,682,908
	Consumer Staples (0.1%)
5,000,000	Dollar General Corp.~^ 4.150%, 11/01/25	4,961,550
5,000,000	General Mills, Inc.~^ 5.241%, 11/18/25	4,996,700
		9,958,250
	Energy (0.1%)
5,000,000	Enterprise Products Operating, LLC~ 5.050%, 01/10/26	5,028,450
5,000,000	MPLX, LP~ 4.875%, 06/01/25	4,998,000
3,000,000	Williams Companies, Inc.~ 5.400%, 03/02/26	3,020,160
		13,046,610
	Financials (0.4%)
5,000,000	Bank of America Corp.~‡ 1.530%, 12/06/25 SOFR + 0.65%	4,981,650
1,000,000	Bank of Montreal~ 5.200%, 12/12/24	1,000,280
5,000,000	Bank of NY Mellon Corp.~‡ 4.414%, 07/24/26 SOFR + 1.35%	4,980,650
5,000,000	Huntington National Bank~‡ 5.699%, 11/18/25 SOFR + 1.22%	4,999,950

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
2,000,000	Intercontinental Exchange, Inc.~ 3.650%, 05/23/25	$1,987,160
5,000,000	JPMorgan Chase & Company~‡ 2.595%, 02/24/26 SOFR + 0.92%	4,961,000
5,000,000	Mondelez International Holdings Netherlands, BV~* 4.250%, 09/15/25	4,980,100
208,000	Nasdaq, Inc. 5.650%, 06/28/25	209,042
5,000,000	PayPal Holdings, Inc.~ 2.650%, 10/01/26	4,832,650
5,000,000	State Street Corp.~^‡ 5.751%, 11/04/26 SOFR + 1.35%	5,048,300
5,000,000	Toronto-Dominion Bank~ 3.766%, 06/06/25	4,969,950
5,000,000	Toyota Motor Credit Corp.~^ 3.950%, 06/30/25	4,978,400
5,000,000	Truist Financial Corp.~^‡ 5.900%, 10/28/26 SOFR + 1.63%	5,046,750
5,000,000	US Bancorp~‡ 5.727%, 10/21/26 SOFR + 1.43%	5,042,150
		58,018,032
	Health Care (0.2%)
5,000,000	Amgen, Inc.~ 5.250%, 03/02/25	5,004,600
4,860,000	Baxter International, Inc.~ 1.322%, 11/29/24	4,844,351
5,000,000	CVS Health Corp.~ 5.000%, 02/20/26	5,003,650
5,000,000	Elevance Health, Inc.~ 5.350%, 10/15/25	5,030,050
4,283,000	Gilead Sciences, Inc.~ 3.500%, 02/01/25	4,267,453
5,000,000	UnitedHealth Group, Inc.~^ 5.150%, 10/15/25	5,031,700
5,000,000	Zoetis, Inc.~ 5.400%, 11/14/25	5,032,050
		34,213,854
	Industrials (0.1%)
2,500,000	Lockheed Martin Corp.~^ 4.950%, 10/15/25	2,511,300
3,830,000	RTX Corp.~ 3.950%, 08/16/25	3,807,365
5,000,000	Siemens Financieringsmaatschappij, NV* 3.250%, 05/27/25	4,959,300
		11,277,965
PRINCIPAL AMOUNT		VALUE
	Information Technology (0.1%)
3,500,000	Broadridge Financial Solutions, Inc.~ 3.400%, 06/27/26	$3,423,945
3,000,000	Mercedes-Benz Finance North America, LLC~* 5.375%, 11/26/25	3,023,220
5,000,000	Take-Two Interactive Software, Inc.~ 5.000%, 03/28/26	5,019,350
		11,466,515
	Other (0.0%)
5,000,000	Diageo Capital, PLC~ 5.200%, 10/24/25	5,036,550
	Utilities (0.1%)
5,000,000	National Rural Utilities Cooperative Finance Corp.~ 5.450%, 10/30/25	5,047,150
5,000,000	Southern Company~ 5.150%, 10/06/25	5,025,600
5,000,000	WEC Energy Group, Inc.~^ 5.000%, 09/27/25	5,006,900
		15,079,650
	TOTAL CORPORATE BONDS (Cost $194,121,067)	195,261,730
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (2.2%)
	Financials (0.7%)
849,428	Apollo Global Management, Inc.~ 6.750%, 07/31/26	64,870,817
790,000	Ares Management Corp.~# 6.750%, 10/01/27	42,581,000
		107,451,817
	Health Care (0.1%)
300,000	Brightspring Health Services, Inc.~ 6.750%, 02/01/27	16,779,000
	Industrials (0.5%)
1,000,000	Boeing Company^# 6.000%, 10/15/27	53,730,000
396,461	Chart Industries, Inc.~ 6.750%, 12/15/25	19,565,350
		73,295,350
	Information Technology (0.3%)
850,000	Hewlett Packard Enterprise Company~# 7.625%, 09/01/27	49,172,500

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Market Neutral Income Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
	Materials (0.2%)
500,000	Albemarle Corp.~^ 7.250%, 03/01/27	$22,375,000
	Utilities (0.4%)
500,000	NextEra Energy, Inc. 7.299%, 06/01/27~^#	26,455,000
500,000	7.234%, 11/01/27#	24,375,000
300,000	6.926%, 09/01/25~^	13,425,000
		64,255,000
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $307,648,011)	333,328,667
COMMON STOCKS (58.8%)
	Communication Services (5.3%)
915,485	Alphabet, Inc. - Class A~	156,648,638
1,059,610	Alphabet, Inc. - Class C~	182,984,051
995,336	AT&T, Inc.	22,434,874
816,003	Comcast Corp. - Class A~	35,634,851
147,498	Fox Corp. - Class A^	6,194,916
183,773	Match Group, Inc.^#	6,621,341
407,941	Meta Platforms, Inc. - Class A~	231,539,153
82,106	Netflix, Inc.~#	62,074,599
131,439	T-Mobile U.S., Inc.	29,331,927
759,557	Verizon Communications, Inc.~	32,000,136
368,413	Walt Disney Company~	35,441,331
		800,905,817
	Consumer Discretionary (5.9%)
1,642,401	Amazon.com, Inc.~#	306,143,546
825,000	Andretti Acquisition Corp. II#	8,241,750
140,578	Aptiv, PLC#	7,989,048
6,839	Booking Holdings, Inc.~	31,980,874
186,104	Caesars Entertainment, Inc.^#	7,453,465
420,131	Capri Holdings, Ltd.~#	8,293,386
589,415	Carnival Corp.#	12,967,130
434,294	Chipotle Mexican Grill, Inc.#	24,220,576
52,143	Darden Restaurants, Inc.~^	8,343,923
158,404	DR Horton, Inc.~	26,770,276
148,542	eBay, Inc.	8,542,650
758,371	Ford Motor Company~	7,803,638
284,721	General Motors Company	14,452,438
197,199	Home Depot, Inc.~	77,647,106
100,000	iRobot Corp.~#	873,000
169,445	Las Vegas Sands Corp.^	8,785,723
159,533	Lowe's Companies, Inc.~	41,770,525
36,235	Lululemon Athletica, Inc.#	10,794,406
125,978	McDonald's Corp.	36,799,434
23,333	MKD Tech, Inc.#	20,650
NUMBER OF SHARES		VALUE
26,250	Next.e.GO, NV#	$3
267,278	NIKE, Inc. - Class B~	20,615,152
405,223	Norwegian Cruise Line Holdings, Ltd.^#	10,268,351
15,924	O'Reilly Automotive, Inc.#	18,362,601
90,040	Ross Stores, Inc.~	12,580,389
218,680	Starbucks Corp.~	21,365,036
486,736	Tesla, Inc.#	121,610,990
247,451	TJX Companies, Inc.~	27,969,387
925,000	Vine Hill Capital Investment Corp.#	9,268,500
		891,933,953
	Consumer Staples (3.7%)
3,033,214	Albertsons Companies, Inc. - Class A	54,901,173
366,555	Altria Group, Inc.~	19,962,585
149,100	Archer-Daniels-Midland Company~	8,231,811
26,981	Boston Beer Company, Inc. - Class A#	7,853,360
95,820	Church & Dwight Company, Inc.	9,573,376
635,768	Coca-Cola Company	41,522,008
147,741	Colgate-Palmolive Company~	13,844,809
74,056	Constellation Brands, Inc. - Class A	17,206,171
58,675	Costco Wholesale Corp.~	51,292,512
45,229	Dollar General Corp.~	3,620,129
81,700	Dollar Tree, Inc.^#	5,281,088
139	Duckhorn Portfolio, Inc.#	1,523
56,215	Estee Lauder Companies, Inc. - Class A	3,875,462
161,598	General Mills, Inc.	10,991,896
119,108	Kellogg Company	9,606,060
88,771	Kimberly-Clark Corp.	11,911,293
212,784	Kroger Company	11,866,964
419,074	Mondelez International, Inc. - Class A	28,698,188
184,486	Monster Beverage Corp.#	9,718,722
195,492	PepsiCo, Inc.~	32,467,311
350,197	Philip Morris International, Inc.~	46,471,142
343,940	Procter & Gamble Company	56,812,009
159,868	Sysco Corp.	11,982,107
98,927	Target Corp.~	14,843,007
975,910	Walmart, Inc.~	79,975,825
		562,510,531
See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
	Energy (2.4%)
1,062,000	ChampionX Corp.	$29,969,640
380,333	Chevron Corp.	56,601,157
244,108	ConocoPhillips~	26,739,590
73,061	EOG Resources, Inc.~	8,910,520
686,798	Exxon Mobil Corp.~	80,204,271
484,075	Hess Corp.	65,098,406
505,642	Kinder Morgan, Inc.	12,393,285
152,827	Marathon Petroleum Corp.	22,231,744
86,428	Noble Corp., PLC	2,763,967
156,933	Occidental Petroleum Corp.	7,863,913
101,361	ONEOK, Inc.	9,819,854
71,143	Phillips 66~	8,666,640
225,532	Schlumberger, NV	9,037,067
68,828	Valero Energy Corp.~	8,931,121
255,129	Williams Companies, Inc.	13,361,106
		362,592,281
	Financials (7.4%)
125,680	Aflac, Inc.~	13,170,007
98,051	Allstate Corp.~	18,288,473
112,219	American Express Company~	30,308,107
49,131	Ameriprise Financial, Inc.	25,071,549
87,649	Arthur J Gallagher & Company	24,646,899
73,693	Assurant, Inc.~	14,126,948
1,992,606	Bank of America Corp.~	83,330,783
182,976	Bank of New York Mellon Corp.	13,789,071
264,515	Berkshire Hathaway, Inc. - Class B~#	119,275,104
18,984	Blackrock, Inc.	18,623,873
96,400	Blackstone, Inc.	16,171,100
87,124	Cboe Global Markets, Inc.	18,607,073
343,871	Charles Schwab Corp.~	24,356,383
112,967	Chubb, Ltd.~	31,906,399
277,294	Citigroup, Inc.~	17,793,956
39,483	CME Group, Inc.	8,897,889
111,049	Discover Financial Services	16,483,003
116,485	Fiserv, Inc.#	23,052,381
66,026	Global Payments, Inc.	6,847,556
106,431	Goldman Sachs Group, Inc.~	55,108,907
500,000	HCM II Acquisition Corp.#	5,015,000
416,130	Huntington Bancshares, Inc.	6,487,467
44,016	Jack Henry & Associates, Inc.^	8,007,831
481,418	JPMorgan Chase & Company~	106,836,283
48,839	M&T Bank Corp.	9,507,977
135,492	Marsh & McLennan Companies, Inc.	29,569,774
166,703	Mastercard, Inc. - Class A	83,283,152
NUMBER OF SHARES		VALUE
147,626	MetLife, Inc.~	$11,576,831
249,225	Morgan Stanley~	28,972,406
78,228	Northern Trust Corp.	7,863,479
133,359	PayPal Holdings, Inc.#	10,575,369
58,789	Prudential Financial, Inc.~	7,200,477
51,030	S&P Global, Inc.	24,512,771
73,883	State Street Corp.~	6,856,342
65,529	Travelers Companies, Inc.~	16,116,202
149,408	US Bancorp	7,217,900
357,923	Visa, Inc. - Class A~	103,743,982
929,214	Wells Fargo & Company~	60,324,573
		1,113,523,277
	Health Care (6.8%)
254,226	Abbott Laboratories	28,821,602
318,899	AbbVie, Inc.~	65,013,939
168,316	Agilent Technologies, Inc.	21,933,258
397,347	Amedisys, Inc.#	37,589,026
71,485	Amgen, Inc.~	22,886,638
188,135	Baxter International, Inc.	6,716,419
61,099	Becton Dickinson & Company	14,272,115
36,558	Biogen, Inc.~#	6,361,092
572,959	Boston Scientific Corp.#	48,140,015
516,993	Bristol-Myers Squibb Company~	28,832,700
115,758	Centene Corp.#	7,207,093
49,260	Cigna Group	15,507,541
217,598	CVS Health Corp.~	12,285,583
147,669	Danaher Corp.~	36,276,367
99,835	Dexcom, Inc.#	7,036,371
167,083	Edwards Lifesciences Corp.~#	11,196,232
150,595	Eli Lilly & Company~	124,954,695
63,103	GE Healthcare, Inc.	5,512,047
231,123	Gilead Sciences, Inc.	20,528,345
49,776	HCA Healthcare, Inc.	17,856,642
30,192	Humana, Inc.	7,784,403
83,228	Intuitive Surgical, Inc.#	41,933,595
50,695	IQVIA Holdings, Inc.#	10,434,045
400,416	Johnson & Johnson~	64,010,502
44,778	Labcorp Holdings, Inc.	10,221,474
31,369	McKesson Corp.	15,703,008
266,081	Medtronic, PLC	23,747,729
503,558	Merck & Company, Inc.~	51,524,055
1,243,611	Pfizer, Inc.~	35,194,191
12,135	Regeneron Pharmaceuticals, Inc.~#	10,171,557
18,413	Solventum Corp.^#	1,336,416
43,279	Stryker Corp.~	15,419,442

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Market Neutral Income Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
86,722	Thermo Fisher Scientific, Inc.~	$47,377,963
185,379	UnitedHealth Group, Inc.~	104,646,445
45,212	Vertex Pharmaceuticals, Inc.#	21,520,008
46,797	Zimmer Biomet Holdings, Inc.~	5,003,535
119,774	Zoetis, Inc.	21,413,196
		1,026,369,284
	Industrials (5.0%)
73,655	3M Company	9,462,458
51,708	Allegion, PLC	7,219,988
98,606	Automatic Data Processing, Inc.	28,520,799
72,710	Boeing Company~#	10,856,330
283,707	Carrier Global Corp.	20,631,173
141,634	Caterpillar, Inc.~	53,282,711
743,620	CSX Corp.~	25,015,377
51,091	Deere & Company	20,676,017
171,709	Delta Air Lines, Inc.~	9,825,189
75,232	Eaton Corp., PLC	24,945,427
199,401	Emerson Electric Company~	21,589,146
47,327	GE Vernova, Inc.#	14,276,663
54,384	Generac Holdings, Inc.#	9,003,271
43,825	General Dynamics Corp.	12,779,808
189,308	General Electric Company	32,519,328
165,904	Honeywell International, Inc.	34,123,135
8,521	Hubbell, Inc.^	3,638,723
62,525	Illinois Tool Works, Inc.~	16,327,153
171,673	Johnson Controls International, PLC	12,969,895
66,008	L3Harris Technologies, Inc.	16,335,000
35,830	Lockheed Martin Corp.	19,564,971
147,660	Masco Corp.	11,799,511
39,331	Norfolk Southern Corp.	9,849,662
35,614	Northrop Grumman Corp.	18,128,238
65,988	Otis Worldwide Corp.	6,480,022
155,727	PACCAR, Inc.	16,239,212
92,546	Paychex, Inc.	12,894,434
36,931	Paycom Software, Inc.^	7,719,687
167,796	Pentair, PLC	16,631,940
60,953	Quanta Services, Inc.	18,385,253
354,207	RTX Corp.~	42,855,505
327,261	Southwest Airlines Company~^	10,007,641
467,757	Uber Technologies, Inc.#	33,701,892
143,736	Union Pacific Corp.~	33,356,813
180,006	United Airlines Holdings, Inc.#	14,087,270
119,031	United Parcel Service, Inc. - Class B	15,957,296
22,614	United Rentals, Inc.	18,380,659
NUMBER OF SHARES		VALUE
49,221	Veralto Corp.	$5,029,894
58,208	Verisk Analytics, Inc.	15,990,902
111,216	Waste Management, Inc.	24,005,974
81,889	Xylem, Inc.	9,972,442
		745,036,809
	Information Technology (18.0%)
98,103	Accenture, PLC - Class A~	33,827,876
76,750	Adobe, Inc.#	36,692,640
350,224	Advanced Micro Devices, Inc.~#	50,456,772
303,193	Amphenol Corp. - Class A~	20,319,995
124,250	Analog Devices, Inc.	27,721,417
85,000	Ansys, Inc.~#	27,234,850
2,615,224	Apple, Inc.~	590,805,254
166,600	Applied Digital Corp.#	1,126,216
158,867	Applied Materials, Inc.~	28,847,070
42,563	Arista Networks, Inc.#	16,448,046
44,520	Autodesk, Inc.#	12,634,776
59,792	Blackbaud, Inc.#	4,514,894
781,710	Broadcom, Inc.~	132,710,907
887,301	Cisco Systems, Inc.~	48,597,476
128,229	Cognizant Technology Solutions Corp. - Class A~	9,564,601
26,794	Enphase Energy, Inc.^#	2,224,974
43,302	Gartner, Inc.#	21,759,255
249,533	HP, Inc.	8,863,412
725,475	Intel Corp.~	15,612,222
118,535	International Business Machines Corp.	24,503,555
64,748	Intuit, Inc.	39,515,704
1,387,382	Juniper Networks, Inc.	53,969,160
184,650	Lam Research Corp.	13,728,727
701,377	Matterport, Inc.#	3,198,279
299,508	Micron Technology, Inc.~	29,845,972
1,315,217	Microsoft Corp.~	534,438,428
71,193	NetApp, Inc.	8,209,265
4,374,565	NVIDIA Corp.	580,767,249
70,236	NXP Semiconductors, NV	16,470,342
109,826	ON Semiconductor Corp.#	7,741,635
325,877	Oracle Corp.	54,695,196
79,503	Palo Alto Networks, Inc.#	28,647,316
64,190	PTC, Inc.#	11,896,333
84,834	Qorvo, Inc.#	6,045,271
213,469	QUALCOMM, Inc.	34,746,349
202,745	Salesforce, Inc.~	59,073,811
45,098	ServiceNow, Inc.#	42,075,983
68,589	Silicon Motion Technology Corp. (ADR)	3,690,774

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
100,107	Skyworks Solutions, Inc.	$8,767,371
78,340	Super Micro Computer, Inc.^#	2,280,477
64,259	TE Connectivity, PLC	9,473,062
100,925	Teradyne, Inc.	10,719,244
115,473	Texas Instruments, Inc.~	23,459,495
48,622	Twilio, Inc. - Class A#	3,921,364
29,103	Tyler Technologies, Inc.#	17,624,486
		2,719,467,501
	Materials (1.4%)
58,793	Air Products & Chemicals, Inc.~	18,256,990
73,520	Arch Resources, Inc.	10,789,795
47,933	Avery Dennison Corp.	9,923,569
63,353	Celanese Corp.^	7,980,577
167,086	Corteva, Inc.	10,178,879
167,086	Dow, Inc.^	8,250,707
150,460	DuPont de Nemours, Inc.	12,486,675
457,842	Freeport-McMoRan, Inc.	20,612,047
128,440	Linde, PLC	58,587,906
72,195	PPG Industries, Inc.	8,989,000
43,243	Sherwin-Williams Company	15,514,291
723,063	United States Steel Corp.	28,090,998
		209,661,434
	Real Estate (1.2%)
50,073	Alexandria Real Estate Equities, Inc.	5,585,643
69,091	American Tower Corp.~	14,753,692
96,529	Camden Property Trust	11,177,093
132,957	Crown Castle, Inc.	14,291,548
75,103	Digital Realty Trust, Inc.	13,385,608
13,237	Equinix, Inc.	12,020,255
506,055	Healthpeak Properties, Inc.	11,360,935
59,694	Mid-America Apartment Communities, Inc.	9,034,090
197,466	Prologis, Inc.~	22,301,810
32,873	Public Storage~	10,817,189
284,908	Realty Income Corp.	16,914,988
92,953	Regency Centers Corp.	6,640,562
144,615	UDR, Inc.	6,101,307
116,954	Welltower, Inc.	15,774,755
223,369	Weyerhaeuser Company	6,960,178
		177,119,653
	Special Purpose Acquisition Companies (0.5%)#
9,673	Ai Transportation Acquisition Corp.	101,954
50,000	Alchemy Investments Acquisition Corp. 1	572,000
NUMBER OF SHARES		VALUE
24,591	Black Hawk Acquisition Corp. - Class A	$253,779
1,500,000	CARTESIAN GROWTH Corp. II - Class A	17,325,000
1,250,000	Everest Consolidator Acquisition Corp.	14,237,500
500,000	Evergreen Corp. - Class A	5,875,000
231,000	Four Leaf Acquisition Corp. - Class A	2,547,930
500,000	FutureTech II Acquisition Corp. - Class A	5,650,000
500,000	Generation Asia I Acquisition, Ltd. - Class A	5,695,000
925,000	GigCapital7 Corp.	9,250,000
100,000	Haymaker Acquisition Corp. 4	1,068,000
30,000	Israel Acquisitions Corp. - Class A	336,900
100,000	Keen Vision Acquisition Corp.	1,087,000
850,000	Mercer Park Opportunities Corp.	8,491,500
100,000	Nabors Energy Transition Corp. II - Class A	1,071,000
55,000	Oak Woods Acquisition Corp. - Class A	617,100
14,770	Quetta Acquisition Corp.	155,085
500,000	Silverbox Corp. IV	5,044,800
24,769	Spark I Acquisition Corp.	261,065
		79,640,613
	Utilities (1.2%)
355,800	AES Corp.~	5,867,142
139,141	American Electric Power Company, Inc.	13,740,174
108,163	Consolidated Edison, Inc.	10,998,014
291,174	Dominion Energy, Inc.~	17,333,588
176,667	Duke Energy Corp.~	20,364,405
84,917	Edison International	6,997,161
79,091	Entergy Corp.	12,241,705
336,001	Exelon Corp.	13,204,839
179,041	FirstEnergy Corp.~^	7,489,285
291,964	NextEra Energy, Inc.	23,138,147
219,135	NiSource, Inc.	7,704,788
137,562	Public Service Enterprise Group, Inc.~	12,299,418
196,637	Southern Company	17,899,866
157,390	Xcel Energy, Inc.	10,515,226
		179,793,758
	TOTAL COMMON STOCKS (Cost $5,389,352,760)	8,868,554,911

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Market Neutral Income Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
INVESTMENT IN AFFILIATED FUND (2.2%)
	Other (2.2%)
35,117,150	Calamos Short-Term Bond Fund (Cost $350,000,000)	$334,315,266
WARRANTS (0.0%)#
	Communication Services (0.0%)
200,000	PSQ Holdings, Inc. 12/31/28, Strike $11.50	50,000
	Consumer Discretionary (0.0%)
22,968	Allurion Technologies, Inc. 08/01/30, Strike $8.10	1,149
83,333	Carbon Revolution, PLC 11/03/28, Strike $11.50	2,554
25,000	ECARX Holdings, Inc. 12/21/27, Strike $11.50	491
75,000	flyExclusive, Inc. 05/28/28, Strike $11.50	14,216
20,000	Grove Collaborative Holdings 06/16/27, Strike $11.50	249
35,000	Lanvin Group Holdings, Ltd. 12/14/27, Strike $11.50	483
33,333	Lotus Technology, Inc. 02/23/29, Strike $11.50	10,065
140,000	MKD Tech, Inc. 07/31/29, Strike $11.50	2,688
200,000	Nogin, Inc. 08/26/27, Strike $11.50	20
25,000	United Homes Group, Inc. 01/28/28, Strike $11.50	19,918
		51,833
	Consumer Staples (0.0%)
83,333	African Agriculture Holdings, Inc. 12/31/27, Strike $11.50	8
500,000	Psyence Biomedical, Ltd. 01/25/29, Strike $11.50	12,550
		12,558
	Energy (0.0%)
25,000	Crown Lng Holdings, Ltd. 10/18/28, Strike $11.50	803
200,000	Vast Solar Pty. Ltd. 07/01/28, Strike $11.50	11,880
87,500	Zeo Energy Corp. 03/14/29, Strike $11.50	3,500
		16,183
	Financials (0.0%)
187,500	Beneficient - Class A 03/14/28, Strike $11.50	1,125
NUMBER OF SHARES		VALUE
250,000	DigiAsia Corp. 04/02/29, Strike $11.50	$28,500
412,500	Innventure, Inc. 10/01/29, Strike $11.50	206,250
		235,875
	Health Care (0.0%)
156,250	American Oncology Network, Inc. 09/20/28, Strike $11.50	28,672
500,000	Baird Medical Investment Holdings, Ltd. 10/02/29, Strike $11.50	20,550
150,000	Engene Holdings, Inc. 08/28/28, Strike $11.50	238,500
100,000	Envoy Medical, Inc. 09/29/28, Strike $11.50	5,940
750,000	Holdco Nuvo Group DG, Ltd. 05/01/29, Strike $11.50	375
62,500	Ocean Biomedical, Inc. 07/19/26, Strike $11.50	2,687
33,333	Oculis Holding, AG 03/03/30, Strike $11.50	186,665
200,000	Omniab, Inc. 11/01/27, Strike $11.50	60,010
200,000	Prenetics Global, Ltd. 05/17/27, Strike $8.91	2,190
425,000	QT Imaging Holdings, Inc. 12/31/28, Strike $11.50	7,650
81,526	Spectral AI, Inc. 12/31/27, Strike $11.50	11,397
1,000,000	Tevogen Bio Holdings, Inc. 11/04/26, Strike $11.50	93,800
146,040	YS Biopharma Company, Ltd. 03/15/28, Strike $11.50	6,572
		665,008
	Industrials (0.0%)
289,507	Aeries Technology, Inc. 10/20/26, Strike $11.50	11,826
285,000	AERWINS Technology, Inc. 06/16/26, Strike $11.50	29
1,000,000	Bitcoin Depot, Inc. 07/03/28, Strike $11.50	50,000
25,000	Bridger Aerospace Group Holdings, Inc. 01/25/28, Strike $11.50	2,500
42,500	Complete Solaria, Inc. 12/31/27, Strike $11.50	6,949
200,000	Electriq Power Holdings, Inc. 07/31/28, Strike $11.50	600
10,000	Falcon's Beyond Global, Inc. 09/01/27, Strike $11.50	8,946

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
250,000	Heramba Electric, PLC 10/10/28, Strike $11.50	$16,250
75,000	Infrared Cameras Holdings, Inc. 12/19/28, Strike $11.50	2,302
500,000	Intuitive Machines, Inc. 02/13/28, Strike $11.50	1,185,000
300,000	LanzaTech Global, Inc. 12/31/28, Strike $11.50	39,750
50,000	Montana Technologies Corp. 12/14/28, Strike $11.50	25,000
625,000	Murano Global, BV 03/30/29, Strike $11.50	112,437
750,000	PROOF Acquisition Corp. I 12/03/28, Strike $11.50	2,213
350,000	Semilux International Ltd. 02/06/29, Strike $1.00	35
250,000	Solidion Technology, Inc. 03/15/27, Strike $1.00	22,500
750,000	Southland Holdings, Inc. 09/01/26, Strike $11.50	225,000
116,666	Terran Orbital Corp. 03/25/27, Strike $11.50	805
250,000	Zooz Power, Ltd. 04/04/29, Strike $11.50	10,100
		1,722,242
	Information Technology (0.0%)
250,000	Airship AI Holdings, Inc. 12/26/28, Strike $11.50	52,500
166,666	Brand Engagement Network, Inc. 03/14/29, Strike $11.50	4,233
450,000	Helport AI, Ltd. 08/05/29, Strike $11.50	76,500
50,000	iLearningEngines Holdings, Inc. 04/16/29, Strike $11.50	9,250
125,000	Nvni Group, Ltd. 11/01/28, Strike $11.50	2,538
625,000	Roadzen, Inc. 11/30/28, Strike $11.50	44,531
350,000	Rubicon Technologies, Inc. 04/01/27, Strike $11.50	473
459,150	SCHMID Group, NV 08/25/28, Strike $11.50	97,156
100,000	Smx Security Matters, PLC 03/07/28, Strike $11.50	780
192,245	Spectaire Holdings, Inc. 10/17/28, Strike $11.50	1,961
250,000	SpringBig Holdings, Inc. 06/14/27, Strike $11.50	325
250,000	Syntec Optics Holdings, Inc. 11/08/26, Strike $11.50	12,500
20,000	Veea, Inc. 09/17/29, Strike $11.50	3,970
NUMBER OF SHARES		VALUE
500,000	Zapata Computing Holdings, Inc. 03/23/28, Strike $11.50	$2,997
		309,714
	Materials (0.0%)
126,666	Bolt Projects Holdings, Inc. 08/12/29, Strike $11.50	3,015
500,000	Lifezone Metals, Ltd. 07/05/28, Strike $11.50	300,000
177,835	Niocorp Developments, Ltd. 03/17/28, Strike $0.89	23,118
		326,133
	Other (0.0%)
500,000	Critical Metals Corp. 06/06/28, Strike $11.50	128,700
200,000	Zoomcar Holdings, Inc. 07/01/28, Strike $11.50	7,200
		135,900
	Special Purpose Acquisition Companies (0.0%)
500,000	Aetherium Acquisition Corp. 01/03/29, Strike $11.50	50
25,000	Alchemy Investments Acquisition Corp. 1 06/26/28, Strike $11.50	2,639
750,000	Altenergy Acquisition Corp. 11/02/28, Strike $11.50	16,275
500,000	APx Acquisition Corp. I 08/19/28, Strike $11.50	37,275
250,000	Athena Technology Acquisition Corp. II 10/17/28, Strike $11.50	5,275
625,000	Atlantic Coastal Acquisition Corp. II 06/02/28, Strike $11.50	18,781
500,000	Aura FAT Projects Acquisition Corp. 06/02/27, Strike $11.50	14,400
750,000	Battery Future Acquisition Corp. 05/26/28, Strike $11.50	13,087
377,552	Blockchain Coinvestors Acquisition Corp. I 11/01/28, Strike $11.50	8,231
625,000	Blue Ocean Acquisition Corp. 10/21/28, Strike $11.50	15,562
33,333	BlueRiver Acquisition Corp. 01/04/26, Strike $11.50	90
1,000,000	BurTech Acquisition Corp. 12/18/26, Strike $11.50	194,500
250,000	byNordic Acquisition Corp. 02/09/27, Strike $11.50	13,125

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Market Neutral Income Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
375,000	Cactus Acquisition Corp. 1, Ltd. 10/29/26, Strike $11.50	$11,250
500,000	CARTESIAN GROWTH Corp. II 07/12/28, Strike $11.50	35,000
134,701	Cartica Acquisition Corp. 04/30/28, Strike $11.50	20,407
159,466	CF Acquisition Corp. VII 03/15/26, Strike $11.50	10,365
750,000	Chain Bridge I 12/31/28, Strike $11.50	7,575
166,666	Coliseum Acquisition Corp. 12/31/28, Strike $11.50	10,100
166,666	Compass Digital Acquisition Corp. 09/14/23, Strike $11.50	17
92,316	Concord Acquisition Corp. II 12/31/28, Strike $11.50	3,231
6,666	Constellation Acquisition Corp. I 12/31/27, Strike $11.50	127
41,666	Corner Growth Acquisition Corp. 2 06/17/26, Strike $11.50	1,317
133,333	Crown PropTech Acquisitions 12/31/27, Strike $11.50	13
375,000	CSLM Acquisition Corp. 06/01/27, Strike $11.50	32,831
350,000	Denali Capital Acquisition Corp. 04/07/27, Strike $11.50	19,635
750,000	DP Cap Acquisition Corp. I 11/09/26, Strike $11.50	7,575
125,000	Energem Corp. 11/16/26, Strike $11.50	13
625,000	Enphys Acquisition Corp. 10/06/26, Strike $11.50	6,875
500,000	EVe Mobility Acquisition Corp. 12/31/28, Strike $11.50	22,250
625,000	Everest Consolidator Acquisition Corp. 07/19/28, Strike $11.50	15,469
500,000	Evergreen Corp. 02/15/27, Strike $11.50	25,000
183,737	Finnovate Acquisition Corp. 09/30/26, Strike $11.50	2,977
525,800	Focus Impact Acquisition Corp. 10/28/26, Strike $11.50	22,084
60,000	Four Leaf Acquisition Corp. 05/12/28, Strike $11.50	3,597
8,600	FTAC Emerald Acquisition Corp. 08/22/28, Strike $11.50	1,505
200,000	Future Health ESG Corp. 09/09/26, Strike $11.50	11,260
500,000	FutureTech II Acquisition Corp. 02/16/27, Strike $11.50	14,825
NUMBER OF SHARES		VALUE
225,000	GCT Semiconductor Holding, Inc. - Class A 12/31/28, Strike $11.50	$18,000
250,000	Generation Asia I Acquisition, Ltd. 07/24/28, Strike $11.50	25,775
500,000	Genesis Growth Tech Acquisition Corp. 05/19/28, Strike $11.50	90,000
50,000	Haymaker Acquisition Corp. 4 09/12/28, Strike $11.50	8,752
500,000	Healthcare AI Acquisition Corp. 12/14/26, Strike $11.50	10,250
438,223	InFinT Acquisition Corp. 05/19/27, Strike $11.50	3,550
350,000	Insight Acquisition Corp. 08/26/26, Strike $11.50	1,995
125,000	Integral Acquisition Corp.1 12/14/28, Strike $11.50	6,250
154,135	Integrated Wellness Acquisition Corp. 10/31/28, Strike $11.50	2,397
750,000	Investcorp Europe Acquisition Corp. I 11/23/28, Strike $11.50	9,900
6,250	Iris Acquisition Corp. 03/05/26, Strike $11.50	63
30,000	Israel Acquisitions Corp. 02/28/28, Strike $11.50	928
250,000	IX Acquisition Corp. 11/24/26, Strike $11.50	2,650
43,750	Jaws Mustang Acquisition Corp. 01/30/26, Strike $11.50	1,205
100,000	Keen Vision Acquisition Corp. 09/15/28, Strike $11.50	5,000
250,000	LatAmGrowth SPAC 01/25/28, Strike $11.50	5,000
150,000	Liberty Resources Acquisition Corp. 10/31/28, Strike $11.50	15
228,160	Marblegate Acquisition Corp. 08/31/28, Strike $11.50	7,404
850,000	Mercer Park Opportunities Corp. 08/29/29, Strike $11.50	70,125
675,350	Mountain & Company I Acquisition Corp. 09/30/26, Strike $11.50	8,712
50,000	Nabors Energy Transition Corp. II 09/05/28, Strike $11.50	5,750
500,000	New Providence Acquisition Corp. II 12/31/27, Strike $11.50	20,000

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
3,333	Northern Star Investment Corp. III 02/25/28, Strike $11.50	$—
3,333	Northern Star Investment Corp. IV 12/31/27, Strike $11.50	—
55,000	Oak Woods Acquisition Corp. 05/17/28, Strike $11.50	1,567
750,000	Onyx Acquisition Company I 11/30/28, Strike $11.50	1,312
625,000	Papaya Growth Opportunity Corp. I 12/31/28, Strike $11.50	18,906
150,000	Patria Latin American Opportunity Acquisition Corp. 03/10/27, Strike $11.50	6,915
500,000	Pearl Holdings Acquisition Corp. 12/15/26, Strike $11.50	7,550
686,522	Perception Capital Corp IV 11/10/26, Strike $11.50	18,296
144,093	Perception Capital Corp. III 07/08/26, Strike $11.50	2,622
12,500	Phoenix Biotech Acquisition Corp. 02/14/29, Strike $11.50	89
500,000	Pinstripes Holdings, Inc. 09/30/28, Strike $11.50	9,750
250,000	Plum Acquisition Corp III 03/31/28, Strike $11.50	14,575
50,000	Pyrophyte Acquisition Corp. 05/03/28, Strike $11.50	1,000
1,000,000	Rigel Resource Acquisition Corp. 11/05/26, Strike $11.50	320,000
40,000	RMG Acquisition Corp. III 02/08/26, Strike $11.50	100
133,333	Ross Acquisition Corp. II 02/12/26, Strike $11.50	12,027
250,000	Roth CH Acquisition V Company 12/10/26, Strike $11.50	12,275
400,000	SDCL EDGE Acquisition Corp. 03/23/26, Strike $11.50	15,900
1,000,000	ShoulderUp Technology Acquisition Corp. 07/26/23, Strike $11.50	25,000
83,333	SilverBox Corp. III 04/28/28, Strike $11.50	9,992
7,500	Slam Corp. 12/31/27, Strike $11.50	488
500,000	Southport Acquisition Corp. 05/24/28, Strike $11.50	50,000
NUMBER OF SHARES		VALUE
12,384	Spark I Acquisition Corp. 11/27/28, Strike $11.50	$1,551
250,000	Spree Acquisition Corp. 1, Ltd. 12/22/28, Strike $11.50	7,175
300,286	Springwater Special Situations Corp. 04/12/26, Strike $11.50	30
250,000	Swiftmerge Acquisition Corp. 06/17/28, Strike $11.50	23,125
333,333	Target Global Acquisition I Corp. 12/31/27, Strike $11.50	26,667
100,000	Thunder Bridge Capital Partners IV, Inc. 04/30/28, Strike $11.50	16,000
150,000	TKB Critical Technologies 1 10/29/28, Strike $11.50	180
328,694	Tlgy Acquisition Corp. 01/14/28, Strike $11.50	12,162
250,000	Trajectory Alpha Acquisition Corp. 12/31/27, Strike $11.50	8,700
266,666	Zalatoris II Acquisition Corp. 05/13/27, Strike $11.50	10,613
		1,562,876
	TOTAL WARRANTS (Cost $4,843,980)	5,088,322
RIGHTS (0.0%)#
	Consumer Staples (0.0%)
277,808	Mirati Therapeutics, Inc., (Expires 12/31/99)‡‡‡	277,808
	Special Purpose Acquisition Companies (0.0%)
9,673	AI Transportation Acquisition Corp., (Expires 10/25/24)	1,010
4,918	Black Hawk Acquisition Corp., (Expires 6/20/25)	5,410
750,000	CSLM Acquisition Corp., (Expires 7/1/23)	130,500
850,000	Mercer Park Opportunities Corp., (Expires 1/22/27)	65,875
55,000	Oak Woods Acquisition Corp., (Expires 12/31/49)	10,450
1,477	Quetta Acquisition Corp., (Expires 11/30/24)	2,511
		215,756
	TOTAL RIGHTS (Cost $332,530)	493,564

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Market Neutral Income Fund Schedule of Investments October 31, 2024

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTIONS (0.5%)#
		Communication Services (0.0%)
90 6,300,000,000	JPY	Cyberagent, Inc. Call, 11/16/29, Strike 88.81	$887,038
50	JPY
3,500,000,000		Call, 11/16/29, Strike 89.46	469,472
30	JPY
2,100,000,000		Call, 02/19/25, Strike 93.40	125,584
		Koei Tecmo Holdings
165	JPY	Company, Ltd.
2,646,600,000,000		Call, 12/20/24, Strike 97.97	187,529
			1,669,623
		Consumer Discretionary (0.1%)
		EDION Corp.
60	JPY
1,638,000,000,000		Call, 06/19/25, Strike 99.51	2,476,767
50	JPY
1,365,000,000,000		Call, 06/19/25, Strike 95.45	2,157,552
50	JPY
13,650,000,000		Call, 06/19/25, Strike 94.30	2,195,396
100	JPY	H.I.S. Company, Ltd.
1,752,000,000,000		Call, 11/15/24, Strike 96.54	180,913
		Kyoritsu Maintenance Company, Ltd.
100	JPY
2,445,500,000,000		Call, 01/29/26, Strike 94.89	1,321,988
20	JPY
489,100,000,000		Call, 01/29/26, Strike 96.66	241,121
5	JPY
122,275,000,000		Call, 01/29/26, Strike 95.73	63,322
50	JPY	Park24 Company, Ltd.
9,555,000,000		Call, 02/24/28, Strike 92.03	441,303
200	JPY	Takashimaya Company, Ltd.
24,400,000,000		Call, 12/06/28, Strike 94.40	4,748,012
			13,826,374
		Consumer Staples (0.0%)
50	JPY	Nippn Corp.
1,101,000,000,000		Call, 06/20/25, Strike 98.27	447,468
		Industrials (0.1%)
100	JPY	ANA Holdings, Inc.
3,900,000,000		Call, 12/08/28, Strike 86.09	2,362,487
100		Asashi Refining US, Inc.
116,700,000		Call, 03/16/26, Strike $88.78	10
300	JPY	Infroneer Holdings, Inc.
15,228,000,000,000		Call, 03/30/29, Strike 92.59	2,758,598
160	JPY	Seino Holdings Company, Ltd.
3,936,000,000,000		Call, 03/31/26, Strike 97.31	2,706,396
			7,827,491
		Information Technology (0.0%)
100	JPY	Ibiden Company, Ltd.
42,900,000,000		Call, 03/14/31, Strike 91.31	959,161
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
		Materials (0.0%)
130 17,095,000,000	JPY	JFE Holdings, Inc. Call, 09/08/28, Strike 94.99	$930,716
130	JPY	Kansai Paint Company, Ltd.
3,250,000,000,000		Call, 03/08/29, Strike 94.43	1,567,238
100	JPY	Kobe Steel, Ltd.
1,660,000,000,000		Call, 12/14/28, Strike 92.11	578,518
			3,076,472
		Other (0.3%)
		S&P 500 Index
6,000
3,423,270,000		Put, 11/15/24, Strike $5,200.00	6,930,000
5,000
2,852,725,000		Put, 12/31/24, Strike $5,200.00	22,075,000
2,000
1,141,090,000		Put, 11/15/24, Strike $5,600.00	11,240,000
			40,245,000
		Real Estate (0.0%)
		Daiwa House Industry Company, Ltd.
150	JPY
44,670,000,000		Call, 03/30/29, Strike 93.88	1,265,793
50	JPY
14,890,000,000		Call, 03/30/29, Strike 94.87	456,198
100	JPY	Relo Group, Inc.
1,876,000,000,000		Call, 12/17/27, Strike 92.68	530,745
			2,252,736
		TOTAL PURCHASED OPTIONS (Cost $81,203,441)	70,304,325
NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.5%)
231,428,967		State Street Navigator Securities Lending Government Money Market Portfolio, 4.871%†*** (Cost $231,428,967)	231,428,967
		TOTAL INVESTMENTS (103.6%) (Cost $11,702,123,065)	15,625,290,189
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.5%)			(231,428,967)
LIABILITIES, LESS OTHER ASSETS (-2.1%)			(318,624,973)
NET ASSETS (100.0%)			$15,075,236,249

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES			VALUE
COMMON STOCKS SOLD SHORT (-19.2%)#
		Communication Services (-0.5%)
(8,500)		Charter Communications, Inc. - Class A	$(2,784,685)
(436,000	) JPY	CyberAgent, Inc.	(2,888,206)
(109,913)		Live Nation Entertainment, Inc.	(12,875,209)
(159,347)		Match Group, Inc.	(5,741,272)
(194,000)		Sea, Ltd. (ADR)	(18,245,700)
(371,846)		Snap, Inc. - Class A	(4,521,647)
(114,200)		Sphere Entertainment Company	(4,774,702)
(50,000)		Spotify Technology, SA	(19,255,000)
(32,170)		TripAdvisor, Inc.	(516,007)
(218,948)		Weibo Corp. (ADR)	(1,981,479)
(34,929)		Ziff Davis, Inc.	(1,616,165)
			(75,200,072)
		Consumer Discretionary (-3.0%)
(1,029,800)		Alibaba Group Holding, Ltd. (ADR)	(100,899,804)
(6,811)		Booking Holdings, Inc.	(31,849,939)
(1,296,000)		Carnival Corp.	(28,512,000)
(25,000	) EUR	Delivery Hero, SE*	(1,058,109)
(182,300)		DraftKings, Inc. - Class A	(6,438,836)
(1,440,100	) JPY	EDION Corp.	(16,728,817)
(203,759)		Etsy, Inc.	(10,481,363)
(360,800)		Ford Motor Company	(3,712,632)
(435,736)		Guess?, Inc.	(7,403,155)
(280,000)		JD.com, Inc. (ADR)	(11,373,600)
(308,300	) JPY	Kyoritsu Maintenance Company, Ltd.	(5,000,693)
(394,400)		Li Auto, Inc. (ADR)	(9,863,944)
(30,217)		Marriott Vacations Worldwide Corp.	(2,327,615)
(12,600)		Meritage Homes Corp.	(2,283,120)
(2,291,400)		NIO, Inc. (ADR)	(11,686,140)
(657,200)		Norwegian Cruise Line Holdings, Ltd.	(16,653,448)
(66,200	) JPY	Park24 Company, Ltd.	(832,619)
(2,511,000)		Peloton Interactive, Inc. - Class A	(21,343,500)
(3,225,500)		Rivian Automotive, Inc. - Class A	(32,577,550)
(29,700)		Shake Shack, Inc. - Class A	(3,613,599)
(442,355)		Stride, Inc.	(41,262,874)
(1,291,600	) JPY	Takashimaya Company, Ltd.	(10,375,134)
(216,600)		Trip.com Group, Ltd. (ADR)	(13,949,040)
(1,479,902)		Wayfair, Inc. - Class A	(63,384,203)
(30,250)		Winnebago Industries, Inc.	(1,695,210)
(2,208,800	) HKD	Wynn Macau, Ltd.	(1,744,515)
			(457,051,459)
NUMBER OF SHARES			VALUE
		Consumer Staples (-0.2%)
(113,589)		Freshpet, Inc.	$(15,055,086)
(117,100	) JPY	Nippn Corp.	(1,697,079)
(107,400)		Post Holdings, Inc.	(11,729,154)
(30,000)		Spectrum Brands Holdings, Inc.	(2,688,600)
			(31,169,919)
		Energy (-0.5%)
(201,774)		Chevron Corp.	(30,028,007)
(96,468)		Northern Oil & Gas, Inc.	(3,496,965)
(780,570)		Schlumberger, NV	(31,277,440)
(141,200)		World Kinect Corp.	(3,692,380)
			(68,494,792)
		Financials (-0.8%)
(426,500)		Apollo Global Management, Inc.	(61,100,390)
(202,600)		Ares Management Corp. - Class A	(33,971,968)
(113,210)		Coinbase Global, Inc. - Class A	(20,292,893)
(157,000)		SoFi Technologies, Inc.	(1,753,690)
(60,000)		Starwood Property Trust, Inc.	(1,184,400)
(203,024)		WisdomTree, Inc.	(2,101,298)
			(120,404,639)
		Health Care (-1.6%)
(73,000)		Alnylam Pharmaceuticals, Inc.	(19,461,070)
(102,580)		Amphastar Pharmaceuticals, Inc.	(5,183,367)
(180,066)		Bridgebio Pharma, Inc.	(4,215,345)
(973,500)		BrightSpring Health Services, Inc.	(14,573,295)
(52,956)		CONMED Corp.	(3,613,717)
(60,257)		Dexcom, Inc.	(4,246,913)
(49,406)		Envista Holdings Corp.	(1,036,044)
(162,000)		Evolent Health, Inc. - Class A	(3,782,700)
(77,000)		Haemonetics Corp.	(5,479,320)
(460,224)		Halozyme Therapeutics, Inc.	(23,273,528)
(220,900)		Innoviva, Inc.	(4,320,804)
(270,531)		Insmed, Inc.	(18,201,326)
(82,881)		Insulet Corp.	(19,189,438)
(85,560)		Integer Holdings Corp.	(10,630,830)
(214,000)		Ionis Pharmaceuticals, Inc.	(8,215,460)
(18,800)		iRhythm Technologies, Inc.	(1,361,872)
(82,692)		Jazz Pharmaceuticals, PLC	(9,098,601)
(52,580)		Lantheus Holdings, Inc.	(5,775,387)
(218,400)		Merck & Company, Inc.	(22,346,688)
(93,500)		Merit Medical Systems, Inc.	(9,224,710)
(35,000)		NeoGenomics, Inc.	(475,650)
(35,000)		Omnicell, Inc.	(1,702,400)

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Market Neutral Income Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES			VALUE
(67,198)		Pacira BioSciences, Inc.	$(1,115,487)
(211,363)		Sarepta Therapeutics, Inc.	(26,631,738)
(223,298)		Tandem Diabetes Care, Inc.	(7,004,858)
(226,149)		Veradigm, Inc.	(2,125,801)
			(232,286,349)
		Industrials (-1.7%)
(90,200)		Air Transport Services Group, Inc.	(1,555,048)
(332,400)		American Airlines Group, Inc.	(4,454,160)
(218,100	) JPY	ANA Holdings, Inc.	(4,320,659)
(81,455)		Axon Enterprise, Inc.	(34,496,192)
(382,400)		Bloom Energy Corp. - Class A	(3,671,040)
(250,700)		Boeing Company	(37,432,017)
(279,447)		Chart Industries, Inc.	(33,734,842)
(231,333)		Fluor Corp.	(12,094,089)
(133,056)		Granite Construction, Inc.	(11,183,357)
(86,880)		Greenbrier Companies, Inc.	(5,149,378)
(544,500	) JPY	Infroneer Holdings, Inc.	(4,122,991)
(34,800)		John Bean Technologies Corp.	(3,877,416)
(180,406)		Lyft, Inc. - Class A	(2,339,866)
(95,700)		Middleby Corp.	(12,412,290)
(58,830	) EUR	Rheinmetall, AG	(30,281,168)
(633,700	) JPY	Seino Holdings Company, Ltd.	(10,262,070)
(3,374,000	) SGD	Singapore Airlines, Ltd.	(16,505,899)
(157,470)		Tetra Tech, Inc.	(7,697,134)
(331,400)		Uber Technologies, Inc.	(23,877,370)
			(259,466,986)
		Information Technology (-8.6%)
(21,800)		Advanced Energy Industries, Inc.	(2,365,954)
(912,900)		Akamai Technologies, Inc.	(92,275,932)
(124,200)		Alarm.com Holdings, Inc.	(6,623,586)
(119,250)		Altair Engineering, Inc. - Class A	(12,400,807)
(119,700)		Bentley Systems, Inc. - Class B	(5,776,722)
(144,222)		Blackline, Inc.	(7,985,572)
(53,000)		Block, Inc.	(3,832,960)
(546,000)		Box, Inc. - Class A	(17,340,960)
(93,594)		Cloudflare, Inc. - Class A	(8,209,130)
(66,300)		Confluent, Inc. - Class A	(1,735,071)
(72,439)		CSG Systems International, Inc.	(3,376,382)
(95,217)		CyberArk Software, Ltd.	(26,329,405)
(25,750)		DigitalOcean Holdings, Inc.	(1,019,185)
(622,200)		Dropbox, Inc. - Class A	(16,083,870)
(22,734)		Enphase Energy, Inc.	(1,887,831)
(93,200)		Envestnet, Inc.	(5,851,096)
(45,000)		Five9, Inc.	(1,328,850)
NUMBER OF SHARES			VALUE
(225,708)		Guidewire Software, Inc.	$(42,040,372)
(2,063,789)		Hewlett Packard Enterprise Company	(40,223,248)
(48,300	) JPY	Ibiden Company, Ltd.	(1,579,589)
(186,826)		Insight Enterprises, Inc.	(32,679,604)
(125,973)		InterDigital, Inc.	(18,951,378)
(124,316)		Itron, Inc.	(13,893,556)
(15,000)		Jamf Holding Corp.	(249,600)
(5,083,000	) HKD	Lenovo Group, Ltd.	(6,734,529)
(312,323)		Lumentum Holdings, Inc.	(19,948,070)
(310,000)		Marathon Digital Holdings, Inc.	(5,198,700)
(61,000)		Microchip Technology, Inc.	(4,475,570)
(672,560)		MicroStrategy, Inc. - Class A	(164,440,920)
(65,600)		MKS Instruments, Inc.	(6,516,048)
(316,653)		MongoDB, Inc.	(85,622,971)
(134,048)		Nova, Ltd.	(24,839,094)
(115,021)		Nutanix, Inc. - Class A	(7,142,804)
(924,700)		ON Semiconductor Corp.	(65,182,103)
(15,200)		OSI Systems, Inc.	(2,009,592)
(227,709)		PagerDuty, Inc.	(4,112,425)
(1,007,986)		Palo Alto Networks, Inc.	(363,207,595)
(89,992)		Parsons Corp.	(9,733,535)
(227,200)		Progress Software Corp.	(14,561,248)
(35,567)		PROS Holdings, Inc.	(704,227)
(7,500)		Q2 Holdings, Inc.	(634,950)
(136,800)		Rapid7, Inc.	(5,529,456)
(194,400)		Seagate Technology Holdings, PLC	(19,511,928)
(109,445)		Shift4 Payments, Inc. - Class A	(9,898,206)
(169,000)		Snowflake, Inc. - Class A	(19,404,580)
(126,920)		Super Micro Computer, Inc.	(3,694,641)
(29,325)		Synopsys, Inc.	(15,061,613)
(143,700)		Varonis Systems, Inc.	(7,238,169)
(110,900)		Vertex, Inc. - Class A	(4,603,459)
(201,646)		Vishay Intertechnology, Inc.	(3,419,916)
(734,600)		Western Digital Corp.	(47,976,726)
(99,120)		Wolfspeed, Inc.	(1,319,287)
(133,100)		Workiva, Inc.	(10,616,056)
(100,000)		Xerox Holdings Corp.	(817,000)
			(1,298,196,078)
		Materials (-0.2%)
(169,550)		Albemarle Corp.	(16,061,472)
(25,000	) JPY	ARE Holdings, Inc.	(308,510)
(151,100	) JPY	JFE Holdings, Inc.	(1,839,772)
(233,000	) JPY	Kansai Paint Company, Ltd.	(3,833,750)
(189,000	) JPY	Kobe Steel, Ltd.	(2,064,272)
(325,229)		MP Materials Corp.	(5,850,870)

See accompanying Notes to Schedule of Investments

www.calamos.com

Market Neutral Income Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES			VALUE
(30,000)		POSCO Holdings, Inc. (ADR)	$(1,803,300)
			(31,761,946)
		Real Estate (-0.4%)
(74,800	) JPY	Daiwa House Industry Company, Ltd.	(2,250,301)
(38,800)		Federal Realty Investment Trust	(4,300,592)
(200,000	) HKD	Link REIT	(932,584)
(79,000	) JPY	Relo Group, Inc.	(975,151)
(79,500)		Rexford Industrial Realty, Inc.	(3,409,755)
(157,500)		Ventas, Inc.	(10,314,675)
(227,550)		Welltower, Inc.	(30,691,944)
(115,475)		Zillow Group, Inc. - Class C	(6,938,893)
			(59,813,895)
		Utilities (-1.7%)
(122,700)		Alliant Energy Corp.	(7,362,000)
(91,760)		American Water Works Company, Inc.	(12,672,974)
(163,000)		CenterPoint Energy, Inc.	(4,813,390)
(80,500)		CMS Energy Corp.	(5,603,605)
(146,500)		Duke Energy Corp.	(16,887,055)
(157,000)		Evergy, Inc.	(9,489,080)
(160,000)		FirstEnergy Corp.	(6,692,800)
(836,000)		NextEra Energy, Inc.	(66,253,000)
(550,000)		PG&E Corp.	(11,121,000)
(40,500)		Pinnacle West Capital Corp.	(3,556,305)
(295,000)		PPL Corp.	(9,605,200)
(805,147)		Southern Company	(73,292,531)
(26,900)		Sunnova Energy International, Inc.	(163,283)
(313,800)		WEC Energy Group, Inc.	(29,977,314)
			(257,489,537)
		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $2,570,288,853)	(2,891,335,672)
		TOTAL SECURITIES SOLD SHORT (Proceeds $2,570,288,853)	(2,891,335,672)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
WRITTEN OPTIONS (-5.5%)#
		Communication Services (0.0%)
(955)		Sphere Entertainment Company
(3,992,855)		Call, 01/17/25, Strike $35.00	(854,725)
			(854,725)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Industrials (0.0%)
(4,004)	Albertsons Companies, Inc.
(7,247,240)	Call, 01/17/25, Strike $18.00	$(900,900)
	Other (-5.5%)
	S&P 500 Index
(10,000)
(5,705,450,000)	Call, 12/31/24, Strike $5,200.00	(590,050,000)
(5,000)
(2,852,725,000)	Put, 12/31/24, Strike $4,800.00	(10,625,000)
(4,000)
(2,282,180,000)	Call, 11/29/24, Strike $5,200.00	(219,260,000)
(2,000)
(1,141,090,000)	Put, 11/15/24, Strike $5,300.00	(3,200,000)
		(823,135,000)
	TOTAL WRITTEN OPTIONS (Premium $745,346,888)	$(824,890,625)

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Bank of New York	European Monetary Unit	11/27/24	35,076,000	$38,189,820	$(874,427)
State Street Bank and European Trust	Monetary Unit	11/27/24	6,060,000	6,597,967	(158,495)
State Street Bank and European Trust	Monetary Unit	11/27/24	5,326,000	5,798,808	(85,614)
Northern Trust Company	Japanese Yen	11/27/24	857,774,000	5,661,463	(248,872)
Bank of New York	Singapore Dollar	11/27/24	1,465,000	1,110,578	12
Bank of New York	Japanese Yen	11/27/24	98,743,000	651,722	(44,432)
					$(1,411,828)
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Japanese Yen	11/27/24	104,500,000	$689,719	$33,525
Northern Trust Company	Singapore Dollar	11/27/24	1,400,000	1,061,303	20,516
State Street Bank and Trust	Singapore Dollar	11/27/24	1,516,000	1,149,240	17,466
State Street Bank and British Pound Trust	Sterling	11/27/24	1,408,000	1,815,486	(1,211)
State Street Bank and European Trust	Monetary Unit	11/27/24	6,301,000	6,860,362	(8,410)
State Street Bank and European Trust	Monetary Unit	11/27/24	6,845,000	7,452,655	109,550
State Street Bank and Trust	Japanese Yen	11/27/24	2,688,073,000	17,741,766	(214,930)
State Street Bank and British Pound Trust	Sterling	11/27/24	14,203,000	18,313,454	37,562
Northern Trust Company	Singapore Dollar	11/27/24	24,410,000	18,504,579	(268,905)
State Street Bank and European Trust	Monetary Unit	11/27/24	90,446,000	98,475,209	230,384
					$(44,453)
See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Market Neutral Income Fund Schedule of Investments October 31, 2024

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $4,701,431,221.

^  Security, or portion of security, is on loan.

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

@  In default status and considered non-income producing.

!!  Restricted security — The Fund may own investment securities that have other legal or contractual limitations.

RESTRICTED SECURITY	ACQUISITION DATE	ACQUISITION COST
SmileDirectClub, Inc.	02/05/2021	$12,518,360
	TOTAL	$12,518,360

‡  Variable rate security. The rate shown is the rate in effect at October 31, 2024.

#  Non-income producing security.

‡‡‡  Security fair valued using significant unobservable inputs and classified as a Level 3 security.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2024.

***  The rate disclosed is the 7 day net yield as of October 31, 2024.

FOREIGN CURRENCY ABBREVIATION

EUR   European Monetary Unit

GBP  British Pound Sterling

HKD  Hong Kong Dollar

JPY   Japanese Yen

SGD  Singapore Dollar

ABBREVIATION

ADR   American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. For purchased options denominated in JPY, the strike price shown is a percentage of the par value of the underlying.

TOTAL RETURN SWAPS

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	PERIODIC PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (PAID)/ RECEIVED	MARKET VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)
Goldman Sachs & Co.	Applied Digital Corp.	Equity returns on 166,600 shares of Applied Digital Corp.	3 mo. OBFR Plus 0.000%	02/06/25	Quarterly	$1,226,176	$—	$99,960	$99,960
							$—	$99,960	$99,960

See accompanying Notes to Schedule of Investments

www.calamos.com

Hedged Equity Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
COMMON STOCKS (98.1%)
	Communication Services (9.3%)
76,837	Alphabet, Inc. - Class A~	$13,147,579
86,160	Alphabet, Inc. - Class C	14,878,970
77,047	AT&T, Inc.	1,736,639
66,505	Comcast Corp. - Class A	2,904,273
12,298	Fox Corp. - Class A	516,516
14,221	Match Group, Inc.#^	512,383
33,040	Meta Platforms, Inc. - Class A	18,752,843
6,356	Netflix, Inc.#	4,805,327
10,172	T-Mobile U.S., Inc.	2,269,984
63,476	Verizon Communications, Inc.	2,674,244
30,838	Walt Disney Company	2,966,616
		65,165,374
	Consumer Discretionary (10.0%)
132,463	Amazon.com, Inc.~#	24,691,103
10,881	Aptiv, PLC#	618,367
549	Booking Holdings, Inc.	2,567,261
14,406	Caesars Entertainment, Inc.#	576,960
49,066	Carnival Corp.#	1,079,452
32,923	Chipotle Mexican Grill, Inc.#	1,836,116
4,254	Darden Restaurants, Inc.	680,725
13,219	DR Horton, Inc.	2,234,011
11,532	eBay, Inc.	663,205
58,697	Ford Motor Company	603,992
22,036	General Motors Company	1,118,547
16,183	Home Depot, Inc.	6,372,056
13,676	Las Vegas Sands Corp.	709,101
13,212	Lowe's Companies, Inc.	3,459,298
2,975	Lululemon Athletica, Inc.#	886,253
10,241	McDonald's Corp.	2,991,499
20,687	NIKE, Inc. - Class B~	1,595,588
31,362	Norwegian Cruise Line Holdings, Ltd.#^	794,713
1,276	O'Reilly Automotive, Inc.#	1,471,407
7,332	Ross Stores, Inc.	1,024,427
17,775	Starbucks Corp.~	1,736,618
39,073	Tesla, Inc.#	9,762,389
20,491	TJX Companies, Inc.	2,316,098
		69,789,186
	Consumer Staples (5.8%)
28,250	Altria Group, Inc.	1,538,495
12,455	Archer-Daniels-Midland Company	687,641
7,987	Church & Dwight Company, Inc.	797,981
51,658	Coca-Cola Company~	3,373,784
12,030	Colgate-Palmolive Company	1,127,331
5,676	Constellation Brands, Inc. - Class A	1,318,762
NUMBER OF SHARES		VALUE
4,912	Costco Wholesale Corp.	$4,293,972
3,844	Dollar General Corp.	307,674
6,623	Dollar Tree, Inc.#	428,111
4,351	Estee Lauder Companies, Inc. - Class A	299,958
13,140	General Mills, Inc.	893,783
9,967	Kellogg Company	803,839
7,429	Kimberly-Clark Corp.	996,823
17,293	Kroger Company	964,431
34,707	Mondelez International, Inc. - Class A	2,376,735
15,006	Monster Beverage Corp.#	790,516
15,844	PepsiCo, Inc.~	2,631,371
29,002	Philip Morris International, Inc.~	3,848,565
28,483	Procter & Gamble Company	4,704,822
12,943	Sysco Corp.	970,078
8,192	Target Corp.	1,229,128
73,299	Walmart, Inc.~	6,006,853
		40,390,653
	Energy (3.4%)
31,988	Chevron Corp.	4,760,454
21,706	ConocoPhillips	2,377,675
6,121	EOG Resources, Inc.	746,517
56,306	Exxon Mobil Corp.	6,575,415
14,090	Hess Corp.	1,894,823
41,177	Kinder Morgan, Inc.	1,009,248
12,437	Marathon Petroleum Corp.	1,809,210
12,227	Occidental Petroleum Corp.	612,695
8,254	ONEOK, Inc.	799,648
5,781	Phillips 66	704,242
17,420	Schlumberger, NV	698,019
5,754	Valero Energy Corp.	746,639
20,780	Williams Companies, Inc.	1,088,249
		23,822,834
	Financials (12.9%)
8,535	Aflac, Inc.	894,383
6,556	Allstate Corp.	1,222,825
9,130	American Express Company	2,465,831
4,016	Ameriprise Financial, Inc.	2,049,365
7,311	Arthur J Gallagher & Company	2,055,853
6,029	Assurant, Inc.	1,155,759
162,108	Bank of America Corp.~	6,779,357
14,878	Bank of New York Mellon Corp.	1,121,206
22,096	Berkshire Hathaway, Inc. - Class B#	9,963,528
1,544	Blackrock, Inc.	1,514,710
7,623	Blackstone, Inc.	1,278,758
6,793	Cboe Global Markets, Inc.	1,450,781
28,496	Charles Schwab Corp.	2,018,372

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Hedged Equity Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
9,078	Chubb, Ltd.	$2,563,990
21,464	Citigroup, Inc.	1,377,345
3,212	CME Group, Inc.	723,856
8,719	Discover Financial Services	1,294,161
9,743	Fiserv, Inc.#	1,928,140
5,396	Global Payments, Inc.	559,619
8,662	Goldman Sachs Group, Inc.~	4,485,097
32,205	Huntington Bancshares, Inc.	502,076
3,683	Jack Henry & Associates, Inc.	670,048
39,213	JPMorgan Chase & Company	8,702,149
3,989	M&T Bank Corp.	776,579
11,338	Marsh & McLennan Companies, Inc.	2,474,405
12,904	Mastercard, Inc. - Class A~	6,446,709
12,363	MetLife, Inc.	969,507
20,097	Morgan Stanley	2,336,276
6,393	Northern Trust Corp.	642,624
10,321	PayPal Holdings, Inc.#	818,455
4,789	Prudential Financial, Inc.	586,557
4,153	S&P Global, Inc.	1,994,935
5,633	State Street Corp.	522,742
5,334	Travelers Companies, Inc.	1,311,844
14,757	US Bancorp~	712,911
29,276	Visa, Inc. - Class A	8,485,649
75,872	Wells Fargo & Company~	4,925,610
		89,782,012
	Health Care (11.4%)
21,184	Abbott Laboratories	2,401,630
26,316	AbbVie, Inc.	5,365,043
13,582	Agilent Technologies, Inc.	1,769,870
5,960	Amgen, Inc.	1,908,154
14,872	Baxter International, Inc.	530,930
4,975	Becton Dickinson & Company	1,162,110
3,099	Biogen, Inc.#	539,226
43,880	Boston Scientific Corp.#	3,686,798
41,870	Bristol-Myers Squibb Company~	2,335,090
9,676	Centene Corp.#	602,428
4,111	Cigna Group	1,294,184
18,180	CVS Health Corp.	1,026,443
11,872	Danaher Corp.	2,916,475
7,726	Dexcom, Inc.#	544,528
13,846	Edwards Lifesciences Corp.#	927,820
12,186	Eli Lilly & Company~	10,111,212
5,097	GE Healthcare, Inc.	445,223
19,367	Gilead Sciences, Inc.	1,720,177
4,055	HCA Healthcare, Inc.	1,454,691
2,619	Humana, Inc.	675,257
6,938	Intuitive Surgical, Inc.#	3,495,642
NUMBER OF SHARES		VALUE
3,926	IQVIA Holdings, Inc.#	$808,049
33,502	Johnson & Johnson	5,355,630
3,839	Labcorp Holdings, Inc.	876,329
2,530	McKesson Corp.	1,266,493
20,540	Medtronic, PLC	1,833,195
40,055	Merck & Company, Inc.	4,098,428
81,222	Pfizer, Inc.	2,298,583
988	Regeneron Pharmaceuticals, Inc.#	828,142
1,425	Solventum Corp.#	103,426
3,618	Stryker Corp.	1,289,021
7,092	Thermo Fisher Scientific, Inc.~	3,874,501
14,629	UnitedHealth Group, Inc.	8,258,070
3,775	Vertex Pharmaceuticals, Inc.#	1,796,824
3,598	Zimmer Biomet Holdings, Inc.	384,698
9,631	Zoetis, Inc.	1,721,830
		79,706,150
	Industrials (8.7%)
5,701	3M Company	732,408
4,314	Allegion, PLC	602,364
8,220	Automatic Data Processing, Inc.	2,377,553
5,630	Boeing Company#	840,615
22,488	Carrier Global Corp.	1,635,327
11,455	Caterpillar, Inc.~	4,309,371
60,819	CSX Corp.~	2,045,951
4,136	Deere & Company	1,673,798
14,219	Delta Air Lines, Inc.	813,611
5,674	Eaton Corp., PLC	1,881,385
16,231	Emerson Electric Company	1,757,330
3,823	GE Vernova, Inc.#	1,153,246
4,209	Generac Holdings, Inc.#	696,800
3,589	General Dynamics Corp.	1,046,588
15,296	General Electric Company	2,627,547
13,749	Honeywell International, Inc.	2,827,894
711	Hubbell, Inc.	303,618
5,114	Illinois Tool Works, Inc.	1,335,419
13,191	Johnson Controls International, PLC	996,580
5,713	L3Harris Technologies, Inc.	1,413,796
2,881	Lockheed Martin Corp.	1,573,170
12,068	Masco Corp.	964,354
3,281	Norfolk Southern Corp.	821,661
2,950	Northrop Grumman Corp.~	1,501,609
5,402	Otis Worldwide Corp.	530,477
12,662	PACCAR, Inc.	1,320,393
7,726	Paychex, Inc.	1,076,464
2,773	Paycom Software, Inc.	579,640
12,986	Pentair, PLC	1,287,172
4,848	Quanta Services, Inc.	1,462,302

See accompanying Notes to Schedule of Investments

www.calamos.com

Hedged Equity Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
29,334	RTX Corp.	$3,549,121
25,923	Southwest Airlines Company	792,725
36,528	Uber Technologies, Inc.#	2,631,843
11,457	Union Pacific Corp.	2,658,826
14,973	United Airlines Holdings, Inc.#	1,171,787
9,677	United Parcel Service, Inc. - Class B	1,297,299
1,801	United Rentals, Inc.	1,463,853
3,956	Veralto Corp.	404,264
4,856	Verisk Analytics, Inc.	1,334,040
9,295	Waste Management, Inc.	2,006,326
6,677	Xylem, Inc.	813,125
		60,311,652
	Information Technology (30.5%)
8,124	Accenture, PLC - Class A	2,801,318
5,941	Adobe, Inc.#	2,840,273
27,112	Advanced Micro Devices, Inc.#	3,906,026
25,233	Amphenol Corp. - Class A	1,691,116
10,074	Analog Devices, Inc.	2,247,610
212,174	Apple, Inc.~	47,932,228
12,298	Applied Materials, Inc.	2,233,071
3,539	Arista Networks, Inc.#	1,367,611
3,512	Autodesk, Inc.#	996,706
64,910	Broadcom, Inc.	11,019,771
74,197	Cisco Systems, Inc.	4,063,770
9,850	Cognizant Technology Solutions Corp. - Class A	734,711
2,074	Enphase Energy, Inc.#	172,225
3,631	Gartner, Inc.#	1,824,577
20,249	HP, Inc.	719,244
62,656	Intel Corp.	1,348,357
9,908	International Business Machines Corp.	2,048,182
5,196	Intuit, Inc.~	3,171,119
15,500	Lam Research Corp.	1,152,425
24,004	Micron Technology, Inc.~	2,391,999
106,720	Microsoft Corp.~	43,365,672
5,455	NetApp, Inc.	629,016
354,252	NVIDIA Corp.	47,030,496
5,433	NXP Semiconductors, NV	1,274,038
8,500	ON Semiconductor Corp.#	599,165
26,394	Oracle Corp.~	4,429,969
6,430	Palo Alto Networks, Inc.#	2,316,922
5,206	PTC, Inc.#	964,828
6,566	Qorvo, Inc.#	467,893
17,346	QUALCOMM, Inc.	2,823,408
16,418	Salesforce, Inc.	4,783,713
3,489	ServiceNow, Inc.#	3,255,202
7,747	Skyworks Solutions, Inc.	678,482
NUMBER OF SHARES		VALUE
6,920	Super Micro Computer, Inc.#^	$201,441
5,267	TE Connectivity, PLC	776,461
7,812	Teradyne, Inc.	829,713
9,659	Texas Instruments, Inc.	1,962,322
2,371	Tyler Technologies, Inc.#	1,435,854
		212,486,934
	Materials (2.0%)
4,767	Air Products & Chemicals, Inc.	1,480,297
3,897	Avery Dennison Corp.	806,796
4,904	Celanese Corp.^	617,757
13,588	Corteva, Inc.	827,781
13,585	Dow, Inc.	670,827
12,214	DuPont de Nemours, Inc.	1,013,640
38,304	Freeport-McMoRan, Inc.	1,724,446
10,654	Linde, PLC	4,859,822
6,040	PPG Industries, Inc.	752,040
3,698	Sherwin-Williams Company	1,326,731
		14,080,137
	Real Estate (2.0%)
4,152	Alexandria Real Estate Equities, Inc.	463,156
5,219	American Tower Corp.	1,114,465
7,360	Camden Property Trust	852,214
10,348	Crown Castle, Inc.	1,112,307
5,814	Digital Realty Trust, Inc.	1,036,229
954	Equinix, Inc.	866,308
38,809	Healthpeak Properties, Inc.	871,262
4,967	Mid-America Apartment Communities, Inc.	751,706
15,283	Prologis, Inc.	1,726,062
2,736	Public Storage	900,308
22,815	Realty Income Corp.	1,354,527
7,747	Regency Centers Corp.	553,446
12,028	UDR, Inc.	507,461
9,731	Welltower, Inc.	1,312,517
18,110	Weyerhaeuser Company	564,308
		13,986,276
	Utilities (2.1%)
29,640	AES Corp.	488,764
11,605	American Electric Power Company, Inc.	1,145,994
9,039	Consolidated Edison, Inc.	919,085
23,357	Dominion Energy, Inc.	1,390,442
14,781	Duke Energy Corp.	1,703,806
6,539	Edison International	538,814
6,617	Entergy Corp.	1,024,179
25,704	Exelon Corp.	1,010,167
14,970	FirstEnergy Corp.	626,195
23,776	NextEra Energy, Inc.	1,884,248
18,291	NiSource, Inc.	643,112

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Hedged Equity Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
11,495	Public Service Enterprise Group, Inc.	$1,027,768
16,408	Southern Company	1,493,620
13,174	Xcel Energy, Inc.	880,155
		14,776,349
	TOTAL COMMON STOCKS (Cost $419,264,026)	684,297,557
EXCHANGE-TRADED FUND (1.6%)
	Other (1.6%)
19,193	SPDR® S&P 500® ETF Trust (Cost $10,292,372)	10,913,907
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTION (3.3%)#
	Other (3.3%)
825	S&P 500 Index
470,699,625	Put, 12/19/25, Strike $5,600.00 (Cost $23,327,062)	23,161,875
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.1%)
441,669	State Street Navigator Securities Lending Government Money Market Portfolio, 4.871%†*** (Cost $441,669)	441,669
	TOTAL INVESTMENTS (103.1%) (Cost $453,325,129)	718,815,008
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.1%)		(441,669)
LIABILITIES, LESS OTHER ASSETS (-3.0%)		(21,176,959)
NET ASSETS (100.0%)		$697,196,380
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-3.6%)#
	Other (-3.6%)
	S&P 500 Index
(400)
(228,218,000)	Call, 12/19/25, Strike $5,600.00	(24,634,000)
(50)
(28,527,250)	Put, 12/19/25, Strike $4,500.00	(484,500)
	TOTAL WRITTEN OPTIONS (Premium $24,114,418)	$(25,118,500)

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $104,466,617.

#  Non-income producing security.

^  Security, or portion of security, is on loan.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2024.

***  The rate disclosed is the 7 day net yield as of October 31, 2024.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

www.calamos.com

Phineus Long/Short Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES			VALUE
COMMON STOCKS (85.1%)
		Communication Services (6.7%)
245,000		Alphabet, Inc. - Class A~	$41,921,950
900,000		Pinterest, Inc. - Class A~#	28,611,000
			70,532,950
		Consumer Discretionary (9.5%)
131,500		Airbnb, Inc. - Class A~#	17,724,885
171,000		Amazon.com, Inc.~#	31,874,400
89,000		Marriott International, Inc. - Class A~	23,141,780
340,000		NIKE, Inc. - Class B~	26,224,200
			98,965,265
		Financials (6.3%)
314,500		Morgan Stanley~	36,560,625
443,500		Wells Fargo & Company~	28,792,020
			65,352,645
		Health Care (12.3%)
113,000		IQVIA Holdings, Inc.#	23,257,660
368,500		Medtronic, PLC~	32,888,625
343,000		Merck & Company, Inc.~	35,095,760
353,000		Zimmer Biomet Holdings, Inc.~	37,742,760
			128,984,805
		Industrials (29.4%)
257,000		3M Company~	33,016,790
660,000		CSX Corp.~	22,202,400
635,000		Delta Air Lines, Inc.~	36,334,700
242,000		Emerson Electric Company~	26,201,340
34,500		General Dynamics Corp.~	10,060,545
118,000		Honeywell International, Inc.~	24,270,240
171,000		L3Harris Technologies, Inc.~	42,317,370
42,500		Northrop Grumman Corp.~	21,633,350
121,500		Union Pacific Corp.~	28,196,505
802,000		United Airlines Holdings, Inc.~#	62,764,520
			306,997,760
		Information Technology (20.9%)
126,000		Analog Devices, Inc.~	28,111,860
18,500	EUR	ASM International, NV	10,332,382
83,000		Jabil, Inc.~	10,216,470
4,900		KLA Corp.	3,264,527
116,500		Microsoft Corp.~	47,339,775
100,000		MKS Instruments, Inc.~	9,933,000
292,000		Oracle Corp.~	49,009,280
239,500		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)~	45,634,330
NUMBER OF SHARES		VALUE
61,500	Workday, Inc. - Class A~#	$14,381,775
		218,223,399
	TOTAL COMMON STOCKS (Cost $766,905,443)	889,056,824
EXCHANGE-TRADED FUNDS (2.5%)
	Other (2.5%)
293,500	Energy Select Sector SPDR Fund^ (Cost $26,128,844)	26,001,165
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.9%)#
	Consumer Discretionary (0.1%)
1,710	Amazon.com, Inc.
31,874,400	Put, 11/01/24, Strike $182.50	769,500
545	Home Depot, Inc.
21,459,375	Put, 11/15/24, Strike $380.00	318,825
		1,088,325
	Health Care (0.0%)
1,930	Merck & Company, Inc.
19,747,760	Put, 11/01/24, Strike $102.00	101,325
	Industrials (0.1%)
2,570	3M Company
33,016,790	Put, 11/01/24, Strike $124.00	7,710
3,925	Industrial Select Sector SPDR Fund
52,528,275	Put, 11/08/24, Strike $135.00	957,700
		965,410
	Information Technology (0.1%)
445	Adobe, Inc.
21,274,560	Call, 12/06/24, Strike $500.00	440,550
	Other (0.6%)
4,300	Invesco QQQ Trust Series 1
208,055,500	Put, 11/15/24, Strike $480.00	3,500,200
11,200	iShares 20+ Year Treasury Bond ETF
103,544,000	Put, 11/15/24, Strike $90.00	957,600
20,900	iShares MSCI Mexico ETF
108,512,800	Put, 11/15/24, Strike $50.00	1,881,000
		6,338,800
	TOTAL PURCHASED OPTIONS (Cost $6,563,099)	8,934,410

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Phineus Long/Short Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.5%)
15,524,550	State Street Navigator Securities Lending Government Money Market Portfolio, 4.871%†*** (Cost $15,524,550)	$15,524,550
	TOTAL INVESTMENTS (90.0%) (Cost $815,121,936)	939,516,949
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.5%)		(15,524,550)
OTHER ASSETS, LESS LIABILITIES (11.5%)		119,837,284
NET ASSETS (100.0%)		$1,043,829,683
NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-4.8%)#
	Consumer Staples (-1.4%)
(173,000)	Walmart, Inc.	(14,177,350)
	Industrials (-1.1%)
(95,000)	RTX Corp.	(11,494,050)
	Information Technology (-2.3%)
(4,900)	KLA Corp.	(3,264,527)
(31,500)	Palo Alto Networks, Inc.	(11,350,395)
(94,000)	Teradyne, Inc.	(9,983,740)
		(24,598,662)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $49,249,204)	(50,270,062)
EXCHANGE-TRADED FUNDS SOLD SHORT (-73.7%)#
	Other (-73.7%)
(1,256,500)	iShares Core S&P 500 ETF	(717,763,060)
(2,275,000)	U.S. Global Jets ETF	(51,733,500)
	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $789,410,226)	(769,496,560)
	TOTAL SECURITIES SOLD SHORT (Proceeds $838,659,430)	(819,766,622)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
WRITTEN OPTIONS (-2.0%)#
		Consumer Discretionary (-0.1%)
(2,565)		Amazon.com, Inc.
(47,811,600)		Put, 12/20/24, Strike $160.00	$(487,350)
(545)		Home Depot, Inc.
(21,459,375)		Put, 12/20/24, Strike $340.00	(139,520)
(400)		Tesla, Inc.
(9,994,000)		Call, 11/15/24, Strike $260.00	(289,000)
			(915,870)
		Financials (0.0%)
(960)		Mastercard, Inc.
(47,960,640)		Put, 12/20/24, Strike $430.00	(135,360)
		Health Care (0.0%)
(560)		Eli Lilly & Company
(46,465,440)		Put, 11/08/24, Strike $710.00	(21,000)
		Industrials (-1.0%)
(3,855)		3M Company
(49,525,185)		Put, 12/20/24, Strike $115.00	(372,008)
(2,895)		Boeing Company
(43,225,245)		Put, 12/20/24, Strike $180.00	(9,097,538)
(345)		General Dynamics Corp.
(10,060,545)		Call, 11/15/24, Strike $320.00	(6,900)
(15,700)		Industrial Select Sector SPDR Fund
(210,113,100)		Put, 12/20/24, Strike $120.00	(839,950)
		L3Harris Technologies, Inc.
(1,710)
(42,317,370)		Call, 12/20/24, Strike $270.00	(282,150)
(855)
(21,158,685)		Put, 12/20/24, Strike $210.00	(53,437)
			(10,651,983)
		Information Technology (-0.4%)
		Adobe, Inc.
(670)
(32,031,360)		Call, 01/17/25, Strike $570.00	(437,175)
(445)
(21,274,560)		Put, 11/08/24, Strike $465.00	(202,475)
(2,920)		Oracle Corp.
(49,009,280)		Call, 11/15/24, Strike $160.00	(2,861,600)
(875)		Super Micro Computer, Inc.
(2,547,125)		Call, 11/01/24, Strike $59.00	(2,187)
			(3,503,437)
		Other (-0.5%)
(725	) EUR	adidas AG
(8,666,650)		Call, 12/20/24, Strike 260.00	(57,963)
(5,750)		Energy Select Sector SPDR Fund
(50,939,250)		Call, 11/15/24, Strike $95.00	(123,625)
(8,600)		Invesco QQQ Trust Series 1
(416,111,000)		Put, 11/22/24, Strike $440.00	(1,797,400)

See accompanying Notes to Schedule of Investments

www.calamos.com

Phineus Long/Short Fund Schedule of Investments October 31, 2024

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
(11,200)	iShares 20+ Year Treasury Bond ETF
(103,544,000)	Put, 12/20/24, Strike $85.00	$(565,600)
(20,900)	iShares MSCI Mexico ETF
(108,512,800)	Put, 12/20/24, Strike $47.00	(1,881,000)
(25,000)	U.S. Global Jets ETF
(56,850,000)	Put, 11/15/24, Strike $20.00	(937,500)
		(5,363,088)
	TOTAL WRITTEN OPTIONS (Premium $20,967,001)	$(20,590,738)

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $580,240,146.

#  Non-income producing security.

^  Security, or portion of security, is on loan.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2024.

***  The rate disclosed is the 7 day net yield as of October 31, 2024.

FOREIGN CURRENCY ABBREVIATIONS

EUR  European Monetary Unit

ABBREVIATION

ADR  American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Merger Arbitrage Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (31.8%)
	Communication Services (10.6%)
91,000	TechTarget, Inc.~ 0.000%, 12/15/26	$89,585
133,000	Perficient, Inc. 0.125%, 11/15/26	132,765
		222,350
	Consumer Discretionary (2.4%)
43,000	Alibaba Group Holding, Ltd.~* 0.500%, 06/01/31	49,599
	Information Technology (18.8%)
55,000	Rapid7, Inc.~ 0.250%, 03/15/27	51,712
88,000	Shift4 Payments, Inc.~ 0.500%, 08/01/27	90,463
74,000	Five9, Inc.* 1.000%, 03/15/29	63,084
68,000	Envestnet, Inc. 0.750%, 08/15/25	67,122
27,000	Wolfspeed, Inc. 0.250%, 02/15/28	15,975
43,000	Infinera Corp. 3.750%, 08/01/28	51,253
53,000	BlackLine, Inc.* 1.000%, 06/01/29	55,300
		394,909
	TOTAL CONVERTIBLE BONDS (Cost $642,202)	666,858
NUMBER OF SHARES		VALUE
COMMON STOCKS (64.2%)
	Consumer Discretionary (1.7%)
400	iRobot Corp.~#	3,492
1,590	Capri Holdings, Ltd.~#	31,387
		34,879
	Consumer Staples (10.8%)
10,946	Albertsons Companies, Inc. - Class A	198,122
97	Boston Beer Company, Inc. - Class A#	28,234
		226,356
	Energy (13.4%)
1,185	Hess Corp.	159,359
3,975	ChampionX Corp.	112,174
303	Noble Corp., PLC	9,690
		281,223
NUMBER OF SHARES		VALUE
	Health Care (7.6%)
1,391	Amedisys, Inc.~#	$131,588
972	Pfizer, Inc.	27,508
		159,096
	Information Technology (16.6%)
208	Blackbaud, Inc.#	15,706
239	Silicon Motion Technology Corp. (ADR)	12,861
5,022	Juniper Networks, Inc.~	195,356
180	Twilio, Inc. - Class A~#	14,517
310	Ansys, Inc.~#	99,327
2,489	Matterport, Inc.~#	11,350
		349,117
	Materials (6.7%)
2,628	United States Steel Corp.~	102,098
257	Arch Resources, Inc.	37,717
		139,815
	Special Purpose Acquisition Companies (7.4%)#
4,527	Four Leaf Acquisition Corp. - Class A	49,933
7,970	Everest Consolidator Acquisition Corp.	90,778
230	Quetta Acquisition Corp.	2,415
327	Ai Transportation Acquisition Corp.	3,446
231	Spark I Acquisition Corp.	2,435
200	Generation Asia I Acquisition, Ltd. - Class A	2,278
409	Black Hawk Acquisition Corp. - Class A	4,221
		155,506
	TOTAL COMMON STOCKS (Cost $1,444,125)	1,345,992
RIGHTS (0.0%)#
	Consumer Staples (0.0%)
755	Mirati Therapeutics, Inc., (Expires 12/31/99)‡‡‡	755
	Special Purpose Acquisition Companies (0.0%)
23	Quetta Acquisition Corp., (Expires 11/30/24)	39
327	AI Transportation Acquisition Corp., (Expires 10/25/24)	34
81	Black Hawk Acquisition Corp., (Expires 6/20/25)	89
		162
	TOTAL RIGHTS (Cost $705)	917

See accompanying Notes to Schedule of Investments

www.calamos.com

Merger Arbitrage Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
WARRANT (0.0%)#
	Special Purpose Acquisition Company (0.0%)
115	Spark I Acquisition Corp. 11/27/28, Strike $11.50 (Cost $16)	$15
	TOTAL INVESTMENTS (96.0%) (Cost $2,087,048)	2,013,782
OTHER ASSETS, LESS LIABILITIES (4.0%)		83,197
NET ASSETS (100.0%)		$2,096,979
COMMON STOCKS SOLD SHORT (-13.8%)#
	Energy (-11.2%)
(2,922)	Schlumberger, NV	(117,084)
(791)	Chevron Corp.	(117,717)
		(234,801)
	Information Technology (-2.6%)
(106)	Synopsys, Inc.	(54,443)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $305,532)	(289,244)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTION (-0.2%)#
	Industrials (-0.2%)
(14)	Albertsons Companies, Inc.
(25,340)	Call, 01/17/25, Strike $18.00 (Premium $2,961)	$(3,150)

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $507,947.

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

#  Non-income producing security.

‡‡‡  Security fair valued using significant unobservable inputs and classified as a Level 3 security.

ABBREVIATION

ADR  American Depositary Receipt

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Convertible Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (88.5%)
	Communication Services (5.1%)
9,250,000	Liberty Media Corp.* 2.375%, 09/30/53	$11,584,238
11,250,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	12,460,387
16,750,000	Snap, Inc.*^ 0.500%, 05/01/30	14,998,285
4,000,000	Zillow Group, Inc. 1.375%, 09/01/26	5,466,000
		44,508,910
	Consumer Discretionary (16.0%)
16,000,000	Alibaba Group Holding, Ltd.* 0.500%, 06/01/31	18,455,360
6,750,000	Booking Holdings, Inc. 0.750%, 05/01/25	16,799,467
5,750,000	Carnival Corp. 5.750%, 12/01/27	10,527,445
9,000,000	Etsy, Inc. 0.125%, 10/01/26	8,684,820
3,750,000	Ford Motor Company^ 0.000%, 03/15/26	3,647,775
8,250,000	JD.com, Inc.*^ 0.250%, 06/01/29	9,420,098
2,695,000	Lucid Group, Inc.* 1.250%, 12/15/26	1,990,015
8,250,000	Meritage Homes Corp.*^ 1.750%, 05/15/28	8,762,820
14,000,000	Rivian Automotive, Inc. 3.625%, 10/15/30	10,752,560
4,625,000	Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	19,219,927
7,750,000	Shake Shack, Inc. 0.000%, 03/01/28	7,754,108
8,500,000	Trip.com Group, Ltd.* 0.750%, 06/15/29	10,022,095
7,500,000	Wayfair, Inc. 3.500%, 11/15/28	9,231,300
3,600,000	3.250%, 09/15/27	3,791,412
		139,059,202
	Consumer Staples (2.3%)
4,250,000	Enovis Corp. 3.875%, 10/15/28	4,435,300
2,215,000	Immunocore Holdings, PLC* 2.500%, 02/01/30	1,920,649
8,000,000	Post Holdings, Inc. 2.500%, 08/15/27	9,163,120
4,250,000	Spectrum Brands, Inc.*^ 3.375%, 06/01/29	4,307,630
		19,826,699
PRINCIPAL AMOUNT		VALUE
	Energy (1.1%)
4,250,000	Kosmos Energy, Ltd.* 3.125%, 03/15/30	$3,814,417
5,000,000	Northern Oil & Gas, Inc.^ 3.625%, 04/15/29	5,772,950
		9,587,367
	Financials (1.9%)
4,375,000	Coinbase Global, Inc. 0.250%, 04/01/30*	3,984,619
4,000,000	0.500%, 06/01/26^	3,921,240
8,750,000	Global Payments, Inc.*^ 1.500%, 03/01/31	8,347,150
		16,253,009
	Health Care (10.9%)
5,500,000	Alnylam Pharmaceuticals, Inc.^ 1.000%, 09/15/27	6,281,220
6,000,000	CONMED Corp. 2.250%, 06/15/27	5,526,840
16,750,000	Dexcom, Inc. 0.375%, 05/15/28	14,779,195
10,750,000	Exact Sciences Corp. 0.375%, 03/01/28^	10,039,532
4,000,000	2.000%, 03/01/30*	4,536,280
8,250,000	Halozyme Therapeutics, Inc. 0.250%, 03/01/27	7,920,990
1,875,000	Insmed, Inc. 0.750%, 06/01/28	3,984,769
5,750,000	Insulet Corp. 0.375%, 09/01/26	6,785,575
7,625,000	Integer Holdings Corp.^ 2.125%, 02/15/28	11,601,209
5,500,000	Ionis Pharmaceuticals, Inc. 0.000%, 04/01/26	5,435,100
4,250,000	Jazz Investments I, Ltd.*^ 3.125%, 09/15/30	4,379,498
2,859,000	Lantheus Holdings, Inc. 2.625%, 12/15/27	4,436,282
3,500,000	Merit Medical Systems, Inc.*^ 3.000%, 02/01/29	4,553,465
4,250,000	Sarepta Therapeutics, Inc. 1.250%, 09/15/27	4,818,437
		95,078,392
	Industrials (5.5%)
5,000,000	Axon Enterprise, Inc. 0.500%, 12/15/27	9,474,750
3,500,000	Fluor Corp.^ 1.125%, 08/15/29	4,589,795
3,875,000	Middleby Corp. 1.000%, 09/01/25	4,266,336
7,000,000	Tetra Tech, Inc. 2.250%, 08/15/28	9,449,370

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
10,532,000	Uber Technologies, Inc. 0.875%, 12/01/28*	$12,687,795
6,750,000	0.000%, 12/15/25^	7,265,970
		47,734,016
	Information Technology (35.8%)
4,750,000	Advanced Energy Industries, Inc. 2.500%, 09/15/28	5,044,738
11,000,000	Akamai Technologies, Inc. 1.125%, 02/15/29	11,175,450
11,500,000	Bentley Systems, Inc. 0.125%, 01/15/26	11,359,355
4,250,000	Box, Inc.* 1.500%, 09/15/29	4,174,903
8,000,000	Confluent, Inc. 0.000%, 01/15/27	7,148,240
5,000,000	CyberArk Software, Ltd. 0.000%, 11/15/24	8,802,500
7,250,000	Datadog, Inc. 0.125%, 06/15/25	10,074,890
8,500,000	DigitalOcean Holdings, Inc. 0.000%, 12/01/26	7,548,000
8,750,000	Guidewire Software, Inc.* 1.250%, 11/01/29	8,909,600
8,250,000	Itron, Inc.* 1.375%, 07/15/30	9,004,380
7,750,000	Lumentum Holdings, Inc.^ 1.500%, 12/15/29	8,987,907
4,250,000	Microchip Technology, Inc.*^ 0.750%, 06/01/30	4,108,645
8,750,000	MicroStrategy, Inc.* 0.625%, 03/15/30	16,083,812
16,250,000	MKS Instruments, Inc.* 1.250%, 06/01/30	15,654,600
7,000,000	NCL Corp., Ltd. 5.375%, 08/01/25	10,035,060
3,500,000	Nutanix, Inc.^ 0.250%, 10/01/27	4,310,005
19,250,000	ON Semiconductor Corp. 0.500%, 03/01/29	19,223,627
4,500,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	16,286,535
10,250,000	Parsons Corp.* 2.625%, 03/01/29	13,286,767
4,000,000	Q2 Holdings, Inc. 0.750%, 06/01/26	4,494,200
8,000,000	Rapid7, Inc. 1.250%, 03/15/29	7,632,320
10,000,000	Seagate HDD Cayman 3.500%, 06/01/28	13,389,800
21,750,000	Shift4 Payments, Inc. 0.000%, 12/15/25	26,605,905
12,750,000	Snowflake, Inc.*^ 0.000%, 10/01/29	13,021,575
PRINCIPAL AMOUNT		VALUE
7,500,000	Tyler Technologies, Inc. 0.250%, 03/15/26	$9,517,575
7,744,000	Unity Software, Inc. 0.000%, 11/15/26	6,910,668
8,250,000	Varonis Systems, Inc.*^ 1.000%, 09/15/29	8,349,248
4,250,000	Vertex, Inc.* 0.750%, 05/01/29	5,605,623
8,750,000	Western Digital Corp.* 3.000%, 11/15/28	12,529,737
10,000,000	Wolfspeed, Inc. 1.875%, 12/01/29	5,029,100
6,250,000	Zscaler, Inc. 0.125%, 07/01/25	7,894,438
		312,199,203
	Real Estate (1.4%)
10,000,000	Welltower OP, LLC*^ 3.125%, 07/15/29	11,949,400
	Utilities (8.5%)
8,875,000	Alliant Energy Corp. 3.875%, 03/15/26	9,227,249
11,000,000	CMS Energy Corp. 3.375%, 05/01/28	11,670,230
8,000,000	Duke Energy Corp. 4.125%, 04/15/26	8,447,440
13,750,000	NextEra Energy Capital Holdings, Inc.* 3.000%, 03/01/27	17,073,237
11,500,000	PPL Capital Funding, Inc.^ 2.875%, 03/15/28	12,033,370
14,250,000	Southern Company 3.875%, 12/15/25	15,912,263
		74,363,789
	TOTAL CONVERTIBLE BONDS (Cost $670,352,120)	770,559,987
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (7.9%)
	Financials (3.7%)
127,810	Apollo Global Management, Inc. 6.750%, 07/31/26	9,760,850
173,440	Ares Management Corp.# 6.750%, 10/01/27	9,348,416
10,300	Bank of America Corp.^‡‡ 7.250%	12,720,500
		31,829,766
	Industrials (3.7%)
525,385	Boeing Company# 6.000%, 10/15/27	28,228,936
86,940	Chart Industries, Inc. 6.750%, 12/15/25	4,290,489
		32,519,425

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Convertible Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
	Information Technology (0.5%)
83,125	Hewlett Packard Enterprise Company# 7.625%, 09/01/27	$4,808,781
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $64,395,432)	69,157,972
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (7.4%)
64,401,143	State Street Navigator Securities Lending Government Money Market Portfolio, 4.871%†*** (Cost $64,401,143)	64,401,143
	TOTAL INVESTMENTS (103.8%) (Cost $799,148,695)	904,119,102
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-7.4%)		(64,401,143)
OTHER ASSETS, LESS LIABILITIES (3.6%)		31,490,933
NET ASSETS (100.0%)		$871,208,892

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	South Korean Won	11/27/24	9,653,669,000	$7,001,512	$(31,614)
State Street Bank and Trust	South Korean Won	11/27/24	8,018,002,000	5,815,213	(190,332)
State Street Bank and Trust	Hong Kong Dollar	11/27/24	14,411,000	1,854,647	(541)
State Street Bank and Trust	South Korean Won	11/27/24	1,348,131,000	977,758	(37,477)
State Street Bank and Trust	South Korean Won	11/27/24	1,119,279,000	811,779	(5,929)
State Street Bank and Trust	South Korean Won	11/27/24	590,505,000	428,275	(7,457)
					$(273,350)
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	South Korean Won	11/27/24	665,639,000	$482,768	$11,653
Bank of New York	Hong Kong Dollar	11/27/24	18,396,000	2,367,503	161
State Street Bank and Trust	Hong Kong Dollar	11/27/24	19,586,000	2,520,652	(861)
State Street Bank and Trust	Hong Kong Dollar	11/27/24	25,775,000	3,317,156	1,685
State Street Bank and Trust	Hong Kong Dollar	11/27/24	60,459,000	7,780,870	7,729
State Street Bank and Trust	Hong Kong Dollar	11/27/24	88,645,000	11,408,314	(18,526)
State Street Bank and Trust	South Korean Won	11/27/24	20,063,947,000	14,551,770	24,079
					$25,920

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

#  Non-income producing security.

‡‡  Perpetual maturity.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2024.

***  The rate disclosed is the 7 day net yield as of October 31, 2024.

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Convertible Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (88.2%)
		Communication Services (2.0%)
50,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	$327,271
1,257,000		Snap, Inc.* 0.500%, 05/01/30	1,125,543
808,000		Zillow Group, Inc. 1.375%, 09/01/26	1,104,132
			2,556,946
		Consumer Discretionary (28.1%)
2,363,200	EUR	Accor, SA 0.700%, 12/07/27	1,362,505
5,092,000		Alibaba Group Holding, Ltd.* 0.500%, 06/01/31	5,873,418
1,557,000		DraftKings Holdings, Inc. 0.000%, 03/15/28	1,318,935
772,000		Etsy, Inc. 0.125%, 10/01/26	744,965
1,329,000		Farfetch, Ltd. 3.750%, 05/01/27	27,803
1,400,000	AUD	Flight Centre Travel Group, Ltd. 1.625%, 11/01/28	878,212
3,835,000		JD.com, Inc.*^ 0.250%, 06/01/29	4,378,918
160,000,000	JPY	Kyoritsu Maintenance Company, Ltd. 0.000%, 01/29/26	1,189,533
1,330,000		Lucid Group, Inc.* 1.250%, 12/15/26	982,085
1,052,000		MakeMyTrip, Ltd. 0.000%, 02/15/28	2,777,911
1,752,000		Meritage Homes Corp.*^ 1.750%, 05/15/28	1,860,904
646,000		NIO, Inc. 4.625%, 10/15/30	498,150
900,000	GBP	Ocado Group, PLC 0.750%, 01/18/27	984,817
2,569,000		Rivian Automotive, Inc. 4.625%, 03/15/29	2,238,061
302,000		Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	1,255,009
160,000,000	JPY	Sanrio Company, Ltd. 0.000%, 12/14/28	1,785,842
700,000	EUR	Shop Apotheke Europe, NV 0.000%, 01/21/28	741,978
530,000		Stride, Inc. 1.125%, 09/01/27	966,651
2,522,000		Trip.com Group, Ltd.* 0.750%, 06/15/29	2,973,615
1,398,000		Wayfair, Inc. 3.500%, 11/15/28	1,720,714
1,283,000		Wynn Macau, Ltd.* 4.500%, 03/07/29	1,318,578
			35,878,604
PRINCIPAL AMOUNT			VALUE
		Consumer Staples (2.1%)
600,000	EUR	Davide Campari-Milano, NV 2.375%, 01/17/29	$617,068
625,000		Enovis Corp. 3.875%, 10/15/28	652,250
1,000,000	EUR	Fomento Economico Mexicano SAB de CV 2.625%, 02/24/26	1,080,788
313,000		Immunocore Holdings, PLC* 2.500%, 02/01/30	271,405
			2,621,511
		Energy (4.2%)
2,300,000	EUR	Eni S.p.A 2.950%, 09/14/30	2,583,585
670,000		Nabors Industries, Inc. 1.750%, 06/15/29	515,813
1,341,000		Northern Oil & Gas, Inc.^ 3.625%, 04/15/29	1,548,305
500,000	EUR	Saipem S.p.A 2.875%, 09/11/29	719,579
			5,367,282
		Financials (4.2%)
888,000		Affirm Holdings, Inc. 0.000%, 11/15/26	787,994
1,273,000		Coinbase Global, Inc.* 0.250%, 04/01/30	1,159,410
622,000		Global Payments, Inc.*^ 1.500%, 03/01/31	593,363
900,000	EUR	JPMorgan Chase Financial Company, LLC§ 0.000%, 01/14/25	1,002,970
1,299,000		Morgan Stanley Finance, LLC, Series B 1.000%, 11/23/27	1,869,001
			5,412,738
		Health Care (8.9%)
761,000		Alnylam Pharmaceuticals, Inc.^ 1.000%, 09/15/27	869,092
650,000		Coherus Biosciences, Inc. 1.500%, 04/15/26	508,105
841,000		CONMED Corp. 2.250%, 06/15/27	774,679
623,000		Dexcom, Inc. 0.375%, 05/15/28	549,698
785,000		Halozyme Therapeutics, Inc. 1.000%, 08/15/28	867,849
622,000		0.250%, 03/01/27	597,195
502,000		Innoviva, Inc. 2.500%, 08/15/25	605,251
788,000		Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	752,761

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Global Convertible Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT			VALUE
753,000		Ionis Pharmaceuticals, Inc. 0.000%, 04/01/26	$744,114
1,295,000		Jazz Investments I, Ltd. 2.000%, 06/15/26	1,283,099
415,000		Lantheus Holdings, Inc. 2.625%, 12/15/27	643,951
941,000		NeoGenomics, Inc. 0.250%, 01/15/28	776,363
600,000		Omnicell, Inc. 0.250%, 09/15/25	579,534
255,000		Pacira BioSciences, Inc. 0.750%, 08/01/25	245,223
759,000		Sarepta Therapeutics, Inc. 1.250%, 09/15/27	860,516
618,000		TransMedics Group, Inc.^ 1.500%, 06/01/28	730,915
			11,388,345
		Industrials (4.7%)
180,000,000	JPY	Daifuku Company Ltd. 0.000%, 09/13/30	1,334,244
600,000	EUR	Duerr, AG 0.750%, 01/15/26	629,559
700,000		L&F Company Ltd. 2.500%, 04/26/30	425,376
652,000		Middleby Corp. 1.000%, 09/01/25	717,845
400,000	EUR	Rheinmetall, AG Series B 2.250%, 02/07/30	709,178
600,000	EUR	SPIE, SA 2.000%, 01/17/28	753,909
1,196,000		Uber Technologies, Inc.* 0.875%, 12/01/28	1,440,809
			6,010,920
		Information Technology (26.5%)
978,000		Akamai Technologies, Inc. 1.125%, 02/15/29	993,599
610,000		0.125%, 05/01/25	681,047
691,000		BILL Holdings, Inc. 0.000%, 04/01/27	610,132
973,000		CyberArk Software, Ltd. 0.000%, 11/15/24	1,712,966
496,000		Datadog, Inc. 0.125%, 06/15/25	689,261
2,203,000		DigitalOcean Holdings, Inc. 0.000%, 12/01/26	1,956,264
1,374,000		Dropbox, Inc. 0.000%, 03/01/28	1,331,145
637,000		Five9, Inc.* 1.000%, 03/15/29	543,030
600,000		Gigabyte Technology Company, Ltd. 0.000%, 07/27/28	599,610
PRINCIPAL AMOUNT			VALUE
500,000	EUR	GlobalWafers GmbH 1.500%, 01/23/29	$498,238
649,000		Guidewire Software, Inc.* 1.250%, 11/01/29	660,838
663,000		LivePerson, Inc. 0.000%, 12/15/26	300,803
1,367,000		Microchip Technology, Inc. 0.125%, 11/15/24	1,363,924
923,000		MicroStrategy, Inc.* 0.875%, 03/15/31	1,243,327
633,000		MKS Instruments, Inc.* 1.250%, 06/01/30	609,807
2,783,000		NCL Corp., Ltd. 1.125%, 02/15/27	2,873,587
700,000	EUR	Nexi S.p.A 0.000%, 02/24/28	659,577
569,000		Nice, Ltd. 0.000%, 09/15/25	542,320
1,301,000		ON Semiconductor Corp. 0.500%, 03/01/29	1,299,218
824,000		0.000%, 05/01/27^	1,178,658
621,000		Parsons Corp.* 2.625%, 03/01/29	804,984
729,000		Pegasystems, Inc. 0.750%, 03/01/25	717,321
1,291,000		Seagate HDD Cayman 3.500%, 06/01/28	1,728,623
329,000		Shift4 Payments, Inc. 0.000%, 12/15/25	402,453
600,000		SK Hynix, Inc. 1.750%, 04/11/30	1,019,724
1,285,000		Snowflake, Inc.* 0.000%, 10/01/29	1,312,370
708,200	EUR	SOITEC 0.000%, 10/01/25	1,291,768
1,232,000		Super Micro Computer, Inc.* 0.000%, 03/01/29	959,469
796,000		Tyler Technologies, Inc.^ 0.250%, 03/15/26	1,010,132
1,253,000		Varonis Systems, Inc.* 1.000%, 09/15/29	1,268,074
977,000		Workiva, Inc. 1.250%, 08/15/28	924,144
120,000		1.125%, 08/15/26	140,321
1,243,000		Xero Investments, Ltd. 1.625%, 06/12/31	1,367,312
490,000		Zscaler, Inc. 0.125%, 07/01/25	618,924
			33,912,970
		Materials (3.4%)
1,448,000		Amyris, Inc. 0.000%, 11/15/26	22,371
1,200,000		Gold Pole Capital Company, Ltd. 1.000%, 06/25/29	1,267,812
See accompanying Notes to Schedule of Investments

www.calamos.com

Global Convertible Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT			VALUE
1,300,000		LG Chem, Ltd. 1.250%, 07/18/28	$1,270,295
844,000		Lithium Americas Corp. 1.750%, 01/15/27	666,431
1,100,000	EUR	POSCO Holdings, Inc. 0.000%, 09/01/26	1,157,901
			4,384,810
		Real Estate (0.9%)
1,235,000		Redfin Corp. 0.000%, 10/15/25	1,145,660
		Utilities (3.2%)
1,282,000		American Water Capital Corp. 3.625%, 06/15/26	1,294,602
624,000		CMS Energy Corp. 3.375%, 05/01/28	662,020
1,307,000		PPL Capital Funding, Inc.^ 2.875%, 03/15/28	1,367,619
651,000		Southern Company 3.875%, 12/15/25	726,939
			4,051,180
		TOTAL CONVERTIBLE BONDS (Cost $108,952,111)	112,730,966
NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (6.9%)
		Financials (2.0%)
32,723		Apollo Global Management, Inc. 6.750%, 07/31/26	2,499,055
		Industrials (3.2%)
76,944		Boeing Company# 6.000%, 10/15/27	4,134,201
		Information Technology (1.1%)
24,968		Hewlett Packard Enterprise Company# 7.625%, 09/01/27	1,444,399
		Utilities (0.6%)
15,361		NextEra Energy, Inc.^ 6.926%, 09/01/25	687,405
		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,780,277)	8,765,060
PRINCIPAL AMOUNT			VALUE
U.S. GOVERNMENT AND AGENCY SECURITY (2.8%)
		Other (2.8%)
3,593,000		U.S. Treasury Note 1.750%, 03/15/25 (Cost $3,549,671)	$3,557,281
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTIONS (0.0%)#
		Energy (0.0%)
164		Eog Resources, Inc.
2,000,144		Call, 01/17/25, Strike $141.00	22,140
462	EUR	Totalenergies, SE
2,948,077		Call, 12/20/24, Strike 65.00	9,739
			31,879
		TOTAL PURCHASED OPTIONS (Cost $342,908)	31,879
NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (9.5%)
12,132,958		State Street Navigator Securities Lending Government Money Market Portfolio, 4.871%†*** (Cost $12,132,958)	12,132,958
		TOTAL INVESTMENTS (107.4%) (Cost $132,757,925)	137,218,144
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-9.5%)			(12,132,958)
OTHER ASSETS, LESS LIABILITIES (2.1%)			2,720,527
NET ASSETS (100.0%)			$127,805,713

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

#  Non-income producing security.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Global Convertible Fund Schedule of Investments October 31, 2024

†  Represents investment of cash collateral received from securities on loan as of October 31, 2024.

***  The rate disclosed is the 7 day net yield as of October 31, 2024.

FOREIGN CURRENCY ABBREVIATIONS

AUD  Australian Dollar

EUR  European Monetary Unit

GBP  British Pound Sterling

JPY  Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE
OCTOBER 31, 2024

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$116,899,883	85.2%
European Monetary Unit	13,818,342	10.1%
Japanese Yen	4,636,890	3.4%
British Pound Sterling	984,817	0.7%
Australian Dollar	878,212	0.6%
Total Investments	$137,218,144	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

www.calamos.com

Timpani Small Cap Growth Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
COMMON STOCKS (99.8%)
	Communication Services (0.4%)
36,923	EverQuote, Inc. - Class A#	$663,875
70,764	Magnite, Inc.#	883,135
		1,547,010
	Consumer Discretionary (10.6%)
23,605	Adtalem Global Education, Inc.#	1,910,117
17,008	Boot Barn Holdings, Inc.#	2,118,346
10,062	Cava Group, Inc.#	1,343,881
355,927	Genius Sports, Ltd.#	2,438,100
18,828	Kura Sushi USA, Inc. - Class A#	1,879,411
194,467	Lincoln Educational Services Corp.#	2,582,522
44,367	Modine Manufacturing Company#	5,225,101
672,145	Rush Street Interactive, Inc.#	7,272,609
9,278	SharkNinja, Inc.	855,524
73,342	Stride, Inc.#	6,841,342
116,716	Sweetgreen, Inc. - Class A#	4,213,448
		36,680,401
	Consumer Staples (4.1%)
21,458	Freshpet, Inc.#	2,844,043
874,081	Mama's Creations, Inc.#	6,511,903
7,918	Sprouts Farmers Market, Inc.#	1,016,909
114,036	Vital Farms, Inc.#	3,954,769
		14,327,624
	Energy (0.3%)
155,655	Newpark Resources, Inc.#	1,036,662
	Financials (6.2%)
35,173	Bowhead Specialty Holdings, Inc.#	1,023,886
74,415	Core Scientific, Inc.#	988,975
41,256	Marex Group, PLC	1,086,683
61,433	Moneylion, Inc.#	2,639,776
20,209	Palomar Holdings, Inc.#	1,814,162
26,666	Piper Sandler Companies	7,563,544
15,180	Sezzle, Inc.#	3,258,539
74,674	Skyward Specialty Insurance Group, Inc.#	3,301,338
		21,676,903
	Health Care (30.9%)
683,711	ADMA Biologics, Inc.#	11,151,326
238,369	Applied Therapeutics, Inc.#	2,107,182
70,638	Artivion, Inc.#	1,859,899
184,195	AtriCure, Inc.#	6,111,590
337,800	Avid Bioservices, Inc.#	3,364,488
123,534	Axogen, Inc.#	1,729,476
217,861	BioLife Solutions, Inc.#	5,097,947
127,532	CareDx, Inc.#	2,822,283
NUMBER OF SHARES		VALUE
260	Ceribell, Inc.#	$6,835
66,782	Corcept Therapeutics, Inc.#	3,270,315
71,610	Crinetics Pharmaceuticals, Inc.#	4,007,296
122,730	GeneDx Holdings Corp.#	10,025,814
59,938	Guardian Pharmacy Services, Inc. - Class A#	1,073,490
55,045	Harrow Health, Inc.#	2,480,328
49,305	Insmed, Inc.#	3,317,240
19,535	Intra-Cellular Therapies, Inc.#	1,655,591
31,753	iRadimed Corp.	1,564,470
42,583	Ligand Pharmaceuticals, Inc.#	4,501,023
516,073	MannKind Corp.#	3,648,636
20,178	Masimo Corp.#	2,905,834
29,260	Natera, Inc.#	3,539,290
13,360	Penumbra, Inc.#	3,057,703
173,188	RadNet, Inc.#	11,264,148
64,283	RxSight, Inc.#	3,256,577
64,488	Summit Therapeutics, Inc.#	1,198,832
21,687	UFP Technologies, Inc.#	5,790,429
36,881	Vaxcyte, Inc.#	3,922,294
34,462	Viking Therapeutics, Inc.#	2,499,873
		107,230,209
	Industrials (18.9%)
35,708	Argan, Inc.	4,714,884
21,355	Axon Enterprise, Inc.#	9,043,843
20,949	Blue Bird Corp.#	882,163
142,274	CECO Environmental Corp.#	3,386,121
33,014	Construction Partners, Inc. - Class A#	2,599,192
25,658	Embraer, SA (ADR)#	860,056
74,452	FTAI Aviation, Ltd.	10,009,327
76,095	Limbach Holdings, Inc.#	5,780,937
24,245	Loar Holdings, Inc.#	2,089,434
19,775	Moog, Inc. - Class A	3,729,565
535	Standardaero, Inc.#	15,435
76,635	Sterling Infrastructure, Inc.#	11,836,276
49,592	Tecnoglass, Inc.	3,398,540
25,223	VSE Corp.	2,588,384
77,835	Willdan Group, Inc.#	3,682,374
7,836	XPO, Inc.#	1,022,833
		65,639,364
	Information Technology (24.7%)
294,182	ACM Research, Inc. - Class A#	5,529,151
492,619	AvePoint, Inc.#	5,980,395
852,766	Blend Labs, Inc. - Class A#	3,095,541
15,908	Celestica, Inc.#	1,088,107
155,597	Cellebrite DI, Ltd.#	2,824,086
33,686	Coherent Corp.#	3,113,934

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Timpani Small Cap Growth Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
201,370	CompoSecure, Inc. - Class A	$3,042,701
83,018	Credo Technology Group Holding, Ltd.#	3,129,779
15,564	CyberArk Software, Ltd.#	4,303,757
47,222	Descartes Systems Group, Inc.#	4,907,782
8,607	Elastic, NV#	690,540
157,602	Extreme Networks, Inc.#	2,352,998
14,379	Fabrinet#	3,464,908
25,627	Lumentum Holdings, Inc.#	1,636,796
24,351	Nutanix, Inc. - Class A#	1,512,197
5,071	Onto Innovation, Inc.#	1,005,731
11,724	PAR Technology Corp.#	691,599
8,334	Parsons Corp.#	901,405
37,668	Pegasystems, Inc.	2,992,346
933,728	Powerfleet, Inc. NJ#	4,696,652
42,801	Red Violet, Inc.#	1,287,454
90,912	Semtech Corp.#	4,017,401
168,598	SentinelOne, Inc. - Class A#	4,348,142
263,342	SimilarWeb, Ltd.#	2,293,709
10,354	SiTime Corp.#	1,749,929
61,256	Varonis Systems, Inc.#	3,085,465
18,246	Wix.com, Ltd.#	3,049,271
17,895	Workiva, Inc. - Class A#	1,427,305
269,738	Zeta Global Holdings Corp. - Class A#	7,466,348
		85,685,429
	Materials (2.2%)
12,319	Carpenter Technology Corp.	1,841,690
15,291	Eagle Materials, Inc.	4,364,969
13,234	Knife River Corp.#	1,287,933
		7,494,592
	Real Estate (1.5%)
309,151	Cushman & Wakefield, PLC#	4,188,996
202,520	Real Brokerage, Inc.#	1,105,759
		5,294,755
	TOTAL COMMON STOCKS (Cost $256,895,573)	346,612,949
	TOTAL INVESTMENTS (99.8%) (Cost $256,895,573)	346,612,949
OTHER ASSETS, LESS LIABILITIES (0.2%)		759,687
NET ASSETS (100.0%)		$347,372,636

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

See accompanying Notes to Schedule of Investments

www.calamos.com

Timpani SMID Growth Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
COMMON STOCKS (99.6%)
	Communication Services (0.2%)
4,298	Magnite, Inc.#	$53,639
	Consumer Discretionary (12.1%)
1,780	Adtalem Global Education, Inc.#	144,038
1,034	Boot Barn Holdings, Inc.#	128,785
455	Carvana Company#	112,526
1,667	Cava Group, Inc.#	222,644
833	Deckers Outdoor Corp.#	134,021
6,133	DraftKings, Inc. - Class A#	216,618
1,141	Kura Sushi USA, Inc. - Class A#	113,895
2,939	Modine Manufacturing Company#	346,126
9,991	On Holding, AG - Class A#	473,773
39,703	Rush Street Interactive, Inc.#	429,586
982	SharkNinja, Inc.	90,550
5,093	Stride, Inc.#	475,075
8,050	Sweetgreen, Inc. - Class A#	290,605
		3,178,242
	Consumer Staples (3.3%)
279	Casey's General Stores, Inc.	109,932
2,020	Freshpet, Inc.#	267,731
25,813	Mama's Creations, Inc.#	192,307
398	Sprouts Farmers Market, Inc.#	51,115
7,562	Vital Farms, Inc.#	262,250
		883,335
	Financials (6.3%)
2,216	Bowhead Specialty Holdings, Inc.#	64,508
3,742	Core Scientific, Inc.#	49,731
777	Evercore, Inc. - Class A	205,260
3,257	Jefferies Financial Group, Inc.	208,383
2,599	Marex Group, PLC	68,458
3,645	Moneylion, Inc.#	156,626
930	Palomar Holdings, Inc.#	83,486
430	Piper Sandler Companies	121,965
1,084	Sezzle, Inc.#	232,691
5,200	Skyward Specialty Insurance Group, Inc.#	229,892
2,270	Stifel Financial Corp.	235,217
		1,656,217
	Health Care (25.1%)
49,328	ADMA Biologics, Inc.#	804,540
2,611	Artivion, Inc.#	68,748
12,343	AtriCure, Inc.#	409,541
21,881	Avid Bioservices, Inc.#	217,935
7,056	BioLife Solutions, Inc.#	165,110
7,343	CareDx, Inc.#	162,501
20	Ceribell, Inc.#	526
NUMBER OF SHARES		VALUE
4,123	Corcept Therapeutics, Inc.#	$201,903
4,872	Crinetics Pharmaceuticals, Inc.#	272,637
4,639	GeneDx Holdings Corp.#	378,960
4,509	Guardian Pharmacy Services, Inc. - Class A#	80,756
3,105	Harrow Health, Inc.#	139,911
2,724	Insmed, Inc.#	183,271
2,384	Intra-Cellular Therapies, Inc.#	202,044
33,130	MannKind Corp.#	234,229
1,805	Masimo Corp.#	259,938
4,163	Natera, Inc.#	503,556
1,260	Penumbra, Inc.#	288,376
12,338	RadNet, Inc.#	802,464
4,330	RxSight, Inc.#	219,358
4,185	Summit Therapeutics, Inc.#	77,799
1,555	UFP Technologies, Inc.#	415,185
2,034	Vaxcyte, Inc.#	216,316
3,860	Viking Therapeutics, Inc.#	280,004
		6,585,608
	Industrials (19.4%)
2,388	Argan, Inc.	315,312
2,218	Axon Enterprise, Inc.#	939,323
8,677	CECO Environmental Corp.#	206,513
324	Clean Harbors, Inc.#	74,928
2,123	Construction Partners, Inc. - Class A#	167,144
3,869	Embraer, SA (ADR)#	129,689
4,869	FTAI Aviation, Ltd.	654,588
1,564	Generac Holdings, Inc.#	258,920
1,280	HEICO Corp.	313,536
181	Hubbell, Inc.	77,292
2,139	Loar Holdings, Inc.#	184,339
1,268	Moog, Inc. - Class A	239,145
40	Standardaero, Inc.#	1,154
5,286	Sterling Infrastructure, Inc.#	816,423
3,194	Tecnoglass, Inc.	218,885
2,391	Vertiv Holdings Company - Class A	261,312
1,762	XPO, Inc.#	229,994
		5,088,497
	Information Technology (28.6%)
3,314	AppLovin Corp. - Class A#	561,358
1,177	Celestica, Inc.#	80,507
5,945	Cellebrite DI, Ltd.#	107,902
3,183	Coherent Corp.#	294,237
6,670	CompoSecure, Inc. - Class A	100,784
3,448	Confluent, Inc. - Class A#	90,234
3,111	Credo Technology Group Holding, Ltd.#	117,285
1,266	CyberArk Software, Ltd.#	350,074

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Timpani SMID Growth Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
5,333	Descartes Systems Group, Inc.#	$554,259
5,181	Dynatrace, Inc.#	278,738
974	Elastic, NV#	78,144
11,884	Extreme Networks, Inc.#	177,428
867	Fabrinet#	208,921
298	Fair Isaac Corp.#	593,947
3,245	GoDaddy, Inc. - Class A#	541,266
496	Guidewire Software, Inc.#	92,385
1,939	Lumentum Holdings, Inc.#	123,844
1,024	Manhattan Associates, Inc.#	269,681
970	Monday.com, Ltd.#	285,054
2,671	Nutanix, Inc. - Class A#	165,869
503	Onto Innovation, Inc.#	99,760
876	Parsons Corp.#	94,748
3,394	Pegasystems, Inc.	269,619
6,147	Samsara, Inc. - Class A#	293,765
6,052	Semtech Corp.#	267,438
13,285	SentinelOne, Inc. - Class A#	342,620
628	SiTime Corp.#	106,138
3,412	Varonis Systems, Inc.#	171,862
2,520	Wix.com, Ltd.#	421,142
846	Workiva, Inc. - Class A#	67,477
11,199	Zeta Global Holdings Corp. - Class A#	309,988
		7,516,474
	Materials (2.2%)
545	Carpenter Technology Corp.	81,478
1,417	Eagle Materials, Inc.	404,497
860	Knife River Corp.#	83,695
		569,670
	Real Estate (2.4%)
21,359	Cushman & Wakefield, PLC#	289,414
975	Jones Lang LaSalle, Inc.#	264,186
12,724	Real Brokerage, Inc.#	69,473
		623,073
	TOTAL COMMON STOCKS (Cost $19,357,776)	26,154,755
	TOTAL INVESTMENTS (99.6%) (Cost $19,357,776)	26,154,755
OTHER ASSETS, LESS LIABILITIES (0.4%)		94,640
NET ASSETS (100.0%)		$26,249,395

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
COMMON STOCKS (99.4%)
	Communication Services (14.9%)
661,000	Alphabet, Inc. - Class A~	$113,103,710
18,242	Magnite, Inc.#	227,660
105,016	Meta Platforms, Inc. - Class A	59,604,981
41,947	Netflix, Inc.~#	31,713,191
469,300	Pinterest, Inc. - Class A#	14,919,047
39,500	T-Mobile U.S., Inc.	8,814,820
		228,383,409
	Consumer Discretionary (16.1%)
7,555	Adtalem Global Education, Inc.#	611,351
48,000	Airbnb, Inc. - Class A#	6,469,920
634,340	Amazon.com, Inc.~#	118,240,976
3,500	Booking Holdings, Inc.~	16,366,875
4,388	Boot Barn Holdings, Inc.#^	546,525
1,931	Carvana Company#	477,556
7,068	Cava Group, Inc.#^	944,002
395,000	Chipotle Mexican Grill, Inc.#	22,029,150
3,522	Deckers Outdoor Corp.#	566,655
140,849	DoorDash, Inc. - Class A#	22,071,038
310,028	DraftKings, Inc. - Class A#	10,950,189
4,842	Kura Sushi USA, Inc. - Class A#^	483,328
75,000	Lowe's Companies, Inc.	19,637,250
12,463	Modine Manufacturing Company#	1,467,768
42,434	On Holding, AG - Class A#^	2,012,220
168,498	Rush Street Interactive, Inc.#	1,823,148
4,170	SharkNinja, Inc.	384,516
21,614	Stride, Inc.#^	2,016,154
34,144	Sweetgreen, Inc. - Class A#^	1,232,598
79,200	Tesla, Inc.#	19,788,120
		248,119,339
	Consumer Staples (1.4%)
1,182	Casey's General Stores, Inc.	465,732
8,577	Freshpet, Inc.#	1,136,796
109,440	Mama's Creations, Inc.#^	815,328
1,687	Sprouts Farmers Market, Inc.#	216,661
32,087	Vital Farms, Inc.#	1,112,777
211,500	Walmart, Inc.	17,332,425
		21,079,719
	Energy (0.7%)
80,000	Hess Corp.	10,758,400
	Financials (6.3%)
29,400	American Express Company	7,940,352
9,403	Bowhead Specialty Holdings, Inc.#	273,721
15,880	Core Scientific, Inc.#	211,045
NUMBER OF SHARES		VALUE
3,285	Evercore, Inc. - Class A	$867,799
13,818	Jefferies Financial Group, Inc.	884,076
11,029	Marex Group, PLC	290,504
40,200	Marsh & McLennan Companies, Inc.	8,773,248
24,100	Mastercard, Inc. - Class A	12,040,119
15,465	Moneylion, Inc.#	664,531
3,938	Palomar Holdings, Inc.#	353,514
1,821	Piper Sandler Companies	516,508
17,085	S&P Global, Inc.	8,206,951
4,601	Sezzle, Inc.#	987,651
22,062	Skyward Specialty Insurance Group, Inc.#	975,361
9,615	Stifel Financial Corp.	996,306
155,000	Visa, Inc. - Class A	44,926,750
112,000	Wells Fargo & Company	7,271,040
		96,179,476
	Health Care (11.0%)
209,334	ADMA Biologics, Inc.#	3,414,238
11,069	Artivion, Inc.#	291,447
52,395	AtriCure, Inc.#^	1,738,466
92,836	Avid Bioservices, Inc.#^	924,647
29,848	BioLife Solutions, Inc.#^	698,443
134,500	Boston Scientific Corp.#	11,300,690
31,156	CareDx, Inc.#	689,482
83	Ceribell, Inc.#	2,182
17,490	Corcept Therapeutics, Inc.#^	856,485
20,648	Crinetics Pharmaceuticals, Inc.#	1,155,462
46,750	Eli Lilly & Company	38,790,345
19,687	GeneDx Holdings Corp.#	1,608,231
19,117	Guardian Pharmacy Services, Inc.#	342,385
13,181	Harrow Health, Inc.#^	593,936
11,550	Insmed, Inc.#	777,084
10,119	Intra-Cellular Therapies, Inc.#	857,585
30,000	Intuitive Surgical, Inc.#	15,115,200
42,600	IQVIA Holdings, Inc.#	8,767,932
140,447	MannKind Corp.#^	992,960
7,650	Masimo Corp.#^	1,101,677
113,000	Merck & Company, Inc.	11,562,160
17,668	Natera, Inc.#	2,137,121
5,348	Penumbra, Inc.#	1,223,997
52,297	RadNet, Inc.#	3,401,397
18,377	RxSight, Inc.#	930,979
23,900	Stryker Corp.	8,515,092
17,768	Summit Therapeutics, Inc.#^	330,307
21,300	Thermo Fisher Scientific, Inc.	11,636,616
6,569	UFP Technologies, Inc.#	1,753,923
44,700	UnitedHealth Group, Inc.	25,233,150

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Growth Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
8,633	Vaxcyte, Inc.#	$918,120
16,410	Viking Therapeutics, Inc.#^	1,190,381
57,000	Zoetis, Inc.	10,190,460
		169,042,580
	Industrials (4.2%)
10,135	Argan, Inc.	1,338,225
9,403	Axon Enterprise, Inc.#	3,982,171
36,816	CECO Environmental Corp.#^	876,221
1,375	Clean Harbors, Inc.#	317,983
9,013	Construction Partners, Inc. - Class A#	709,593
16,423	Embraer, SA (ADR)#^	550,499
60,000	Emerson Electric Company	6,496,200
20,658	FTAI Aviation, Ltd.	2,777,262
6,633	Generac Holdings, Inc.#	1,098,093
5,433	HEICO Corp.^	1,330,813
767	Hubbell, Inc.	327,532
9,078	Loar Holdings, Inc.#^	782,342
5,391	Moog, Inc. - Class A	1,016,743
167	Standardaero, Inc.#	4,818
22,412	Sterling Infrastructure, Inc.#	3,461,533
13,491	Tecnoglass, Inc.^	924,538
333,432	Uber Technologies, Inc.#	24,023,776
51,000	Union Pacific Corp.	11,835,570
10,145	Vertiv Holdings Company - Class A	1,108,747
7,474	XPO, Inc.#	975,581
		63,938,240
	Information Technology (42.9%)
23,600	Adobe, Inc.#	11,282,688
531,520	Apple, Inc.	120,075,683
14,066	AppLovin Corp. - Class A#	2,382,640
221,350	Broadcom, Inc.	37,578,589
4,994	Celestica, Inc.#^	341,590
25,226	Cellebrite DI, Ltd.#	457,852
16,590	Ciena Corp.#	1,053,631
13,440	Coherent Corp.#	1,242,394
28,300	CompoSecure, Inc.^	427,613
31,040	Confluent, Inc. - Class A#^	812,317
13,148	Credo Technology Group Holding, Ltd.#	495,680
3,350	Crowdstrike Holdings, Inc. - Class A#	994,515
5,370	CyberArk Software, Ltd.#^	1,484,912
30,800	Datadog, Inc. - Class A#	3,863,552
22,618	Descartes Systems Group, Inc.#	2,350,689
36,863	Dynatrace, Inc.#	1,983,229
11,132	Elastic, NV#^	893,120
NUMBER OF SHARES		VALUE
50,449	Extreme Networks, Inc.#	$753,204
3,659	Fabrinet#	881,709
1,262	Fair Isaac Corp.#	2,515,305
19,821	Flex, Ltd.#	687,194
13,755	GoDaddy, Inc. - Class A#	2,294,334
2,103	Guidewire Software, Inc.#	391,705
9,000	KLA Corp.	5,996,070
8,183	Lumentum Holdings, Inc.#^	522,648
4,340	Manhattan Associates, Inc.#	1,142,982
242,651	Marvell Technology, Inc.	19,438,772
13,799	Micron Technology, Inc.	1,375,070
357,190	Microsoft Corp.	145,144,156
4,118	Monday.com, Ltd.#	1,210,157
32,910	MongoDB, Inc.#^	8,898,864
20,551	Nutanix, Inc. - Class A#	1,276,217
1,334,500	NVIDIA Corp.	177,168,220
48,070	NXP Semiconductors, NV	11,272,415
2,134	Onto Innovation, Inc.#	423,236
136,422	Oracle Corp.	22,897,068
20,700	Palo Alto Networks, Inc.#	7,458,831
3,715	Parsons Corp.#^	401,814
14,341	Pegasystems, Inc.	1,139,249
11,562	Pure Storage, Inc. - Class A#	578,678
1,291	Salesforce, Inc.	376,159
50,596	Samsara, Inc. - Class A#	2,417,983
25,704	Semtech Corp.#^	1,135,860
56,078	SentinelOne, Inc. - Class A#^	1,446,252
26,671	ServiceNow, Inc.#	24,883,776
2,662	SiTime Corp.#^	449,905
5,860	Snowflake, Inc. - Class A#	672,845
111,000	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	21,149,940
14,487	Varonis Systems, Inc.#^	729,710
10,690	Wix.com, Ltd.#	1,786,513
4,650	Workday, Inc. - Class A#	1,087,402
3,591	Workiva, Inc. - Class A#	286,418
47,521	Zeta Global Holdings Corp. - Class A#^	1,315,381
		659,326,736
	Materials (1.7%)
2,317	Carpenter Technology Corp.	346,391
6,012	Eagle Materials, Inc.^	1,716,186
3,646	Knife River Corp.#	354,829
15,000	Linde, PLC	6,842,250
47,200	Sherwin-Williams Company	16,933,944
		26,193,600

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
	Real Estate (0.2%)
90,649	Cushman & Wakefield, PLC#^	$1,228,294
4,137	Jones Lang LaSalle, Inc.#	1,120,961
53,895	Real Brokerage, Inc.#^	294,267
		2,643,522
	TOTAL COMMON STOCKS (Cost $726,359,729)	1,525,665,021
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.1%)#
	Communication Services (0.0%)
1,900	Alphabet, Inc.
32,510,900	Put, 11/01/24, Strike $165.00	24,700
	Information Technology (0.0%)
2,300	NVIDIA Corp.
30,534,800	Put, 11/01/24, Strike $135.00	649,750
	Other (0.1%)
3,200	Invesco QQQ Trust Series 1
154,832,000	Put, 11/01/24, Strike $485.00	956,800
	TOTAL PURCHASED OPTIONS (Cost $3,705,340)	1,631,250
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.2%)
18,550,892State Street Navigator Securities Lending Government Money Market Portfolio, 4.871%†*** (Cost $18,550,892)		18,550,892
	TOTAL INVESTMENTS (100.7%) (Cost $748,615,961)	1,545,847,163
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.2%)		(18,550,892)
OTHER ASSETS, LESS LIABILITIES (0.5%)		7,675,540
NET ASSETS (100.0%)		$1,534,971,811
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (0.0%)#
	Communication Services (0.0%)
(1,900)	Alphabet, Inc.
(32,510,900)	Put, 11/01/24, Strike $155.00	(3,800)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Information Technology (0.0%)
	NVIDIA Corp.
(2,300)
(30,534,800)	Put, 11/01/24, Strike $122.00	$(14,950)
(1,150)
(15,267,400)	Call, 11/01/24, Strike $148.00	(2,875)
		(17,825)
	Other (0.0%)
(3,200)	Invesco QQQ Trust Series 1
(154,832,000)	Put, 11/01/24, Strike $465.00	(8,000)
	TOTAL WRITTEN OPTIONS (Premium $1,227,647)	$(29,625)

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $61,778,346.

#  Non-income producing security.

^  Security, or portion of security, is on loan.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2024.

***  The rate disclosed is the 7 day net yield as of October 31, 2024.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Growth and Income Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (18.0%)
	Communication Services (1.2%)
4,845,000	Liberty Media Corp.*^ 2.375%, 09/30/53	$6,067,635
7,315,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	8,102,021
9,400,000	Live Nation Entertainment, Inc.^ 3.125%, 01/15/29	11,967,234
7,990,000	Snap, Inc.* 0.500%, 05/01/30	7,154,406
		33,291,296
	Consumer Discretionary (3.8%)
13,010,000	Alibaba Group Holding, Ltd.*^ 0.500%, 06/01/31	15,006,515
7,640,000	Booking Holdings, Inc. 0.750%, 05/01/25	19,014,508
13,745,000	JD.com, Inc.*^ 0.250%, 06/01/29	15,694,453
18,490,000	Meritage Homes Corp.*^ 1.750%, 05/15/28	19,639,338
3,065,000	Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	12,737,098
18,915,000	Trip.com Group, Ltd.* 0.750%, 06/15/29	22,302,109
2,910,000	Wayfair, Inc. 3.250%, 09/15/27	3,064,725
		107,458,746
	Consumer Staples (0.5%)
5,855,000	Post Holdings, Inc. 2.500%, 08/15/27	6,706,259
6,800,000	Spectrum Brands, Inc.* 3.375%, 06/01/29	6,892,208
		13,598,467
	Financials (0.6%)
3,725,000	Federal Realty OP, LP* 3.250%, 01/15/29	3,833,621
9,225,000	Morgan Stanley Finance, LLC, Series B 1.000%, 11/23/27	13,272,930
		17,106,551
	Health Care (0.2%)
4,470,000	Integer Holdings Corp.^ 2.125%, 02/15/28	6,800,971
	Industrials (1.9%)
4,585,000	Axon Enterprise, Inc. 0.500%, 12/15/27	8,688,346
4,455,000	Fluor Corp. 1.125%, 08/15/29	5,842,153
6,180,000	Middleby Corp. 1.000%, 09/01/25	6,804,118
PRINCIPAL AMOUNT		VALUE
11,440,000	Tetra Tech, Inc. 2.250%, 08/15/28	$15,442,971
13,580,000	Uber Technologies, Inc.* 0.875%, 12/01/28	16,359,690
		53,137,278
	Information Technology (5.3%)
4,790,000	Advanced Energy Industries, Inc. 2.500%, 09/15/28	5,087,220
7,015,000	Box, Inc.* 1.500%, 09/15/29	6,891,045
6,170,000	CyberArk Software, Ltd. 0.000%, 11/15/24	10,862,285
8,690,000	Guidewire Software, Inc.* 1.250%, 11/01/29	8,848,506
6,935,000	Itron, Inc.* 1.375%, 07/15/30	7,569,136
5,455,000	Lumentum Holdings, Inc.^ 1.500%, 12/15/29	6,326,327
18,840,000	MKS Instruments, Inc.* 1.250%, 06/01/30	18,149,703
4,250,000	NCL Corp., Ltd. 5.375%, 08/01/25	6,092,715
13,845,000	ON Semiconductor Corp. 0.500%, 03/01/29	13,826,032
15,890,000	Parsons Corp.* 2.625%, 03/01/29	20,597,730
10,700,000	Seagate HDD Cayman 3.500%, 06/01/28	14,327,086
8,230,000	Varonis Systems, Inc.* 1.000%, 09/15/29	8,329,007
6,525,000	Vertex, Inc.* 0.750%, 05/01/29	8,606,279
10,530,000	Western Digital Corp.* 3.000%, 11/15/28	15,078,644
		150,591,715
	Real Estate (1.3%)
8,975,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	8,205,932
14,130,000	Welltower OP, LLC* 3.125%, 07/15/29^	16,884,502
7,555,000	2.750%, 05/15/28	10,853,060
		35,943,494
	Utilities (3.2%)
9,720,000	Alliant Energy Corp. 3.875%, 03/15/26	10,105,787
13,340,000	CMS Energy Corp. 3.375%, 05/01/28	14,152,806
13,155,000	Duke Energy Corp. 4.125%, 04/15/26	13,890,759
15,640,000	NextEra Energy Capital Holdings, Inc.* 3.000%, 03/01/27	19,420,031

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth and Income Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
16,315,000	PPL Capital Funding, Inc.^ 2.875%, 03/15/28	$17,071,690
15,555,000	Southern Company 3.875%, 12/15/25	17,369,491
		92,010,564
	TOTAL CONVERTIBLE BONDS (Cost $439,209,000)	509,939,082
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (3.3%)
	Financials (1.2%)
80,250	AMG Capital Trust II 5.150%, 10/15/37	4,317,129
242,245	Apollo Global Management, Inc. 6.750%, 07/31/26	18,500,251
228,595	Ares Management Corp.# 6.750%, 10/01/27	12,321,270
		35,138,650
	Industrials (1.5%)
750,615	Boeing Company# 6.000%, 10/15/27	40,330,544
56,341	Chart Industries, Inc. 6.750%, 12/15/25	2,780,428
		43,110,972
	Information Technology (0.2%)
108,955	Hewlett Packard Enterprise Company# 7.625%, 09/01/27	6,303,047
	Utilities (0.4%)
80,675	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)^#§** 3.369%, 09/15/29	3,142,130
126,115	NextEra Energy, Inc. 7.299%, 06/01/27	6,672,745
		9,814,875
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $85,257,768)	94,367,544
COMMON STOCKS (74.1%)
	Communication Services (8.9%)
756,405	Alphabet, Inc. - Class A	129,428,460
107,475	Meta Platforms, Inc. - Class A	61,000,660
27,710	Netflix, Inc.#	20,949,591
108,795	T-Mobile U.S., Inc.	24,278,692
164,375	Walt Disney Company	15,812,875
		251,470,278
	Consumer Discretionary (7.3%)
589,450	Amazon.com, Inc.#	109,873,480
210,500	Chipotle Mexican Grill, Inc.#	11,739,585
NUMBER OF SHARES		VALUE
50,445	Home Depot, Inc.	$19,862,719
44,130	Lowe's Companies, Inc.	11,554,558
47,685	McDonald's Corp.	13,929,265
91,035	Starbucks Corp.	8,894,119
87,669	Tesla, Inc.#	21,904,100
76,340	TJX Companies, Inc.	8,628,710
		206,386,536
	Consumer Staples (4.8%)
267,985	Coca-Cola Company	17,502,100
117,730	Colgate-Palmolive Company	11,032,478
29,260	Costco Wholesale Corp.	25,578,507
90,855	Mondelez International, Inc. - Class A	6,221,750
121,795	Philip Morris International, Inc.	16,162,197
152,560	Procter & Gamble Company	25,199,861
67,855	Target Corp.	10,180,964
294,690	Walmart, Inc.	24,149,846
		136,027,703
	Energy (3.0%)
53,770	Chevron Corp.	8,002,051
54,505	ConocoPhillips	5,970,478
348,130	Exxon Mobil Corp.	40,654,622
60,150	Hess Corp.	8,088,972
92,400	Marathon Petroleum Corp.	13,441,428
195,675	Schlumberger, NV	7,840,697
		83,998,248
	Financials (10.9%)
39,170	American Express Company	10,579,034
99,710	American International Group, Inc.	7,565,995
43,888	Assurant, Inc.	8,413,330
541,560	Bank of America Corp.	22,648,039
9,110	Blackrock, Inc.	8,937,183
76,160	Chubb, Ltd.	21,510,630
171,630	Citigroup, Inc.	11,013,497
98,940	Fidelity National Information Services, Inc.	8,877,886
58,870	Fiserv, Inc.	11,650,373
21,995	Goldman Sachs Group, Inc.	11,388,791
173,430	JPMorgan Chase & Company	38,487,586
97,121	KKR & Company, Inc.	13,426,007
97,830	Marsh & McLennan Companies, Inc.	21,350,419
68,530	Mastercard, Inc. - Class A	34,236,903
123,375	Morgan Stanley	14,342,344
21,445	S&P Global, Inc.	10,301,320
115,285	Visa, Inc. - Class A	33,415,357
320,775	Wells Fargo & Company	20,824,713
		308,969,407

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Growth and Income Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES			VALUE
		Health Care (7.5%)
66,215		Abbott Laboratories	$7,506,795
76,365		AbbVie, Inc.	15,568,533
220,975		Boston Scientific Corp.#	18,566,320
39,400		Danaher Corp.	9,679,004
58,380		Dexcom, Inc.#	4,114,622
19,290		Elevance Health, Inc.	7,827,110
42,885		Eli Lilly & Company	35,583,400
33,055		ICON, PLC#	7,341,846
124,145		Johnson & Johnson	19,845,820
115,780		Medtronic, PLC	10,333,365
179,870		Merck & Company, Inc.	18,404,298
17,665		Stryker Corp.	6,293,686
26,215		Thermo Fisher Scientific, Inc.	14,321,779
47,175		UnitedHealth Group, Inc.	26,630,287
90,405		Zimmer Biomet Holdings, Inc.	9,666,103
			211,682,968
		Industrials (4.8%)
696,840		CSX Corp.	23,441,698
173,540		Emerson Electric Company	18,789,176
24,490		GE Vernova, Inc.#	7,387,653
72,590		General Electric Company	12,469,510
81,800		Honeywell International, Inc.	16,824,624
31,405		Parker-Hannifin Corp.	19,912,968
148,475		RTX Corp.	17,963,990
85,470		Union Pacific Corp.	19,835,023
			136,624,642
		Information Technology (23.3%)
85,840		Advanced Micro Devices, Inc.#	12,366,969
726,405		Apple, Inc.	164,102,154
291,040		Broadcom, Inc.	49,409,861
185,485		Cisco Systems, Inc.	10,159,013
8,450		Intuit, Inc.	5,157,035
113,050		Lam Research Corp.	8,405,267
70,330		Micron Technology, Inc.	7,008,385
402,355		Microsoft Corp.	163,496,954
1,290,200		NVIDIA Corp.	171,286,952
19,340		NXP Semiconductors, NV	4,535,230
131,935		Oracle Corp.	22,143,970
26,980		Salesforce, Inc.	7,861,163
39,710	EUR	SAP, SE	9,271,685
26,555		ServiceNow, Inc.#	24,775,549
			659,980,187
		Materials (2.2%)
237,540		Freeport-McMoRan, Inc.	10,694,051
52,565		Linde, PLC	23,977,525
NUMBER OF SHARES		VALUE
47,675	Sherwin-Williams Company	$17,104,360
40,695	Vulcan Materials Company	11,147,581
		62,923,517
	Real Estate (0.6%)
60,195	American Tower Corp.	12,854,041
117,530	Invitation Homes, Inc.	3,691,617
		16,545,658
	Utilities (0.8%)
83,800	CMS Energy Corp.	5,833,318
139,570	Vistra Corp.	17,440,667
		23,273,985
	TOTAL COMMON STOCKS (Cost $812,093,306)	2,097,883,129
EXCHANGE-TRADED FUND (0.2%)
	Other (0.2%)
45,780	iShares Biotechnology ETF^ (Cost $6,298,848)	6,422,476
PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (2.3%)
22,420,000	U.S. Treasury Note 4.250%, 05/31/25	22,395,478
21,960,000	4.625%, 02/28/25	21,964,718
19,655,000	5.000%, 08/31/25	19,748,676
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $64,089,615)	64,108,872
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.4%)#
	Communication Services (0.1%)
1,780	Alphabet, Inc.
30,457,580	Put, 12/20/24, Strike $190.00	3,448,750
	Consumer Discretionary (0.1%)
1,235	Tesla, Inc.
30,856,475	Call, 12/20/24, Strike $240.00	3,133,813
	Other (0.2%)
2,500	iShares Russell 2000 ETF
54,440,000	Call, 03/21/25, Strike $235.00	1,528,750
2,020	SPDR® S&P 500® ETF Trust
114,865,280	Put, 01/17/25, Strike $575.00	3,639,030
		5,167,780
	TOTAL PURCHASED OPTIONS (Cost $10,501,352)	11,750,343

See accompanying Notes to Schedule of Investments

www.calamos.com

Growth and Income Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.0%)
56,537,968	State Street Navigator Securities Lending Government Money Market Portfolio, 4.871%†*** (Cost $56,537,968)	$56,537,968
	TOTAL INVESTMENTS (100.3%) (Cost $1,473,987,857)	2,841,009,414
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.0%)		(56,537,968)
OTHER ASSETS, LESS LIABILITIES (1.7%)		48,492,978
NET ASSETS (100.0%)		$2,832,964,424
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTION (0.0%)#
	Consumer Discretionary (0.0%)
(1,235)	Tesla, Inc.
(30,856,475)	Call, 12/20/24, Strike $320.00 (Premium $691,874)	$(376,058)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

#  Non-income producing security.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

**  Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at October 31, 2024.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2024.

***  The rate disclosed is the 7 day net yield as of October 31, 2024.

FOREIGN CURRENCY ABBREVIATION

EUR  European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Dividend Growth Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (2.2%)
	Financials (0.5%)
620	Apollo Global Management, Inc. 6.750%, 07/31/26	$47,349
1,035	Ares Management Corp.# 6.750%, 10/01/27	55,787
		103,136
	Industrials (1.5%)
5,485	Boeing Company#^ 6.000%, 10/15/27	294,709
	Information Technology (0.2%)
790	Hewlett Packard Enterprise Company#^ 7.625%, 09/01/27	45,702
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $418,047)	443,547
COMMON STOCKS (96.4%)
	Communication Services (8.4%)
4,500	Alphabet, Inc. - Class C	777,105
155	Live Nation Entertainment, Inc.#	18,156
910	Meta Platforms, Inc. - Class A	516,498
265	Netflix, Inc.#	200,348
525	T-Mobile U.S., Inc.	117,159
1,160	Walt Disney Company	111,592
		1,740,858
	Consumer Discretionary (10.8%)
4,080	Amazon.com, Inc.#	760,512
44	Booking Holdings, Inc.	205,755
1,550	Chipotle Mexican Grill, Inc.#	86,444
400	Home Depot, Inc.	157,500
545	Lowe's Companies, Inc.	142,697
625	McDonald's Corp.	182,569
430	Meritage Homes Corp.	77,916
730	MGM Resorts International#	26,915
345	Royal Caribbean Cruises, Ltd.	71,191
710	Starbucks Corp.	69,367
1,080	Tesla, Inc.#	269,838
1,580	TJX Companies, Inc.	178,587
		2,229,291
	Consumer Staples (5.5%)
2,085	Coca-Cola Company	136,171
870	Colgate-Palmolive Company	81,528
305	Costco Wholesale Corp.	266,625
630	Mondelez International, Inc. - Class A	43,142
895	Philip Morris International, Inc.	118,767
1,070	Procter & Gamble Company	176,743
NUMBER OF SHARES		VALUE
485	Target Corp.	$72,769
2,895	Walmart, Inc.	237,245
		1,132,990
	Energy (3.4%)
385	Chevron Corp.	57,296
395	ConocoPhillips	43,268
2,870	Exxon Mobil Corp.	335,159
515	Hess Corp.	69,257
880	Marathon Petroleum Corp.	128,014
1,645	Schlumberger, NV	65,915
		698,909
	Financials (14.7%)
690	American Express Company	186,355
355	American International Group, Inc.	26,938
460	Assurant, Inc.	88,182
6,015	Bank of America Corp.	251,547
575	Berkshire Hathaway, Inc. - Class B#	259,279
60	Blackrock, Inc.	58,862
675	Chubb, Ltd.	190,647
1,260	Citigroup, Inc.	80,854
840	Fidelity National Information Services, Inc.	75,373
430	Fiserv, Inc.	85,097
235	Goldman Sachs Group, Inc.	121,681
1,785	JPMorgan Chase & Company	396,127
570	Marsh & McLennan Companies, Inc.	124,397
680	Mastercard, Inc. - Class A	339,721
915	Morgan Stanley	106,369
130	PNC Financial Services Group, Inc.	24,475
255	S&P Global, Inc.	122,492
845	Visa, Inc. - Class A	244,923
3,715	Wells Fargo & Company	241,178
		3,024,497
	Health Care (9.7%)
915	Abbott Laboratories	103,734
950	AbbVie, Inc.	193,677
1,615	Boston Scientific Corp.#	135,692
330	Danaher Corp.	81,068
580	Dexcom, Inc.#	40,878
150	Elevance Health, Inc.	60,864
445	Eli Lilly & Company	369,234
240	ICON, PLC#	53,306
1,040	Johnson & Johnson	166,255
780	Medtronic, PLC	69,615
2,160	Merck & Company, Inc.	221,011
215	Stryker Corp.	76,600
215	Thermo Fisher Scientific, Inc.	117,459
See accompanying Notes to Schedule of Investments

www.calamos.com

Dividend Growth Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES			VALUE
430		UnitedHealth Group, Inc.	$242,735
700		Zimmer Biomet Holdings, Inc.	74,844
			2,006,972
		Industrials (6.0%)
5,535		CSX Corp.	186,197
1,270		Emerson Electric Company	137,503
180		GE Vernova, Inc.#	54,299
885		General Electric Company	152,025
595		Honeywell International, Inc.	122,380
300		Parker-Hannifin Corp.	190,221
1,115		RTX Corp.	134,904
1,225		Uber Technologies, Inc.#	88,261
775		Union Pacific Corp.	179,854
			1,245,644
		Information Technology (30.3%)
715		Advanced Micro Devices, Inc.#	103,010
6,350		Apple, Inc.	1,434,528
460		Applied Materials, Inc.	83,527
2,850		Broadcom, Inc.	483,844
1,535		Cisco Systems, Inc.	84,072
172		Intuit, Inc.	104,972
1,050		Lam Research Corp.	78,067
815		Microchip Technology, Inc.	59,797
1,010		Micron Technology, Inc.	100,646
3,305		Microsoft Corp.	1,342,987
11,200		NVIDIA Corp.	1,486,912
145		NXP Semiconductors, NV	34,002
1,245		Oracle Corp.	208,961
155		Palo Alto Networks, Inc.#	55,851
315		Salesforce, Inc.	91,782
385	EUR	SAP, SE	89,892
800		Seagate Technology Holdings, PLC	80,296
195		ServiceNow, Inc.#	181,933
400		Texas Instruments, Inc.	81,264
1,125		Western Digital Corp.#	73,474
			6,259,817
		Materials (2.7%)
1,740		Freeport-McMoRan, Inc.	78,335
430		Linde, PLC	196,144
405		Sherwin-Williams Company	145,302
515		Vulcan Materials Company	141,074
			560,855
		Real Estate (1.3%)
365		American Tower Corp.	77,942
1,375		Welltower, Inc.	185,460
			263,402
NUMBER OF SHARES		VALUE
	Utilities (3.6%)
795	Alliant Energy Corp.	$47,700
1,685	CMS Energy Corp.	117,293
725	Duke Energy Corp.	83,571
1,790	NextEra Energy, Inc.	141,858
3,970	PPL Corp.	129,263
1,005	Southern Company	91,485
1,015	Vistra Corp.	126,834
		738,004
	TOTAL COMMON STOCKS (Cost $9,478,150)	19,901,239
EXCHANGE-TRADED FUNDS (1.2%)
	Other (1.2%)
440	iShares Biotechnology ETF^	61,727
855	iShares Russell 2000 ETF^	186,185
	TOTAL EXCHANGE-TRADED FUNDS (Cost $223,580)	247,912
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.5%)
522,246	State Street Navigator Securities Lending Government Money Market Portfolio, 4.871%†*** (Cost $522,246)	522,246
	TOTAL INVESTMENTS (102.3%) (Cost $10,642,023)	21,114,944
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.5%)		(522,246)
OTHER ASSETS, LESS LIABILITIES (0.2%)		51,999
NET ASSETS (100.0%)		$20,644,697

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

^  Security, or portion of security, is on loan.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2024.

***  The rate disclosed is the 7 day net yield as of October 31, 2024.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Select Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
COMMON STOCKS (97.8%)
	Communication Services (11.0%)
18,800	Alphabet, Inc. - Class A	$3,216,868
1,820	Netflix, Inc.#	1,375,974
20,000	Pinterest, Inc. - Class A#	635,800
4,230	T-Mobile U.S., Inc.	943,967
		6,172,609
	Consumer Discretionary (12.9%)
17,000	Amazon.com, Inc.#	3,168,800
18,150	Caesars Entertainment, Inc.#	726,907
5,200	DoorDash, Inc. - Class A#	814,840
15,000	DraftKings, Inc. - Class A#	529,800
3,500	Home Depot, Inc.	1,378,125
5,500	TJX Companies, Inc.	621,665
		7,240,137
	Consumer Staples (3.3%)
2,740	Constellation Brands, Inc. - Class A	636,612
15,200	Walmart, Inc.	1,245,640
		1,882,252
	Energy (3.3%)
8,350	Exxon Mobil Corp.	975,113
6,370	Hess Corp.	856,638
		1,831,751
	Financials (11.4%)
3,500	American Express Company	945,280
16,100	Bank of America Corp.	673,302
2,600	Chubb, Ltd.	734,344
2,480	Marsh & McLennan Companies, Inc.	541,235
5,570	Morgan Stanley	647,512
1,710	S&P Global, Inc.	821,416
4,400	Visa, Inc. - Class A	1,275,340
11,700	Wells Fargo & Company	759,564
		6,397,993
	Health Care (11.2%)
9,900	Boston Scientific Corp.#	831,798
1,545	Eli Lilly & Company	1,281,948
2,480	IQVIA Holdings, Inc.#	510,434
8,285	Merck & Company, Inc.	847,721
1,390	Thermo Fisher Scientific, Inc.	759,385
2,200	UnitedHealth Group, Inc.	1,241,900
4,600	Zoetis, Inc.	822,388
		6,295,574
	Industrials (7.7%)
3,330	Boeing Company#	497,203
25,100	CSX Corp.	844,364
NUMBER OF SHARES		VALUE
1,380	Deere & Company	$558,472
6,000	Emerson Electric Company	649,620
12,300	Uber Technologies, Inc.#	886,215
4,000	Waste Management, Inc.	863,400
		4,299,274
	Information Technology (30.8%)
1,380	Adobe, Inc.#	659,750
3,000	Analog Devices, Inc.	669,330
17,200	Apple, Inc.	3,885,652
9,000	Broadcom, Inc.	1,527,930
8,630	Microsoft Corp.	3,506,801
30,600	NVIDIA Corp.	4,062,456
3,000	NXP Semiconductors, NV	703,500
5,900	Oracle Corp.	990,256
760	ServiceNow, Inc.#	709,072
5,000	Snowflake, Inc. - Class A#	574,100
		17,288,847
	Materials (3.2%)
1,950	Linde, PLC	889,493
2,520	Sherwin-Williams Company	904,100
		1,793,593
	Real Estate (1.5%)
7,240	Prologis, Inc.	817,686
	Utilities (1.5%)
9,040	Southern Company	822,911
	TOTAL COMMON STOCKS (Cost $32,355,681)	54,842,627
	TOTAL INVESTMENTS (97.8%) (Cost $32,355,681)	54,842,627
OTHER ASSETS, LESS LIABILITIES (2.2%)		1,254,609
NET ASSETS (100.0%)		$56,097,236

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

See accompanying Notes to Schedule of Investments

www.calamos.com

International Growth Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES			VALUE
COMMON STOCKS (99.1%)
		Communication Services (8.3%)
212,850	EUR	Deutsche Telekom, AG	$6,435,203
80,800	SEK	Hemnet Group, AB	2,546,713
21,509		Spotify Technology, SA#	8,283,116
53,110		Tencent Holdings, Ltd. (ADR)^	2,772,873
			20,037,905
		Consumer Discretionary (13.5%)
27,670		Alibaba Group Holding, Ltd. (ADR)#	2,711,107
42,500	INR	Amber Enterprises India, Ltd.#	3,035,685
77,220	GBP	Compass Group, PLC	2,507,829
15,100	INR	Dixon Technologies India, Ltd.	2,526,158
6,100	EUR	Ferrari, NV^	2,911,952
621,000	CNY	Hisense Home Appliances Group Company, Ltd. - Class A	2,447,310
371,615	INR	Kalyan Jewellers India, Ltd.	2,892,699
28,506		MakeMyTrip, Ltd.#^	2,893,074
131,600	HKD	Meituan - Class B#*	3,109,757
2,488		MercadoLibre, Inc.#	5,068,504
937,700	INR	Zomato, Ltd.#	2,687,485
			32,791,560
		Consumer Staples (7.4%)
89,950	SEK	AAK, AB	2,582,169
85,050	CNY	Eastroc Beverage Group Company, Ltd. - Class A	2,533,434
517,500	GBP	Haleon, PLC	2,487,140
177,300	JPY	Kobe Bussan Company, Ltd.^	4,349,115
99,690	GBP	Unilever, PLC	6,081,295
			18,033,153
		Financials (12.5%)
84,690	SEK	EQT, AB	2,457,111
70,900	HKD	Hong Kong Exchanges & Clearing, Ltd.	2,838,861
69,000	AUD	HUB24, Ltd.	3,105,506
18,730	GBP	London Stock Exchange Group, PLC	2,538,587
49,610	KRW	Meritz Financial Group, Inc.	3,671,603
165,600	JPY	MS&AD Insurance Group Holdings, Inc.	3,662,961
240,280		NU Holdings, Ltd. - Class A#	3,625,825
502,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	3,110,281
211,720		Sumitomo Mitsui Financial Group, Inc. (ADR)^	2,703,664
60,430	EUR	UniCredit, S.p.A.	2,673,374
			30,387,773
		Health Care (8.9%)
23,600	CHF	Novartis, AG	2,560,748
78,860	DKK	Novo Nordisk, A/S - Class B	8,845,331
NUMBER OF SHARES			VALUE
109,035	CHF	Sandoz Group, AG	$4,970,716
77,000	SEK	Swedish Orphan Biovitrum, AB#	2,402,258
6,510	CHF	Ypsomed Holding, AG	2,887,443
			21,666,496
		Industrials (17.7%)
11,250	DKK	DSV, A/S	2,462,686
52,900	GBP	Experian, PLC	2,581,827
49,265	INR	Hindustan Aeronautics, Ltd.	2,483,369
374,100	JPY	Hitachi, Ltd.	9,399,210
29,050	EUR	Knorr-Bremse, AG	2,396,360
242,930	JPY	Mitsubishi Heavy Industries, Ltd.	3,429,431
147,861	SEK	Munters Group, AB*~	2,395,284
53,230	GBP	RELX, PLC	2,441,111
1,092,360	GBP	Rolls-Royce Holdings, PLC#	7,537,719
10,090	EUR	Schneider Electric, SE	2,613,801
28,575		Waste Connections, Inc.	5,050,631
			42,791,429
		Information Technology (22.9%)
133,200	JPY	Advantest Corp.	7,712,227
8,425	EUR	ASML Holding, NV	5,671,129
1,595	CAD	Constellation Software, Inc.	4,810,191
8,300	JPY	Keyence Corp.	3,746,731
29,407	EUR	Nemetschek, SE	3,168,667
28,535	EUR	SAP, SE	6,662,491
20,560	KRW	SK Hynix, Inc.	2,691,588
316,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	9,909,596
112,920	AUD	WiseTech Global, Ltd.	8,669,791
25,160	AUD	Xero, Ltd.#	2,444,433
			55,486,844
		Materials (5.4%)
126,500	CAD	Alamos Gold, Inc. - Class A	2,555,712
123,170	CAD	Barrick Gold Corp.	2,380,511
6,005		Linde, PLC	2,739,181
102,000	JPY	Resonac Holdings Corp.^	2,426,108
1,218,000	CNY	Zijin Mining Group Company, Ltd. - Class A	2,857,024
			12,958,536
		Real Estate (2.5%)
181,730	INR	Macrotech Developers, Ltd.*	2,606,167
177,840	INR	Prestige Estates Projects, Ltd.	3,460,117
			6,066,284
		TOTAL COMMON STOCKS (Cost $182,328,495)	240,219,980

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

International Growth Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES		VALUE
WARRANTS (0.0%)
	Information Technology (0.0%)
1,260	Constellation Software, Inc.#^ 03/31/40, Strike 1.00 (Cost $—)	$—
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.3%)#
	Energy (0.2%)
1,916	TechnipFMC, PLC
5,113,804	Call, 01/17/25, Strike $27.00	335,300
	Information Technology (0.1%)
642	Shopify, Inc.
5,021,082	Call, 11/15/24, Strike $80.00	311,370
	TOTAL PURCHASED OPTIONS (Cost $639,749)	646,670
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.3%)
10,466,462	State Street Navigator Securities Lending Government Money Market Portfolio, 4.871%†*** (Cost $10,466,462)	10,466,462
	TOTAL INVESTMENTS (103.7%) (Cost $193,434,706)	251,333,112
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.3%)		(10,466,462)
OTHER ASSETS, LESS LIABILITIES (0.6%)		1,613,875
NET ASSETS (100.0%)		$242,480,525

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street European Bank and Trust	Monetary Unit	12/20/24	11,250,000	$12,261,195	$(375,615)
State Street Bank and Trust	European Monetary Unit	12/20/24	4,225,000	4,604,760	(141,064)
State Street Bank and Trust	Swiss Franc	12/20/24	3,200,000	3,724,718	(82,821)
State Street Bank and Trust	Swiss Franc	12/20/24	1,140,000	1,326,931	(29,505)
					$(629,005)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

^  Security, or portion of security, is on loan.

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,619,957.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2024.

***  The rate disclosed is the 7 day net yield as of October 31, 2024.

FOREIGN CURRENCY ABBREVIATIONS

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

CNY  Chinese Yuan Renminbi

DKK  Danish Krone

EUR  European Monetary Unit

GBP  British Pound Sterling

HKD  Hong Kong Dollar

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

SEK  Swedish Krona

TWD  New Taiwan Dollar

ABBREVIATION

ADR  American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

www.calamos.com

International Growth Fund Schedule of Investments October 31, 2024

CURRENCY EXPOSURE
OCTOBER 31, 2024

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$46,961,107	18.7%
Japanese Yen	34,725,783	13.8%
European Monetary Unit	32,532,977	13.0%
British Pound Sterling	26,175,508	10.4%
Indian Rupee	19,691,680	7.8%
Australian Dollar	14,219,730	5.7%
Swedish Krona	12,383,535	4.9%
Danish Krone	11,308,017	4.5%
Swiss Franc	10,418,907	4.2%
New Taiwan Dollar	9,909,596	3.9%
Canadian Dollar	9,746,414	3.9%
Hong Kong Dollar	9,058,899	3.6%
Chinese Yuan Renminbi	7,837,768	3.1%
South Korean Won	6,363,191	2.5%
Total Investments	$251,333,112	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Evolving World Growth Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (20.3%)
		Consumer Discretionary (14.0%)
16,139,000		Alibaba Group Holding, Ltd.*^ 0.500%, 06/01/31	$18,615,691
9,139,000		JD.com, Inc.*^ 0.250%, 06/01/29	10,435,184
3,104,000		MakeMyTrip, Ltd. 0.000%, 02/15/28	8,196,422
12,169,000		Trip.com Group, Ltd.* 0.750%, 06/15/29	14,348,103
3,868,000		Wynn Macau, Ltd.* 4.500%, 03/07/29	3,975,260
			55,570,660
		Information Technology (4.3%)
7,100,000		Hon Hai Precision Industry Company, Ltd. 0.000%, 08/05/26	9,136,280
4,600,000		SK Hynix, Inc. 1.750%, 04/11/30	7,817,884
			16,954,164
		Materials (2.0%)
7,700,000		Gold Pole Capital Company, Ltd. 1.000%, 06/25/29	8,135,127
		TOTAL CONVERTIBLE BONDS (Cost $66,428,077)	80,659,951
NUMBER OF SHARES			VALUE
COMMON STOCKS (80.2%)
		Communication Services (3.1%)
232,300	HKD	Tencent Holdings, Ltd.	12,112,607
		Consumer Discretionary (17.7%)
131,490	INR	Amber Enterprises India, Ltd.#	9,392,053
58,000	CNY	BYD Company, Ltd. - Class A	2,389,865
251,700	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	2,401,281
47,500	INR	Dixon Technologies India, Ltd.	7,946,525
735,900	CNY	Fuyao Glass Industry Group Company, Ltd. - Class A	5,888,240
1,009,425	CNY	Hisense Home Appliances Group Company, Ltd. - Class A	3,978,062
617,570	INR	Indian Hotels Company, Ltd.	4,949,853
852,991	INR	Kalyan Jewellers India, Ltd.	6,639,792
134,495	INR	Mahindra & Mahindra, Ltd.	4,379,383
294,200	HKD	Meituan - Class B*#	6,952,055
4,050		MercadoLibre, Inc.#	8,250,579
2,496,920	INR	Zomato, Ltd.#	7,156,272
			70,323,960
NUMBER OF SHARES			VALUE
		Consumer Staples (5.9%)
159,470	TRY	BIM Birlesik Magazalar, A/S	$2,175,916
39,540	INR	Britannia Industries, Ltd.	2,689,700
281,030	CNY	Eastroc Beverage Group Company, Ltd. - Class A	8,371,205
27,680	INR	Gillette India, Ltd.	3,278,005
14,180,730	IDR	Sumber Alfaria Trijaya, Tbk PT	2,999,683
63,380	GBP	Unilever, PLC	3,866,311
			23,380,820
		Energy (2.0%)
125,490	INR	Reliance Industries, Ltd.#	1,984,245
125,490	INR	Reliance Industries, Ltd.	1,984,170
155,630		TechnipFMC, PLC	4,153,765
			8,122,180
		Financials (15.7%)
17,285,536	IDR	Bank Mandiri Persero, Tbk PT	7,338,034
1,353,960	PHP	Bank of the Philippine Islands	3,325,875
998,000	CNY	China Galaxy Securities Company, Ltd.	2,043,084
154,100	HKD	Hong Kong Exchanges & Clearing, Ltd.	6,170,218
119,128	KRW	KB Financial Group, Inc.	7,751,517
3,135,000	THB	Krung Thai Bank PCL	1,912,610
124,065	KRW	Meritz Financial Group, Inc.	9,181,969
797,875	NU	Holdings, Ltd. - Class A#	12,039,934
172,465	INR	PB Fintech, Ltd.#	3,465,818
988,500	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	6,124,528
11,640	KRW	Samsung Fire & Marine Insurance Company, Ltd.	2,822,010
			62,175,597
		Health Care (3.4%)
41,190	INR	Apollo Hospitals Enterprise, Ltd.	3,424,054
382,000	THB	Bumrungrad Hospital PCL	3,082,979
3,183,960	MXN	Genomma Lab Internacional, SAB de CV - Class B	4,264,481
512,329	BRL	Rede D'Or Sao Luiz, SA*	2,602,013
			13,373,527
		Industrials (10.0%)
262,715	INR	Adani Ports & Special Economic Zone, Ltd.	4,286,524
69,100	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	2,398,250
34,201	KRW	Hanwha Aerospace Company, Ltd.	9,049,357
20,645	KRW	HD Hyundai Electric Company, Ltd.	4,832,036
76,900	INR	Hindustan Aeronautics, Ltd.	3,876,404
584,510	PHP	International Container Terminal Services, Inc.	3,972,184

See accompanying Notes to Schedule of Investments

www.calamos.com

Evolving World Growth Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES			VALUE
677,094	BRL	WEG, SA	$6,337,691
1,609,000	HKD	Weichai Power Company, Ltd. - Class H	2,431,298
687,659	CNY	Yutong Bus Company, Ltd.	2,341,997
			39,525,741
		Information Technology (18.0%)
194,500	TWD	All Ring Tech Company, Ltd.	2,664,192
145,810		Infosys, Ltd. (ADR)^	3,048,887
198,048	TWD	Insyde Software Corp.	3,197,534
109,000	TWD	MediaTek, Inc.	4,243,170
40,400	CNY	NAURA Technology Group Company, Ltd. - Class A	2,223,925
33,250		NVIDIA Corp.	4,414,270
1,484,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	46,557,823
1,415,800	HKD	Xiaomi Corp. - Class B*#	4,856,047
			71,205,848
		Materials (0.9%)
192,585	CAD	Barrick Gold Corp.^	3,722,097
		Real Estate (3.5%)
112,230		KE Holdings, Inc. (ADR)	2,461,204
300,570	INR	Macrotech Developers, Ltd.*	4,310,437
372,780	INR	Prestige Estates Projects, Ltd.	7,252,938
			14,024,579
		TOTAL COMMON STOCKS (Cost $230,666,891)	317,966,956
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTIONS (0.4%)#
		Communication Services (0.3%)
870		Sea, Ltd.
8,182,350		Call, 12/20/24, Strike $100.00	517,650
10,786		Tencent Music Entertainment Group
12,004,818		Call, 12/20/24, Strike $12.00	755,020
			1,272,670
		Materials (0.1%)
2,454		Freeport-McMoRan, Inc.
11,047,908		Call, 12/20/24, Strike $50.00	231,903
		TOTAL PURCHASED OPTIONS (Cost $2,317,872)	1,504,573
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.5%)
9,933,581	State Street Navigator Securities Lending Government Money Market Portfolio, 4.871%†*** (Cost $9,933,581)	$9,933,581
	TOTAL INVESTMENTS (103.4%) (Cost $309,346,421)	410,065,061
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.5%)		(9,933,581)
LIABILITIES, LESS OTHER ASSETS (-0.9%)		(3,489,333)
NET ASSETS (100.0%)		$396,642,147

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	South African Rand	12/20/24	202,270,000	$11,428,014	$(285,768)
Northern Trust Company	Mexican Peso	12/20/24	227,300,000	11,270,588	(285,900)
State Street Bank and Trust	Brazilian Real	12/20/24	64,000,000	11,012,874	(630,899)
					$(1,202,567)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

#  Non-income producing security.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2024.

***  The rate disclosed is the 7 day net yield as of October 31, 2024.

FOREIGN CURRENCY ABBREVIATIONS

BRL  Brazilian Real

CAD  Canadian Dollar

CNY  Chinese Yuan Renminbi

GBP  British Pound Sterling

HKD  Hong Kong Dollar

IDR  Indonesian Rupiah

INR  Indian Rupee

KRW  South Korean Won

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Evolving World Growth Fund Schedule of Investments October 31, 2024

MXN  Mexican Peso

PHP  Philippine Peso

THB  Thai Baht

TRY  Turkish Lira

TWD  New Taiwan Dollar

CURRENCY EXPOSURE
OCTOBER 31, 2024

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$126,466,744	30.9%
Indian Rupee	77,016,173	18.8%
New Taiwan Dollar	56,662,719	13.8%
Hong Kong Dollar	38,646,753	9.4%
South Korean Won	33,636,889	8.2%
Chinese Yuan Renminbi	32,035,909	7.8%
Indonesian Rupiah	10,337,717	2.5%
Brazilian Real	8,939,704	2.2%
Philippine Peso	7,298,059	1.8%
Thai Baht	4,995,589	1.2%
Mexican Peso	4,264,481	1.0%
British Pound Sterling	3,866,311	1.0%
Canadian Dollar	3,722,097	0.9%
Turkish Lira	2,175,916	0.5%
Total Investments	$410,065,061	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Equity Fund  Schedule of Investments October 31, 2024

NUMBER OF SHARES			VALUE
COMMON STOCKS (97.3%)
		Communication Services (10.8%)
14,100		Alphabet, Inc. - Class A	$2,412,651
71,750	EUR	Deutsche Telekom, AG	2,169,254
4,810		Meta Platforms, Inc. - Class A	2,730,060
2,710		Netflix, Inc.#	2,048,841
9,630		Spotify Technology, SA#	3,708,513
24,800		Tencent Holdings, Ltd. (ADR)^	1,294,808
			14,364,127
		Consumer Discretionary (10.3%)
13,400		Alibaba Group Holding, Ltd. (ADR)	1,312,932
25,190		Amazon.com, Inc.#	4,695,416
25,050		Chipotle Mexican Grill, Inc.#	1,397,038
9,850	INR	Dixon Technologies India, Ltd.	1,647,858
5,150		Lowe's Companies, Inc.	1,348,425
15,500		MakeMyTrip, Ltd.#^	1,573,095
642,000	INR	Zomato, Ltd.#	1,839,998
			13,814,762
		Consumer Staples (5.5%)
2,490		Costco Wholesale Corp.	2,176,708
15,900		Post Holdings, Inc.#	1,736,439
22,300	GBP	Unilever, PLC	1,360,346
25,250		Walmart, Inc.	2,069,238
			7,342,731
		Energy (3.5%)
94,140	CAD	Canadian Natural Resources, Ltd.^	3,201,443
55,810		TechnipFMC, PLC	1,489,569
			4,691,012
		Financials (6.3%)
12,750		Apollo Global Management, Inc.	1,826,565
6,390		Chubb, Ltd.	1,804,791
2,800		Goldman Sachs Group, Inc.	1,449,812
2,760		JPMorgan Chase & Company	612,499
186,500	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	1,155,513
43,200	JPY	Sumitomo Mitsui Financial Group, Inc.^	916,468
9,100		Wells Fargo & Company	590,772
			8,356,420
		Health Care (10.2%)
20,290		Boston Scientific Corp.#	1,704,766
4,920		Eli Lilly & Company	4,082,321
12,000	CHF	Novartis, AG	1,302,075
32,390		Novo Nordisk, A/S (ADR)	3,626,060
40,300	CHF	Sandoz Group, AG	1,837,207
1,850		UnitedHealth Group, Inc.	1,044,325
			13,596,754
NUMBER OF SHARES			VALUE
		Industrials (14.0%)
21,850		Construction Partners, Inc. - Class A#	$1,720,250
3,275		EMCOR Group, Inc.	1,460,879
15,000		General Electric Company	2,576,700
27,350	INR	Hindustan Aeronautics, Ltd.	1,378,669
111,500	JPY	Hitachi, Ltd.	2,801,422
83,800	SEK	Munters Group, AB*	1,357,524
427,100	GBP	Rolls-Royce Holdings, PLC#	2,947,160
4,310	EUR	Safran, SA	975,636
6,490	EUR	Schneider Electric, SE	1,681,226
8,620		Waste Management, Inc.	1,860,627
			18,760,093
		Information Technology (31.5%)
25,660		Apple, Inc.	5,796,851
3,290	EUR	ASML Holding, NV	2,214,601
10,090		International Business Machines Corp.	2,085,805
6,100	JPY	Keyence Corp.	2,753,621
14,730		Microsoft Corp.~	5,985,535
97,100		NVIDIA Corp.	12,890,996
10,235		Oracle Corp.	1,717,842
7,725	EUR	SAP, SE	1,803,671
118,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	3,700,419
40,830	AUD	WiseTech Global, Ltd.	3,134,853
			42,084,194
		Materials (3.2%)
68,530	CAD	Barrick Gold Corp.	1,324,482
3,105		Linde, PLC	1,416,346
629,800	CNY	Zijin Mining Group Company, Ltd. - Class A	1,477,302
			4,218,130
		Real Estate (1.0%)
98,000	INR	Macrotech Developers, Ltd.*	1,405,405
		Utilities (1.0%)
14,600		Southern Company	1,329,038
		TOTAL COMMON STOCKS (Cost $77,717,143)	129,962,666
CONVERTIBLE PREFERRED STOCK (0.5%)
		Industrials (0.5%)
13,100		Boeing Company#^ 6.000%, 10/15/27 (Cost $715,436)	703,863

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Global Equity Fund  Schedule of Investments October 31, 2024

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.7%)#
	Information Technology (0.4%)
486	NVIDIA Corp.
6,452,136	Put, 01/17/25, Strike $130.00	$532,170
	Other (0.3%)
865	iShares Russell 2000 Value ETF
14,217,140	Call, 11/15/24, Strike $165.00	406,550
	TOTAL PURCHASED OPTIONS (Cost $731,478)	938,720
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.2%)
1,529,569	State Street Navigator Securities Lending Government Money Market Portfolio, 4.871%†*** (Cost $1,529,569)	1,529,569
	TOTAL INVESTMENTS (99.7%) (Cost $80,693,626)	133,134,818
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.1%)		(1,529,569)
OTHER ASSETS, LESS LIABILITIES (1.4%)		1,975,032
NET ASSETS (100.0%)		$133,580,281

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

^  Security, or portion of security, is on loan.

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,117,463.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2024.

***  The rate disclosed is the 7 day net yield as of October 31, 2024.

FOREIGN CURRENCY ABBREVIATIONS

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

CNY  Chinese Yuan Renminbi

EUR  European Monetary Unit

GBP  British Pound Sterling

HKD  Hong Kong Dollar

INR  Indian Rupee

JPY  Japanese Yen

SEK  Swedish Krona

TWD  New Taiwan Dollar

ABBREVIATION

ADR  American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE
OCTOBER 31, 2024

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$88,748,665	66.7%
European Monetary Unit	8,844,388	6.6%
Japanese Yen	6,471,511	4.9%
Indian Rupee	6,271,930	4.7%
Canadian Dollar	4,525,925	3.4%
British Pound Sterling	4,307,506	3.2%
New Taiwan Dollar	3,700,419	2.8%
Swiss Franc	3,139,282	2.4%
Australian Dollar	3,134,853	2.3%
Chinese Yuan Renminbi	1,477,302	1.1%
Swedish Krona	1,357,524	1.0%
Hong Kong Dollar	1,155,513	0.9%
Total Investments	$133,134,818	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Opportunities Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (37.6%)
		Communication Services (0.6%)
1,576,000		Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	$1,745,562
		Consumer Discretionary (9.5%)
6,030,000	EUR	Accor, SA 0.700%, 12/07/27	3,476,602
4,480,000		Alibaba Group Holding, Ltd.* 0.500%, 06/01/31	5,167,501
4,665,000		JD.com, Inc.* 0.250%, 06/01/29	5,326,637
1,159,000		MakeMyTrip, Ltd. 0.000%, 02/15/28	3,060,455
2,440,000		Meritage Homes Corp.* 1.750%, 05/15/28	2,591,670
1,560,000		Rivian Automotive, Inc. 4.625%, 03/15/29	1,359,041
4,778,000		Trip.com Group, Ltd.* 0.750%, 06/15/29	5,633,597
			26,615,503
		Consumer Staples (2.8%)
5,071,000		Post Holdings, Inc. 2.500%, 08/15/27	5,808,273
1,940,000		Spectrum Brands, Inc.* 3.375%, 06/01/29	1,966,306
			7,774,579
		Energy (2.2%)
5,500,000	EUR	Eni S.p.A 2.950%, 09/14/30	6,178,136
		Financials (1.6%)
1,100,000	EUR	LEG Properties, BV^ 1.000%, 09/04/30	1,248,514
2,200,000		Morgan Stanley Finance, LLC, Series B 1.000%, 11/23/27	3,165,360
			4,413,874
		Health Care (0.5%)
1,220,000		Alnylam Pharmaceuticals, Inc. 1.000%, 09/15/27	1,393,289
		Industrials (4.6%)
2,267,000		Granite Construction, Inc.* 3.250%, 06/15/30	2,909,672
3,500,000	EUR	SPIE, SA 2.000%, 01/17/28	4,397,800
3,013,000		Tetra Tech, Inc. 2.250%, 08/15/28	4,067,279
1,131,000		Uber Technologies, Inc.* 0.875%, 12/01/28	1,362,504
			12,737,255
PRINCIPAL AMOUNT			VALUE
		Information Technology (9.2%)
2,836,000		Guidewire Software, Inc.* 1.250%, 11/01/29	$2,887,729
3,400,000		Hon Hai Precision Industry Company, Ltd. 0.000%, 08/05/26	4,375,120
1,320,000		Itron, Inc.* 1.375%, 07/15/30	1,440,701
3,489,000		Parsons Corp.* 2.625%, 03/01/29	4,522,686
1,387,000		Snowflake, Inc.* 0.000%, 10/01/29	1,416,543
5,599,000		Spotify USA, Inc. 0.000%, 03/15/26	5,641,888
1,320,000		Varonis Systems, Inc.* 1.000%, 09/15/29	1,335,880
3,637,000		Xero Investments, Ltd. 1.625%, 06/12/31	4,000,736
			25,621,283
		Materials (1.8%)
829,000		Fortuna Mining Corp.* 3.750%, 06/30/29	923,854
2,600,000		Gold Pole Capital Company, Ltd. 1.000%, 06/25/29	2,746,926
190,000,000	JPY	Resonac Holdings Corp. 0.000%, 12/29/28	1,377,219
			5,047,999
		Utilities (4.8%)
2,578,000		Duke Energy Corp. 4.125%, 04/15/26	2,722,187
2,566,000		NextEra Energy Capital Holdings, Inc.* 3.000%, 03/01/27	3,186,176
6,888,000		Southern Company* 4.500%, 06/15/27	7,521,283
			13,429,646
		TOTAL CONVERTIBLE BONDS (Cost $95,833,110)	104,957,126
U.S. GOVERNMENT AND AGENCY SECURITIES (2.8%)
		Other (2.8%)
		U.S. Treasury Note
2,860,000		4.000%, 06/30/28	2,846,259
2,835,000		4.625%, 09/15/26	2,858,145
2,120,000		4.500%, 07/15/26	2,130,641
		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $7,749,497)	7,835,045

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Global Opportunities Fund Schedule of Investments October 31, 2024

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (3.9%)
		Financials (1.7%)
42,600		Apollo Global Management, Inc. 6.750%, 07/31/26	$3,253,362
28,000		Ares Management Corp.# 6.750%, 10/01/27	1,509,200
			4,762,562
		Industrials (2.2%)
113,240		Boeing Company# 6.000%, 10/15/27	6,084,385
		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,527,471)	10,846,947
COMMON STOCKS (50.3%)
		Communication Services (5.5%)
26,960		Alphabet, Inc. - Class A	4,613,125
95,270	EUR	Deutsche Telekom, AG	2,880,347
3,600		Meta Platforms, Inc. - Class A	2,043,288
3,060		Netflix, Inc.#	2,313,452
9,270		Spotify Technology, SA#	3,569,877
			15,420,089
		Consumer Discretionary (2.7%)
33,300		Amazon.com, Inc.#	6,207,120
24,500		Chipotle Mexican Grill, Inc.#	1,366,365
			7,573,485
		Consumer Staples (3.0%)
3,990		Costco Wholesale Corp.	3,487,978
34,470	GBP	Unilever, PLC	2,102,741
33,375		Walmart, Inc.	2,735,081
			8,325,800
		Energy (1.9%)
158,000	CAD	Canadian Natural Resources, Ltd.	5,373,146
		Financials (3.4%)
6,900		Chubb, Ltd.	1,948,836
4,000		Goldman Sachs Group, Inc.	2,071,160
9,320		JPMorgan Chase & Company	2,068,295
64,500	JPY	Sumitomo Mitsui Financial Group, Inc.	1,368,337
29,900		Wells Fargo & Company	1,941,108
			9,397,736
		Health Care (6.2%)
7,040		Eli Lilly & Company	5,841,370
17,100	CHF	Novartis, AG	1,855,457
54,795		Novo Nordisk, A/S (ADR)	6,134,300
46,600	CHF	Sandoz Group, AG	2,124,413
2,311		UnitedHealth Group, Inc.	1,304,559
			17,260,099
NUMBER OF SHARES			VALUE
		Industrials (4.4%)
15,100		General Electric Company	$2,593,878
29,700	INR	Hindustan Aeronautics, Ltd.	1,497,129
134,700	JPY	Hitachi, Ltd.	3,384,318
394,911	GBP	Rolls-Royce Holdings, PLC#	2,725,043
10,200		Waste Management, Inc.	2,201,670
			12,402,038
		Information Technology (21.0%)
45,920		Apple, Inc.	10,373,787
5,180	EUR	ASML Holding, NV	3,486,819
15,880		International Business Machines Corp.	3,282,714
5,300	JPY	Keyence Corp.	2,392,490
22,690		Microsoft Corp.	9,220,081
112,910		NVIDIA Corp.	14,989,932
12,365		Oracle Corp.	2,075,342
9,345	EUR	SAP, SE	2,181,916
222,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	6,961,805
46,438	AUD	WiseTech Global, Ltd.	3,565,425
			58,530,311
		Materials (1.6%)
132,245	CAD	Barrick Gold Corp.	2,555,904
4,010		Linde, PLC	1,829,162
			4,385,066
		Real Estate (0.6%)
125,110	INR	Macrotech Developers, Ltd.*	1,794,187
		TOTAL COMMON STOCKS (Cost $78,155,028)	140,461,957
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTIONS (1.0%)#
		Consumer Discretionary (0.1%)
207		Lowe's Companies, Inc.
5,419,881		Call, 04/17/25, Strike $270.00	334,305
		Health Care (0.1%)
333		Boston Scientific Corp.
2,797,866		Call, 01/17/25, Strike $77.50	291,375
		Information Technology (0.2%)
394		NVIDIA Corp.
5,230,744		Put, 01/17/25, Strike $130.00	431,430
		Materials (0.0%)
1,150		Freeport-McMoRan, Inc.
5,177,300		Call, 12/20/24, Strike $50.00	108,675

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Opportunities Fund Schedule of Investments October 31, 2024

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Other (0.6%)
1,730	iShares Russell 2000 Value ETF
28,434,280	Call, 11/15/24, Strike $165.00	$813,100
484	SPDR® S&P 500® ETF Trust
27,522,176	Put, 01/17/25, Strike $575.00	871,926
		1,685,026
	TOTAL PURCHASED OPTIONS (Cost $2,666,989)	2,850,811
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.2%)
581,900	State Street Navigator Securities Lending Government Money Market Portfolio, 4.871%†*** (Cost $581,900)	581,900
	TOTAL INVESTMENTS (95.8%) (Cost $194,513,995)	267,533,786
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.2%)		(581,900)
OTHER ASSETS, LESS LIABILITIES (4.4%)		12,449,620
NET ASSETS (100.0%)		$279,401,506

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

#  Non-income producing security.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2024.

***  The rate disclosed is the 7 day net yield as of October 31, 2024.

FOREIGN CURRENCY ABBREVIATIONS

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  European Monetary Unit

GBP  British Pound Sterling

INR  Indian Rupee

JPY  Japanese Yen

TWD  New Taiwan Dollar

ABBREVIATION

ADR  American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE
OCTOBER 31, 2024

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$204,606,038	76.5%
European Monetary Unit	23,850,134	8.9%
Japanese Yen	8,522,364	3.2%
Canadian Dollar	7,929,050	3.0%
New Taiwan Dollar	6,961,805	2.6%
British Pound Sterling	4,827,784	1.8%
Swiss Franc	3,979,870	1.5%
Australian Dollar	3,565,425	1.3%
Indian Rupee	3,291,316	1.2%
Total Investments	$267,533,786	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

International Small Cap Growth Fund  Schedule of Investments October 31, 2024

NUMBER OF SHARES			VALUE
COMMON STOCKS (95.3%)
		Communication Services (8.5%)
850	EUR	CTS Eventim, AG & Company KGaA	$89,263
4,765	SEK	Hemnet Group, AB	150,187
1,027	EUR	Scout24, SE*	88,718
48,630	GBP	Trustpilot Group, PLC*#	155,436
			483,604
		Consumer Discretionary (11.0%)
2,895	INR	Amber Enterprises India, Ltd.#	206,784
300,600	PHP	DigiPlus Interactive Corp.	104,276
14,200	CNY	Hisense Home Appliances Group Company, Ltd. - Class A	55,961
8,465	INR	Kalyan Jewellers India, Ltd.	65,893
1,222		MakeMyTrip, Ltd.#	124,021
2,130	SEK	Thule Group, AB*	71,296
			628,231
		Consumer Staples (12.9%)
3,700	SEK	AAK, AB	106,215
2,259	GBP	Cranswick, PLC	147,682
1,291	INR	Gillette India, Ltd.	152,887
5,200	JPY	Kobe Bussan Company, Ltd.	127,554
332,320	IDR	Sumber Alfaria Trijaya, Tbk PT	70,296
1,000	JPY	Toyo Suisan Kaisha, Ltd.	58,744
10,239	GBP	Warpaint London, PLC	71,559
			734,937
		Energy (3.5%)
24,735	CAD	CES Energy Solutions Corp.	141,764
5,150	CAD	Secure Energy Services, Inc.	57,368
			199,132
		Financials (7.1%)
10,500	JPY	Concordia Financial Group, Ltd.	52,010
1,500	CAD	Definity Financial Corp.	57,884
2,285	AUD	HUB24, Ltd.	102,842
1,625	KRW	Meritz Financial Group, Inc.	120,265
3,586	INR	PB Fintech, Ltd.#	72,063
			405,064
		Health Care (11.0%)
1,560	DKK	ALK-Abello, A/S#	36,528
3,620	SEK	Biotage, AB	54,368
9,200	THB	Bumrungrad Hospital PCL	74,250
1,002	SEK	Camurus, AB#	56,347
55,800	MXN	Genomma Lab Internacional, SAB de CV - Class B	74,736
7,900	JPY	Santen Pharmaceutical Company, Ltd.	94,475
4,000	JPY	Shofu, Inc.	59,039
410	CHF	Ypsomed Holding, AG	181,851
			631,594
NUMBER OF SHARES			VALUE
		Industrials (15.8%)
5,712	CAD	Bird Construction, Inc.	$124,344
393	EUR	DO & CO, AG#	61,095
348	KRW	HD Hyundai Electric Company, Ltd.	81,451
1,700	JPY	IHI Corp.	90,506
5,100	JPY	Japan Elevator Service Holdings Company, Ltd.	97,652
1,100	JPY	Kyudenko Corp.	39,490
253,000	HKD	Lonking Holdings, Ltd.	48,706
8,735	SEK	Munters Group, AB*	141,503
4,850	CHF	R&S Group Holding, AG	117,796
1,015	KRW	SK Square Company, Ltd.#	61,296
5,600	GBP	Volution Group, PLC	41,786
			905,625
		Information Technology (13.1%)
4,450	TWD	All Ring Tech Company, Ltd.	60,955
6,110	NOK	Crayon Group Holding, ASA*#	60,515
826	CAD	Descartes Systems Group, Inc.#	85,812
3,350	TWD	Insyde Software Corp.	54,087
52,000	HKD	Kingdee International Software Group Company, Ltd.#	54,436
6,210	AUD	Life360, Inc.*#	88,604
1,088	EUR	Nemetschek, SE	117,234
1,710	EUR	SUSS MicroTec, SE	102,318
4,320	AUD	Technology One, Ltd.	68,852
4,200	JPY	Towa Corp.	53,776
			746,589
		Materials (8.5%)
4,300	CAD	Alamos Gold, Inc. - Class A	86,874
5,055	JPY	Artience Company, Ltd.	121,158
4,600	JPY	Resonac Holdings Corp.	109,413
2,843	EUR	SOL S.p.A	110,266
2,300	JPY	Sumitomo Bakelite Company, Ltd.	60,063
			487,774
		Real Estate (3.9%)
10,900	JPY	Mirarth Holdings, Inc.	35,031
3,045	INR	Prestige Estates Projects, Ltd.	59,244
6,972	INR	Sobha, Ltd.	131,472
			225,747
		TOTAL COMMON STOCKS (Cost $4,866,872)	5,448,297
		TOTAL INVESTMENTS (95.3%) (Cost $4,866,872)	5,448,297
OTHER ASSETS, LESS LIABILITIES (4.7%)			271,682
NET ASSETS (100.0%)			$5,719,979

See accompanying Notes to Schedule of Investments

www.calamos.com

International Small Cap Growth Fund  Schedule of Investments October 31, 2024

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

#  Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

CNY  Chinese Yuan Renminbi

DKK  Danish Krone

EUR  European Monetary Unit

GBP  British Pound Sterling

HKD  Hong Kong Dollar

IDR  Indonesian Rupiah

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

NOK  Norwegian Krone

PHP  Philippine Peso

SEK  Swedish Krona

THB  Thai Baht

TWD  New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

CURRENCY EXPOSURE
OCTOBER 31, 2024

	VALUE	% OF TOTAL INVESTMENTS
Japanese Yen	$998,911	18.3%
Indian Rupee	688,343	12.6%
Swedish Krona	579,916	10.7%
European Monetary Unit	568,894	10.4%
Canadian Dollar	554,046	10.2%
British Pound Sterling	416,463	7.6%
Swiss Franc	299,647	5.5%
South Korean Won	263,012	4.8%
Australian Dollar	260,298	4.8%
US Dollar	124,021	2.3%
New Taiwan Dollar	115,042	2.1%
Philippine Peso	104,276	1.9%
Hong Kong Dollar	103,142	1.9%
Mexican Peso	74,736	1.4%
Thai Baht	74,250	1.4%
Indonesian Rupiah	70,296	1.3%
Norwegian Krone	60,515	1.1%
Chinese Yuan Renminbi	55,961	1.0%
Danish Krone	36,528	0.7%
Total Investments	$5,448,297	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Total Return Bond Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (44.8%)
	Airlines (1.2%)
92,134	Air Canada Pass Through Trust Series 2015-2, Class AA* 3.750%, 06/15/29	$88,790
85,806	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	84,907
79,769	British Airways Pass Through Trust Series 2019-1, Class A* 3.350%, 12/15/30	74,471
118,908	JetBlue Pass Through Trust Series 2019-1, Class AA 2.750%, 11/15/33	104,797
		352,965
	Communication Services (2.8%)
200,000	Alphabet, Inc.^ 2.050%, 08/15/50	117,574
200,000	Ashtead Capital, Inc.* 4.375%, 08/15/27	197,208
100,000	Charter Communications Operating, LLC / Charter Communications Operating Capital 2.800%, 04/01/31	84,134
150,000	Comcast Corp. 3.900%, 03/01/38	129,486
75,000	Paramount Global 3.700%, 10/04/26	71,541
100,000	United States Cellular Corp. 6.700%, 12/15/33	108,263
150,000	Verizon Communications, Inc. 4.016%, 12/03/29	144,332
		852,538
	Consumer Discretionary (3.2%)
150,000	Cargill, Inc.* 3.125%, 05/25/51	103,251
200,000	Ford Motor Credit Company, LLC 4.000%, 11/13/30	180,882
50,000	goeasy, Ltd.* 7.625%, 07/01/29	51,418
125,000	Kohl's Corp. 5.550%, 07/17/45	84,656
100,000	M/I Homes, Inc. 3.950%, 02/15/30	91,492
100,000	Mattel, Inc. 6.200%, 10/01/40	100,060
100,000	Meritage Homes Corp.* 3.875%, 04/15/29	93,498
75,000	Newell Brands, Inc. 5.700%, 04/01/26	75,211
100,000	NIKE, Inc. 2.850%, 03/27/30	91,597
PRINCIPAL AMOUNT		VALUE
100,000	Tractor Supply Company 5.250%, 05/15/33	$100,651
		972,716
	Consumer Staples (2.9%)
125,000	Anheuser-Busch InBev Worldwide, Inc. 3.500%, 06/01/30	117,817
125,000	Archer-Daniels-Midland Company 3.250%, 03/27/30	116,217
125,000	Costco Wholesale Corp. 1.600%, 04/20/30	107,058
100,000	Edgewell Personal Care Company* 4.125%, 04/01/29	93,586
125,000	Hershey Company 1.700%, 06/01/30	107,320
115,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.500%, 01/15/30	114,753
100,000	Kimberly-Clark Corp. 3.100%, 03/26/30	92,944
100,000	Novartis Capital Corp. 4.700%, 09/18/54	92,592
50,000	Pilgrim's Pride Corp. 4.250%, 04/15/31	46,491
		888,778
	Energy (1.0%)
95,000	Energy Transfer, LP^‡ 7.850%, 11/01/66 3 mo. SOFR + 3.28%	94,386
100,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	102,608
100,000	EQT Corp.* 3.125%, 05/15/26	96,914
		293,908
	Financials (15.2%)
115,000	Ally Financial, Inc.‡ 4.700%, 05/15/26 5 year CMT + 3.87%	103,783
100,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	95,308
100,000	Avolon Holdings Funding, Ltd.* 5.500%, 01/15/26	100,085
125,000	AXIS Specialty Finance, PLC 4.000%, 12/06/27	121,415
100,000	Bank of America Corp.‡ 2.087%, 06/14/29 SOFR + 1.06%	90,733
150,000	Bank of Montreal‡ 3.088%, 01/10/37 5 year CMT + 1.40%	126,724
100,000	Bank of New York Mellon Corp.‡ 5.834%, 10/25/33 SOFR + 2.07%	105,328

See accompanying Notes to Schedule of Investments

www.calamos.com

Total Return Bond Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
150,000	Berkshire Hathaway Finance Corp. 4.250%, 01/15/49	$130,935
100,000	BlackRock Funding, Inc. 5.250%, 03/14/54	98,558
125,000	BP Capital Markets, PLC‡ 4.875%, 03/22/30 5 year CMT + 4.40%	122,547
175,000	Brookfield Finance, Inc. 2.724%, 04/15/31	153,060
100,000	Brown & Brown, Inc. 5.650%, 06/11/34	101,674
150,000	Capital One Financial Corp.‡ 2.359%, 07/29/32 SOFR + 1.34%	121,121
100,000	Charles Schwab Corp.‡ 4.000%, 06/01/26 5 year CMT + 3.17%	96,073
100,000	Chubb INA Holdings, Inc. 4.150%, 03/13/43	86,180
150,000	Citigroup, Inc.‡ 3.875%, 02/18/26 5 year CMT + 3.42%	145,236
100,000	Citizens Financial Group, Inc.‡ 5.718%, 07/23/32 SOFR + 1.91%	100,992
100,000	Essent Group, Ltd. 6.250%, 07/01/29	102,329
100,000	Essential Properties, LP 2.950%, 07/15/31	85,162
100,000	Essex Portfolio, LP 1.700%, 03/01/28	90,460
100,000	Fiserv, Inc. 4.750%, 03/15/30	99,485
100,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	91,784
125,000	Globe Life, Inc. 4.550%, 09/15/28	123,429
100,000	GLP Capital, LP / GLP Financing II, Inc. 3.250%, 01/15/32	86,422
150,000	Goldman Sachs Group, Inc.‡ 3.800%, 05/10/26 5 year CMT + 2.97%	144,150
125,000	JPMorgan Chase & Company^‡ 3.650%, 06/01/26 5 year CMT + 2.85%	121,325
200,000	LSEGA Financing, PLC* 2.000%, 04/06/28	182,444
125,000	Markel Corp. 3.500%, 11/01/27	120,454
100,000	MetLife, Inc. 6.400%, 12/15/66	104,244
PRINCIPAL AMOUNT		VALUE
100,000	Morgan Stanley^‡ 5.042%, 07/19/30 SOFR + 1.22%	$100,369
100,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	92,181
118,000	PartnerRe Finance B, LLC‡ 4.500%, 10/01/50 5 year CMT + 3.82%	108,219
100,000	Primerica, Inc. 2.800%, 11/19/31	85,135
100,000	Prologis, LP 2.875%, 11/15/29	91,957
125,000	RenaissanceRe Finance, Inc. 3.450%, 07/01/27	121,253
100,000	SLM Corp. 3.125%, 11/02/26	94,791
100,000	Toronto-Dominion Bank 4.456%, 06/08/32	95,971
125,000	Travelers Companies, Inc. 2.550%, 04/27/50	77,010
100,000	US Bancorp‡ 5.100%, 07/23/30 SOFR + 1.25%	100,461
200,000	USAA Capital Corp.* 2.125%, 05/01/30	174,464
100,000	VICI Properties, LP / VICI Note Company, Inc.* 3.500%, 02/15/25	99,443
125,000	Wells Fargo & Company 4.400%, 06/14/46	103,609
		4,596,303
	Health Care (2.7%)
150,000	CVS Health Corp. 4.780%, 03/25/38	133,876
100,000	DaVita, Inc.* 4.625%, 06/01/30	92,075
100,000	Elanco Animal Health, Inc. 6.650%, 08/28/28	102,879
100,000	Illumina, Inc. 5.750%, 12/13/27	102,670
150,000	Johnson & Johnson 3.400%, 01/15/38	127,778
100,000	Kaiser Foundation Hospitals 2.810%, 06/01/41	73,168
100,000	Royalty Pharma, PLC 2.200%, 09/02/30	85,476
100,000	Zoetis, Inc. 5.600%, 11/16/32	103,947
		821,869

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Total Return Bond Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
	Industrials (5.4%)
125,000	Air Lease Corp.‡ 4.650%, 06/15/26 5 year CMT + 4.08%	$121,550
100,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	98,114
125,000	Beacon Roofing Supply, Inc.* 4.500%, 11/15/26	122,566
100,000	Burlington Northern Santa Fe, LLC 4.950%, 09/15/41	95,492
100,000	Cascades, Inc. / Cascades USA, Inc.* 5.125%, 01/15/26	99,499
100,000	Cummins, Inc. 4.875%, 10/01/43	93,994
100,000	EnerSys* 4.375%, 12/15/27	96,560
100,000	Graphic Packaging International, LLC* 1.512%, 04/15/26	94,511
80,000	GXO Logistics, Inc. 1.650%, 07/15/26	75,791
100,000	Honeywell International, Inc. 1.950%, 06/01/30	87,074
100,000	Illinois Tool Works, Inc. 4.875%, 09/15/41	96,087
125,000	Infor, Inc.* 1.750%, 07/15/25	121,860
250,000	SMBC Aviation Capital Finance DAC* 1.900%, 10/15/26	235,798
100,000	TransDigm, Inc.* 6.375%, 03/01/29	101,551
88,411	United Airlines Pass Through Trust Series 2018-1, Class B 4.600%, 09/01/27	86,146
		1,626,593
	Information Technology (5.2%)
150,000	Apple, Inc. 4.375%, 05/13/45	135,843
125,000	Applied Materials, Inc. 4.350%, 04/01/47	109,190
100,000	Broadridge Financial Solutions, Inc. 3.400%, 06/27/26	97,827
125,000	CGI, Inc. 1.450%, 09/14/26	117,586
125,000	Fortinet, Inc. 2.200%, 03/15/31	106,376
100,000	Intuit, Inc. 5.200%, 09/15/33	101,970
157,000	Microsoft Corp. 4.100%, 02/06/37	149,150
125,000	NVIDIA Corp. 3.500%, 04/01/40	105,636
PRINCIPAL AMOUNT		VALUE
100,000	Open Text Corp.* 6.900%, 12/01/27	$104,089
125,000	Roper Technologies, Inc. 1.400%, 09/15/27	114,883
100,000	Take-Two Interactive Software, Inc. 4.950%, 03/28/28	100,383
100,000	TTM Technologies, Inc.* 4.000%, 03/01/29	93,567
100,000	Twilio, Inc. 3.625%, 03/15/29	92,196
150,000	VMware, Inc.^ 1.800%, 08/15/28	134,394
		1,563,090
	Other (0.4%)
125,000	Intact Financial Corp.* 5.459%, 09/22/32	125,886
	Real Estate (1.9%)
100,000	Brixmor Operating Partnership, LP 4.125%, 06/15/26	98,730
150,000	EPR Properties 4.950%, 04/15/28	147,600
125,000	Forestar Group, Inc.* 3.850%, 05/15/26	121,987
100,000	Public Storage 2.300%, 05/01/31	86,548
125,000	Tanger Properties, LP 3.875%, 07/15/27	120,723
		575,588
	Utilities (2.9%)
150,000	Berkshire Hathaway Energy Company 3.800%, 07/15/48	114,822
100,000	Consolidated Edison Company of New York, Inc. 3.350%, 04/01/30	93,701
150,000	Duke Energy Carolinas, LLC 3.700%, 12/01/47	114,846
100,000	Entergy Texas, Inc. 1.500%, 09/01/26	94,346
100,000	Monongahela Power Company* 3.550%, 05/15/27	96,921
150,000	Northern States Power Company 3.750%, 12/01/47	113,735
150,000	Public Service Electric & Gas Company 3.600%, 12/01/47	115,153
125,000	Southern Company‡ 3.750%, 09/15/51 5 year CMT + 2.92%	120,440
		863,964
	TOTAL CORPORATE BONDS (Cost $14,473,238)	13,534,198

See accompanying Notes to Schedule of Investments

www.calamos.com

Total Return Bond Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
BANK LOANS (5.7%)¡
	Airlines (0.9%)
124,375	Air Canada‡ 7.253%, 03/21/31 3 mo. SOFR + 2.50%	$124,674
129,500	American Airlines, Inc.‡ 9.629%, 04/20/28 3 mo. SOFR + 4.75%	133,392
		258,066
	Communication Services (2.0%)
223,858	APi Group DE, Inc.‡ 6.685%, 01/03/29 1 mo. SOFR + 2.00%	224,006
241,885	Go Daddy Operating Company, LLC‡ 6.685%, 11/09/29 1 mo. SOFR + 2.00%	242,104
142,551	Nexstar Broadcasting, Inc.‡ 7.300%, 09/18/26 1 mo. SOFR + 2.50%	142,705
		608,815
	Consumer Discretionary (1.8%)
34,444	American Axle & Manufacturing, Inc.‡ 7.823%, 12/12/29 1 mo. SOFR + 3.00%	34,633
31,926	American Axle & Manufacturing, Inc.‡ 7.446%, 12/12/29 6 mo. SOFR + 3.00%	32,101
29,630	American Axle & Manufacturing, Inc.‡ 7.658%, 12/12/29 3 mo. SOFR + 3.00%	29,792
67,128	Carnival Corp.‡ 7.435%, 08/08/27 1 mo. SOFR + 2.75%	67,411
124,688	Light & Wonder International, Inc.‡ 7.034%, 04/14/29 1 mo. SOFR + 2.25%	124,823
241,250	Murphy USA, Inc.‡ 6.709%, 01/31/28 1 mo. SOFR + 1.75%	242,192
		530,952
	Financials (0.2%)
75,609	Jazz Financing Lux Sarl‡ 6.935%, 05/05/28 1 mo. SOFR + 2.25%	75,703
	Information Technology (0.4%)
124,375	KBR, Inc.‡ 6.685%, 01/19/31 1 mo. SOFR + 2.00%	124,660
PRINCIPAL AMOUNT		VALUE
	Materials (0.4%)
136,357	Axalta Coating Systems U.S. Holdings, Inc.‡ 6.604%, 12/20/29 3 mo. SOFR + 2.00%	$136,925
	TOTAL BANK LOANS (Cost $1,730,221)	1,735,121
U.S. GOVERNMENT AND AGENCY SECURITIES (42.5%)
	Other (42.5%)
100,000	Farm Credit Bank of Texas*‡ 5.700%, 09/15/25 5 year CMT + 5.42%	99,233
70,199	Federal Home Loan Mortgage Corp. 2.500%, 02/01/35	64,408
123,921	4.000%, 05/01/49	116,060
93,639	Federal National Mortgage Association 2.500%, 09/01/31	89,180
79,114	3.000%, 02/01/33	75,425
43,894	3.000%, 01/01/35	41,468
236,800	3.000%, 07/01/46	208,638
154,076	3.000%, 03/01/47	135,752
43,833	4.000%, 03/01/47	41,162
132,154	3.500%, 08/01/47	120,159
73,904	4.500%, 04/01/48	71,338
96,780	4.000%, 06/01/48	90,784
64,893	3.500%, 02/01/49	58,977
58,747	3.000%, 07/01/49	51,288
112,005	3.500%, 11/01/49	101,366
556,553	2.500%, 04/01/50	466,092
477,651	3.000%, 04/01/50	416,852
386,463	3.500%, 04/01/50	349,818
743,632	2.500%, 07/01/51	619,122
554,403	2.000%, 01/01/52	440,735
540,156	4.500%, 06/01/52	514,284
500,326	4.000%, 11/01/52	462,856
443,761	4.500%, 11/01/52	422,162
429,142	5.500%, 12/01/52	426,487
681,429	4.500%, 02/01/53	648,050
720,318	5.500%, 08/01/53	714,133
760,166	6.000%, 09/01/53	765,385
915,433	6.000%, 03/01/54	921,664
128,545	Government National Mortgage Association 3.500%, 10/20/47	117,445
97,571	3.000%, 10/20/47	86,550
350,000	U.S. Treasury Bond 3.500%, 02/15/39	317,816
300,000	1.125%, 05/15/40	187,359
200,000	4.000%, 11/15/42	186,563
460,000	3.875%, 02/15/43	420,828
500,000	3.000%, 05/15/47	386,094
500,000	2.250%, 08/15/49	326,133
500,000	2.000%, 02/15/50	306,875
200,000	2.875%, 05/15/52	147,813

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Total Return Bond Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
	U.S. Treasury Note
350,000	3.750%, 08/31/31	$340,211
250,000	3.625%, 09/30/31	241,113
650,000	3.875%, 08/15/34^	628,926
350,000	3.000%, 08/15/52	265,535
425,000	3.625%, 02/15/53	364,803
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $14,375,777)	12,856,942
RESIDENTIAL MORTGAGE BACKED SECURITY (0.3%)
	Other (0.3%)
100,000	BX Trust Series 2019-OC11, Class A* 3.202%, 12/09/41 (Cost $101,684)	91,013
ASSET BACKED SECURITIES (4.7%)
	Financials (2.8%)
75,991	ELFI Graduate Loan Program, LLC Series 2022-A, Class A* 4.510%, 08/26/47	73,607
29,067	Enterprise Fleet Financing, LLC Series 2022-4, Class A2* 5.760%, 10/22/29	29,247
150,000	Hertz Vehicle Financing III, LP Series 2021-2A, Class A* 1.680%, 12/27/27	140,425
85,038	Oscar US Funding XII, LLC Series 2021-1A, Class A4* 1.000%, 04/10/28	83,194
60,155	Pawneee Equipment Receivables, LLC Series 2022-1, Class A3* 5.170%, 02/15/28	60,199
237,000	Progress Residential Trust Series 2021-SFR5, Class B* 1.658%, 07/17/38	225,690
35,905	SoFi Professional Loan Program, LLC Series 2017-F, Class A2FX* 2.840%, 01/25/41	35,383
200,000	Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A* 4.930%, 06/25/36	201,588
		849,333
	Other (1.9%)
150,000	Aligned Data Centers Issuer, LLC Series 2021-1A, Class A2* 1.937%, 08/15/46	141,733
45,252	Amur Equipment Finance Receivables XI, LLC Series 2022-2A, Class A2* 5.300%, 06/21/28	45,351
PRINCIPAL AMOUNT		VALUE
83,500	CLI Funding VI, LLC Series 2020-3A, Class A* 2.070%, 10/18/45	$76,579
47,229	Daimler Trucks Retail Trust Series 2022-1, Class A3 5.230%, 02/17/26	47,275
62,664	MVW Owner Trust Series 2019-1A, Class A* 2.890%, 11/20/36	61,861
99,167	SVC ABS, LLC Series 2023-1A, Class A* 5.150%, 02/20/53	97,020
100,000	USAA Auto Owner Trust Series 2024-A, Class A3* 5.030%, 03/15/29	100,738
		570,557
	TOTAL ASSET BACKED SECURITIES (Cost $1,456,736)	1,419,890
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.3%)
990,975	State Street Navigator Securities Lending Government Money Market Portfolio, 4.871%†*** (Cost $990,975)	990,975
	TOTAL INVESTMENTS (101.3%) (Cost $33,128,631)	30,628,139
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.3%)		(990,975)
OTHER ASSETS, LESS LIABILITIES (2.0%)		593,033
NET ASSETS (100.0%)		$30,230,197

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

‡  Variable rate security. The rate shown is the rate in effect at October 31, 2024.

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

See accompanying Notes to Schedule of Investments

www.calamos.com

Total Return Bond Fund Schedule of Investments October 31, 2024

†  Represents investment of cash collateral received from securities on loan as of October 31, 2024.

***  The rate disclosed is the 7 day net yield as of October 31, 2024.

FUTURES CONTRACTS

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE	MARKET VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Buys 2,000,000	U.S. Treasury Note 5-Year	Dec 2024	$2,144,688	$(51,456	)*

*  This amount represents the cumulative appreciation/depreciation on futures contracts. Current day's variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

High Income Opportunities Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
ASSET BACKED SECURITY (0.3%)
	Other (0.3%)
100,000	SVC ABS, LLC Series 2023-1A, Class C* 6.700%, 02/20/53 (Cost $93,795)	$94,498
CORPORATE BONDS (76.8%)
	Airlines (1.0%)
78,941	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	78,114
24,674	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	25,030
98,400	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	91,052
32,500	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.* 5.500%, 04/20/26	32,440
84,323	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	78,764
66,021	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	67,645
		373,045
	Communication Services (7.3%)
100,000	Altice France Holding, SA* 10.500%, 05/15/27	30,484
200,000	Altice France, SA* 5.500%, 10/15/29	151,502
105,000	APi Group DE, Inc.* 4.750%, 10/15/29	99,729
119,000	Audacy Capital LLC*@!! 6.750%, 03/31/29	4,114
44,000	6.500%, 05/01/27	1,692
87,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	83,641
50,000	Clear Channel Outdoor Holdings, Inc.* 7.875%, 04/01/30	50,992
40,000	9.000%, 09/15/28	42,069
124,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	117,888
220,000	CSC Holdings, LLC* 4.500%, 11/15/31	161,803
215,000	5.750%, 01/15/30	114,019
43,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	41,443
146,000	Frontier California, Inc. 6.750%, 05/15/27	150,173
PRINCIPAL AMOUNT		VALUE
24,000	Frontier Communications Holdings, LLC* 8.750%, 05/15/30	$25,443
151,000	Frontier Florida, LLC 6.860%, 02/01/28	157,159
140,000	Frontier North, Inc. 6.730%, 02/15/28	143,550
90,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 3.500%, 03/01/29	83,068
25,000	5.250%, 12/01/27	24,712
45,000	Gray Television, Inc.* 5.375%, 11/15/31	27,023
70,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	64,354
23,000	6.625%, 08/01/26	19,806
60,000	iHeartCommunications, Inc. 8.375%, 05/01/27	31,741
35,000	5.250%, 08/15/27*	23,589
76,068	Ligado Networks, LLC* 15.500%, 11/01/23	13,911
68,875	Lumen Technologies, Inc. 10.000%, 10/15/32*	68,694
65,000	7.600%, 09/15/39	47,661
48,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	42,075
90,000	Paramount Global 4.900%, 08/15/44	66,974
31,000	Qwest Corp. 7.250%, 09/15/25	30,911
46,000	Scripps Escrow II, Inc.* 3.875%, 01/15/29	35,827
23,000	5.375%, 01/15/31	13,042
40,000	Scripps Escrow, Inc.*^ 5.875%, 07/15/27	35,344
124,000	Sirius XM Radio, Inc.* 3.875%, 09/01/31	106,718
115,000	5.500%, 07/01/29	111,706
50,000	3.125%, 09/01/26	48,028
77,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	51,188
100,000	Stagwell Global, LLC* 5.625%, 08/15/29	95,247
53,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	23,344
70,000	Time Warner Cable, LLC 6.550%, 05/01/37	67,283
35,000	7.300%, 07/01/38	35,762
37,000	United States Cellular Corp. 6.700%, 12/15/33	40,057
72,000	Univision Communications, Inc.* 8.000%, 08/15/28	73,223
45,000	8.500%, 07/31/31	44,255

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
45,000	Viasat, Inc.* 5.625%, 04/15/27	$42,102
		2,743,346
	Consumer Discretionary (16.0%)
135,000	Adams Homes, Inc.* 9.250%, 10/15/28	141,209
75,000	Adient Global Holdings Company*^ 8.250%, 04/15/31	77,723
57,000	American Axle & Manufacturing, Inc.^ 5.000%, 10/01/29	51,630
200,000	Aptiv, PLC / Aptiv Global Financing DAC‡ 6.875%, 12/15/54 5 year CMT + 3.39%	194,324
84,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 4.625%, 08/01/29	78,569
118,000	At Home Group, Inc.* 4.875%, 07/15/28	50,956
123,000	Bath & Body Works, Inc. 6.694%, 01/15/27	126,176
70,000	6.875%, 11/01/35	71,108
61,000	Caesars Entertainment, Inc.* 4.625%, 10/15/29^	57,230
16,000	8.125%, 07/01/27	16,331
46,000	Carnival Corp.* 7.625%, 03/01/26	46,346
45,000	4.000%, 08/01/28	42,956
6,000	7.000%, 08/15/29	6,281
19,349	Carvana Company* 14.000%, 06/01/31	23,154
15,792	13.000%, 06/01/30	17,264
10,060	12.000%, 12/01/28	10,655
200,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 4.750%, 03/01/30	182,344
190,000	4.250%, 02/01/31	165,076
110,000	6.375%, 09/01/29	108,996
110,000	5.125%, 05/01/27	107,938
55,000	5.000%, 02/01/28	53,260
50,000	4.500%, 08/15/30	44,673
48,000	4.750%, 02/01/32	41,640
48,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	47,299
75,000	Cedar Fair, LP / Canada's Wonderland Company / Magnum Management Corp. / Millennium Op 5.250%, 07/15/29	72,320
50,000	Churchill Downs, Inc.* 6.750%, 05/01/31	50,947
80,000	Dana, Inc. 4.250%, 09/01/30	69,896
68,000	4.500%, 02/15/32	58,237
PRINCIPAL AMOUNT		VALUE
47,000	DISH DBS Corp. 5.125%, 06/01/29	$31,288
36,000	7.375%, 07/01/28	26,409
88,000	DISH Network Corp.* 11.750%, 11/15/27	92,698
95,000	Everi Holdings, Inc.* 5.000%, 07/15/29	94,469
200,000	Ford Motor Credit Company, LLC 5.113%, 05/03/29	194,718
200,000	4.000%, 11/13/30	180,882
200,000	2.900%, 02/16/28	183,764
36,000	Gap, Inc.* 3.875%, 10/01/31	31,007
45,000	General Motors Company 5.200%, 04/01/45	40,285
165,000	goeasy, Ltd.* 9.250%, 12/01/28	176,159
83,000	7.625%, 07/01/29	85,354
140,000	Goodyear Tire & Rubber Company^ 5.625%, 04/30/33	121,052
50,000	5.250%, 07/15/31	43,954
55,000	Group 1 Automotive, Inc.* 6.375%, 01/15/30	55,275
41,000	4.000%, 08/15/28	38,503
21,634	JetBlue Pass Through Trust Series 2019-2, Class B 8.000%, 11/15/27	22,012
102,000	Kohl's Corp. 5.550%, 07/17/45	69,080
100,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	104,664
95,000	Liberty Interactive, LLC 8.250%, 02/01/30	48,942
90,000	Life Time, Inc.* 8.000%, 04/15/26	90,480
68,000	6.000%, 11/15/31	67,702
45,000	Light & Wonder International, Inc.* 7.500%, 09/01/31	46,543
35,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	36,555
62,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	62,378
65,000	M/I Homes, Inc. 3.950%, 02/15/30	59,470
114,000	Macy's Retail Holdings, LLC 6.700%, 07/15/34*	98,258
70,000	4.300%, 02/15/43	48,362
95,000	MGM Resorts International 6.500%, 04/15/32	95,079
100,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	94,524

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

High Income Opportunities Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
95,000	Newell Brands, Inc. 6.875%, 04/01/36	$94,641
41,000	5.700%, 04/01/26	41,115
23,000	6.625%, 05/15/32	23,092
23,000	6.375%, 05/15/30	23,133
50,000	Nordstrom, Inc. 5.000%, 01/15/44	37,611
18,000	4.250%, 08/01/31	15,893
15,000	6.950%, 03/15/28	15,537
135,000	Patrick Industries, Inc.* 4.750%, 05/01/29	127,844
45,000	6.375%, 11/01/32	44,548
100,000	PENN Entertainment, Inc.*^ 4.125%, 07/01/29	89,868
120,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	85,301
45,000	QVC, Inc. 5.450%, 08/15/34	29,526
45,000	Raising Cane's Restaurants, LLC* 9.375%, 05/01/29	48,438
6,782	Rite Aid Cmsr Note 12.000%, 08/30/34	7,799
147,000	Rite Aid Corp.*@!! 0.000%, 11/15/26	—
26,771	0.000%, 10/18/24	—
46,193	Rite Aid Corp. 15.000%, 08/30/31	24,957
9,116	12.057%, 08/30/31* 3 mo. SOFR + 7.00%	8,706
9,116	Rite Aid Note Holder Trust Bond 0.000%, 08/30/34	—
13,000	Royal Caribbean Cruises, Ltd.* 6.250%, 03/15/32	13,257
11,000	5.625%, 09/30/31	10,969
75,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	69,632
135,000	Six Flags Entertainment Corp.* 7.250%, 05/15/31	138,456
63,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	57,894
70,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	68,488
95,000	Station Casinos, LLC* 4.500%, 02/15/28	90,766
100,000	STL Holding Company, LLC* 8.750%, 02/15/29	106,351
PRINCIPAL AMOUNT		VALUE
59,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	$59,063
25,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	27,055
100,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	101,796
175,000	ZF North America Capital, Inc.* 7.125%, 04/14/30	175,987
		5,992,127
	Consumer Staples (3.5%)
139,000	Arrow Bidco, LLC* 10.750%, 06/15/25	141,731
30,000	B&G Foods, Inc.* 8.000%, 09/15/28	31,191
50,000	Brink's Company* 6.500%, 06/15/29	51,118
25,000	6.750%, 06/15/32	25,471
107,000	Central Garden & Pet Company* 4.125%, 04/30/31	96,120
110,000	Edgewell Personal Care Company* 4.125%, 04/01/29	102,945
115,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	107,639
24,000	6.500%, 12/31/27	24,303
90,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.500%, 01/15/30	89,806
26,000	5.750%, 04/01/33	26,272
45,000	KeHE Distributors, LLC / KeHE Finance Corp. / NextWave Distribution, Inc.* 9.000%, 02/15/29	46,663
63,000	New Albertsons, LP 7.750%, 06/15/26	64,578
96,000	Performance Food Group, Inc.* 4.250%, 08/01/29	89,904
23,000	6.125%, 09/15/32	23,130
75,000	Pilgrim's Pride Corp. 4.250%, 04/15/31	69,736
75,000	Post Holdings, Inc.* 6.375%, 03/01/33	74,396
50,000	6.250%, 02/15/32	50,678
90,000	Prestige Brands, Inc.* 3.750%, 04/01/31	80,596
45,000	RR Donnelley & Sons Company* 9.500%, 08/01/29	45,392
75,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	72,478
		1,314,147

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
	Energy (12.1%)
90,000	Apache Corp. 5.100%, 09/01/40	$77,928
90,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corp.* 6.625%, 10/15/32	89,214
110,000	Buckeye Partners, LP 6.875%, 07/01/29*	111,823
50,000	5.850%, 11/15/43	43,228
153,000	Civitas Resources, Inc.* 8.750%, 07/01/31	160,405
70,000	Continental Resources, Inc. 4.900%, 06/01/44	58,001
76,000	DT Midstream, Inc.* 4.125%, 06/15/29	71,483
68,000	Enbridge, Inc.‡ 7.375%, 03/15/55 5 year CMT + 3.12%	70,120
45,000	7.200%, 06/27/54 5 year CMT + 2.97%	46,629
123,000	Encino Acquisition Partners Holdings, LLC* 8.750%, 05/01/31	126,649
90,000	Energy Transfer, LP‡ 7.850%, 11/01/66^ 3 mo. SOFR + 3.28%	89,419
70,000	6.500%, 11/15/26 5 year CMT + 5.69%	69,978
45,000	7.125%, 10/01/54 5 year CMT + 2.83%	45,494
90,000	EnLink Midstream Partners, LP 4.850%, 07/15/26	89,635
61,000	EnLink Midstream, LLC* 6.500%, 09/01/30	64,280
145,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	148,782
50,000	6.375%, 04/01/29	50,823
72,000	Expand Energy Corp.* 6.750%, 04/15/29	72,844
70,000	Genesis Energy, LP / Genesis Energy Finance Corp. 8.875%, 04/15/30	72,158
45,000	7.875%, 05/15/32	44,986
125,000	Gulfport Energy Operating Corp.* 6.750%, 09/01/29	125,710
55,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	52,486
100,000	Howard Midstream Energy Partners, LLC* 7.375%, 07/15/32	102,047
100,000	Kodiak Gas Services, LLC* 7.250%, 02/15/29	102,965
PRINCIPAL AMOUNT		VALUE
89,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	$88,868
87,000	Matador Resources Company* 6.500%, 04/15/32	86,355
90,000	Moss Creek Resources Holdings, Inc.* 8.250%, 09/01/31	88,339
70,000	Nabors Industries, Inc.* 7.375%, 05/15/27	70,211
35,000	9.125%, 01/31/30	36,232
70,000	Nabors Industries, Ltd.* 7.500%, 01/15/28	66,697
56,000	New Fortress Energy, Inc.* 6.750%, 09/15/25	55,889
97,000	Oceaneering International, Inc. 6.000%, 02/01/28	95,067
90,000	Parkland Corp.* 6.625%, 08/15/32	89,833
45,000	5.875%, 07/15/27	44,561
53,000	Patterson-UTI Energy, Inc.^ 5.150%, 11/15/29	51,944
86,000	Permian Resources Operating, LLC* 7.000%, 01/15/32	87,856
23,000	6.250%, 02/01/33	22,850
100,000	Plains All American Pipeline, LP‡ 9.490%, 12/01/24 3 mo. SOFR + 4.37%	100,045
135,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	127,717
35,000	South Bow Canadian Infrastructure Holdings, Ltd.*‡ 7.625%, 03/01/55 5 year CMT + 3.95%	36,161
35,000	7.500%, 03/01/55 5 year CMT + 3.67%	36,412
100,000	Summit Midstream Holdings, LLC* 8.625%, 10/31/29	103,433
127,500	Transocean, Inc.* 8.750%, 02/15/30	132,286
95,000	8.250%, 05/15/29	95,554
60,000	Venture Global Calcasieu Pass, LLC* 6.250%, 01/15/30	61,367
25,000	4.125%, 08/15/31	22,799
25,000	3.875%, 08/15/29	23,118
185,000	Venture Global LNG, Inc.* 9.000%, 09/30/29‡ 5 year CMT + 5.44%	184,991
120,000	8.375%, 06/01/31	124,744
75,000	8.125%, 06/01/28	77,873
48,000	7.000%, 01/15/30	48,324
45,000	9.875%, 02/01/32	49,153
45,000	9.500%, 02/01/29	49,771

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

High Income Opportunities Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
88,000	Vital Energy, Inc.* 7.875%, 04/15/32^	$84,674
55,000	7.750%, 07/31/29	54,089
90,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	87,599
118,000	Weatherford International, Ltd.* 8.625%, 04/30/30	122,058
56,000	Wildfire Intermediate Holdings, LLC* 7.500%, 10/15/29	54,279
		4,548,236
	Financials (13.3%)
140,000	Acrisure, LLC / Acrisure Finance, Inc.* 8.250%, 02/01/29	142,381
90,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 7.375%, 10/01/32	89,498
90,000	6.500%, 10/01/31	89,381
126,000	Ally Financial, Inc.‡ 4.700%, 05/15/26 5 year CMT + 3.87%	113,710
45,000	4.700%, 05/15/28 7 year CMT + 3.48%	36,634
95,000	AmWINS Group, Inc.* 4.875%, 06/30/29	89,518
35,000	AssuredPartners, Inc.* 5.625%, 01/15/29	33,166
100,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance* 7.125%, 05/15/31	102,399
50,000	Brandywine Operating Partnership, LP 8.875%, 04/12/29	54,215
150,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	143,136
96,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 4.500%, 04/01/27	92,598
200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	201,252
35,000	Corebridge Financial, Inc.^‡ 6.375%, 09/15/54 5 year CMT + 2.65%	34,953
85,000	Credit Acceptance Corp. 6.625%, 03/15/26	85,060
70,000	9.250%, 12/15/28*	74,233
90,000	Cushman & Wakefield U.S. Borrower LLC* 8.875%, 09/01/31	97,025
110,000	GGAM Finance, Ltd.* 8.000%, 02/15/27	113,723
45,000	5.875%, 03/15/30	44,478
PRINCIPAL AMOUNT		VALUE
94,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	$86,277
55,000	HAT Holdings I, LLC / HAT Holdings II, LLC* 8.000%, 06/15/27	57,663
90,000	HUB International, Ltd.* 5.625%, 12/01/29	87,137
75,000	7.375%, 01/31/32	76,570
68,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	56,800
195,000	Iron Mountain, Inc.* 5.250%, 03/15/28	191,658
260,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 5.000%, 08/15/28	240,471
200,000	6.625%, 10/15/31	199,160
98,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 4.750%, 06/15/29	93,467
94,000	5.250%, 10/01/25	93,726
63,000	7.000%, 07/15/31	65,479
80,000	LD Holdings Group, LLC* 8.750%, 11/01/27	76,709
110,000	Level 3 Financing, Inc.* 4.250%, 07/01/28	91,591
34,300	10.000%, 10/15/32	34,010
10,000	4.625%, 09/15/27	9,104
65,000	LPL Holdings, Inc.* 4.000%, 03/15/29	61,160
90,000	Macquarie Airfinance Holdings, Ltd.* 8.125%, 03/30/29	95,152
129,000	MetLife, Inc. 6.400%, 12/15/66	134,475
65,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	59,918
50,000	Newmark Group, Inc. 7.500%, 01/12/29	52,983
65,000	OneMain Finance Corp. 3.875%, 09/15/28	60,068
60,000	9.000%, 01/15/29	63,569
50,000	7.500%, 05/15/31	51,159
90,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 7.000%, 02/01/30	92,208
90,000	Provident Funding Associates, LP / PFG Finance Corp.* 9.750%, 09/15/29	92,231
95,000	RHP Hotel Properties, LP / RHP Finance Corp.* 6.500%, 04/01/32	96,139
56,000	4.500%, 02/15/29	53,628

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
45,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 3.875%, 03/01/31	$40,105
45,000	3.625%, 03/01/29	41,529
70,000	Service Properties Trust 8.375%, 06/15/29	68,215
90,000	Starwood Property Trust, Inc.* 6.000%, 04/15/30	88,345
125,000	StoneX Group, Inc.* 7.875%, 03/01/31	131,712
100,000	United Wholesale Mortgage, LLC* 5.500%, 04/15/29	95,423
50,000	5.750%, 06/15/27	49,222
60,000	Uniti Group, LP / Uniti Group Finance 2019, Inc. / CSL Capital, LLC* 10.500%, 02/15/28	63,971
50,000	6.500%, 02/15/29	43,030
50,000	VFH Parent, LLC / Valor Co-Issuer, Inc.* 7.500%, 06/15/31	51,477
200,000	VZ Secured Financing, BV* 5.000%, 01/15/32	179,762
98,000	XHR, LP* 6.375%, 08/15/25	98,015
		4,960,678
	Health Care (4.7%)
170,000	CHS/Community Health Systems, Inc.* 6.125%, 04/01/30	133,265
73,000	10.875%, 01/15/32	78,362
49,000	6.875%, 04/15/29^	41,399
12,000	5.250%, 05/15/30	10,490
100,000	DaVita, Inc.* 4.625%, 06/01/30	92,075
100,000	3.750%, 02/15/31	87,130
90,000	6.875%, 09/01/32	90,524
72,000	Embecta Corp.* 5.000%, 02/15/30	65,304
24,000	6.750%, 02/15/30	22,420
45,000	Encompass Health Corp. 4.750%, 02/01/30	43,314
45,000	4.500%, 02/01/28	43,795
100,000	HCA, Inc. 7.500%, 11/06/33	112,492
210,000	Jazz Securities DAC*^ 4.375%, 01/15/29	199,193
110,000	Medline Borrower, LP* 5.250%, 10/01/29	106,678
110,000	3.875%, 04/01/29	103,040
PRINCIPAL AMOUNT		VALUE
12,000	Medline Borrower, LP / Medline Co-Issuer, Inc.* 6.250%, 04/01/29	$12,229
200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV*^ 5.125%, 04/30/31	182,630
200,000	Tenet Healthcare Corp. 6.250%, 02/01/27	200,278
120,000	6.875%, 11/15/31	128,851
		1,753,469
	Industrials (10.4%)
100,000	Aar Escrow Issuer, LLC* 6.750%, 03/15/29	102,313
100,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	91,801
95,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	89,653
155,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	152,077
75,000	5.875%, 02/15/28	75,188
49,000	Arcosa, Inc.* 4.375%, 04/15/29	46,310
46,000	6.875%, 08/15/32	47,223
225,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	50,981
68,000	Beacon Roofing Supply, Inc.*^ 4.125%, 05/15/29	63,243
50,000	Bombardier, Inc.* 8.750%, 11/15/30	54,260
40,000	7.000%, 06/01/32^	41,012
31,000	7.250%, 07/01/31	32,093
27,000	7.875%, 04/15/27	27,084
87,000	BWX Technologies, Inc.* 4.125%, 04/15/29	82,421
95,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	93,540
23,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.750%, 10/20/28	22,745
125,000	Deluxe Corp.* 8.000%, 06/01/29	117,936
97,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	97,765
85,000	Emerald Debt Merger Sub, LLC* 6.625%, 12/15/30	86,500
45,000	EnerSys* 6.625%, 01/15/32	46,297
45,000	4.375%, 12/15/27	43,452

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

High Income Opportunities Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
40,000	EquipmentShare.com, Inc.* 8.625%, 05/15/32	$41,314
35,000	8.000%, 03/15/33	35,454
57,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	55,500
60,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	58,997
44,000	3.500%, 03/01/29	40,216
107,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	100,567
180,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	166,408
115,000	Herc Holdings, Inc.* 5.500%, 07/15/27	114,250
50,000	6.625%, 06/15/29	51,213
75,000	JELD-WEN, Inc.* 7.000%, 09/01/32	74,805
45,000	4.875%, 12/15/27	43,598
145,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	140,702
100,000	Knife River Holding Company* 7.750%, 05/01/31	104,907
75,000	Masterbrand, Inc.* 7.000%, 07/15/32	76,929
60,000	Moog, Inc.* 4.250%, 12/15/27	57,488
120,000	Newfold Digital Holdings Group, Inc.* 6.000%, 02/15/29	81,240
95,000	Novelis Corp.* 4.750%, 01/30/30	89,030
53,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	50,675
25,000	Sealed Air Corp.* 6.500%, 07/15/32	25,397
24,000	5.000%, 04/15/29	23,200
78,000	Sealed Air Corp./Sealed Air Corp. U.S.* 6.125%, 02/01/28	78,827
25,000	7.250%, 02/15/31	25,971
86,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	76,911
90,000	Standard Industries, Inc.* 5.000%, 02/15/27	88,252
76,000	Stericycle, Inc.* 3.875%, 01/15/29	75,255
95,000	TransDigm, Inc.* 6.875%, 12/15/30	97,533
70,000	6.750%, 08/15/28	71,633
35,000	7.125%, 12/01/31	36,304
23,000	6.625%, 03/01/32	23,416
PRINCIPAL AMOUNT		VALUE
29,937	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	$28,224
96,000	Vertiv Group Corp.* 4.125%, 11/15/28	91,509
90,000	Wabash National Corp.* 4.500%, 10/15/28	81,841
75,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	74,858
56,000	Williams Scotsman, Inc.* 4.625%, 08/15/28	53,670
45,000	7.375%, 10/01/31	46,707
35,000	6.625%, 06/15/29	35,552
		3,882,247
	Information Technology (3.1%)
56,000	Coherent Corp.* 5.000%, 12/15/29	53,757
48,000	Dun & Bradstreet Corp.*^ 5.000%, 12/15/29	47,065
48,000	Fair Isaac Corp.* 4.000%, 06/15/28	45,651
100,000	KBR, Inc.* 4.750%, 09/30/28	96,207
100,000	MPH Acquisition Holdings, LLC* 5.750%, 11/01/28	45,518
50,000	5.500%, 09/01/28	34,288
45,000	NCL Corp., Ltd.* 8.125%, 01/15/29	47,701
68,000	ON Semiconductor Corp.* 3.875%, 09/01/28	63,870
72,000	Open Text Corp.* 3.875%, 02/15/28	67,738
45,000	6.900%, 12/01/27	46,840
36,000	3.875%, 12/01/29	32,891
36,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	32,371
79,000	Playtika Holding Corp.* 4.250%, 03/15/29	71,392
120,000	TTM Technologies, Inc.* 4.000%, 03/01/29	112,281
65,000	Twilio, Inc. 3.625%, 03/15/29	59,927
23,000	3.875%, 03/15/31^	20,779
38,000	UKG, Inc.* 6.875%, 02/01/31	38,974
125,000	Viavi Solutions, Inc.*^ 3.750%, 10/01/29	113,474
50,000	Zebra Technologies Corp.* 6.500%, 06/01/32	51,191

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
100,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	$91,274
		1,173,189
	Materials (3.5%)
52,000	ArcelorMittal, SA 7.000%, 10/15/39	56,767
47,000	ATI, Inc. 5.875%, 12/01/27	46,817
90,000	Avient Corp.* 6.250%, 11/01/31	90,625
25,000	Carpenter Technology Corp. 7.625%, 03/15/30	25,889
95,000	Chemours Company*^ 4.625%, 11/15/29	82,494
145,000	Clearwater Paper Corp.*^ 4.750%, 08/15/28	134,766
75,000	Cleveland-Cliffs, Inc.* 7.000%, 03/15/32	75,131
48,000	Commercial Metals Company 4.125%, 01/15/30	44,537
24,000	4.375%, 03/15/32	22,092
45,000	HB Fuller Company 4.250%, 10/15/28	42,669
85,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	85,359
75,000	Kaiser Aluminum Corp.* 4.625%, 03/01/28	71,594
92,000	Mercer International, Inc. 5.125%, 02/01/29	79,496
47,000	12.875%, 10/01/28*	49,861
200,000	OCI, NV* 6.700%, 03/16/33	199,858
100,000	Silgan Holdings, Inc. 4.125%, 02/01/28	96,009
68,000	Terex Corp* 6.250%, 10/15/32	67,706
44,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	23,661
		1,295,331
	Other (0.1%)
45,000	Gen Digital, Inc.* 6.750%, 09/30/27	45,820
	Real Estate (0.6%)
71,000	EPR Properties 3.750%, 08/15/29	65,403
67,000	Forestar Group, Inc.* 5.000%, 03/01/28	64,100
95,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	90,819
		220,322
PRINCIPAL AMOUNT		VALUE
	Special Purpose Acquisition Companies (0.4%)
25,000	Clydesdale Acquisition Holdings, Inc.* 6.875%, 01/15/30	$25,406
95,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.* 6.750%, 01/15/30	86,450
46,000	4.625%, 01/15/29^	42,991
		154,847
	Utilities (0.8%)
36,000	AES Corp.‡ 7.600%, 01/15/55 5 year CMT + 3.20%	37,290
80,000	Duke Energy Corp.‡ 6.450%, 09/01/54 5 year CMT + 2.59%	81,517
35,000	Entergy Corp.‡ 7.125%, 12/01/54 5 year CMT + 2.67%	35,879
36,000	NiSource, Inc.‡ 6.950%, 11/30/54 5 year CMT + 2.45%	37,048
34,000	PPL Capital Funding, Inc.‡ 7.530%, 03/30/67 3 mo. SOFR + 2.93%	33,812
45,000	Vistra Corp.*‡ 7.000%, 12/15/26 5 year CMT + 5.74%	45,523
25,000	8.000%, 10/15/26 5 year CMT + 6.93%	25,739
		296,808
	TOTAL CORPORATE BONDS (Cost $29,979,582)	28,753,612
CONVERTIBLE BONDS (0.5%)
	Communication Services (0.2%)
97,000	Cable One, Inc. 0.000%, 03/15/26	88,579
	Consumer Discretionary (0.2%)
85,000	DISH Network Corp. 0.000%, 12/15/25	75,848
	Other (0.1%)
50,000	Multiplan Corp.* 6.000%, 10/15/27 7.000% PIK rate	34,534
	TOTAL CONVERTIBLE BONDS (Cost $199,509)	198,961
BANK LOANS (15.0%)¡
	Airlines (0.5%)
59,700	Air Canada‡ 7.253%, 03/21/31 3 mo. SOFR + 2.50%	59,843

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

High Income Opportunities Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
66,500	American Airlines, Inc.‡ 9.629%, 04/20/28 3 mo. SOFR + 4.75%	$68,499
64,675	United Airlines, Inc.‡ 7.385%, 02/22/31 3 mo. SOFR + 2.75%	64,900
		193,242
	Communication Services (1.8%)
4,281	Audacy Capital Corp.‡ 11.800%, 10/02/28 1 mo. SOFR + 7.00%	4,324
49,744	Cincinnati Bell, Inc.‡ 8.035%, 11/22/28 1 mo. SOFR + 3.25%	49,800
41,983	Clear Channel Outdoor Holdings, Inc.‡ 8.800%, 08/23/28 1 mo. SOFR + 4.00%	41,893
169,112	CSC Holdings, LLC‡ 7.174%, 04/15/27 6 mo. LIBOR + 2.50%	157,714
63,790	Directv Financing, LLC‡ 9.847%, 08/02/27 3 mo. SOFR + 5.00%	64,011
146,000	Entercom Media Corp.‡ 0.000%, 11/18/24	65,961
69,825	Gray Television, Inc.‡ 10.094%, 06/04/29 1 mo. SOFR + 5.25%	67,894
100,000	Telesat Canada‡ 8.074%, 12/07/26 3 mo. SOFR + 2.75%	46,083
100,000	TripAdvisor, Inc.‡ 7.435%, 07/08/31 1 mo. SOFR + 2.75%	100,208
95,000	Virgin Media Bristol, LLC‡ 7.418%, 01/31/28 1 mo. SOFR + 2.50%	92,405
		690,293
	Consumer Discretionary (3.3%)
49,750	Adient U.S., LLC‡ 7.435%, 01/31/31 1 mo. SOFR + 2.75%	49,944
34,444	American Axle & Manufacturing, Inc.‡ 7.658%, 12/12/29 3 mo. SOFR + 3.00%	34,633
31,926	American Axle & Manufacturing, Inc.‡ 7.446%, 12/12/29 6 mo. SOFR + 3.00%	32,101
29,630	American Axle & Manufacturing, Inc.‡ 7.823%, 12/12/29 1 mo. SOFR + 3.00%	29,792
137,455	Caesars Entertainment, Inc.‡ 7.435%, 02/06/30 1 mo. SOFR + 2.75%	137,769
PRINCIPAL AMOUNT		VALUE
77,365	Carnival Corp.‡ 7.435%, 10/18/28 1 mo. SOFR + 2.75%	$77,655
53,434	Carnival Corp.‡ 7.435%, 08/08/27 1 mo. SOFR + 2.75%	53,659
40,000	Chinos Intermediate Holdings A, Inc.! 0.000%, 09/26/31	40,583
10,000	Chinos Intermediate Holdings A, Inc.‡ 13.000%, 09/26/31 3 mo. Prime + 5.00%	10,146
99,499	Flutter Financing, BV‡ 6.604%, 11/29/30 3 mo. SOFR + 2.00%	99,598
31,961	Hanesbrands, Inc.‡ 8.435%, 03/08/30 1 mo. SOFR + 3.75%	32,240
90,000	Life Time Fitness, Inc.! 0.000%, 10/22/31	90,019
98,254	Light & Wonder International, Inc.‡ 7.034%, 04/14/29 1 mo. SOFR + 2.25%	98,361
44,888	Peloton Interactive, Inc.‡ 10.685%, 05/23/29 1 mo. SOFR + 6.00%	45,617
86,833	PetSmart, Inc.‡ 8.535%, 02/11/28 1 mo. SOFR + 3.75%	86,453
75,000	Staples, Inc.‡ 10.689%, 09/04/29 3 mo. SOFR + 5.75%	69,629
99,500	Station Casinos, LLC‡ 6.935%, 03/14/31 1 mo. SOFR + 2.25%	99,454
61,065	TKC Holdings, Inc.‡ 9.759%, 05/15/28 1 mo. SOFR + 5.00%	60,989
99,189	Windsor Holdings III, LLC‡ 8.259%, 08/01/30 1 mo. SOFR + 3.50%	99,822
		1,248,464
	Consumer Staples (1.8%)
311,188	Amneal Pharmaceuticals, LLC‡ 10.185%, 05/04/28 1 mo. SOFR + 5.50%	317,414
75,000	B&G Foods, Inc.‡ 8.557%, 10/10/29 3 mo. SOFR + 3.50%	74,906
99,750	Fiesta Purchaser, Inc.‡ 8.685%, 02/12/31 1 mo. SOFR + 4.00%	100,150
89,550	Star Parent, Inc.‡ 8.354%, 09/27/30 3 mo. SOFR + 3.75%	87,838

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
25,000	Star Parent, Inc.! 0.000%, 09/27/30	$24,522
64,675	United Natural Foods, Inc.‡ 9.435%, 05/01/31 1 mo. SOFR + 4.75%	65,160
		669,990
	Energy (0.9%)
98,258	ChampionX Corp.‡ 7.557%, 06/07/29 1 mo. SOFR + 2.75%	98,524
99,250	New Fortress Energy, Inc.‡ 9.585%, 10/27/28 3 mo. SOFR + 5.00%	93,965
138,223	Par Petroleum, LLC‡ 8.334%, 02/28/30 3 mo. SOFR + 3.75%	138,165
		330,654
	Financials (2.4%)
119,488	Advisor Group, Inc.‡ 8.685%, 08/17/28 1 mo. SOFR + 4.00%	119,631
74,252	Amynta Agency Borrower, Inc.‡ 8.435%, 02/28/28 1 mo. SOFR + 3.75%	74,546
124,375	AssuredPartners, Inc.‡ 8.185%, 02/14/31 1 mo. SOFR + 3.50%	124,695
59,401	Avolon TLB Borrower 1 (US), LLC‡ 6.509%, 06/24/30 1 mo. SOFR + 1.75%	59,415
49,750	Broadstreet Partners, Inc.‡ 7.935%, 06/13/31 1 mo. SOFR + 3.25%	49,769
95,000	Dragon Buyer, Inc‡ 7.897%, 09/30/31 3 mo. SOFR + 3.25%	94,540
99,501	HUB International, Ltd.‡ 7.367%, 06/20/30 3 mo. SOFR + 2.75%	99,804
69,475	Iron Mountain, Inc.‡ 6.685%, 01/31/31 1 mo. SOFR + 2.00%	69,171
75,000	Level 3 Financing, Inc.‡ 11.278%, 04/15/29 1 mo. SOFR + 6.56%	76,687
25,000	Level 3 Financing, Inc.! 0.000%, 04/15/29	25,563
100,000	VFH Parent, LLC‡ 7.435%, 06/21/31 1 mo. SOFR + 2.75%	100,359
		894,180
PRINCIPAL AMOUNT		VALUE
	Health Care (0.3%)
108,235	Padagis, LLC‡ 9.596%, 07/06/28 3 mo. SOFR + 4.75%	$100,929
	Industrials (1.1%)
90,151	ACProducts, Inc.‡ 9.115%, 05/17/28 3 mo. SOFR + 4.25%	75,501
89,775	MI Windows & Doors, LLC‡ 7.685%, 03/28/31 1 mo. SOFR + 3.00%	90,162
47,243	Reynolds Group Holdings, Inc.‡ 7.185%, 09/24/28 1 mo. SOFR + 2.50%	47,340
184,288	TransDigm, Inc.‡ 7.104%, 02/28/31 3 mo. SOFR + 2.50%	184,670
		397,673
	Information Technology (1.1%)
132,346	Boxer Parent Company, Inc.‡ 8.335%, 07/30/31 3 mo. SOFR + 3.75%	132,152
75,524	Camelot U.S. Acquisition, LLC‡ 7.435%, 01/31/31 1 mo. SOFR + 2.75%	75,675
88,499	Dun & Bradstreet Corp.‡ 7.468%, 01/18/29 1 mo. SOFR + 2.75%	88,744
81,373	II-VI, Inc.‡ 7.185%, 07/02/29 1 mo. SOFR + 2.50%	81,566
49,875	UKG, Inc.‡ 7.617%, 02/10/31 3 mo. SOFR + 3.00%	49,988
		428,125
	Materials (1.4%)
89,287	Chemours Company‡ 8.185%, 08/18/28 1 mo. SOFR + 3.50%	89,696
144,250	Ineos U.S. Finance, LLC‡ 7.935%, 02/18/30 1 mo. SOFR + 3.25%	144,566
123,430	LSF11 A5 Holdco, LLC‡ 8.300%, 10/15/28 1 mo. SOFR + 3.50%	124,060
64,083	Trinseo Materials Operating SCA‡ 7.819%, 05/03/28 3 mo. SOFR + 2.50%	48,054
98,232	W.R. Grace & Co.-Conn.‡ 7.854%, 09/22/28 3 mo. SOFR + 3.25%	98,564
		504,940

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

High Income Opportunities Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
	Special Purpose Acquisition Companies (0.4%)
36,600	Clydesdale Acquisition Holdings, Inc.‡ 7.860%, 04/13/29 1 mo. SOFR + 3.18%	$36,552
24,375	Fertitta Entertainment, LLC‡ 8.536%, 01/27/29 1 mo. SOFR + 3.75%	24,413
98,000	Patagonia Holdco, LLC‡ 10.854%, 08/01/29 3 mo. SOFR + 5.75%	91,692
		152,657
	TOTAL BANK LOANS (Cost $5,691,572)	5,611,147
NUMBER OF SHARES		VALUE
COMMON STOCKS (0.5%)
	Communication Services (0.0%)#
2,040	Altice USA, Inc. - Class A#	4,957
1,273	Cumulus Media, Inc. - Class A#	1,490
		6,447
	Energy (0.5%)
385	Cheniere Energy Partners, LP	19,462
5,575	Energy Transfer, LP	91,876
2,570	Enterprise Products Partners, LP	73,656
660	EP Energy Corp.#	1,155
3	Gulfport Energy Corp.#	415
		186,564
	Other (0.0%)
134	Rite Aid Equity Equity#	12,060
	TOTAL COMMON STOCKS (Cost $227,097)	205,071
WARRANTS (0.0%)#
	Energy (0.0%)
4,950	Mcdermott International, Ltd. 06/30/27, Strike $15.98	1
4,455	Mcdermott International, Ltd. 06/30/27, Strike $12.33	—
	TOTAL WARRANTS (Cost $1,909)	1
CONVERTIBLE PREFERRED STOCK (0.1%)
	Energy (0.1%)
2	Gulfport Energy Corp.# 10.000%, 12/01/24 (Cost $—)	20,000
NUMBER OF SHARES		VALUE
PREFERRED STOCKS (0.3%)
	Communication Services (0.2%)
1,793	Qwest Corp. 6.500%, 09/01/56	$28,742
738	Telephone and Data Systems, Inc. 6.625%, 03/31/26	15,188
1,110	United States Cellular Corp. 5.500%, 06/01/70	24,975
1,060	5.500%, 03/01/70	23,871
		92,776
	Consumer Discretionary (0.1%)
590	Guitar Center, Inc.#	22,125
	TOTAL PREFERRED STOCKS (Cost $146,048)	114,901
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (5.0%)
1,853,285	State Street Navigator Securities Lending Government Money Market Portfolio, 4.871%†*** (Cost $1,853,285)	1,853,285
	TOTAL INVESTMENTS (98.5%) (Cost $38,192,797)	36,851,476
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.0%)		(1,853,285)
OTHER ASSETS, LESS LIABILITIES (6.5%)		2,437,399
NET ASSETS (100.0%)		$37,435,590

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

@  In default status and considered non-income producing.

!!  Restricted security—The Fund may own investment securities that have other legal or contractual limitations.

RESTRICTED SECURITY	ACQUISITION DATE	ACQUISITION COST
Audacy Capital LLC	03/02/2020	$44,135
Audacy Capital LLC	03/11/2021	69,297
Rite Aid Corp.	09/04/2024	—
Rite Aid Corp.	10/04/2024	—
	TOTAL	$113,432

See accompanying Notes to Schedule of Investments

www.calamos.com

High Income Opportunities Fund Schedule of Investments October 31, 2024

^  Security, or portion of security, is on loan.

‡  Variable rate security. The rate shown is the rate in effect at October 31, 2024.

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

!  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#  Non-income producing security.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2024.

***  The rate disclosed is the 7 day net yield as of October 31, 2024.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Short-Term Bond Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (58.0%)
	Airlines (0.5%)
858,059	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	$849,066
123,369	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	125,149
336,092	British Airways Pass Through Trust Series 2019-1, Class A* 3.350%, 12/15/30	313,772
476,111	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	487,823
		1,775,810
	Communication Services (2.1%)
1,000,000	Ashtead Capital, Inc.*^ 4.375%, 08/15/27	986,040
1,000,000	AT&T, Inc. 1.700%, 03/25/26	959,760
750,000	Cogent Communications Group, Inc.* 3.500%, 05/01/26	729,818
500,000	Frontier California, Inc. 6.750%, 05/15/27	514,290
822,000	Netflix, Inc.* 3.625%, 06/15/25	816,040
500,000	Paramount Global 3.700%, 10/04/26	476,940
400,000	Qwest Corp. 7.250%, 09/15/25	398,852
1,000,000	Rogers Communications, Inc. 3.625%, 12/15/25	986,220
500,000	Sirius XM Radio, Inc.* 3.125%, 09/01/26	480,280
1,000,000	Verizon Communications, Inc. 0.850%, 11/20/25	962,200
500,000	Warnermedia Holdings, Inc. 3.788%, 03/15/25	497,615
		7,808,055
	Consumer Discretionary (5.8%)
1,000,000	Aptiv, PLC / Aptiv Global Financing DAC 4.650%, 09/13/29	973,470
500,000	AutoZone, Inc. 5.050%, 07/15/26	504,035
500,000	4.500%, 02/01/28	497,215
1,000,000	BMW US Capital, LLC*^ 5.050%, 08/11/28	1,008,170
1,000,000	BorgWarner, Inc.^ 2.650%, 07/01/27	949,250
1,000,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.125%, 05/01/27	981,250
PRINCIPAL AMOUNT		VALUE
500,000	Daimler Truck Finance North America, LLC* 5.125%, 09/25/27	$504,405
500,000	5.000%, 01/15/27	502,640
375,000	Dana Financing Luxembourg Sarl* 5.750%, 04/15/25	374,888
1,000,000	Ford Motor Credit Company, LLC 6.950%, 03/06/26	1,019,380
500,000	2.300%, 02/10/25	495,710
1,000,000	General Motors Financial Company, Inc. 6.000%, 01/09/28^	1,028,760
200,000	5.400%, 04/06/26	201,566
500,000	goeasy, Ltd.* 9.250%, 12/01/28	533,815
312,000	Goodyear Tire & Rubber Company 9.500%, 05/31/25	312,995
500,000	Group 1 Automotive, Inc.* 6.375%, 01/15/30	502,500
1,251,000	Hasbro, Inc. 3.000%, 11/19/24	1,249,299
500,000	International Game Technology, PLC* 5.250%, 01/15/29	491,470
500,000	4.125%, 04/15/26	493,205
307,864	JetBlue Pass Through Trust Series 2019-2, Class B 8.000%, 11/15/27	313,251
500,000	Kia Corp.* 3.500%, 10/25/27	481,555
500,000	Kohl's Corp. 4.250%, 07/17/25	494,330
750,000	L Brands, Inc.* 9.375%, 07/01/25	769,372
1,000,000	Lowe's Companies, Inc. 4.400%, 09/08/25	997,940
750,000	Mattel, Inc.* 3.375%, 04/01/26	732,607
500,000	5.875%, 12/15/27^	503,500
1,000,000	Meritage Homes Corp.* 3.875%, 04/15/29	934,980
500,000	MGM Resorts International 5.500%, 04/15/27	499,255
374,000	Newell Brands, Inc. 5.700%, 04/01/26	375,051
1,000,000	O'Reilly Automotive, Inc. 5.750%, 11/20/26	1,020,360
1,000,000	VF Corp. 2.400%, 04/23/25	987,390
500,000	ZF North America Capital, Inc.* 6.875%, 04/14/28	504,610
		21,238,224
	Consumer Staples (2.0%)
500,000	Brink's Company* 6.500%, 06/15/29	511,180
500,000	Darling Ingredients, Inc.*^ 5.250%, 04/15/27	495,650

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
1,000,000	Dollar General Corp. 4.625%, 11/01/27	$992,490
1,000,000	General Mills, Inc.^ 5.241%, 11/18/25	999,340
500,000	Kroger Company 4.650%, 09/15/29^	500,125
250,000	4.600%, 08/15/27	250,525
300,000	McCormick & Company, Inc. 0.900%, 02/15/26	285,723
1,000,000	Mondelez International, Inc. 2.625%, 03/17/27	956,490
500,000	Performance Food Group, Inc.* 5.500%, 10/15/27	496,845
1,000,000	Sysco Corp. 3.300%, 07/15/26	977,390
1,000,000	United Rentals North America, Inc.^ 3.875%, 11/15/27	963,290
		7,429,048
	Energy (2.9%)
500,000	Buckeye Partners, LP* 6.875%, 07/01/29	508,285
1,000,000	Enbridge, Inc. 5.250%, 04/05/27	1,013,330
500,000	2.500%, 02/14/25	496,965
500,000	EnLink Midstream Partners, LP 4.850%, 07/15/26	497,975
500,000	Enterprise Products Operating, LLC 5.050%, 01/10/26	502,845
500,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	513,040
500,000	6.375%, 04/01/29	508,235
1,000,000	Hess Midstream Operations, LP* 6.500%, 06/01/29	1,017,740
1,000,000	Kinder Morgan, Inc. 5.100%, 08/01/29	1,004,740
1,000,000	ONEOK, Inc. 5.550%, 11/01/26	1,013,700
500,000	Parkland Corp.* 5.875%, 07/15/27	495,120
1,000,000	Schlumberger Holdings Corp.* 5.000%, 05/29/27	1,007,770
1,000,000	South Bow USA Infrastructure Holdings LLC* 4.911%, 09/01/27	995,260
1,000,000	Williams Companies, Inc. 5.400%, 03/02/26	1,006,720
		10,581,725
	Financials (20.5%)
1,000,000	African Development Bank 3.375%, 07/07/25	992,520
1,000,000	Allstate Corp.^ 5.050%, 06/24/29	1,009,210
PRINCIPAL AMOUNT		VALUE
500,000	American Express Company 5.389%, 07/28/27‡ SOFR + 0.97%	$505,530
500,000	2.250%, 03/04/25	495,665
1,000,000	Aon North America, Inc. 5.125%, 03/01/27	1,012,960
1,000,000	Asian Infrastructure Investment Bank^ 4.000%, 01/18/28	994,490
750,000	Aviation Capital Group, LLC* 1.950%, 09/20/26	708,518
500,000	Avolon Holdings Funding, Ltd.* 6.375%, 05/04/28	516,205
250,000	5.500%, 01/15/26	250,213
1,000,000	AXIS Specialty Finance, PLC 4.000%, 12/06/27	971,320
500,000	Bank of America Corp.‡ 1.530%, 12/06/25 SOFR + 0.65%	498,165
250,000	1.658%, 03/11/27 SOFR + 0.91%	239,465
1,000,000	Bank of Montreal^ 5.203%, 02/01/28	1,016,700
1,000,000	Bank of Nova Scotia^ 5.250%, 06/12/28	1,018,340
1,000,000	Bank of NY Mellon Corp.^‡ 4.414%, 07/24/26 SOFR + 1.35%	996,130
500,000	Barclays, PLC‡ 5.304%, 08/09/26 1 year CMT + 2.30%	500,320
250,000	BlackRock Funding, Inc. 4.600%, 07/26/27	251,150
500,000	Blackstone Private Credit Fund 4.950%, 09/26/27*	491,185
500,000	2.350%, 11/22/24	498,865
500,000	Capital One Financial Corp.‡ 4.985%, 07/24/26 SOFR + 2.16%	499,480
500,000	2.636%, 03/03/26 SOFR + 1.29%	495,450
250,000	Charles Schwab Corp. 0.900%, 03/11/26	237,570
1,000,000	Chubb INA Holdings, LLC^ 4.650%, 08/15/29	1,001,150
1,000,000	Citigroup, Inc.‡ 3.887%, 01/10/28 3 mo. SOFR + 1.82%	980,070
500,000	2.014%, 01/25/26 SOFR + 0.69%	496,175
1,000,000	CNO Global Funding* 1.650%, 01/06/25	993,820
750,000	Comerica, Inc.‡ 5.982%, 01/30/30 SOFR + 2.16%	760,207

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Short-Term Bond Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
1,000,000	Cooperatieve Rabobank UA*‡ 4.655%, 08/22/28 1 year CMT + 1.75%	$994,070
1,000,000	Council Of Europe Development Bank 3.750%, 05/25/26	991,710
330,000	Credit Acceptance Corp.* 9.250%, 12/15/28	349,955
500,000	Credit Suisse AG/New York NY 3.700%, 02/21/25	498,110
1,000,000	Danske Bank, A/S*‡ 4.298%, 04/01/28 1 year CMT + 1.75%	985,630
1,250,000	Discover Financial Services 4.100%, 02/09/27	1,229,175
1,000,000	Enact Holdings, Inc. 6.250%, 05/28/29	1,019,590
1,000,000	Essent Group, Ltd. 6.250%, 07/01/29	1,023,290
1,250,000	European Bank for Reconstruction & Development 0.500%, 11/25/25	1,199,387
1,000,000	0.500%, 05/19/25	978,330
1,000,000	European Investment Bank 3.250%, 11/15/27	974,260
500,000	Fifth Third Bancorp‡ 1.707%, 11/01/27 SOFR + 0.69%	470,785
1,000,000	Fiserv, Inc. 4.750%, 03/15/30	994,850
500,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	458,920
1,000,000	GLP Capital, LP / GLP Financing II, Inc. 5.750%, 06/01/28	1,016,440
500,000	Goldman Sachs BDC, Inc. 6.375%, 03/11/27	510,705
750,000	Goldman Sachs Group, Inc.^‡ 0.855%, 02/12/26 SOFR + 0.61%	740,618
735,000	HAT Holdings I, LLC / HAT Holdings II, LLC* 8.000%, 06/15/27	770,581
450,000	HSBC Holdings, PLC‡ 2.999%, 03/10/26 SOFR + 1.43%	446,405
1,000,000	Huntington National Bank‡ 5.699%, 11/18/25 SOFR + 1.22%	999,990
1,000,000	Inter-American Development Bank 1.750%, 03/14/25	989,680
1,000,000	Inter-American Investment Corp. 2.625%, 04/22/25	990,740
1,000,000	International Bank for Reconstruction & Development 1.625%, 01/15/25	993,820
PRINCIPAL AMOUNT		VALUE
500,000	International Finance Corp. 3.625%, 09/15/25	$496,350
500,000	JPMorgan Chase & Company‡ 2.595%, 02/24/26 SOFR + 0.92%	496,100
250,000	1.578%, 04/22/27 SOFR + 0.89%	238,598
500,000	KeyBank NA^ 4.150%, 08/08/25	496,505
1,000,000	Kreditanstalt fuer Wiederaufbau 3.750%, 02/15/28	987,030
1,000,000	1.250%, 01/31/25	991,630
300,000	1.000%, 10/01/26	282,447
1,000,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*^ 5.250%, 10/01/25	997,090
500,000	Lloyds Banking Group, PLC‡ 3.511%, 03/18/26 1 year CMT + 1.60%	496,490
1,000,000	LPL Holdings, Inc.*^ 4.625%, 11/15/27	980,560
250,000	Manufacturers & Traders Trust Company^ 4.650%, 01/27/26	249,040
1,000,000	Metropolitan Life Global Funding I* 2.800%, 03/21/25	992,680
500,000	5.000%, 01/06/26	502,225
500,000	Morgan Stanley‡ 4.952%, 01/14/28 SOFR + 1.08%	502,240
500,000	Morgan Stanley^‡ 5.042%, 07/19/30 SOFR + 1.22%	501,845
1,000,000	Mutual of Omaha Companies Global Funding* 5.350%, 04/09/27	1,012,490
750,000	Nasdaq, Inc. 5.350%, 06/28/28	765,832
42,000	5.650%, 06/28/25	42,210
500,000	National Bank of Canada 5.600%, 12/18/28	513,260
1,000,000	National Securities Clearing Corp.* 5.150%, 05/30/25	1,003,100
500,000	NatWest Markets, PLC*^ 1.600%, 09/29/26	471,750
500,000	Nordea Bank Abp* 4.750%, 09/22/25	500,835
500,000	1.500%, 09/30/26^	471,415
1,000,000	Nordic Investment Bank 2.625%, 04/04/25	991,910
1,000,000	0.375%, 09/11/25	965,550
1,000,000	Nuveen, LLC* 5.550%, 01/15/30	1,024,800
1,000,000	Oesterreichische Kontrollbank, AG 3.625%, 09/09/27^	983,400
1,000,000	1.500%, 02/12/25	991,190

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
500,000	OneMain Finance Corp. 3.500%, 01/15/27	$477,505
1,000,000	PayPal Holdings, Inc.^ 2.650%, 10/01/26	966,530
250,000	PNC Financial Services Group, Inc. 2.200%, 11/01/24	250,000
935,000	Pricoa Global Funding I* 4.200%, 08/28/25	932,064
500,000	1.200%, 09/01/26	470,865
200,000	Principal Life Global Funding II* 5.000%, 01/16/27	201,708
500,000	Prologis Targeted US Logistics Fund, LP* 5.250%, 04/01/29	507,200
1,000,000	Prologis, LP^ 4.875%, 06/15/28	1,009,480
500,000	Radian Group, Inc.^ 6.200%, 05/15/29	512,970
500,000	RLJ Lodging Trust, LP* 3.750%, 07/01/26	485,435
500,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 2.875%, 10/15/26	476,585
750,000	Royal Bank Of Canada 6.000%, 11/01/27	779,587
250,000	Royal Bank of Canada 0.875%, 01/20/26	239,270
500,000	SBA Tower Trust* 1.631%, 05/15/51	465,922
250,000	1.840%, 04/15/27	230,649
200,000	1.884%, 07/15/50	192,650
190,000	2.836%, 01/15/50	189,148
300,000	Skandinaviska Enskilda Banken, AB* 1.200%, 09/09/26	282,462
500,000	SLM Corp. 3.125%, 11/02/26	473,955
500,000	Starwood Property Trust, Inc.* 3.750%, 12/31/24	498,450
500,000	State Street Corp.‡ 5.751%, 11/04/26 SOFR + 1.35%	504,830
500,000	4.530%, 02/20/29 SOFR + 1.02%	496,590
500,000	2.354%, 11/01/25 SOFR + 0.94%	500,000
1,000,000	Svenska Handelsbanken, AB* 3.650%, 06/10/25	994,280
500,000	Synovus Bank 5.625%, 02/15/28	497,590
500,000	Toronto-Dominion Bank 3.766%, 06/06/25	496,995
250,000	1.200%, 06/03/26	236,763
250,000	0.750%, 01/06/26	238,600
1,000,000	Toyota Motor Credit Corp.^ 4.625%, 01/12/28	1,002,900
PRINCIPAL AMOUNT		VALUE
1,000,000	Truist Financial Corp.‡ 5.900%, 10/28/26 SOFR + 1.63%	$1,009,350
1,000,000	US Bancorp‡ 5.100%, 07/23/30 SOFR + 1.25%	1,004,610
1,000,000	Ventas Realty, LP 3.500%, 02/01/25	995,840
750,000	VICI Properties, LP / VICI Note Company, Inc.* 3.500%, 02/15/25	745,822
		75,373,091
	Health Care (4.0%)
1,000,000	Agilent Technologies, Inc. 2.750%, 09/15/29	910,880
500,000	Amgen, Inc. 5.250%, 03/02/25	500,460
1,000,000	Baxter International, Inc. 1.322%, 11/29/24	996,780
1,000,000	Blue Cross & Blue Shield of Minnesota* 3.790%, 05/01/25	991,370
250,000	Bristol-Myers Squibb Company^ 4.900%, 02/22/27	252,635
1,000,000	CVS Health Corp. 5.000%, 02/20/26	1,000,730
1,000,000	Elevance Health, Inc.^ 4.101%, 03/01/28	980,840
1,000,000	Gilead Sciences, Inc.^ 1.200%, 10/01/27	911,260
250,000	Haleon UK Capital PLC 3.125%, 03/24/25	248,280
1,000,000	Health Care Service Corp. A Mutual Legal Reserve Company* 1.500%, 06/01/25	980,130
1,000,000	Illumina, Inc. 5.800%, 12/12/25	1,009,170
1,000,000	IQVIA, Inc.^ 5.700%, 05/15/28	1,021,700
500,000	Laboratory Corp. of America Holdings 2.950%, 12/01/29	455,140
500,000	2.300%, 12/01/24	498,810
1,000,000	McKesson Corp. 0.900%, 12/03/25	961,500
750,000	Quest Diagnostics, Inc. 3.500%, 03/30/25	745,815
750,000	Teva Pharmaceutical Finance Netherlands III, BV 3.150%, 10/01/26	715,583
1,000,000	Thermo Fisher Scientific, Inc.^ 5.000%, 01/31/29	1,016,870
500,000	UnitedHealth Group, Inc. 5.250%, 02/15/28	511,100
		14,709,053

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Short-Term Bond Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
	Industrials (7.3%)
500,000	Aar Escrow Issuer, LLC* 6.750%, 03/15/29	$511,565
1,000,000	AGCO Corp. 5.450%, 03/21/27	1,011,120
500,000	Air Lease Corp. 2.200%, 01/15/27	472,875
1,000,000	Amphenol Corp. 5.050%, 04/05/27	1,010,570
750,000	Beacon Roofing Supply, Inc.* 4.500%, 11/15/26	735,398
466,000	Berry Global, Inc.* 4.875%, 07/15/26	463,339
1,000,000	Canadian Pacific Railway Company^ 4.000%, 06/01/28	978,690
1,000,000	Cascades, Inc. / Cascades USA, Inc.* 5.125%, 01/15/26	994,990
500,000	Clean Harbors, Inc.* 4.875%, 07/15/27	492,900
1,000,000	CNH Industrial Capital, LLC 4.500%, 10/08/27	993,100
333,333	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.500%, 10/20/25	331,926
250,000	GATX Corp.^ 5.400%, 03/15/27	253,615
500,000	Graphic Packaging International, LLC* 1.512%, 04/15/26	472,555
500,000	GXO Logistics, Inc. 1.650%, 07/15/26	473,695
500,000	Harley-Davidson Financial Services, Inc.* 6.500%, 03/10/28	513,100
500,000	Herc Holdings, Inc.* 6.625%, 06/15/29	512,130
1,000,000	Ingersoll Rand, Inc. 5.400%, 08/14/28	1,022,640
500,000	Johnson Controls International, PLC / Tyco Fire and Security Finance SCA 5.500%, 04/19/29	513,845
1,000,000	Keysight Technologies, Inc. 3.000%, 10/30/29	913,610
1,000,000	Leidos, Inc. 3.625%, 05/15/25	992,260
1,000,000	Lennox International, Inc.^ 5.500%, 09/15/28	1,024,640
1,000,000	Mohawk Industries, Inc. 5.850%, 09/18/28	1,031,810
1,000,000	Nordson Corp 5.600%, 09/15/28	1,028,240
1,000,000	Owens Corning 5.500%, 06/15/27	1,019,740
500,000	4.200%, 12/01/24^	499,725
1,000,000	Parker-Hannifin Corp. 4.250%, 09/15/27	991,640
PRINCIPAL AMOUNT		VALUE
1,000,000	Penske Truck Leasing Company, LP / PTL Finance Corp.* 4.200%, 04/01/27	$983,950
1,000,000	Ryder System, Inc. 5.650%, 03/01/28	1,026,190
250,000	Sealed Air Corp.* 4.000%, 12/01/27	239,615
389,000	Sealed Air Corp./Sealed Air Corp. U.S.* 6.125%, 02/01/28	393,124
500,000	SMBC Aviation Capital Finance DAC* 1.900%, 10/15/26	471,595
500,000	TransDigm, Inc.* 6.375%, 03/01/29	507,755
1,000,000	Tyco Electronics Group SA 4.500%, 02/13/26	998,940
1,000,000	Veralto Corp. 5.500%, 09/18/26	1,013,640
148,000	Verisk Analytics, Inc. 4.000%, 06/15/25	147,196
500,000	WESCO Distribution, Inc.* 6.375%, 03/15/29	510,275
723,000	Williams Scotsman, Inc.* 6.125%, 06/15/25	723,043
500,000	6.625%, 06/15/29	507,890
		26,782,931
	Information Technology (4.9%)
1,000,000	Accenture Capital, Inc. 4.050%, 10/04/29	978,010
1,000,000	Applied Materials, Inc.^ 4.800%, 06/15/29	1,008,580
1,000,000	Autodesk, Inc. 4.375%, 06/15/25	997,960
1,000,000	Booz Allen Hamilton, Inc.*^ 3.875%, 09/01/28	958,960
715,000	Broadridge Financial Solutions, Inc.^ 3.400%, 06/27/26	699,463
1,000,000	Cadence Design Systems, Inc. 4.200%, 09/10/27	992,630
500,000	CDW, LLC / CDW Finance Corp. 3.250%, 02/15/29	462,190
500,000	CGI, Inc. 1.450%, 09/14/26	470,345
500,000	Fortinet, Inc. 1.000%, 03/15/26	475,415
1,000,000	Hewlett Packard Enterprise Company^ 4.400%, 09/25/27	992,110
500,000	HP, Inc. 1.450%, 06/17/26	474,250
505,000	International Business Machines Corp.^ 4.500%, 02/06/26	504,404
1,000,000	Intuit, Inc. 5.250%, 09/15/26	1,014,320

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
1,000,000	Mercedes-Benz Finance North America, LLC* 5.375%, 11/26/25	$1,007,740
1,000,000	NetApp, Inc. 1.875%, 06/22/25	980,560
1,000,000	NVIDIA Corp.^ 1.550%, 06/15/28	907,800
500,000	Open Text Corp.* 6.900%, 12/01/27	520,445
1,000,000	Oracle Corp. 2.650%, 07/15/26	967,500
750,000	PTC, Inc.* 3.625%, 02/15/25	746,610
500,000	Roper Technologies, Inc. 4.200%, 09/15/28	491,755
500,000	Take-Two Interactive Software, Inc. 5.000%, 03/28/26^	501,935
500,000	3.550%, 04/14/25	496,750
500,000	Texas Instruments, Inc. 4.600%, 02/15/28	503,180
250,000	1.125%, 09/15/26	235,718
500,000	Viavi Solutions, Inc.*^ 3.750%, 10/01/29	453,895
		17,842,525
	Materials (1.3%)
410,000	Ball Corp. 6.875%, 03/15/28	421,738
1,000,000	Genuine Parts Company 1.750%, 02/01/25	991,480
250,000	4.950%, 08/15/29	248,268
1,000,000	Linde, Inc. 4.700%, 12/05/25	1,001,450
500,000	Newmont Corp. / Newcrest Finance Pty, Ltd. 5.300%, 03/15/26	504,600
500,000	Sherwin-Williams Company 3.450%, 06/01/27	485,655
200,000	4.250%, 08/08/25	199,474
1,000,000	Sonoco Products Company 1.800%, 02/01/25	991,300
		4,843,965
	Other (0.9%)
2,000,000	Asian Development Bank 2.750%, 01/19/28	1,914,260
1,000,000	Federation des Caisses Desjardins du Quebec* 4.400%, 08/23/25	997,990
500,000	Gen Digital, Inc.* 6.750%, 09/30/27	509,110
		3,421,360
	Real Estate (3.2%)
1,000,000	American Tower Corp. 1.600%, 04/15/26	955,080
1,000,000	Boston Properties, LP 6.750%, 12/01/27	1,043,370
PRINCIPAL AMOUNT		VALUE
1,000,000	Brixmor Operating Partnership, LP 4.125%, 06/15/26	$987,300
1,000,000	Camden Property Trust 5.850%, 11/03/26	1,024,570
1,000,000	Crown Castle, Inc. 4.450%, 02/15/26	995,220
500,000	EPR Properties 4.500%, 04/01/25	497,895
500,000	Equinix, Inc. 1.000%, 09/15/25	483,155
250,000	1.250%, 07/15/25	243,575
500,000	Federal Realty Investment Trust 1.250%, 02/15/26	477,105
750,000	Forestar Group, Inc.* 3.850%, 05/15/26	731,925
1,000,000	Healthpeak OP LLC 3.400%, 02/01/25	995,590
1,000,000	Public Storage^ 5.125%, 01/15/29	1,020,980
1,000,000	Realty Income Corp. 5.050%, 01/13/26	997,720
500,000	Simon Property Group, LP^ 1.375%, 01/15/27	467,145
250,000	Welltower, Inc. 4.000%, 06/01/25	248,805
500,000	Weyerhaeuser Company 4.750%, 05/15/26	499,895
		11,669,330
	Special Purpose Acquisition Company (0.3%)
1,000,000	New York Life Global Funding* 3.600%, 08/05/25	993,560
	Utilities (2.3%)
250,000	AES Corp. 1.375%, 01/15/26	239,507
1,000,000	Alliant Energy Finance, LLC* 5.400%, 06/06/27	1,011,870
1,000,000	CMS Energy Corp. 3.600%, 11/15/25	985,000
300,000	DPL, Inc. 4.125%, 07/01/25	297,681
300,000	Entergy Corp. 0.900%, 09/15/25	289,959
500,000	Entergy Texas, Inc. 1.500%, 09/01/26	471,730
1,000,000	National Rural Utilities Cooperative Finance Corp. 5.450%, 10/30/25	1,009,430
500,000	4.120%, 09/16/27	495,105
1,000,000	NiSource, Inc. 5.200%, 07/01/29	1,014,310
1,000,000	NSTAR Electric Company^ 3.200%, 05/15/27	967,630

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Short-Term Bond Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
25,000	PPL Capital Funding, Inc.‡ 7.530%, 03/30/67 3 mo. SOFR + 2.93%	$24,862
1,000,000	Sempra 3.400%, 02/01/28	956,700
500,000	WEC Energy Group, Inc. 5.000%, 09/27/25	500,690
		8,264,474
	TOTAL CORPORATE BONDS (Cost $212,510,760)	212,733,151
U.S. GOVERNMENT AND AGENCY SECURITIES (5.1%)
1,000,000	Farm Credit Bank of Texas*‡ 5.700%, 09/15/25	992,330
1,000,000	Federal Home Loan Mortgage Corp. 4.000%, 11/25/24	999,390
12,015,000	U.S. Treasury Note 4.250%, 02/28/29^	12,059,118
3,000,000	3.500%, 09/30/29^	2,914,570
1,750,000	4.125%, 07/31/28	1,748,154
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $18,664,665)	18,713,562
SOVEREIGN BONDS (1.7%)
1,000,000	Development Bank of Japan, Inc.* 5.125%, 09/01/26	1,011,730
1,000,000	Export Development Canada 3.375%, 08/26/25	991,310
500,000	3.875%, 02/14/28	494,985
1,000,000	Japan Bank for International Cooperation 4.250%, 04/27/26	995,850
500,000	Kommunalbanken, A/S* 0.500%, 01/13/26	476,950
200,000	4.500%, 09/01/28	201,708
1,000,000	Kommuninvest I Sverige AB* 4.250%, 12/10/25	997,080
1,000,000	Svensk ExportKredit AB 4.125%, 06/14/28	995,200
	TOTAL SOVEREIGN BONDS (Cost $6,189,925)	6,164,813
BANK LOANS (9.2%)¡
	Airlines (0.4%)
995,000	Air Canada‡ 7.253%, 03/21/31 3 mo. SOFR + 2.50%	997,388
329,000	American Airlines, Inc.‡ 9.629%, 04/20/28 3 mo. SOFR + 4.75%	338,888
		1,336,276
PRINCIPAL AMOUNT		VALUE
	Communication Services (1.5%)
895,430	APi Group DE, Inc.‡ 6.685%, 01/03/29 1 mo. SOFR + 2.00%	$896,021
555,766	Directv Financing, LLC‡ 9.847%, 08/02/27 3 mo. SOFR + 5.00%	557,692
971,763	Go Daddy Operating Company, LLC‡ 6.685%, 11/09/29 1 mo. SOFR + 2.00%	972,643
1,000,000	Match Group, Inc.‡ 6.714%, 02/13/27 3 mo. SOFR + 1.75%	1,000,000
570,205	Nexstar Broadcasting, Inc.‡ 7.300%, 09/18/26 1 mo. SOFR + 2.50%	570,820
500,000	TripAdvisor, Inc.‡ 7.435%, 07/08/31 1 mo. SOFR + 2.75%	501,040
1,000,000	Virgin Media Bristol, LLC‡ 7.418%, 01/31/28 1 mo. SOFR + 2.50%	972,690
		5,470,906
	Consumer Discretionary (2.5%)
1,039,447	Adient U.S., LLC‡ 7.435%, 01/31/31 1 mo. SOFR + 2.75%	1,043,511
344,444	American Axle & Manufacturing, Inc.‡ 7.446%, 12/12/29 6 mo. SOFR + 3.00%	346,329
319,259	American Axle & Manufacturing, Inc.‡ 7.823%, 12/12/29 1 mo. SOFR + 3.00%	321,006
296,296	American Axle & Manufacturing, Inc.‡ 7.658%, 12/12/29 3 mo. SOFR + 3.00%	297,917
975,953	Caesars Entertainment, Inc.‡ 7.435%, 02/06/30 1 mo. SOFR + 2.75%	978,188
537,026	Carnival Corp.‡ 7.435%, 08/08/27 1 mo. SOFR + 2.75%	539,292
992,500	Flutter Financing, BV‡ 6.604%, 11/29/30 3 mo. SOFR + 2.00%	993,493
133,001	Hanesbrands, Inc.‡ 8.435%, 03/08/30 1 mo. SOFR + 3.75%	134,165
1,000,000	Life Time Fitness, Inc.! 0.000%, 10/22/31	1,000,210
997,500	Light & Wonder International, Inc.‡ 7.034%, 04/14/29 1 mo. SOFR + 2.25%	998,587

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
966,212	Murphy USA, Inc.‡ 6.709%, 01/31/28 1 mo. SOFR + 1.75%	$969,985
484,962	PetSmart, Inc.‡ 8.536%, 02/11/28 1 mo. SOFR + 3.75%	482,841
997,500	Six Flags Entertainment Corp.‡ 6.845%, 05/01/31 1 mo. SOFR + 2.00%	998,123
275,963	SkyMiles IP, Ltd.‡ 8.367%, 10/20/27 3 mo. SOFR + 3.75%	281,566
		9,385,213
	Consumer Staples (0.3%)
995,161	Organon & Company‡ 7.259%, 05/19/31 1 mo. SOFR + 2.50%	996,405
	Energy (0.5%)
982,575	ChampionX Corp.‡ 7.557%, 06/07/29 1 mo. SOFR + 2.75%	985,238
989,950	Par Petroleum, LLC‡ 8.334%, 02/28/30 3 mo. SOFR + 3.75%	989,539
		1,974,777
	Financials (0.5%)
994,862	Iron Mountain, Inc.‡ 6.685%, 01/31/31 1 mo. SOFR + 2.00%	990,510
871,817	Jazz Financing Lux Sarl‡ 6.935%, 05/05/28 1 mo. SOFR + 2.25%	872,907
		1,863,417
	Health Care (0.8%)
183,298	Avantor Funding, Inc.‡ 6.785%, 11/08/27 1 mo. SOFR + 2.00%	184,533
964,963	DaVita, Inc.‡ 6.685%, 05/09/31 1 mo. SOFR + 2.00%	965,566
670,797	Elanco Animal Health, Inc.‡ 6.694%, 08/01/27 1 mo. SOFR + 1.75%	670,139
997,494	Medline Borrower, LP‡ 7.435%, 10/23/28 1 mo. SOFR + 2.75%	999,544
		2,819,782
	Industrials (0.7%)
992,500	Beacon Roofing Supply, Inc.‡ 6.685%, 05/19/28 1 mo. SOFR + 2.00%	995,780
PRINCIPAL AMOUNT		VALUE
698,452	JELD-WEN, Inc.‡ 6.800%, 07/28/28 1 mo. SOFR + 2.00%	$701,596
990,025	Vertiv Group Corp.‡ 6.846%, 03/02/27 1 mo. SOFR + 2.00%	991,030
		2,688,406
	Information Technology (1.4%)
1,017,164	II-VI, Inc.‡ 7.185%, 07/02/29 1 mo. SOFR + 2.50%	1,019,580
995,000	KBR, Inc.‡ 6.685%, 01/19/31 1 mo. SOFR + 2.00%	997,284
497,983	Open Text Corp.‡ 6.935%, 01/31/30 1 mo. SOFR + 2.25%	500,233
899,619	SS&C Technologies, Inc.‡ 6.685%, 05/09/31 1 mo. SOFR + 2.00%	900,482
865,872	TTM Technologies, Inc.‡ 7.094%, 05/30/30 1 mo. SOFR + 2.25%	869,483
982,600	ZoomInfo, LLC‡ 6.435%, 02/28/30 1 mo. SOFR + 1.75%	976,665
		5,263,727
	Materials (0.6%)
1,073,645	Axalta Coating Systems U.S. Holdings, Inc.‡ 6.604%, 12/20/29 3 mo. SOFR + 2.00%	1,078,117
987,084	Chemours Company‡ 8.185%, 08/18/28 1 mo. SOFR + 3.50%	991,610
		2,069,727
	TOTAL BANK LOANS (Cost $33,818,046)	33,868,636
ASSET BACKED SECURITIES (19.9%)
	Communication Services (0.3%)
1,000,000	T-Mobile U.S. Trust Series 2022-1A, Class A* 4.910%, 05/22/28	1,000,187
	Consumer Discretionary (0.7%)
1,500,000	Avis Budget Rental Car Funding AESOP, LLC Series 2023-3A, Class A* 5.440%, 02/22/28	1,514,650
1,000,000	Octane Receivables Trust Series 2024-2A, Class A2* 5.800%, 07/20/32	1,008,292
		2,522,942

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Short-Term Bond Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
	Financials (8.7%)
2,000,000	American Express Credit Account Master Trust Series 2021-1, Class A 0.900%, 11/15/26	$1,996,979
2,000,000	Capital One Multi-Asset Execution Trust Series 2021-A3, Class A3 1.040%, 11/15/26	1,997,068
630,594	Capital One Prime Auto Receivables Trust Series 2022-1, Class A3 3.170%, 04/15/27	624,088
271,124	Commonbond Student Loan Trust Series 2017-B-GS, Class A1* 2.680%, 09/25/42	252,852
98,655	Commonbond Student Loan Trust Series 2018-C-GS, Class A1* 3.870%, 02/25/46	94,294
335,832	Commonbond Student Loan Trust Series 2019-A-GS, Class A1* 2.540%, 01/25/47	303,784
544,586	Commonbond Student Loan Trust Series 2021-B-GS, Class A* 1.170%, 09/25/51	453,477
35,438	Credit Acceptance Auto Loan Trust Series 2021-4, Class A* 1.260%, 10/15/30	35,385
2,000,000	Credit Acceptance Auto Loan Trust Series 2024-1A, Class A* 5.680%, 03/15/34	2,021,818
1,000,000	Dell Equipment Finance Trust 2024-2, Class B* 4.820%, 08/22/30	995,743
1,500,000	Dell Equipment Finance Trust Series 2022-2, Class B* 4.400%, 07/22/27	1,494,952
1,500,000	Discover Card Execution Note Trust Series 2022-A2, Class A 3.320%, 05/15/27	1,488,706
699,749	ELFI Graduate Loan Program, LLC Series 2021-A, Class A* 1.530%, 12/26/46	614,513
930,887	ELFI Graduate Loan Program, LLC Series 2022-A, Class A* 4.510%, 08/26/47	901,684
272,175	Enterprise Fleet Financing, LLC Series 2022-4, Class A2* 5.760%, 10/22/29	273,862
1,500,000	Enterprise Fleet Financing, LLC Series 2024-2, Class A3* 5.610%, 04/20/28	1,528,797
500,000	Hertz Vehicle Financing LLC Series 2021-1A, Class A* 1.210%, 12/26/25	497,913
1,000,000	Kubota Credit Owner Trust Series 2023-2A, Class A3* 5.280%, 01/18/28	1,008,148
PRINCIPAL AMOUNT		VALUE
418,785	MMAF Equipment Finance LLC Series 2017-B, Class A5* 2.720%, 06/15/40	$416,197
2,000,000	MMAF Equipment Finance LLC Series 2023-A, Class A3* 5.540%, 12/13/29	2,034,109
1,064,906	Navient Private Education Refi Loan Trust Series 2020-BA, Class A2* 2.120%, 01/15/69	1,000,743
288,475	OneMain Direct Auto Receivables Trust Series 2021-1A, Class A* 0.870%, 07/14/28	283,218
777,000	OneMain Direct Auto Receivables Trust Series 2021-1A, Class B* 1.260%, 07/14/28	747,651
992,110	Oscar US Funding XII, LLC Series 2021-1A, Class A4* 1.000%, 04/10/28	970,597
10,768	Pawneee Equipment Receivables, LLC Series 2021-1, Class A2* 1.100%, 07/15/27	10,750
1,104,660	Pawneee Equipment Receivables, LLC Series 2022-1, Class A3* 5.170%, 02/15/28	1,105,471
88,298	PenFed Auto Receivables Owner Trust Series 2022-A, Class A3* 3.960%, 04/15/26	88,144
1,500,000	PenFed Auto Receivables Owner Trust Series 2022-A, Class A4* 4.180%, 12/15/28	1,491,817
2,000,000	Porsche Financial Auto Securitization Trust Series 2023-2A, Class A3* 5.790%, 01/22/29	2,019,587
792,000	Progress Residential Trust Series 2021-SFR5, Class B* 1.658%, 07/17/38	754,206
900,096	SoFi Professional Loan Program Trust Series 2020-C, Class AFX* 1.950%, 02/15/46	828,270
484,767	SoFi Professional Loan Program, LLC Series 2017-F, Class A2FX* 3.600%, 02/25/48	477,279
2,000,000	Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A* 4.930%, 06/25/36	2,015,880
1,000,000	Volvo Financial Equipment, LLC Series 2024-1A, Class A3* 4.290%, 10/16/28	991,343
		31,819,325
	Industrials (0.2%)
1,000,000	John Deere Owner Trust Series 2021-B, Class A4 0.740%, 05/15/28	981,976

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
	Other (9.8%)
2,000,000	Aligned Data Centers Issuer, LLC Series 2021-1A, Class A2* 1.937%, 08/15/46	$1,889,777
500,000	American Express Credit Account Master Trust Series 2023-2, Class A 4.800%, 05/15/30	504,476
271,510	Amur Equipment Finance Receivables XI, LLC Series 2022-2A, Class A2* 5.300%, 06/21/28	272,103
734,706	Amur Equipment Finance Receivables XIII, LLC - Class A2, Series 2024-1A* 5.380%, 01/21/31	739,700
1,000,000	BA Credit Card Trust Series 2022-A1, Class A1 3.530%, 11/15/27	992,883
330,000	CCG Receivables Trust Series 2021-2, Class B* 1.270%, 03/14/29	323,350
1,000,000	CCG Receivables Trust Series 2023-1, Class B* 5.990%, 09/16/30	1,017,920
1,000,000	CCG Receivables Trust Series 2023-1, Class C* 6.280%, 09/16/30	1,019,960
1,113,333	CLI Funding VI, LLC Series 2020-3A, Class A* 2.070%, 10/18/45	1,021,054
2,000,000	Compass Datacenters Issuer II, LLC Series 2024-1A, Class A1* 5.250%, 02/25/49	1,986,793
472,294	Daimler Trucks Retail Trust Series 2022-1, Class A3 5.230%, 02/17/26	472,753
2,000,000	DLLAD, LLC Series 2023-1A, Class A3* 4.790%, 01/20/28	2,002,540
1,458,750	Domino's Pizza Master Issuer, LLC Series 2021-1A, Class A21* 2.662%, 04/25/51	1,318,360
2,000,000	Ford Credit Auto Owner Trust Series 2024-1, Class A*** 4.870%, 08/15/36	2,008,779
1,000,000	HPEFS Equipment Trust - Class B, Series 2024-1A* 5.180%, 05/20/31	1,003,095
250,000	HPEFS Equipment Trust Series 2022-2A, Class B* 4.200%, 09/20/29	249,169
1,000,000	Kubota Credit Owner Trust Series 2023-1A, Class A3* 5.020%, 06/15/27	1,003,921
PRINCIPAL AMOUNT		VALUE
1,167,000	MetroNet Infrastructure Issuer, LLC Series 2022-1A, Class A2* 6.350%, 10/20/52	$1,190,758
400,000	MetroNet Infrastructure Issuer, LLC Series 2024-1A, Class A2* 6.230%, 04/20/54	409,430
125,327	MVW Owner Trust Series 2019-1A, Class A* 2.890%, 11/20/36	123,721
1,500,000	NextGear Floorplan Master Owner Trust Series 2023-1A, Class A2* 5.740%, 03/15/28	1,519,836
1,000,000	NMEF Funding, LLC Series 2024-A, Class A2* 5.150%, 12/15/31	1,001,240
496,349	OCCU Auto Receivables Trust Series 2023-1A, Class A2* 6.230%, 04/15/27	498,407
1,942,149	Post Road Equipment Finance, LLC Series 2024-1A, Class A2* 5.590%, 11/15/29	1,954,017
923,811	SCF Equipment Leasing, LLC Series 2022-1A, Class A3* 2.920%, 07/20/29	915,164
1,000,000	SCF Equipment Leasing, LLC Series 2023-1A, Class A3* 6.170%, 05/20/32	1,031,364
991,667	SVC ABS, LLC Series 2023-1A, Class A* 5.150%, 02/20/53	970,202
396,848	USAA Auto Owner Trust Series 2022-A, Class A3* 4.860%, 11/16/26	396,870
2,000,000	USAA Auto Owner Trust Series 2024-A, Class A3* 5.030%, 03/15/29	2,014,759
1,000,000	Vantage Data Centers Issuer, LLC Series 2021-1A, Class A2* 2.165%, 10/15/46	941,632
1,000,000	Vantage Data Centers Issuer, LLC Series 2024-1A, Class A2* 5.100%, 09/15/54	977,025
1,000,000	Veridian Auto Receivables Trust Series 2023-1A, Class A3* 5.560%, 03/15/28	1,004,646
1,000,000	Verizon Master Trust Series 2023-1, Class A 4.490%, 01/22/29	998,406
1,000,000	Verizon Master Trust Series 2023-6, Class A* 5.350%, 09/22/31	1,025,452
1,322,130	World Omni Auto Receivables Trust Series 2022-B, Class A3 3.250%, 07/15/27	1,312,043
		36,111,605

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Short-Term Bond Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
	Utilities (0.2%)
743,433	Harley-Davidson Motorcycle Trust Series 2022-A, Class A3 3.060%, 02/15/27	$738,416
	TOTAL ASSET BACKED SECURITIES (Cost $73,568,600)	73,174,451
MUNICIPAL OBLIGATIONS (3.6%)
	Consumer Discretionary (0.1%)
300,000	Washington State Housing Finance Commission 5.345%, 12/01/27	307,702
200,000	Washington State Housing Finance Commission 5.285%, 06/01/27	204,180
		511,882
	Other (3.4%)
100,000	Alaska Housing Finance Corp. 4.808%, 06/01/27	100,770
250,000	Armada Area Schools 0.950%, 05/01/25	245,706
155,000	City of Auburn CA 0.961%, 06/01/25	151,801
250,000	City of Carmel IN Waterworks Revenue 4.966%, 05/01/28	250,049
280,000	City of Mishawaka IN 4.680%, 02/15/26	280,244
205,000	City of Mishawaka IN 4.700%, 08/15/26	205,314
120,000	City of Omaha NE 0.983%, 04/15/26	114,264
500,000	City of Wheaton IL 0.786%, 12/01/24	498,395
500,000	Colorado Housing & Finance Authority 5.452%, 11/01/27	512,628
500,000	Colorado Housing & Finance Authority 5.402%, 05/01/27	510,365
300,000	Colorado Housing & Finance Authority 1.650%, 11/01/25	291,681
75,000	Colorado Housing & Finance Authority 0.858%, 11/01/24	75,000
895,000	Connecticut Housing Finance Authority 0.974%, 11/15/25	865,537
250,000	Corona-Norco Unified School District 1.000%, 09/01/25	242,945
250,000	Cypress-Fairbanks Independent School District 5.000%, 02/15/25	250,210
135,000	East Montgomery County Improvement District 1.550%, 08/15/26	128,281
175,000	Encinitas Public Financing Authority 1.020%, 10/01/25	169,689
PRINCIPAL AMOUNT		VALUE
440,000	Florida Housing Finance Corp. 5.077%, 07/01/26	$441,889
215,000	Florida Housing Finance Corp. 5.086%, 01/01/27	216,220
195,000	Florida Housing Finance Corp. 5.136%, 07/01/27	196,407
250,000	Galveston Independent School District 5.000%, 02/01/25	250,166
250,000	Indiana Housing & Community Development Authority 5.065%, 01/01/27	253,069
175,000	Indiana Housing & Community Development Authority 5.095%, 07/01/26	176,742
160,000	Indiana Housing & Community Development Authority 5.095%, 01/01/26	161,091
505,000	Iowa Finance Authority 5.502%, 07/01/28	519,289
350,000	Iowa Finance Authority 5.412%, 07/01/27	357,564
700,000	Metropolitan Washington Airports Authority Dulles Toll Road Revenue 1.737%, 10/01/25	681,591
295,000	Minnesota Housing Finance Agency 5.113%, 01/01/26	296,248
450,000	Nevada Housing Division 5.268%, 04/01/27	457,224
435,000	Nevada Housing Division 5.338%, 10/01/27	443,585
250,000	Nevada Housing Division 5.251%, 10/01/26	253,327
390,000	New York City Transitional Finance Authority Future Tax Secured Revenue 3.430%, 08/01/26	383,435
390,000	New York City Transitional Finance Authority Future Tax Secured Revenue 1.250%, 05/01/26	372,071
255,000	New York State Dormitory Authority 2.438%, 02/15/26	248,828
150,000	Pharr San Juan Alamo Independent School District TX 5.000%, 02/01/25	150,095
400,000	Regional Transportation Authority 3.000%, 06/01/25	396,246
155,000	State of Hawaii 1.033%, 08/01/25	151,159
250,000	Thornapple Kellogg School District 0.930%, 05/01/25	245,643
145,000	Victor Valley Community College District 2.878%, 08/01/26	141,485
170,000	Westminster Public Schools 0.906%, 12/01/26	158,309

See accompanying Notes to Schedule of Investments

www.calamos.com

Short-Term Bond Fund Schedule of Investments October 31, 2024

PRINCIPAL AMOUNT		VALUE
125,000	Wichita Falls 4B Sales Tax Corp. 1.049%, 09/01/25	$121,377
340,000	Williamston Community Schools School District 1.050%, 05/01/25	334,274
		12,300,213
	Utilities (0.1%)
505,000	Augusta GA Water & Sewer Revenue 4.300%, 10/01/26	502,319
	TOTAL MUNICIPAL OBLIGATIONS (Cost $13,277,333)	13,314,414
RESIDENTIAL MORTGAGE BACKED SECURITIES (0.9%)
680,209	BANK Series 2019-BN16, Class A2 3.933%, 02/15/52	674,140
1,000,000	GS Mortgage Securities Corp. Trust Series 2023-SHIP, Class A*‡ 4.322%, 09/10/38	985,068
1,342,501	GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ4, Class A8*‡ 2.500%, 09/25/51	1,185,664
532,070	GS Mortgage-Backed Securities Trust Series 2021-PJ11, Class A8*‡ 2.500%, 04/25/52	464,173
	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $3,512,858)	3,309,045
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.4%)
12,451,990	State Street Navigator Securities Lending Government Money Market Portfolio, 4.871%†*** (Cost $12,451,990)	12,451,990
	TOTAL INVESTMENTS (101.8%) (Cost $373,994,177)	373,730,062
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.4%)		(12,451,990)
OTHER ASSETS, LESS LIABILITIES (1.6%)		5,773,784
NET ASSETS (100.0%)		$367,051,856

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

‡  Variable rate security. The rate shown is the rate in effect at October 31, 2024.

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

!  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

†  Represents investment of cash collateral received from securities on loan as of October 31, 2024.

***  The rate disclosed is the 7 day net yield as of October 31, 2024.

FUTURES CONTRACTS

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE	MARKET VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Buys
25,000,000	U.S. Treasury Note 5-Year	Dec 2024	$26,808,594	$(579,466	)*

*  This amount represents the cumulative appreciation/depreciation on futures contracts. Current day's variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

See accompanying Notes to Schedule of Investments

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the "Trust"), consists of twenty series, Market Neutral Income Fund, Hedged Equity Fund, Phineus Long/Short Fund, Merger Arbitrage Fund, Convertible Fund, Global Convertible Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth Fund, Growth and Income Fund, Dividend Growth Fund, Select Fund, International Growth Fund, Evolving World Growth Fund, Global Equity Fund, Global Opportunities Fund, International Small Cap Growth Fund, Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund (each a "Fund" and collectively the "Funds"). The Trust is registered under the Investment Company Act of 1940 as amended (the "1940 Act") as an open-end management investment company. The Trust currently offers Class A, Class C (except Timpani SMID Growth Fund and Short-Term Bond Fund), and Class I shares of each of the Funds. Class R6 shares are offered in Market Neutral Income Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth and Income Fund, International Growth Fund, Global Equity Fund, and International Small Cap Growth Fund only.

Significant Accounting Policies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), and the Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Fund Valuation. The Trust's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Trust, have designated Calamos Advisors LLC ("Calamos Advisors", or the "Adviser") to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" Calamos Advisors has adopted procedures to guide the determination of the net asset value ("NAV") on any day on which the Fund's NAVs are determined. The valuation of the Funds' investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund's NAV is not calculated.

www.calamos.com

Notes to Financial Statements

If the Adviser's pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV.

Investment Transactions. Investment transactions are recorded on a trade date basis as of October 31, 2024. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at year end.

Allocation of Expenses Among Funds and Classes. Expenses directly attributable to a Fund are charged to that Fund; certain other common expenses of the Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity and Dynamic Income Trust, Calamos Antetokounmpo Sustainable Equities Trust, and Calamos ETF Trust are allocated proportionately among each fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis. Expenses directly attributable to a particular class of a fund in the Trust are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day plus current day fund share activity.

Income Taxes. No provision has been made for U.S. income taxes because the Trust's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the Funds' taxable income and net realized gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting for fixed income securities. The financial statements are not adjusted for temporary differences.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

The Funds recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2021 – 2023 remain subject to examination by the U.S. and the State of Illinois tax jurisdictions for those Funds that have been in existence during that time, and for all years since inception for those Funds created subsequent to October 31, 2021.

Indemnifications. Under the Trust's organizational documents, the Trust is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnifications to other parties. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Funds' management expects the risk of material loss in connection to a potential claim to be remote.

Note 2 – Investment Adviser and Transactions With Affiliates Or Certain Other Parties

Pursuant to an investment advisory agreement with Calamos Advisors, each Fund pays a monthly investment advisory fee based on the average daily net assets of the Fund, as shown below:

AVERAGE DAILY NET ASSETS	GROWTH FUND ANNUAL RATE	EVOLVING WORLD GROWTH FUND ANNUAL RATE	TOTAL RETURN BOND FUND ANNUAL RATE	SELECT FUND, DIVIDEND GROWTH FUND, INTERNATIONAL GROWTH FUND*, GLOBAL EQUITY FUND*, GLOBAL OPPORTUNITIES FUND ANNUAL RATE
First $500 million	1.00%	1.10%	0.45%	1.00%
Next $500 million	0.90%	1.05%	0.43%	0.95%
Next $5 billion	0.80%	1.00%	0.41%	0.90%
Over $6 billion	0.70%	0.90%	0.35%	0.80%

*  International Growth Fund and Global Equity Fund are subject to a possible adjustment based on performance as described below.

AVERAGE DAILY NET ASSETS	GLOBAL CONVERTIBLE FUND ANNUAL RATE	TIMPANI SMALL CAP GROWTH FUND ANNUAL RATE	TIMPANI SMID GROWTH FUND ANNUAL RATE	SHORT-TERM BOND FUND ANNUAL RATE	GROWTH AND INCOME FUND, CONVERTIBLE FUND, MARKET NEUTRAL INCOME FUND, HEDGED EQUITY FUND ANNUAL RATE	HIGH INCOME OPPORTUNITIES FUND ANNUAL RATE	PHINEUS LONG/SHORT FUND ANNUAL RATE
First $500 million	0.85%	0.90%	0.95%	0.30%	0.75%	0.60%	1.25%
Next $500 million	0.80%	0.80%	0.85%	0.27%	0.70%	0.55%	1.20%
Over $1 billion	0.75%	0.75%	0.80%	0.25%	0.65%	0.50%	1.15%

AVERAGE DAILY NET ASSETS	MERGER ARBITRAGE FUND ANNUAL RATE	INTERNATIONAL SMALL CAP GROWTH FUND ANNUAL RATE
First $500 million	1.00%	0.95%
Next $500 million	0.95%	0.90%
Over $1 billion	0.90%	0.85%

The average investment advisory fee as of the year ended October 31, 2024 was as follows:

FUND	PERCENTAGE
Market Neutral Income Fund	0.66%
Hedged Equity Fund	0.74
Phineus Long/Short Fund	1.22

www.calamos.com

Notes to Financial Statements

FUND	PERCENTAGE
Merger Arbitrage Fund	1.00%
Convertible Fund	0.73
Global Convertible Fund	0.85
Timpani Small Cap Growth Fund	0.90
Timpani SMID Growth Fund	0.95
Growth Fund	0.90
Growth and Income Fund	0.68
Dividend Growth Fund	1.00
Select Fund	1.00
International Growth Fund	1.00
Evolving World Growth Fund	1.10
Global Equity Fund	1.00
Global Opportunities Fund	1.00
International Small Cap Growth Fund	0.95
Total Return Bond Fund	0.45
High Income Opportunities Fund	0.60
Short-Term Bond Fund	0.30

Each of the International Growth and Global Equity Funds pays a fee based on average daily net assets of the Fund that is accrued daily and paid on a monthly basis, subject to possible adjustment based on the Fund's investment performance (since March 2006 for International Growth Fund and since February 2008 for Global Equity Fund). The performance adjustment increases or decreases the management fee, on a monthly basis, by 1/12 of 0.03% of a Fund's average daily net assets over the performance period for each full 1% increment amount by which a Fund outperforms or underperforms the benchmark index ("Index"), on an annualized basis, over the performance measurement period. The benchmark indexes are the MSCI EAFE Growth Index and the MSCI World Index for the International Growth Fund and Global Equity Fund, respectively.

The base fee is shown in the table above. The performance adjustment rate is calculated by comparing over the performance measurement period the Fund's Class A share performance to that of the respective Index. The performance measurement period commenced at the beginning of each Fund's first full month of operation (April 2005 and March 2007 for the International Growth Fund and Global Equity Fund, respectively). The first performance adjustment was applied to the advisory fee at the end of the twelfth month. Each month subsequent to the twelfth month, a new month is added to the performance measurement period until the performance measurement period includes 36 months. Thereafter, the performance measurement period consists of the most recent month plus the previous 35 months.

The performance comparison is made at the end of each month. The maximum annualized performance adjustment rate is +/- 0.30% of the Fund's average daily net assets over the performance measurement period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average daily net assets over the performance measurement period, and the resulting dollar amount is then added to or subtracted from the base fee. Calamos Advisors may receive a positive performance adjustment even if the Fund has a negative return over a performance measurement period if it otherwise outperforms the Index during that period.

Each Fund may invest in shares of the Timpani Small Cap Growth Fund ("SCG"), Timpani SMID Growth Fund ("SMID") or Short Term Bond Fund ("STBF"). Calamos Advisors has contractually agreed to waive a portion of its advisory fee charged to the Fund equal to the advisory fee paid by SCG, SMID or STBF, respectively, attributable to the Fund's investment in SCG, SMID or STBF, respectively, based on daily net assets. For the period ended October 31, 2024, the total advisory fees waived pursuant to such agreement were $997,595 for the Market Neutral Income Fund and are included in the Statements of Operations under the caption "Expense reductions".

As of October 31, 2024, the Market Neutral Income Fund had holdings of $334.3 million in STBF. During the period from November 1, 2023 through October 31, 2024, the Market Neutral Income Fund had no subscriptions or redemptions and earned $16.2 millions in dividends.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

When a fund in the Calamos Family of Funds (an "Acquiring Fund") invests in shares of another fund in the Calamos Family of Funds (an "Acquired Fund"), the portion of the Acquiring Fund's advisory fee equal to the advisory fee payable to the Acquired Fund (based on average daily net assets invested) is waived.

Each Fund reimburses Calamos Advisors for a portion of compensation paid to the Trust's Chief Compliance Officer. This compensation is reported as part of the "Trustees' fees and officer compensation" expense on the Statements of Operations.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of each Fund as a percentage of the average daily net assets through March 1, 2025 (except as noted) as follows:

FUND	CLASS A SHARES	CLASS C SHARES	CLASS I SHARES	CLASS R6 SHARES
Calamos Market Neutral Income Fund	1.75%	2.50%	1.50%	1.50 the annual sub-transfer agency ratio*% less
Calamos Hedged Equity Fund	1.25%	2.00%	1.00%	—
Calamos Phineus Long/Short Fund	2.00%	2.75%	1.75%	—
Calamos Merger Arbitrage Fund(1)	1.50%	2.25%	1.25%	—
Calamos Convertible Fund	1.75%	2.50%	1.50%	—
Calamos Global Convertible Fund	1.35%	2.10%	1.10%	—
Calamos Timpani Small Cap Growth Fund	1.30%	2.05%	1.05%	1.05 the annual sub-transfer agency ratio*% less
Calamos Timpani SMID Growth Fund	1.35%	—	1.10%	1.10 the annual sub-transfer agency ratio*% less
Calamos Growth Fund	1.75%	2.50%	1.50%	—
Calamos Growth and Income Fund	1.75%	2.50%	1.50%	1.50 the annual sub-transfer agency ratio*% less
Calamos Dividend Growth Fund	1.35%	2.10%	1.10%	—
Calamos Select Fund	1.15%	1.90%	0.90%	—
Calamos International Growth Fund	1.20%	1.95%	0.95%	0.95 the annual sub-transfer agency ratio*% less
Calamos Evolving World Growth Fund	1.30%	2.05%	1.05%	—
Calamos Global Equity Fund	1.40%	2.15%	1.15%	1.15 the annual sub-transfer agency ratio*% less

www.calamos.com

Notes to Financial Statements

FUND	CLASS A SHARES	CLASS C SHARES	CLASS I SHARES	CLASS R6 SHARES
Calamos Global Opportunities Fund	1.22%	1.97%	0.97%	—
Calamos International Small Cap Growth Fund(2)	1.35%	2.10%	1.10%	1.10 the annual sub-transfer agency ratio*% less
Calamos Total Return Bond Fund	0.90%	1.65%	0.65%	—
Calamos High Income Opportunities Fund	1.00%	1.75%	0.75%	—
Calamos Short-Term Bond Fund	0.65%	—	0.40%	—

*  The annual sub-transfer agency ratio is equal to the aggregate sub-transfer agency expenses common to the other share classes of the Fund divided by the aggregated average annual net assets of the Fund's other share classes.

(1)  The Contractual limitation is through October 31, 2026 for the Calamos Merger Arbitrage Fund.

(2)  The Contractual limitation is through March 31, 2025 for the Calamos International Small Cap Growth Fund.

For the year ended October 31, 2024, Calamos Advisors waived or absorbed the following expenses:

FUND	AMOUNT
Market Neutral Income Fund	$997,595
Merger Arbitrage Fund	220,569
Global Convertible Fund	110
Timpani Small Cap Growth Fund	145,220
Timpani SMID Growth Fund	102,438
Dividend Growth Fund	121,868
Select Fund	204,261
International Growth Fund	480,565
Evolving World Growth Fund	1,342,263
Global Equity Fund	42,946
Global Opportunities Fund	560,017
International Small Cap Growth Fund	144,112
Total Return Bond Fund	97,464
High Income Opportunities Fund	132,664

These amounts are included in the Statements of Operations under the caption "Expense reductions".

As Distributor, Calamos Financial Services LLC ("CFS") assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Fund pays to CFS a distribution and/or service fee at the annual rate of 0.25% of the average daily net assets of the Fund's Class A shares; a service fee at the annual rate of 0.25% and a distribution fee at the rate of 0.75% of the average daily net assets of the Fund's Class C shares. No such fees are paid on each Fund's Class I or Class R6 shares.

CFS also receives a sales commission and/or an underwriting fee on certain sales of each Fund's Class A shares. During the period ended October 31, 2024, CFS received commissions and underwriting fees as follows:

FUND	AMOUNT
Market Neutral Income Fund	$18,294
Hedged Equity Fund	7,681
Phineus Long/Short Fund	11,664
Merger Arbitrage Fund	1
Convertible Fund	4,889
Global Convertible Fund	192
Timpani Small Cap Growth Fund	9,706
Timpani SMID Growth Fund	37

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

FUND	AMOUNT
Growth Fund	$39,146
Growth and Income Fund	102,418
Dividend Growth Fund	2,533
Select Fund	1,406
International Growth Fund	1,215
Evolving World Growth Fund	973
Global Equity Fund	6,903
Global Opportunities Fund	6,255
Total Return Bond Fund	95
High Income Opportunities Fund	145
Short-Term Bond Fund	18

A trustee and certain officers of the Trust are also officers and directors of CFS and Calamos Advisors. Such trustee and officers serve without direct compensation from the Trust. The Trust's Statement of Additional Information contains additional information about the Trust's Trustees and Officers and is available without charge, upon request, at www.calamos.com or by calling 800.582.6959.

As of October 31, 2024, certain affiliates of Calamos Advisors hold material investments in the Funds as follows:

FUND	PERCENTAGE
Merger Arbitrage Fund	48%
Timpani SMID Growth Fund	63
Select Fund	35
Global Equity Fund	25
International Small Cap Growth Fund	35
High Income Opportunities Fund	33

As of October 31, 2024, the Market Neutral Income Fund held 91.1% of the outstanding shares of Short-Term Bond Fund.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of amounts deferred for a participating trustee is determined by reference to the change in value of Class I shares of one or more funds of the Trust designated by the participant. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares.

At October 31, 2024, the Funds had deferred compensation balances, which are included in "Other assets" on the Statements of Assets and Liabilities, as follows:

FUND	AMOUNT
Market Neutral Income Fund	$188,856
Convertible Fund	193,933
Growth Fund	940,007
Growth and Income Fund	405,896
Select Fund	100,775
International Growth Fund	63,431
Evolving World Growth Fund	18,691
Global Equity Fund	32,535
Global Opportunities Fund	152,650
Total Return Bond Fund	36,610
High Income Opportunities Fund	111,054

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Notes to Financial Statements

Each Fund's obligation to make payments under the Plan is a general obligation of the Fund and is included in "Payable for deferred compensation to trustees" on the Statements of Assets and Liabilities at October 31, 2024.

Interfund Lending Program and Joint Credit Agreement

The SEC has granted an exemptive order to the Funds permitting the Funds to participate in an interfund lending facility whereby participating Funds may directly lend to and borrow money from each other (an "Interfund Loan") for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities "fails," resulting in an unanticipated cash shortfall) (the "InterFund Program"). The InterFund Program is subject to a number of conditions, which are discussed in detail in the Funds' statement of additional information. Any loan made through the InterFund Program is expected to be more beneficial to a borrowing Fund (i.e., at a lower interest rate) than borrowing from a bank and more beneficial to a lending Fund (i.e., at a higher rate of return) than an alternative short-term investment. The duration of an InterFund Loan will be limited to the time required to receive payment for securities sold, but in no event more than seven days. In addition, each InterFund Loan may be called on one business day's notice by a lending Fund and may be repaid on any day by a borrowing Fund. No Interfund Loans were made during the period.

On April 30, 2021, the Trust, on behalf of the Funds, entered into a $50,000,000 Demand Discretionary Credit Agreement with State Street Bank and Trust Company (the "Credit Agreement"). On November 30, 2022, the Credit Agreement was increased to $100,000,000. Each Fund may borrow under the Credit Agreement to meet shareholder redemptions and for other lawful temporary purposes. Borrowing results in interest expense and other fees and expenses, which may increase a Fund's net expenses and reduce a Fund's return. In addition, borrowing by a Fund may create leverage by increasing a Fund's investment exposure. This will result in changes in a Fund's net asset value, either positive or negative, being greater than it would have been if the Fund had not borrowed. Administration, legal, and arrangement fees, if applicable, under the Credit Agreement are allocated among Funds based upon factors deemed relevant by the Adviser and the Board of each Fund, while fees on any amounts drawn by a Fund under the Credit Agreement are borne by that Fund. During the period, the Total Return Bond Fund had borrowed $13,400,000 for 3 days at an interest rate of 6.68%. At October 31, 2024, there were no borrowings under the Credit Agreement. Please see the supplement to the Prospectus and Statement of Additional Information for more information about the Credit Agreement.

Note 3 – Investments

The cost of purchases and proceeds from sales of long-term investments, excluding investments sold short, for the year ended October 31, 2024 are shown in the table below. Furthermore, the cost of purchases to cover short sales and the proceeds of short sales were $2,330,483,382 and $2,485,133,030 for Market Neutral income Fund, $3,713,954,988 and $3,690,311,184 for Phineus Long/Short Fund, and $721,832 and $829,853 for Merger Arbitrage Fund, respectively.

	COST OF PURCHASES		PROCEEDS FROM SALES
FUND	U.S. GOV'T SECURITIES	OTHER	U.S. GOV'T SECURITIES	OTHER
Market Neutral Income Fund	$—	$3,672,064,000	$—	$4,339,625,187
Hedged Equity Fund	—	136,424,890	—	147,296,801
Phineus Long/Short Fund	—	1,705,860,830	—	1,997,576,879
Merger Arbitrage Fund	—	3,061,273	—	2,457,526
Convertible Fund	—	452,303,796	—	556,767,827
Global Convertible Fund	—	47,945,673	1,014,928	66,789,858
Timpani Small Cap Growth Fund	—	670,175,321	—	684,667,094
Timpani SMID Growth Fund	—	49,507,412	—	48,683,265
Growth Fund	—	593,440,804	—	734,745,210
Growth and Income Fund	—	704,655,108	49,495,000	710,964,969
Dividend Growth Fund	—	4,647,858	—	4,445,852
Select Fund	—	16,601,446	—	19,217,670
International Growth Fund	—	293,318,124	—	311,569,733
Evolving World Growth Fund	—	524,589,938	—	596,038,253

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	COST OF PURCHASES		PROCEEDS FROM SALES
FUND	U.S. GOV'T SECURITIES	OTHER	U.S. GOV'T SECURITIES	OTHER
Global Equity Fund	$—	$97,652,944	$—	$91,850,635
Global Opportunities Fund	1,417,916	204,210,293	2,140,669	201,457,599
International Small Cap Growth Fund	—	6,938,405	—	4,579,612
Total Return Bond Fund	20,750,878	2,576,331	22,304,229	3,625,165
High Income Opportunities Fund	—	14,555,197	—	15,344,063
Short-Term Bond Fund	15,919,941	132,107,030	21,571,369	130,026,379

Note 4 – Income Taxes

The following information is presented on a federal income tax basis as of October 31, 2024. Differences between the cost basis under U.S. GAAP and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at October 31, 2024 was as follows:

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Market Neutral Income Fund	$8,786,676,420	$4,359,709,628	$(1,238,912,586)	$3,120,797,042
Hedged Equity Fund	428,104,670	281,198,538	(15,606,700)	265,591,838
Phineus Long/Short Fund	(24,050,091)	146,601,906	(23,392,226)	123,209,680
Merger Arbitrage Fund	1,784,440	70,870	(133,922)	(63,052)
Convertible Fund	811,934,338	106,634,426	(14,449,662)	92,184,764
Global Convertible Fund	134,440,557	12,338,792	(9,561,205)	2,777,587
Timpani Small Cap Growth Fund	266,612,905	82,350,825	(2,350,781)	80,000,044
Timpani SMID Growth Fund	19,943,277	6,343,589	(132,111)	6,211,478
Growth Fund	750,225,414	802,228,683	(6,636,559)	795,592,124
Growth and Income Fund	1,506,517,550	1,355,301,629	(21,185,823)	1,334,115,806
Dividend Growth Fund	10,671,438	10,578,953	(135,447)	10,443,506
Select Fund	32,370,829	22,874,910	(403,112)	22,471,798
International Growth Fund	193,128,509	62,192,062	(3,987,459)	58,204,603
Evolving World Growth Fund	309,280,236	106,388,990	(5,604,165)	100,784,825
Global Equity Fund	80,693,626	53,217,256	(776,064)	52,441,192
Global Opportunities Fund	194,819,592	73,986,799	(1,272,605)	72,714,194
International Small Cap Growth Fund	4,887,591	733,857	(173,151)	560,706
Total Return Bond Fund	33,326,725	156,216	(2,906,258)	(2,750,042)
High Income Opportunities Fund	38,242,466	599,155	(1,990,145)	(1,390,990)
Short-Term Bond Fund	377,843,110	2,462,751	(7,155,265)	(4,692,514)

For the fiscal year ended October 31, 2024, the Fund recorded the following permanent reclassifications to reflect tax character. The results of operations and net assets were not affected by these reclassifications.

FUND	PAID-IN CAPITAL	ACCUMULATED UNDISTRIBUTED/ (OVERDISTRIBUTED) NET INVESTMENT INCOME	ACCUMULATED NET REALIZED GAIN/(LOSS) ON INVESTMENTS
Market Neutral Income Fund	$(6,092,405)	$165,244,065	$(159,151,660)
Hedged Equity Fund	—	(182,424)	182,424
Phineus Long/Short Fund	6,942,228	6,358,057	(13,300,285)
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Notes to Financial Statements

FUND	PAID-IN CAPITAL	ACCUMULATED UNDISTRIBUTED/ (OVERDISTRIBUTED) NET INVESTMENT INCOME	ACCUMULATED NET REALIZED GAIN/(LOSS) ON INVESTMENTS
Merger Arbitrage Fund	$—	$8,016	$(8,016)
Convertible Fund	2,684,525	13,004,371	(15,688,896)
Global Convertible Fund	(2,189,754)	2,266,125	(76,371)
Timpani Small Cap Growth Fund	(2,881)	6,124,418	(6,121,537)
Timpani SMID Growth Fund	(113)	469,256	(469,143)
Growth Fund	11,880,090	7,692,507	(19,572,597)
Growth and Income Fund	6,404,785	11,519,360	(17,924,145)
Dividend Growth Fund	76,749	18,638	(95,387)
Select Fund	240,594	(1,778)	(238,816)
International Growth Fund	(2,769,749)	677,227	2,092,522
Evolving World Growth Fund	(7,555,443)	1,975,998	5,579,445
Global Equity Fund	1,006,216	369,078	(1,375,294)
Global Opportunities Fund	(81,003)	2,011,681	(1,930,678)
International Small Cap Growth Fund	(52,199)	(1,746)	53,945
Total Return Bond Fund	1	48,847	(48,848)
High Income Opportunities Fund	(38)	(2,421)	2,459
Short-Term Bond Fund	50,971	550,883	(601,854)

Distributions were characterized for federal income tax purposes as follows:

	YEAR ENDED OCTOBER 31, 2024			YEAR ENDED OCTOBER 31, 2023
FUND	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL
Market Neutral Income Fund	$525,296,319	$265,804,258	$—	$240,908,473	$—	$—
Hedged Equity Fund	3,579,087	—	—	4,839,690	—	—
Phineus Long/Short Fund	17,523,678	—	—	229,407	—	—
Merger Arbitrage Fund	13,044	—	—	—	—	—
Convertible Fund	9,594,758	10,737,844	—	10,861,157	—	—
Global Convertible Fund	—	—	—	500,183	—
Timpani Small Cap Growth Fund	—	—	—	—	—	—
Timpani SMID Growth Fund	—	—	—	—	—	—
Growth Fund	—	54,359,459	—	—	—	—
Growth and Income Fund	18,132,723	88,007,410	—	27,666,243	61,852,810	—
Dividend Growth Fund	40,388	676,194	—	67,231	—	—
Select Fund	7,508	1,903,922	—	—	1,053,203	—
International Growth Fund	513,134	43	—	—	—	—
Evolving World Growth Fund	1,902,391	—	—	3,554,163	—	—
Global Equity Fund	71,230	—	—	89,812	3,033,133	—
Global Opportunities Fund	1,371,661	—	—	900,161	—	—
International Small Cap Growth Fund	—	—	—	14,950	—	—
Total Return Bond Fund	1,465,570	—	—	1,260,157	—	—
High Income Opportunities Fund	2,310,301	—	—	2,185,575	—	—
Short-Term Bond Fund	17,686,651	—	—	13,926,429	—	—

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

As of October 31, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows:

	MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND	CONVERTIBLE FUND
Undistributed ordinary income	$111,134,664	$955,367	$44,472,280	$58,245	$3,803,876
Undistributed capital gains	—	—	13,857,520	—	4,809,369
Total undistributed earnings	111,134,664	955,367	58,329,800	58,245	8,613,245
Accumulated capital and other losses	(1,509,570,044)	(85,140,085)	—	—	—
Net unrealized gains/(losses)	3,119,397,434	265,591,838	123,203,517	(63,052)	91,937,334
Total accumulated earnings/(losses)	1,720,962,054	181,407,120	181,533,317	(4,807)	100,550,579
Other	(238,809,574)	(182,553)	(51,861,230)	—	(1,244,112)
Paid-in-capital	13,593,083,769	515,971,813	914,157,596	2,101,786	771,902,425
Net assets applicable to common shareholders	$15,075,236,249	$697,196,380	$1,043,829,683	$2,096,979	$871,208,892
	GLOBAL CONVERTIBLE FUND	TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND	GROWTH FUND	GROWTH AND INCOME FUND
Undistributed ordinary income	$—	$10,564,275	$729,029	$40,139,092	$8,163,259
Undistributed capital gains	—	—	47,816	53,872,610	117,487,719
Total undistributed earnings	—	10,564,275	776,845	94,011,702	125,650,978
Accumulated capital and other losses	(6,153,761)	(87,467,547)	—	—	—
Net unrealized gains/(losses)	2,775,825	80,000,044	6,211,478	795,589,797	1,334,115,777
Total accumulated earnings/(losses)	(3,377,936)	3,096,772	6,988,323	889,601,499	1,459,766,755
Other	—	—	—	(23,716,069)	(17,964,269)
Paid-in-capital	131,183,649	344,275,864	19,261,072	669,086,381	1,391,161,938
Net assets applicable to common shareholders	$127,805,713	$347,372,636	$26,249,395	$1,534,971,811	$2,832,964,424
	DIVIDEND GROWTH FUND	SELECT FUND	INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND
Undistributed ordinary income	$14,611	$384,928	$—	$—	$2,781,092
Undistributed capital gains	516,523	3,613,232	10,308,332	—	8,247,737
Total undistributed earnings	531,134	3,998,160	10,308,332	—	11,028,829
Accumulated capital and other losses	—	—	—	(90,573,715)	—
Net unrealized gains/(losses)	10,443,506	22,471,798	56,208,804	95,330,650	51,827,358
Total accumulated earnings/(losses)	10,974,640	26,469,958	66,517,136	4,756,935	62,856,187
Other	(9,672)	(117,456)	(75,504)	(434,537)	(1,460,936)
Paid-in-capital	9,679,729	29,744,734	176,038,893	392,319,749	72,185,030
Net assets applicable to common shareholders	$20,644,697	$56,097,236	$242,480,525	$396,642,147	$133,580,281
	GLOBAL OPPORTUNITIES FUND	INTERNATIONAL SMALL CAP GROWTH FUND	TOTAL RETURN BOND FUND	HIGH INCOME OPPORTUNITIES FUND	SHORT-TERM BOND FUND
Undistributed ordinary income	$1,124,097	$—	$34,864	$64,972	$184,420
Undistributed capital gains	19,698,546	—	—	—	—
Total undistributed earnings	20,822,643	—	34,864	64,972	184,420
Accumulated capital and other losses	—	(278,245)	(2,646,085)	(12,720,933)	(12,335,054)
Net unrealized gains/(losses)	72,545,006	536,225	(2,750,042)	(1,390,990)	(4,692,514)
Total accumulated earnings/(losses)	93,367,649	257,980	(5,361,263)	(14,046,951)	(16,843,148)
Other	(2,976,125)	—	(111,615)	(118,451)	(1,299)
Paid-in-capital	189,009,982	5,461,999	35,703,075	51,600,992	383,896,303
Net assets applicable to common shareholders	$279,401,506	$5,719,979	$30,230,197	$37,435,590	$367,051,856

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Notes to Financial Statements

The following Funds had capital loss carryforwards for the year ended October 31, 2024, with no expiration date, available to offset future realized capital gains:

FUND	SHORT-TERM	LONG-TERM
Market Neutral Income Fund	$716,054,629	$793,515,415
Hedged Equity Fund	35,774,811	49,365,274
Global Convertible Fund	3,794,009	2,359,751
Timpani Small Cap Growth Fund	87,467,547	—
Evolving World Growth Fund	90,573,715	—
International Small Cap Growth Fund	278,245	—
Total Return Bond Fund	1,207,792	1,438,293
High Income Opportunities Fund	1,165,204	11,555,729
Short-Term Bond Fund	4,144,821	8,190,233

The following funds had capital loss carryforwards utilized in the year ended October 31, 2024:

FUND	UTILIZED
Global Convertible Fund	$1,781,088
Timpani Small Cap Growth Fund	54,051,338
Timpani SMID Growth Fund	3,584,018
International Growth Fund	19,729,439
Evolving World Growth Fund	24,883,026
Global Equity Fund	87,223
Global Opportunities Fund	14,549,671
International Small Cap Growth Fund	359,630

Note 5 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Accrued dividends on securities sold short are disclosed within other accounts payable and accrued liabilities on the Statements of Assets and Liabilities. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 6 – Derivative Instruments

Foreign Currency Risk. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

To mitigate the counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Generally, collateral is exchanged between a Fund and the counterparty and the amount of collateral due from a Fund or to a counterparty has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. When a Fund is required to post collateral under the terms of a derivatives transaction and master netting agreement, a Fund's custodian holds the collateral in a segregated account, subject to the terms of a tri-party agreement among a Fund, the custodian and the counterparty. The master netting agreement and tri-party agreement provide, in relevant part, that the counterparty may have rights to the amounts in the segregated account in the event that a Fund defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. When a counterparty is required to post collateral under the terms of a derivatives transaction and master netting agreement, the counterparty delivers such amount to a Fund's custodian. The master netting agreement provides, in relevant part, that the Fund may have rights to such collateral in the event that the counterparty defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. Generally before a default, neither a Fund nor the counterparty may resell, rehypothecate, or repledge any collateral that it receives.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. A Fund's net counterparty exposure is reflected in the counterparty table below. The net unrealized gain, if any, represents the credit risk to the respective Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. The Funds realize a gain or loss when a position is closed or upon settlement of the contracts.

As of October 31, 2024, the Funds had outstanding forward foreign currency contracts listed on the Schedules of Investments.

Equity Risk. Each Fund may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, each Fund may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds ("ETFs"). Each Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in a Fund's portfolio, on broad-based securities indexes, or certain ETFs.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statements of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

Options written by each Fund do not typically give rise to counterparty credit risk since options written obligate each Fund and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to each Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default.

As of October 31, 2024, the Funds had outstanding purchased options and/or written options as listed on the Schedule of Investments.

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Notes to Financial Statements

As of October 31, 2024, the Funds had outstanding derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	MARKET NEUTRAL INCOME FUND
Gross amounts at fair value:
Forward foreign currency contracts(1)	$449,015	$1,905,296
Purchased Options(2)	70,304,325	—
Total Return Swaps(4)	99,960	—
Written Options(3)	—	824,890,625
	$70,853,300	$826,795,921
	HEDGED EQUITY FUND
Gross amounts at fair value:
Purchased Options(2)	$23,161,875	$—
Written Options(3)	—	25,118,500
	$23,161,875	$25,118,500
	PHINEUS LONG/SHORT FUND
Gross amounts at fair value:
Purchased Options(2)	$8,934,410	$—
Written Options(3)	—	20,590,738
	$8,934,410	$20,590,738
	MERGER ARBITRAGE FUND
Gross amounts at fair value:
Written Options(3)	$—	$3,150
	$—	$3,150
	CONVERTIBLE FUND
Gross amounts at fair value:
Forward foreign currency contracts(1)	$45,307	$292,737
	$45,307	$292,737
	GLOBAL CONVERTIBLE FUND
Gross amounts at fair value:
Purchased Options(2)	$31,879	$—
	$31,879	$—
	GROWTH FUND
Gross amounts at fair value:
Purchased Options(2)	$1,631,250	$—
Written Options(3)	—	29,625
	$1,631,250	$29,625
	GROWTH AND INCOME FUND
Gross amounts at fair value:
Purchased Options(2)	$11,750,343	$—
Written Options(3)	—	376,058
	$11,750,343	$376,058

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	INTERNATIONAL GROWTH FUND
Gross amounts at fair value:
Forward foreign currency contracts(1)	$—	$629,005
Purchased Options(2)	646,670	—
	$646,670	$629,005
	EVOLVING WORLD GROWTH FUND
Gross amounts at fair value:
Forward foreign currency contracts(1)	$—	$1,202,567
Purchased Options(2)	1,504,573	—
	$1,504,573	$1,202,567
	GLOBAL EQUITY FUND
Gross amounts at fair value:
Purchased Options(2)	$938,720	$—
	$938,720	$—
	GLOBAL OPPORTUNITIES FUND
Gross amounts at fair value:
Purchased Options(2)	$2,850,811	$—
	$2,850,811	$—
	TOTAL RETURN BOND FUND
Gross amounts at fair value:
Futures contracts(5)	$—	$51,456
	$—	$51,456
	SHORT-TERM BOND FUND
Gross amounts at fair value:
Futures contracts(5)	$—	$579,466
	$—	$579,466

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
MARKET NEUTRAL INCOME FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED(a)	OF DEFAULT	OF DEFAULT
Bank of New York	ISDA	$12	$918,859	$918,847	$—	$—
Northern Trust Company	ISDA	20,516	517,777	—	—	497,261
State Street Bank and Trust	ISDA	428,487	468,660	40,173	—	—
Goldman Sachs & Co.	ISDA	99,960	—	—	99,960	—
		$548,975	$1,905,296	$959,020	$99,960	$497,261

(a)  Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.

www.calamos.com

Notes to Financial Statements

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
CONVERTIBLE FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED(a)	OF DEFAULT	OF DEFAULT
Bank of New York	ISDA	$161	$—	$—	$161	$—
State Street Bank and Trust	ISDA	45,146	292,737	247,591	—	—
		$45,307	$292,737	$247,591	$161	$—
INTERNATIONAL GROWTH FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED(a)	OF DEFAULT	OF DEFAULT
State Street Bank and Trust	ISDA	$—	$629,005	$580,000	$—	$49,005
		$—	$629,005	$580,000	$—	$49,005
EVOLVING WORLD GROWTH FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED(a)	OF DEFAULT	OF DEFAULT
Northern Trust Company	ISDA	$—	$285,900	$285,900	$—	$—
State Street Bank and Trust	ISDA	—	916,667	900,000	—	16,667
		$—	$1,202,567	$1,185,900	$—	$16,667

(a)  Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.

For the year ended October 31, 2024, the volume of derivative activity for the Fund is reflected below:*

FUND	FORWARD FOREIGN CURRENCY CONTRACTS(1)	PURCHASED OPTIONS(2)	WRITTEN OPTIONS(3)	SWAPS(4)	FUTURES CONTRACTS(5)
Market Neutral Income Fund	203,820,592	106,902	119,794	114,258,448	—
Hedged Equity Fund	—	3,055	2,330	—	—
Phineus Long/Short Fund	—	1,212,100	1,186,568	—	—
Merger Arbitrage Fund	—	84	88	—	—
Convertible Fund	32,509,752	4,450	—	—	—
Global Convertible Fund	—	3,188	347	—	—
Growth Fund	—	68,345	73,155	—	1,430
Growth and Income Fund	—	121,760	17,885	—	—
Dividend Growth Fund	—	51	22	—	—
International Growth Fund	74,569,581	54,492	—	—	—
Evolving World Growth Fund	82,632,127	278,052	3,286	—	—
Global Equity Fund	—	4,628	316	—	—
Global Opportunities Fund	—	18,624	467	—	—
International Small Cap Growth Fund	51	107	—	—	—
Total Return Bond Fund	—	—	—	—	80
Short-Term Bond Fund	—	—	—	—	1,025

*  Activity during the period is measured by opened number of contracts for options purchased or written, opened foreign currency contracts (measured in notional), opened number of contracts for futures contracts, and opened total return swaps (measured in notional).

(1)  Generally, the Statement of Assets and Liabilities location for Forward contracts is Unrealized appreciation on forward foreign currency contracts for asset derivatives and Unrealized depreciation on forward foreign currency contracts for liability derivatives.

(2)  Generally, the Statement of Assets and Liabilities location for Purchased Options is "Investments in securities, at value".

(3)  Generally, the Statement of Assets and Liabilities location for Written Options is "Options written, at value".

(4)  Generally, the Statement of Assets and Liabilities location for Swap contracts is Unrealized appreciation on total return swaps for asset derivatives and Unrealized depreciation on total return swaps for liability derivatives.

(5)  Generally, the Statement of Assets and Liabilities location for Futures contracts is Variation margin on open futures contracts for asset derivatives and Variation margin on open futures contracts for liability derivatives.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

Note 7 – Securities Lending

The Funds may loan one or more of their securities to broker-dealers and banks through the Securities Loan Agreements. In Securities Loan Agreements, the "collateral" are the loaned securities themselves. Additionally, the set-off and netting provisions of a Securities Loan Agreement may not extend to the obligations of the counterparty's affiliates or across varying types of transactions. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The additional return is disclosed on a net basis as Securities lending income in the Statement of Operations. Upon receipt of cash or cash equivalent collateral, the Funds' securities lending agent invests any cash collateral into short term investments following investment guidelines approved by Calamos Advisors. The Funds record the investment of collateral as an asset and the value of the collateral as a liability on the Statements of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Funds will record unrealized depreciation equal to the decline in value of the invested collateral. The Funds will pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call a loan and obtain the securities loaned at any time. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds' security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities.

The following table indicates the total amount of securities loaned by asset class, reconciled to the gross liability payable upon return of the securities loaned by the Funds as of October 31, 2024.

	AMOUNT OF COLLATERAL HELD IN SHORT TERM INVESTMENTS AND RESTRICTED	AMOUNT OF NON-CASH	TOTAL	VALUE OF SECURITIES ON LOAN TO BROKER-DEALERS AND BANKS BY ASSET CLASS ON LOAN			EXCESS AMOUNT DUE TO/(FROM)
FUND	CASH	COLLATERAL	COLLATERAL	EQUITY	FIXED INCOME	TOTAL	COUNTERPARTY
Market Neutral Income Fund	$231,428,967	$66,064,369	$297,493,336	$75,947,493	$214,387,828	$290,335,321	$7,158,015
Hedged Equity Fund	441,669	1,305,212	1,746,881	1,710,593	—	1,710,593	36,288
Phineus Long/Short Fund	15,524,550	—	15,524,550	15,281,332	—	15,281,332	243,218
Convertible Fund	64,401,143	16,526,818	80,927,961	3,828,500	74,477,351	78,305,851	2,622,110
Global Convertible Fund	12,132,958	—	12,132,958	22,375	11,869,915	11,892,290	240,668
Growth Fund	18,550,892	13,255,402	31,806,294	30,531,641	—	30,531,641	1,274,653
Growth and Income Fund	56,537,968	20,677,353	77,215,321	6,427,270	68,746,919	75,174,189	2,041,132
Dividend Growth Fund	522,246	—	522,246	501,442	—	501,442	20,804
International Growth Fund	10,466,462	4,205,793	14,672,255	14,120,236	—	14,120,236	552,019
Evolving World Growth Fund	9,933,581	3,119,450	13,053,031	3,873,584	8,851,203	12,724,787	328,244
Global Equity Fund	1,529,569	1,754,472	3,284,041	3,195,355	—	3,195,355	88,686
Global Opportunities Fund	581,900	—	581,900	—	566,462	566,462	15,438
Total Return Bond Fund	990,975	173,000	1,163,975	—	1,139,471	1,139,471	24,504
High Income Opportunities Fund	1,853,285	21,333	1,874,618	—	1,829,883	1,829,883	44,735
Short-Term Bond Fund	12,451,990	26,285,021	38,737,011	—	37,923,792	37,923,792	813,219

www.calamos.com

Notes to Financial Statements

Note 8 – Fair Value Measurements

Various inputs are used to determine the value of the Funds' investments. These inputs are categorized into three broad levels as follows:

•  Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•  Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•  Level 3 – Prices reflect unobservable market inputs (including the Funds' own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments.

The following is a summary of the inputs used in valuing the Funds' holdings at fair value:

	MARKET NEUTRAL INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$5,586,514,437	$—	$5,586,514,437
Corporate Bonds	—	195,261,730	—	195,261,730
Convertible Preferred Stocks	333,328,667	—	—	333,328,667
Common Stocks	8,819,997,095	48,557,816	—	8,868,554,911
Investments in Affiliated Funds	334,315,266	—	—	334,315,266
Warrants	415,793	4,672,529	—	5,088,322
Rights	68,386	147,370	277,808	493,564
Purchased Options	40,245,000	30,059,325	—	70,304,325
Investment of Cash Collateral For Securities Loaned	—	231,428,967	—	231,428,967
Forward Foreign Currency Contracts	—	449,015	—	449,015
Total Return Swaps	—	99,960	—	99,960
Total	$9,528,370,207	$6,097,191,149	$277,808	$15,625,839,164
Liabilities:
Common Stocks Sold Short	$2,890,403,088	$932,584	$—	$2,891,335,672
Written Options	824,890,625	—	—	824,890,625
Forward Foreign Currency Contracts	—	1,905,296	—	1,905,296
Total	$3,715,293,713	$2,837,880	$—	$3,718,131,593
	HEDGED EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$684,297,557	$—	$—	$684,297,557
Exchange-Traded Funds	10,913,907	—	—	10,913,907
Purchased Options	23,161,875	—	—	23,161,875
Investment of Cash Collateral For Securities Loaned	—	441,669	—	441,669
Total	$718,373,339	$441,669	$—	$718,815,008
Liabilities:
Written Options	$25,118,500	$—	$—	$25,118,500
Total	$25,118,500	$—	$—	$25,118,500

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	PHINEUS LONG/SHORT FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$878,724,442	$10,332,382	$—	$889,056,824
Exchange-Traded Funds	26,001,165	—	—	26,001,165
Purchased Options	8,934,410	—	—	8,934,410
Investment of Cash Collateral For Securities Loaned	—	15,524,550	—	15,524,550
Total	$913,660,017	$25,856,932	$—	$939,516,949
Liabilities:
Common Stocks Sold Short U.S.	$50,270,062	$—	$—	$50,270,062
Exchange-Traded Funds Sold Short	769,496,560	—	—	769,496,560
Written Options	20,590,738	—	—	20,590,738
Total	$840,357,360	$—	$—	$840,357,360
	MERGER ARBITRAGE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$666,858	$—	$666,858
Common Stocks	1,192,764	153,228	—	1,345,992
Rights	39	123	755	917
Warrants	—	15	—	15
Total	$1,192,803	$820,224	$755	$2,013,782
Liabilities:
Common Stocks Sold Short	$289,244	$—	$—	$289,244
Written Options	3,150	—	—	3,150
Total	$292,394	$—	$—	$292,394
	CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$770,559,987	$—	$770,559,987
Convertible Preferred Stocks	69,157,972	—	—	69,157,972
Investment of Cash Collateral For Securities Loaned	—	64,401,143	—	64,401,143
Forward Foreign Currency Contracts	—	45,307	—	45,307
Total	$69,157,972	$835,006,437	$—	$904,164,409
Liabilities:
Forward Foreign Currency Contracts	$—	$292,737	$—	$292,737
Total	$—	$292,737	$—	$292,737

www.calamos.com

Notes to Financial Statements

	GLOBAL CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$112,730,966	$—	$112,730,966
Convertible Preferred Stocks	8,765,060	—	—	8,765,060
U.S. Government and Agency Securities	—	3,557,281	—	3,557,281
Purchased Options	31,879	—	—	31,879
Investment of Cash Collateral For Securities Loaned	—	12,132,958	—	12,132,958
Total	$8,796,939	$128,421,205	$—	$137,218,144
	TIMPANI SMALL CAP GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$346,612,949	$—	$—	$346,612,949
Total	$346,612,949	$—	$—	$346,612,949
	TIMPANI SMID GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$26,154,755	$—	$—	$26,154,755
Total	$26,154,755	$—	$—	$26,154,755
	GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$1,525,665,021	$—	$—	$1,525,665,021
Purchased Options	1,631,250	—	—	1,631,250
Investment of Cash Collateral For Securities Loaned	—	18,550,892	—	18,550,892
Total	$1,527,296,271	$18,550,892	$—	$1,545,847,163
Liabilities:
Written Options	$29,625	$—	$—	$29,625
Total	$29,625	$—	$—	$29,625
	GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$509,939,082	$—	$509,939,082
Convertible Preferred Stocks	86,908,285	7,459,259	—	94,367,544
Common Stocks	2,088,611,444	9,271,685	—	2,097,883,129
Exchange-Traded Funds	6,422,476	—	—	6,422,476
U.S. Government and Agency Securities	—	64,108,872	—	64,108,872
Purchased Options	11,750,343	—	—	11,750,343
Investment of Cash Collateral For Securities Loaned	—	56,537,968	—	56,537,968
Total	$2,193,692,548	$647,316,866	$—	$2,841,009,414
Liabilities:
Written Options	$376,058	$—	$—	$376,058
Total	$376,058	$—	$—	$376,058

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	DIVIDEND GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Preferred Stocks	$443,547	$—	$—	$443,547
Common Stocks	19,811,347	89,892	—	19,901,239
Exchange-Traded Funds	247,912	—	—	247,912
Investment of Cash Collateral For Securities Loaned	—	522,246	—	522,246
Total	$20,502,806	$612,138	$—	$21,114,944
	SELECT FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$54,842,627	$—	$—	$54,842,627
Total	$54,842,627	$—	$—	$54,842,627
	INTERNATIONAL GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$45,594,389	$194,625,591	$—	$240,219,980
Purchased Options	646,670	—	—	646,670
Investment of Cash Collateral For Securities Loaned	—	10,466,462	—	10,466,462
Total	$46,241,059	$205,092,053	$—	$251,333,112
Liabilities:
Forward Foreign Currency Contracts	$—	$629,005	$—	$629,005
Total	$—	$629,005	$—	$629,005
	EVOLVING WORLD GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$80,659,951	$—	$80,659,951
Common Stocks	56,278,849	261,688,107	—	317,966,956
Purchased Options	1,504,573	—	—	1,504,573
Investment of Cash Collateral For Securities Loaned	—	9,933,581	—	9,933,581
Total	$57,783,422	$352,281,639	$—	$410,065,061
Liabilities:
Forward Foreign Currency Contracts	$—	$1,202,567	$—	$1,202,567
Total	$—	$1,202,567	$—	$1,202,567

www.calamos.com

Notes to Financial Statements

	GLOBAL EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$90,102,438	$39,860,228	$—	$129,962,666
Convertible Preferred Stocks	703,863	—	—	703,863
Purchased Options	938,720	—	—	938,720
Investment of Cash Collateral For Securities Loaned	—	1,529,569	—	1,529,569
Total	$91,745,021	$41,389,797	$—	$133,134,818
	GLOBAL OPPORTUNITIES FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$104,957,126	$—	$104,957,126
U.S. Government and Agency Securities	—	7,835,045	—	7,835,045
Convertible Preferred Stocks	10,846,947	—	—	10,846,947
Common Stocks	102,141,530	38,320,427	—	140,461,957
Purchased Options	2,850,811	—	—	2,850,811
Investment of Cash Collateral For Securities Loaned	—	581,900	—	581,900
Total	$115,839,288	$151,694,498	$—	$267,533,786
	INTERNATIONAL SMALL CAP GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$1,042,340	$4,405,957	$—	$5,448,297
Total	$1,042,340	$4,405,957	$—	$5,448,297
	TOTAL RETURN BOND FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$13,534,198	$—	$13,534,198
Bank Loans	—	1,735,121	—	1,735,121
U.S. Government and Agency Securities	—	12,856,942	—	12,856,942
Residential Mortgage Backed Securities	—	91,013	—	91,013
Asset Backed Securities	—	1,419,890	—	1,419,890
Investment of Cash Collateral For Securities Loaned	—	990,975	—	990,975
Total	$—	$30,628,139	$—	$30,628,139
Liabilities:
Futures Contracts	$51,456	$—	$—	$51,456
Total	$51,456	$—	$—	$51,456

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	HIGH INCOME OPPORTUNITIES FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$94,498	$—	$94,498
Corporate Bonds	—	28,753,612	—	28,753,612
Convertible Bonds	—	198,961	—	198,961
Bank Loans	—	5,611,147	—	5,611,147
Common Stocks	191,856	13,215	—	205,071
Warrants	—	1	—	1
Convertible Preferred Stocks	—	20,000	—	20,000
Preferred Stocks	92,776	22,125	—	114,901
Investment of Cash Collateral For Securities Loaned	—	1,853,285	—	1,853,285
Total	$284,632	$36,566,844	$—	$36,851,476
	SHORT-TERM BOND FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$212,733,151	$—	$212,733,151
U.S. Government and Agency Securities	—	18,713,562	—	18,713,562
Sovereign Bonds	—	6,164,813	—	6,164,813
Bank Loans	—	33,868,636	—	33,868,636
Asset Backed Securities	—	73,174,451	—	73,174,451
Municipal Obligations	—	13,314,414	—	13,314,414
Residential Mortgage Backed Securities	—	3,309,045	—	3,309,045
Investment of Cash Collateral For Securities Loaned	—	12,451,990	—	12,451,990
Total	$—	$373,730,062	$—	$373,730,062
Liabilities:
Futures Contracts	$579,466	$—	$—	$579,466
Total	$579,466	$—	$—	$579,466

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Market Neutral Income Fund's assets and liabilities during the year ended October 31, 2024:

Investments in Securities	Balance as of October 31, 2023	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of October 31, 2024
Common Stocks	$41,310,000	$—	$12,791,673	$(1,994,519)	$—	$(52,107,154)	$—	$—	$—	$—
Rights	—	—	—	83,342	194,466	—	—	—	277,808	83,342
Total	$41,310,000	$—	$12,791,673	$(1,911,177)	$194,466	$(52,107,154)	$—	$—	$277,808	$83,342

www.calamos.com

Notes to Financial Statements

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Merger Arbitrage Fund's assets and liabilities during the year ended October 31, 2024:

Investments in Securities	Balance as of October 31, 2023	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2024	Net change in Unrealized Appreciation (Depreciation) from investments still held as of October 31, 2024
Common Stocks	$154,530	$—	$34,551	$11,083	$—	$(200,164)	$—	$—	$—	$—
Rights	—	—	—	227	528	—	—	—	755	227
Total	$154,530	$—	$34,551	$11,310	$528	$(200,164)	$—	$—	$755	$227

As of October 31, 2024, Level 3 investments were valued by the Company using unadjusted pricing quotes obtained from dealers.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

Note 9 – Capital Share Transactions

The following table summarizes the activity in capital shares of the Funds for the Year ended October 31, 2024:

	MARKET NEUTRAL INCOME FUND		HEDGED EQUITY FUND		PHINEUS LONG/SHORT FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	11,368,786	$167,482,208	595,280	$9,557,857	856,803	$13,905,977
Shares issued as reinvestment of distributions	2,941,311	42,399,266	6,331	96,279	71,750	1,125,719
Less shares redeemed	(23,129,575)	(340,654,222)	(591,133)	(9,507,009)	(1,338,392)	(22,046,219)
Net increase (decrease)	(8,819,478)	$(130,772,748)	10,478	$147,127	(409,839)	$(7,014,523)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	1,201,706	$17,803,540	155,026	$2,398,053	176,657	$2,726,879
Shares issued as reinvestment of distributions	647,553	9,368,390	1,138	16,679	21,268	317,274
Less shares redeemed	(4,886,185)	(72,366,089)	(70,739)	(1,118,089)	(483,837)	(7,459,169)
Net increase (decrease)	(3,036,926)	$(45,194,159)	85,425	$1,296,643	(285,912)	$(4,415,016)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	244,219,814	$3,549,871,204	11,578,134	$183,422,589	13,916,154	$231,314,374
Shares issued as reinvestment of distributions	42,717,952	608,398,454	222,318	3,455,101	1,005,365	16,004,859
Less shares redeemed	(232,294,639)	(3,375,835,457)	(10,815,240)	(171,909,014)	(15,494,450)	(256,151,626)
Net increase (decrease)	54,643,127	$782,434,201	985,212	$14,968,676	(572,931)	$(8,832,393)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	8,856,395	$130,102,966	—	$—	—	$—
Shares issued as reinvestment of distributions	286,413	4,083,684	—	—	—	—
Less shares redeemed	(1,776,626)	(25,618,179)	—	—	—	—
Net increase (decrease)	7,366,182	$108,568,471	—	$—	—	$—
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Notes to Financial Statements

	MERGER ARBITRAGE FUND		CONVERTIBLE FUND		GLOBAL CONVERTIBLE FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	7,178	$72,668	654,702	$13,130,529	76,033	$844,618
Shares issued as reinvestment of distributions	83	864	225,728	4,521,836	—	—
Less shares redeemed	(4,901)	(48,271)	(2,691,213)	(54,153,118)	(243,769)	(2,750,275)
Net increase (decrease)	2,360	$25,261	(1,810,783)	$(36,500,753)	(167,736)	$(1,905,657)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	85,536	$1,652,466	12,942	$134,945
Shares issued as reinvestment of distributions	43	440	23,655	457,259	—	—
Less shares redeemed	—	—	(492,824)	(9,555,893)	(102,783)	(1,075,359)
Net increase (decrease)	43	$440	(383,633)	$(7,446,168)	(89,841)	$(940,414)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	8,524	$84,198	8,920,798	$153,127,130	1,861,460	$21,027,856
Shares issued as reinvestment of distributions	1,134	11,740	849,883	14,538,858	—	—
Less shares redeemed	(13,143)	(130,321)	(13,338,030)	(228,106,900)	(3,003,491)	(33,422,219)
Net increase (decrease)	(3,485)	$(34,383)	(3,567,349)	$(60,440,912)	(1,142,031)	$(12,394,363)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	—	—	—	—	—	—
Net increase (decrease)	—	$—	—	$—	—	$—

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	TIMPANI SMALL CAP GROWTH FUND		TIMPANI SMID GROWTH FUND		GROWTH FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	226,875	$6,601,344	6,754	$76,739	416,659	$16,323,128
Shares issued as reinvestment of distributions	—	—	—	—	1,163,676	41,543,231
Less shares redeemed	(259,377)	(7,731,742)	(23,393)	(254,642)	(3,680,199)	(147,279,733)
Net increase (decrease)	(32,502)	$(1,130,398)	(16,639)	$(177,903)	(2,099,864)	$(89,413,374)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	22,458	$685,113	—	$—	55,287	$787,442
Shares issued as reinvestment of distributions	—	—	—	—	90,713	1,165,660
Less shares redeemed	(39,599)	(1,170,011)	—	—	(234,543)	(3,335,751)
Net increase (decrease)	(17,141)	$(484,898)	—	$—	(88,543)	$(1,382,649)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	2,665,563	$86,190,124	157,573	$2,005,298	222,825	$13,846,062
Shares issued as reinvestment of distributions	—	—	—	—	149,020	8,240,800
Less shares redeemed	(3,032,566)	(88,415,980)	(58,189)	(742,766)	(505,487)	(30,495,367)
Net increase (decrease)	(367,003)	$(2,225,856)	99,384	$1,262,532	(133,642)	$(8,408,505)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	50,330	$1,436,235	866	$10,001	—	$—
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	(301,711)	(10,321,908)	—	—	—	—
Net increase (decrease)	(251,381)	$(8,885,673)	866	$10,001	—	$—

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Notes to Financial Statements

	GROWTH AND INCOME FUND		DIVIDEND GROWTH FUND		SELECT FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	1,196,840	$53,770,975	31,398	$527,087	12,171	$244,172
Shares issued as reinvestment of distributions	1,108,920	47,079,608	15,751	246,667	26,877	492,652
Less shares redeemed	(4,019,619)	(181,990,971)	(28,402)	(491,497)	(76,256)	(1,546,475)
Net increase (decrease)	(1,713,859)	$(81,140,388)	18,747	$282,257	(37,208)	$(809,651)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	572,048	$25,837,177	4,202	$65,764	11,757	$202,573
Shares issued as reinvestment of distributions	73,475	3,110,927	7,386	109,241	424	6,362
Less shares redeemed	(497,390)	(22,785,411)	(28,791)	(474,497)	(1,384)	(21,691)
Net increase (decrease)	148,133	$6,162,693	(17,203)	$(299,492)	10,797	$187,244
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	5,209,507	$222,844,217	113,210	$1,915,917	80,149	$1,618,912
Shares issued as reinvestment of distributions	1,220,248	49,386,403	22,783	358,151	72,425	1,384,771
Less shares redeemed	(4,584,988)	(197,057,096)	(86,107)	(1,479,247)	(162,127)	(3,276,757)
Net increase (decrease)	1,844,767	$75,173,524	49,886	$794,821	(9,553)	$(273,074)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	175,394	$7,801,153	—	$—	—	$—
Shares issued as reinvestment of distributions	35,155	1,424,653	—	—	—	—
Less shares redeemed	(152,704)	(6,705,897)	—	—	—	—
Net increase (decrease)	57,845	$2,519,909	—	$—	—	$—

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	INTERNATIONAL GROWTH FUND		EVOLVING WORLD GROWTH FUND		GLOBAL EQUITY FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	168,322	$3,510,832	443,105	$8,201,986	203,859	$3,488,341
Shares issued as reinvestment of distributions	938	17,518	6,778	111,021	—	—
Less shares redeemed	(437,964)	(9,068,919)	(767,354)	(13,892,405)	(276,914)	(4,530,450)
Net increase (decrease)	(268,704)	$(5,540,569)	(317,471)	$(5,579,398)	(73,055)	$(1,042,109)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	4,866	$80,675	56,428	$973,650	46,185	$619,223
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	(23,942)	(397,299)	(137,214)	(2,202,197)	(18,495)	(232,881)
Net increase (decrease)	(19,076)	$(316,624)	(80,786)	$(1,228,547)	27,690	$386,342
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	1,803,714	$38,296,503	3,930,692	$71,293,442	1,853,759	$32,503,834
Shares issued as reinvestment of distributions	24,080	469,792	107,538	1,776,534	4,894	70,910
Less shares redeemed	(2,137,486)	(45,196,763)	(7,680,617)	(134,631,638)	(1,464,274)	(25,382,223)
Net increase (decrease)	(309,692)	$(6,430,468)	(3,642,387)	$(61,561,662)	(394,379)	$7,192,521
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	128,939	$2,800,691	—	$—	3,673	$57,025
Shares issued as reinvestment of distributions	1,111	21,914	—	—	13	193
Less shares redeemed	(136,127)	(3,058,301)	—	—	(6,745)	(99,281)
Net increase (decrease)	(6,077)	$(235,696)	—	$—	(3,059)	$(42,063)

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Notes to Financial Statements

	GLOBAL OPPORTUNITIES FUND		INTERNATIONAL SMALL CAP GROWTH FUND		TOTAL RETURN BOND FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	369,156	$4,443,660	43,751	$449,013	148,915	$1,361,852
Shares issued as reinvestment of distributions	35,355	403,190	—	—	45,261	404,288
Less shares redeemed	(1,359,822)	(15,966,735)	(2,933)	(29,250)	(313,951)	(2,810,577)
Net increase (decrease)	(955,311)	$(11,119,885)	40,818	$419,763	(119,775)	$(1,044,437)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	416,328	$4,123,652	—	$—	4,236	$37,432
Shares issued as reinvestment of distributions	1,484	13,121	—	—	895	7,985
Less shares redeemed	(207,710)	(1,961,991)	—	—	(21,344)	(187,072)
Net increase (decrease)	210,102	$2,174,782	—	$—	(16,213)	$(141,655)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	3,749,569	$47,649,747	227,970	$2,290,708	1,920,946	$17,339,238
Shares issued as reinvestment of distributions	75,066	914,397	—	—	112,618	1,004,378
Less shares redeemed	(2,124,646)	(26,159,466)	(9,140)	(95,316)	(2,260,628)	(19,825,770)
Net increase (decrease)	1,699,989	$22,404,678	218,830	$2,195,392	(227,064)	$(1,482,154)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	—	—	—	—	—	—
Net increase (decrease)	—	$—	—	$—	—	$—

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	HIGH INCOME OPPORTUNITIES FUND		SHORT-TERM BOND FUND
Class A	Shares	Dollars	Shares	Dollars
Shares sold	176,799	$1,365,012	67,362	$638,645
Shares issued as reinvestment of distributions	214,152	1,641,875	17,501	166,016
Less shares redeemed	(359,668)	(2,762,597)	(62,207)	(588,356)
Net increase (decrease)	31,283	$244,290	22,656	$216,305
Class C	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—
Shares issued as reinvestment of distributions	2,644	21,765	—	—
Less shares redeemed	(14,220)	(117,863)	—	—
Net increase (decrease)	(11,576)	$(96,098)	—	$—
Class I	Shares	Dollars	Shares	Dollars
Shares sold	632,522	$4,769,922	930,072	$8,824,824
Shares issued as reinvestment of distributions	72,400	555,457	143,369	1,358,530
Less shares redeemed	(566,221)	(4,262,179)	(1,019,289)	(9,680,929)
Net increase (decrease)	138,701	$1,063,200	54,152	$502,425
Class R6	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—
Less shares redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—

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Notes to Financial Statements

The following table summarizes the activity in capital shares of the Funds for the Year ended October 31, 2023.

	MARKET NEUTRAL INCOME FUND		HEDGED EQUITY FUND		PHINEUS LONG/SHORT FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	12,170,301	$174,881,045	314,123	$4,355,061	1,406,590	$21,423,583
Shares issued as reinvestment of distributions	867,511	12,393,537	13,915	186,843	—	—
Less shares redeemed	(34,288,966)	(491,435,483)	(1,151,110)	(15,663,173)	(860,503)	(13,143,169)
Net increase (decrease)	(21,251,154)	$(304,160,901)	(823,072)	$(11,121,269)	546,087	$8,280,414
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	1,141,139	$16,548,973	153,444	$2,068,519	410,144	$5,943,464
Shares issued as reinvestment of distributions	112,172	1,605,256	1,760	22,724	—	—
Less shares redeemed	(6,048,533)	(87,408,980)	(135,503)	(1,826,078)	(364,773)	(5,312,518)
Net increase (decrease)	(4,795,222)	$(69,254,751)	19,701	$265,165	45,371	$630,946
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	187,447,512	$2,661,213,488	12,788,661	$176,576,502	25,949,835	$402,905,403
Shares issued as reinvestment of distributions	13,110,726	185,267,214	340,304	4,617,784	15,148	228,127
Less shares redeemed	(390,304,518)	(5,518,414,072)	(17,426,092)	(238,014,016)	(17,828,557)	(276,737,270)
Net increase (decrease)	(189,746,280)	$(2,671,933,370)	(4,297,127)	$(56,819,730)	8,136,426	$126,396,260
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	483,417	$6,918,049	—	$—	—	$—
Shares issued as reinvestment of distributions	34,210	484,970	—	—	—	—
Less shares redeemed	(349,530)	(4,991,947)	—	—	—	—
Net increase (decrease)	168,097	$2,411,072	—	$—	—	$—

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	MERGER ARBITRAGE FUND(a)		CONVERTIBLE FUND		GLOBAL CONVERTIBLE FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	10,000	$100,000	1,504,705	$28,823,555	124,764	$1,288,444
Shares issued as reinvestment of distributions	—	—	114,111	2,150,596	2,291	24,156
Less shares redeemed	—	—	(4,068,962)	(77,321,899)	(398,849)	(3,990,708)
Net increase (decrease)	10,000	$100,000	(2,450,146)	$(46,347,748)	(271,794)	$(2,678,108)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	10,000	$100,000	302,944	$5,602,479	17,911	$175,953
Shares issued as reinvestment of distributions	—	—	7,504	135,456	—	—
Less shares redeemed	—	—	(824,838)	(15,151,925)	(116,401)	(1,146,474)
Net increase (decrease)	10,000	$100,000	(514,390)	$(9,413,990)	(98,490)	$(970,521)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	191,530	$1,910,468	13,481,446	$219,294,017	4,281,532	$43,701,747
Shares issued as reinvestment of distributions	—	—	499,000	8,054,555	44,862	474,411
Less shares redeemed	—	—	(20,730,117)	(336,215,159)	(5,705,217)	(57,441,972)
Net increase (decrease)	191,530	$1,910,468	(6,749,671)	$(108,866,587)	(1,378,823)	$(13,265,814)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	—	—	—	—	—	—
Net increase (decrease)	—	$—	—	$—	—	$—

(a)  Calamos Merger Arbitrage Fund commenced operations on September 29, 2023.

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Notes to Financial Statements

	TIMPANI SMALL CAP GROWTH FUND		TIMPANI SMID GROWTH FUND		GROWTH FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	213,781	$5,334,892	9,599	$91,993	448,404	$13,637,659
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	(292,028)	(7,283,307)	(2,244)	(22,479)	(3,825,623)	(118,160,284)
Net increase (decrease)	(78,247)	$(1,948,415)	7,355	$69,514	(3,377,219)	$(104,522,625)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	32,966	$836,452	—	$—	46,362	$573,172
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	(35,311)	(899,810)	—	—	(405,713)	(4,801,705)
Net increase (decrease)	(2,345)	$(63,358)	—	$—	(359,351)	$(4,228,533)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	2,812,358	$72,418,856	168,329	$1,662,934	230,544	$10,893,185
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	(5,200,522)	(133,471,595)	(96,521)	(925,541)	(664,396)	(30,871,397)
Net increase (decrease)	(2,388,164)	$(61,052,739)	71,808	$737,393	(433,852)	$(19,978,212)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	290,165	$7,218,285	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Less shares redeemed	(41,692)	(1,081,342)	—	—	—	—
Net increase (decrease)	248,473	$6,136,943	—	$—	—	$—

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	GROWTH AND INCOME FUND		DIVIDEND GROWTH FUND		SELECT FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	1,395,701	$55,123,038	66,886	$934,201	21,923	$357,049
Shares issued as reinvestment of distributions	1,105,036	41,224,918	1,525	20,483	18,659	285,851
Less shares redeemed	(3,785,998)	(149,024,604)	(92,888)	(1,322,079)	(86,039)	(1,415,180)
Net increase (decrease)	(1,285,261)	$(52,676,648)	(24,477)	$(367,395)	(45,457)	$(772,280)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	333,444	$13,342,934	26,870	$371,068	1,006	$14,390
Shares issued as reinvestment of distributions	72,707	2,706,158	364	4,659	347	4,429
Less shares redeemed	(567,882)	(22,558,728)	(29,170)	(409,286)	(5,508)	(75,176)
Net increase (decrease)	(161,731)	$(6,509,636)	(1,936)	$(33,559)	(4,155)	$(56,357)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	3,530,219	$132,943,429	179,291	$2,720,520	91,036	$1,481,648
Shares issued as reinvestment of distributions	1,131,090	40,224,840	3,110	41,829	46,957	747,078
Less shares redeemed	(5,335,877)	(198,352,324)	(416,596)	(5,901,420)	(187,861)	(3,079,292)
Net increase (decrease)	(674,568)	$(25,184,055)	(234,195)	$(3,139,071)	(49,868)	$(850,566)
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	338,993	$12,207,180	—	$—	—	$—
Shares issued as reinvestment of distributions	21,604	774,460	—	—	—	—
Less shares redeemed	(71,796)	(2,665,015)	—	—	—	—
Net increase (decrease)	288,801	$10,316,625	—	$—	—	$—

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Notes to Financial Statements

	INTERNATIONAL GROWTH FUND		EVOLVING WORLD GROWTH FUND		GLOBAL EQUITY FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	256,761	$4,451,721	565,595	$9,160,185	85,674	$1,051,791
Shares issued as reinvestment of distributions	—	—	16,179	255,623	70,675	795,802
Less shares redeemed	(740,569)	(12,753,986)	(647,793)	(10,312,912)	(301,037)	(3,670,818)
Net increase (decrease)	(483,808)	$(8,302,265)	(66,019)	$(897,104)	(144,688)	$(1,823,225)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	8,311	$119,516	25,567	$380,930	7,374	$71,977
Shares issued as reinvestment of distributions	—	—	—	—	4,013	36,318
Less shares redeemed	(63,336)	(912,752)	(199,158)	(2,937,159)	(25,671)	(249,212)
Net increase (decrease)	(55,025)	$(793,236)	(173,591)	$(2,556,229)	(14,284)	$(140,917)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	3,281,140	$57,478,839	11,322,989	$185,490,477	1,150,279	$15,507,044
Shares issued as reinvestment of distributions	—	—	205,070	3,266,770	184,546	2,188,709
Less shares redeemed	(2,426,078)	(43,942,761)	(11,733,016)	(189,295,685)	(402,657)	(5,110,431)
Net increase (decrease)	855,062	$13,536,078	(204,957)	$(538,438)	932,168	$12,585,322
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	64,500	$1,169,046	—	$—	6,358	$79,421
Shares issued as reinvestment of distributions	—	—	—	—	40	477
Less shares redeemed	(49,940)	(897,244)	—	—	(3)	(38)
Net increase (decrease)	14,560	$271,802	—	$—	6,395	$79,860

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	GLOBAL OPPORTUNITIES FUND		INTERNATIONAL SMALL CAP GROWTH FUND		TOTAL RETURN BOND FUND
Class A	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	841,115	$8,263,851	4,126	$33,328	88,728	$798,909
Shares issued as reinvestment of distributions	29,808	304,335	10	77	49,508	438,950
Less shares redeemed	(1,764,946)	(17,425,978)	(3,113)	(24,904)	(425,660)	(3,801,898)
Net increase (decrease)	(894,023)	$(8,857,792)	1,023	$8,501	(287,424)	$(2,564,039)
Class C	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	194,062	$1,612,104	3,690	$28,189	1,794	$16,045
Shares issued as reinvestment of distributions	781	6,767	23	182	1,348	11,954
Less shares redeemed	(259,535)	(2,157,512)	(3,708)	(29,884)	(27,855)	(245,982)
Net increase (decrease)	(64,692)	$(538,641)	5	$(1,513)	(24,713)	$(217,983)
Class I	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	2,795,086	$28,665,714	78,640	$636,833	867,270	$7,722,963
Shares issued as reinvestment of distributions	52,626	560,275	1,839	14,635	83,382	738,883
Less shares redeemed	(4,470,328)	(45,956,185)	—	—	(803,160)	(7,161,353)
Net increase (decrease)	(1,622,616)	$(16,730,196)	80,479	$651,468	147,492	$1,300,493
Class R6	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	7	56	—	—
Less shares redeemed	—	—	—	—	—	—
Net increase (decrease)	—	$—	7	$56	—	$—

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Notes to Financial Statements

	HIGH INCOME OPPORTUNITIES FUND		SHORT-TERM BOND FUND
Class A	Shares	Dollars	Shares	Dollars
Shares sold	125,036	$930,176	286,429	$2,682,456
Shares issued as reinvestment of distributions	209,678	1,549,071	13,227	123,782
Less shares redeemed	(504,389)	(3,731,630)	(150,216)	(1,408,916)
Net increase (decrease)	(169,675)	$(1,252,383)	149,440	$1,397,322
Class C	Shares	Dollars	Shares	Dollars
Shares sold	18,288	$144,615	—	$—
Shares issued as reinvestment of distributions	3,282	25,955	—	—
Less shares redeemed	(25,382)	(201,323)	—	—
Net increase (decrease)	(3,812)	$(30,753)	—	$—
Class I	Shares	Dollars	Shares	Dollars
Shares sold	272,227	$2,016,027	1,665,162	$15,595,621
Shares issued as reinvestment of distributions	69,814	515,875	144,315	1,349,695
Less shares redeemed	(516,836)	(3,799,494)	(2,181,708)	(20,354,338)
Net increase (decrease)	(174,795)	$(1,267,592)	(372,231)	$(3,409,022)
Class R6	Shares	Dollars	Shares	Dollars
Shares sold	—	$—	—	$—
Shares issued as reinvestment of distributions	—	—	—	—
Less shares redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Calamos Investment Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Calamos Investment Trust comprising the Calamos Market Neutral Income Fund, Calamos Hedged Equity Fund, Calamos Phineus Long/Short Fund, Calamos Merger Arbitrage Fund, Calamos Convertible Fund, Calamos Global Convertible Fund, Calamos Timpani Small Cap Growth Fund, Calamos Timpani SMID Growth Fund, Calamos Growth Fund, Calamos Growth and Income Fund, Calamos Dividend Growth Fund, Calamos Select Fund, Calamos International Growth Fund, Calamos Evolving World Growth Fund, Calamos Global Equity Fund, Calamos Global Opportunities Fund, Calamos International Small Cap Growth Fund, Calamos Total Return Bond Fund, Calamos High Income Opportunities Fund, and Calamos Short-Term Bond Fund (the "Funds"), including the schedules of investments, as of October 31, 2024; the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting Calamos Investment Trust as of October 31, 2024, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the Calamos Investment Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights

Calamos Market Neutral Income Fund, Calamos Hedged Equity Fund, Calamos Phineus Long/Short Fund, Calamos Convertible Fund, Calamos Global Convertible Fund, Calamos Timpani Small Cap Growth Fund, Calamos Timpani SMID Growth Fund, Calamos Growth Fund, Calamos Growth and Income Fund, Calamos Dividend Growth Fund, Calamos Select Fund, Calamos International Growth Fund, Calamos Evolving World Growth Fund, Calamos Global Equity Fund, Calamos Global Opportunities Fund, Calamos Total Return Bond Fund, Calamos High Income Opportunities Fund, and Calamos Short-Term Bond Fund

	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the five years ended October 31, 2024, 2023, 2022, 2021, and 2020
Calamos International Small Cap Growth Fund	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024 and 2023 and the period from March 31, 2022 (commencement of operations) through October 31, 2022
Calamos Merger Arbitrage Fund	For the year ended October 31, 2024	For the year ended October 31, 2024 and the period from September 29, 2023 (commencement of operations) through October 31, 2023	For the year ended October 31, 2024 and the period from September 29, 2023 (commencement of operations) through October 31, 2023

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of

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Report of Independent Registered Public Accounting Firm

internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Chicago, Illinois

December 18, 2024

We have served as the auditor of one or more Calamos Advisors LLC investment companies since 2003.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

The Board of Trustees ("Board" or the "Trustees") of Calamos Investment Trust (the "Trust" and each series of the Trust, a "Fund" and, collectively, the "Funds") oversees the management of each of the Funds, and, as required by law, determines annually whether to continue the Trust's management agreement with Calamos Advisors LLC ("Adviser") pursuant to which the Adviser serves as the investment manager and administrator for each of the Funds. The "Independent Trustees," who comprise more than 80% of the Board, have never been affiliated with the Adviser.

In connection with their most recent consideration regarding the continuation of the management agreement, the Trustees received and reviewed a substantial amount of information provided by the Adviser in response to detailed requests of the Independent Trustees and their independent legal counsel. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.

At a meeting held on June 27, 2024, based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangements between the Trust and the Adviser on behalf of the Funds were fair in light of the nature, quality and extent of the services provided by the Adviser and its affiliates, the fees charged for those services and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the Independent Trustees, approved the continuation of the management agreement with respect to all of the Funds through July 31, 2025, subject to possible earlier termination as provided in the agreement.

In connection with its consideration of the management agreement, the Board considered, among other things: (i) the nature, quality and extent of the Adviser's services, (ii) the investment performance of each Fund as well as performance information for comparable funds and other, comparable clients of the Adviser, (iii) the fees and other expenses paid by each Fund as well as expense information for comparable funds and for other, comparable clients of the Adviser, (iv) the profitability of the Adviser and its affiliates from their relationship with each Fund, (v) whether economies of scale may be realized as each Fund grows and whether potential economies may be shared, in some measure, with Fund investors and (vi) other benefits to the Adviser from its relationship with the Funds. In the Board's deliberations, no single factor was responsible for the Board's decision to approve the continuation of the management agreement, and each Trustee may have afforded different weight to the various factors.

Nature, Quality and Extent of Services. The Board's consideration of the nature, quality and extent of the Adviser's services to the Funds took into account the knowledge gained from the Board's meetings with the Adviser throughout the years. In addition, the Board considered: the Adviser's long-term history of managing the Funds; the consistency of investment approach; the background and experience of the Adviser's investment personnel responsible for managing the Funds; and the Adviser's performance as administrator of the Funds, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications. The Board also reviewed the Adviser's resources and key personnel involved in providing investment management services to the Funds. The Board noted the personal investments that the Adviser's key investment personnel have made in the Funds, which further aligns the interests of the Adviser and its personnel with those of the Funds' shareholders. In addition, the Board considered compliance reports about the Adviser from the Funds' Chief Compliance Officer.

The Board also considered the information provided by the Adviser regarding the Funds' performance and the steps the Adviser is taking to improve performance. In particular, the Board noted the additional personnel added to the Adviser's investment team, which includes portfolio managers, research analysts, research associates and risk management personnel. The Board also noted the Adviser's significant investment into its infrastructure and investment processes.

Investment Performance of the Funds. The Board considered each Fund's investment performance over various time periods, including how the Fund performed compared to the average performance of a group of comparable funds (the Fund's "Category") selected by an independent third-party service provider. In certain instances noted below, the Category represents a custom group of comparable funds, also selected by the independent third-party service provider. The performance periods considered by the Board ended on March 31, 2024, except where otherwise noted. Where available, the Board considered one-, three-, five- and ten-year performance. To the extent the Board considered data for periods other than those ending on March 31, 2024 or considered comparative data in addition to that of the Category, such as comparative data for an alternate group of comparable funds (a "category"), the data was still produced by an independent third-party service provider.

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Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

Further detail considered by the Board regarding the investment performance of each Fund is set forth below:

Calamos Growth Fund. The Board considered that the Fund outperformed its custom Category average for the one- and three-year periods, though it underperformed for the older periods.

Calamos Select Fund. The Board considered that the Fund outperformed its custom Category average for the one-, three- and five-year periods, though it underperformed for the ten-year period.

Calamos Dividend Growth Fund. The Board considered that the Fund outperformed its custom Category average for all periods.

Calamos International Growth Fund. The Board considered that the Fund outperformed its Category average for all periods other than the three-year period.

Calamos International Small Cap Growth Fund. The Board considered that the Fund outperformed its Category average for all periods.

Calamos Evolving World Growth Fund. The Board considered that the Fund outperformed its Category average for the five- and ten-year periods, though it underperformed for the one- and three-year periods. With respect to the one-year period, the Board considered the Fund's rank in the 55th percentile and that the Fund had beaten its Category average for the year-to-date period. The Board considered the Fund's improving performance, noting further that, as of April 30, 2024, the Fund had outperformed its benchmark for all periods except the three-year and ten-year periods.

Calamos Global Equity Fund. The Board considered that the Fund outperformed its Category average for all periods.

Calamos Growth and Income Fund. The Board considered that the Fund outperformed its custom Category average for all periods.

Calamos Global Opportunities Fund. The Board considered that the Fund outperformed its custom Category average for all periods.

Calamos Convertible Fund. The Board considered that the Fund outperformed its Category average for the one-, five- and ten-year periods, though it underperformed for the three- year period. The Board also considered that the Fund ranked in the 55th percentile of its Category average for the year-to-date period, which put it within 15 basis points of the Category average.

Calamos Global Convertible Fund. The Board considered that the Fund outperformed its Category average for the year-to-date and one-year periods, though it underperformed for the older periods. The Board also considered that, as of April 30, 2024, the Fund outperformed its benchmark for the year-to-date and one- and five-year periods. The Board noted the Adviser's representation that the Fund is the only U.S.-based convertible fund with a global mandate in its Category, and therefore considered the Adviser's assertion that the Global Convertible UCITS fund managed by the Adviser and its performance universe are a better comparative source than the Category. As a result, the Board considered the Fund's similarity to the UCITS fund managed by the Adviser, noting that the UCITS fund outperformed peers for the one- and five-year periods and only underperformed peers for the three-year period.

Calamos Total Return Bond Fund. The Board considered that the Fund outperformed its Category average for the three-year period. While the Board noted that the Fund underperformed for the remaining periods, the Board also noted that the Fund has ranked close to the median as follows: 53rd percentile for the one-year period, 54th percentile for the five-year period and 51st percentile for the ten-year period. The Board further considered that the Fund outperformed its benchmark for the year-to-date, one-, three-, five- and ten-year and since inception periods ended April 30, 2024.

Calamos High Income Opportunities Fund. The Board considered that the Fund outperformed its Category average for all periods other than the ten-year period. The Board also considered that the Fund ranked in the 49th percentile and 2nd quartile of its Category average for the ten-year period.

Calamos Market Neutral Income Fund. The Board considered that the Fund outperformed its custom Category average for the ten-year period, though it underperformed for the remaining periods. The Board also considered, however, that the Fund ranked in the 2nd quartile of its custom Category for the year-to-date and one-, three- and five-year periods; and that the Fund ranked in the 44th, 34th, 30th and 49th percentiles of its custom Category for the year-to-date and one-, three- and five-year periods, respectively. The Board also considered that the Fund outperformed both of its benchmarks for the one-, three-, five-, ten- and since inception periods ended April 30, 2024.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

Calamos Hedged Equity Fund. The Board considered that the Fund outperformed its Category average for all periods.

Calamos Phineus Long/Short Fund. The Board considered that the Fund outperformed its Category average for the five- and ten-year periods, though it underperformed for the remaining periods. The Board also considered that the Fund outperformed both of its benchmarks for the year-to-date and since inception periods ended April 30, 2024.

Calamos Short-Term Bond Fund. The Board considered that the Fund outperformed its Category average for the three- and five-year periods, though it underperformed for the one-year period. The Board also considered that the Fund ranked in the 48th percentile and 2nd quartile of its Category average for the one-year period. The Board considered that the Fund outperformed both of its benchmarks for the one-, three- and five-year and since inception periods ended April 30, 2024.

Calamos Timpani Small Cap Growth Fund. The Board considered that the Fund outperformed its Category average for the year-to-date and one-year periods, though it underperformed for the remaining periods. The Board also considered that the Fund ranked in the 53rd and 49th percentile of its Category average for the five- and ten-year periods, respectively.

Calamos Timpani SMID Growth Fund. The Board considered that the Fund outperformed its custom Category average for the year-to-date and one-year periods, though it underperformed its custom Category average for the three-year period.

Costs of Services Provided and Profits Realized by the Adviser. Using information provided by an independent third-party service provider, the Board evaluated each Fund's actual management fee rate compared to the median management fee rate for other mutual funds similar in size, character and investment strategy (the Fund's "Expense Group"), and the Fund's total expense ratio compared to the median total expense ratio of the Fund's Expense Group.

The Board also reviewed the Adviser's management fee rates for its institutional separate accounts, other advisory accounts and sub-advisory accounts with comparable investment strategies. The Board took into account that, although the rates of fees paid by institutional clients or for sub-advisory services were generally lower than the rates of fees paid by the Funds, the differences reflected the Adviser's greater level of responsibilities and significantly broader scope of services regarding the Funds, the more extensive regulatory obligations and risks associated with managing the Funds, and other financial considerations with respect to creation and sponsorship of the Funds. The Board considered factors that led to more expenses for registered funds including but not limited to: (i) capital expenditures to establish a Fund, (ii) length of time to reach critical mass, and the related expenses, (iii) higher servicing costs of intermediaries and shareholders, (iv) higher redemption rates of assets under management, (v) entrepreneurial risk assumed by the Adviser and (vi) greater exposure to "make whole" errors.

The Board also considered the Adviser's costs in serving as the Funds' investment adviser and manager, including but not limited to costs associated with technology, infrastructure and compliance necessary to manage the Funds. The Board reviewed the Adviser's methodology for allocating costs among the Adviser's lines of business. The Board also considered information regarding the structure of the Adviser's compensation program for portfolio managers, analysts and certain other employees, and the relationship of such compensation to the attraction and retention of quality personnel. Finally, the Board reviewed information on the profitability of the Adviser in serving as each Fund's investment adviser and of the Adviser and its affiliates in all of their relationships with each Fund, as well as an explanation of the methodology utilized in allocating various expenses among the Funds and the Adviser's other business units. Data was provided to the Board with respect to profitability, both on a pre- and post-marketing cost basis. The Board reviewed the financial statements of the Adviser's parent company and discussed its corporate structure.

Further detail considered by the Board regarding the management fee rate and total expense ratio of each Fund is set forth below:

Calamos Growth Fund. The Board considered that the Fund's management fee rate and total expense ratio are higher than the respective medians of the Fund's Expense Group. The Board reviewed the Fund's expenses in light of its performance record.

Calamos Select Fund. The Board considered that the Fund's management fee rate and total expense ratio are higher than the respective medians of the Fund's Expense Group. The Board also considered that the Adviser had contractually agreed to limit Fund expenses through March 1, 2025 and was currently subsidizing the Fund under this arrangement.

Calamos Dividend Growth Fund. The Board considered that the Fund's management fee rate is lower than its Expense Group median, though the Fund's total expense ratio is higher than its Expense Group median. The Board reviewed the Fund's expenses in light of the Fund's performance record and level of assets. The Board also considered that the Adviser

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Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

had contractually agreed to limit Fund expenses through March 1, 2025 and was currently subsidizing the Fund under this arrangement.

Calamos International Growth Fund. The Board considered that the Fund's management fee rate and total expense ratio are lower than the respective medians of the Fund's Expense Group. The Board also noted that the Fund's management fee is subject to a performance adjustment, which serves to lower the management fee during periods of underperformance.

Calamos International Small Cap Growth Fund. The Board considered that the Fund's management fee rate is lower than the Fund's Expense Group median, though the Fund's total expense ratio is higher than its Expense Group median. The Board also considered that the Adviser had contractually agreed to limit Fund expenses through March 31, 2025 and was currently subsidizing the Fund under this arrangement.

Calamos Evolving World Growth Fund. The Board considered that the Fund's management fee rate and total expense ratio are lower than the respective medians of the Fund's Expense Group.

Calamos Global Equity Fund. The Board considered that, while the Fund's management fee rate and total expense ratio are higher than the respective medians of the Fund's Expense Group, the Fund's management fee is subject to a performance adjustment, which serves to lower the management fee during periods of underperformance. The Board also considered that the Adviser had contractually agreed to limit Fund expenses through March 1, 2025 and was currently subsidizing the Fund under this arrangement.

Calamos Growth and Income Fund. The Board considered that the Fund's management fee rate and total expense ratio are higher than the respective medians of the Fund's Expense Group. The Board reviewed the Fund's expenses in light of its performance record.

Calamos Global Opportunities Fund. The Board considered that the Fund's management fee rate and total expense ratio are higher than the respective medians of the Fund's Expense Group. The Board reviewed the Fund's expenses in light of its performance record. The Board considered that the Adviser had contractually agreed to limit Fund expenses through March 1, 2025 and was currently subsidizing the Fund under this arrangement. The Board also considered that the Fund's total expense ratio was only one basis point higher than the Expense Group median.

Calamos Convertible Fund. The Board considered that the Fund's management fee rate is equal to the Fund's Expense Group median, though the Fund's total expense ratio is higher than its Expense Group median. The Board noted that the Fund's total expense ratio was only about one basis point higher the Expense Group median. The Board also reviewed the Fund's expenses in light of its performance record.

Calamos Global Convertible Fund. The Board considered that the Fund's management fee rate and total expense ratio are higher than the respective medians of the Fund's Expense Group. The Board also considered, however, that the Fund offers a unique mandate and the Adviser's assertion that, as a result, there are no appropriate peer funds against which to meaningfully compare the Fund's fees. The Board also reviewed the Fund's expenses in light of its more recent performance record.

Calamos Total Return Bond Fund. The Board considered that the Fund's management fee rate is lower than its Expense Group median, though its total expense ratio is higher than its Expense Group median. The Board also considered that the Adviser had contractually agreed to limit Fund expenses through March 1, 2025 and was currently subsidizing the Fund under this arrangement. The Board also reviewed the Fund's expenses in light of its performance record.

Calamos High Income Opportunities Fund. The Board considered that the Fund's management fee rate and total expense ratio are lower than the median of the Fund's Expense Group. The Board also considered that the Adviser had contractually agreed to limit Fund expenses through March 1, 2025 and was currently subsidizing the Fund under this arrangement.

Calamos Market Neutral Income Fund. The Board considered that the Fund's management fee rate and total expense ratio are lower than the respective medians of the Fund's Expense Group.

Calamos Hedged Equity Fund. The Board considered that the Fund's management fee rate and total expense ratio are lower than the respective medians of the Fund's Expense Group.

Calamos Phineus Long/Short Fund. The Board considered that the Fund's management fee rate and total expense ratio are lower than the respective medians of the Fund's Expense Group.

CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

Calamos Short-Term Bond Fund. The Board considered that the Fund's management fee rate is equal to the Fund's Expense Group median, and that the Fund's total expense ratio is lower than its Expense Group median.

Calamos Timpani Small Cap Growth Fund. The Board considered that the Fund's management fee rate and total expense ratio are higher than the respective medians of the Fund's Expense Group. The Board also considered that the Adviser had contractually agreed to limit Fund expenses through March 1, 2025 and was currently subsidizing the Fund under this arrangement. The Board also reviewed the Fund's expenses in light of its more recent performance record.

Calamos Timpani SMID Growth Fund. The Board considered that the Fund's management fee rate is lower than the median of the Fund's Expense Group, and the total expense ratio is higher than the median of the Fund's Expense Group. The Board considered the Fund's expenses in light of its level of assets and more recent performance record. The Board also considered that the Adviser had contractually agreed to limit Fund expenses through March 1, 2025 and was currently subsidizing the Fund under this arrangement.

Economies of Scale. The Board considered whether each Fund's management fee shares with shareholders potential economies of scale that may be achieved by the Adviser. The Board recognized that breakpoints in the fee schedule for each Fund could result in the sharing of economies of scale as Fund assets increase. The Board also considered the Adviser's agreement to reimburse each Fund for a portion of its expenses if the Fund's expense ratio otherwise would exceed a certain level. The Board also considered the benefits accruing to shareholders from the Adviser's investments into its infrastructure and investment processes. The Board concluded that the breakpoints in the fee schedule for each Fund allow shareholders to benefit from potential economies of scale that may be achieved by the Adviser.

Other Benefits Derived from the Relationship with the Funds. The Board also considered other benefits that accrue to the Adviser and its affiliates from their relationship with the Funds. The Board concluded that while the Adviser may potentially benefit from its relationship with the Funds in ways other than the fees payable by the Funds, the Funds also may benefit from their relationship with the Adviser in ways other than the services to be provided by the Adviser and its affiliates pursuant to their agreement with the Funds and the fees payable by the Funds.

The Board also considered the Adviser's use of a portion of the commissions paid by the Funds on their portfolio brokerage transactions to obtain research products and services benefiting the Funds and/or other clients of the Adviser and concluded, based on reports from the Funds' Chief Compliance Officer, that the Adviser's use of "soft" commission dollars to obtain research products and services was consistent with regulatory requirements.

After full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the continuation of the management agreement for each Fund with the Adviser was in the best interest of each respective Fund and its shareholders.

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Tax Information (Unaudited)

We are providing this information as required by the Internal Revenue Code (Code). The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In February 2025, shareholders will receive Form 1099-DIV which will include their share of qualified dividends and capital gains distributed during the calendar year 2024. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 852(b)(3)(C) of the Code, the Funds hereby designate the following amounts as capital gain dividends for the fiscal period ended October 31, 2024:

MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND
$265,804,258	$0	$0	$0
CONVERTIBLE FUND	GLOBAL CONVERTIBLE FUND	TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND
$10,737,844	$0	$0	$0
GROWTH FUND	GROWTH AND INCOME FUND	DIVIDEND GROWTH FUND	SELECT FUND
$54,359,459	$88,007,410	$676,194	$1,903,922
INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND	GLOBAL OPPORTUNITIES FUND
$43	$0	$0	$0
INTERNATIONAL SMALL CAP GROWTH FUND	TOTAL RETURN BOND FUND	HIGH INCOME OPPORTUNITIES FUND	SHORT-TERM BOND FUND
$0	$0	$0	$0

Under Section 854(b)(2) of the Code, the Funds hereby designate the following amounts, or the maximum amount allowable under the Code, as qualified dividends for the fiscal period ended October 31, 2024:

MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND
$153,683,492	$3,579,087	$17,060,848	$4,392
CONVERTIBLE FUND	GLOBAL CONVERTIBLE FUND	TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND
$2,677,258	$0	$0	$0
GROWTH FUND	GROWTH AND INCOME FUND	DIVIDEND GROWTH FUND	SELECT FUND
$0	$18,132,723	$117,137	$183,243
INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND	GLOBAL OPPORTUNITIES FUND
$760,013	$2,575,103	$278,635	$1,146,789
INTERNATIONAL SMALL CAP GROWTH FUND	TOTAL RETURN BOND FUND	HIGH INCOME OPPORTUNITIES FUND	SHORT-TERM BOND FUND
$3,139	$0	$18,874	$0
CALAMOS OPEN-END FAMILY OF FUNDS ANNUAL REPORT

Tax Information (Unaudited)

Under Section 854(b)(2) of the Code, the Funds hereby designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the period ended October 31, 2024:

MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	MERGER ARBITRAGE FUND
29.7%	100.0%	68.2%	26.5%
CONVERTIBLE FUND	GLOBAL CONVERTIBLE FUND	TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND
27.2%	0%	0%	0%
GROWTH FUND	GROWTH AND INCOME FUND	DIVIDEND GROWTH FUND	SELECT FUND
0%	100.0%	100.0%	72.1%
INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND	GLOBAL OPPORTUNITIES FUND
0%	5.3%	16.0%	54.7%
INTERNATIONAL SMALL CAP GROWTH FUND	TOTAL RETURN BOND FUND	HIGH INCOME OPPORTUNITIES FUND	SHORT-TERM BOND FUND
0%	0%	0.7%	0%

At October 31, 2024, more than 50% of each of International Growth Fund and Evolving World Growth Fund total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to each fund on these investments. International Growth Fund and Evolving World Growth Fund elect to treat foreign taxes paid as allowed under Section 853 of the Code. This election will allow shareholders of record as of the 2019 distribution date to treat the proportionate share of foreign taxes paid by International Growth Fund and Evolving World Growth Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the distribution.

www.calamos.com

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

1.           Aggregate remuneration paid to all trustees by Calamos Investment Trust for the period covered by the report is shown in the Statement of Operation included as part of the financial statements filed under item 7 of the N-CSR. Such remuneration only is paid to independent (“non-interested”) trustees. John P. Calamos, Sr., the trustee who is an “interested person” of the Calamos Investment Trust, does not receive remuneration for services provided to the Calamos Investment Trust.

2.           Not applicable.

3.           Mark J. Mickey, Chief Compliance Officer of the Calamos Investment Trust, is the only officer who receives compensation from the Calamos Investment Trust. Aggregate remuneration paid to Mr. Mickey by Calamos Investment Trust for the period covered by the report is shown in the Statement of Operation included as part of the financial statements filed under item 7 of the N-CSR.

4.           Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Statement Regarding Basis for Approval of Investment Advisory Contracts – Included as part of the financial statements filed under Item 7 of the N-CSR.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16: Controls and Procedures.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and timely reported.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1) Code of Ethics.

(a)(2) Not applicable

(a)(3)(i) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(ii) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(a)(4) Not applicable

(a)(5) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	December 26, 2024

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	December 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	December 26, 2024

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	December 26, 2024